UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Total Market Index Fund

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.1
Microsoft Corp.	5.0
Amazon.com, Inc.	2.8
Tesla, Inc.	1.8
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.5
Berkshire Hathaway, Inc. Class B	1.3
UnitedHealth Group, Inc.	1.2
Johnson & Johnson	1.1
Exxon Mobil Corp.	1.0
23.5

Market Sectors (% of Fund's net assets)

Information Technology	26.1
Health Care	13.9
Financials	11.6
Consumer Discretionary	11.5
Industrials	8.8
Communication Services	7.6
Consumer Staples	6.2
Energy	4.7
Real Estate	3.5
Utilities	3.0
Materials	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.1%

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	21,970	932,627
AST SpaceMobile, Inc. (a)(b)	48,351	581,179
AT&T, Inc.	8,288,438	145,379,203
ATN International, Inc.	13,677	640,767
Bandwidth, Inc. (a)	28,446	440,913
Charge Enterprises, Inc. (a)(b)	168,781	410,138
Cogent Communications Group, Inc.	49,140	2,616,705
Consolidated Communications Holdings, Inc. (a)	81,800	469,532
Cuentas, Inc. (a)(b)	11,438	9,908
EchoStar Holding Corp. Class A (a)(b)	43,092	793,324
Frontier Communications Parent, Inc. (a)	240,499	6,195,254
Globalstar, Inc. (a)(b)	764,652	1,529,304
IDT Corp. Class B (a)	20,477	523,597
Iridium Communications, Inc. (a)	147,059	6,527,949
Liberty Global PLC:
Class A (a)	64,484	1,302,577
Class C (a)	478,044	10,187,118
Liberty Latin America Ltd.:
Class A (a)	37,031	259,217
Class C (a)	189,775	1,322,732
Lumen Technologies, Inc. (b)	1,079,689	10,753,702
Nextplat Corp. (a)	4,554	14,755
Ooma, Inc. (a)	24,618	297,878
Radius Global Infrastructure, Inc. (a)	80,868	1,113,552
Starry Group Holdings, Inc. Class A (a)(b)	155,365	349,571
Verizon Communications, Inc.	4,865,901	203,443,321
		396,094,823
Entertainment - 1.2%
Activision Blizzard, Inc.	904,080	70,961,239
AMC Entertainment Holdings, Inc. Class A (a)(b)	597,827	5,452,182
Ballantyne of Omaha, Inc. (a)	17,326	41,409
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	9,276	79,866
Cinedigm Corp. (a)(b)	156,892	84,737
Cinemark Holdings, Inc. (a)	122,931	1,730,868
CuriosityStream, Inc. Class A (a)(b)	29,764	50,599
Dolphin Entertainment, Inc. (a)(b)	5,671	23,818
Electronic Arts, Inc.	325,291	41,269,669
Gaia, Inc. Class A (a)	14,601	48,183
Genius Brands International, Inc. (a)(b)	341,061	245,564
Golden Matrix Group, Inc. (a)(b)	11,373	42,649
Grom Social Enterprises, Inc. (a)	12,514	4,893
Lions Gate Entertainment Corp.:
Class A (a)	109,195	1,075,571
Class B (a)	101,018	942,498
Live Nation Entertainment, Inc. (a)	159,373	14,400,944
LiveOne, Inc. (a)(b)	71,440	71,433
Madison Square Garden Entertainment Corp. (a)(b)	29,311	1,628,519
Madison Square Garden Sports Corp. (a)	19,613	3,143,376
Marcus Corp. (b)	24,598	395,782
Motorsport Games, Inc. Class A (a)(b)	2,692	1,719
Netflix, Inc. (a)	514,332	114,984,062
Playstudios, Inc. Class A (a)(b)	90,262	326,748
Playtika Holding Corp. (a)	118,323	1,245,941
Reading International, Inc. Class A (a)	15,573	62,915
Reservoir Media, Inc. (a)(b)	38,449	251,841
Roku, Inc. Class A (a)	139,378	9,477,704
Sciplay Corp. (A Shares) (a)	29,954	365,139
Skillz, Inc. (a)(b)	323,755	430,594
Take-Two Interactive Software, Inc. (a)	182,675	22,388,648
The Walt Disney Co. (a)	2,109,549	236,438,252
Warner Bros Discovery, Inc. (a)	2,556,183	33,843,863
Warner Music Group Corp. Class A	132,383	3,543,893
World Wrestling Entertainment, Inc. Class A (b)	49,470	3,364,455
		568,419,573
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	6,981,586	755,547,237
Class C (a)	6,370,091	695,295,433
Angi, Inc. (a)(b)	85,809	348,385
Autoweb, Inc. (a)	6,160	2,390
Bumble, Inc. (a)	83,314	2,087,016
BuzzFeed, Inc. (a)(b)	30,163	46,753
CarGurus, Inc. Class A (a)	101,340	1,895,058
Cars.com, Inc. (a)	75,615	964,091
Creatd, Inc. (a)(b)	17,561	9,170
DHI Group, Inc. (a)	48,272	246,187
Eventbrite, Inc. (a)(b)	93,347	663,697
EverQuote, Inc. Class A (a)	24,751	214,096
fuboTV, Inc. (a)(b)	211,146	764,349
IAC (a)	99,657	6,404,955
Izea Worldwide, Inc. (a)(b)	64,396	55,014
Kubient, Inc. (a)(b)	9,055	11,590
Liberty TripAdvisor Holdings, Inc. (a)	74,921	89,905
Match Group, Inc. (a)	332,998	18,824,377
MediaAlpha, Inc. Class A (a)	25,835	215,722
Meta Platforms, Inc. Class A (a)	2,656,020	432,745,339
Nextdoor Holdings, Inc. (a)(b)	111,845	355,667
Outbrain, Inc. (a)(b)	9,538	42,063
Paltalk, Inc. (b)	4,883	8,692
Pinterest, Inc. Class A (a)	669,571	15,426,916
QuinStreet, Inc. (a)	59,201	711,004
Shutterstock, Inc.	26,790	1,484,434
Snap, Inc. Class A (a)	1,269,015	13,806,883
Society Pass, Inc. (b)	6,665	12,597
Super League Gaming, Inc. (a)(b)	51,901	46,197
System1, Inc. (a)(b)	21,980	242,879
The Arena Group Holdings, Inc. (b)	13,854	145,744
Travelzoo, Inc. (a)	8,037	46,856
TripAdvisor, Inc. (a)	115,144	2,740,427
TrueCar, Inc. (a)	102,878	224,274
Twitter, Inc. (a)	884,208	34,263,060
Vimeo, Inc. (a)	180,899	1,070,922
Vinco Ventures, Inc. (a)(b)	190,410	184,698
Wejo Group Ltd. (a)(b)	49,036	55,411
Yelp, Inc. (a)	76,737	2,622,103
Zedge, Inc. (a)	13,083	37,025
Ziff Davis, Inc. (a)	54,403	4,204,264
ZipRecruiter, Inc. (a)	13,997	233,470
Zoominfo Technologies, Inc. (a)	349,115	15,856,803
		2,010,253,153
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)	56,738	149,788
Advantage Solutions, Inc. Class A (a)(b)	114,364	416,285
Altice U.S.A., Inc. Class A (a)	260,925	2,609,250
AMC Networks, Inc. Class A (a)	35,192	942,794
Audacy, Inc. Class A (a)	133,357	73,560
Beasley Broadcast Group, Inc. Class A (a)	5,666	6,913
Boston Omaha Corp. (a)(b)	20,476	549,371
Cable One, Inc. (b)	5,791	6,572,785
Cardlytics, Inc. (a)	39,095	517,618
Cbdmd, Inc. (a)(b)	48,506	19,359
Charter Communications, Inc. Class A (a)	134,202	55,375,771
Clear Channel Outdoor Holdings, Inc. (a)	544,859	871,774
Comcast Corp. Class A	5,177,750	187,382,773
comScore, Inc. (a)(b)	85,291	185,934
Cumulus Media, Inc. (a)	18,958	176,689
Daily Journal Corp. (a)	911	237,953
DallasNews Corp.	1,634	13,072
Digital Media Solutions, Inc. Class A (a)(b)	10,331	13,327
DISH Network Corp. Class A (a)	293,883	5,098,870
E.W. Scripps Co. Class A (a)	67,553	1,009,917
Emerald Holding, Inc. (a)	25,809	98,848
Entravision Communication Corp. Class A	69,720	354,178
Fluent, Inc. (a)	49,180	78,688
Fox Corp.:
Class A	406,218	13,884,531
Class B	122,554	3,875,157
Gannett Co., Inc. (a)(b)	173,936	403,532
Gray Television, Inc.	102,645	1,960,520
Harte-Hanks, Inc. (a)	4,290	65,637
Hemisphere Media Group, Inc. (a)	22,142	161,858
iHeartMedia, Inc. (a)	126,107	1,116,047
Innovid Corp. (a)(b)	75,400	276,718
Insignia Systems, Inc. (a)(b)	895	6,444
Integral Ad Science Holding Corp. (a)	17,695	143,860
Interpublic Group of Companies, Inc.	454,334	12,557,792
John Wiley & Sons, Inc. Class A	50,939	2,344,722
Lee Enterprises, Inc. (a)	5,616	111,758
Liberty Broadband Corp.:
Class A (a)	31,164	3,141,954
Class C (a)	145,470	14,794,299
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	15,624	439,034
Liberty Braves Class C (a)	39,934	1,091,796
Liberty Formula One Group Series C (a)	232,719	14,819,546
Liberty Media Class A (a)	29,993	1,743,493
Liberty SiriusXM Series A (a)(b)	80,840	3,358,094
Liberty SiriusXM Series C (a)	192,929	7,979,543
Loyalty Ventures, Inc. (a)	22,436	47,340
Magnite, Inc. (a)	131,903	993,230
Marchex, Inc. Class B (a)	22,844	47,287
Mediaco Holding, Inc. (a)	1,561	4,543
National CineMedia, Inc. (b)	65,009	80,611
News Corp.:
Class A	352,482	5,963,995
Class B	240,206	4,141,151
Nexstar Broadcasting Group, Inc. Class A	46,600	8,915,512
Nextplay Technologies, Inc. (a)(b)	73,271	19,534
Omnicom Group, Inc.	239,158	15,999,670
Paramount Global:
Class A (b)	61,182	1,616,428
Class B	645,807	15,105,426
PubMatic, Inc. (a)(b)	48,919	957,345
Saga Communications, Inc. Class A	4,627	128,769
Salem Communications Corp. Class A (a)	11,612	27,869
Scholastic Corp.	35,299	1,620,577
Sinclair Broadcast Group, Inc. Class A (b)	50,820	1,122,614
Sirius XM Holdings, Inc. (b)	1,046,435	6,372,789
SPAR Group, Inc. (a)(b)	5,651	7,290
Stagwell, Inc. (a)(b)	88,789	601,989
Stran & Co., Inc. (a)(b)	13,640	25,098
TechTarget, Inc. (a)	30,692	1,991,911
TEGNA, Inc.	256,173	5,482,102
The New York Times Co. Class A	191,422	5,836,457
Thryv Holdings, Inc. (a)	19,237	492,082
Townsquare Media, Inc. (a)	11,232	97,718
Troika Media Group, Inc. (a)(b)	24,495	17,259
Urban One, Inc.:
Class A (a)	7,985	43,598
Class D (non-vtg.) (a)	23,198	97,200
WideOpenWest, Inc. (a)	60,594	1,078,573
Xcel Brands, Inc. (a)(b)	4,185	4,687
		425,972,506
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	78,478	1,166,183
KORE Group Holdings, Inc. (a)	37,958	113,494
NII Holdings, Inc. (a)(c)	62,298	16,197
Shenandoah Telecommunications Co.	57,957	1,291,862
Spok Holdings, Inc.	23,090	166,248
SurgePays, Inc. (a)(b)	9,534	40,138
T-Mobile U.S., Inc. (a)	681,798	98,151,640
Telephone & Data Systems, Inc.	114,025	1,855,187
U.S. Cellular Corp. (a)	17,714	506,443
		103,307,392
TOTAL COMMUNICATION SERVICES		3,504,047,447
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.3%
Adient PLC (a)	108,699	3,608,807
American Axle & Manufacturing Holdings, Inc. (a)	130,693	1,352,673
Aptiv PLC (a)	313,731	29,311,887
Autoliv, Inc.	92,595	7,202,965
BorgWarner, Inc.	280,714	10,582,918
Cooper-Standard Holding, Inc. (a)(b)	19,304	151,150
Dana, Inc.	164,989	2,552,380
Dorman Products, Inc. (a)	32,502	2,946,306
Fox Factory Holding Corp. (a)	48,475	4,518,355
Garrett Motion, Inc. (a)(b)	66,074	455,250
Gentex Corp.	272,463	7,435,515
Gentherm, Inc. (a)	38,092	2,281,711
Holley, Inc. (a)(b)	43,507	246,685
Horizon Global Corp. (a)(b)	20,130	29,994
LCI Industries	29,214	3,385,026
Lear Corp.	69,501	9,635,619
Luminar Technologies, Inc. (a)(b)	253,174	2,182,360
Modine Manufacturing Co. (a)	59,806	895,894
Motorcar Parts of America, Inc. (a)	22,334	331,883
Patrick Industries, Inc.	25,239	1,336,910
QuantumScape Corp. Class A (a)(b)	295,485	3,259,200
Solid Power, Inc. (a)	128,530	845,727
Standard Motor Products, Inc.	21,859	802,225
Stoneridge, Inc. (a)	31,429	597,151
Strattec Security Corp. (a)	4,336	118,373
Superior Industries International, Inc. (a)(b)	28,808	143,464
Sypris Solutions, Inc. (a)	11,199	21,502
Tenneco, Inc. (a)	86,211	1,625,939
The Goodyear Tire & Rubber Co. (a)	326,153	4,575,927
Unique Fabricating, Inc. (a)	2,233	1,675
Visteon Corp. (a)	32,253	3,864,877
Worksport Ltd. (a)(b)	10,407	22,167
XL Fleet Corp. (Class A) (a)(b)	111,499	124,879
XPEL, Inc. (a)(b)	19,162	1,313,172
		107,760,566
Automobiles - 2.1%
Arcimoto, Inc. (a)(b)	32,018	70,119
AYRO, Inc. (a)(b)	31,853	28,368
Canoo, Inc. (a)(b)	162,949	519,807
Faraday Future Intelligent Electric, Inc. (a)(b)	182,080	203,930
Fisker, Inc. (a)(b)	164,616	1,486,482
Ford Motor Co.	4,573,434	69,699,134
General Motors Co.	1,690,832	64,606,691
Harley-Davidson, Inc.	172,315	6,646,190
Lordstown Motors Corp. Class A (a)(b)	139,440	298,402
Lucid Group, Inc. Class A (a)(b)	660,694	10,135,046
Mullen Automotive, Inc. (a)(b)	281,323	187,642
Rivian Automotive, Inc.	188,032	6,150,527
Tesla, Inc. (a)	2,915,251	803,472,328
Thor Industries, Inc. (b)	63,242	5,123,234
Volcon, Inc. (b)	21,850	66,424
Winnebago Industries, Inc. (b)	37,759	2,174,163
Workhorse Group, Inc. (a)(b)	186,107	582,515
		971,451,002
Distributors - 0.1%
Amcon Distributing Co. (b)	193	37,633
Educational Development Corp.	7,003	22,200
Funko, Inc. (a)	31,367	698,543
Genuine Parts Co.	163,828	25,558,806
Kaival Brands Innovations Group, Inc. (a)(b)	17,015	22,120
LKQ Corp.	302,241	16,085,266
Pool Corp.	46,584	15,800,827
Weyco Group, Inc.	7,906	202,394
		58,427,789
Diversified Consumer Services - 0.1%
2U, Inc. (a)	91,548	651,822
ADT, Inc.	267,749	1,951,890
Adtalem Global Education, Inc. (a)	52,075	1,962,707
American Public Education, Inc. (a)	21,703	224,192
Aspen Group, Inc. (a)	20,278	16,263
Bright Horizons Family Solutions, Inc. (a)	68,215	4,652,263
Carriage Services, Inc.	15,738	557,283
Chegg, Inc. (a)	145,118	2,855,922
Coursera, Inc. (a)	98,933	1,137,730
Duolingo, Inc. (a)(b)	23,475	2,207,120
European Wax Center, Inc. (b)	22,181	479,775
Frontdoor, Inc. (a)	94,420	2,216,982
Graham Holdings Co.	4,503	2,546,131
Grand Canyon Education, Inc. (a)	37,098	3,019,035
H&R Block, Inc.	184,444	8,299,980
Laureate Education, Inc. Class A	161,256	1,777,041
Lincoln Educational Services Corp. (a)	28,204	183,326
Mister Car Wash, Inc. (a)(b)	43,977	435,812
Nerdy, Inc. Class A (a)(b)	68,278	208,931
OneSpaWorld Holdings Ltd. (a)(b)	82,358	725,574
Perdoceo Education Corp. (a)	77,292	895,041
PowerSchool Holdings, Inc. (a)(b)	48,779	878,022
Regis Corp. (a)(b)	37,935	53,109
Rover Group, Inc. Class A (a)(b)	87,252	332,430
Service Corp. International	183,782	11,341,187
StoneMor, Inc. (a)	44,124	151,787
Strategic Education, Inc. (b)	26,672	1,725,678
Stride, Inc. (a)	49,145	1,874,390
Terminix Global Holdings, Inc. (a)	139,293	5,940,846
The Beachbody Co., Inc. (a)(b)	106,680	123,749
Udemy, Inc.	18,784	279,130
Universal Technical Institute, Inc. (a)	37,512	257,332
Vivint Smart Home, Inc. Class A (a)(b)	48,761	305,244
WW International, Inc. (a)	59,887	312,610
Xpresspa Group, Inc. (a)(b)	115,040	119,642
Zovio, Inc. (a)(b)	25,669	6,725
		60,706,701
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	64,149	603,642
Airbnb, Inc. Class A (a)	442,907	50,101,640
Allied Esports Entertainment, Inc. (a)(b)	18,221	27,332
ARAMARK Holdings Corp.	297,332	10,617,726
Ark Restaurants Corp. (b)	2,540	50,063
Bally's Corp. (a)	33,233	787,290
BBQ Holdings, Inc. (a)	12,395	213,070
Biglari Holdings, Inc.:
Class A (a)	82	54,120
Class B (a)	947	127,712
BJ's Restaurants, Inc. (a)	27,638	693,161
Bloomin' Brands, Inc.	92,397	1,868,267
Bluegreen Vacations Holding Corp. Class A	16,027	334,003
Booking Holdings, Inc. (a)	47,050	88,256,861
Bowlero Corp. Class A (a)(b)	47,058	556,226
Boyd Gaming Corp.	91,620	4,986,877
Brinker International, Inc. (a)	50,530	1,238,490
BurgerFi International, Inc. (a)(b)	15,389	46,321
Caesars Entertainment, Inc. (a)	250,422	10,798,197
Canterbury Park Holding Co.	2,366	52,052
Carnival Corp. (a)(b)	1,141,064	10,794,465
Carrols Restaurant Group, Inc.	38,623	84,971
Century Casinos, Inc. (a)	32,935	242,731
Chipotle Mexican Grill, Inc. (a)	32,364	51,678,835
Choice Hotels International, Inc.	37,664	4,320,437
Churchill Downs, Inc.	40,151	7,913,361
Chuy's Holdings, Inc. (a)	22,879	510,888
Cracker Barrel Old Country Store, Inc. (b)	26,765	2,889,014
Darden Restaurants, Inc.	144,129	17,830,199
Dave & Buster's Entertainment, Inc. (a)	44,560	1,842,110
Denny's Corp. (a)	71,116	672,046
Dine Brands Global, Inc. (b)	19,311	1,286,113
Domino's Pizza, Inc.	41,609	15,472,723
Draftkings Holdings, Inc. (a)(b)	419,128	6,731,196
Drive Shack, Inc. (a)(b)	94,875	102,465
Dutch Bros, Inc. (b)	31,332	1,143,618
Ebet, Inc. (a)(b)	2,137	3,975
El Pollo Loco Holdings, Inc. (a)	22,844	206,738
Elys Game Technology Corp. (a)	16,022	8,927
Esports Entertainment Group, Inc. (a)(b)	34,598	16,590
Everi Holdings, Inc. (a)	111,963	2,071,316
Expedia, Inc. (a)	176,212	18,088,162
F45 Training Holdings, Inc. (a)	24,849	62,123
FAT Brands, Inc.:
Class A (b)	166	1,406
Class B	6,852	56,392
Fiesta Restaurant Group, Inc. (a)	18,933	126,283
First Watch Restaurant Group, Inc.	11,185	187,572
Flanigans Enterprises, Inc.	648	16,654
Full House Resorts, Inc. (a)	39,366	265,327
GAN Ltd. (a)	44,881	115,793
Golden Entertainment, Inc. (a)	23,365	893,945
Good Times Restaurants, Inc. (a)	10,762	31,640
Hall of Fame Resort & Entertainment Co. (a)(b)	75,282	59,977
Hilton Grand Vacations, Inc. (a)	106,246	4,332,712
Hilton Worldwide Holdings, Inc.	323,578	41,210,894
Hyatt Hotels Corp. Class A (a)	58,758	5,265,892
Inspirato, Inc. (a)	25,787	71,946
Inspired Entertainment, Inc. (a)	30,618	320,570
Jack in the Box, Inc. (b)	24,108	1,925,265
Krispy Kreme, Inc.	35,171	413,259
Kura Sushi U.S.A., Inc. Class A (a)	4,862	363,483
Las Vegas Sands Corp. (a)	399,770	15,043,345
Life Time Group Holdings, Inc. (b)	44,950	532,658
Light & Wonder, Inc. Class A (a)	114,278	5,625,906
Lindblad Expeditions Holdings (a)	35,320	273,024
Lottery.Com, Inc. (a)(b)	36,408	12,965
Marriott International, Inc. Class A	318,333	48,940,515
Marriott Vacations Worldwide Corp.	47,738	6,798,846
McDonald's Corp.	855,760	215,891,133
Membership Collective Group, Inc. Class A (a)(b)	34,907	197,923
MGM Resorts International	408,691	13,339,674
Monarch Casino & Resort, Inc. (a)	15,243	920,525
Nathan's Famous, Inc. (b)	4,351	282,815
Noodles & Co. (a)	41,511	197,177
Norwegian Cruise Line Holdings Ltd. (a)(b)	481,278	6,295,116
Papa John's International, Inc. (b)	36,525	2,952,316
Penn Entertainment, Inc. (a)	187,496	5,855,500
Planet Fitness, Inc. (a)	98,838	6,696,275
Playa Hotels & Resorts NV (a)	154,175	1,011,388
PlayAGS, Inc. (a)	31,282	230,236
Portillo's, Inc. (b)	33,810	744,496
Potbelly Corp. (a)	24,448	132,997
Rave Restaurant Group, Inc. (a)(b)	14,724	17,522
RCI Hospitality Holdings, Inc.	9,130	595,367
Red Robin Gourmet Burgers, Inc. (a)(b)	17,510	130,099
Red Rock Resorts, Inc.	60,667	2,318,693
Royal Caribbean Cruises Ltd. (a)	262,225	10,711,891
Rush Street Interactive, Inc. (a)	63,364	306,682
Ruth's Hospitality Group, Inc.	36,077	657,323
SeaWorld Entertainment, Inc. (a)	54,113	2,719,178
Shake Shack, Inc. Class A (a)	45,115	2,150,181
Six Flags Entertainment Corp. (a)(b)	88,864	1,968,338
Sonder Holdings, Inc. (a)(b)	136,699	254,260
Starbucks Corp.	1,327,607	111,611,920
Sweetgreen, Inc. Class A	15,325	259,146
Target Hospitality Corp. (a)(b)	28,885	383,882
Texas Roadhouse, Inc. Class A	78,249	6,945,381
The Cheesecake Factory, Inc. (b)	56,668	1,735,174
The ONE Group Hospitality, Inc. (a)	30,050	214,557
Travel+Leisure Co.	102,412	4,342,269
Vacasa, Inc. Class A (a)	106,326	425,304
Vail Resorts, Inc.	46,577	10,464,920
Wendy's Co.	195,863	3,756,652
Wingstop, Inc. (b)	34,299	3,905,284
Wyndham Hotels & Resorts, Inc.	105,444	6,889,711
Wynn Resorts Ltd. (a)	120,923	7,326,725
Xponential Fitness, Inc. (a)(b)	15,371	281,750
Yum! Brands, Inc.	329,384	36,640,676
		920,032,778
Household Durables - 0.4%
Aterian, Inc. (a)(b)	56,142	128,004
Bassett Furniture Industries, Inc. (b)	10,142	193,307
Beazer Homes U.S.A., Inc. (a)	35,293	502,572
Cavco Industries, Inc. (a)	9,839	2,302,424
Century Communities, Inc.	34,877	1,628,407
Cricut, Inc. (a)(b)	49,760	310,502
D.R. Horton, Inc.	370,895	26,389,179
Dixie Group, Inc. (a)	13,394	15,135
Dream Finders Homes, Inc. (a)(b)	20,864	257,670
Emerson Radio Corp. (a)	6,994	4,553
Ethan Allen Interiors, Inc.	25,549	607,300
Flexsteel Industries, Inc.	6,418	112,251
Garmin Ltd.	177,354	15,694,055
GoPro, Inc. Class A (a)	151,021	919,718
Green Brick Partners, Inc. (a)(b)	52,777	1,285,648
Hamilton Beach Brands Holding Co. Class A (b)	8,711	107,581
Harbor Custom Development, Inc. (a)(b)	15,633	17,665
Helen of Troy Ltd. (a)	27,373	3,384,124
Hooker Furnishings Corp.	13,935	221,148
Hovnanian Enterprises, Inc. Class A (a)	5,654	226,669
Installed Building Products, Inc.	26,684	2,416,503
iRobot Corp. (a)(b)	31,336	1,845,064
KB Home	99,266	2,843,971
Koss Corp. (a)(b)	7,625	59,704
La-Z-Boy, Inc.	49,473	1,305,592
Landsea Homes Corp. (a)	15,255	102,209
Legacy Housing Corp. (a)	13,278	226,921
Leggett & Platt, Inc. (b)	153,171	5,854,196
Lennar Corp.:
Class A	311,637	24,136,286
Class B	1,838	113,368
LGI Homes, Inc. (a)	23,993	2,277,176
Lifetime Brands, Inc.	14,087	125,656
Live Ventures, Inc. (a)	1,305	32,860
Lovesac (a)(b)	15,389	474,751
M.D.C. Holdings, Inc.	65,727	2,042,795
M/I Homes, Inc. (a)	32,398	1,400,890
Meritage Homes Corp. (a)	43,017	3,370,382
Mohawk Industries, Inc. (a)	60,015	6,623,255
Nephros, Inc. (a)(b)	3,430	4,871
Newell Brands, Inc.	427,982	7,639,479
Nova LifeStyle, Inc. (a)	1,541	1,171
NVR, Inc. (a)	3,576	14,804,855
PulteGroup, Inc.	273,860	11,135,148
Purple Innovation, Inc. (a)(b)	81,801	233,951
Skyline Champion Corp. (a)	60,803	3,445,706
Snap One Holdings Corp. (a)	16,069	179,812
Sonos, Inc. (a)	146,914	2,209,587
Taylor Morrison Home Corp. (a)	137,260	3,446,599
Tempur Sealy International, Inc.	201,368	5,036,214
Toll Brothers, Inc.	126,087	5,521,350
TopBuild Corp. (a)	38,255	7,029,739
Traeger, Inc. (a)(b)	26,778	70,694
TRI Pointe Homes, Inc. (a)	118,069	2,046,136
Tupperware Brands Corp. (a)(b)	52,756	592,977
Universal Electronics, Inc. (a)	15,604	346,877
Vizio Holding Corp. (a)	43,573	467,103
VOXX International Corp. (a)(b)	17,324	167,003
Vuzix Corp. (a)(b)	67,703	508,450
Weber, Inc. (b)	22,172	159,195
Whirlpool Corp. (b)	65,913	10,321,976
ZAGG, Inc. rights (a)(c)	23,001	2,070
		184,930,454
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	33,402	289,929
1stDibs.com, Inc. (a)	6,796	46,009
Amazon.com, Inc. (a)	10,131,867	1,284,416,780
BARK, Inc. (a)	93,452	216,809
Boxed, Inc. Class A (a)	58,883	62,416
CarParts.com, Inc. (a)(b)	55,617	360,398
Chewy, Inc. (a)(b)	104,262	3,579,314
ContextLogic, Inc. (a)(b)	394,841	513,293
Digital Brands Group, Inc. (a)(b)	37,142	5,062
Doordash, Inc. (a)	194,525	11,652,048
Duluth Holdings, Inc. (a)	14,419	127,897
eBay, Inc.	648,459	28,616,496
Etsy, Inc. (a)	147,696	15,598,175
Groupon, Inc. (a)(b)	24,339	241,199
iMedia Brands, Inc. (a)(b)	25,039	25,164
iPower, Inc. (a)(b)	2,046	2,128
Lands' End, Inc. (a)	16,347	225,916
Liquidity Services, Inc. (a)	31,099	543,922
Lulu's Fashion Lounge Holdings, Inc. (b)	7,277	46,427
Lyft, Inc. (a)	347,297	5,115,685
Overstock.com, Inc. (a)(b)	49,225	1,284,773
PARTS iD, Inc. (a)(b)	3,233	4,238
PetMed Express, Inc. (b)	24,525	504,479
Polished.Com, Inc. (a)(b)	119,292	83,755
Porch Group, Inc. Class A (a)(b)	86,259	185,457
Poshmark, Inc. (a)	47,331	512,121
Quotient Technology, Inc. (a)(b)	99,818	185,661
Qurate Retail, Inc. Series A	401,270	1,243,937
Remark Holdings, Inc. (a)(b)	95,953	38,199
Rent the Runway, Inc. Class A (b)	19,968	88,858
Revolve Group, Inc. (a)(b)	46,934	1,102,480
RumbleON, Inc. Class B (a)	11,604	253,547
Stitch Fix, Inc. (a)(b)	93,676	470,254
The RealReal, Inc. (a)	101,834	217,925
thredUP, Inc. (a)	64,900	156,409
Trxade Health, Inc. (a)(b)	1,931	2,201
Uber Technologies, Inc. (a)	1,956,400	56,266,064
Vivid Seats, Inc. Class A (b)	25,869	209,280
Waitr Holdings, Inc. (a)(b)	132,508	34,147
Wayfair LLC Class A (a)(b)	91,397	4,817,536
Xometry, Inc. (a)(b)	11,087	543,374
		1,419,889,762
Leisure Products - 0.1%
Acushnet Holdings Corp.	38,862	1,851,774
American Outdoor Brands, Inc. (a)(b)	15,252	131,015
AMMO, Inc. (a)(b)	105,001	400,054
Brunswick Corp.	88,300	6,596,893
Callaway Golf Co. (a)	133,503	2,954,421
Clarus Corp. (b)	30,778	466,902
Escalade, Inc. (b)	14,000	163,940
Hasbro, Inc.	151,215	11,918,766
JAKKS Pacific, Inc. (a)	8,859	198,442
Johnson Outdoors, Inc. Class A	8,387	512,781
Latham Group, Inc. (a)	36,924	210,836
Malibu Boats, Inc. Class A (a)	23,500	1,410,705
Marine Products Corp.	22,603	224,448
MasterCraft Boat Holdings, Inc. (a)	20,785	500,711
Mattel, Inc. (a)	407,598	9,016,068
Nautilus, Inc. (a)	32,238	65,121
Peloton Interactive, Inc. Class A (a)(b)	359,304	3,661,308
Polaris, Inc. (b)	65,253	7,391,207
Smith & Wesson Brands, Inc. (b)	51,715	687,810
Solo Brands, Inc. Class A	14,731	61,134
Sturm, Ruger & Co., Inc. (b)	20,213	1,056,129
Vista Outdoor, Inc. (a)	65,622	1,845,291
YETI Holdings, Inc. (a)	98,793	3,644,474
		54,970,230
Multiline Retail - 0.5%
Big Lots, Inc. (b)	33,419	687,429
Dillard's, Inc. Class A (b)	4,238	1,255,465
Dollar General Corp.	265,151	62,952,150
Dollar Tree, Inc. (a)	260,537	35,349,660
Franchise Group, Inc.	31,346	1,062,316
Kohl's Corp.	150,902	4,288,635
Macy's, Inc.	329,903	5,713,920
Nordstrom, Inc.	127,910	2,188,540
Ollie's Bargain Outlet Holdings, Inc. (a)	67,132	3,713,071
Target Corp.	535,447	85,853,572
Tuesday Morning Corp. (a)(b)	56,575	20,452
		203,085,210
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	58,070	835,627
Academy Sports & Outdoors, Inc. (b)	97,890	4,217,101
Advance Auto Parts, Inc.	70,915	11,959,106
America's Car Mart, Inc. (a)	7,026	566,366
American Eagle Outfitters, Inc. (b)	177,398	1,997,501
Arhaus, Inc.	14,695	125,789
Arko Corp. (b)	74,930	714,083
Asbury Automotive Group, Inc. (a)	26,108	4,555,324
AutoNation, Inc. (a)	40,807	5,084,552
AutoZone, Inc. (a)	22,965	48,667,658
Barnes & Noble Education, Inc. (a)(b)	39,887	102,111
Bath & Body Works, Inc.	276,649	10,327,307
Bed Bath & Beyond, Inc. (a)(b)	92,921	885,537
Best Buy Co., Inc.	235,364	16,637,881
Big 5 Sporting Goods Corp. (b)	25,578	313,075
Boot Barn Holdings, Inc. (a)	34,145	2,274,740
Brilliant Earth Group, Inc. Class A	11,899	88,053
Build-A-Bear Workshop, Inc.	17,019	260,731
Burlington Stores, Inc. (a)	76,707	10,753,554
Caleres, Inc. (b)	43,626	1,113,336
Camping World Holdings, Inc. (b)	44,339	1,335,491
CarLotz, Inc. Class A (a)(b)	78,816	31,526
CarMax, Inc. (a)(b)	186,726	16,514,047
Carvana Co. Class A (a)(b)	114,153	3,765,907
Chico's FAS, Inc. (a)	147,414	837,312
Citi Trends, Inc. (a)(b)	10,784	217,837
Conn's, Inc. (a)(b)	18,630	179,034
Designer Brands, Inc. Class A (b)	71,271	1,215,883
Destination XL Group, Inc. (a)	45,394	250,121
Dick's Sporting Goods, Inc. (b)	66,509	7,074,562
Envela Corp. (a)	11,687	84,848
EVgo, Inc. Class A (a)(b)	78,226	742,365
Express, Inc. (a)(b)	84,247	128,055
Five Below, Inc. (a)	63,683	8,143,782
Floor & Decor Holdings, Inc. Class A (a)(b)	123,376	10,037,871
Foot Locker, Inc.	96,165	3,542,719
GameStop Corp. Class A (b)	287,365	8,230,134
Gap, Inc. (b)	241,306	2,205,537
Genesco, Inc. (a)	14,872	841,458
Group 1 Automotive, Inc. (b)	19,520	3,486,077
GrowGeneration Corp. (a)(b)	64,344	305,634
Guess?, Inc. (b)	41,237	720,410
Haverty Furniture Companies, Inc. (b)	17,974	482,063
Hibbett, Inc. (b)	14,112	826,963
J.Jill, Inc. (a)	4,471	72,430
JOANN, Inc. (b)	15,055	106,891
Kirkland's, Inc. (a)(b)	13,524	55,178
Lazydays Holdings, Inc. (a)(b)	11,200	184,352
Leslie's, Inc. (a)(b)	157,679	2,235,888
Lithia Motors, Inc. Class A (sub. vtg.)	33,587	8,915,333
LL Flooring Holdings, Inc. (a)	36,012	293,138
Lowe's Companies, Inc.	765,357	148,586,408
MarineMax, Inc. (a)	24,781	900,542
Monro, Inc. (b)	38,669	1,790,761
Murphy U.S.A., Inc.	25,596	7,427,191
National Vision Holdings, Inc. (a)(b)	93,487	3,106,573
O'Reilly Automotive, Inc. (a)	76,048	53,014,582
OneWater Marine, Inc. Class A (a)	13,666	544,590
Party City Holdco, Inc. (a)(b)	141,433	278,623
Penske Automotive Group, Inc. (b)	33,930	4,000,686
Petco Health & Wellness Co., Inc. (a)(b)	93,402	1,393,558
Rent-A-Center, Inc.	62,406	1,612,571
RH (a)	20,180	5,164,264
Ross Stores, Inc.	408,327	35,226,370
Sally Beauty Holdings, Inc. (a)	122,834	1,827,770
Shift Technologies, Inc. Class A (a)(b)	72,042	61,236
Shoe Carnival, Inc. (b)	21,370	508,392
Signet Jewelers Ltd. (b)	54,447	3,559,200
Sleep Number Corp. (a)(b)	25,416	1,052,985
Sonic Automotive, Inc. Class A (sub. vtg.)	22,673	1,205,977
Sportsman's Warehouse Holdings, Inc. (a)	51,427	409,359
The Aaron's Co., Inc.	36,353	432,601
The Buckle, Inc.	34,212	1,104,363
The Cato Corp. Class A (sub. vtg.) (b)	20,968	226,664
The Children's Place, Inc. (a)	15,504	653,959
The Container Store Group, Inc. (a)	39,823	270,000
The Home Depot, Inc.	1,196,283	345,031,943
The ODP Corp. (a)	50,398	1,801,729
Tile Shop Holdings, Inc.	45,938	180,077
Tilly's, Inc.	28,099	210,743
TJX Companies, Inc.	1,359,400	84,758,590
Torrid Holdings, Inc. (a)(b)	11,517	64,610
Tractor Supply Co.	129,863	24,044,134
TravelCenters of America LLC (a)	14,343	775,669
Ulta Beauty, Inc. (a)	60,512	25,407,173
Urban Outfitters, Inc. (a)(b)	72,744	1,464,337
Victoria's Secret & Co. (a)	77,974	2,607,451
Volta, Inc. (a)(b)	162,964	348,743
Vroom, Inc. (a)(b)	159,288	259,639
Warby Parker, Inc. (a)(b)	14,547	182,856
Williams-Sonoma, Inc. (b)	80,679	12,001,001
Winmark Corp.	3,361	693,610
Zumiez, Inc. (a)(b)	19,218	498,899
		979,232,707
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	109,022	448,080
Capri Holdings Ltd. (a)	169,992	8,020,223
Carter's, Inc. (b)	46,201	3,411,944
Charles & Colvard Ltd. (a)	24,455	31,058
Columbia Sportswear Co.	38,205	2,721,724
Crocs, Inc. (a)	71,733	5,286,722
Crown Crafts, Inc.	4,375	26,688
Culp, Inc. (b)	11,695	53,797
Deckers Outdoor Corp. (a)	31,700	10,193,769
Delta Apparel, Inc. (a)	6,624	124,399
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	5,993
Fossil Group, Inc. (a)	60,572	256,220
G-III Apparel Group Ltd. (a)	49,730	1,047,811
Hanesbrands, Inc. (b)	400,266	3,486,317
Jerash Holdings U.S., Inc.	2,992	16,067
Kontoor Brands, Inc. (b)	53,665	1,997,948
Lakeland Industries, Inc. (a)(b)	8,580	115,830
Levi Strauss & Co. Class A (b)	111,642	1,885,633
lululemon athletica, Inc. (a)	135,028	40,502,999
Movado Group, Inc. (b)	19,877	633,878
NIKE, Inc. Class B	1,469,488	156,426,998
Oxford Industries, Inc. (b)	18,183	1,940,672
PLBY Group, Inc. (a)(b)	26,557	119,507
PVH Corp.	77,353	4,351,106
Ralph Lauren Corp.	53,004	4,840,855
Rocky Brands, Inc.	8,992	234,961
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	154,833	5,852,687
Steven Madden Ltd.	86,555	2,519,616
Superior Group of Companies, Inc.	12,016	133,498
Tapestry, Inc.	289,897	10,068,123
Toughbuilt Industries, Inc. (a)	357	1,050
Under Armour, Inc.:
Class A (sub. vtg.) (a)	228,888	1,927,237
Class C (non-vtg.) (a)	237,540	1,802,929
Unifi, Inc. (a)	15,719	178,568
Vera Bradley, Inc. (a)	27,694	109,668
VF Corp.	373,225	15,470,176
Vince Holding Corp. (a)	1,696	12,126
Wolverine World Wide, Inc. (b)	93,467	1,826,345
		288,083,222
TOTAL CONSUMER DISCRETIONARY		5,248,570,421
CONSUMER STAPLES - 6.2%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	119,158	65,823
Boston Beer Co., Inc. Class A (a)	10,822	3,647,880
Brown-Forman Corp.:
Class A	43,538	3,072,477
Class B (non-vtg.)	234,351	17,037,318
Celsius Holdings, Inc. (a)	44,168	4,570,946
Coca-Cola Bottling Co. Consolidated	5,299	2,513,475
Constellation Brands, Inc. Class A (sub. vtg.)	188,681	46,424,960
Duckhorn Portfolio, Inc. (a)	36,053	657,607
Eastside Distilling, Inc. (a)(b)	11,228	5,277
Keurig Dr. Pepper, Inc.	852,867	32,511,290
MGP Ingredients, Inc. (b)	14,442	1,580,821
Molson Coors Beverage Co. Class B	217,261	11,225,876
Monster Beverage Corp. (a)	435,857	38,717,177
National Beverage Corp. (b)	27,126	1,504,408
PepsiCo, Inc.	1,599,701	275,580,491
REED'S, Inc. (a)(b)	79,714	16,740
Splash Beverage Group, Inc. (a)(b)	26,777	49,537
The Coca-Cola Co.	4,514,179	278,569,986
The Vita Coco Co., Inc.	13,131	196,834
Vintage Wine Estates, Inc. (a)(b)	34,327	202,873
Willamette Valley Vineyards, Inc. (a)	4,326	27,903
Winc, Inc. (b)	2,034	2,176
Zevia PBC (a)(b)	15,612	69,161
		718,251,036
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	122,373	3,366,481
Andersons, Inc.	37,422	1,385,737
BJ's Wholesale Club Holdings, Inc. (a)	155,363	11,572,990
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	17,555	4,097
warrants 11/4/28 (a)	17,555	1,740
warrants 11/4/28 (a)	17,555	787
Class A (a)(b)	33,666	195,599
Casey's General Stores, Inc.	42,902	9,171,161
Chefs' Warehouse Holdings (a)	37,788	1,259,852
Costco Wholesale Corp.	513,176	267,929,190
Grocery Outlet Holding Corp. (a)	100,703	4,040,204
HF Foods Group, Inc. (a)	39,825	202,709
Ingles Markets, Inc. Class A	16,497	1,443,982
Kroger Co.	759,808	36,425,196
MedAvail Holdings, Inc. (a)(b)	23,081	26,774
Natural Grocers by Vitamin Cottage, Inc.	11,428	164,106
Performance Food Group Co. (a)	180,398	9,016,292
PriceSmart, Inc.	27,742	1,755,236
Rite Aid Corp. (a)(b)	64,973	466,506
SpartanNash Co.	41,584	1,265,401
Sprouts Farmers Market LLC (a)	126,134	3,645,273
Sysco Corp.	590,550	48,555,021
U.S. Foods Holding Corp. (a)	259,245	7,938,082
United Natural Foods, Inc. (a)	67,018	2,954,153
Village Super Market, Inc. Class A (b)	10,045	220,789
Walgreens Boots Alliance, Inc.	832,811	29,198,354
Walmart, Inc.	1,625,798	215,499,525
Weis Markets, Inc.	19,154	1,488,457
		659,193,694
Food Products - 1.1%
Alico, Inc.	4,781	162,315
AppHarvest, Inc. (a)(b)	70,851	204,051
Arcadia Biosciences, Inc. (a)(b)	27,868	24,315
Archer Daniels Midland Co.	651,897	57,295,227
B&G Foods, Inc. Class A (b)	79,649	1,725,197
Barfresh Food Group, Inc. (a)(b)	3,086	10,739
Benson Hill, Inc. (a)(b)	155,771	552,987
Better Choice Co., Inc. (a)(b)	24,615	44,799
Beyond Meat, Inc. (a)(b)	69,357	1,692,311
Blue Star Foods Corp. (b)	10,512	12,089
BRC, Inc. Class A (a)(b)	35,524	346,359
Bridgford Foods Corp. (a)(b)	1,670	24,048
Bunge Ltd.	175,682	17,422,384
Cal-Maine Foods, Inc.	43,077	2,309,358
Calavo Growers, Inc.	20,461	860,180
Campbell Soup Co.	232,793	11,728,111
Coffee Holding Co., Inc.	4,336	11,751
Conagra Brands, Inc.	553,206	19,019,222
Darling Ingredients, Inc. (a)	187,444	14,256,991
Farmer Brothers Co. (a)	19,791	111,028
Flowers Foods, Inc.	233,402	6,371,875
Fresh Del Monte Produce, Inc.	38,934	1,064,456
Freshpet, Inc. (a)	54,982	2,393,366
General Mills, Inc.	696,663	53,503,718
Hormel Foods Corp.	330,661	16,625,635
Hostess Brands, Inc. Class A (a)	166,746	3,865,172
Ingredion, Inc.	76,240	6,638,217
J&J Snack Foods Corp.	17,341	2,584,329
John B. Sanfilippo & Son, Inc.	10,394	839,108
Kellogg Co.	294,300	21,407,382
Laird Superfood, Inc. (a)	7,014	17,675
Lamb Weston Holdings, Inc.	167,464	13,318,412
Lancaster Colony Corp.	22,985	3,874,122
Landec Corp. (a)	30,882	324,261
Lifeway Foods, Inc. (a)	4,358	27,238
Limoneira Co.	16,736	205,183
Local Bounti Corp. (a)(b)	37,317	138,819
MamaMancini's Holdings, Inc. (a)	14,930	22,843
McCormick & Co., Inc. (non-vtg.)	291,036	24,467,397
Mission Produce, Inc. (a)	42,713	687,679
Mondelez International, Inc.	1,599,859	98,967,278
Nuzee, Inc. (a)	8,894	6,518
Pilgrim's Pride Corp. (a)	55,245	1,572,825
Post Holdings, Inc. (a)	64,342	5,710,996
RiceBran Technologies (a)(b)	4,706	10,871
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	26,693
S&W Seed Co. (a)(b)	20,820	26,650
Seaboard Corp.	299	1,154,840
Seneca Foods Corp. Class A (a)	8,004	422,851
Sovos Brands, Inc.	28,431	434,141
Stryve Foods, Inc. (a)(b)	10,731	6,978
Tattooed Chef, Inc. (a)(b)	53,038	353,233
The Hain Celestial Group, Inc. (a)	103,304	2,092,939
The Hershey Co.	168,742	37,911,265
The J.M. Smucker Co.	126,067	17,648,119
The Kraft Heinz Co.	822,206	30,750,504
The Real Good Food Co., Inc. (b)	7,165	51,086
The Simply Good Foods Co. (a)	109,748	3,352,801
Tootsie Roll Industries, Inc. (b)	20,922	749,635
TreeHouse Foods, Inc. (a)	64,610	3,010,826
Tyson Foods, Inc. Class A	337,124	25,412,407
Utz Brands, Inc. Class A (b)	76,164	1,268,892
Vital Farms, Inc. (a)(b)	27,180	351,981
Whole Earth Brands, Inc. Class A (a)	46,016	235,142
		517,719,820
Household Products - 1.2%
Central Garden & Pet Co. (a)	62,448	2,492,924
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,986	226,031
Church & Dwight Co., Inc.	283,897	23,765,018
Colgate-Palmolive Co.	967,472	75,665,985
Energizer Holdings, Inc.	75,379	2,118,150
Kimberly-Clark Corp.	390,481	49,794,137
Oil-Dri Corp. of America	5,783	159,553
Procter & Gamble Co.	2,776,846	383,038,137
Reynolds Consumer Products, Inc. (b)	61,560	1,719,371
Spectrum Brands Holdings, Inc.	46,752	2,944,908
The Clorox Co.	143,316	20,686,231
WD-40 Co. (b)	15,703	2,970,379
		565,580,824
Personal Products - 0.2%
BellRing Brands, Inc. (a)	141,802	3,359,289
Coty, Inc. Class A (a)	394,134	2,959,946
Cyanotech Corp. (a)	678	1,607
Edgewell Personal Care Co. (b)	60,687	2,364,366
elf Beauty, Inc. (a)	55,038	2,098,599
Estee Lauder Companies, Inc. Class A	268,655	68,340,459
Guardion Health Sciences, Inc. (a)(b)	18,722	2,823
Herbalife Nutrition Ltd. (a)	109,684	2,861,656
Inter Parfums, Inc.	20,515	1,610,838
Jupiter Wellness, Inc. (a)(b)	27,726	23,298
Lifemd, Inc. (a)	24,227	62,263
LifeVantage Corp.	12,763	50,797
Mannatech, Inc.	902	21,080
MediFast, Inc.	13,262	1,664,116
Natural Alternatives International, Inc. (a)	5,280	61,301
Natural Health Trends Corp. (b)	6,482	34,160
Nature's Sunshine Products, Inc. (a)	13,733	133,210
Newage, Inc. (a)(b)	160,793	36,982
Nu Skin Enterprises, Inc. Class A	57,829	2,367,519
Olaplex Holdings, Inc. (b)	82,487	1,098,727
The Beauty Health Co. (a)(b)	110,914	1,286,602
The Honest Co., Inc. (a)	27,978	101,001
Thorne HealthTech, Inc. (b)	10,663	49,903
United-Guardian, Inc.	2,834	44,777
Upexi, Inc. (a)(b)	3,852	15,793
USANA Health Sciences, Inc. (a)	13,290	857,471
Veru, Inc. (a)(b)	68,791	1,052,502
		92,561,085
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	190,501	255,271
Altria Group, Inc.	2,099,257	94,718,476
Philip Morris International, Inc.	1,794,473	171,354,227
Turning Point Brands, Inc.	15,304	356,889
Universal Corp. (b)	28,206	1,439,634
Vector Group Ltd. (b)	151,200	1,481,760
		269,606,257
TOTAL CONSUMER STAPLES		2,822,912,716
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Archrock, Inc.	157,195	1,161,671
Baker Hughes Co. Class A	1,085,652	27,423,570
Bristow Group, Inc. (a)	26,959	782,081
Cactus, Inc.	69,692	2,784,195
Championx Corp.	233,614	5,095,121
Core Laboratories NV (b)	53,142	858,243
Diamond Offshore Drilling, Inc. (a)	101,804	723,826
DMC Global, Inc. (a)	22,824	509,432
Dril-Quip, Inc. (a)	40,915	905,449
Energy Services of America Corp. (a)	6,702	20,977
ENGlobal Corp. (a)(b)	22,259	36,505
Enservco Corp. (a)(b)	13,463	22,079
Expro Group Holdings NV (a)(b)	34,146	461,654
Exterran Corp. (a)	27,013	132,634
Forum Energy Technologies, Inc. (a)(b)	5,455	146,630
Geospace Technologies Corp. (a)	14,438	71,757
Gulf Island Fabrication, Inc. (a)	10,051	40,908
Halliburton Co.	1,053,663	31,746,866
Helix Energy Solutions Group, Inc. (a)	163,534	706,467
Helmerich & Payne, Inc.	120,600	5,155,650
Independence Contract Drilling, Inc. (a)(b)	12,653	40,490
KLX Energy Services Holdings, Inc. (a)(b)	7,801	59,288
Liberty Oilfield Services, Inc. Class A (a)	126,555	1,898,325
Mammoth Energy Services, Inc. (a)	15,463	64,017
MIND Technology, Inc. (a)	11,948	9,092
Nabors Industries Ltd. (a)	10,163	1,346,699
Natural Gas Services Group, Inc. (a)	12,820	142,687
NCS Multistage Holdings, Inc. (a)	611	17,108
Newpark Resources, Inc. (a)	104,173	300,018
Nextier Oilfield Solutions, Inc. (a)	184,532	1,729,065
Nine Energy Service, Inc. (a)	13,017	43,347
Noble Corp. (a)	74,710	2,267,449
NOV, Inc.	460,826	8,142,795
Oceaneering International, Inc. (a)	115,739	1,024,290
Oil States International, Inc. (a)	69,583	340,957
Patterson-UTI Energy, Inc.	248,195	3,698,106
Profire Energy, Inc. (a)	20,459	22,505
ProFrac Holding Corp.	18,150	357,374
ProPetro Holding Corp. (a)	99,100	907,756
Ranger Energy Services, Inc. Class A (a)(b)	15,035	148,696
RPC, Inc. (b)	88,315	702,104
Schlumberger Ltd.	1,635,105	62,379,256
SEACOR Marine Holdings, Inc. (a)(b)	27,696	180,024
Select Energy Services, Inc. Class A (a)	77,520	551,167
Smart Sand, Inc. (a)	28,197	50,755
Solaris Oilfield Infrastructure, Inc. Class A	33,022	353,335
Superior Drilling Products, Inc. (a)(b)	12,552	11,441
TechnipFMC PLC (a)	487,760	3,989,877
TETRA Technologies, Inc. (a)	145,457	578,919
Tidewater, Inc. (a)	48,051	1,064,810
Transocean Ltd. (United States) (a)(b)	724,883	2,624,076
U.S. Silica Holdings, Inc. (a)	86,452	1,212,922
U.S. Well Services, Inc. (a)(b)	10,076	64,789
Valaris Ltd. (a)(b)	75,056	3,826,355
Weatherford International PLC (a)	75,625	2,128,088
		181,063,697
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	2,792	83,397
Aemetis, Inc. (a)(b)	36,713	334,823
Alto Ingredients, Inc. (a)(b)	91,001	393,124
American Resources Corp. (a)(b)	66,786	221,730
Amplify Energy Corp. (a)	48,345	360,170
Antero Midstream GP LP (b)	374,575	3,771,970
Antero Resources Corp. (a)	328,561	13,168,725
APA Corp.	389,760	15,243,514
Arch Resources, Inc. (b)	17,733	2,581,570
Archaea Energy, Inc. (a)	63,043	1,245,730
Barnwell Industries, Inc.	4,636	14,233
Battalion Oil Corp. (a)(b)	3,577	47,359
Berry Corp.	81,550	746,183
Brigham Minerals, Inc. Class A	70,349	2,092,883
California Resources Corp.	91,820	4,587,327
Callon Petroleum Co. (a)	54,471	2,318,286
Camber Energy, Inc. (a)(b)	410,892	142,990
Centennial Resource Development, Inc. Class A (a)	211,925	1,744,143
Centrus Energy Corp. Class A (a)	12,490	622,127
Cheniere Energy, Inc.	274,096	43,904,697
Chesapeake Energy Corp. (b)	131,576	13,222,072
Chevron Corp.	2,274,854	359,563,423
Chord Energy Corp.	47,093	6,666,014
Civitas Resources, Inc.	85,806	5,765,305
Clean Energy Fuels Corp. (a)(b)	194,091	1,304,292
CNX Resources Corp. (a)	224,077	3,959,441
Comstock Resources, Inc. (a)	104,488	2,047,965
ConocoPhillips Co.	1,498,115	163,968,687
CONSOL Energy, Inc.	36,745	2,637,556
Continental Resources, Inc.	66,633	4,652,982
Coterra Energy, Inc.	932,856	28,834,579
Crescent Energy, Inc. Class A (b)	31,646	542,096
CVR Energy, Inc.	33,405	1,091,007
Delek U.S. Holdings, Inc.	81,392	2,299,324
Denbury, Inc. (a)	57,812	5,141,221
Devon Energy Corp.	710,693	50,189,140
Diamondback Energy, Inc.	198,678	26,479,804
Dorian LPG Ltd. (b)	32,174	468,132
DT Midstream, Inc.	111,924	6,179,324
Earthstone Energy, Inc. (a)(b)	57,858	879,442
Ecoark Holdings, Inc. (a)(b)	22,302	41,705
Empire Petroleum Corp. (a)(b)	10,102	149,106
Enviva, Inc. (b)	32,867	2,284,914
EOG Resources, Inc.	678,594	82,313,452
Epsilon Energy Ltd.	30,501	219,607
EQT Corp.	343,411	16,415,046
Equitrans Midstream Corp.	469,075	4,348,325
Evolution Petroleum Corp.	37,977	263,560
Excelerate Energy, Inc.	20,077	515,577
Exxon Mobil Corp.	4,876,806	466,173,886
Gevo, Inc. (a)(b)	228,896	716,444
Green Plains, Inc. (a)	62,059	2,273,221
Gulfport Energy Corp. (a)	15,799	1,544,510
Hallador Energy Co. (a)(b)	27,076	176,536
Hess Corp.	320,395	38,697,308
HF Sinclair Corp.	172,567	9,082,201
Houston American Energy Corp. (a)(b)	9,688	42,143
International Seaways, Inc.	47,608	1,405,864
Kinder Morgan, Inc.	2,256,678	41,342,341
Kinetik Holdings, Inc. (b)	21,974	810,181
Kosmos Energy Ltd. (a)	522,049	3,690,886
Laredo Petroleum, Inc. (a)	16,640	1,291,430
Lightbridge Corp. (a)(b)	11,182	66,309
Magnolia Oil & Gas Corp. Class A	181,598	4,334,744
Marathon Oil Corp.	820,066	20,985,489
Marathon Petroleum Corp.	626,195	63,089,146
Matador Resources Co. (b)	129,240	7,702,704
Mexco Energy Corp. (a)(b)	1,824	35,504
Murphy Oil Corp.	167,673	6,534,217
NACCO Industries, Inc. Class A (b)	4,904	220,533
New Fortress Energy, Inc.	47,714	2,736,398
Nextdecade Corp. (a)(b)	29,971	220,886
Northern Oil & Gas, Inc.	75,755	2,396,888
Occidental Petroleum Corp.	1,030,189	73,143,419
ONEOK, Inc.	518,069	31,721,365
Overseas Shipholding Group, Inc. (a)	81,324	252,918
Ovintiv, Inc.	298,245	15,848,739
Par Pacific Holdings, Inc. (a)	52,372	984,594
PBF Energy, Inc. Class A (a)	109,466	3,739,359
PDC Energy, Inc.	110,955	7,534,954
Peabody Energy Corp. (a)(b)	122,173	3,012,786
Pedevco Corp. (a)	21,244	23,793
Phillips 66 Co.	557,140	49,841,744
Phx Minerals, Inc. Class A (b)	39,245	129,509
Pioneer Natural Resources Co.	260,240	65,897,973
PrimeEnergy Corp. (a)	493	46,322
Range Resources Corp.	298,683	9,814,723
Ranger Oil Corp.	24,415	951,941
Rex American Resources Corp. (a)	18,267	553,490
Riley Exploration Permian, Inc.	4,521	113,658
Ring Energy, Inc. (a)(b)	109,268	354,028
SandRidge Energy, Inc. (a)	35,276	740,090
SilverBow Resources, Inc. (a)	11,873	472,070
Sitio Royalties Corp. (b)	11,657	296,554
SM Energy Co.	142,075	6,261,245
Southwestern Energy Co. (a)	1,293,224	9,686,248
Talos Energy, Inc. (a)	47,056	975,471
Targa Resources Corp.	262,560	17,914,469
Tellurian, Inc. (a)(b)	536,470	2,145,880
Texas Pacific Land Corp. (b)	7,167	13,190,577
The Williams Companies, Inc.	1,409,658	47,970,662
U.S. Energy Corp.	12,195	42,317
Uranium Energy Corp. (a)(b)	379,385	1,714,820
VAALCO Energy, Inc. (b)	62,727	314,262
Valero Energy Corp.	472,449	55,333,227
Vertex Energy, Inc. (a)(b)	54,021	459,179
W&T Offshore, Inc. (a)	107,959	701,734
World Fuel Services Corp.	72,892	1,880,614
		1,985,702,582
TOTAL ENERGY		2,166,766,279
FINANCIALS - 11.6%
Banks - 4.0%
1st Source Corp.	19,757	932,333
ACNB Corp.	9,938	353,395
Affinity Bancshares, Inc. (a)	500	7,375
Allegiance Bancshares, Inc.	21,848	925,481
Amalgamated Financial Corp.	17,016	382,860
Amerant Bancorp, Inc. Class A	27,275	714,332
American National Bankshares, Inc.	12,767	420,417
Ameris Bancorp	76,169	3,555,569
AmeriServ Financial, Inc.	16,210	61,598
Ames National Corp.	10,699	233,880
Arrow Financial Corp.	19,264	618,567
Associated Banc-Corp.	171,775	3,442,371
Atlantic Union Bankshares Corp.	86,868	2,818,867
Auburn National Bancorp., Inc.	2,294	62,695
Banc of California, Inc.	59,882	1,010,808
BancFirst Corp. (b)	21,626	2,332,580
Bancorp, Inc., Delaware (a)	64,747	1,535,799
Bank First National Corp.	7,013	569,947
Bank of America Corp.	8,211,944	276,003,438
Bank of Hawaii Corp. (b)	46,096	3,596,410
Bank of Marin Bancorp	18,532	572,639
Bank of South Carolina Corp.	1,655	27,125
Bank of the James Financial Group, Inc. (b)	6,254	77,362
Bank OZK	129,174	5,235,422
Bank7 Corp.	2,954	70,335
BankFinancial Corp.	15,633	155,548
BankUnited, Inc.	93,286	3,456,246
Bankwell Financial Group, Inc.	6,471	203,966
Banner Corp.	39,696	2,411,929
Bar Harbor Bankshares	17,710	501,724
BayCom Corp. (b)	14,004	260,614
BayFirst Financial Corp. (b)	2,480	46,624
BCB Bancorp, Inc.	16,909	304,362
Berkshire Hills Bancorp, Inc.	53,620	1,512,620
Blue Ridge Bankshares, Inc.	18,384	269,693
BOK Financial Corp.	34,452	3,061,749
Brookline Bancorp, Inc., Delaware	88,882	1,108,359
Business First Bancshares, Inc.	24,858	586,400
Byline Bancorp, Inc.	27,018	589,263
C & F Financial Corp.	3,325	162,094
Cadence Bank	210,820	5,371,694
California Bancorp, Inc. (a)	8,230	165,423
Cambridge Bancorp	8,311	683,414
Camden National Corp.	17,181	777,097
Capital Bancorp, Inc.	10,082	249,731
Capital City Bank Group, Inc.	15,888	507,304
Capstar Financial Holdings, Inc.	22,198	447,290
Carter Bankshares, Inc. (a)	29,141	479,952
Cathay General Bancorp	86,187	3,614,683
CB Financial Services, Inc.	4,962	108,172
CBTX, Inc.	21,113	629,167
Central Pacific Financial Corp.	30,254	659,235
Central Valley Community Bancorp	10,966	195,195
Chemung Financial Corp.	3,911	176,269
ChoiceOne Financial Services, Inc.	7,191	155,937
Citigroup, Inc.	2,248,152	109,732,299
Citizens & Northern Corp.	18,823	451,752
Citizens Community Bancorp, Inc.	8,162	103,657
Citizens Financial Group, Inc.	566,553	20,781,164
Citizens Holding Co.	5,474	95,795
City Holding Co.	17,005	1,445,595
Civista Bancshares, Inc.	15,934	337,004
CNB Financial Corp., Pennsylvania	20,025	527,058
Coastal Financial Corp. of Washington (a)	11,939	479,948
Codorus Valley Bancorp, Inc.	8,563	171,346
Colony Bankcorp, Inc.	17,488	246,931
Columbia Banking Systems, Inc.	89,997	2,695,410
Comerica, Inc.	150,845	12,112,854
Commerce Bancshares, Inc.	128,114	8,810,400
Community Bank System, Inc.	62,146	4,063,105
Community Financial Corp.	6,053	228,864
Community Trust Bancorp, Inc.	17,828	753,233
Community West Bancshares	8,703	122,712
ConnectOne Bancorp, Inc.	40,466	1,012,864
CrossFirst Bankshares, Inc. (a)	50,935	671,323
Cullen/Frost Bankers, Inc.	67,513	8,773,989
Customers Bancorp, Inc. (a)	35,985	1,248,320
CVB Financial Corp.	151,167	3,966,622
Dime Community Bancshares, Inc.	37,098	1,159,683
Eagle Bancorp Montana, Inc.	6,463	124,736
Eagle Bancorp, Inc.	36,966	1,793,960
East West Bancorp, Inc.	164,514	11,872,975
Eastern Bankshares, Inc.	190,659	3,698,785
Emclaire Financial Corp.	2,863	91,731
Enterprise Bancorp, Inc.	10,759	346,225
Enterprise Financial Services Corp.	42,960	1,964,131
Equity Bancshares, Inc.	17,139	535,251
Esquire Financial Holdings, Inc.	7,947	297,059
Evans Bancorp, Inc.	6,487	247,998
Farmers & Merchants Bancorp, Inc. (b)	13,809	394,385
Farmers National Banc Corp.	35,881	512,739
FB Financial Corp. (b)	40,769	1,615,268
Fidelity D & D Bancorp, Inc.	5,204	208,160
Fifth Third Bancorp	792,302	27,057,113
Financial Institutions, Inc.	17,519	456,020
Finward Bancorp (b)	3,428	126,253
FinWise BanCorp	3,407	36,659
First Bancorp, North Carolina	39,438	1,435,938
First Bancorp, Puerto Rico	226,706	3,241,896
First Bancshares, Inc.	23,632	706,597
First Bank Hamilton New Jersey	18,153	272,113
First Busey Corp.	58,071	1,335,633
First Business Finance Services, Inc.	8,004	266,373
First Capital, Inc.	3,573	95,042
First Citizens Bancshares, Inc.	15,429	12,527,731
First Commonwealth Financial Corp.	106,871	1,440,621
First Community Bankshares, Inc.	17,368	547,613
First Community Corp.	7,124	128,232
First Financial Bancorp, Ohio	108,808	2,348,077
First Financial Bankshares, Inc. (b)	147,262	6,260,108
First Financial Corp., Indiana	12,344	573,996
First Financial Northwest, Inc.	8,821	132,844
First Foundation, Inc.	57,019	1,081,080
First Guaranty Bancshares, Inc. (b)	6,744	150,256
First Hawaiian, Inc.	147,290	3,786,826
First Horizon National Corp.	616,936	13,955,092
First Internet Bancorp	10,758	394,496
First Interstate Bancsystem, Inc.	94,460	3,802,960
First Merchants Corp.	66,052	2,630,191
First Mid-Illinois Bancshares, Inc.	21,831	771,726
First National Corp. (b)	3,023	52,298
First Northwest Bancorp	10,734	171,744
First of Long Island Corp.	25,142	462,864
First Republic Bank	208,670	31,682,366
First Savings Financial Group, Inc.	5,868	133,908
First U.S. Bancshares, Inc.	8,570	80,987
First United Corp.	6,673	116,778
First Western Financial, Inc. (a)	7,698	204,228
Five Star Bancorp	7,105	180,680
Flushing Financial Corp.	35,043	723,638
FNB Corp., Pennsylvania	386,286	4,604,529
FNCB Bancorp, Inc.	13,381	105,844
Franklin Financial Services Corp.	5,128	163,993
Fulton Financial Corp.	191,855	3,113,807
FVCBankcorp, Inc. (a)(b)	12,858	247,645
German American Bancorp, Inc. (b)	32,257	1,211,573
Glacier Bancorp, Inc.	124,874	6,328,614
Great Southern Bancorp, Inc.	11,187	657,572
Guaranty Bancshares, Inc. Texas	9,891	342,723
Hancock Whitney Corp.	99,136	4,781,329
Hanmi Financial Corp.	34,825	860,874
Hanover Bancorp, Inc. (b)	310	6,079
HarborOne Bancorp, Inc.	54,104	737,979
Hawthorn Bancshares, Inc.	6,779	162,086
HBT Financial, Inc.	12,199	220,558
Heartland Financial U.S.A., Inc.	47,126	2,105,118
Heritage Commerce Corp.	70,321	793,924
Heritage Financial Corp., Washington	40,073	1,041,497
Hilltop Holdings, Inc.	57,005	1,504,932
Home Bancshares, Inc. (b)	216,765	5,100,480
HomeStreet, Inc.	21,684	754,820
HomeTrust Bancshares, Inc.	18,266	424,137
Hope Bancorp, Inc.	138,442	2,003,256
Horizon Bancorp, Inc. Indiana	44,255	837,305
Huntington Bancshares, Inc.	1,662,400	22,276,160
Independent Bank Corp.	53,747	4,204,628
Independent Bank Corp.	23,535	482,938
Independent Bank Group, Inc.	41,886	2,821,441
International Bancshares Corp.	61,367	2,560,845
Investar Holding Corp.	10,083	217,793
John Marshall Bankcorp, Inc.	13,284	334,890
JPMorgan Chase & Co.	3,401,328	386,833,033
KeyCorp	1,076,919	19,050,697
Lakeland Bancorp, Inc.	72,350	1,178,582
Lakeland Financial Corp.	29,225	2,201,812
Landmark Bancorp, Inc.	2,994	76,437
LCNB Corp.	15,550	248,178
Limestone Bancorp, Inc. (b)	2,642	51,149
Live Oak Bancshares, Inc.	37,143	1,346,062
M&T Bank Corp.	208,175	37,842,052
Macatawa Bank Corp.	31,806	302,793
Mainstreet Bancshares, Inc.	6,871	166,416
Malvern Bancorp, Inc. (a)	4,770	74,555
Mercantile Bank Corp.	16,988	561,963
Meridian Bank/Malvern, PA	5,527	167,579
Metrocity Bankshares, Inc.	21,812	436,022
Metropolitan Bank Holding Corp. (a)	12,010	859,796
Mid Penn Bancorp, Inc.	15,287	444,699
Middlefield Banc Corp.	6,301	170,190
Midland States Bancorp, Inc.	24,099	604,644
MidWestOne Financial Group, Inc.	16,876	514,718
MVB Financial Corp. (b)	12,412	396,936
National Bank Holdings Corp. (b)	34,206	1,372,687
National Bankshares, Inc.	6,247	210,212
NBT Bancorp, Inc.	49,339	1,913,366
Nicolet Bankshares, Inc. (a)	13,239	1,013,843
Northeast Bank	8,173	316,867
Northrim Bancorp, Inc.	6,316	256,114
Northwest Bancshares, Inc. (b)	145,568	2,048,142
Norwood Financial Corp.	8,384	213,792
Oak Valley Bancorp Oakdale California	6,445	116,590
OceanFirst Financial Corp.	68,432	1,330,318
OFG Bancorp	62,557	1,701,550
Ohio Valley Banc Corp. (b)	3,631	106,243
Old National Bancorp, Indiana	336,102	5,609,542
Old Point Financial Corp.	6,643	156,310
Old Second Bancorp, Inc.	47,590	652,935
Orange County Bancorp, Inc. (b)	1,384	46,239
Origin Bancorp, Inc.	25,693	1,049,559
Orrstown Financial Services, Inc.	12,719	327,260
Pacific Premier Bancorp, Inc. (b)	110,264	3,612,249
PacWest Bancorp	134,902	3,551,970
Park National Corp. (b)	16,899	2,227,795
Parke Bancorp, Inc. (b)	11,281	250,213
Partners Bancorp	9,598	86,958
Pathfinder Bancorp, Inc.	393	7,719
Pathward Financial, Inc.	33,406	1,101,062
Patriot National Bancorp, Inc. (a)	1,783	20,986
PCB Bancorp	14,270	267,991
PCSB Financial Corp.	16,279	301,324
Peapack-Gladstone Financial Corp.	18,975	638,888
Penns Woods Bancorp, Inc.	7,073	167,630
Peoples Bancorp of North Carolina	4,669	121,394
Peoples Bancorp, Inc.	28,712	858,202
Peoples Financial Services Corp.	7,906	384,864
Pinnacle Financial Partners, Inc.	87,577	7,068,340
Plumas Bancorp	5,387	160,425
PNC Financial Services Group, Inc.	479,419	75,748,202
Popular, Inc.	88,500	6,833,970
Preferred Bank, Los Angeles	15,329	1,039,919
Premier Financial Corp.	41,047	1,109,090
Primis Financial Corp. (b)	23,468	307,665
Professional Holdings Corp. (A Shares) (a)	15,798	441,712
Prosperity Bancshares, Inc.	107,626	7,628,531
QCR Holdings, Inc.	18,443	1,030,042
RBB Bancorp	16,097	355,744
Red River Bancshares, Inc.	5,733	293,014
Regions Financial Corp.	1,079,453	23,391,747
Renasant Corp.	64,834	2,161,566
Republic Bancorp, Inc., Kentucky Class A	10,932	464,610
Republic First Bancorp, Inc. (a)(b)	54,258	172,540
Richmond Mutual Bancorp., Inc.	12,822	179,764
Riverview Bancorp, Inc.	21,670	152,774
S&T Bancorp, Inc.	44,958	1,332,555
Salisbury Bancorp, Inc.	5,088	120,280
Sandy Spring Bancorp, Inc.	52,380	2,017,678
SB Financial Group, Inc.	7,227	125,605
Seacoast Banking Corp., Florida	70,935	2,292,619
ServisFirst Bancshares, Inc.	56,070	4,730,065
Shore Bancshares, Inc.	20,407	388,753
Sierra Bancorp	16,465	341,155
Signature Bank	73,404	12,798,721
Silvergate Capital Corp. (a)	36,296	3,307,292
Simmons First National Corp. Class A	145,921	3,442,276
SmartFinancial, Inc.	18,517	464,592
Sound Financial Bancorp, Inc.	3,078	132,723
South Plains Financial, Inc.	15,643	424,395
Southern First Bancshares, Inc. (a)	8,071	347,941
Southern States Bancshares, Inc. (b)	2,397	57,792
Southside Bancshares, Inc. (b)	37,126	1,398,908
Southstate Corp.	86,546	6,754,050
Stock Yards Bancorp, Inc.	31,053	2,057,572
Summit Financial Group, Inc.	11,772	335,737
Summit State Bank	4,162	62,430
SVB Financial Group (a)	68,485	27,840,522
Synovus Financial Corp.	176,823	7,101,212
Texas Capital Bancshares, Inc. (a)	58,185	3,434,661
The Bank of Princeton	6,141	175,203
The First Bancorp, Inc.	10,307	298,903
Third Coast Bancshares, Inc.	3,994	72,691
Tompkins Financial Corp. (b)	15,251	1,092,582
TowneBank	77,153	2,198,089
Trico Bancshares (b)	35,367	1,668,969
Triumph Bancorp, Inc. (a)	27,315	1,691,072
Truist Financial Corp.	1,545,151	72,374,873
Trustmark Corp.	70,271	2,216,347
U.S. Bancorp	1,566,710	71,457,643
UMB Financial Corp.	49,214	4,403,177
Umpqua Holdings Corp.	250,602	4,445,679
Union Bankshares, Inc.	4,955	126,353
United Bancorp, Inc.	8,035	124,623
United Bankshares, Inc., West Virginia (b)	155,603	5,772,871
United Community Bank, Inc.	120,926	4,054,649
United Security Bancshares, California	12,691	90,106
Unity Bancorp, Inc.	6,454	180,906
Univest Corp. of Pennsylvania	34,279	850,119
USCB Financial Holdings, Inc. (a)	7,126	92,638
Valley National Bancorp	482,557	5,607,312
Veritex Holdings, Inc.	72,479	2,182,343
Virginia National Bankshares C (b)	5,501	181,533
Washington Federal, Inc.	74,876	2,396,781
Washington Trust Bancorp, Inc.	20,150	1,020,195
Webster Financial Corp.	211,474	9,949,852
Wells Fargo & Co.	4,391,932	191,971,348
WesBanco, Inc.	69,937	2,392,545
West Bancorp., Inc.	18,128	446,130
Westamerica Bancorp.	31,020	1,735,569
Western Alliance Bancorp.	127,376	9,772,287
Wintrust Financial Corp.	73,203	6,173,941
Zions Bancorp NA	175,103	9,635,918
		1,840,760,599
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	44,225	5,632,496
Ameriprise Financial, Inc.	127,439	34,154,926
Ares Management Corp.	198,607	14,724,723
Artisan Partners Asset Management, Inc.	82,590	2,788,238
Ashford, Inc. (a)	1,740	31,233
Assetmark Financial Holdings, Inc. (a)	23,898	462,187
Associated Capital Group, Inc.	3,311	131,082
B. Riley Financial, Inc. (b)	18,686	930,002
Bakkt Holdings, Inc. Class A (a)(b)	58,706	152,049
Bank of New York Mellon Corp.	859,802	35,707,577
BGC Partners, Inc. Class A	383,187	1,540,412
BlackRock, Inc. Class A	164,899	109,887,045
Blackstone, Inc.	810,992	76,184,588
Blucora, Inc. (a)	53,705	1,078,396
Blue Owl Capital, Inc. Class A (b)	398,391	4,422,140
Bridge Investment Group Holdings, Inc.	28,757	469,027
BrightSphere Investment Group, Inc.	38,775	662,665
Carlyle Group LP	161,694	5,259,906
Cboe Global Markets, Inc.	123,386	14,555,846
Charles Schwab Corp.	1,746,759	123,932,551
CME Group, Inc.	416,109	81,395,081
Cohen & Co., Inc. (b)	202	2,363
Cohen & Steers, Inc.	29,365	2,096,074
Coinbase Global, Inc. (a)(b)	37,857	2,528,848
Cowen Group, Inc. Class A	31,733	1,220,134
Diamond Hill Investment Group, Inc.	3,654	625,017
Donnelley Financial Solutions, Inc. (a)	32,191	1,366,508
Evercore, Inc. Class A	47,371	4,438,189
FactSet Research Systems, Inc.	43,779	18,971,192
Federated Hermes, Inc.	105,139	3,581,034
Focus Financial Partners, Inc. Class A (a)	65,693	2,571,881
Forge Global Holdings, Inc. Class A (a)(b)	116,624	445,504
Franklin Resources, Inc. (b)	322,338	8,403,352
GAMCO Investors, Inc. Class A	4,488	90,792
GCM Grosvenor, Inc. Class A (b)	42,162	330,972
Goldman Sachs Group, Inc.	397,180	132,129,871
Greenhill & Co., Inc. (b)	19,582	153,131
Hamilton Lane, Inc. Class A	40,304	2,804,352
Hennessy Advisors, Inc. (b)	2,447	24,323
Heritage Global, Inc. (a)	30,061	49,601
Houlihan Lokey	57,608	4,522,228
Interactive Brokers Group, Inc.	100,289	6,176,800
Intercontinental Exchange, Inc.	646,283	65,177,641
Invesco Ltd.	385,945	6,356,514
Janus Henderson Group PLC (b)	192,977	4,515,662
Jefferies Financial Group, Inc.	224,101	7,191,401
KKR & Co. LP	686,429	34,705,850
Lazard Ltd. Class A	136,585	4,964,865
LPL Financial	92,304	20,429,644
Manning & Napier, Inc. Class A	16,920	215,392
MarketAxess Holdings, Inc.	43,509	10,815,902
MarketWise, Inc. Class A (a)(b)	31,232	87,137
Moelis & Co. Class A	76,500	3,186,990
Moody's Corp.	185,827	52,871,498
Morgan Stanley	1,619,654	138,026,914
Morningstar, Inc.	27,750	6,326,723
MSCI, Inc.	93,926	42,195,316
NASDAQ, Inc.	399,165	23,762,292
Northern Trust Corp.	242,446	23,054,190
Open Lending Corp. (a)	118,211	1,147,829
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	11,427	414,800
P10, Inc.	41,883	522,700
Perella Weinberg Partners Class A	45,898	330,007
Piper Jaffray Companies (b)	16,282	1,865,429
PJT Partners, Inc.	28,398	1,965,710
Pzena Investment Management, Inc.	21,803	207,565
Raymond James Financial, Inc.	225,787	23,565,389
S&P Global, Inc.	401,728	141,480,567
Safeguard Scientifics, Inc. (a)	19,693	81,332
Sculptor Capital Management, Inc. Class A (b)	26,511	249,999
SEI Investments Co.	120,194	6,574,612
Siebert Financial Corp. (a)(b)	7,387	12,780
Silvercrest Asset Management Group Class A	12,405	221,677
State Street Corp.	425,793	29,102,952
StepStone Group, Inc. Class A	55,981	1,527,721
Stifel Financial Corp.	124,221	7,367,548
StoneX Group, Inc. (a)	19,668	1,825,977
T. Rowe Price Group, Inc.	263,371	31,604,520
TPG, Inc. (b)	39,634	1,163,654
Tradeweb Markets, Inc. Class A	125,415	8,727,630
U.S. Global Investors, Inc. Class A	14,361	54,285
Value Line, Inc.	1,208	99,068
Victory Capital Holdings, Inc.	28,744	769,764
Virtu Financial, Inc. Class A	91,844	2,108,738
Virtus Investment Partners, Inc.	8,138	1,556,393
Westwood Holdings Group, Inc.	8,928	120,528
WisdomTree Investments, Inc. (b)	128,897	645,774
		1,415,833,215
Consumer Finance - 0.6%
Ally Financial, Inc.	371,810	12,344,092
American Express Co.	706,383	107,370,216
Atlanticus Holdings Corp. (a)(b)	6,412	182,550
Bread Financial Holdings, Inc.	57,005	2,190,702
Capital One Financial Corp.	455,966	48,250,322
Consumer Portfolio Services, Inc. (a)(b)	13,562	157,862
Credit Acceptance Corp. (a)(b)	8,764	4,663,149
CURO Group Holdings Corp. (b)	25,064	165,422
Discover Financial Services	324,759	32,635,032
Elevate Credit, Inc. (a)(b)	24,596	36,402
Encore Capital Group, Inc. (a)	27,692	1,514,199
Enova International, Inc. (a)	37,613	1,314,198
EZCORP, Inc. (non-vtg.) Class A (a)	61,916	541,765
FirstCash Holdings, Inc.	45,416	3,540,631
Green Dot Corp. Class A (a)	62,882	1,275,876
Katapult Holdings, Inc. (a)(b)	61,862	70,523
LendingClub Corp. (a)	117,479	1,535,451
LendingTree, Inc. (a)	12,841	391,522
Medallion Financial Corp.	23,897	190,220
MoneyLion, Inc. (a)	107,179	153,266
Navient Corp.	176,726	2,719,813
Nelnet, Inc. Class A	23,202	1,954,536
NerdWallet, Inc. (b)	8,417	87,453
Nicholas Financial, Inc. (a)	2,497	22,173
OneMain Holdings, Inc.	122,102	4,265,023
Oportun Financial Corp. (a)	33,264	169,979
OppFi, Inc. Class A (a)(b)	16,122	43,691
PRA Group, Inc. (a)	46,961	1,734,739
PROG Holdings, Inc. (a)	62,259	1,154,282
Regional Management Corp.	10,817	364,425
SLM Corp.	308,594	4,715,316
SoFi Technologies, Inc. (a)(b)	854,616	5,059,327
Sunlight Financial Holdings, Inc. Class A (a)(b)	40,790	124,817
Synchrony Financial	581,417	19,041,407
Upstart Holdings, Inc. (a)(b)	58,431	1,513,363
World Acceptance Corp. (a)(b)	4,274	496,810
		261,990,554
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	19,526	603,549
Acacia Research Corp. (a)	52,384	235,204
Alerus Financial Corp.	16,841	400,142
Apollo Global Management, Inc.	434,276	24,137,060
Berkshire Hathaway, Inc. Class B (a)	2,093,428	587,834,582
Cannae Holdings, Inc. (a)	92,826	2,005,970
Equitable Holdings, Inc.	407,859	12,133,805
FlexShopper, Inc. (a)(b)	13,495	35,492
Jackson Financial, Inc.	99,784	3,119,248
LM Funding America, Inc. (a)	13,321	17,317
SWK Holdings Corp. (a)(b)	10,175	177,859
Voya Financial, Inc. (b)	118,235	7,275,000
		637,975,228
Insurance - 2.2%
AFLAC, Inc.	686,845	40,812,330
Alleghany Corp. (a)	15,392	12,947,443
Allstate Corp.	318,381	38,364,911
AMBAC Financial Group, Inc. (a)	52,680	794,941
American Equity Investment Life Holding Co.	90,586	3,442,268
American Financial Group, Inc.	77,419	9,884,858
American International Group, Inc.	916,766	47,442,641
Amerisafe, Inc.	22,874	1,093,835
Aon PLC	246,028	68,705,779
Arch Capital Group Ltd. (a)	437,135	19,985,812
Argo Group International Holdings, Ltd.	40,322	791,521
Arthur J. Gallagher & Co.	242,814	44,087,738
Assurant, Inc.	62,805	9,953,964
Assured Guaranty Ltd.	73,543	3,755,841
Atlantic American Corp. (b)	6,710	20,063
Axis Capital Holdings Ltd.	89,155	4,738,588
Brighthouse Financial, Inc. (a)	86,654	4,120,398
Brown & Brown, Inc.	269,572	16,993,819
BRP Group, Inc. (a)	64,235	2,016,979
Chubb Ltd.	490,812	92,788,009
Cincinnati Financial Corp.	172,253	16,701,651
Citizens, Inc. Class A (a)(b)	51,576	195,473
CNA Financial Corp.	38,276	1,472,095
CNO Financial Group, Inc.	133,953	2,466,075
Crawford & Co.:
Class A	18,589	113,021
Class B	9,523	56,186
Donegal Group, Inc. Class A	21,284	309,044
eHealth, Inc. (a)	27,435	175,584
Employers Holdings, Inc.	31,765	1,243,917
Enstar Group Ltd. (a)	14,129	2,673,913
Erie Indemnity Co. Class A	28,703	6,169,136
Everest Re Group Ltd.	45,492	12,239,623
Fednat Holding Co. (a)	14,110	4,545
FG Financial Group, Inc. (a)(b)	3,476	4,901
Fidelity National Financial, Inc.	323,126	12,634,227
First American Financial Corp.	125,240	6,700,340
Genworth Financial, Inc. Class A (a)	585,662	2,471,494
Globe Life, Inc.	103,885	10,096,583
GoHealth, Inc. (a)(b)	69,785	31,536
Goosehead Insurance (b)	23,475	1,220,700
Greenlight Capital Re, Ltd. (a)	29,289	231,090
Hagerty, Inc. Class A (a)(b)	30,960	347,681
Hallmark Financial Services, Inc. (a)	19,831	25,185
Hanover Insurance Group, Inc.	40,847	5,285,193
Hartford Financial Services Group, Inc.	381,803	24,553,751
HCI Group, Inc. (b)	9,206	439,955
Heritage Insurance Holdings, Inc.	27,593	72,846
Hippo Holdings, Inc. (a)(b)	431,806	418,852
Horace Mann Educators Corp.	48,009	1,717,282
Investors Title Co.	1,719	253,295
James River Group Holdings Ltd.	43,041	1,022,654
Kemper Corp.	69,377	3,191,342
Kingstone Companies, Inc. (b)	6,183	24,299
Kingsway Financial Services, Inc. (a)	20,658	144,606
Kinsale Capital Group, Inc.	25,101	6,365,112
Lemonade, Inc. (a)(b)	49,670	1,098,700
Lincoln National Corp.	185,990	8,566,699
Loews Corp.	224,232	12,402,272
Maiden Holdings Ltd. (a)(b)	76,044	173,380
Markel Corp. (a)	15,683	18,727,227
Marpai, Inc. (b)	14,531	13,640
Marsh & McLennan Companies, Inc.	581,227	93,792,601
MBIA, Inc. (a)	54,847	646,646
Mercury General Corp. (b)	30,985	988,422
MetLife, Inc.	801,313	51,548,465
Midwest Holding, Inc. (a)(b)	3,043	44,732
National Western Life Group, Inc.	2,630	500,515
NI Holdings, Inc. (a)	7,473	98,120
Old Republic International Corp.	331,670	7,243,673
Oscar Health, Inc. (a)	44,065	292,151
Oxbridge Re Holdings Ltd. (a)	4,100	10,947
Palomar Holdings, Inc. (a)	27,786	2,203,152
Primerica, Inc.	44,241	5,607,547
Principal Financial Group, Inc. (b)	272,477	20,370,381
ProAssurance Corp.	62,871	1,344,811
Progressive Corp.	677,796	83,131,679
Prudential Financial, Inc.	434,398	41,593,609
Reinsurance Group of America, Inc.	78,092	9,789,613
Reliance Global Group, Inc. (a)	7,434	5,877
RenaissanceRe Holdings Ltd.	50,768	6,866,880
RLI Corp.	45,887	5,036,557
Root, Inc. (a)(b)	7,031	87,114
Ryan Specialty Group Holdings, Inc. (a)(b)	67,329	2,852,056
Safety Insurance Group, Inc. (b)	16,266	1,464,753
Selective Insurance Group, Inc.	69,291	5,503,091
Selectquote, Inc. (a)	143,138	158,883
Siriuspoint Ltd. (a)	105,819	473,011
Stewart Information Services Corp.	31,315	1,585,792
The Travelers Companies, Inc.	278,447	45,008,173
Tiptree, Inc.	26,527	316,998
Trean Insurance Group, Inc. (a)	20,091	89,405
Trupanion, Inc. (a)(b)	39,805	2,809,437
United Fire Group, Inc.	25,493	750,259
United Insurance Holdings Corp. (b)	24,133	24,374
Universal Insurance Holdings, Inc. (b)	31,386	374,749
Unum Group	232,112	8,785,439
W.R. Berkley Corp.	242,748	15,730,070
White Mountains Insurance Group Ltd.	3,435	4,705,950
Willis Towers Watson PLC	129,079	26,697,410
		1,033,330,185
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp. (a)	9,778	94,944
AG Mortgage Investment Trust, Inc.	30,113	193,024
AGNC Investment Corp.	602,104	7,195,143
Angel Oak Mortgage, Inc. (b)	10,445	144,872
Annaly Capital Management, Inc.	1,925,254	12,417,888
Apollo Commercial Real Estate Finance, Inc.	162,810	1,896,737
Arbor Realty Trust, Inc.	184,228	2,759,735
Ares Commercial Real Estate Corp.	67,312	887,845
Arlington Asset Investment Corp. (a)	31,881	102,019
Armour Residential REIT, Inc. (b)	118,053	838,176
Blackstone Mortgage Trust, Inc.	194,829	5,646,144
BrightSpire Capital, Inc.	106,120	891,408
Broadmark Realty Capital, Inc.	150,042	967,771
Cherry Hill Mortgage Investment Corp. (b)	25,168	162,837
Chimera Investment Corp.	276,498	2,350,233
Dynex Capital, Inc.	41,919	650,164
Ellington Financial LLC (b)	66,401	974,767
Ellington Residential Mortgage REIT (b)	15,394	124,384
Franklin BSP Realty Trust, Inc. (b)	102,839	1,326,623
Granite Point Mortgage Trust, Inc.	63,974	602,635
Great Ajax Corp.	26,135	236,522
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99,838	3,945,598
Invesco Mortgage Capital, Inc. (b)	39,301	624,493
KKR Real Estate Finance Trust, Inc.	62,126	1,196,547
Ladder Capital Corp. Class A	127,556	1,410,769
Lument Finance Trust, Inc. (b)	43,199	108,429
Manhattan Bridge Capital, Inc.	9,140	51,275
MFA Financial, Inc.	108,122	1,181,773
New York Mortgage Trust, Inc.	426,429	1,194,001
Nexpoint Real Estate Finance, Inc. (b)	11,473	235,426
Orchid Island Capital, Inc.	43,967	594,434
PennyMac Mortgage Investment Trust	108,342	1,608,879
Ready Capital Corp.	78,406	1,027,119
Redwood Trust, Inc.	152,397	1,181,077
Rithm Capital Corp.	534,488	5,040,222
Sachem Capital Corp.	41,020	181,308
Seven Hills Realty Trust (b)	14,449	150,125
Starwood Property Trust, Inc.	352,582	8,084,705
TPG RE Finance Trust, Inc.	67,663	626,559
Two Harbors Investment Corp.	416,006	2,017,629
Western Asset Mortgage Capital Corp.	6,965	94,306
		71,018,545
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc. (a)	2,017	19,888
Axos Financial, Inc. (a)	62,359	2,605,359
Blue Foundry Bancorp (a)	36,016	409,502
Bogota Financial Corp. (a)	3,655	40,351
Bridgewater Bancshares, Inc. (a)	24,991	429,345
Broadway Financial Corp. (a)	35,836	39,061
Capitol Federal Financial, Inc.	150,016	1,359,145
Carver Bancorp, Inc. (a)	721	3,439
Catalyst Bancorp, Inc.	413	5,481
Cf Bankshares, Inc.	1,307	27,578
Columbia Financial, Inc. (a)	47,729	1,018,060
Cullman Bancorp, Inc.	455	5,105
ESSA Bancorp, Inc.	8,257	166,791
Essent Group Ltd.	124,102	4,962,839
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	11,588	1,265,873
FFBW, Inc. (a)(b)	6,012	73,948
Finance of America Companies, Inc. (a)(b)	24,497	29,886
Flagstar Bancorp, Inc.	61,670	2,376,145
FS Bancorp, Inc.	8,438	250,693
Greene County Bancorp, Inc.	3,658	194,606
Guild Holdings Co. Class A (b)	7,894	78,387
Hingham Institution for Savings	1,790	531,451
HMN Financial, Inc.	7,447	168,675
Home Bancorp, Inc.	8,912	347,924
Home Federal Bancorp, Inc.	750	14,483
Impac Mortgage Holdings, Inc. (a)	6,758	3,374
Kearny Financial Corp.	83,012	943,016
Kentucky First Federal Bancorp	1,347	9,833
loanDepot, Inc. (b)	40,381	66,629
Luther Burbank Corp.	15,778	206,850
Magyar Bancorp, Inc.	2,799	34,176
Merchants Bancorp	29,276	789,574
MGIC Investment Corp.	356,304	5,091,584
Mr. Cooper Group, Inc. (a)	85,594	3,620,626
New York Community Bancorp, Inc. (b)	537,561	5,262,722
NMI Holdings, Inc. (a)	105,130	2,158,319
Northeast Community Bancorp, Inc. (b)	19,724	250,100
Northfield Bancorp, Inc.	52,779	777,962
NSTS Bancorp, Inc. (b)	2,012	22,132
Ocwen Financial Corp. (a)	9,318	243,945
OP Bancorp	13,529	163,566
PennyMac Financial Services, Inc. (b)	37,326	1,982,757
Pioneer Bancorp, Inc. (a)	9,928	92,827
Ponce Financial Group, Inc. (a)(b)	29,919	281,538
Provident Bancorp, Inc.	18,659	270,369
Provident Financial Holdings, Inc. (b)	6,264	88,949
Provident Financial Services, Inc.	88,664	2,059,665
Radian Group, Inc.	202,858	4,282,332
Randolph Bancorp, Inc.	5,178	137,787
Rocket Companies, Inc. (b)	136,629	1,079,369
Security National Financial Corp. Class A	15,440	117,344
Southern Missouri Bancorp, Inc.	9,231	486,751
Sterling Bancorp, Inc. (a)	26,190	154,259
Territorial Bancorp, Inc.	10,885	226,517
TFS Financial Corp.	60,133	859,902
Timberland Bancorp, Inc./Washington	8,251	218,817
Trustco Bank Corp., New York	22,637	754,718
UWM Holdings Corp. Class A (b)	97,310	352,262
Velocity Financial, Inc. (a)	18,154	207,319
Walker & Dunlop, Inc.	36,910	3,707,979
Waterstone Financial, Inc.	26,585	459,655
Western New England Bancorp, Inc.	24,781	206,426
William Penn Bancorp, Inc. (b)	14,583	167,705
WSFS Financial Corp.	75,086	3,630,408
		57,894,078
TOTAL FINANCIALS		5,318,802,404
HEALTH CARE - 13.9%
Biotechnology - 2.6%
180 Life Sciences Corp. (a)(b)	28,480	24,248
2seventy bio, Inc. (a)	43,254	637,131
4D Molecular Therapeutics, Inc. (a)(b)	28,211	221,738
89Bio, Inc. (a)(b)	8,522	38,008
Aadi Bioscience, Inc. (a)(b)	24,205	327,978
Aadi Bioscience, Inc. rights (a)(c)	36,950	0
AbbVie, Inc.	2,046,321	275,148,322
Abeona Therapeutics, Inc. (a)	5,690	20,712
ACADIA Pharmaceuticals, Inc. (a)	135,978	2,234,119
Achieve Life Sciences, Inc. (a)(b)	10,848	49,467
Acorda Therapeutics, Inc. (a)	7,506	3,035
Actinium Pharmaceuticals, Inc. (a)(b)	31,053	218,303
Acumen Pharmaceuticals, Inc. (a)	11,625	66,146
Acurx Pharmaceuticals, Inc. (a)(b)	2,258	7,835
Adagio Therapeutics, Inc. (b)	21,363	97,415
Adicet Bio, Inc. (a)	21,090	298,634
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditxt, Inc. (a)(b)	35,618	5,435
ADMA Biologics, Inc. (a)(b)	205,029	553,578
Adverum Biotechnologies, Inc. (a)	88,508	102,669
Aeglea BioTherapeutics, Inc. (a)(b)	51,579	26,976
Aerovate Therapeutics, Inc. (a)(b)	10,682	211,824
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)	286,168	772,654
AgeX Therapeutics, Inc. (a)(b)	10,213	5,821
Agios Pharmaceuticals, Inc. (a)	62,975	1,605,863
Aikido Pharma, Inc. (a)(b)	4,839	28,550
Aileron Therapeutics, Inc. (a)	69,639	12,890
AIM ImmunoTech, Inc. (a)(b)	48,657	32,357
Akebia Therapeutics, Inc. (a)	200,210	72,937
Akero Therapeutics, Inc. (a)(b)	27,739	325,933
Akouos, Inc. (a)(b)	27,153	90,963
Alaunos Therapeutics, Inc. (a)(b)	247,809	609,610
Albireo Pharma, Inc. (a)(b)	22,354	391,195
Aldeyra Therapeutics, Inc. (a)	58,232	409,953
Alector, Inc. (a)	68,505	709,027
Aligos Therapeutics, Inc. (a)	19,513	24,391
Alkermes PLC (a)	187,549	4,439,285
Allakos, Inc. (a)	38,476	186,609
Allarity Therapeutics, Inc. (a)(b)	14,501	16,966
Allena Pharmaceuticals, Inc. (a)(b)	76,391	8,029
Allogene Therapeutics, Inc. (a)(b)	85,936	1,178,183
Allovir, Inc. (a)(b)	37,747	283,480
Alnylam Pharmaceuticals, Inc. (a)	140,006	28,935,040
Alpine Immune Sciences, Inc. (a)	15,627	117,359
Altimmune, Inc. (a)	44,638	985,607
ALX Oncology Holdings, Inc. (a)	23,638	307,294
Amgen, Inc.	618,239	148,562,832
Amicus Therapeutics, Inc. (a)	289,934	3,255,959
AnaptysBio, Inc. (a)(b)	22,853	530,647
Anavex Life Sciences Corp. (a)(b)	89,723	860,444
Anika Therapeutics, Inc. (a)	16,997	384,132
Anixa Biosciences, Inc. (a)	33,806	140,971
Annexon, Inc. (a)(b)	29,052	170,826
Annovis Bio, Inc. (a)(b)	5,659	65,644
Apellis Pharmaceuticals, Inc. (a)	106,301	6,432,274
Applied Genetic Technologies Corp. (a)	53,156	21,358
Applied Molecular Transport, Inc. (a)(b)	16,796	24,858
Applied Therapeutics, Inc. (a)	19,438	26,630
Aprea Therapeutics, Inc. (a)(b)	22,004	17,473
Aptevo Therapeutics, Inc. (a)(b)	4,235	14,992
Aptinyx, Inc. (a)	44,239	18,359
AquaBounty Technologies, Inc. (a)(b)	52,652	63,182
Aravive, Inc. (a)	20,027	13,464
Arbutus Biopharma Corp. (a)	115,015	255,333
ARCA Biopharma, Inc. (a)	14,897	34,859
Arcellx, Inc.	10,338	185,774
Arcturus Therapeutics Holdings, Inc. (a)(b)	25,441	357,192
Arcus Biosciences, Inc. (a)	53,704	1,293,192
Arcutis Biotherapeutics, Inc. (a)	44,450	1,197,928
Ardelyx, Inc. (a)(b)	124,140	117,672
Aridis Pharmaceuticals, Inc. (a)(b)	18,161	26,515
Armata Pharmaceuticals, Inc. (a)(b)	4,981	20,073
Arrowhead Pharmaceuticals, Inc. (a)	131,311	5,214,360
Assembly Biosciences, Inc. (a)(b)	53,532	100,105
Astria Therapeutics, Inc. (a)	10,868	93,356
Atara Biotherapeutics, Inc. (a)(b)	107,955	432,900
Athenex, Inc. (a)	70,744	33,922
Athersys, Inc. (a)(b)	10,642	29,266
Atossa Therapeutics, Inc. (a)(b)	142,167	130,936
Atreca, Inc. (a)(b)	31,977	59,477
aTyr Pharma, Inc. (a)	30,063	102,815
Aura Biosciences, Inc.	6,401	85,517
Avalo Therapeutics, Inc. (a)	6,301	29,930
AVEO Pharmaceuticals, Inc. (a)	36,146	292,421
Avid Bioservices, Inc. (a)	71,131	1,224,876
Avidity Biosciences, Inc. (a)(b)	52,777	1,035,485
Avita Medical, Inc. (a)(b)	32,191	198,940
AVROBIO, Inc. (a)(b)	42,141	40,034
Axcella Health, Inc. (a)	18,697	45,995
Beam Therapeutics, Inc. (a)(b)	53,428	2,917,169
Bellerophon Therapeutics, Inc. (a)(b)	9,250	11,748
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	7,355
Benitec Biopharma, Inc. (a)(b)	5,555	4,166
Bio Path Holdings, Inc. (a)(b)	9,683	35,440
BioAtla, Inc. (a)(b)	18,824	163,957
BioCardia, Inc. (a)(b)	10,166	20,129
Biocept, Inc. (a)(b)	19,355	19,936
BioCryst Pharmaceuticals, Inc. (a)(b)	213,621	2,969,332
Biogen, Inc. (a)	170,677	33,346,872
Biohaven Pharmaceutical Holding Co. Ltd. (a)	72,945	10,894,336
BioMarin Pharmaceutical, Inc. (a)	213,964	19,085,589
Biomea Fusion, Inc. (a)(b)	10,887	125,201
Biora Therapeutics, Inc. (a)(b)	149,499	107,983
BioVie, Inc. (a)	5,898	21,292
BioXcel Therapeutics, Inc. (a)(b)	21,279	291,097
Black Diamond Therapeutics, Inc. (a)(b)	25,040	79,878
Blue Water Vaccines, Inc. (b)	2,289	7,210
bluebird bio, Inc. (a)(b)	81,081	473,513
Blueprint Medicines Corp. (a)	68,578	5,021,281
Bolt Biotherapeutics, Inc. (a)(b)	13,947	25,105
BrainStorm Cell Therpeutic, Inc. (a)(b)	35,086	127,011
Brickell Biotech, Inc. (a)(b)	2,328	5,867
BridgeBio Pharma, Inc. (a)(b)	125,069	1,313,225
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	26,099	10,740
C4 Therapeutics, Inc. (a)(b)	42,280	426,182
Cabaletta Bio, Inc. (a)(b)	20,497	19,573
Calithera Biosciences, Inc. (a)(b)	5,180	20,150
Calyxt, Inc. (a)	14,195	3,086
Candel Therapeutics, Inc. (a)	9,179	31,851
Capricor Therapeutics, Inc. (a)(b)	27,549	160,335
Cardiff Oncology, Inc. (a)(b)	48,440	130,304
CareDx, Inc. (a)	61,449	1,203,786
Caribou Biosciences, Inc. (a)	23,148	228,471
CASI Pharmaceuticals, Inc. (a)(b)	13,295	49,856
Catalyst Biosciences, Inc. (a)(b)	34,507	67,979
Catalyst Pharmaceutical Partners, Inc. (a)	110,388	1,494,654
Cel-Sci Corp. (a)(b)	48,709	191,913
Celcuity, Inc. (a)	11,880	111,078
Celldex Therapeutics, Inc. (a)	53,912	1,638,925
Cellectar Biosciences, Inc. (a)	4,798	26,629
Celsion Corp. (a)(b)	5,191	11,057
Century Therapeutics, Inc. (a)	14,237	149,773
Cerevel Therapeutics Holdings (a)(b)	64,963	1,890,423
Checkpoint Therapeutics, Inc. (a)(b)	73,239	94,478
ChemoCentryx, Inc. (a)	57,412	2,926,864
Chimerix, Inc. (a)	79,586	175,089
Chinook Therapeutics, Inc. (a)	54,901	1,141,941
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cidara Therapeutics, Inc. (a)	66,517	45,232
Clene, Inc. (a)(b)	24,130	71,425
Clovis Oncology, Inc. (a)(b)	166,909	186,938
Codiak Biosciences, Inc. (a)	18,333	39,416
Cogent Biosciences, Inc. (a)	43,522	717,678
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	36,799	5,616
Coherus BioSciences, Inc. (a)	74,371	831,468
Concert Pharmaceuticals, Inc. (a)	30,133	198,275
ContraFect Corp. (a)(b)	46,332	12,324
Corbus Pharmaceuticals Holdings, Inc. (a)	134,436	27,102
Corvus Pharmaceuticals, Inc. (a)	36,174	34,673
Creative Medical Technology Holdings, Inc.	7,244	5,007
Crinetics Pharmaceuticals, Inc. (a)	50,460	952,685
CRISPR Therapeutics AG (a)(b)	83,924	5,462,613
CTI BioPharma Corp. (a)(b)	97,447	611,967
Cue Biopharma, Inc. (a)	35,846	105,387
Cullinan Oncology, Inc. (a)	29,198	393,589
Curis, Inc. (a)(b)	85,857	83,281
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	14,300
Cyclerion Therapeutics, Inc. (a)	46,517	39,074
Cyclo Therapeutics, Inc. (a)	4,492	9,343
Cyteir Therapeutics, Inc. (a)	7,522	16,248
Cytokinetics, Inc. (a)(b)	100,894	5,343,346
CytomX Therapeutics, Inc. (a)	67,527	101,291
Day One Biopharmaceuticals, Inc. (a)	23,982	563,337
Decibel Therapeutics, Inc. (a)	8,027	39,653
Deciphera Pharmaceuticals, Inc. (a)	53,755	872,444
Denali Therapeutics, Inc. (a)	107,702	2,980,114
DermTech, Inc. (a)(b)	27,983	155,585
Design Therapeutics, Inc. (a)(b)	13,935	282,323
DiaMedica Therapeutics, Inc. (a)	22,138	39,184
Diffusion Pharmaceuticals, Inc. (a)(b)	1,658	10,827
Dyadic International, Inc. (a)(b)	15,307	41,099
Dynavax Technologies Corp. (a)(b)	134,874	1,547,005
Dyne Therapeutics, Inc. (a)	30,035	294,343
Eagle Pharmaceuticals, Inc. (a)	12,977	425,256
Edesa Biotech, Inc. (a)	10,140	18,658
Editas Medicine, Inc. (a)(b)	79,625	1,170,488
Effector Therapeutics, Inc. Class A (a)	10,545	6,427
Eiger Biopharmaceuticals, Inc. (a)	46,448	383,660
Eledon Pharmaceuticals, Inc. (a)(b)	16,812	63,045
Elevation Oncology, Inc. (a)(b)	6,688	7,691
Eliem Therapeutics, Inc.	7,219	21,729
Emergent BioSolutions, Inc. (a)	51,579	1,238,928
Enanta Pharmaceuticals, Inc. (a)	21,159	1,288,160
Enochian Biosciences, Inc. (a)	17,236	42,573
Ensysce Biosciences, Inc. (a)(b)	22,103	9,336
Entrada Therapeutics, Inc. (b)	10,756	135,848
EQRx, Inc. (a)	258,446	1,263,801
Equillium, Inc. (a)(b)	16,678	45,364
Erasca, Inc. (a)	21,973	198,196
Evelo Biosciences, Inc. (a)(b)	29,921	65,527
Exact Sciences Corp. (a)	207,199	7,365,924
Exagen, Inc. (a)	10,962	49,658
Exelixis, Inc. (a)	376,217	6,674,090
Exicure, Inc. (a)(b)	2,072	3,709
F-star Therapeutics, Inc. (a)	23,723	159,181
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)(b)	94,698	2,475,406
FibroGen, Inc. (a)	100,152	1,245,891
Finch Therapeutics Group, Inc. (a)	7,011	15,144
First Wave BioPharma, Inc. (a)(b)	223	685
Foghorn Therapeutics, Inc. (a)	22,963	228,252
Forma Therapeutics Holdings, Inc. (a)	39,041	523,149
Forte Biosciences, Inc. (a)	10,770	14,001
Fortress Biotech, Inc. (a)	88,530	90,301
Frequency Therapeutics, Inc. (a)	34,117	70,281
G1 Therapeutics, Inc. (a)(b)	44,504	645,753
Gain Therapeutics, Inc. (a)(b)	6,653	22,953
Galectin Therapeutics, Inc. (a)(b)	49,282	93,636
Galecto, Inc. (a)	18,314	39,375
Galera Therapeutics, Inc. (a)	7,383	9,893
Gelesis Holdings, Inc. Class A (a)(b)	27,460	33,227
Gemini Therapeutics, Inc. (a)(b)	29,602	45,883
Generation Bio Co. (a)	51,716	264,786
Genprex, Inc. (a)(b)	42,686	68,298
GeoVax Labs, Inc. (a)	5,820	6,926
Geron Corp. (a)(b)	432,123	1,140,805
Gilead Sciences, Inc.	1,453,689	92,265,641
Global Blood Therapeutics, Inc. (a)	68,163	4,628,268
GlycoMimetics, Inc. (a)	45,384	34,492
Gossamer Bio, Inc. (a)(b)	60,165	839,302
Graphite Bio, Inc. (a)	16,050	53,126
GreenLight Biosciences Holdings PBC Class A (a)(b)	69,516	197,425
Greenwich Lifesciences, Inc. (a)(b)	4,204	39,854
Gritstone Bio, Inc. (a)(b)	67,616	222,457
Gt Biopharma, Inc. (a)	34,566	89,180
Halozyme Therapeutics, Inc. (a)	161,368	6,572,519
Harpoon Therapeutics, Inc. (a)(b)	24,861	41,269
HCW Biologics, Inc. (a)(b)	7,752	19,768
Heron Therapeutics, Inc. (a)(b)	123,332	504,428
HilleVax, Inc.	13,805	164,418
Histogen, Inc. (a)(b)	612	1,224
Homology Medicines, Inc. (a)	47,190	110,425
Hookipa Pharma, Inc. (a)	47,681	71,045
Horizon Therapeutics PLC (a)	267,731	15,852,353
Humacyte, Inc. Class A (a)(b)	69,276	252,857
Humanigen, Inc. (a)	60,412	13,484
iBio, Inc. (a)(b)	237,200	65,776
Icosavax, Inc. (a)(b)	14,580	68,818
Ideaya Biosciences, Inc. (a)(b)	37,838	371,948
Idera Pharmaceuticals, Inc. (a)(b)	54,014	27,007
IGM Biosciences, Inc. (a)(b)	11,248	218,324
Imago BioSciences, Inc. (a)(b)	9,898	143,818
Immix Biopharma, Inc. (b)	11,417	20,779
Immucell Corp. (a)	7,193	52,149
Immuneering Corp. (a)(b)	8,768	48,925
Immunic, Inc. (a)	24,171	107,561
ImmunityBio, Inc. (a)(b)	77,637	310,548
ImmunoGen, Inc. (a)	230,735	1,340,570
Immunome, Inc. (a)(b)	10,708	61,464
Immunovant, Inc. (a)	52,808	271,961
Impel Pharmaceuticals, Inc. (a)(b)	7,767	60,738
Incyte Corp. (a)	217,639	15,328,315
Indaptus Therapeutics, Inc. (a)	9,314	22,726
Infinity Pharmaceuticals, Inc. (a)	96,613	155,547
Inhibikase Therapeutics, Inc. (a)	19,418	18,634
Inhibrx, Inc. (a)(b)	23,746	421,254
Inmune Bio, Inc. (a)(b)	13,664	110,268
Inovio Pharmaceuticals, Inc. (a)(b)	258,342	591,603
Inozyme Pharma, Inc. (a)	29,791	89,373
Insmed, Inc. (a)	137,678	3,389,632
Instil Bio, Inc. (a)(b)	19,060	99,112
Intellia Therapeutics, Inc. (a)	81,076	4,869,425
Intercept Pharmaceuticals, Inc. (a)(b)	28,344	492,335
Ionis Pharmaceuticals, Inc. (a)	167,175	7,108,281
Iovance Biotherapeutics, Inc. (a)	157,813	1,691,755
Ironwood Pharmaceuticals, Inc. Class A (a)	175,322	1,886,465
IsoRay, Inc. (a)(b)	145,306	53,763
iTeos Therapeutics, Inc. (a)	23,306	516,927
Iveric Bio, Inc. (a)	125,708	1,236,967
Janux Therapeutics, Inc. (a)	13,747	148,743
Jasper Therapeutics, Inc. (a)(b)	16,061	30,516
Jounce Therapeutics, Inc. (a)	36,582	133,890
Kalvista Pharmaceuticals, Inc. (a)	25,264	416,098
Karuna Therapeutics, Inc. (a)	30,281	7,723,472
Karyopharm Therapeutics, Inc. (a)(b)	84,421	427,170
Keros Therapeutics, Inc. (a)	15,280	540,454
Kezar Life Sciences, Inc. (a)(b)	48,950	503,206
Kiniksa Pharmaceuticals Ltd. (a)	34,350	402,582
Kinnate Biopharma, Inc. (a)(b)	19,544	282,997
Kintara Therapeutics, Inc. (a)(b)	51,820	8,037
Kodiak Sciences, Inc. (a)	39,544	395,835
Kronos Bio, Inc. (a)(b)	46,508	186,032
Krystal Biotech, Inc. (a)(b)	24,158	1,693,717
Kura Oncology, Inc. (a)	76,789	1,064,296
Kymera Therapeutics, Inc. (a)(b)	41,061	1,160,794
Lantern Pharma, Inc. (a)(b)	7,922	40,957
Larimar Therapeutics, Inc. (a)	12,755	34,694
Leap Therapeutics, Inc. (a)(b)	75,519	107,237
Lexicon Pharmaceuticals, Inc. (a)	84,526	232,447
Ligand Pharmaceuticals, Inc. Class B (a)	19,423	1,794,491
Lineage Cell Therapeutics, Inc. (a)(b)	144,998	204,447
LogicBio Therapeutics, Inc. (a)(b)	14,173	5,080
Longeveron, Inc. (a)(b)	4,864	23,274
Lumos Pharma, Inc. (a)	3,560	29,156
Lyell Immunopharma, Inc. (a)(b)	28,334	189,838
Macrogenics, Inc. (a)	62,078	246,450
Madrigal Pharmaceuticals, Inc. (a)	14,127	1,018,839
Magenta Therapeutics, Inc. (a)	39,775	70,004
MannKind Corp. (a)(b)	290,855	1,061,621
Marker Therapeutics, Inc. (a)	56,046	17,374
Matinas BioPharma Holdings, Inc. (a)(b)	223,450	158,650
MediciNova, Inc. (a)(b)	53,558	114,079
MEI Pharma, Inc. (a)(b)	131,326	66,530
Merrimack Pharmaceuticals, Inc. (a)	14,294	59,320
Mersana Therapeutics, Inc. (a)	105,210	789,075
Metacrine, Inc. (a)(b)	22,410	10,578
MiMedx Group, Inc. (a)	95,431	336,871
Minerva Neurosciences, Inc. (a)(b)	5,215	58,825
MiNK Therapeutics, Inc. (b)	3,901	10,260
Mirati Therapeutics, Inc. (a)	57,507	4,659,792
Mirum Pharmaceuticals, Inc. (a)(b)	18,734	467,975
Moderna, Inc. (a)	400,605	52,988,023
Molecular Templates, Inc. (a)(b)	47,342	34,735
Moleculin Biotech, Inc. (a)(b)	33,890	50,157
Monopar Therapeutics, Inc. (a)	1,919	3,454
Monte Rosa Therapeutics, Inc. (a)(b)	13,812	109,391
Morphic Holding, Inc. (a)(b)	30,970	852,294
Mustang Bio, Inc. (a)	83,538	50,749
Myovant Sciences Ltd. (a)(b)	52,339	894,474
Myriad Genetics, Inc. (a)	92,417	2,064,596
NanoViricides, Inc. (a)(b)	15,314	36,600
Natera, Inc. (a)	103,048	5,076,144
Navidea Biopharmaceuticals, Inc. (a)	17,813	5,932
Neoleukin Therapeutics, Inc. (a)	36,968	38,077
Neubase Therapeutics, Inc. (a)(b)	28,508	17,264
Neurobo Pharmaceuticals, Inc. (a)	3,685	1,142
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	110,422	11,553,454
Neximmune, Inc. (a)	6,586	7,574
NextCure, Inc. (a)(b)	24,411	100,085
Nighthawk Biosciences, Inc. (a)(b)	29,127	62,914
Nkarta, Inc. (a)(b)	32,148	462,610
Novavax, Inc. (a)(b)	89,700	2,963,688
Nurix Therapeutics, Inc. (a)	47,291	743,887
Nuvalent, Inc. Class A (a)(b)	10,737	181,241
Nuvectis Pharma, Inc. (b)	4,618	37,406
Ocugen, Inc. (a)(b)	246,808	636,765
Olema Pharmaceuticals, Inc. (a)	33,859	133,743
Omega Therapeutics, Inc. (a)	8,399	37,544
OncoCyte Corp. (a)(b)	126,582	100,000
Oncorus, Inc. (a)(b)	19,076	24,799
OncoSec Medical, Inc. (a)	22,064	14,853
Oncternal Therapeutics, Inc. (a)	53,480	59,898
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)	54,653	25,463
Oragenics, Inc. (a)(b)	120,635	37,674
Organogenesis Holdings, Inc. Class A (a)	72,797	261,341
Organovo Holdings, Inc. (a)(b)	6,277	14,688
Orgenesis, Inc. (a)(b)	20,758	40,271
ORIC Pharmaceuticals, Inc. (a)(b)	36,045	124,716
Outlook Therapeutics, Inc. (a)(b)	131,165	146,905
Ovid Therapeutics, Inc. (a)	64,792	130,232
Oyster Point Pharma, Inc. (a)(b)	13,471	84,194
Palatin Technologies, Inc. (a)	9,400	47,188
Pardes Biosciences, Inc. (a)(b)	30,820	108,178
Pasithea Therapeutics Corp. (b)	7,664	8,814
Passage Bio, Inc. (a)	38,362	77,491
PDL BioPharma, Inc. (a)(c)	91,243	134,127
PDS Biotechnology Corp. (a)(b)	30,493	127,766
PepGen, Inc.	10,828	102,866
PharmaCyte Biotech, Inc. (a)(b)	23,200	61,016
PhaseBio Pharmaceuticals, Inc. (a)(b)	38,086	40,371
Phio Pharmaceuticals Corp. (a)	5,556	3,891
Pieris Pharmaceuticals, Inc. (a)(b)	75,568	110,329
Plus Therapeutics, Inc. (a)	18,668	15,670
PMV Pharmaceuticals, Inc. (a)(b)	31,233	434,763
Point Biopharma Global, Inc. (a)(b)	84,352	822,432
Polarityte, Inc. (a)(b)	2,586	2,638
Poseida Therapeutics, Inc. (a)	34,181	113,139
Praxis Precision Medicines, Inc. (a)(b)	40,329	125,826
Precigen, Inc. (a)(b)	109,144	241,208
Precision BioSciences, Inc. (a)	55,204	88,878
Prelude Therapeutics, Inc. (a)	14,590	105,048
Prometheus Biosciences, Inc. (a)	12,045	630,074
Protagenic Therapeutics, Inc. (a)(b)	13,156	9,803
Protagonist Therapeutics, Inc. (a)	52,076	454,103
Protara Therapeutics, Inc. (a)	13,148	45,361
Prothena Corp. PLC (a)	41,603	1,146,995
PTC Therapeutics, Inc. (a)	82,035	4,096,828
Puma Biotechnology, Inc. (a)	44,310	118,751
Pyxis Oncology, Inc. (b)	12,422	32,173
Qualigen Therapeutics, Inc. (a)(b)	29,257	11,135
Quince Therapeutics, Inc. (a)(b)	18,841	33,160
Rallybio Corp. (a)	6,990	77,240
RAPT Therapeutics, Inc. (a)	23,068	616,146
Recursion Pharmaceuticals, Inc. (a)(b)	30,522	320,786
Regeneron Pharmaceuticals, Inc. (a)	125,175	72,734,186
REGENXBIO, Inc. (a)	43,676	1,288,442
Regulus Therapeutics, Inc. (a)(b)	12,302	17,469
Relay Therapeutics, Inc. (a)(b)	88,969	2,043,618
Reneo Pharmaceuticals, Inc. (a)	7,193	22,658
Renovacor, Inc. (a)(b)	1,473	2,592
Repligen Corp. (a)(b)	59,929	13,146,625
Replimune Group, Inc. (a)	34,704	661,458
Revolution Medicines, Inc. (a)	85,105	1,772,737
Rezolute, Inc. (a)(b)	33,215	79,052
Rhythm Pharmaceuticals, Inc. (a)	44,886	1,014,424
Rigel Pharmaceuticals, Inc. (a)	193,090	274,188
Rocket Pharmaceuticals, Inc. (a)(b)	53,638	826,562
Rubius Therapeutics, Inc. (a)	44,204	30,943
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	24,564
Sage Therapeutics, Inc. (a)	60,024	2,260,504
Salarius Pharmaceuticals, Inc. (a)	61,707	12,403
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	2
Sana Biotechnology, Inc. (a)(b)	95,958	653,474
Sangamo Therapeutics, Inc. (a)	143,004	772,222
Sarepta Therapeutics, Inc. (a)	102,227	11,181,589
Savara, Inc. (a)	99,203	141,860
Scholar Rock Holding Corp. (a)	30,183	251,726
Scopus Biopharma, Inc. (a)	13,273	4,608
Seagen, Inc. (a)	156,424	24,134,659
Selecta Biosciences, Inc. (a)	145,588	273,705
Sellas Life Sciences Group, Inc. (a)(b)	22,272	68,152
Sensei Biotherapeutics, Inc. (a)	11,174	21,342
Sera Prognostics, Inc. (a)	5,451	11,447
Seres Therapeutics, Inc. (a)	73,795	379,306
Sesen Bio, Inc. (a)	228,813	157,881
Shattuck Labs, Inc. (a)	32,403	105,310
Sigilon Therapeutics, Inc. (a)	18,577	11,547
Silverback Therapeutics, Inc. (a)	25,091	136,495
Sio Gene Therapies, Inc. (a)	72,102	24,154
Societal Cdmo, Inc. (a)	54,472	64,822
Soleno Therapeutics, Inc. (a)(b)	6,196	13,631
Solid Biosciences, Inc. (a)	74,471	47,661
Soligenix, Inc. (a)(b)	39,915	31,054
Sonnet Biotherapeutics Holding (a)	48,093	10,157
Sorrento Therapeutics, Inc. (a)(b)	447,718	917,822
Spectrum Pharmaceuticals, Inc. (a)	210,764	238,163
Spero Therapeutics, Inc. (a)	30,553	24,653
Springworks Therapeutics, Inc. (a)(b)	30,357	843,014
Spruce Biosciences, Inc. (a)(b)	9,911	20,813
SQZ Biotechnologies Co. (a)(b)	20,524	61,572
Statera Biopharma, Inc. (a)(b)	26,219	4,735
Stoke Therapeutics, Inc. (a)	26,201	394,587
Surface Oncology, Inc. (a)	44,039	59,893
Surrozen, Inc. (a)(b)	21,025	54,034
Sutro Biopharma, Inc. (a)	52,244	295,701
Synaptogenix, Inc. (a)(b)	7,226	60,771
Syndax Pharmaceuticals, Inc. (a)	56,470	1,333,257
Synlogic, Inc. (a)	45,816	45,816
Synthetic Biologics, Inc. (a)(b)	14,856	21,838
Syros Pharmaceuticals, Inc. (a)	60,099	48,115
T2 Biosystems, Inc. (a)(b)	171,064	20,955
Talaris Therapeutics, Inc. (a)	10,723	35,493
Tango Therapeutics, Inc. (a)	74,226	304,327
Taysha Gene Therapies, Inc. (a)	27,039	85,443
TCR2 Therapeutics, Inc. (a)	37,941	103,200
Tempest Therapeutics, Inc. (a)(b)	2,967	6,527
Tenax Therapeutics, Inc. (a)(b)	19,302	4,613
Tenaya Therapeutics, Inc. (a)(b)	14,476	63,550
TG Therapeutics, Inc. (a)	155,668	1,109,913
TONIX Pharmaceuticals Holding (a)(b)	19,144	19,527
TRACON Pharmaceuticals, Inc. (a)	21,595	42,758
TransCode Therapeutics, Inc. (a)	3,968	4,801
Travere Therapeutics, Inc. (a)	61,510	1,646,008
Trevena, Inc. (a)	183,963	39,718
TScan Therapeutics, Inc. (a)	5,643	15,518
Twist Bioscience Corp. (a)	64,778	2,598,893
Tyme Technologies, Inc. (a)(b)	121,670	34,992
Tyra Biosciences, Inc. (b)	12,460	82,361
Ultragenyx Pharmaceutical, Inc. (a)	80,414	3,834,944
uniQure B.V. (a)	41,978	820,250
United Therapeutics Corp. (a)	52,296	11,851,320
UNITY Biotechnology, Inc. (a)	60,685	28,206
Vaccinex, Inc. (a)(b)	26,583	23,053
Vanda Pharmaceuticals, Inc. (a)	65,107	688,832
Vaxart, Inc. (a)(b)	142,573	441,976
Vaxcyte, Inc. (a)	40,204	1,051,737
VBI Vaccines, Inc. (a)	273,164	244,646
Vera Therapeutics, Inc. (a)(b)	11,029	239,660
Veracyte, Inc. (a)(b)	82,350	1,679,940
Verastem, Inc. (a)	210,658	244,363
Vericel Corp. (a)	54,248	1,353,488
Vertex Pharmaceuticals, Inc. (a)	296,306	83,487,179
Verve Therapeutics, Inc. (a)	26,386	1,012,167
Vigil Neuroscience, Inc.	8,225	69,995
Viking Therapeutics, Inc. (a)(b)	85,518	271,947
Vincerx Pharma, Inc. (a)(b)	16,229	24,668
Vir Biotechnology, Inc. (a)	85,298	2,025,828
Viracta Therapeutics, Inc. (a)(b)	21,477	86,982
Viridian Therapeutics, Inc. (a)	40,231	893,531
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)	3,308	22,891
VistaGen Therapeutics, Inc. (a)(b)	213,363	39,259
Vor Biopharma, Inc. (a)(b)	12,010	61,611
Voyager Therapeutics, Inc. (a)(b)	30,215	180,384
vTv Therapeutics, Inc. Class A (a)(b)	31,879	33,792
Vyant Bio, Inc. (a)(b)	30,818	21,973
Werewolf Therapeutics, Inc. (a)	8,395	42,479
Windtree Therapeutics, Inc. (a)(b)	8,372	3,299
X4 Pharmaceuticals, Inc. (a)	23,718	23,483
Xbiotech, Inc. (a)	18,066	72,445
Xencor, Inc. (a)	68,882	1,817,796
Xenetic Biosciences, Inc. (a)	7,136	5,245
Xilio Therapeutics, Inc.	8,232	18,440
XOMA Corp. (a)(b)	13,129	261,005
Y-mAbs Therapeutics, Inc. (a)(b)	40,281	647,718
Yield10 Bioscience, Inc. (a)(b)	5,106	15,880
Yumanity Therapeutics, Inc. (a)	5,441	9,304
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (a)	55,721	1,493,880
		1,175,396,198
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	2,027,018	208,073,398
Abiomed, Inc. (a)	52,524	13,618,423
Accelerate Diagnostics, Inc. (a)(b)	46,990	76,594
Accuray, Inc. (a)(b)	104,268	248,158
Acutus Medical, Inc. (a)	19,182	22,827
Aethlon Medical, Inc. (a)	15,750	15,278
Align Technology, Inc. (a)	85,200	20,763,240
Allied Healthcare Products, Inc. (a)(b)	2,823	5,166
Alphatec Holdings, Inc. (a)	79,159	600,817
Angiodynamics, Inc. (a)	44,652	988,595
Apollo Endosurgery, Inc. (a)	35,443	195,645
Apyx Medical Corp. (a)	34,383	197,015
Artivion, Inc. (a)	46,221	1,024,257
Asensus Surgical, Inc. (a)(b)	263,568	142,327
Aspira Women's Health, Inc. (a)(b)	69,647	35,520
Atricure, Inc. (a)	53,360	2,434,283
Atrion Corp.	1,610	972,360
Avanos Medical, Inc. (a)	54,850	1,350,956
Avinger, Inc. (a)(b)	4,588	6,515
AxoGen, Inc. (a)	48,241	452,018
Axonics Modulation Technologies, Inc. (a)	54,103	3,908,942
Baxter International, Inc.	582,158	33,450,799
Becton, Dickinson & Co.	330,336	83,383,413
Beyond Air, Inc. (a)(b)	28,070	263,297
BioLase Technology, Inc. (a)(b)	6,828	26,185
BioLife Solutions, Inc. (a)	35,080	828,239
Biomerica, Inc. (a)(b)	11,649	41,237
BioSig Technologies, Inc. (a)(b)	38,669	42,536
Bioventus, Inc. (a)(b)	24,780	181,142
Bluejay Diagnostics, Inc. (a)(b)	8,427	8,511
Boston Scientific Corp. (a)	1,654,299	66,684,793
Butterfly Network, Inc. Class A (a)(b)	154,234	960,878
Cardiovascular Systems, Inc. (a)	46,825	618,558
Cerus Corp. (a)	202,712	833,146
Chembio Diagnostics, Inc. (a)(b)	18,346	11,112
ClearPoint Neuro, Inc. (a)(b)	20,249	260,605
Co.-Diagnostics, Inc. (a)(b)	36,580	123,640
ConforMis, Inc. (a)	212,854	55,342
CONMED Corp. (b)	33,835	2,996,766
CryoPort, Inc. (a)(b)	57,030	1,862,600
Cutera, Inc. (a)(b)	18,907	902,809
CVRx, Inc. (a)	8,706	63,119
CytoSorbents Corp. (a)	45,604	86,648
DarioHealth Corp. (a)(b)	23,009	109,753
Delcath Systems, Inc. (a)(b)	7,838	32,606
Dentsply Sirona, Inc.	248,711	8,150,259
DexCom, Inc. (a)	454,416	37,357,539
Eargo, Inc. (a)(b)	21,506	39,141
Edwards Lifesciences Corp. (a)	720,106	64,881,551
Ekso Bionics Holdings, Inc. (a)	11,780	27,683
electroCore, Inc. (a)(b)	71,219	37,725
Electromed, Inc. (a)	7,866	76,300
Embecta Corp.	66,581	2,125,266
ENDRA Life Sciences, Inc. (a)(b)	53,240	15,530
Enovis Corp. (a)	58,632	2,969,711
Envista Holdings Corp. (a)	187,540	6,955,859
Envveno Medical Corp. (a)	7,560	55,868
Femasys, Inc. (a)(b)	2,323	3,949
Figs, Inc. Class A (a)	43,590	503,900
Fonar Corp. (a)	7,149	100,801
Glaukos Corp. (a)	54,347	2,638,547
Globus Medical, Inc. (a)	94,125	5,571,259
Haemonetics Corp. (a)	60,460	4,536,314
Helius Medical Technologies, Inc. (U.S.) (a)(b)	3,762	2,065
Heska Corp. (a)	12,446	1,133,457
Hologic, Inc. (a)	288,615	19,498,829
Hyperfine, Inc. (a)(b)	58,309	78,134
ICU Medical, Inc. (a)	23,017	3,659,703
IDEXX Laboratories, Inc. (a)	97,104	33,755,292
Inari Medical, Inc. (a)(b)	39,067	2,709,296
Inogen, Inc. (a)	23,571	674,838
Inspire Medical Systems, Inc. (a)	31,672	6,064,871
Insulet Corp. (a)	80,502	20,565,846
Integer Holdings Corp. (a)	38,230	2,411,166
Integra LifeSciences Holdings Corp. (a)	85,173	4,063,604
Intuitive Surgical, Inc. (a)	415,840	85,554,922
Invacare Corp. (a)(b)	40,177	34,753
InVivo Therapeutics Holdings Corp. (a)(b)	2,425	15,156
INVO Bioscience, Inc. (a)	10,569	10,231
IRadimed Corp.	7,631	256,020
iRhythm Technologies, Inc. (a)	34,732	5,121,233
Iridex Corp. (a)	14,170	36,842
Kewaunee Scientific Corp. (a)	406	8,096
KORU Medical Systems, Inc. (a)(b)	42,213	104,266
Lantheus Holdings, Inc. (a)	79,713	6,281,384
LeMaitre Vascular, Inc. (b)	22,618	1,116,877
LENSAR, Inc. (a)	8,148	43,918
LivaNova PLC (a)	64,941	3,652,931
LogicMark, Inc. (a)(b)	9,769	11,137
Lucid Diagnostics, Inc. (b)	6,236	13,532
Lucira Health, Inc. (a)	12,002	21,244
Masimo Corp. (a)	59,529	8,744,215
Medtronic PLC	1,553,526	136,586,006
Meridian Bioscience, Inc. (a)	49,960	1,628,196
Merit Medical Systems, Inc. (a)	58,740	3,479,170
Mesa Laboratories, Inc. (b)	6,122	1,046,005
Microbot Medical, Inc. (a)(b)	4,719	23,784
Milestone Scientific, Inc. (a)(b)	39,546	37,964
Minerva Surgical, Inc. (b)	7,681	13,058
Motus GI Holdings, Inc. (a)(b)	2,749	9,017
Myomo, Inc. (a)	8,164	15,185
NanoVibronix, Inc. (a)(b)	18,999	9,836
Nemaura Medical, Inc. (a)(b)	7,006	13,311
Neogen Corp. (a)(b)	124,071	2,593,084
NeuroMetrix, Inc. (a)(b)	7,672	25,855
Neuronetics, Inc. (a)	32,377	115,586
NeuroOne Medical Technologies Corp. (a)(b)	18,788	47,909
NeuroPace, Inc. (a)(b)	7,118	29,255
Nevro Corp. (a)	40,635	1,841,578
Novocure Ltd. (a)	103,817	8,526,490
NuVasive, Inc. (a)	59,888	2,545,839
Nuwellis, Inc. (a)(b)	4,077	5,952
Omnicell, Inc. (a)	50,719	5,188,047
OraSure Technologies, Inc. (a)	82,355	336,832
Orthofix International NV (a)	23,277	463,212
OrthoPediatrics Corp. (a)(b)	16,514	810,672
Outset Medical, Inc. (a)	47,901	876,109
Owlet, Inc. (a)	82,343	133,396
Paragon 28, Inc. (b)	8,716	152,966
PAVmed, Inc. (a)(b)	86,307	102,705
Penumbra, Inc. (a)	40,693	6,680,570
PetVivo Holdings, Inc. (b)	3,291	8,162
Predictive Oncology, Inc. (a)	73,029	29,445
Pro-Dex, Inc. (a)	3,251	62,419
PROCEPT BioRobotics Corp.	8,047	325,743
Pulmonx Corp. (a)(b)	40,277	739,888
Pulse Biosciences, Inc. (a)(b)	12,872	16,347
QuidelOrtho Corp. (a)	58,352	4,624,980
Quotient Ltd. (a)	91,791	17,835
Ra Medical Systems, Inc. (a)	24,020	3,728
Reshape Lifesciences, Inc. (a)	22,368	9,332
ResMed, Inc.	169,424	37,259,726
Retractable Technologies, Inc. (a)(b)	19,058	44,405
Rockwell Medical Technologies, Inc. (a)(b)	8,225	14,887
RxSight, Inc. (a)	8,803	110,126
Sanara Medtech, Inc. (a)(b)	3,163	108,333
Seaspine Holdings Corp. (a)	42,016	268,902
Semler Scientific, Inc. (a)	5,581	255,108
Senseonics Holdings, Inc. (a)(b)	488,727	869,934
Sensus Healthcare, Inc. (a)(b)	15,169	188,854
Shockwave Medical, Inc. (a)	41,533	12,329,486
SI-BONE, Inc. (a)	32,747	540,326
Sientra, Inc. (a)(b)	67,987	43,879
Sight Sciences, Inc. (a)(b)	11,796	82,218
Silk Road Medical, Inc. (a)(b)	40,519	1,613,872
Sintx Technologies, Inc. (a)(b)	16,443	7,564
Sintx Technologies, Inc. rights 12/31/99 (a)(c)	16,443	0
SmileDirectClub, Inc. (a)(b)	119,854	136,634
Sonendo, Inc. (b)	11,247	13,384
Staar Surgical Co. (a)	54,966	5,199,234
Stereotaxis, Inc. (a)	49,910	102,815
STERIS PLC	116,526	23,466,006
STRATA Skin Sciences, Inc. (a)	2,761	2,734
Stryker Corp.	389,571	79,939,969
Surgalign Holdings, Inc. (a)(b)	6,071	25,073
SurModics, Inc. (a)	16,495	555,717
Tactile Systems Technology, Inc. (a)	21,799	179,842
Talis Biomedical Corp. (a)(b)	14,676	13,208
Tandem Diabetes Care, Inc. (a)	73,491	3,361,478
Tela Bio, Inc. (a)(b)	10,430	88,134
Teleflex, Inc.	54,623	12,359,000
Tenon Medical, Inc. (b)	3,148	6,327
The Cooper Companies, Inc.	56,799	16,326,305
Thermogenesis Holdings, Inc. (a)	4,357	1,070
Tivic Health Systems, Inc. (b)	2,667	4,961
TransMedics Group, Inc. (a)	32,283	1,679,684
Treace Medical Concepts, Inc. (a)	14,079	282,002
UFP Technologies, Inc. (a)	7,967	740,851
Utah Medical Products, Inc.	3,997	367,324
Vapotherm, Inc. (a)	26,159	51,010
Varex Imaging Corp. (a)(b)	46,009	970,330
Venus Concept, Inc. (a)(b)	28,654	8,845
Vicarious Surgical, Inc. (a)(b)	41,554	154,996
ViewRay, Inc. (a)	177,731	607,840
Vivani Medical, Inc. (a)(b)	10,669	43,743
Viveve Medical, Inc. (a)(b)	5,483	4,721
VolitionRx Ltd. (a)(b)	44,319	74,899
Zimmer Biomet Holdings, Inc.	242,660	25,799,611
Zimvie, Inc. (a)	23,938	364,336
Zomedica Corp. (a)(b)	1,117,891	272,989
Zynex, Inc. (b)	25,268	225,896
		1,196,995,184
Health Care Providers & Services - 3.2%
1Life Healthcare, Inc. (a)	198,520	3,416,529
23andMe Holding Co. Class A (a)(b)	242,539	817,356
Acadia Healthcare Co., Inc. (a)	106,212	8,701,949
Accolade, Inc. (a)	68,469	697,014
AdaptHealth Corp. (a)	113,053	2,031,562
Addus HomeCare Corp. (a)	18,589	1,658,511
Agiliti, Inc. (a)(b)	32,517	522,223
agilon health, Inc. (a)(b)	56,212	1,168,085
AirSculpt Technologies, Inc.	8,162	71,173
Alerislife, Inc. (a)	18,341	20,359
Alignment Healthcare, Inc. (a)	33,055	502,767
Amedisys, Inc. (a)	37,429	4,433,465
AmerisourceBergen Corp.	174,507	25,575,746
AMN Healthcare Services, Inc. (a)	52,402	5,378,541
Apollo Medical Holdings, Inc. (a)(b)	43,941	1,895,175
ATI Physical Therapy, Inc. (a)(b)	65,041	58,537
Aveanna Healthcare Holdings, Inc. (a)(b)	44,180	80,408
Biodesix, Inc. (a)(b)	18,660	35,267
Brookdale Senior Living, Inc. (a)	214,637	944,403
Caladrius Biosciences, Inc. (a)(b)	51,793	25,430
Cano Health, Inc. (a)	220,337	1,359,479
Cardinal Health, Inc.	315,056	22,280,760
CareMax, Inc. Class A (a)(b)	75,972	519,648
Castle Biosciences, Inc. (a)	28,006	812,174
Centene Corp. (a)	677,909	60,835,554
Chemed Corp.	17,591	8,376,658
Cigna Corp.	367,382	104,134,428
Clover Health Investments Corp. (a)(b)	356,024	929,223
Community Health Systems, Inc. (a)	144,374	384,035
Corvel Corp. (a)	10,833	1,683,232
Covetrus, Inc. (a)	120,019	2,504,797
Cross Country Healthcare, Inc. (a)	40,789	1,035,225
CVS Health Corp.	1,519,077	149,097,408
CynergisTek, Inc. (a)	10,026	12,533
DaVita HealthCare Partners, Inc. (a)	69,401	5,919,211
DocGo, Inc. Class A (a)(b)	88,668	904,414
Elevance Health, Inc.	279,099	135,393,716
Encompass Health Corp.	114,444	5,558,545
Enhabit Home Health & Hospice (a)	57,357	952,126
Enzo Biochem, Inc. (a)(b)	52,369	126,733
Fulgent Genetics, Inc. (a)	22,758	989,290
Great Elm Group, Inc. (a)	30,049	63,103
Guardant Health, Inc. (a)	119,471	5,980,718
Hanger, Inc. (a)	42,890	799,041
HCA Holdings, Inc.	263,583	52,155,168
HealthEquity, Inc. (a)	100,028	6,609,850
Henry Schein, Inc. (a)	159,849	11,734,515
Hims & Hers Health, Inc. (a)(b)	145,036	922,429
Humana, Inc.	146,434	70,548,973
IMAC Holdings, Inc. (a)(b)	24,559	11,641
InfuSystems Holdings, Inc. (a)	20,760	160,060
Innovage Holding Corp. (a)	20,016	73,459
Invitae Corp. (a)(b)	241,170	733,157
Laboratory Corp. of America Holdings	107,393	24,192,421
LHC Group, Inc. (a)	35,744	5,771,584
LifeStance Health Group, Inc. (a)	47,902	301,304
McKesson Corp.	168,361	61,788,487
Modivcare, Inc. (a)	14,243	1,542,802
Molina Healthcare, Inc. (a)	68,144	22,989,741
National Healthcare Corp.	15,910	1,104,950
National Research Corp. Class A	15,840	540,302
Novo Integrated Sciences, Inc. (a)	4,809	7,935
Oak Street Health, Inc. (a)(b)	160,663	4,209,371
Ontrak, Inc. (a)(b)	7,794	5,069
Opko Health, Inc. (a)(b)	472,152	1,029,291
Option Care Health, Inc. (a)	172,272	5,333,541
Owens & Minor, Inc.	87,447	2,580,561
P3 Health Partners, Inc. Class A (a)(b)	13,901	68,393
Patterson Companies, Inc.	100,134	2,792,737
Pediatrix Medical Group, Inc. (a)	99,170	1,767,209
Pennant Group, Inc. (a)	31,056	486,648
PetIQ, Inc. Class A (a)	30,834	287,990
Precipio, Inc. (a)(b)	20,654	24,372
Premier, Inc.	135,492	4,774,738
Privia Health Group, Inc. (a)(b)	31,444	1,251,157
Progyny, Inc. (a)	81,656	3,283,388
Psychemedics Corp.	2,812	18,615
Quest Diagnostics, Inc.	135,443	16,972,362
R1 Rcm, Inc. (a)	154,463	3,375,017
RadNet, Inc. (a)	54,042	1,085,704
Regional Health Properties, Inc. (a)	1,040	3,817
Select Medical Holdings Corp.	118,776	3,045,417
Sema4 Holdings Corp. Class A (a)(b)	307,214	313,358
Signify Health, Inc. (a)	28,200	786,780
Sonida Senior Living, Inc. (a)	3,889	78,752
Star Equity Holdings, Inc. (a)(b)	11,072	11,847
SunLink Health Systems, Inc. (a)	3,788	5,417
Surgery Partners, Inc. (a)	41,435	1,140,706
Talkspace, Inc. Class A (a)(b)	108,262	143,988
Tenet Healthcare Corp. (a)	125,228	7,075,382
The Ensign Group, Inc.	60,660	5,174,298
The Joint Corp. (a)	16,239	296,199
The Oncology Institute, Inc. (a)(b)	12,388	78,664
U.S. Physical Therapy, Inc.	15,029	1,241,546
UnitedHealth Group, Inc.	1,086,241	564,117,539
Universal Health Services, Inc. Class B	78,787	7,708,520
Vivos Therapeutics, Inc. (a)(b)	21,264	26,155
		1,470,469,877
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	133,355	2,267,035
American Well Corp. (a)	235,559	1,071,793
Better Therapeutics, Inc. (a)	13,172	22,524
Biotricity, Inc. (a)(b)	48,003	53,763
CareCloud, Inc. (a)(b)	10,494	33,896
Certara, Inc. (a)	119,938	1,879,428
Change Healthcare, Inc. (a)	293,576	7,213,162
Computer Programs & Systems, Inc. (a)	17,429	531,759
Convey Health Solutions Holdin (a)	15,285	160,340
Definitive Healthcare Corp. (b)	30,434	611,115
Doximity, Inc. (a)(b)	106,436	3,532,611
Evolent Health, Inc. (a)	95,753	3,518,923
Forian, Inc. (a)	18,212	75,398
GoodRx Holdings, Inc. (a)(b)	79,648	485,853
Health Catalyst, Inc. (a)	61,413	736,956
HealthStream, Inc. (a)	28,899	639,535
HTG Molecular Diagnostics (a)	3,764	3,248
iCAD, Inc. (a)	24,553	73,905
iSpecimen, Inc. (a)(b)	3,041	6,660
MultiPlan Corp. Class A (a)(b)	280,715	988,117
NantHealth, Inc. (a)	41,724	20,086
Nextgen Healthcare, Inc. (a)	65,002	1,114,134
OptimizeRx Corp. (a)	21,345	338,745
Pear Therapeutics, Inc. Class A (a)(b)	44,091	77,600
Phreesia, Inc. (a)	60,180	1,544,219
Schrodinger, Inc. (a)	54,528	1,496,248
SCWorx, Corp. (a)	5,597	3,722
Sharecare, Inc. Class A (a)(b)	342,248	626,314
Simulations Plus, Inc. (b)	18,003	1,081,080
Streamline Health Solutions, Inc. (a)(b)	27,068	44,392
Tabula Rasa HealthCare, Inc. (a)(b)	27,476	133,259
Teladoc Health, Inc. (a)(b)	185,513	5,762,034
UpHealth, Inc. (a)(b)	77,814	47,529
Veeva Systems, Inc. Class A (a)	162,662	32,421,790
		68,617,173
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	107,935	3,560,776
Absci Corp. (a)	14,340	48,326
Adaptive Biotechnologies Corp. (a)	127,256	1,135,124
Agilent Technologies, Inc.	348,206	44,657,420
Akoya Biosciences, Inc. (a)	7,641	87,107
Alpha Teknova, Inc. (a)	6,742	30,406
Applied DNA Sciences, Inc. (a)(b)	13,479	42,054
Avantor, Inc. (a)	706,691	17,603,673
Azenta, Inc.	88,894	4,685,603
Berkeley Lights, Inc. (a)	47,572	174,589
Bio-Rad Laboratories, Inc. Class A (a)	25,017	12,134,246
Bio-Techne Corp.	45,269	15,020,707
BioNano Genomics, Inc. (a)(b)	344,503	854,367
Bruker Corp.	117,674	6,589,744
Champions Oncology, Inc. (a)	3,881	30,970
Charles River Laboratories International, Inc. (a)	59,071	12,124,323
ChromaDex, Inc. (a)(b)	61,369	88,371
Codex DNA, Inc. (a)(b)	7,877	15,124
Codexis, Inc. (a)	67,940	476,259
Cytek Biosciences, Inc. (a)	16,980	197,817
Danaher Corp.	749,066	202,180,404
Harvard Bioscience, Inc. (a)	41,614	137,326
Illumina, Inc. (a)	182,106	36,719,854
Inotiv, Inc. (a)(b)	17,608	344,589
IQVIA Holdings, Inc. (a)	218,986	46,569,563
IsoPlexis Corp.	10,417	20,209
Maravai LifeSciences Holdings, Inc. (a)	125,620	2,621,689
Medpace Holdings, Inc. (a)	30,920	4,564,101
Mettler-Toledo International, Inc. (a)	26,220	31,790,701
Miromatrix Medical, Inc. (a)	11,051	37,131
Nanostring Technologies, Inc. (a)	52,728	714,992
Nautilus Biotechnology, Inc. (a)(b)	59,292	131,035
NeoGenomics, Inc. (a)	144,118	1,448,386
Pacific Biosciences of California, Inc. (a)(b)	257,047	1,506,295
PerkinElmer, Inc.	145,763	19,686,751
Personalis, Inc. (a)	40,310	133,426
Quanterix Corp. (a)	38,945	364,136
Quantum-Si, Inc. (a)	94,393	294,506
Rapid Micro Biosystems, Inc. (a)(b)	9,702	32,308
Science 37 Holdings, Inc. (a)	59,540	94,073
Seer, Inc. (a)(b)	41,360	417,736
Singular Genomics Systems, Inc. (a)(b)	12,304	32,852
SomaLogic, Inc. Class A (a)(b)	163,362	601,172
Sotera Health Co. (a)	113,836	1,924,967
Standard BioTools, Inc. (a)(b)	79,944	112,721
Syneos Health, Inc. (a)	119,522	7,184,467
Thermo Fisher Scientific, Inc.	453,164	247,119,392
Waters Corp. (a)	69,624	20,789,726
West Pharmaceutical Services, Inc.	85,829	25,464,606
		772,596,120
Pharmaceuticals - 3.7%
9 Meters Biopharma, Inc. (a)	295,999	78,469
AcelRx Pharmaceuticals, Inc. (a)(b)	157,426	46,441
Acer Therapeutics, Inc. (a)(b)	8,778	11,675
Aclaris Therapeutics, Inc. (a)	59,021	939,024
Adamis Pharmaceuticals Corp. (a)(b)	167,252	55,695
Adial Pharmaceuticals, Inc. (a)(b)	23,937	12,849
Aerie Pharmaceuticals, Inc. (a)(b)	56,000	845,600
Agile Therapeutics, Inc. (a)(b)	2,095	843
Alimera Sciences, Inc. (a)(b)	3,266	22,209
Amneal Pharmaceuticals, Inc. (a)	116,774	253,400
Amphastar Pharmaceuticals, Inc. (a)	43,457	1,286,327
Ampio Pharmaceuticals, Inc. (a)(b)	228,075	23,036
Amylyx Pharmaceuticals, Inc. (b)	12,123	305,985
AN2 Therapeutics, Inc. (b)	5,615	96,241
Angion Biomedica Corp. (a)	4,530	4,621
ANI Pharmaceuticals, Inc. (a)	15,135	558,330
Aquestive Therapeutics, Inc. (a)(b)	31,058	44,879
Artelo Biosciences, Inc. (a)(b)	1,814	6,984
Arvinas Holding Co. LLC (a)	50,435	2,135,418
Assertio Holdings, Inc. (a)(b)	51,001	130,053
Atea Pharmaceuticals, Inc. (a)	61,561	461,708
Athira Pharma, Inc. (a)(b)	38,518	130,191
Avenue Therapeutics, Inc. (a)	4,408	1,061
Axsome Therapeutics, Inc. (a)(b)	35,322	2,253,544
Aytu BioScience, Inc. (a)(b)	31,869	7,091
Baudax Bio, Inc. (a)(b)	7,583	2,472
Biofrontera, Inc. (b)	10,434	12,103
Bristol-Myers Squibb Co.	2,464,822	166,153,651
Cara Therapeutics, Inc. (a)(b)	48,511	500,634
Cassava Sciences, Inc. (a)(b)	43,565	1,120,927
Catalent, Inc. (a)	208,954	18,387,952
CinCor Pharma, Inc.	20,584	695,122
Citius Pharmaceuticals, Inc. (a)(b)	149,014	183,287
Clarus Therapeutics Holdings, Inc. (a)(b)	34,341	2,576
Clearside Biomedical, Inc. (a)	57,526	78,811
Clever Leaves Holdings, Inc. (a)(b)	30,908	25,314
CNS Pharmaceuticals, Inc. (a)	22,678	5,543
Cocrystal Pharma, Inc. (a)(b)	76,792	30,786
Cognition Therapeutics, Inc. (b)	4,791	9,726
Collegium Pharmaceutical, Inc. (a)	39,234	689,734
Context Therapeutics, Inc. (b)	10,930	20,767
Corcept Therapeutics, Inc. (a)	109,978	2,839,632
CorMedix, Inc. (a)(b)	44,027	155,415
Cumberland Pharmaceuticals, Inc. (a)	22,081	51,890
CymaBay Therapeutics, Inc. (a)	92,813	328,558
Dare Bioscience, Inc. (a)(b)	97,011	104,772
DICE Therapeutics, Inc.	14,243	223,615
Durect Corp. (a)	259,885	189,066
Edgewise Therapeutics, Inc. (a)	12,981	130,848
Elanco Animal Health, Inc. (a)	555,410	8,403,353
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	913,338	275,124,806
Eloxx Pharmaceuticals, Inc. (a)	64,312	23,152
Enveric Biosciences, Inc. (a)(b)	880	4,910
Esperion Therapeutics, Inc. (a)(b)	72,392	540,044
Eton Pharmaceuticals, Inc. (a)(b)	27,239	61,560
Evoke Pharma, Inc. (a)	2,958	7,987
Evolus, Inc. (a)(b)	39,896	383,401
Eyenovia, Inc. (a)	26,714	43,544
Eyepoint Pharmaceuticals, Inc. (a)(b)	29,071	290,710
Fulcrum Therapeutics, Inc. (a)	33,271	246,205
Graybug Vision, Inc. (a)(b)	13,171	13,168
Harmony Biosciences Holdings, Inc. (a)	26,542	1,165,459
Harrow Health, Inc. (a)(b)	27,976	251,504
Hepion Pharmaceuticals, Inc. (a)(b)	68,049	46,457
Hoth Therapeutics, Inc. (a)	17,537	7,541
Ikena Oncology, Inc. (a)	10,422	49,505
IMARA, Inc. (a)	4,202	4,958
Innoviva, Inc. (a)	72,180	949,889
Intra-Cellular Therapies, Inc. (a)	101,955	5,124,258
Jaguar Health, Inc. (a)(b)	66,892	15,720
Jazz Pharmaceuticals PLC (a)	72,636	11,274,560
Johnson & Johnson	3,046,752	491,562,968
Kala Pharmaceuticals, Inc. (a)(b)	51,567	15,676
KemPharm, Inc. (a)(b)	34,340	187,496
Kiora Pharmaceuticals, Inc. (a)(b)	12,052	2,343
Landos Biopharma, Inc. (a)	5,994	5,395
Lannett Co., Inc. (a)(b)	37,950	19,123
Lexaria Bioscience Corp. (a)(b)	5,481	16,224
Lipocine, Inc. (a)	101,741	59,010
Liquidia Technologies, Inc. (a)	59,491	343,263
Longboard Pharmaceuticals, Inc. (a)	5,791	19,400
Lyra Therapeutics, Inc. (a)(b)	18,305	105,986
Marinus Pharmaceuticals, Inc. (a)	37,544	261,306
Merck & Co., Inc.	2,928,198	249,950,981
MyMD Pharmaceuticals, Inc. (a)(b)	33,015	123,476
Nektar Therapeutics (a)(b)	214,034	843,294
NGM Biopharmaceuticals, Inc. (a)	43,566	614,716
NovaBay Pharmaceuticals, Inc. (a)(b)	41,986	9,867
Novan, Inc. (a)	21,781	55,324
NRX Pharmaceuticals, Inc. (a)(b)	37,162	24,155
Nutriband, Inc. (b)	7,433	28,617
Nuvation Bio, Inc. (a)(b)	133,263	373,136
Ocular Therapeutix, Inc. (a)	88,320	448,666
Ocuphire Pharma, Inc. (a)(b)	20,408	46,326
Ocuphire Pharma, Inc. rights (a)(c)	259	215
Omeros Corp. (a)(b)	70,557	284,345
Onconova Therapeutics, Inc. (a)	21,108	25,224
Opiant Pharmaceuticals, Inc. (a)	5,641	67,636
OptiNose, Inc. (a)(b)	75,100	274,115
Organon & Co.	292,642	8,349,076
Otonomy, Inc. (a)(b)	60,819	22,260
Pacira Biosciences, Inc. (a)	52,389	2,749,375
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	52,304	131,283
Perrigo Co. PLC	158,655	5,936,870
Petros Pharmaceuticals, Inc. (a)	11,591	7,598
Pfizer, Inc.	6,498,558	293,929,778
Phathom Pharmaceuticals, Inc. (a)(b)	17,673	150,927
Phibro Animal Health Corp. Class A	25,144	372,383
Pliant Therapeutics, Inc. (a)(b)	38,357	739,523
PLx Pharma PLC (a)(b)	27,237	22,637
Prestige Brands Holdings, Inc. (a)	57,903	2,928,734
Processa Pharmaceuticals, Inc. (a)	8,545	23,499
ProPhase Labs, Inc. (b)	14,587	176,649
Provention Bio, Inc. (a)	59,898	258,759
Pulmatrix, Inc. (a)(b)	4,155	18,365
Rain Therapeutics, Inc. (a)	8,355	49,545
Rani Therapeutics Holdings, Inc. (a)(b)	9,957	88,617
Reata Pharmaceuticals, Inc. (a)	31,588	755,269
Relmada Therapeutics, Inc. (a)	32,791	955,530
Revance Therapeutics, Inc. (a)	77,313	1,538,529
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	6,698	14,669
Roivant Sciences Ltd. (a)(b)	113,825	405,217
Royalty Pharma PLC	417,951	17,474,531
RVL Pharmaceuticals PLC (a)	35,186	79,169
Satsuma Pharmaceuticals, Inc. (a)	20,285	130,635
scPharmaceuticals, Inc. (a)	11,211	65,584
SCYNEXIS, Inc. (a)(b)	34,927	88,365
Seelos Therapeutics, Inc. (a)(b)	116,576	131,731
SenesTech, Inc. (a)	6,556	3,475
SIGA Technologies, Inc. (b)	42,404	639,452
Sonoma Pharmaceuticals, Inc. (a)	1,722	4,787
Supernus Pharmaceuticals, Inc. (a)	61,661	2,110,656
Tarsus Pharmaceuticals, Inc. (a)(b)	13,898	213,751
Terns Pharmaceuticals, Inc. (a)	9,414	36,715
TFF Pharmaceuticals, Inc. (a)(b)	24,329	112,157
TherapeuticsMD, Inc. (a)(b)	620	6,144
Theravance Biopharma, Inc. (a)	61,990	558,530
Theseus Pharmaceuticals, Inc. (b)	12,198	83,190
Timber Pharmaceuticals, Inc. (a)(b)	56,919	6,648
Titan Pharmaceuticals, Inc. (a)(b)	10,454	13,799
Trevi Therapeutics, Inc. (a)	27,452	87,297
Tricida, Inc. (a)(b)	38,011	475,898
Vallon Pharamceuticals, Inc. (a)(b)	3,451	1,415
Ventyx Biosciences, Inc. (b)	10,933	223,033
Verrica Pharmaceuticals, Inc. (a)	10,933	42,857
Viatris, Inc.	1,402,102	13,390,074
Virpax Pharmaceuticals, Inc. (a)(b)	10,445	13,265
Vyne Therapeutics, Inc. (a)(b)	47,713	14,948
WAVE Life Sciences (a)	57,040	169,409
Xeris Biopharma Holdings, Inc. (a)(b)	144,523	241,353
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	8,620
Zoetis, Inc. Class A	545,763	85,428,282
Zynerba Pharmaceuticals, Inc. (a)(b)	44,979	52,625
		1,692,989,336
TOTAL HEALTH CARE		6,377,063,888
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	37,994	1,629,183
Aerojet Rocketdyne Holdings, Inc. (a)	86,037	3,705,614
AeroVironment, Inc. (a)	26,750	2,371,388
AerSale Corp. (a)(b)	18,367	354,116
Air Industries Group, Inc. (a)(b)	20,123	14,022
Archer Aviation, Inc. Class A (a)	143,926	509,498
Astra Space, Inc. Class A (a)(b)	145,698	124,266
Astronics Corp. (a)	31,954	294,296
Astrotech Corp. (a)	34,846	16,029
Axon Enterprise, Inc. (a)	82,844	9,666,238
BWX Technologies, Inc.	104,702	5,458,115
Byrna Technologies, Inc. (a)(b)	17,867	159,552
Cadre Holdings, Inc.	8,163	208,157
Curtiss-Wright Corp.	44,065	6,485,927
Ducommun, Inc. (a)	13,106	576,664
General Dynamics Corp.	267,491	61,236,715
HEICO Corp. (b)	51,423	7,831,723
HEICO Corp. Class A	83,681	10,257,617
Hexcel Corp.	96,276	5,648,513
Howmet Aerospace, Inc.	437,470	15,499,562
Huntington Ingalls Industries, Inc.	46,558	10,720,445
Innovative Solutions & Support, Inc. (a)	12,886	92,135
Kaman Corp. (b)	32,063	1,017,038
Kratos Defense & Security Solutions, Inc. (a)	145,113	1,819,717
L3Harris Technologies, Inc.	223,332	50,962,129
Lockheed Martin Corp.	274,181	115,186,180
Maxar Technologies, Inc.	84,834	2,021,594
Mercury Systems, Inc. (a)	66,310	3,191,500
Momentus, Inc. Class A (a)(b)	56,927	100,761
Moog, Inc. Class A	33,240	2,492,335
National Presto Industries, Inc.	6,946	473,856
Northrop Grumman Corp.	169,424	80,982,978
Park Aerospace Corp.	22,525	259,263
Parsons Corp. (a)	31,108	1,287,249
Raytheon Technologies Corp.	1,721,726	154,524,909
Redwire Corp. (a)(b)	18,775	51,819
Rocket Lab U.S.A., Inc. Class A (a)(b)	170,343	936,887
Sidus Space, Inc. Class A (b)	3,133	8,553
SIFCO Industries, Inc. (a)	5,271	17,447
Sigma Additive Solutions, Inc. (a)(b)	8,545	8,545
Spirit AeroSystems Holdings, Inc. Class A	120,523	3,627,742
Terran Orbital Corp. Class A (a)(b)	63,478	266,608
Textron, Inc.	249,188	15,544,347
The Boeing Co. (a)	643,871	103,180,328
TransDigm Group, Inc.	59,959	35,998,784
Triumph Group, Inc. (a)	74,136	963,027
V2X, Inc. (a)	14,928	517,404
Virgin Galactic Holdings, Inc. (a)(b)	203,921	1,205,173
VirTra, Inc. (a)	12,401	65,973
Woodward, Inc.	71,695	6,672,654
		726,244,575
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,895	48,752
Air Transport Services Group, Inc. (a)	67,117	2,022,235
Atlas Air Worldwide Holdings, Inc. (a)	30,012	2,998,799
C.H. Robinson Worldwide, Inc. (b)	147,264	16,810,186
Expeditors International of Washington, Inc.	194,508	20,012,928
FedEx Corp.	276,421	58,272,311
Forward Air Corp.	30,949	3,003,291
GXO Logistics, Inc. (a)	116,897	5,187,889
Hub Group, Inc. Class A (a)	39,211	3,129,430
Radiant Logistics, Inc. (a)	51,815	362,705
United Parcel Service, Inc. Class B	850,071	165,347,310
		277,195,836
Airlines - 0.2%
Alaska Air Group, Inc. (a)	147,141	6,409,462
Allegiant Travel Co. (a)	17,501	1,688,847
American Airlines Group, Inc. (a)	744,634	9,672,796
Blade Air Mobility, Inc. (a)	53,997	278,625
Delta Air Lines, Inc. (a)	738,494	22,945,009
Frontier Group Holdings, Inc. (a)(b)	34,885	450,017
Hawaiian Holdings, Inc. (a)	59,272	888,487
JetBlue Airways Corp. (a)	369,601	2,879,192
Joby Aviation, Inc. (a)(b)	307,484	1,629,665
Mesa Air Group, Inc. (a)	45,342	110,181
SkyWest, Inc. (a)	58,642	1,248,488
Southwest Airlines Co. (a)	692,733	25,423,301
Spirit Airlines, Inc. (a)	124,766	2,829,693
Sun Country Airlines Holdings, Inc. (a)	36,480	726,682
United Airlines Holdings, Inc. (a)	381,064	13,341,051
Wheels Up Experience, Inc. Class A (a)	205,134	383,601
		90,905,097
Building Products - 0.6%
A.O. Smith Corp.	153,411	8,660,051
AAON, Inc. (b)	48,501	2,787,837
Advanced Drain Systems, Inc. (b)	65,731	8,919,697
AeroClean Technologies, Inc. (b)	3,541	11,508
Allegion PLC	102,614	9,758,591
Alpha PRO Tech Ltd. (a)(b)	13,086	54,045
American Woodmark Corp. (a)	18,957	982,541
Apogee Enterprises, Inc.	25,439	1,038,929
Applied UV, Inc. (a)(b)	6,121	10,283
Armstrong World Industries, Inc.	53,837	4,521,770
Builders FirstSource, Inc. (a)	199,204	11,675,346
Carlisle Companies, Inc.	59,679	17,644,693
Carrier Global Corp.	982,943	38,452,730
CEA Industrie, Inc. (a)(b)	5,985	7,661
CSW Industrials, Inc.	18,283	2,314,628
Fortune Brands Home & Security, Inc.	154,488	9,490,198
Gibraltar Industries, Inc. (a)	37,949	1,588,166
Griffon Corp.	55,057	1,726,037
Hayward Holdings, Inc. (a)(b)	67,596	710,434
Insteel Industries, Inc.	22,538	651,348
Janus International Group, Inc. (a)	63,860	659,674
Jeld-Wen Holding, Inc. (a)	100,077	1,115,859
Johnson Controls International PLC	806,552	43,666,725
Lennox International, Inc.	38,102	9,149,052
Masco Corp.	274,047	13,940,771
Masonite International Corp. (a)	25,962	2,124,211
Owens Corning	112,099	9,161,851
PGT Innovations, Inc. (a)	69,327	1,450,321
Quanex Building Products Corp.	38,454	857,524
Resideo Technologies, Inc. (a)	167,523	3,487,829
Simpson Manufacturing Co. Ltd.	49,553	4,590,590
Tecnoglass, Inc.	24,481	533,196
The AZEK Co., Inc. (a)	128,824	2,351,038
Trane Technologies PLC	271,106	41,769,301
Trex Co., Inc. (a)	132,171	6,184,281
UFP Industries, Inc.	72,683	5,770,303
View, Inc. Class A (a)(b)	69,538	123,778
Zurn Elkay Water Solutions Cor	144,529	3,986,110
		271,928,907
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	76,853	3,565,979
ACCO Brands Corp.	110,451	654,974
Acme United Corp. (b)	3,494	100,453
ACV Auctions, Inc. Class A (a)	129,686	1,103,628
Aqua Metals, Inc. (a)(b)	79,353	72,624
ARC Document Solutions, Inc.	39,917	117,755
Aris Water Solution, Inc. Class A (b)	23,259	395,403
Aurora Innovation, Inc. (a)(b)	324,614	694,674
Brady Corp. Class A	55,408	2,578,688
BrightView Holdings, Inc. (a)	53,032	536,684
Casella Waste Systems, Inc. Class A (a)	58,201	4,768,408
CECO Environmental Corp. (a)	34,232	340,951
Charah Solutions, Inc. (a)	18,709	47,895
Cimpress PLC (a)	22,776	764,818
Cintas Corp.	100,847	41,028,593
Clean Harbors, Inc. (a)	57,700	6,775,134
CompX International, Inc. Class A	1,643	39,383
Copart, Inc. (a)	248,093	29,684,327
CoreCivic, Inc. (a)	140,067	1,334,839
Deluxe Corp.	49,501	952,399
Driven Brands Holdings, Inc. (a)	64,107	2,014,883
DSS, Inc. (a)(b)	80,044	28,135
Ennis, Inc.	30,468	646,836
Fuel Tech, Inc. (a)	23,169	32,668
Harsco Corp. (a)	90,828	514,995
Healthcare Services Group, Inc. (b)	85,137	1,197,878
Heritage-Crystal Clean, Inc. (a)	18,487	602,122
HNI Corp.	48,948	1,566,336
IAA, Inc. (a)	157,239	5,858,725
Interface, Inc.	68,289	762,788
JanOne, Inc. (a)(b)	1,372	4,075
KAR Auction Services, Inc. (a)	139,527	2,037,094
Kimball International, Inc. Class B	41,355	316,366
Knightscope, Inc. Class A (b)	9,856	25,823
Matthews International Corp. Class A	36,215	905,737
Millerknoll, Inc.	87,583	2,424,297
Montrose Environmental Group, Inc. (a)(b)	30,726	1,235,492
MSA Safety, Inc.	41,999	4,992,001
NL Industries, Inc.	9,673	85,219
Odyssey Marine Exploration, Inc. (a)(b)	13,394	41,789
Performant Financial Corp. (a)	63,681	133,093
Perma-Fix Environmental Services, Inc. (a)	7,911	40,504
Pitney Bowes, Inc. (b)	185,867	537,156
Quad/Graphics, Inc. (a)(b)	37,574	118,734
Quest Resource Holding Corp. (a)	14,944	93,998
Recycling Asset Holdings, Inc. (a)(c)	478	17
Republic Services, Inc.	241,154	34,417,499
Rollins, Inc.	265,077	8,949,000
Shapeways Holdings, Inc. (a)(b)	15,768	13,472
SP Plus Corp. (a)	26,906	891,665
Steelcase, Inc. Class A (b)	101,222	1,131,662
Stericycle, Inc. (a)	105,900	5,304,531
Team, Inc. (a)	45,373	58,531
Tetra Tech, Inc.	61,838	8,398,219
The Brink's Co.	53,975	2,983,738
The GEO Group, Inc. (a)	142,143	1,162,730
TOMI Environmental Solutions, Inc. (a)(b)	10,144	8,214
UniFirst Corp.	17,519	3,157,975
Viad Corp. (a)	23,453	895,436
Virco Manufacturing Co. (a)	791	3,433
VSE Corp.	11,990	501,782
Waste Management, Inc.	442,344	74,769,406
Wilhelmina International, Inc. (a)(b)	3,864	17,620
		264,439,283
Construction & Engineering - 0.2%
AECOM	164,347	12,021,983
Ameresco, Inc. Class A (a)(b)	35,806	2,465,243
API Group Corp. (a)	236,161	3,672,304
Arcosa, Inc.	55,672	3,254,028
Argan, Inc.	17,346	599,998
Bowman Consulting Group Ltd. (a)	6,956	106,079
Comfort Systems U.S.A., Inc.	41,318	4,145,848
Concrete Pumping Holdings, Inc. (a)	33,466	224,222
Construction Partners, Inc. Class A (a)	47,359	1,385,724
Dycom Industries, Inc. (a)	33,964	3,808,044
EMCOR Group, Inc.	59,710	7,100,713
Fluor Corp. (a)(b)	163,178	4,314,426
Granite Construction, Inc.	52,169	1,564,027
Great Lakes Dredge & Dock Corp. (a)	77,455	741,244
IES Holdings, Inc. (a)	10,141	308,185
Infrastructure and Energy Alternatives, Inc. (a)	34,434	489,307
INNOVATE Corp. (a)(b)	51,944	79,474
iSun, Inc. (a)(b)	10,652	31,530
Limbach Holdings, Inc. (a)	10,116	81,231
MasTec, Inc. (a)(b)	65,593	5,280,237
Matrix Service Co. (a)	30,280	171,990
MDU Resources Group, Inc.	239,672	7,226,111
MYR Group, Inc. (a)	19,602	1,821,810
Northwest Pipe Co. (a)	11,971	379,002
NV5 Global, Inc. (a)	13,730	1,932,635
Orbital Infrastructure Group I (a)(b)	94,651	75,721
Orion Group Holdings, Inc. (a)	29,657	94,606
Primoris Services Corp.	61,402	1,244,619
QualTek Services, Inc. Class A (a)(b)	4,178	8,231
Quanta Services, Inc.	166,553	23,533,939
SG Blocks, Inc. (a)	12,110	27,611
Sterling Construction Co., Inc. (a)	34,727	878,246
Tutor Perini Corp. (a)	47,763	323,833
Valmont Industries, Inc.	25,219	6,981,124
Williams Industrial Services G (a)	25,226	41,623
Willscot Mobile Mini Holdings (a)	256,091	10,279,493
		106,694,441
Electrical Equipment - 0.7%
Acuity Brands, Inc.	39,669	6,502,939
Advent Technologies Holdings, Inc. Class A (a)(b)	37,320	117,185
Allied Motion Technologies, Inc.	14,542	509,261
American Superconductor Corp. (a)	35,772	191,022
AMETEK, Inc.	267,735	32,171,038
Array Technologies, Inc. (a)	153,669	3,211,682
Atkore, Inc. (a)	50,625	4,273,256
AZZ, Inc.	28,123	1,198,321
Babcock & Wilcox Enterprises, Inc. (a)	64,573	515,293
Beam Global (a)(b)	11,928	174,984
Bitnile Holdings, Inc. (a)(b)	293,837	88,122
Blink Charging Co. (a)(b)	42,701	912,520
Bloom Energy Corp. Class A (a)(b)	202,158	5,136,835
Broadwind, Inc. (a)	17,263	52,134
Capstone Turbine Corp. (a)	16,211	39,069
ChargePoint Holdings, Inc. Class A (a)(b)	204,873	3,333,284
Eaton Corp. PLC	462,338	63,173,864
Emerson Electric Co.	687,021	56,157,097
Encore Wire Corp.	22,666	2,948,847
Energous Corp. (a)(b)	79,323	108,673
Energy Focus, Inc. (a)(b)	7,456	5,591
Energy Vault Holdings, Inc. Class A (a)(b)	68,167	375,600
EnerSys	47,682	2,973,926
Enovix Corp. (a)(b)	120,402	2,663,292
Eos Energy Enterprises, Inc. (a)(b)	41,997	86,514
Espey Manufacturing & Electronics Corp. (a)	594	8,839
ESS Tech, Inc. Class A (a)(b)	67,906	301,503
Fluence Energy, Inc. (b)	41,239	822,718
Flux Power Holdings, Inc. (a)(b)	11,033	27,472
FTC Solar, Inc. (a)(b)	24,637	101,997
FuelCell Energy, Inc. (a)(b)	422,582	1,770,619
Generac Holdings, Inc. (a)	74,187	16,351,557
GrafTech International Ltd.	227,085	1,335,260
Heliogen, Inc. (a)(b)	106,821	256,370
Hubbell, Inc. Class B	62,546	12,903,240
Ideal Power, Inc. (a)(b)	5,838	84,651
KULR Technology Group, Inc. (a)(b)	64,756	93,896
LSI Industries, Inc.	30,647	237,208
NuScale Power Corp. (a)(b)	22,078	302,910
Nuvve Holding Corp. (a)(b)	14,013	40,217
nVent Electric PLC	191,114	6,299,117
Ocean Power Technologies, Inc. (a)(b)	59,627	64,993
Orion Energy Systems, Inc. (a)	29,892	50,219
Pineapple Energy, Inc. (a)(b)	3,501	8,122
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)(b)	4,181	14,508
Plug Power, Inc. (a)(b)	604,648	16,954,330
Polar Power, Inc. (a)(b)	4,369	14,549
Powell Industries, Inc.	10,238	252,469
Preformed Line Products Co.	3,348	260,474
Regal Rexnord Corp.	78,060	10,740,275
Rockwell Automation, Inc.	134,668	31,908,236
Romeo Power, Inc. (a)(b)	109,862	67,565
Sensata Technologies, Inc. PLC	180,139	7,255,999
SES AI Corp. Class A (a)(b)	112,001	530,885
Shoals Technologies Group, Inc. (a)	129,123	3,404,974
Stem, Inc. (a)(b)	154,652	2,431,129
Sunrun, Inc. (a)	244,186	8,065,464
Sunworks, Inc. (a)(b)	43,532	149,315
Thermon Group Holdings, Inc. (a)	38,564	676,798
TPI Composites, Inc. (a)	43,965	817,309
Ultralife Corp. (a)	13,215	66,075
Vertiv Holdings Co.	351,346	4,051,019
Vicor Corp. (a)	25,001	1,778,571
Westwater Resources, Inc. (a)(b)	41,173	57,642
		317,478,843
Industrial Conglomerates - 0.7%
3M Co. (b)	658,411	81,873,408
Gaucho Group Holdings, Inc. (a)(b)	2,994	860
General Electric Co.	1,274,428	93,593,992
Honeywell International, Inc.	788,449	149,292,818
		324,761,078
Machinery - 1.8%
AGCO Corp.	71,088	7,727,976
AgEagle Aerial Systems, Inc. (a)(b)	85,493	49,107
Agrify Corp. (a)(b)	25,981	18,449
Alamo Group, Inc.	11,461	1,498,640
Albany International Corp. Class A	36,177	3,190,450
Allison Transmission Holdings, Inc.	111,197	4,032,003
Altra Industrial Motion Corp.	75,175	2,852,891
Astec Industries, Inc.	26,277	1,003,256
Barnes Group, Inc.	53,820	1,671,111
Berkshire Grey, Inc. Class A (a)(b)	43,979	88,838
Blue Bird Corp. (a)	22,956	272,488
Caterpillar, Inc.	617,775	114,109,220
Chart Industries, Inc. (a)(b)	41,736	8,090,941
Chicago Rivet & Machine Co.	343	9,522
CIRCOR International, Inc. (a)	23,227	378,600
Columbus McKinnon Corp. (NY Shares)	33,315	1,020,438
Commercial Vehicle Group, Inc. (a)	32,462	211,977
Crane Holdings Co.	55,462	5,233,394
Cummins, Inc.	163,218	35,152,261
Deere & Co.	323,373	118,111,988
Desktop Metal, Inc. (a)(b)	215,188	684,298
Donaldson Co., Inc.	143,087	7,347,517
Douglas Dynamics, Inc.	26,318	765,854
Dover Corp.	167,677	20,952,918
Eastern Co. (b)	6,106	122,303
Energy Recovery, Inc. (a)	43,223	991,536
Enerpac Tool Group Corp. Class A	69,782	1,353,771
EnPro Industries, Inc.	23,960	2,169,818
ESAB Corp.	52,467	2,155,869
ESCO Technologies, Inc.	29,974	2,440,783
Evoqua Water Technologies Corp. (a)	142,795	5,009,249
Fast Radius, Inc. Class A (a)(b)	21,419	15,638
Fathom Digital Manufacturing Corp. (a)	11,051	41,994
Federal Signal Corp.	69,893	2,786,634
Flowserve Corp.	150,177	4,575,893
Fortive Corp.	414,654	26,260,038
Franklin Electric Co., Inc.	44,724	3,884,279
FreightCar America, Inc. (a)(b)	13,824	57,508
Gates Industrial Corp. PLC (a)	109,939	1,178,546
Gencor Industries, Inc. (a)(b)	9,373	93,449
Gorman-Rupp Co.	26,339	695,613
Graco, Inc.	195,405	12,474,655
Graham Corp. (b)	10,821	103,124
Helios Technologies, Inc.	37,408	2,043,225
Hillenbrand, Inc.	82,609	3,442,317
Hillman Solutions Corp. Class A (a)(b)	118,009	990,096
Hurco Companies, Inc.	7,409	179,816
Hydrofarm Holdings Group, Inc. (a)(b)	39,858	135,517
Hyliion Holdings Corp. Class A (a)(b)	141,543	496,816
Hyster-Yale Materials Handling Class A	11,943	347,900
Hyzon Motors, Inc. Class A (a)(b)	104,297	222,153
IDEX Corp.	88,192	17,745,112
Illinois Tool Works, Inc.	328,354	63,973,210
Ingersoll Rand, Inc.	470,448	22,285,122
ITT, Inc.	98,890	7,172,492
John Bean Technologies Corp.	36,549	3,774,050
Kadant, Inc.	13,469	2,416,743
Kennametal, Inc.	95,237	2,232,355
L.B. Foster Co. Class A (a)	11,485	150,454
Lightning eMotors, Inc. (a)(b)	29,863	84,811
Lincoln Electric Holdings, Inc.	66,928	9,148,388
Lindsay Corp.	12,680	2,033,365
LiqTech International, Inc. (a)(b)	16,458	7,735
Luxfer Holdings PLC sponsored	37,306	613,684
Manitex International, Inc. (a)	18,263	98,803
Manitowoc Co., Inc. (a)	42,009	401,186
Markforged Holding Corp. (a)(b)	78,105	189,795
Mayville Engineering Co., Inc. (a)	10,043	69,899
Microvast Holdings, Inc. (a)(b)	273,568	672,977
Middleby Corp. (a)	63,181	9,086,691
Miller Industries, Inc.	13,013	305,936
Mueller Industries, Inc.	65,920	4,164,166
Mueller Water Products, Inc. Class A	180,916	2,040,732
Nikola Corp. (a)(b)	248,259	1,330,668
NN, Inc. (a)(b)	49,000	104,860
Nordson Corp.	62,215	14,133,382
Omega Flex, Inc. (b)	3,649	368,622
Oshkosh Corp.	75,350	6,009,916
Otis Worldwide Corp.	489,257	35,334,141
PACCAR, Inc.	403,184	35,282,632
Park-Ohio Holdings Corp.	9,398	155,913
Parker Hannifin Corp.	148,826	39,438,890
Pentair PLC	192,410	8,562,245
Perma-Pipe International Holdings, Inc. (a)	4,669	43,889
Proterra, Inc. Class A (a)(b)	215,348	1,300,702
Proto Labs, Inc. (a)	31,949	1,226,842
RBC Bearings, Inc. (a)	33,646	8,097,919
REV Group, Inc. (b)	37,535	432,403
Sarcos Technology and Robotics Corp. Class A (a)(b)	75,618	248,027
Shyft Group, Inc. (The)	37,225	891,539
Snap-On, Inc.	61,648	13,430,633
SPX Corp. (a)	52,654	3,004,437
Standex International Corp.	14,059	1,271,074
Stanley Black & Decker, Inc.	175,667	15,476,263
Tennant Co. (b)	21,473	1,295,896
Terex Corp.	79,471	2,640,027
The Greenbrier Companies, Inc. (b)	37,288	1,063,081
The L.S. Starrett Co. Class A (a)	5,778	51,713
Timken Co.	77,598	4,887,898
Titan International, Inc. (a)	59,124	829,510
Toro Co.	120,756	10,014,295
Trinity Industries, Inc. (b)	80,343	1,958,762
Twin Disc, Inc. (a)	10,436	97,055
Urban-Gro, Inc. (a)(b)	7,927	29,885
Velo3D, Inc. (a)(b)	72,759	313,591
Wabash National Corp.	59,209	973,988
Watts Water Technologies, Inc. Class A	31,509	4,364,627
Westinghouse Air Brake Tech Co.	211,022	18,496,078
Xos, Inc. Class A (a)(b)	59,323	90,171
Xylem, Inc.	207,795	18,930,125
		809,592,082
Marine - 0.0%
Eagle Bulk Shipping, Inc.	18,588	807,463
Genco Shipping & Trading Ltd.	41,258	565,647
Kirby Corp. (a)	69,152	4,637,333
Matson, Inc.	46,858	3,451,560
Pangaea Logistics Solutions Ltd.	30,042	150,510
		9,612,513
Professional Services - 0.6%
Alight, Inc. Class A (a)(b)	295,117	2,325,522
ASGN, Inc. (a)	60,613	5,861,277
Atlas Technical Consultants, Inc. (a)	22,323	190,192
Barrett Business Services, Inc.	8,312	670,280
BGSF, Inc. (b)	11,003	133,118
BlackSky Technology, Inc. Class A (a)(b)	64,400	130,732
Booz Allen Hamilton Holding Corp. Class A	154,742	14,808,809
CACI International, Inc. Class A (a)	27,206	7,641,349
CBIZ, Inc. (a)	59,751	2,608,729
Clarivate Analytics PLC (a)(b)	455,816	5,319,373
CoStar Group, Inc. (a)	459,040	31,967,546
CRA International, Inc.	8,496	776,619
DLH Holdings Corp. (a)	12,500	204,625
Dun & Bradstreet Holdings, Inc.	174,969	2,493,308
Equifax, Inc.	141,756	26,756,445
Exponent, Inc.	59,503	5,584,952
First Advantage Corp. (a)	48,086	665,510
Forrester Research, Inc. (a)	12,828	533,517
Franklin Covey Co. (a)	14,560	692,619
FTI Consulting, Inc. (a)	40,024	6,427,854
Gee Group, Inc. (a)(b)	112,243	80,815
Heidrick & Struggles International, Inc.	22,758	647,693
Hill International, Inc. (a)	52,332	176,359
Hirequest, Inc. (b)	5,581	78,469
HireRight Holdings Corp.	25,343	412,077
Hudson Global, Inc. (a)	2,753	97,126
Huron Consulting Group, Inc. (a)	24,519	1,640,321
ICF International, Inc.	19,436	1,973,920
Insperity, Inc.	40,881	4,456,847
Jacobs Solutions, Inc.	148,711	18,526,416
KBR, Inc.	161,723	7,811,221
Kelly Services, Inc. Class A (non-vtg.)	39,825	641,581
Kforce, Inc.	23,165	1,267,589
Korn Ferry	61,846	3,767,658
LegalZoom.com, Inc. (a)(b)	22,391	230,627
Leidos Holdings, Inc.	158,299	15,046,320
Manpower, Inc.	60,622	4,444,805
ManTech International Corp. Class A	31,549	3,025,865
Mastech Digital, Inc. (a)	3,276	50,319
MISTRAS Group, Inc. (a)(b)	22,538	124,635
Nielsen Holdings PLC	417,152	11,613,512
Planet Labs PBC Class A (a)(b)	212,989	1,167,180
RCM Technologies, Inc. (a)	8,830	154,172
Red Violet, Inc. (a)(b)	12,340	234,337
Resources Connection, Inc.	35,629	696,191
Robert Half International, Inc.	127,245	9,794,048
Science Applications International Corp.	64,005	5,828,935
ShiftPixy, Inc. (a)	18,028	2,526
Skillsoft Corp. (a)(b)	91,790	295,564
Spire Global, Inc. (a)	116,458	157,218
Staffing 360 Solutions, Inc. (a)(b)	848	3,121
Sterling Check Corp. (b)	16,602	353,291
TransUnion Holding Co., Inc.	223,939	16,542,374
TriNet Group, Inc. (a)	44,652	3,679,325
TrueBlue, Inc. (a)	38,595	792,741
Upwork, Inc. (a)	140,344	2,441,986
Verisk Analytics, Inc.	182,589	34,173,357
Willdan Group, Inc. (a)	13,887	316,068
		268,538,985
Road & Rail - 0.9%
AMERCO	11,426	6,006,305
ArcBest Corp.	28,157	2,267,483
Avis Budget Group, Inc. (a)	39,611	6,630,089
Bird Global, Inc. Class A (a)	165,230	70,206
Covenant Transport Group, Inc. Class A (b)	11,445	321,833
CSX Corp.	2,516,408	79,644,313
Daseke, Inc. (a)	70,997	430,242
Heartland Express, Inc.	54,545	826,357
Helbiz, Inc. (a)(b)	8,295	5,558
Hertz Global Holdings, Inc.	56,703	1,046,737
HyreCar, Inc. (a)(b)	17,022	13,532
J.B. Hunt Transport Services, Inc.	96,778	16,841,308
Knight-Swift Transportation Holdings, Inc. Class A	191,080	9,651,451
Landstar System, Inc.	43,250	6,341,748
Marten Transport Ltd.	68,736	1,361,660
Norfolk Southern Corp.	275,935	67,088,077
Old Dominion Freight Lines, Inc.	106,542	28,916,564
P.A.M. Transportation Services, Inc.	7,898	234,650
Patriot Transportation Holding, Inc. (a)	2,215	17,011
Ryder System, Inc.	59,237	4,528,076
Saia, Inc. (a)	30,876	6,386,083
Schneider National, Inc. Class B	40,178	918,469
TuSimple Holdings, Inc. (a)(b)	40,974	294,603
U.S. Xpress Enterprises, Inc. (a)(b)	26,318	64,742
U.S.A. Truck, Inc. (a)	7,831	245,580
Union Pacific Corp.	726,955	163,208,667
Universal Logistics Holdings, Inc.	9,048	330,342
Werner Enterprises, Inc.	67,935	2,703,134
XPO Logistics, Inc. (a)	113,458	5,947,468
Yellow Corp. (a)(b)	40,956	257,204
		412,599,492
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	123,834	4,502,604
Alta Equipment Group, Inc.	30,505	359,044
Applied Industrial Technologies, Inc.	44,568	4,725,099
Beacon Roofing Supply, Inc. (a)	62,660	3,440,661
BlueLinx Corp. (a)	11,251	788,695
Boise Cascade Co.	45,792	2,854,215
Core & Main, Inc. (a)(b)	65,843	1,551,920
Custom Truck One Source, Inc. Class A (a)	57,564	378,771
Distribution Solutions Group I (a)	24,628	978,717
DXP Enterprises, Inc. (a)	20,013	531,946
EVI Industries, Inc. (a)(b)	5,270	65,875
Fastenal Co.	666,479	33,543,888
GATX Corp.	42,824	4,137,227
Global Industrial Co.	18,645	560,842
GMS, Inc. (a)	51,106	2,463,309
H&E Equipment Services, Inc.	36,475	1,154,799
Herc Holdings, Inc.	29,977	3,373,312
Hudson Technologies, Inc. (a)	36,565	303,490
India Globalization Capital, Inc. (a)	42,330	23,705
Karat Packaging, Inc. (a)	4,976	89,021
McGrath RentCorp.	28,033	2,369,349
Mega Matrix Corp.	8,950	13,962
MRC Global, Inc. (a)	70,741	688,310
MSC Industrial Direct Co., Inc. Class A	53,872	4,267,201
NOW, Inc. (a)	127,432	1,544,476
Rush Enterprises, Inc.:
Class A	59,426	2,796,588
Class B	44	2,228
SiteOne Landscape Supply, Inc. (a)	53,032	6,637,485
Titan Machinery, Inc. (a)	22,989	707,601
Transcat, Inc. (a)	8,227	609,538
Triton International Ltd.	74,219	4,422,710
United Rentals, Inc. (a)	82,856	24,197,266
Univar Solutions, Inc. (a)	195,560	4,932,023
Veritiv Corp. (a)	15,994	1,906,325
W.W. Grainger, Inc.	49,679	27,568,864
Watsco, Inc.	38,275	10,411,948
WESCO International, Inc. (a)	51,348	6,761,505
Willis Lease Finance Corp. (a)	3,309	121,109
		165,785,628
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	2,437	11,137
TOTAL INDUSTRIALS		4,045,787,897
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.8%
Actelis Networks, Inc. (a)	2,989	3,886
ADTRAN Holdings, Inc.	88,843	2,064,711
Airspan Networks Holdings, Inc. (a)(b)	29,364	62,252
Applied Optoelectronics, Inc. (a)(b)	28,297	68,196
Arista Networks, Inc. (a)	261,682	31,370,438
Aviat Networks, Inc. (a)	12,229	382,768
BK Technologies Corp.	2,781	6,646
CalAmp Corp. (a)	39,927	246,749
Calix, Inc. (a)	63,852	3,757,690
Cambium Networks Corp. (a)	12,756	248,232
Casa Systems, Inc. (a)(b)	47,285	183,466
Ciena Corp. (a)	176,664	8,963,931
Cisco Systems, Inc.	4,811,385	215,165,137
Clearfield, Inc. (a)(b)	13,130	1,524,524
ClearOne, Inc. (a)	9,941	6,462
CommScope Holding Co., Inc. (a)	239,009	2,700,802
COMSovereign Holding Corp. (a)(b)	55,681	7,233
Comtech Telecommunications Corp. (b)	30,869	348,511
Digi International, Inc. (a)	40,489	1,340,591
DZS, Inc. (a)	19,593	260,783
EMCORE Corp. (a)	36,766	87,503
Extreme Networks, Inc. (a)	150,565	2,157,596
F5, Inc. (a)	70,540	11,079,012
Franklin Wireless Corp. (a)	6,625	19,014
Genasys, Inc. (a)	42,030	122,728
Harmonic, Inc. (a)	121,728	1,370,657
Infinera Corp. (a)(b)	247,335	1,355,396
Inseego Corp. (a)(b)	104,309	281,634
Juniper Networks, Inc.	376,146	10,690,069
KVH Industries, Inc. (a)	17,948	175,890
Lantronix, Inc. (a)	29,651	179,685
Lumentum Holdings, Inc. (a)	79,197	6,616,909
Motorola Solutions, Inc.	193,910	47,199,633
NETGEAR, Inc. (a)	32,929	776,795
NetScout Systems, Inc. (a)	84,837	2,692,726
Network-1 Security Solutions, Inc.	6,331	14,498
Ondas Holdings, Inc. (a)(b)	35,442	167,286
Optical Cable Corp. (a)	2,399	8,948
PC-Tel, Inc.	15,232	83,776
Ribbon Communications, Inc. (a)	145,212	509,694
Tessco Technologies, Inc. (a)	8,063	39,992
Ubiquiti, Inc. (b)	7,084	2,198,803
ViaSat, Inc. (a)(b)	85,851	3,260,621
Viavi Solutions, Inc. (a)	261,742	3,685,327
Vislink Technologies, Inc. (a)(b)	42,158	22,850
		363,510,050
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	19,390	390,709
Advanced Energy Industries, Inc.	43,377	3,894,821
Aeva Technologies, Inc. (a)(b)	104,728	322,562
AEye, Inc. Class A (a)(b)	122,561	188,744
Airgain, Inc. (a)	11,534	89,389
Akoustis Technologies, Inc. (a)(b)	66,863	292,860
Alpine 4 Holdings, Inc. (a)	182,523	135,980
Amphenol Corp. Class A	691,391	50,837,980
AmpliTech Group, Inc. (a)(b)	3,837	8,365
Arlo Technologies, Inc. (a)	99,261	604,499
Arrow Electronics, Inc. (a)	75,997	7,965,246
Autoscope Technologies Corp.	2,186	11,083
Avnet, Inc.	112,024	4,916,733
Badger Meter, Inc. (b)	33,696	3,190,674
Bel Fuse, Inc. Class B (non-vtg.)	14,563	413,880
Belden, Inc.	50,888	3,332,146
Benchmark Electronics, Inc.	41,203	1,131,022
CDW Corp.	156,243	26,670,680
Cemtrex, Inc. (a)	25,205	7,466
Cepton, Inc. (a)(b)	30,626	53,902
ClearSign Combustion Corp. (a)(b)	30,692	30,385
Coda Octopus Group, Inc. (a)(b)	3,569	17,559
Cognex Corp.	202,446	8,525,001
Corning, Inc.	881,239	30,244,122
CPS Technologies Corp. (a)	13,073	42,226
CTS Corp.	37,170	1,573,034
Daktronics, Inc. (a)	43,386	138,835
Data I/O Corp. (a)	4,118	14,372
Digital Ally, Inc. (a)(b)	49,546	27,458
Electro-Sensors, Inc. (a)	1,518	8,820
eMagin Corp. (a)(b)	75,478	55,122
ePlus, Inc. (a)	30,972	1,459,401
Evolv Technologies Holdings, Inc. (a)(b)	62,292	141,403
Fabrinet (a)	42,376	4,357,948
FARO Technologies, Inc. (a)	21,154	709,717
Focus Universal, Inc. (a)(b)	20,177	216,903
Frequency Electronics, Inc. (a)	2,027	13,155
Identiv, Inc. (a)	25,667	382,952
II-VI, Inc. (a)	150,414	7,104,053
Insight Enterprises, Inc. (a)	40,066	3,650,814
Interlink Electronics, Inc. (a)(b)	936	7,816
IPG Photonics Corp. (a)	39,953	3,619,342
Iteris, Inc. (a)	47,511	155,361
Itron, Inc. (a)	52,059	2,476,967
Jabil, Inc.	162,894	9,822,508
KEY Tronic Corp. (a)	5,878	27,979
Keysight Technologies, Inc. (a)	211,772	34,707,313
Kimball Electronics, Inc. (a)	29,034	625,392
Knowles Corp. (a)	105,553	1,599,128
LGL Group, Inc. (a)	3,314	45,816
LGL Group, Inc. warrants 11/16/25 (a)	2,530	1,189
LightPath Technologies, Inc. Class A (a)	20,018	28,826
Lightwave Logic, Inc. (a)(b)	119,448	952,001
Littelfuse, Inc.	28,897	6,854,946
Luna Innovations, Inc. (a)(b)	36,726	211,175
Methode Electronics, Inc. Class A	42,877	1,734,803
MicroVision, Inc. (a)(b)	191,409	926,420
MICT, Inc. (a)(b)	132,901	110,108
Mirion Technologies, Inc. Class A (a)	119,248	902,707
Napco Security Technologies, Inc.	33,835	1,003,546
National Instruments Corp.	150,687	5,991,315
Neonode, Inc. (a)(b)	10,083	33,879
nLIGHT, Inc. (a)	50,988	636,840
Nortech Systems, Inc. (a)	833	10,271
Novanta, Inc. (a)	40,967	5,476,878
OSI Systems, Inc. (a)	18,325	1,526,839
Ouster, Inc. (a)(b)	83,733	125,600
Par Technology Corp. (a)(b)	29,908	1,052,762
PC Connection, Inc.	13,100	650,808
Plexus Corp. (a)	31,968	2,996,361
Powerfleet, Inc. (a)	39,533	126,110
Quanergy Systems, Inc. Class A (a)(b)	42,268	12,308
Red Cat Holdings, Inc. (a)(b)	34,077	81,274
Research Frontiers, Inc. (a)(b)	20,807	48,064
RF Industries Ltd. (a)	8,437	58,806
Richardson Electronics Ltd.	11,082	179,861
Rogers Corp. (a)	21,602	5,411,733
Sanmina Corp. (a)	71,489	3,468,646
ScanSource, Inc. (a)	29,120	843,606
Sigmatron International, Inc. (a)(b)	5,507	42,349
Smartrent, Inc. (a)(b)	103,722	335,022
Sono-Tek Corp. (a)	4,720	25,488
TD SYNNEX Corp.	47,647	4,587,453
TE Connectivity Ltd.	372,767	47,046,923
Teledyne Technologies, Inc. (a)	54,635	20,125,349
Trimble, Inc. (a)	289,478	18,309,484
TTM Technologies, Inc. (a)	117,083	1,841,716
Universal Security Instruments, Inc. (a)(b)	1,618	6,278
Velodyne Lidar, Inc. (a)(b)	112,503	140,629
Vishay Intertechnology, Inc.	152,130	2,992,397
Vishay Precision Group, Inc. (a)	14,885	510,704
Vontier Corp.	184,511	4,044,481
Wayside Technology Group, Inc.	4,375	127,706
Wireless Telecom Group, Inc. (a)	21,142	30,656
Wrap Technologies, Inc. (a)(b)	30,325	60,650
Zebra Technologies Corp. Class A (a)	61,171	18,451,620
		376,396,230
IT Services - 4.4%
Accenture PLC Class A	733,050	211,455,603
Affirm Holdings, Inc. (a)(b)	191,565	4,488,368
AgileThought, Inc. Class A (a)(b)	31,199	130,412
Akamai Technologies, Inc. (a)	184,627	16,668,126
ALJ Regional Holdings, Inc. (a)	25,239	37,606
American Virtual Cloud Technologies, Inc. (a)(b)	63,695	29,300
AppTech Payments Corp. (a)	10,018	6,581
Automatic Data Processing, Inc.	483,608	118,198,631
AvidXchange Holdings, Inc.	28,742	223,900
Backblaze, Inc. Class A (b)	9,269	60,341
BigCommerce Holdings, Inc. (a)	69,585	1,159,982
Block, Inc. Class A (a)	583,561	40,213,189
BM Technologies, Inc. (a)(b)	10,050	63,516
Brightcove, Inc. (a)	47,052	312,425
Broadridge Financial Solutions, Inc.	136,191	23,311,813
Cantaloupe, Inc. (a)	66,227	421,866
Cass Information Systems, Inc.	12,866	471,925
Cerberus Cyber Sentinel Corp. (b)	45,196	122,933
Cloudflare, Inc. (a)	325,271	20,352,206
Cognizant Technology Solutions Corp. Class A	603,029	38,093,342
Computer Task Group, Inc. (a)	14,710	115,915
Concentrix Corp.	50,331	6,330,633
Conduent, Inc. (a)	187,584	767,219
Core Scientific, Inc. (a)(b)	267,552	588,614
Crexendo, Inc. (b)	7,301	20,516
CSG Systems International, Inc.	35,678	2,063,972
CSP, Inc.	1,089	8,451
Cyxtera Technologies, Inc. Class A (a)	42,056	266,635
Data Storage Corp. (a)	4,633	10,841
DecisionPoint Systems, Inc. (a)(b)	5,255	32,371
Digitalocean Holdings, Inc. (a)(b)	19,389	816,083
DXC Technology Co. (a)	284,118	7,040,444
Edgio, Inc. (a)	156,368	575,434
EPAM Systems, Inc. (a)	66,242	28,252,213
Euronet Worldwide, Inc. (a)	59,275	5,255,322
EVERTEC, Inc.	74,882	2,516,035
EVO Payments, Inc. Class A (a)	55,460	1,847,927
Exela Technologies, Inc. (a)(b)	525,796	495,037
ExlService Holdings, Inc. (a)	38,739	6,496,918
Fastly, Inc. Class A (a)	125,845	1,176,651
Fidelity National Information Services, Inc.	707,208	64,617,595
Fiserv, Inc. (a)	673,431	68,144,483
FleetCor Technologies, Inc. (a)	89,691	19,062,028
Flywire Corp. (a)	13,245	329,271
Gartner, Inc. (a)	93,064	26,553,020
Genpact Ltd.	197,874	9,296,121
Global Payments, Inc.	326,509	40,562,213
GoDaddy, Inc. (a)	186,427	14,134,895
GreenBox POS (a)(b)	18,089	20,983
Grid Dynamics Holdings, Inc. (a)	54,241	1,096,211
Hackett Group, Inc.	33,304	683,731
i3 Verticals, Inc. Class A (a)	26,203	612,102
IBM Corp.	1,041,266	133,750,618
Information Services Group, Inc.	38,811	223,939
Innodata, Inc. (a)	24,736	83,360
Inpixon (a)(b)	147,035	20,306
International Money Express, Inc. (a)	38,331	858,614
Jack Henry & Associates, Inc.	84,139	16,171,516
Kyndryl Holdings, Inc. (a)	207,199	2,159,014
Marqeta, Inc. Class A (a)	417,526	3,252,528
MasterCard, Inc. Class A	994,065	322,444,864
Maximus, Inc.	70,594	4,277,290
MoneyGram International, Inc. (a)	110,385	1,136,966
MongoDB, Inc. Class A (a)	78,159	25,234,415
Okta, Inc. (a)	175,722	16,060,991
OMNIQ Corp. (a)(b)	3,021	19,697
Paya Holdings, Inc. (a)	99,239	622,229
Paychex, Inc.	371,619	45,835,487
Paymentus Holdings, Inc. (a)(b)	17,184	204,661
Payoneer Global, Inc. (a)	227,017	1,502,853
PayPal Holdings, Inc. (a)	1,340,753	125,279,960
Paysign, Inc. (a)(b)	33,968	104,621
Perficient, Inc. (a)	39,877	3,114,394
PFSweb, Inc. (a)	18,529	175,284
Priority Technology Holdings, Inc. (a)	17,410	69,640
Rackspace Technology, Inc. (a)(b)	72,543	323,542
Repay Holdings Corp. (a)	89,315	829,736
Research Solutions, Inc. (a)	20,127	37,839
Sabre Corp. (a)	375,545	2,700,169
Shift4 Payments, Inc. (a)(b)	61,752	2,796,748
Snowflake, Inc. (a)	280,823	50,814,922
SolarWinds, Inc.	53,808	488,039
Squarespace, Inc. Class A (a)	32,590	684,390
SS&C Technologies Holdings, Inc.	255,376	14,239,766
StarTek, Inc. (a)	14,129	59,907
Steel Connect, Inc. (a)	39,611	53,871
Switch, Inc. Class A	158,170	5,369,872
TaskUs, Inc. (a)	31,796	473,124
The Glimpse Group, Inc. (a)(b)	3,933	21,749
The OLB Group, Inc. (a)(b)	17,950	28,361
The Western Union Co.	442,851	6,563,052
Thoughtworks Holding, Inc.	42,774	562,906
Toast, Inc.	284,007	5,376,253
Ttec Holdings, Inc.	21,391	1,119,819
Tucows, Inc. (a)(b)	10,587	497,483
Twilio, Inc. Class A (a)	200,147	13,926,228
Unisys Corp. (a)	77,788	724,206
Usio, Inc. (a)	19,620	33,943
VeriSign, Inc. (a)	110,108	20,063,880
Verra Mobility Corp. (a)	147,735	2,354,896
Visa, Inc. Class A	1,905,224	378,587,061
WaveDancer, Inc. (a)	11,457	12,603
WEX, Inc. (a)	52,679	8,125,736
WidePoint Corp. (a)(b)	8,205	19,323
		2,005,104,620
Semiconductors & Semiconductor Equipment - 4.8%
ACM Research, Inc. (b)	42,998	726,236
Advanced Micro Devices, Inc. (a)	1,876,278	159,239,714
AEHR Test Systems (a)	26,332	382,867
Allegro MicroSystems LLC (a)	63,497	1,480,750
Alpha & Omega Semiconductor Ltd. (a)	25,649	991,590
Ambarella, Inc. (a)	43,708	2,966,899
Amkor Technology, Inc.	115,781	2,330,672
Amtech Systems, Inc. (a)	13,876	154,024
Analog Devices, Inc.	605,615	91,768,841
Applied Materials, Inc.	1,022,436	96,180,555
Atomera, Inc. (a)(b)	26,242	339,309
Axcelis Technologies, Inc. (a)	37,951	2,540,440
AXT, Inc. (a)	46,897	402,845
Broadcom, Inc.	472,739	235,948,762
CEVA, Inc. (a)	26,822	785,080
Cirrus Logic, Inc. (a)	65,879	5,052,261
Cohu, Inc. (a)	56,349	1,511,844
Credo Technology Group Holding Ltd.	23,556	324,837
CVD Equipment Corp. (a)	7,163	38,609
CyberOptics Corp. (a)	8,374	445,832
Diodes, Inc. (a)	56,286	4,005,875
Enphase Energy, Inc. (a)	156,315	44,774,869
Entegris, Inc.	171,703	16,291,181
Everspin Technologies, Inc. (a)	17,769	129,714
First Solar, Inc. (a)	115,056	14,675,393
FormFactor, Inc. (a)	89,871	2,631,423
GSI Technology, Inc. (a)	13,332	44,396
Ichor Holdings Ltd. (a)	32,928	1,011,548
Impinj, Inc. (a)(b)	22,439	2,003,354
indie Semiconductor, Inc. (a)(b)	70,551	600,389
Intel Corp.	4,735,765	151,165,619
Intest Corp. (a)	11,904	105,708
KLA Corp.	172,762	59,452,587
Kopin Corp. (a)	85,538	117,187
Kulicke & Soffa Industries, Inc. (b)	70,086	2,946,415
Lam Research Corp.	160,650	70,350,242
Lattice Semiconductor Corp. (a)	158,057	8,519,272
MACOM Technology Solutions Holdings, Inc. (a)	56,248	3,102,077
Marvell Technology, Inc.	983,845	46,063,623
MaxLinear, Inc. Class A (a)	85,838	3,084,159
Meta Materials, Inc. (a)(b)	282,426	244,298
Microchip Technology, Inc.	646,106	42,158,417
Micron Technology, Inc.	1,292,315	73,054,567
MKS Instruments, Inc.	65,827	6,557,027
Monolithic Power Systems, Inc.	50,984	23,104,929
Navitas Semiconductor Corp. (a)(b)	89,648	529,820
NVE Corp.	5,737	290,981
NVIDIA Corp.	2,899,403	437,635,889
NXP Semiconductors NV	304,109	50,050,259
onsemi (a)	502,528	34,558,851
Onto Innovation, Inc. (a)	59,428	4,218,794
PDF Solutions, Inc. (a)	34,167	901,325
Peraso, Inc. (a)	5,952	12,559
Photronics, Inc. (a)	70,868	1,190,582
Pixelworks, Inc. (a)	57,340	107,226
Power Integrations, Inc.	67,096	4,799,377
Qorvo, Inc. (a)	124,958	11,218,729
Qualcomm, Inc.	1,297,017	171,556,439
QuickLogic Corp. (a)(b)	14,097	95,437
Rambus, Inc. (a)	133,937	3,454,235
Rigetti Computing, Inc. Class A (a)(b)	90,516	360,254
Rockley Photonics Holdings Ltd. (a)(b)	108,406	153,937
Rubicon Technology, Inc. (a)(b)	2,032	6,685
Semtech Corp. (a)	72,929	3,368,591
Silicon Laboratories, Inc. (a)	41,983	5,261,729
SiTime Corp. (a)	17,892	1,903,888
SkyWater Technology, Inc. (a)(b)	8,020	104,260
Skyworks Solutions, Inc.	185,886	18,319,065
SMART Global Holdings, Inc. (a)(b)	54,078	992,331
SolarEdge Technologies, Inc. (a)	64,036	17,672,015
SunPower Corp. (a)(b)	95,945	2,302,680
Synaptics, Inc. (a)	45,565	5,267,770
Teradyne, Inc.	184,924	15,651,967
Texas Instruments, Inc.	1,067,496	176,361,014
Transphorm, Inc. (a)	21,348	118,481
Trio-Tech International (a)(b)	2,367	10,865
Ultra Clean Holdings, Inc. (a)	52,001	1,522,069
Universal Display Corp.	49,910	5,576,444
Veeco Instruments, Inc. (a)(b)	62,490	1,321,039
WiSA Technologies, Inc. (a)	14,292	8,918
Wolfspeed, Inc. (a)(b)	143,676	16,302,916
		2,173,013,657
Software - 8.9%
8x8, Inc. (a)(b)	134,432	700,391
A10 Networks, Inc.	67,625	939,988
ACI Worldwide, Inc. (a)	136,986	3,246,568
Adobe, Inc. (a)	547,058	204,293,340
Agilysys, Inc. (a)	22,660	1,173,108
Alarm.com Holdings, Inc. (a)	53,085	3,535,461
Alfi, Inc. (a)	3,888	4,627
Altair Engineering, Inc. Class A (a)(b)	60,083	3,124,917
Alteryx, Inc. Class A (a)	69,542	4,333,857
American Software, Inc. Class A	38,886	658,340
Amplitude, Inc. (a)(b)	29,984	454,258
ANSYS, Inc. (a)	101,094	25,101,640
AppFolio, Inc. (a)	23,152	2,347,150
Appian Corp. Class A (a)(b)	47,190	2,213,211
AppLovin Corp. (a)	41,351	1,018,475
Arteris, Inc.	5,692	40,527
Asana, Inc. (a)(b)	96,473	1,847,458
Aspen Technology, Inc. (a)	32,372	6,817,543
Asure Software, Inc. (a)(b)	20,572	111,912
Auddia, Inc. (a)(b)	3,096	3,406
AudioEye, Inc. (a)(b)	7,611	47,721
Authid, Inc. (a)(b)	21,089	52,723
Autodesk, Inc. (a)	251,835	50,805,193
Avalara, Inc. (a)	102,732	9,409,224
Avaya Holdings Corp. (a)(b)	101,295	161,059
AvePoint, Inc. (a)(b)	103,844	485,990
Aware, Inc. (a)	5,680	11,758
Benefitfocus, Inc. (a)	34,027	252,140
Bentley Systems, Inc. Class B (b)	222,165	8,169,007
Bill.Com Holdings, Inc. (a)	107,707	17,435,609
Bio-Key International, Inc. (a)(b)	11,210	18,945
Black Knight, Inc. (a)	181,173	11,986,406
Blackbaud, Inc. (a)	52,299	2,735,238
Blackboxstocks, Inc. (a)(b)	11,138	13,254
BlackLine, Inc. (a)	62,018	4,213,503
Blend Labs, Inc. (a)(b)	35,347	111,343
Box, Inc. Class A (a)	164,721	4,241,566
Braze, Inc.	11,930	491,277
Bridgeline Digital, Inc. (a)	6,040	8,939
BSQUARE Corp. (a)	21,884	26,917
BTCS, Inc. (b)	7,098	11,712
BTRS Holdings, Inc. (a)	92,166	623,042
C3.Ai, Inc. (a)(b)	83,264	1,498,752
Cadence Design Systems, Inc. (a)	319,144	55,457,653
CCC Intelligent Solutions Holdings, Inc. Class A (a)	70,132	670,462
Cerence, Inc. (a)	46,082	922,101
Ceridian HCM Holding, Inc. (a)	157,862	9,414,890
ChannelAdvisor Corp. (a)	36,294	547,676
Cipher Mining, Inc. (a)	44,591	89,628
Citrix Systems, Inc.	143,434	14,740,712
Cleanspark, Inc. (a)(b)	47,399	202,868
Clear Secure, Inc. (a)(b)	16,889	387,434
Clearwater Analytics Holdings, Inc. (b)	46,971	723,353
CommVault Systems, Inc. (a)	51,319	2,786,109
Confluent, Inc. (a)(b)	134,486	3,679,537
Consensus Cloud Solutions, Inc. (a)	18,751	944,113
CoreCard Corp. (a)(b)	8,214	199,190
Couchbase, Inc. (a)(b)	11,490	190,619
Coupa Software, Inc. (a)	86,292	5,039,453
Crowdstrike Holdings, Inc. (a)	247,147	45,131,514
CS Disco, Inc. (a)(b)	15,763	217,529
Cvent Holding Corp. (a)(b)	79,612	402,837
Cyngn, Inc.	7,262	9,150
Datadog, Inc. Class A (a)	297,994	31,274,470
DatChat, Inc. (a)(b)	7,676	7,676
Dave, Inc. (a)(b)	188,362	97,006
Digimarc Corp. (a)(b)	18,904	336,869
Digital Turbine, Inc. (a)	101,190	1,868,979
DocuSign, Inc. (a)	230,350	13,410,977
Dolby Laboratories, Inc. Class A	74,318	5,443,050
Domo, Inc. Class B (a)	36,259	698,348
Dropbox, Inc. Class A (a)	309,809	6,626,815
Duck Creek Technologies, Inc. (a)	89,636	1,066,668
Dynatrace, Inc. (a)	229,909	8,777,926
E2open Parent Holdings, Inc. (a)(b)	206,376	1,417,803
Ebix, Inc. (b)	28,033	729,419
eGain Communications Corp. (a)	23,871	219,852
Elastic NV (a)	83,772	7,029,309
Embark Technology, Inc. (a)(b)	11,186	101,793
Enfusion, Inc. Class A (b)	22,986	284,797
Envestnet, Inc. (a)	65,721	3,441,809
Everbridge, Inc. (a)	46,283	1,841,138
EverCommerce, Inc. (a)	23,521	273,784
Expensify, Inc.	11,758	213,173
Fair Isaac Corp. (a)	30,020	13,490,988
Five9, Inc. (a)	81,238	7,970,260
ForgeRock, Inc.	36,850	628,661
Fortinet, Inc. (a)	771,143	37,546,953
Freshworks, Inc. (b)	122,526	1,667,579
GitLab, Inc.	42,073	2,518,911
Greenidge Generation Holdings, Inc. (a)(b)	11,557	28,084
GSE Systems, Inc. (a)	29,471	33,302
Guidewire Software, Inc. (a)	95,917	6,878,208
HashiCorp, Inc.	36,720	1,298,052
HubSpot, Inc. (a)	52,783	17,789,982
Informatica, Inc. (b)	35,760	789,223
Intapp, Inc. (a)	13,097	189,776
Intellicheck, Inc. (a)(b)	16,349	51,009
InterDigital, Inc.	35,950	1,803,252
Intrusion, Inc. (a)(b)	13,138	53,472
Intuit, Inc.	327,548	141,428,675
Inuvo, Inc. (a)(b)	93,057	48,083
IronNet, Inc. Class A (a)	52,029	105,099
Issuer Direct Corp. (a)	3,190	73,960
Jamf Holding Corp. (a)(b)	63,177	1,513,089
Kaltura, Inc. (a)	17,654	42,899
Kaspien Holdings, Inc. (a)	43	112
KnowBe4, Inc. (a)	87,110	1,674,254
Latch, Inc. (a)(b)	97,155	103,956
LivePerson, Inc. (a)(b)	82,160	953,056
Liveramp Holdings, Inc. (a)	78,654	1,561,282
Livevox Holdings, Inc. (a)	24,687	52,830
Mandiant, Inc. (a)	275,135	6,289,586
Manhattan Associates, Inc. (a)	73,739	10,416,371
Marathon Digital Holdings, Inc. (a)(b)	121,250	1,436,813
Marin Software, Inc. (a)(b)	15,416	27,903
Matterport, Inc. (a)(b)	245,695	1,132,654
MeridianLink, Inc. (a)(b)	17,426	302,690
Microsoft Corp.	8,659,786	2,264,274,245
MicroStrategy, Inc. Class A (a)(b)	10,715	2,481,165
Mitek Systems, Inc. (a)	52,802	539,636
Model N, Inc. (a)	39,147	1,170,495
Momentive Global, Inc. (a)	149,366	1,059,005
N-able, Inc. (a)	81,303	809,778
nCino, Inc. (a)(b)	66,202	2,088,011
NCR Corp. (a)	156,688	4,865,162
NetSol Technologies, Inc. (a)	4,917	17,554
New Relic, Inc. (a)	68,457	4,156,024
Nextnav, Inc. (a)	23,303	78,997
NortonLifeLock, Inc.	671,366	15,166,158
Nutanix, Inc. Class A (a)	254,345	4,400,169
Oblong, Inc. (a)	14,552	3,711
Olo, Inc. (a)(b)	105,888	826,985
ON24, Inc. (a)	10,105	90,541
Onespan, Inc. (a)	40,130	461,896
Oracle Corp.	1,822,580	135,144,307
Pagerduty, Inc. (a)	90,242	2,349,902
Palantir Technologies, Inc. (a)(b)	1,899,385	14,663,252
Palo Alto Networks, Inc. (a)	113,994	63,472,999
Park City Group, Inc. (a)(b)	12,790	77,252
Paycom Software, Inc. (a)	56,039	19,680,897
Paycor HCM, Inc. (a)(b)	36,174	1,071,836
Paylocity Holding Corp. (a)	46,307	11,159,987
Pegasystems, Inc.	47,250	1,729,823
Phunware, Inc. (a)(b)	92,405	122,899
Ping Identity Holding Corp. (a)	69,737	1,962,399
Progress Software Corp. (b)	53,126	2,556,954
PROS Holdings, Inc. (a)	47,320	986,622
PTC, Inc. (a)	121,414	13,949,254
Q2 Holdings, Inc. (a)	65,973	2,620,448
Qualtrics International, Inc. (a)	118,614	1,453,022
Qualys, Inc. (a)	38,307	5,818,833
Quantum Computing, Inc. (a)(b)	23,293	68,947
Qumu Corp. (a)	12,633	8,265
Rapid7, Inc. (a)	66,933	3,848,648
RealNetworks, Inc. (a)	36,372	25,133
Rekor Systems, Inc. (a)	38,679	54,924
Rimini Street, Inc. (a)	39,839	200,789
RingCentral, Inc. (a)	97,694	4,204,750
Riot Blockchain, Inc. (a)(b)	124,061	889,517
Roper Technologies, Inc.	122,556	49,338,594
Salesforce.com, Inc. (a)	1,150,527	179,620,275
Samsara, Inc. (b)	79,129	1,176,648
SeaChange International, Inc. (a)	31,744	16,228
SecureWorks Corp. (a)	11,559	120,214
Semrush Holdings, Inc. (a)(b)	32,397	397,511
SentinelOne, Inc. (a)(b)	213,303	5,825,305
ServiceNow, Inc. (a)	231,953	100,811,413
ShotSpotter, Inc. (a)	10,798	352,339
SilverSun Technologies, Inc. (A Shares) (a)	1,276	4,657
Smartsheet, Inc. (a)	148,173	4,929,716
Smith Micro Software, Inc. (a)(b)	57,930	140,770
Soluna Holdings, Inc. (a)(b)	9,112	27,063
SoundHound AI, Inc. (a)(b)	129,043	367,773
Splunk, Inc. (a)	187,421	16,873,513
Sprinklr, Inc. (a)(b)	66,137	784,385
Sprout Social, Inc. (a)	53,434	3,208,177
SPS Commerce, Inc. (a)	43,206	5,276,317
SRAX, Inc. (a)(b)	24,582	58,259
Stronghold Digital Mining, Inc. Class A (b)	7,392	10,275
Sumo Logic, Inc. (a)	108,274	950,646
Synchronoss Technologies, Inc. (a)	93,028	150,705
Synopsys, Inc. (a)	177,213	61,319,242
Telos Corp. (a)	64,471	638,263
Tenable Holdings, Inc. (a)	107,868	4,272,651
Teradata Corp. (a)	123,895	4,076,146
TeraWulf, Inc. (a)(b)	34,683	51,678
TeraWulf, Inc. rights (a)(c)	734	0
The Trade Desk, Inc. (a)	512,595	32,139,707
Tyler Technologies, Inc. (a)	47,902	17,796,072
UiPath, Inc. Class A (a)(b)	319,039	5,248,192
Unity Software, Inc. (a)(b)	192,477	8,222,617
Upland Software, Inc. (a)	34,052	356,524
Varonis Systems, Inc. (a)	126,191	3,451,324
Verb Technology Co., Inc. (a)(b)	80,585	39,632
Verint Systems, Inc. (a)	75,501	3,661,043
Veritone, Inc. (a)(b)	38,810	285,254
Vertex, Inc. Class A (a)	35,227	481,905
Viant Technology, Inc. (a)	15,094	68,225
VirnetX Holding Corp. (a)(b)	65,333	133,279
VMware, Inc. Class A	233,691	27,115,167
Workday, Inc. Class A (a)	230,401	37,914,789
Workiva, Inc. (a)	55,470	3,765,858
Xperi Holding Corp.	119,606	1,902,931
Yext, Inc. (a)	139,075	618,884
Zendesk, Inc. (a)	142,070	10,906,714
Zeta Global Holdings Corp. (a)(b)	30,406	212,842
Zoom Video Communications, Inc. Class A (a)	263,786	21,208,394
Zscaler, Inc. (a)	93,458	14,882,252
Zuora, Inc. (a)	146,517	1,125,251
		4,084,543,818
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)	150,386	1,523,410
Apple, Inc.	17,803,917	2,799,131,753
Astro-Med, Inc. (a)	5,791	74,993
Avid Technology, Inc. (a)	40,952	1,120,037
Boxlight Corp. (a)(b)	63,010	41,171
CompoSecure, Inc. (a)(b)	10,605	61,297
Corsair Gaming, Inc. (a)(b)	39,554	608,736
CPI Card Group (a)(b)	4,457	85,441
Dell Technologies, Inc.	316,635	12,123,954
Diebold Nixdorf, Inc. (a)	83,376	290,148
Eastman Kodak Co. (a)(b)	80,885	437,588
Hewlett Packard Enterprise Co.	1,505,065	20,468,884
HP, Inc.	1,220,719	35,046,842
Immersion Corp. (a)(b)	33,991	202,586
Intevac, Inc. (a)	29,216	145,788
IonQ, Inc. (a)(b)	134,285	797,653
Movano, Inc. (a)	2,476	6,933
NetApp, Inc.	259,102	18,689,027
One Stop Systems, Inc. (a)	16,800	65,856
Pure Storage, Inc. Class A (a)	329,946	9,558,536
Quantum Corp. (a)	81,500	127,955
Seagate Technology Holdings PLC	229,710	15,381,382
Socket Mobile, Inc. (a)(b)	6,713	19,535
Sonim Technologies, Inc. (a)	12,500	9,566
Super Micro Computer, Inc. (a)	51,319	3,339,841
Transact Technologies, Inc. (a)	10,404	47,962
Turtle Beach Corp. (a)	18,542	174,109
Western Digital Corp. (a)	364,776	15,415,434
Xerox Holdings Corp.	138,447	2,300,989
		2,937,297,406
TOTAL INFORMATION TECHNOLOGY		11,939,865,781
MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (a)	19,897	74,415
AdvanSix, Inc.	32,467	1,177,253
AgroFresh Solutions, Inc. (a)	16,647	26,718
Air Products & Chemicals, Inc.	256,767	64,820,829
Albemarle Corp.	135,700	36,362,172
American Vanguard Corp.	30,437	606,609
Amyris, Inc. (a)(b)	229,485	674,686
Ashland, Inc.	59,123	6,016,356
Aspen Aerogels, Inc. (a)	30,485	396,610
Avient Corp.	109,732	4,809,554
Axalta Coating Systems Ltd. (a)	238,421	6,139,341
Balchem Corp.	36,887	4,862,444
Cabot Corp.	65,187	4,691,508
Celanese Corp. Class A	124,796	13,834,885
CF Industries Holdings, Inc.	242,015	25,038,872
Chase Corp.	8,760	772,282
Core Molding Technologies, Inc. (a)	6,425	79,670
Corteva, Inc.	838,474	51,507,458
Crown ElectroKinetics Corp. (a)	10,703	4,363
Danimer Scientific, Inc. (a)(b)	98,365	437,724
Diversey Holdings Ltd. (a)	55,411	339,669
Dow, Inc.	842,143	42,949,293
DuPont de Nemours, Inc.	588,916	32,767,286
Eastman Chemical Co.	149,957	13,646,087
Ecolab, Inc.	288,369	47,243,493
Ecovyst, Inc.	61,790	570,940
Element Solutions, Inc.	257,785	4,812,846
Flotek Industries, Inc. (a)(b)	67,360	66,686
FMC Corp.	145,406	15,715,480
FutureFuel Corp.	28,447	207,379
GCP Applied Technologies, Inc. (a)	61,859	1,943,610
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,105,942	2,974,984
H.B. Fuller Co.	60,850	3,946,731
Hawkins, Inc.	21,670	830,394
Huntsman Corp.	230,558	6,460,235
Ingevity Corp. (a)	44,541	3,124,106
Innospec, Inc.	28,618	2,674,638
International Flavors & Fragrances, Inc.	294,944	32,585,413
Intrepid Potash, Inc. (a)	11,165	521,740
Koppers Holdings, Inc.	25,150	574,175
Kronos Worldwide, Inc. (b)	26,199	337,443
Linde PLC	582,572	164,786,316
Livent Corp. (a)(b)	188,554	6,067,668
Loop Industries, Inc. (a)(b)	25,519	136,782
LSB Industries, Inc.	48,738	769,086
LyondellBasell Industries NV Class A	299,932	24,894,356
Mativ, Inc.	63,705	1,504,712
Minerals Technologies, Inc.	38,042	2,216,327
NewMarket Corp.	7,805	2,241,674
Northern Technologies International Corp.	7,022	81,806
Olin Corp.	159,878	8,738,931
Origin Materials, Inc. Class A (a)(b)	133,924	837,025
Orion Engineered Carbons SA	69,445	1,170,843
PPG Industries, Inc.	273,203	34,691,317
PureCycle Technologies, Inc. (a)(b)	118,310	1,080,170
Quaker Houghton (b)	15,559	2,712,245
Rayonier Advanced Materials, Inc. (a)	71,838	324,708
RPM International, Inc.	149,430	13,920,899
Sensient Technologies Corp.	48,229	3,842,404
Sherwin-Williams Co.	277,180	64,333,478
Stepan Co.	24,516	2,555,303
The Chemours Co. LLC	179,379	6,050,454
The Mosaic Co.	419,911	22,620,606
The Scotts Miracle-Gro Co. Class A (b)	46,472	3,111,300
Tredegar Corp.	31,189	318,440
Trinseo PLC	41,485	1,100,597
Tronox Holdings PLC	132,759	1,942,264
Valhi, Inc.	2,503	87,455
Valvoline, Inc.	204,882	5,955,920
Westlake Corp.	38,672	3,814,219
Zymergen, Inc. (a)	16,194	38,380
		818,572,062
Construction Materials - 0.1%
Eagle Materials, Inc.	46,177	5,523,693
Martin Marietta Materials, Inc.	71,987	25,030,600
Smith-Midland Corp. (a)	4,497	103,476
Summit Materials, Inc. (a)	136,126	3,868,701
United States Lime & Minerals, Inc.	2,596	266,843
Vulcan Materials Co.	153,994	25,638,461
		60,431,774
Containers & Packaging - 0.4%
Amcor PLC	1,745,486	20,963,287
Aptargroup, Inc.	77,236	7,940,633
Avery Dennison Corp.	94,461	17,344,929
Ball Corp.	370,178	20,659,634
Berry Global Group, Inc. (a)	151,015	8,204,645
Crown Holdings, Inc.	142,377	12,897,932
Cryptyde, Inc. (a)(b)	18,497	14,557
Graphic Packaging Holding Co.	328,315	7,311,575
Greif, Inc.:
Class A (b)	30,613	2,052,602
Class B	6,879	448,992
International Paper Co.	429,473	17,874,666
Myers Industries, Inc.	42,809	827,070
O-I Glass, Inc. (a)	179,613	2,336,765
Packaging Corp. of America	108,535	14,860,612
Pactiv Evergreen, Inc.	50,528	560,861
Ranpak Holdings Corp. (A Shares) (a)	45,487	240,626
Sealed Air Corp.	168,128	9,046,968
Silgan Holdings, Inc.	96,650	4,402,408
Sonoco Products Co.	112,149	7,067,630
TriMas Corp.	49,305	1,356,874
WestRock Co.	294,151	11,939,589
		168,352,855
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)	32,343	485,145
Alcoa Corp.	214,340	10,605,543
Alpha Metallurgical Resources	20,152	3,166,887
Ampco-Pittsburgh Corp. (a)(b)	13,319	56,872
Arconic Corp. (a)	121,636	3,066,444
Ascent Industries Co. (a)	10,179	170,396
ATI, Inc. (a)	142,456	4,263,708
Carpenter Technology Corp.	55,877	1,898,142
Century Aluminum Co. (a)	60,936	470,426
Cleveland-Cliffs, Inc. (a)	552,081	9,534,439
Coeur d'Alene Mines Corp. (a)	321,880	888,389
Commercial Metals Co.	140,494	5,691,412
Compass Minerals International, Inc.	39,329	1,592,431
Comstock Mining, Inc. (a)(b)	77,218	44,393
Freeport-McMoRan, Inc.	1,680,088	49,730,605
Friedman Industries	7,755	81,195
Gatos Silver, Inc. (a)	51,795	157,457
Gold Resource Corp.	100,269	170,457
Golden Minerals Co. (a)(b)	129,922	33,910
Haynes International, Inc. (b)	14,912	591,857
Hecla Mining Co.	621,613	2,449,155
Hycroft Mining Holding Corp. (a)	142,957	114,380
Idaho Strategic Resources, Inc. (a)(b)	9,169	49,329
Kaiser Aluminum Corp.	18,376	1,318,662
Materion Corp.	23,585	2,035,621
McEwen Mining, Inc. (a)(b)	44,042	135,209
MP Materials Corp. (a)(b)	85,574	2,994,234
Newmont Corp.	921,458	38,111,503
Nucor Corp.	308,158	40,966,525
Olympic Steel, Inc.	10,998	289,467
Paramount Gold Nevada Corp. (a)(b)	2,346	814
Piedmont Lithium, Inc. (a)(b)	21,131	1,292,161
Ramaco Resources, Inc.	11,322	119,334
Reliance Steel & Aluminum Co.	71,748	13,487,189
Royal Gold, Inc.	77,276	7,101,664
Ryerson Holding Corp.	19,430	553,755
Schnitzer Steel Industries, Inc. Class A	29,848	986,178
Solitario Exploration & Royalty Corp. (a)(b)	76,068	43,739
Steel Dynamics, Inc.	206,677	16,682,967
SunCoke Energy, Inc.	98,314	647,889
TimkenSteel Corp. (a)	48,900	750,126
U.S. Antimony Corp. (a)(b)	84,637	37,291
U.S. Gold Corp. (a)	7,183	25,931
United States Steel Corp.	299,591	6,851,646
Universal Stainless & Alloy Products, Inc. (a)	8,491	67,843
Warrior Metropolitan Coal, Inc.	59,210	1,927,286
Worthington Industries, Inc. (b)	36,999	1,886,579
		233,626,585
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	19,807	842,590
Glatfelter Corp.	53,142	258,802
Louisiana-Pacific Corp.	94,671	5,134,008
Mercer International, Inc. (SBI)	46,657	756,777
Resolute Forest Products, Inc. (a)	52,803	1,069,789
Sylvamo Corp.	40,563	1,802,620
		9,864,586
TOTAL MATERIALS		1,290,847,862
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	109,943	1,751,392
Agree Realty Corp.	86,491	6,514,502
Alexander & Baldwin, Inc.	85,420	1,599,917
Alexanders, Inc.	2,616	619,730
Alexandria Real Estate Equities, Inc.	172,372	26,441,865
Alpine Income Property Trust, Inc.	13,880	251,922
American Assets Trust, Inc.	62,669	1,739,691
American Homes 4 Rent Class A	344,133	12,237,369
American Tower Corp.	537,905	136,654,765
Americold Realty Trust	315,242	9,274,420
Apartment Income (REIT) Corp.	181,843	7,428,287
Apartment Investment & Management Co. Class A	179,777	1,589,229
Apple Hospitality (REIT), Inc.	245,224	3,901,514
Armada Hoffler Properties, Inc.	78,742	1,033,882
Ashford Hospitality Trust, Inc. (a)	39,129	359,204
AvalonBay Communities, Inc.	161,879	32,523,110
Bluerock Residential Growth (REIT), Inc.	31,367	835,931
Boston Properties, Inc.	164,597	13,073,940
Braemar Hotels & Resorts, Inc.	70,484	362,993
Brandywine Realty Trust (SBI)	197,674	1,587,322
Brixmor Property Group, Inc.	344,172	7,392,815
Broadstone Net Lease, Inc.	197,030	3,771,154
BRT Apartments Corp.	13,425	320,455
Camden Property Trust (SBI)	122,687	15,766,506
CareTrust (REIT), Inc.	113,206	2,438,457
CatchMark Timber Trust, Inc.	58,152	619,319
Centerspace	18,200	1,371,916
Chatham Lodging Trust (a)	56,793	690,603
City Office REIT, Inc.	51,225	591,649
Clipper Realty, Inc.	15,205	127,874
Community Healthcare Trust, Inc.	27,945	1,030,891
CorEnergy Infrastructure Trust, Inc.	12,714	29,751
Corporate Office Properties Trust (SBI)	130,226	3,365,040
Cousins Properties, Inc.	172,388	4,628,618
Creative Media & Community Trust Corp.	21,532	151,155
Crown Castle International Corp.	501,243	85,627,342
CTO Realty Growth, Inc. (b)	22,231	469,296
CubeSmart	261,904	12,060,679
DiamondRock Hospitality Co.	243,464	2,125,441
Digital Realty Trust, Inc.	330,018	40,800,125
Diversified Healthcare Trust (SBI)	270,376	394,749
Douglas Emmett, Inc.	202,938	3,961,350
Duke Realty Corp.	444,561	26,162,415
Easterly Government Properties, Inc.	107,229	1,924,761
EastGroup Properties, Inc.	49,342	8,142,910
Empire State Realty Trust, Inc.	155,930	1,086,832
EPR Properties	86,457	3,760,015
Equinix, Inc.	105,552	69,386,718
Equity Commonwealth	138,590	3,646,303
Equity Lifestyle Properties, Inc.	199,786	14,004,999
Equity Residential (SBI)	400,340	29,296,881
Essential Properties Realty Trust, Inc.	165,869	3,755,274
Essex Property Trust, Inc.	76,252	20,211,355
Extra Space Storage, Inc.	156,086	31,018,971
Farmland Partners, Inc.	35,854	520,242
Federal Realty Investment Trust (SBI)	82,127	8,317,001
First Industrial Realty Trust, Inc.	151,453	7,675,638
Four Corners Property Trust, Inc.	93,275	2,508,165
Franklin Street Properties Corp.	107,956	303,356
Gaming & Leisure Properties	271,230	13,092,272
Generation Income Properties, Inc. (b)	1,312	8,935
Getty Realty Corp.	47,820	1,438,426
Gladstone Commercial Corp.	46,613	888,910
Gladstone Land Corp.	35,582	836,533
Global Medical REIT, Inc.	72,683	787,884
Global Net Lease, Inc.	122,916	1,692,553
Global Self Storage, Inc.	12,441	72,407
Healthcare Trust of America, Inc.	441,736	10,743,020
Healthpeak Properties, Inc.	622,469	16,339,811
Hersha Hospitality Trust (a)	39,699	385,080
Highwoods Properties, Inc. (SBI)	121,887	3,706,584
Host Hotels & Resorts, Inc.	829,744	14,744,551
Hudson Pacific Properties, Inc.	167,882	2,217,721
Independence Realty Trust, Inc.	254,097	4,942,187
Indus Realty Trust, Inc. (b)	7,847	481,963
Industrial Logistics Properties Trust	75,812	567,832
InnSuites Hospitality Trust (b)	2,044	5,008
InvenTrust Properties Corp.	77,828	2,043,763
Invitation Homes, Inc.	706,268	25,623,403
Iron Mountain, Inc.	337,218	17,741,039
iStar Financial, Inc.	95,989	1,321,769
JBG SMITH Properties	126,300	2,774,811
Kilroy Realty Corp.	120,850	5,893,855
Kimco Realty Corp.	716,397	15,101,649
Kite Realty Group Trust	252,748	4,893,201
Lamar Advertising Co. Class A	100,469	9,433,034
Life Storage, Inc.	98,555	12,541,124
LTC Properties, Inc. (b)	45,975	2,063,818
LXP Industrial Trust (REIT)	331,280	3,332,677
Medalist Diversified (REIT), Inc.	8,334	6,844
Medical Properties Trust, Inc.	693,168	10,127,184
Mid-America Apartment Communities, Inc.	135,095	22,381,189
National Health Investors, Inc.	53,186	3,484,215
National Retail Properties, Inc.	202,351	9,085,560
National Storage Affiliates Trust	96,886	4,894,681
Necessity Retail (REIT), Inc./The	156,782	1,169,594
NETSTREIT Corp. (b)	56,950	1,119,637
New York City REIT, Inc.	15,278	47,362
NexPoint Residential Trust, Inc.	26,985	1,425,348
Office Properties Income Trust	67,602	1,187,767
Omega Healthcare Investors, Inc.	277,910	9,076,541
One Liberty Properties, Inc.	19,665	474,910
Orion Office (REIT), Inc.	65,353	645,034
Outfront Media, Inc.	168,558	2,983,477
Paramount Group, Inc.	226,446	1,569,271
Park Hotels & Resorts, Inc.	268,444	3,758,216
Pebblebrook Hotel Trust	151,504	2,669,500
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	4,088	19,214
Phillips Edison & Co., Inc. (b)	135,455	4,425,315
Physicians Realty Trust	260,583	4,341,313
Piedmont Office Realty Trust, Inc. Class A	177,644	2,092,646
Plymouth Industrial REIT, Inc.	46,331	939,129
Postal Realty Trust, Inc.	23,051	342,307
Potlatch Corp.	82,636	3,835,963
Presidio Property Trust, Inc.:
Class A (b)	13,120	40,672
Class A warrants 1/24/27 (a)	5,422	813
Prologis (REIT), Inc.	856,944	106,698,097
Public Storage	176,746	58,472,879
Rayonier, Inc.	171,908	6,106,172
Realty Income Corp.	697,186	47,603,860
Regency Centers Corp.	182,308	11,091,619
Retail Opportunity Investments Corp.	144,071	2,413,189
Rexford Industrial Realty, Inc.	191,406	11,907,367
RLJ Lodging Trust	193,042	2,328,087
RPT Realty	97,613	940,013
Ryman Hospitality Properties, Inc.	63,322	5,206,335
Sabra Health Care REIT, Inc.	267,096	3,998,427
Safehold, Inc.	18,111	688,761
Saul Centers, Inc.	15,521	687,425
SBA Communications Corp. Class A	124,781	40,585,020
Service Properties Trust	190,175	1,300,797
Simon Property Group, Inc.	381,067	38,861,213
SITE Centers Corp.	210,183	2,723,972
SL Green Realty Corp. (b)	74,111	3,273,483
Sotherly Hotels, Inc. (a)	18,032	43,096
Spirit Realty Capital, Inc.	155,055	6,333,997
Stag Industrial, Inc.	206,697	6,366,268
Store Capital Corp.	297,339	8,022,206
Summit Hotel Properties, Inc.	122,147	960,075
Sun Communities, Inc.	141,786	21,793,926
Sunstone Hotel Investors, Inc.	247,309	2,693,195
Tanger Factory Outlet Centers, Inc.	120,652	1,860,454
Terreno Realty Corp.	87,260	5,321,987
The Macerich Co. (b)	248,039	2,373,733
UDR, Inc.	345,825	15,517,168
UMH Properties, Inc.	60,258	1,087,054
Uniti Group, Inc.	273,314	2,566,418
Universal Health Realty Income Trust (SBI)	15,866	807,421
Urban Edge Properties	128,294	2,018,065
Urstadt Biddle Properties, Inc. Class A	43,203	722,354
Ventas, Inc.	465,492	22,278,447
Veris Residential, Inc. (a)	91,880	1,234,867
VICI Properties, Inc.	1,114,964	36,782,662
Vornado Realty Trust	183,524	4,811,999
Washington REIT (SBI)	100,987	1,980,355
Welltower Op	525,774	40,300,577
Weyerhaeuser Co.	862,288	29,455,758
Wheeler REIT, Inc. (a)	7,954	15,510
Whitestone REIT Class B	56,515	556,108
WP Carey, Inc.	223,688	18,796,503
Xenia Hotels & Resorts, Inc. (a)	132,522	2,101,799
		1,528,786,246
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)	69,623	18,798
Altisource Asset Management Corp. (a)(b)	665	13,500
Altisource Portfolio Solutions SA (a)(b)	9,264	108,481
American Realty Investments, Inc. (a)	3,152	43,781
Amrep Corp. (a)	3,605	50,218
Anywhere Real Estate, Inc. (a)	136,779	1,336,331
Avalon GloboCare Corp. (a)(b)	12,514	8,021
CBRE Group, Inc. (a)	378,235	29,865,436
Comstock Holding Companies, Inc. (a)	441	1,861
Cushman & Wakefield PLC (a)	174,293	2,607,423
Digitalbridge Group, Inc. (a)	172,047	3,062,437
Doma Holdings, Inc. Class A (a)	194,481	117,291
Douglas Elliman, Inc. (b)	82,503	380,339
eXp World Holdings, Inc. (b)	78,622	1,016,582
Fathom Holdings, Inc. (a)(b)	6,724	46,194
Forestar Group, Inc. (a)	21,757	270,657
FRP Holdings, Inc. (a)	7,087	407,644
Howard Hughes Corp. (a)	44,313	2,819,636
InterGroup Corp. (a)	287	14,522
Jones Lang LaSalle, Inc. (a)	56,069	9,699,937
Kennedy-Wilson Holdings, Inc. (b)	138,866	2,438,487
Marcus & Millichap, Inc.	28,611	1,069,479
Maui Land & Pineapple, Inc. (a)	5,834	56,006
Newmark Group, Inc.	176,975	1,813,994
Offerpad Solutions, Inc. (a)(b)	81,243	123,489
Opendoor Technologies, Inc. (a)(b)	453,263	1,962,629
Rafael Holdings, Inc. (a)	10,947	23,755
RE/MAX Holdings, Inc.	26,936	613,063
Redfin Corp. (a)(b)	128,176	1,049,761
Seritage Growth Properties (a)(b)	42,300	530,442
Stratus Properties, Inc.	7,686	273,698
Tejon Ranch Co. (a)	28,302	446,040
The RMR Group, Inc.	17,508	455,908
The St. Joe Co. (b)	37,664	1,438,765
Transcontinental Realty Investors, Inc. (a)	3,085	132,655
Trinity Place Holdings, Inc. (a)(b)	24,361	23,440
WeWork, Inc. (a)	242,850	995,685
Zillow Group, Inc.:
Class A (a)	59,559	1,989,271
Class C (a)(b)	176,367	5,901,240
		73,226,896
TOTAL REAL ESTATE		1,602,013,142
UTILITIES - 3.0%
Electric Utilities - 1.8%
Allete, Inc.	65,796	3,893,807
Alliant Energy Corp.	289,585	17,676,268
American Electric Power Co., Inc.	592,923	59,410,885
Avangrid, Inc. (b)	85,426	4,220,044
Constellation Energy Corp.	377,867	30,830,169
Duke Energy Corp.	889,779	95,126,273
Edison International	444,544	30,126,747
Entergy Corp.	236,789	27,301,772
Evergy, Inc.	265,800	18,215,274
Eversource Energy	400,371	35,909,275
Exelon Corp.	1,135,702	49,868,675
FirstEnergy Corp.	660,724	26,131,634
Genie Energy Ltd. Class B	26,202	273,549
Hawaiian Electric Industries, Inc.	126,145	4,934,792
IDACORP, Inc.	58,151	6,352,415
MGE Energy, Inc.	41,824	3,221,284
NextEra Energy, Inc.	2,274,015	193,427,716
NRG Energy, Inc.	273,598	11,294,125
OGE Energy Corp.	232,846	9,439,577
Otter Tail Corp.	48,122	3,635,136
PG&E Corp. (a)	1,757,220	21,666,523
Pinnacle West Capital Corp.	129,851	9,784,273
PNM Resources, Inc.	99,743	4,730,810
Portland General Electric Co. (b)	102,271	5,284,343
PPL Corp.	853,881	24,830,859
Southern Co.	1,228,014	94,643,039
Via Renewables, Inc. Class A, (b)	14,270	121,723
Xcel Energy, Inc.	630,168	46,789,974
		839,140,961
Gas Utilities - 0.2%
Atmos Energy Corp.	159,906	18,130,142
Chesapeake Utilities Corp.	20,588	2,600,264
National Fuel Gas Co.	105,139	7,493,257
New Jersey Resources Corp.	111,179	4,907,441
Northwest Natural Holding Co.	39,566	1,883,737
ONE Gas, Inc.	62,354	4,880,448
RGC Resources, Inc. (b)	8,491	181,453
South Jersey Industries, Inc.	139,319	4,715,948
Southwest Gas Corp.	78,668	6,124,304
Spire, Inc. (b)	64,693	4,521,394
UGI Corp.	243,544	9,619,988
		65,058,376
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)	48,369	506,907
Clearway Energy, Inc.:
Class A	43,313	1,493,432
Class C	94,498	3,505,876
Montauk Renewables, Inc. (a)	73,110	1,297,703
Ormat Technologies, Inc. (b)	51,437	4,808,331
Sunnova Energy International, Inc. (a)(b)	109,518	2,762,044
The AES Corp.	775,466	19,735,610
Vistra Corp.	499,519	12,363,095
		46,472,998
Multi-Utilities - 0.8%
Ameren Corp.	297,973	27,598,259
Avista Corp. (b)	83,938	3,410,401
Black Hills Corp.	74,757	5,642,658
CenterPoint Energy, Inc.	723,017	22,796,726
CMS Energy Corp.	337,417	22,789,144
Consolidated Edison, Inc.	410,296	40,102,331
Dominion Energy, Inc.	936,168	76,578,542
DTE Energy Co.	224,158	29,216,754
NiSource, Inc.	465,959	13,750,450
NorthWestern Energy Corp. (b)	62,973	3,336,310
Public Service Enterprise Group, Inc.	576,996	37,135,463
Sempra Energy	363,610	59,984,742
Unitil Corp.	18,600	968,874
WEC Energy Group, Inc.	366,767	37,828,348
		381,139,002
Water Utilities - 0.1%
American States Water Co.	48,864	4,054,246
American Water Works Co., Inc.	209,525	31,103,986
Artesian Resources Corp. Class A	10,496	573,396
Cadiz, Inc. (a)(b)	30,946	118,523
California Water Service Group	66,360	3,884,051
Consolidated Water Co., Inc.	18,442	298,760
Essential Utilities, Inc.	264,133	12,982,137
Global Water Resources, Inc.	12,866	175,235
Middlesex Water Co.	20,856	1,851,387
Pure Cycle Corp. (a)(b)	21,296	219,775
SJW Corp.	32,886	2,114,570
York Water Co.	16,181	711,479
		58,087,545
TOTAL UTILITIES		1,389,898,882
TOTAL COMMON STOCKS (Cost $38,620,125,969)		45,706,576,719

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (c) (Cost $872)	18,304	915

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $4,976,735)	5,000,000	4,937,910

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (f)	93,111,859	93,130,481
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	936,226,546	936,320,169
TOTAL MONEY MARKET FUNDS (Cost $1,029,450,650)		1,029,450,650

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $39,654,554,226)	46,740,966,194
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(914,474,699)
NET ASSETS - 100.0%	45,826,491,495

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	173	Sep 2022	15,955,790	873,194	873,194
CME E-mini S&P 500 Index Contracts (United States)	552	Sep 2022	109,199,400	3,963,142	3,963,142
CME E-mini S&P MidCap 400 Index Contracts (United States)	33	Sep 2022	8,019,990	417,540	417,540

TOTAL FUTURES CONTRACTS					5,253,876
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,937,910.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	161,087,653	4,058,528,203	4,126,485,375	751,422	-	-	93,130,481	0.2%
Fidelity Securities Lending Cash Central Fund 2.34%	911,009,120	1,674,444,928	1,649,133,879	7,126,091	-	-	936,320,169	2.7%
Total	1,072,096,773	5,732,973,131	5,775,619,254	7,877,513	-	-	1,029,450,650

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,504,047,447	3,504,031,250	-	16,197
Consumer Discretionary	5,248,570,421	5,248,568,351	-	2,070
Consumer Staples	2,822,912,716	2,822,906,092	6,624	-
Energy	2,166,766,279	2,166,766,279	-	-
Financials	5,318,802,404	5,318,802,404	-	-
Health Care	6,377,063,888	6,376,920,511	2	143,375
Industrials	4,045,787,897	4,045,787,880	-	17
Information Technology	11,939,866,696	11,939,865,781	-	915
Materials	1,290,847,862	1,290,847,862	-	-
Real Estate	1,602,013,142	1,602,013,142	-	-
Utilities	1,389,898,882	1,389,898,882	-	-

U.S. Government and Government Agency Obligations	4,937,910	-	4,937,910	-

Money Market Funds	1,029,450,650	1,029,450,650	-	-
Total Investments in Securities:	46,740,966,194	46,735,859,084	4,944,536	162,574
Derivative Instruments:

Assets
Futures Contracts	5,253,876	5,253,876	-	-
Total Assets	5,253,876	5,253,876	-	-
Total Derivative Instruments:	5,253,876	5,253,876	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,253,876	0
Total Equity Risk	5,253,876	0
Total Value of Derivatives	5,253,876	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $903,255,812) - See accompanying schedule:	$45,711,515,544
Unaffiliated issuers (cost $38,625,103,576)
Fidelity Central Funds (cost $1,029,450,650)	1,029,450,650

Total Investment in Securities (cost $39,654,554,226)		$46,740,966,194
Segregated cash with brokers for derivative instruments		4,202,182
Receivable for investments sold		2,362,087
Receivable for fund shares sold		12,722,654
Dividends receivable		68,184,665
Distributions receivable from Fidelity Central Funds		1,525,634
Total assets		46,829,963,416
Liabilities
Payable to custodian bank	$2,344,095
Payable for fund shares redeemed	63,509,138
Payable for daily variation margin on futures contracts	1,232,404
Other payables and accrued expenses	78,589
Collateral on securities loaned	936,307,695
Total Liabilities		1,003,471,921
Net Assets		$45,826,491,495
Net Assets consist of:
Paid in capital		$39,182,847,440
Total accumulated earnings (loss)		6,643,644,055
Net Assets		$45,826,491,495
Net Asset Value , offering price and redemption price per share ($45,826,491,495 ÷ 3,479,749,284 shares)		$13.17

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$371,267,318
Interest		29,273
Income from Fidelity Central Funds (including $7,126,091 from security lending)		7,877,513
Total Income		379,174,104
Expenses
Custodian fees and expenses	155,160
Independent trustees' fees and expenses	74,349
Interest	1,916
Total expenses before reductions	231,425
Expense reductions	(1,081)
Total expenses after reductions		230,344
Net Investment income (loss)		378,943,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(360,751,036)
Futures contracts	(13,834,192)
Total net realized gain (loss)		(374,585,228)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,536,341,302)
Futures contracts	2,481,726
Total change in net unrealized appreciation (depreciation)		(4,533,859,576)
Net gain (loss)		(4,908,444,804)
Net increase (decrease) in net assets resulting from operations		$(4,529,501,044)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$378,943,760	$583,081,338
Net realized gain (loss)	(374,585,228)	111,891,611
Change in net unrealized appreciation (depreciation)	(4,533,859,576)	3,544,857,384
Net increase (decrease) in net assets resulting from operations	(4,529,501,044)	4,239,830,333
Distributions to shareholders	(172,065,726)	(746,713,332)
Share transactions
Proceeds from sales of shares	6,153,858,337	15,421,514,648
Reinvestment of distributions	172,065,726	746,713,332
Cost of shares redeemed	(3,532,852,642)	(7,147,150,801)
Net increase (decrease) in net assets resulting from share transactions	2,793,071,421	9,021,077,179
Total increase (decrease) in net assets	(1,908,495,349)	12,514,194,180

Net Assets
Beginning of period	47,734,986,844	35,220,792,664
End of period	$45,826,491,495	$47,734,986,844

Other Information
Shares
Sold	453,011,399	1,036,151,268
Issued in reinvestment of distributions	11,594,726	48,340,282
Redeemed	(249,150,575)	(473,190,529)
Net increase (decrease)	215,455,550	611,301,021

Fidelity® Series Total Market Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$13.28	$10.00	$10.00
Income from Investment Operations
Net investment income (loss) C,D	.11	.20	.18	.17
Net realized and unrealized gain (loss)	(1.51)	1.39	3.34	(.02)
Total from investment operations	(1.40)	1.59	3.52	.15
Distributions from net investment income	(.03)	(.19)	(.18)	(.12)
Distributions from net realized gain	(.02)	(.06)	(.06)	(.02)
Total distributions	(.05)	(.25)	(.24)	(.15) E
Net asset value, end of period	$13.17	$14.62	$13.28	$10.00
Total Return F,G	(9.60)%	11.87%	35.56%	1.38%
Ratios to Average Net Assets D,H,I
Expenses before reductions J	-% K	-%	-%	-% K
Expenses net of fee waivers, if any J	-% K	-%	-%	-% K
Expenses net of all reductions J	-% K	-%	-%	-% K
Net investment income (loss)	1.63% K	1.33%	1.61%	1.96% K
Supplemental Data
Net assets, end of period (000 omitted)	$45,826,491	$47,734,987	$35,220,793	$21,966,720
Portfolio turnover rate L	14% K	14%	18% M	27% K,M

A For the period April 26, 2019 (commencement of operations) through February 29, 2020.

B For the year ended February 29.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 10,386,371,883
Gross unrealized depreciation	(4,134,886,602)
Net unrealized appreciation (depreciation)	$ 6,251,485,281
Tax cost	$40,494,734,789
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	6,502,577,293	3,263,839,929
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$ 66,648,000	1.03%	$ 1,916

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Total Market Index Fund	$ 736,063	$ 256,269	$5,734,159
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,081.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Series Total Market Index Fund	-%- D
Actual		$ 1,000	$ 904.00	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's  and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2025.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability .   The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.   The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9892982.103
STX-SANN-1022
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.2
Microsoft Corp.	5.8
Amazon.com, Inc.	3.3
Tesla, Inc.	2.1
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.5
UnitedHealth Group, Inc.	1.4
Johnson & Johnson	1.3
Exxon Mobil Corp.	1.2
27.5

Market Sectors (% of Fund's net assets)

Information Technology	27.2
Health Care	14.0
Consumer Discretionary	11.4
Financials	10.8
Communication Services	8.4
Industrials	7.9
Consumer Staples	6.7
Energy	4.6
Utilities	3.1
Real Estate	2.8
Materials	2.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 2.9%

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	561,380	9,846,605
Lumen Technologies, Inc. (a)	73,592	732,976
Verizon Communications, Inc.	329,295	13,767,824
		24,347,405
Entertainment - 1.4%
Activision Blizzard, Inc.	61,303	4,811,672
Electronic Arts, Inc.	22,004	2,791,647
Live Nation Entertainment, Inc. (b)	10,718	968,478
Netflix, Inc. (b)	34,845	7,789,948
Take-Two Interactive Software, Inc. (b)	12,336	1,511,900
The Walt Disney Co. (b)	142,845	16,010,068
Warner Bros Discovery, Inc. (b)	172,553	2,284,602
		36,168,315
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (b)	470,275	50,893,161
Class C (b)	433,915	47,361,822
Match Group, Inc. (b)	22,291	1,260,110
Meta Platforms, Inc. Class A (b)	179,860	29,304,590
Twitter, Inc. (b)	59,648	2,311,360
		131,131,043
Media - 0.8%
Charter Communications, Inc. Class A (b)	9,085	3,748,744
Comcast Corp. Class A	350,558	12,686,694
DISH Network Corp. Class A (a)(b)	20,052	347,902
Fox Corp.:
Class A	24,736	845,476
Class B	11,105	351,140
Interpublic Group of Companies, Inc.	30,811	851,616
News Corp.:
Class A	30,349	513,505
Class B	9,008	155,298
Omnicom Group, Inc.	16,266	1,088,195
Paramount Global Class B (a)	47,938	1,121,270
		21,709,840
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	46,220	6,653,831
TOTAL COMMUNICATION SERVICES		220,010,434
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.1%
Aptiv PLC (b)	21,184	1,979,221
BorgWarner, Inc. (a)	18,829	709,853
		2,689,074
Automobiles - 2.4%
Ford Motor Co.	309,702	4,719,858
General Motors Co.	114,354	4,369,466
Tesla, Inc. (b)	197,409	54,407,894
		63,497,218
Distributors - 0.2%
Genuine Parts Co.	11,167	1,742,164
LKQ Corp.	20,244	1,077,386
Pool Corp.	3,162	1,072,519
		3,892,069
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	3,189	5,981,958
Caesars Entertainment, Inc. (b)	16,806	724,675
Carnival Corp. (a)(b)	76,326	722,044
Chipotle Mexican Grill, Inc. (b)	2,191	3,498,589
Darden Restaurants, Inc.	9,853	1,218,915
Domino's Pizza, Inc.	2,840	1,056,082
Expedia, Inc. (b)	11,833	1,214,657
Hilton Worldwide Holdings, Inc.	21,776	2,773,391
Las Vegas Sands Corp. (b)	26,765	1,007,167
Marriott International, Inc. Class A	21,541	3,311,713
McDonald's Corp.	58,007	14,634,006
MGM Resorts International	27,696	903,997
Norwegian Cruise Line Holdings Ltd. (b)	32,216	421,385
Penn Entertainment, Inc. (b)	12,708	396,871
Royal Caribbean Cruises Ltd. (b)	17,729	724,230
Starbucks Corp.	89,990	7,565,459
Wynn Resorts Ltd. (a)(b)	8,362	506,654
Yum! Brands, Inc.	22,302	2,480,874
		49,142,667
Household Durables - 0.3%
D.R. Horton, Inc.	25,028	1,780,742
Garmin Ltd.	11,986	1,060,641
Lennar Corp. Class A	20,298	1,572,080
Mohawk Industries, Inc. (b)	4,076	449,827
Newell Brands, Inc.	29,273	522,523
NVR, Inc. (b)	242	1,001,895
PulteGroup, Inc.	18,681	759,569
Whirlpool Corp.	4,424	692,798
		7,840,075
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (b)	686,129	86,980,573
eBay, Inc.	43,719	1,929,319
Etsy, Inc. (b)	9,971	1,053,037
		89,962,929
Leisure Products - 0.0%
Hasbro, Inc.	10,319	813,344
Multiline Retail - 0.5%
Dollar General Corp.	17,948	4,261,214
Dollar Tree, Inc. (b)	17,620	2,390,682
Target Corp.	36,268	5,815,211
		12,467,107
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	4,781	806,268
AutoZone, Inc. (b)	1,555	3,295,372
Bath & Body Works, Inc.	18,883	704,902
Best Buy Co., Inc.	15,755	1,113,721
CarMax, Inc. (a)(b)	12,676	1,121,065
Lowe's Companies, Inc.	51,829	10,062,082
O'Reilly Automotive, Inc. (b)	5,151	3,590,865
Ross Stores, Inc.	27,670	2,387,091
The Home Depot, Inc.	81,018	23,367,212
TJX Companies, Inc.	92,094	5,742,061
Tractor Supply Co.	8,736	1,617,470
Ulta Beauty, Inc. (b)	4,081	1,713,489
		55,521,598
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	99,515	10,593,372
PVH Corp.	5,156	290,025
Ralph Lauren Corp.	3,599	328,697
Tapestry, Inc.	19,843	689,147
VF Corp.	25,423	1,053,783
		12,955,024
TOTAL CONSUMER DISCRETIONARY		298,781,105
CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	14,456	1,050,951
Constellation Brands, Inc. Class A (sub. vtg.)	12,742	3,135,169
Keurig Dr. Pepper, Inc.	58,081	2,214,048
Molson Coors Beverage Co. Class B	14,826	766,059
Monster Beverage Corp. (b)	29,403	2,611,868
PepsiCo, Inc.	108,386	18,671,656
The Coca-Cola Co.	305,858	18,874,497
		47,324,248
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	34,758	18,147,152
Kroger Co.	51,266	2,457,692
Sysco Corp.	39,914	3,281,729
Walgreens Boots Alliance, Inc.	56,483	1,980,294
Walmart, Inc.	110,086	14,591,899
		40,458,766
Food Products - 1.1%
Archer Daniels Midland Co.	44,115	3,877,267
Campbell Soup Co. (a)	15,934	802,755
Conagra Brands, Inc.	37,691	1,295,817
General Mills, Inc.	47,193	3,624,422
Hormel Foods Corp.	22,321	1,122,300
Kellogg Co.	19,804	1,440,543
Lamb Weston Holdings, Inc.	11,421	908,312
McCormick & Co., Inc. (non-vtg.)	19,556	1,644,073
Mondelez International, Inc.	108,589	6,717,316
The Hershey Co.	11,413	2,564,159
The J.M. Smucker Co.	8,548	1,196,635
The Kraft Heinz Co.	55,430	2,073,082
Tyson Foods, Inc. Class A	22,769	1,716,327
		28,983,008
Household Products - 1.4%
Church & Dwight Co., Inc.	18,955	1,586,723
Colgate-Palmolive Co.	65,685	5,137,224
Kimberly-Clark Corp.	26,398	3,366,273
Procter & Gamble Co.	188,159	25,954,652
The Clorox Co.	9,686	1,398,077
		37,442,949
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	18,187	4,626,409
Tobacco - 0.7%
Altria Group, Inc.	142,033	6,408,529
Philip Morris International, Inc.	121,574	11,609,101
		18,017,630
TOTAL CONSUMER STAPLES		176,853,010
ENERGY - 4.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	72,967	1,843,146
Halliburton Co.	71,082	2,141,701
Schlumberger Ltd.	110,860	4,229,309
		8,214,156
Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	26,217	1,025,347
Chevron Corp.	154,074	24,352,936
ConocoPhillips Co.	101,482	11,107,205
Coterra Energy, Inc.	62,897	1,944,146
Devon Energy Corp.	48,066	3,394,421
Diamondback Energy, Inc.	13,400	1,785,952
EOG Resources, Inc.	45,976	5,576,889
Exxon Mobil Corp.	330,333	31,576,531
Hess Corp.	21,819	2,635,299
Kinder Morgan, Inc.	152,549	2,794,698
Marathon Oil Corp.	55,660	1,424,339
Marathon Petroleum Corp.	42,421	4,273,916
Occidental Petroleum Corp.	69,856	4,959,776
ONEOK, Inc.	35,198	2,155,174
Phillips 66 Co.	37,684	3,371,211
Pioneer Natural Resources Co.	17,644	4,467,814
The Williams Companies, Inc.	95,379	3,245,747
Valero Energy Corp.	31,984	3,745,966
		113,837,367
TOTAL ENERGY		122,051,523
FINANCIALS - 10.8%
Banks - 3.7%
Bank of America Corp.	555,959	18,685,782
Citigroup, Inc.	152,275	7,432,543
Citizens Financial Group, Inc.	38,349	1,406,641
Comerica, Inc.	10,318	828,535
Fifth Third Bancorp	53,572	1,829,484
First Republic Bank	14,131	2,145,510
Huntington Bancshares, Inc.	112,973	1,513,838
JPMorgan Chase & Co.	230,291	26,190,995
KeyCorp	73,093	1,293,015
M&T Bank Corp.	14,029	2,550,192
PNC Financial Services Group, Inc.	32,439	5,125,362
Regions Financial Corp.	73,109	1,584,272
Signature Bank	4,896	853,667
SVB Financial Group (b)	4,600	1,869,992
Truist Financial Corp.	104,452	4,892,532
U.S. Bancorp	106,025	4,835,800
Wells Fargo & Co.	297,267	12,993,541
Zions Bancorp NA	12,023	661,626
		96,693,327
Capital Markets - 3.0%
Ameriprise Financial, Inc.	8,593	2,303,010
Bank of New York Mellon Corp.	58,148	2,414,886
BlackRock, Inc. Class A	11,171	7,444,243
Cboe Global Markets, Inc.	8,317	981,156
Charles Schwab Corp.	118,283	8,392,179
CME Group, Inc.	28,191	5,514,442
FactSet Research Systems, Inc.	2,986	1,293,953
Franklin Resources, Inc. (a)	21,819	568,821
Goldman Sachs Group, Inc.	26,924	8,956,807
Intercontinental Exchange, Inc.	43,784	4,415,616
Invesco Ltd.	26,441	435,483
MarketAxess Holdings, Inc.	2,920	725,883
Moody's Corp.	12,586	3,580,969
Morgan Stanley	109,731	9,351,276
MSCI, Inc.	6,354	2,854,471
NASDAQ, Inc.	27,255	1,622,490
Northern Trust Corp.	16,350	1,554,722
Raymond James Financial, Inc.	15,346	1,601,662
S&P Global, Inc.	27,217	9,585,283
State Street Corp.	28,681	1,960,346
T. Rowe Price Group, Inc.	17,912	2,149,440
		77,707,138
Consumer Finance - 0.5%
American Express Co.	47,843	7,272,136
Capital One Financial Corp.	30,803	3,259,573
Discover Financial Services	21,957	2,206,459
Synchrony Financial	39,554	1,295,394
		14,033,562
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	141,857	39,833,446
Insurance - 2.1%
AFLAC, Inc.	46,398	2,756,969
Allstate Corp.	21,511	2,592,076
American International Group, Inc.	62,080	3,212,640
Aon PLC	16,654	4,650,796
Arthur J. Gallagher & Co.	16,445	2,985,919
Assurant, Inc.	4,247	673,107
Brown & Brown, Inc.	18,539	1,168,699
Chubb Ltd.	33,213	6,278,918
Cincinnati Financial Corp.	11,788	1,142,964
Everest Re Group Ltd.	3,078	828,136
Globe Life, Inc.	7,120	691,993
Hartford Financial Services Group, Inc.	25,709	1,653,346
Lincoln National Corp.	12,599	580,310
Loews Corp.	15,324	847,570
Marsh & McLennan Companies, Inc.	39,356	6,350,878
MetLife, Inc.	54,193	3,486,236
Principal Financial Group, Inc. (a)	18,549	1,386,723
Progressive Corp.	45,899	5,629,512
Prudential Financial, Inc.	29,369	2,812,082
The Travelers Companies, Inc.	18,793	3,037,701
W.R. Berkley Corp.	16,558	1,072,958
Willis Towers Watson PLC	8,715	1,802,523
		55,642,056
TOTAL FINANCIALS		283,909,529
HEALTH CARE - 14.0%
Biotechnology - 2.0%
AbbVie, Inc.	138,564	18,631,315
Amgen, Inc.	41,878	10,063,283
Biogen, Inc. (b)	11,445	2,236,124
Gilead Sciences, Inc.	98,340	6,241,640
Incyte Corp. (b)	14,870	1,047,294
Moderna, Inc. (b)	27,138	3,589,543
Regeneron Pharmaceuticals, Inc. (b)	8,472	4,922,740
Vertex Pharmaceuticals, Inc. (b)	20,061	5,652,387
		52,384,326
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	137,307	14,094,564
Abiomed, Inc. (b)	3,565	924,333
Align Technology, Inc. (b)	5,772	1,406,636
Baxter International, Inc.	39,344	2,260,706
Becton, Dickinson & Co.	22,360	5,644,111
Boston Scientific Corp. (b)	112,153	4,520,887
Dentsply Sirona, Inc.	16,924	554,599
DexCom, Inc. (b)	30,701	2,523,929
Edwards Lifesciences Corp. (b)	48,790	4,395,979
Hologic, Inc. (b)	19,654	1,327,824
IDEXX Laboratories, Inc. (b)	6,569	2,283,516
Intuitive Surgical, Inc. (b)	28,164	5,794,461
Medtronic PLC	105,199	9,249,096
ResMed, Inc.	11,444	2,516,764
STERIS PLC	7,822	1,575,194
Stryker Corp.	26,402	5,417,690
Teleflex, Inc.	3,715	840,556
The Cooper Companies, Inc.	3,873	1,113,255
Zimmer Biomet Holdings, Inc.	16,378	1,741,309
		68,185,409
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	11,768	1,724,718
Cardinal Health, Inc.	21,257	1,503,295
Centene Corp. (b)	45,885	4,117,720
Cigna Corp.	24,886	7,053,937
CVS Health Corp.	102,823	10,092,077
DaVita HealthCare Partners, Inc. (b)	4,748	404,957
Elevance Health, Inc.	18,908	9,172,460
HCA Holdings, Inc.	17,836	3,529,209
Henry Schein, Inc. (b)	10,844	796,058
Humana, Inc.	9,920	4,779,258
Laboratory Corp. of America Holdings	7,235	1,629,828
McKesson Corp.	11,401	4,184,167
Molina Healthcare, Inc. (b)	4,605	1,553,589
Quest Diagnostics, Inc.	9,259	1,160,245
UnitedHealth Group, Inc.	73,565	38,204,511
Universal Health Services, Inc. Class B	5,320	520,509
		90,426,538
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	23,489	3,012,464
Bio-Rad Laboratories, Inc. Class A (b)	1,699	824,083
Bio-Techne Corp.	3,053	1,013,016
Charles River Laboratories International, Inc. (b)	4,016	824,284
Danaher Corp.	50,772	13,703,871
Illumina, Inc. (b)	12,282	2,476,542
IQVIA Holdings, Inc. (b)	14,832	3,154,173
Mettler-Toledo International, Inc. (b)	1,772	2,148,479
PerkinElmer, Inc.	9,910	1,338,445
Thermo Fisher Scientific, Inc.	30,709	16,746,232
Waters Corp. (b)	4,706	1,405,212
West Pharmaceutical Services, Inc.	5,787	1,716,945
		48,363,746
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	166,910	11,251,403
Catalent, Inc. (b)	13,996	1,231,648
Eli Lilly & Co.	61,843	18,628,967
Johnson & Johnson	206,318	33,287,346
Merck & Co., Inc.	198,277	16,924,925
Organon & Co.	19,941	568,917
Pfizer, Inc.	439,980	19,900,295
Viatris, Inc.	95,926	916,093
Zoetis, Inc. Class A	36,914	5,778,148
		108,487,742
TOTAL HEALTH CARE		367,847,761
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	18,073	4,137,452
Howmet Aerospace, Inc.	29,640	1,050,145
Huntington Ingalls Industries, Inc.	3,158	727,161
L3Harris Technologies, Inc.	15,109	3,447,723
Lockheed Martin Corp.	18,582	7,806,484
Northrop Grumman Corp.	11,468	5,481,589
Raytheon Technologies Corp.	116,651	10,469,427
Textron, Inc.	16,744	1,044,491
The Boeing Co. (b)	43,627	6,991,227
TransDigm Group, Inc.	4,054	2,433,981
		43,589,680
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	9,914	1,131,683
Expeditors International of Washington, Inc.	13,179	1,355,987
FedEx Corp.	18,700	3,942,147
United Parcel Service, Inc. Class B	57,591	11,202,025
		17,631,842
Airlines - 0.2%
Alaska Air Group, Inc. (b)	9,631	419,526
American Airlines Group, Inc. (a)(b)	51,023	662,789
Delta Air Lines, Inc. (b)	50,013	1,553,904
Southwest Airlines Co. (b)	46,563	1,708,862
United Airlines Holdings, Inc. (b)	25,730	900,807
		5,245,888
Building Products - 0.4%
A.O. Smith Corp.	10,167	573,927
Allegion PLC	6,945	660,470
Carrier Global Corp.	66,406	2,597,803
Fortune Brands Home & Security, Inc.	10,320	633,958
Johnson Controls International PLC	54,489	2,950,034
Masco Corp.	18,353	933,617
Trane Technologies PLC	18,311	2,821,176
		11,170,985
Commercial Services & Supplies - 0.5%
Cintas Corp.	6,805	2,768,546
Copart, Inc. (b)	16,853	2,016,461
Republic Services, Inc.	16,284	2,324,052
Rollins, Inc.	17,797	600,827
Waste Management, Inc.	29,950	5,062,449
		12,772,335
Construction & Engineering - 0.1%
Quanta Services, Inc.	11,323	1,599,940
Electrical Equipment - 0.5%
AMETEK, Inc.	18,193	2,186,071
Eaton Corp. PLC	31,299	4,276,695
Emerson Electric Co.	46,574	3,806,959
Generac Holdings, Inc. (b)	4,968	1,094,997
Rockwell Automation, Inc.	9,082	2,151,889
		13,516,611
Industrial Conglomerates - 0.8%
3M Co. (a)	44,621	5,548,621
General Electric Co.	86,347	6,341,324
Honeywell International, Inc.	53,382	10,107,882
		21,997,827
Machinery - 1.6%
Caterpillar, Inc.	41,828	7,726,050
Cummins, Inc.	11,037	2,377,039
Deere & Co.	21,894	7,996,784
Dover Corp.	11,316	1,414,047
Fortive Corp.	28,124	1,781,093
IDEX Corp.	6,003	1,207,864
Illinois Tool Works, Inc.	22,214	4,327,954
Ingersoll Rand, Inc.	32,043	1,517,877
Nordson Corp.	4,230	960,929
Otis Worldwide Corp.	33,083	2,389,254
PACCAR, Inc.	27,205	2,380,710
Parker Hannifin Corp.	10,056	2,664,840
Pentair PLC	13,025	579,613
Snap-On, Inc.	4,179	910,437
Stanley Black & Decker, Inc.	11,895	1,047,950
Westinghouse Air Brake Tech Co.	14,392	1,261,459
Xylem, Inc.	14,042	1,279,226
		41,823,126
Professional Services - 0.3%
Equifax, Inc.	9,562	1,804,828
Jacobs Solutions, Inc.	10,030	1,249,537
Leidos Holdings, Inc.	10,807	1,027,205
Nielsen Holdings PLC	28,526	794,164
Robert Half International, Inc.	8,553	658,324
Verisk Analytics, Inc.	12,431	2,326,586
		7,860,644
Road & Rail - 0.9%
CSX Corp.	170,488	5,395,945
J.B. Hunt Transport Services, Inc.	6,537	1,137,569
Norfolk Southern Corp.	18,691	4,544,343
Old Dominion Freight Lines, Inc.	7,232	1,962,837
Union Pacific Corp.	49,241	11,055,097
		24,095,791
Trading Companies & Distributors - 0.2%
Fastenal Co.	45,003	2,265,001
United Rentals, Inc. (b)	5,640	1,647,106
W.W. Grainger, Inc.	3,359	1,864,043
		5,776,150
TOTAL INDUSTRIALS		207,080,819
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	17,624	2,112,765
Cisco Systems, Inc.	325,825	14,570,894
F5, Inc. (b)	4,796	753,260
Juniper Networks, Inc.	25,223	716,838
Motorola Solutions, Inc.	13,102	3,189,158
		21,342,915
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	46,821	3,442,748
CDW Corp.	10,650	1,817,955
Corning, Inc.	59,375	2,037,750
Keysight Technologies, Inc. (b)	14,223	2,331,007
TE Connectivity Ltd.	25,249	3,186,676
Teledyne Technologies, Inc. (b)	3,672	1,352,618
Trimble, Inc. (b)	19,521	1,234,703
Zebra Technologies Corp. Class A (b)	4,122	1,243,360
		16,646,817
IT Services - 4.4%
Accenture PLC Class A	49,668	14,327,231
Akamai Technologies, Inc. (b)	12,657	1,142,674
Automatic Data Processing, Inc.	32,764	8,007,849
Broadridge Financial Solutions, Inc.	9,171	1,569,800
Cognizant Technology Solutions Corp. Class A	40,773	2,575,630
DXC Technology Co. (b)	19,308	478,452
EPAM Systems, Inc. (b)	4,470	1,906,455
Fidelity National Information Services, Inc.	47,900	4,376,623
Fiserv, Inc. (b)	45,625	4,616,794
FleetCor Technologies, Inc. (b)	6,089	1,294,095
Gartner, Inc. (b)	6,324	1,804,364
Global Payments, Inc.	22,034	2,737,284
IBM Corp.	70,525	9,058,936
Jack Henry & Associates, Inc.	5,756	1,106,303
MasterCard, Inc. Class A	67,338	21,842,427
Paychex, Inc.	25,168	3,104,221
PayPal Holdings, Inc. (b)	90,831	8,487,249
VeriSign, Inc. (b)	7,514	1,369,201
Visa, Inc. Class A	129,046	25,642,731
		115,448,319
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (b)	127,100	10,786,977
Analog Devices, Inc.	41,058	6,221,519
Applied Materials, Inc.	69,304	6,519,427
Broadcom, Inc.	32,017	15,980,005
Enphase Energy, Inc. (b)	10,574	3,028,817
Intel Corp.	320,650	10,235,148
KLA Corp.	11,709	4,029,418
Lam Research Corp.	10,885	4,766,650
Microchip Technology, Inc.	43,536	2,840,724
Micron Technology, Inc.	87,589	4,951,406
Monolithic Power Systems, Inc.	3,454	1,565,284
NVIDIA Corp.	196,365	29,639,333
NXP Semiconductors NV	20,584	3,387,715
onsemi (b)	33,959	2,335,360
Qorvo, Inc. (b)	8,525	765,375
Qualcomm, Inc.	87,833	11,617,671
Skyworks Solutions, Inc.	12,530	1,234,832
SolarEdge Technologies, Inc. (b)	4,365	1,204,609
Teradyne, Inc.	12,468	1,055,292
Texas Instruments, Inc.	72,305	11,945,509
		134,111,071
Software - 8.8%
Adobe, Inc. (b)	37,058	13,838,940
ANSYS, Inc. (b)	6,842	1,698,869
Autodesk, Inc. (b)	17,049	3,439,465
Cadence Design Systems, Inc. (b)	21,618	3,756,560
Ceridian HCM Holding, Inc. (b)	10,865	647,989
Citrix Systems, Inc.	9,702	997,075
Fortinet, Inc. (b)	52,118	2,537,625
Intuit, Inc.	22,188	9,580,335
Microsoft Corp.	586,457	153,340,912
NortonLifeLock, Inc.	45,206	1,021,204
Oracle Corp.	123,466	9,155,004
Paycom Software, Inc. (b)	3,757	1,319,458
PTC, Inc. (b)	8,260	948,991
Roper Technologies, Inc.	8,296	3,339,804
Salesforce.com, Inc. (b)	77,929	12,166,275
ServiceNow, Inc. (b)	15,728	6,835,703
Synopsys, Inc. (b)	12,010	4,155,700
Tyler Technologies, Inc. (b)	3,236	1,202,206
		229,982,115
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	1,205,645	189,551,511
Hewlett Packard Enterprise Co.	101,390	1,378,904
HP, Inc.	82,415	2,366,135
NetApp, Inc.	17,489	1,261,482
Seagate Technology Holdings PLC	15,612	1,045,380
Western Digital Corp. (b)	24,715	1,044,456
		196,647,868
TOTAL INFORMATION TECHNOLOGY		714,179,105
MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	17,401	4,392,882
Albemarle Corp.	9,159	2,454,246
Celanese Corp. Class A	8,555	948,407
CF Industries Holdings, Inc.	16,380	1,694,675
Corteva, Inc.	56,739	3,485,477
Dow, Inc.	57,053	2,909,703
DuPont de Nemours, Inc.	39,789	2,213,860
Eastman Chemical Co.	10,083	917,553
Ecolab, Inc.	19,479	3,191,245
FMC Corp.	9,894	1,069,344
International Flavors & Fragrances, Inc.	19,929	2,201,756
Linde PLC	39,478	11,166,747
LyondellBasell Industries NV Class A	20,205	1,677,015
PPG Industries, Inc.	18,472	2,345,575
Sherwin-Williams Co.	18,774	4,357,445
The Mosaic Co.	28,458	1,533,032
		46,558,962
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,895	1,702,040
Vulcan Materials Co.	10,394	1,730,497
		3,432,537
Containers & Packaging - 0.3%
Amcor PLC	117,967	1,416,784
Avery Dennison Corp.	6,445	1,183,431
Ball Corp.	25,221	1,407,584
International Paper Co.	29,266	1,218,051
Packaging Corp. of America	7,401	1,013,345
Sealed Air Corp.	11,464	616,878
WestRock Co.	19,989	811,354
		7,667,427
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	113,580	3,361,968
Newmont Corp.	62,123	2,569,407
Nucor Corp.	20,830	2,769,140
		8,700,515
TOTAL MATERIALS		66,359,441
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	11,623	1,782,968
American Tower Corp.	36,436	9,256,566
AvalonBay Communities, Inc.	10,920	2,193,937
Boston Properties, Inc.	11,282	896,129
Camden Property Trust (SBI)	8,417	1,081,669
Crown Castle International Corp.	33,950	5,799,679
Digital Realty Trust, Inc. (a)	22,276	2,753,982
Duke Realty Corp.	30,060	1,769,031
Equinix, Inc.	7,140	4,693,622
Equity Residential (SBI)	26,965	1,973,299
Essex Property Trust, Inc.	5,132	1,360,288
Extra Space Storage, Inc.	10,498	2,086,268
Federal Realty Investment Trust (SBI)	5,564	563,466
Healthpeak Properties, Inc.	42,665	1,119,956
Host Hotels & Resorts, Inc.	55,701	989,807
Iron Mountain, Inc. (a)	22,897	1,204,611
Kimco Realty Corp.	48,931	1,031,465
Mid-America Apartment Communities, Inc.	9,082	1,504,615
Prologis (REIT), Inc.	58,055	7,228,428
Public Storage	11,974	3,961,358
Realty Income Corp.	47,130	3,218,036
Regency Centers Corp.	12,209	742,796
SBA Communications Corp. Class A	8,439	2,744,785
Simon Property Group, Inc.	25,697	2,620,580
UDR, Inc.	23,656	1,061,445
Ventas, Inc.	31,349	1,500,363
VICI Properties, Inc.	75,846	2,502,160
Vornado Realty Trust	12,305	322,637
Welltower Op	35,527	2,723,145
Weyerhaeuser Co.	58,206	1,988,317
		72,675,408
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	25,527	2,015,612
TOTAL REAL ESTATE		74,691,020
UTILITIES - 3.1%
Electric Utilities - 2.0%
Alliant Energy Corp.	19,641	1,198,887
American Electric Power Co., Inc.	40,481	4,056,196
Constellation Energy Corp.	25,617	2,090,091
Duke Energy Corp.	60,379	6,455,119
Edison International	29,775	2,017,852
Entergy Corp.	15,892	1,832,348
Evergy, Inc.	18,069	1,238,269
Eversource Energy	26,956	2,417,684
Exelon Corp.	76,846	3,374,308
FirstEnergy Corp.	44,577	1,763,020
NextEra Energy, Inc.	154,070	13,105,194
NRG Energy, Inc.	18,664	770,450
Pinnacle West Capital Corp.	8,953	674,609
PPL Corp.	57,771	1,679,981
Southern Co.	83,403	6,427,869
Xcel Energy, Inc.	42,652	3,166,911
		52,268,788
Gas Utilities - 0.0%
Atmos Energy Corp.	10,843	1,229,379
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	52,791	1,343,531
Multi-Utilities - 0.9%
Ameren Corp.	20,166	1,867,775
CenterPoint Energy, Inc.	49,388	1,557,204
CMS Energy Corp.	22,668	1,530,997
Consolidated Edison, Inc.	27,742	2,711,503
Dominion Energy, Inc.	63,713	5,211,723
DTE Energy Co.	15,128	1,971,784
NiSource, Inc.	31,803	938,507
Public Service Enterprise Group, Inc.	39,051	2,513,322
Sempra Energy	24,657	4,067,665
WEC Energy Group, Inc.	24,675	2,544,980
		24,915,460
Water Utilities - 0.1%
American Water Works Co., Inc.	14,198	2,107,693
TOTAL UTILITIES		81,864,851
TOTAL COMMON STOCKS (Cost $2,234,357,730)		2,613,628,598

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $497,520)	500,000	493,791

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	8,606,365	8,608,086
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	11,850,406	11,851,592
TOTAL MONEY MARKET FUNDS (Cost $20,459,678)		20,459,678

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,255,314,928)	2,634,582,067
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,143,859)
NET ASSETS - 100.0%	2,629,438,208

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	79	Sep 2022	15,628,175	(203,840)	(203,840)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $493,791.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,182,978	245,089,410	238,664,301	58,148	-	(1)	8,608,086	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	970,387	41,978,530	31,097,325	3,794	-	-	11,851,592	0.0%
Total	3,153,365	287,067,940	269,761,626	61,942	-	(1)	20,459,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	220,010,434	220,010,434	-	-
Consumer Discretionary	298,781,105	298,781,105	-	-
Consumer Staples	176,853,010	176,853,010	-	-
Energy	122,051,523	122,051,523	-	-
Financials	283,909,529	283,909,529	-	-
Health Care	367,847,761	367,847,761	-	-
Industrials	207,080,819	207,080,819	-	-
Information Technology	714,179,105	714,179,105	-	-
Materials	66,359,441	66,359,441	-	-
Real Estate	74,691,020	74,691,020	-	-
Utilities	81,864,851	81,864,851	-	-

U.S. Government and Government Agency Obligations	493,791	-	493,791	-

Money Market Funds	20,459,678	20,459,678	-	-
Total Investments in Securities:	2,634,582,067	2,634,088,276	493,791	-
Derivative Instruments:

Liabilities
Futures Contracts	(203,840)	(203,840)	-	-
Total Liabilities	(203,840)	(203,840)	-	-
Total Derivative Instruments:	(203,840)	(203,840)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(203,840)
Total Equity Risk	0	(203,840)
Total Value of Derivatives	0	(203,840)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,511,917) - See accompanying schedule:	$2,614,122,389
Unaffiliated issuers (cost $2,234,855,250)
Fidelity Central Funds (cost $20,459,678)	20,459,678

Total Investment in Securities (cost $2,255,314,928)		$2,634,582,067
Segregated cash with brokers for derivative instruments		161,139
Receivable for fund shares sold		3,862,069
Dividends receivable		4,294,317
Distributions receivable from Fidelity Central Funds		12,719
Total assets		2,642,912,311
Liabilities
Payable for fund shares redeemed	$1,522,121
Payable for daily variation margin on futures contracts	100,297
Collateral on securities loaned	11,851,685
Total Liabilities		13,474,103
Net Assets		$2,629,438,208
Net Assets consist of:
Paid in capital		$2,270,107,391
Total accumulated earnings (loss)		359,330,817
Net Assets		$2,629,438,208
Net Asset Value , offering price and redemption price per share ($2,629,438,208 ÷ 155,494,154 shares)		$16.91

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$21,996,153
Interest		3,886
Income from Fidelity Central Funds (including $3,794 from security lending)		61,942
Total Income		22,061,981
Expenses
Independent trustees' fees and expenses	4,328
Interest	3,823
Total expenses before reductions	8,151
Expense reductions	(14)
Total expenses after reductions		8,137
Net Investment income (loss)		22,053,844
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,456,847)
Futures contracts	221,125
Total net realized gain (loss)		(16,235,722)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(251,863,441)
Fidelity Central Funds	(1)
Futures contracts	(342,021)
Total change in net unrealized appreciation (depreciation)		(252,205,463)
Net gain (loss)		(268,441,185)
Net increase (decrease) in net assets resulting from operations		$(246,387,341)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,053,844	$33,067,650
Net realized gain (loss)	(16,235,722)	817,533
Change in net unrealized appreciation (depreciation)	(252,205,463)	257,089,594
Net increase (decrease) in net assets resulting from operations	(246,387,341)	290,974,777
Distributions to shareholders	(19,422,509)	(32,960,793)
Share transactions
Proceeds from sales of shares	631,522,428	1,535,656,043
Reinvestment of distributions	13,353,131	22,749,290
Cost of shares redeemed	(510,158,614)	(744,296,057)
Net increase (decrease) in net assets resulting from share transactions	134,716,945	814,109,276
Total increase (decrease) in net assets	(131,092,905)	1,072,123,260

Net Assets
Beginning of period	2,760,531,113	1,688,407,853
End of period	$2,629,438,208	$2,760,531,113

Other Information
Shares
Sold	35,795,263	82,535,630
Issued in reinvestment of distributions	765,402	1,209,622
Redeemed	(28,800,283)	(39,738,052)
Net increase (decrease)	7,760,382	44,007,200

Fidelity Flex® 500 Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018 B
Selected Per-Share Data
Net asset value, beginning of period	$18.69	$16.28	$12.62	$11.88	$11.58	$10.00
Income from Investment Operations
Net investment income (loss) C,D	.14	.26	.24	.26	.24	.22
Net realized and unrealized gain (loss)	(1.79)	2.41	3.66	.73	.29	1.47
Total from investment operations	(1.65)	2.67	3.90	.99	.53	1.69
Distributions from net investment income	(.13)	(.24)	(.24)	(.25)	(.19)	(.10)
Distributions from net realized gain	-	(.02)	-	-	(.04)	(.01)
Total distributions	(.13)	(.26)	(.24)	(.25)	(.23)	(.11)
Net asset value, end of period	$16.91	$18.69	$16.28	$12.62	$11.88	$11.58
Total Return E,F	(8.86)%	16.38%	31.31%	8.26%	4.67%	16.91%
Ratios to Average Net Assets D,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-% J
Net investment income (loss)	1.63% J	1.38%	1.69%	1.98%	2.05%	2.04% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,629,438	$2,760,531	$1,688,408	$846,477	$553,837	$26,382
Portfolio turnover rate K	8% J	2%	6%	3%	8% L	10% J

A For the year ended February 29.

B For the period March 9, 2017 (commencement of operations) through February 28, 2018.

C Calculated based on average shares outstanding during the period.

D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 555,780,781
Gross unrealized depreciation	(203,983,381)
Net unrealized appreciation (depreciation)	$351,797,400
Tax cost	$2,282,580,827

The Fund elected to defer to its next fiscal year approximately $352,305 of capital losses recognized during the period November 1, 2021 to February 28, 2022.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	242,140,888	108,680,649
6.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Flex 500 Index Fund	Borrower	$ 16,294,286	1.21%	$ 3,823

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex 500 Index Fund	$ -	$ -
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity Flex® 500 Index Fund	-%- D
Actual		$ 1,000	$ 911.40	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

1.9881570.105
Z5I-SANN-1022
Fidelity® Total Market Index Fund
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund

Semi-Annual Report
August 31, 2022

Contents

Fidelity® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.1
Microsoft Corp.	5.0
Amazon.com, Inc.	2.8
Tesla, Inc.	1.8
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.5
Berkshire Hathaway, Inc. Class B	1.3
UnitedHealth Group, Inc.	1.2
Johnson & Johnson	1.1
Exxon Mobil Corp.	1.0
23.5

Market Sectors (% of Fund's net assets)

Information Technology	26.1
Health Care	13.9
Financials	11.6
Consumer Discretionary	11.5
Industrials	8.8
Communication Services	7.7
Consumer Staples	6.2
Energy	4.7
Real Estate	3.5
Utilities	3.0
Materials	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.1%

Fidelity® Total Market Index Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	30,350	1,288,358
AST SpaceMobile, Inc. (a)(b)	79,690	957,874
AT&T, Inc.	11,736,730	205,862,244
ATN International, Inc.	17,036	798,137
Bandwidth, Inc. (a)	37,243	577,267
Charge Enterprises, Inc. (a)(b)	255,781	621,548
Cogent Communications Group, Inc.	67,315	3,584,524
Consolidated Communications Holdings, Inc. (a)	110,609	634,896
EchoStar Holding Corp. Class A (a)(b)	69,893	1,286,730
Frontier Communications Parent, Inc. (a)	337,490	8,693,742
Globalstar, Inc. (a)(b)	1,067,098	2,134,196
IDT Corp. Class B (a)	31,682	810,109
Iridium Communications, Inc. (a)	214,179	9,507,406
Liberty Global PLC:
Class A (a)	197,552	3,990,550
Class C (a)	569,367	12,133,211
Liberty Latin America Ltd.:
Class A (a)	54,858	384,006
Class C (a)	264,040	1,840,359
Lumen Technologies, Inc.	1,520,995	15,149,110
Ooma, Inc. (a)	34,826	421,395
Radius Global Infrastructure, Inc. (a)	119,650	1,647,581
Starry Group Holdings, Inc. Class A (a)(b)	280,078	630,176
Verizon Communications, Inc.	6,884,235	287,829,865
		560,783,284
Entertainment - 1.3%
Activision Blizzard, Inc.	1,276,946	100,227,492
AMC Entertainment Holdings, Inc. Class A (a)(b)	843,665	7,694,225
Ballantyne of Omaha, Inc. (a)	23,510	56,189
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,217	139,628
Cinedigm Corp. (a)(b)	172,863	93,363
Cinemark Holdings, Inc. (a)	166,755	2,347,910
CuriosityStream, Inc. Class A (a)(b)	37,463	63,687
Dolphin Entertainment, Inc. (a)(b)	7,242	30,416
Electronic Arts, Inc.	459,992	58,359,185
Gaia, Inc. Class A (a)	15,337	50,612
Genius Brands International, Inc. (a)(b)	425,203	306,146
Golden Matrix Group, Inc. (a)	4,379	16,421
Lions Gate Entertainment Corp.:
Class A (a)	179,930	1,772,311
Class B (a)	119,348	1,113,517
Live Nation Entertainment, Inc. (a)	223,911	20,232,598
LiveOne, Inc. (a)(b)	76,855	76,847
Madison Square Garden Entertainment Corp. (a)(b)	41,498	2,305,629
Madison Square Garden Sports Corp. (a)	28,500	4,567,695
Marcus Corp.	41,151	662,120
Motorsport Games, Inc. Class A (a)	3,147	2,010
Netflix, Inc. (a)	728,129	162,780,519
Playstudios, Inc. Class A (a)(b)	122,479	443,374
Playtika Holding Corp. (a)	164,283	1,729,900
Reading International, Inc. Class A (a)	27,398	110,688
Reservoir Media, Inc. (a)(b)	52,019	340,724
Roku, Inc. Class A (a)	196,292	13,347,856
Sciplay Corp. (A Shares) (a)	39,902	486,405
Skillz, Inc. (a)(b)	406,553	540,715
Take-Two Interactive Software, Inc. (a)	258,372	31,666,072
The Walt Disney Co. (a)	2,987,871	334,880,582
Warner Bros Discovery, Inc. (a)	3,623,092	47,969,738
Warner Music Group Corp. Class A	185,537	4,966,825
World Wrestling Entertainment, Inc. Class A (b)	74,183	5,045,186
		804,426,585
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	9,900,250	1,071,405,055
Class C (a)	9,004,886	982,883,307
Angi, Inc. (a)(b)	120,975	491,159
Autoweb, Inc. (a)	6,653	2,581
Bumble, Inc. (a)	116,568	2,920,028
BuzzFeed, Inc. (a)(b)	21,874	33,905
CarGurus, Inc. Class A (a)	140,803	2,633,016
Cars.com, Inc. (a)	110,752	1,412,088
Creatd, Inc. (a)(b)	3,582	1,871
DHI Group, Inc. (a)	99,689	508,414
Eventbrite, Inc. (a)(b)	126,087	896,479
EverQuote, Inc. Class A (a)	31,519	272,639
fuboTV, Inc. (a)(b)	302,238	1,094,102
IAC (a)	135,749	8,724,588
Izea Worldwide, Inc. (a)(b)	76,210	65,106
Kubient, Inc. (a)(b)	10,430	13,350
Liberty TripAdvisor Holdings, Inc. (a)	107,591	129,109
Match Group, Inc. (a)	467,409	26,422,631
MediaAlpha, Inc. Class A (a)	32,872	274,481
Meta Platforms, Inc. Class A (a)	3,761,388	612,842,947
Nextdoor Holdings, Inc. (a)(b)	139,333	443,079
Outbrain, Inc. (a)(b)	11,828	52,161
Pinterest, Inc. Class A (a)	940,398	21,666,770
QuinStreet, Inc. (a)	77,397	929,538
Shutterstock, Inc.	39,252	2,174,953
Snap, Inc. Class A (a)	1,785,044	19,421,279
Society Pass, Inc. (b)	4,312	8,150
Super League Gaming, Inc. (a)(b)	63,028	56,101
System1, Inc. (a)(b)	182,644	2,018,216
The Arena Group Holdings, Inc. (b)	16,866	177,430
Travelzoo, Inc. (a)	7,598	44,296
TripAdvisor, Inc. (a)	160,194	3,812,617
TrueCar, Inc. (a)	153,372	334,351
Twitter, Inc. (a)	1,250,679	48,463,811
Vimeo, Inc. (a)	248,101	1,468,758
Vinco Ventures, Inc. (a)(b)	251,397	243,855
Wejo Group Ltd. (a)(b)	49,984	56,482
Yelp, Inc. (a)	108,283	3,700,030
Zedge, Inc. (a)	20,075	56,812
Ziff Davis, Inc. (a)	78,337	6,053,883
ZipRecruiter, Inc. (a)	18,444	307,646
Zoominfo Technologies, Inc. (a)	492,759	22,381,114
		2,846,898,188
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)	104,712	276,440
Advantage Solutions, Inc. Class A (a)(b)	170,835	621,839
Altice U.S.A., Inc. Class A (a)	371,068	3,710,680
AMC Networks, Inc. Class A (a)	47,913	1,283,589
Audacy, Inc. Class A (a)	191,452	105,605
Boston Omaha Corp. (a)(b)	27,653	741,930
Cable One, Inc.	7,997	9,076,595
Cardlytics, Inc. (a)	53,560	709,134
Cbdmd, Inc. (a)(b)	50,529	20,166
Charter Communications, Inc. Class A (a)	189,733	78,289,528
Clear Channel Outdoor Holdings, Inc. (a)	740,980	1,185,568
Comcast Corp. Class A	7,332,412	265,359,990
comScore, Inc. (a)(b)	92,260	201,127
Cumulus Media, Inc. (a)	27,829	259,366
Daily Journal Corp. (a)(b)	1,984	518,221
DallasNews Corp.	3,909	31,272
Digital Media Solutions, Inc. Class A (a)(b)	25,067	32,336
DISH Network Corp. Class A (a)	405,172	7,029,734
E.W. Scripps Co. Class A (a)	95,768	1,431,732
Emerald Holding, Inc. (a)	42,037	161,002
Entravision Communication Corp. Class A	94,991	482,554
Fluent, Inc. (a)	74,191	118,706
Fox Corp.:
Class A	627,602	21,451,436
Class B	109,235	3,454,011
Gannett Co., Inc. (a)(b)	219,560	509,379
Gray Television, Inc.	143,029	2,731,854
Hemisphere Media Group, Inc. (a)	34,654	253,321
iHeartMedia, Inc. (a)	179,686	1,590,221
Innovid Corp. (a)(b)	106,610	391,259
Insignia Systems, Inc. (a)(b)	507	3,650
Integral Ad Science Holding Corp. (a)	23,383	190,104
Interpublic Group of Companies, Inc.	640,723	17,709,584
John Wiley & Sons, Inc. Class A	71,807	3,305,276
Lee Enterprises, Inc. (a)	8,452	168,195
Liberty Broadband Corp.:
Class A (a)	25,365	2,557,299
Class C (a)	227,287	23,115,088
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	24,095	677,070
Liberty Braves Class C (a)	62,805	1,717,089
Liberty Formula One Group Series C (a)	337,657	21,501,998
Liberty Media Class A (a)	32,992	1,917,825
Liberty SiriusXM Series A (a)(b)	34,066	1,415,102
Liberty SiriusXM Series C (a)	356,345	14,738,429
Loyalty Ventures, Inc. (a)	31,511	66,488
Magnite, Inc. (a)	192,035	1,446,024
Marchex, Inc. Class B (a)	35,256	72,980
Mediaco Holding, Inc. (a)	178	518
National CineMedia, Inc. (b)	107,997	133,916
News Corp.:
Class A	682,104	11,541,200
Class B	191,837	3,307,270
Nexstar Broadcasting Group, Inc. Class A	66,178	12,661,175
Nextplay Technologies, Inc. (a)	100,008	26,662
Omnicom Group, Inc.	339,720	22,727,268
Paramount Global:
Class A (b)	69,669	1,840,655
Class B	929,418	21,739,087
PubMatic, Inc. (a)(b)	65,245	1,276,845
Saga Communications, Inc. Class A	7,361	204,857
Salem Communications Corp. Class A (a)	7,646	18,350
Scholastic Corp.	50,277	2,308,217
Sinclair Broadcast Group, Inc. Class A	77,434	1,710,517
Sirius XM Holdings, Inc. (b)	1,475,030	8,982,933
Stagwell, Inc. (a)	119,050	807,159
TechTarget, Inc. (a)	42,643	2,767,531
TEGNA, Inc.	359,293	7,688,870
The New York Times Co. Class A	274,513	8,369,901
Thryv Holdings, Inc. (a)	25,563	653,902
Townsquare Media, Inc. (a)	9,598	83,503
Urban One, Inc.:
Class A (a)	10,957	59,825
Class D (non-vtg.) (a)	38,819	162,652
WideOpenWest, Inc. (a)	83,183	1,480,657
		603,184,266
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	106,885	1,588,311
KORE Group Holdings, Inc. (a)	79,518	237,759
NII Holdings, Inc. (a)(c)	149,032	38,748
Shenandoah Telecommunications Co.	78,495	1,749,654
Spok Holdings, Inc.	30,552	219,974
SurgePays, Inc. (a)(b)	1,668	7,022
T-Mobile U.S., Inc. (a)	967,881	139,336,149
Telephone & Data Systems, Inc.	161,500	2,627,605
U.S. Cellular Corp. (a)	28,689	820,219
		146,625,441
TOTAL COMMUNICATION SERVICES		4,961,917,764
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Adient PLC (a)	154,678	5,135,310
American Axle & Manufacturing Holdings, Inc. (a)	183,058	1,894,650
Aptiv PLC (a)	444,467	41,526,552
Autoliv, Inc.	128,986	10,033,821
BorgWarner, Inc.	391,628	14,764,376
Cooper-Standard Holding, Inc. (a)	28,839	225,809
Dana, Inc.	229,930	3,557,017
Dorman Products, Inc. (a)	46,380	4,204,347
Fox Factory Holding Corp. (a)	68,695	6,403,061
Garrett Motion, Inc. (a)(b)	92,281	635,816
Gentex Corp.	384,749	10,499,800
Gentherm, Inc. (a)	54,198	3,246,460
Holley, Inc. (a)(b)	64,299	364,575
Horizon Global Corp. (a)(b)	37,011	55,146
LCI Industries	40,937	4,743,370
Lear Corp.	97,640	13,536,810
Luminar Technologies, Inc. (a)(b)	365,408	3,149,817
Modine Manufacturing Co. (a)	81,089	1,214,713
Motorcar Parts of America, Inc. (a)(b)	29,851	443,586
Patrick Industries, Inc.	36,284	1,921,963
QuantumScape Corp. Class A (a)(b)	413,818	4,564,413
Solid Power, Inc. (a)	218,786	1,439,612
Standard Motor Products, Inc.	32,227	1,182,731
Stoneridge, Inc. (a)	43,731	830,889
Strattec Security Corp. (a)	4,907	133,961
Superior Industries International, Inc. (a)	42,371	211,008
Sypris Solutions, Inc. (a)	11,882	22,813
Tenneco, Inc. (a)	122,380	2,308,087
The Goodyear Tire & Rubber Co. (a)	453,337	6,360,318
Visteon Corp. (a)	45,106	5,405,052
XL Fleet Corp. (Class A) (a)(b)	173,152	193,930
XPEL, Inc. (a)(b)	26,707	1,830,231
		152,040,044
Automobiles - 2.1%
Arcimoto, Inc. (a)(b)	43,176	94,555
AYRO, Inc. (a)(b)	34,158	30,421
Canoo, Inc. (a)(b)	232,462	741,554
Faraday Future Intelligent Electric, Inc. (a)(b)	288,721	323,368
Fisker, Inc. (a)(b)	229,875	2,075,771
Ford Motor Co.	6,477,329	98,714,494
General Motors Co.	2,389,195	91,291,141
Harley-Davidson, Inc.	248,783	9,595,560
Lordstown Motors Corp. Class A (a)(b)	197,612	422,890
Lucid Group, Inc. Class A (a)(b)	924,927	14,188,380
Mullen Automotive, Inc. (a)(b)	374,606	249,862
Rivian Automotive, Inc.	262,108	8,573,553
Tesla, Inc. (a)	4,128,698	1,137,910,456
Thor Industries, Inc. (b)	89,486	7,249,261
Volcon, Inc. (b)	15,265	46,406
Winnebago Industries, Inc.	53,934	3,105,520
Workhorse Group, Inc. (a)(b)	231,756	725,396
		1,375,338,588
Distributors - 0.1%
Amcon Distributing Co.	152	29,638
Educational Development Corp.	5,163	16,367
Funko, Inc. (a)	41,454	923,181
Genuine Parts Co.	230,651	35,983,863
LKQ Corp.	426,478	22,697,159
Pool Corp.	65,055	22,066,005
Weyco Group, Inc.	9,583	245,325
		81,961,538
Diversified Consumer Services - 0.2%
2U, Inc. (a)	116,907	832,378
ADT, Inc.	455,717	3,322,177
Adtalem Global Education, Inc. (a)	77,585	2,924,179
American Public Education, Inc. (a)	28,012	289,364
Aspen Group, Inc. (a)	21,363	17,133
Bright Horizons Family Solutions, Inc. (a)	97,199	6,628,972
Carriage Services, Inc.	23,992	849,557
Chegg, Inc. (a)	228,511	4,497,096
Coursera, Inc. (a)	135,627	1,559,711
Duolingo, Inc. (a)(b)	36,831	3,462,851
European Wax Center, Inc. (b)	20,926	452,629
Frontdoor, Inc. (a)	135,535	3,182,362
Graham Holdings Co.	6,298	3,561,078
Grand Canyon Education, Inc. (a)	54,253	4,415,109
H&R Block, Inc.	255,103	11,479,635
Laureate Education, Inc. Class A	256,655	2,828,338
Lincoln Educational Services Corp. (a)	31,176	202,644
Mister Car Wash, Inc. (a)(b)	66,192	655,963
Nerdy, Inc. Class A (a)(b)	129,511	396,304
OneSpaWorld Holdings Ltd. (a)	94,442	832,034
Perdoceo Education Corp. (a)	108,375	1,254,983
PowerSchool Holdings, Inc. (a)(b)	63,397	1,141,146
Regis Corp. (a)(b)	39,837	55,772
Rover Group, Inc. Class A (a)(b)	131,248	500,055
Service Corp. International	263,306	16,248,613
StoneMor, Inc. (a)	110,712	380,849
Strategic Education, Inc.	37,303	2,413,504
Stride, Inc. (a)	69,044	2,633,338
Terminix Global Holdings, Inc. (a)	197,468	8,422,010
The Beachbody Co., Inc. (a)(b)	175,511	203,593
Udemy, Inc.	27,151	403,464
Universal Technical Institute, Inc. (a)	46,086	316,150
Vivint Smart Home, Inc. Class A (a)	79,191	495,736
WW International, Inc. (a)	79,747	416,279
Xpresspa Group, Inc. (a)(b)	140,249	145,859
Zovio, Inc. (a)(b)	36,795	9,640
		87,430,505
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	93,729	881,990
Airbnb, Inc. Class A (a)	629,486	71,207,456
Allied Esports Entertainment, Inc. (a)(b)	25,037	37,556
ARAMARK Holdings Corp.	414,155	14,789,475
Bally's Corp. (a)(b)	46,457	1,100,566
BBQ Holdings, Inc. (a)	12,714	218,554
Biglari Holdings, Inc.:
Class A (a)	174	114,840
Class B (a)	1,581	213,214
BJ's Restaurants, Inc. (a)	37,258	934,431
Bloomin' Brands, Inc.	130,439	2,637,477
Bluegreen Vacations Holding Corp. Class A	29,111	606,673
Booking Holdings, Inc. (a)	66,566	124,865,168
Bowlero Corp. Class A (a)(b)	92,010	1,087,558
Boyd Gaming Corp.	130,412	7,098,325
Brinker International, Inc. (a)	71,650	1,756,142
BurgerFi International, Inc. (a)	21,228	63,896
Caesars Entertainment, Inc. (a)	351,335	15,149,565
Carnival Corp. (a)(b)	1,594,843	15,087,215
Carrols Restaurant Group, Inc.	60,237	132,521
Century Casinos, Inc. (a)	39,038	287,710
Chipotle Mexican Grill, Inc. (a)	45,761	73,071,165
Choice Hotels International, Inc.	52,456	6,017,228
Churchill Downs, Inc.	55,800	10,997,622
Chuy's Holdings, Inc. (a)(b)	33,724	753,057
Cracker Barrel Old Country Store, Inc. (b)	37,077	4,002,091
Darden Restaurants, Inc.	205,560	25,429,828
Dave & Buster's Entertainment, Inc. (a)	66,331	2,742,124
Denny's Corp. (a)	103,084	974,144
Dine Brands Global, Inc.	28,616	1,905,826
Domino's Pizza, Inc.	58,907	21,905,157
Draftkings Holdings, Inc. (a)(b)	588,519	9,451,615
Drive Shack, Inc. (a)	119,769	129,351
Dutch Bros, Inc. (b)	43,286	1,579,939
Ebet, Inc. (a)(b)	3,383	6,292
El Pollo Loco Holdings, Inc. (a)	26,883	243,291
Esports Entertainment Group, Inc. (a)(b)	23,795	11,410
Everi Holdings, Inc. (a)	142,882	2,643,317
Expedia, Inc. (a)	247,205	25,375,593
F45 Training Holdings, Inc. (a)	37,234	93,085
FAT Brands, Inc. Class B	2,371	19,513
Fiesta Restaurant Group, Inc. (a)	35,860	239,186
First Watch Restaurant Group, Inc.	15,692	263,155
Full House Resorts, Inc. (a)	53,281	359,114
GAN Ltd. (a)	71,082	183,392
Golden Entertainment, Inc. (a)	31,438	1,202,818
Good Times Restaurants, Inc. (a)	5,599	16,461
Hall of Fame Resort & Entertainment Co. (a)(b)	89,097	70,984
Hilton Grand Vacations, Inc. (a)	142,465	5,809,723
Hilton Worldwide Holdings, Inc.	453,418	57,747,316
Hyatt Hotels Corp. Class A (a)	88,561	7,936,837
Inspired Entertainment, Inc. (a)	44,757	468,606
Jack in the Box, Inc.	35,134	2,805,801
Krispy Kreme, Inc.	53,506	628,696
Kura Sushi U.S.A., Inc. Class A (a)	6,490	485,192
Las Vegas Sands Corp. (a)	558,878	21,030,579
Life Time Group Holdings, Inc. (b)	68,768	814,901
Light & Wonder, Inc. Class A (a)	156,889	7,723,645
Lindblad Expeditions Holdings (a)	44,975	347,657
Lottery.Com, Inc. (a)(b)	82,135	29,248
Marriott International, Inc. Class A	449,481	69,103,209
Marriott Vacations Worldwide Corp.	68,223	9,716,320
McDonald's Corp.	1,211,394	305,610,478
Membership Collective Group, Inc. Class A (a)(b)	56,459	320,123
MGM Resorts International	599,487	19,567,256
Monarch Casino & Resort, Inc. (a)	20,944	1,264,808
Nathan's Famous, Inc.	6,187	402,155
Noodles & Co. (a)	63,938	303,706
Norwegian Cruise Line Holdings Ltd. (a)(b)	720,130	9,419,300
Papa John's International, Inc.	52,065	4,208,414
Penn Entertainment, Inc. (a)	269,254	8,408,802
Planet Fitness, Inc. (a)	137,154	9,292,184
Playa Hotels & Resorts NV (a)	219,671	1,441,042
PlayAGS, Inc. (a)	60,755	447,157
Portillo's, Inc. (b)	48,106	1,059,294
Potbelly Corp. (a)	36,935	200,926
Rave Restaurant Group, Inc. (a)	6,403	7,620
RCI Hospitality Holdings, Inc.	12,368	806,517
Red Robin Gourmet Burgers, Inc. (a)(b)	25,958	192,868
Red Rock Resorts, Inc.	93,175	3,561,149
Royal Caribbean Cruises Ltd. (a)	368,594	15,057,065
Rush Street Interactive, Inc. (a)	87,753	424,725
Ruth's Hospitality Group, Inc.	49,781	907,010
SeaWorld Entertainment, Inc. (a)	83,455	4,193,614
Shake Shack, Inc. Class A (a)	62,792	2,992,667
Six Flags Entertainment Corp. (a)	121,554	2,692,421
Sonder Holdings, Inc. (a)(b)	179,697	334,236
Starbucks Corp.	1,880,385	158,083,967
Sweetgreen, Inc. Class A	25,762	435,635
Target Hospitality Corp. (a)(b)	48,383	643,010
Texas Roadhouse, Inc. Class A	112,853	10,016,832
The Cheesecake Factory, Inc. (b)	76,873	2,353,851
The ONE Group Hospitality, Inc. (a)	36,136	258,011
Travel+Leisure Co.	139,005	5,893,812
Vacasa, Inc. Class A (a)	193,798	775,192
Vail Resorts, Inc.	65,663	14,753,163
Wendy's Co.	283,943	5,446,027
Wingstop, Inc.	47,979	5,462,889
Wyndham Hotels & Resorts, Inc.	150,464	9,831,318
Wynn Resorts Ltd. (a)	169,641	10,278,548
Xponential Fitness, Inc. (a)(b)	18,001	329,958
Yum! Brands, Inc.	468,362	52,100,589
		1,302,383,159
Household Durables - 0.4%
Aterian, Inc. (a)(b)	69,892	159,354
Bassett Furniture Industries, Inc.	12,880	245,493
Beazer Homes U.S.A., Inc. (a)	48,298	687,764
Cavco Industries, Inc. (a)	13,634	3,190,492
Century Communities, Inc.	47,715	2,227,813
Cricut, Inc. (a)(b)	65,540	408,970
D.R. Horton, Inc.	525,565	37,393,950
Dixie Group, Inc. (a)	7,832	8,850
Dream Finders Homes, Inc. (a)(b)	29,284	361,657
Emerson Radio Corp. (a)	16,730	10,891
Ethan Allen Interiors, Inc.	37,945	901,953
Flexsteel Industries, Inc.	17,223	301,230
Garmin Ltd.	250,746	22,188,514
GoPro, Inc. Class A (a)	212,794	1,295,915
Green Brick Partners, Inc. (a)(b)	80,012	1,949,092
Hamilton Beach Brands Holding Co. Class A	10,452	129,082
Helen of Troy Ltd. (a)	38,952	4,815,636
Hooker Furnishings Corp.	18,614	295,404
Hovnanian Enterprises, Inc. Class A (a)	8,315	333,348
Installed Building Products, Inc.	38,994	3,531,297
iRobot Corp. (a)(b)	44,313	2,609,149
KB Home	137,845	3,949,259
Koss Corp. (a)(b)	11,662	91,313
La-Z-Boy, Inc.	74,632	1,969,538
Landsea Homes Corp. (a)	19,593	131,273
Legacy Housing Corp. (a)	15,990	273,269
Leggett & Platt, Inc.	215,518	8,237,098
Lennar Corp.:
Class A	415,337	32,167,851
Class B	35,557	2,193,156
LGI Homes, Inc. (a)	34,423	3,267,087
Lifetime Brands, Inc.	17,450	155,654
Live Ventures, Inc. (a)	1,880	47,338
Lovesac (a)(b)	21,120	651,552
M.D.C. Holdings, Inc.	91,120	2,832,010
M/I Homes, Inc. (a)	46,618	2,015,762
Meritage Homes Corp. (a)	59,899	4,693,087
Mohawk Industries, Inc. (a)	83,330	9,196,299
Nephros, Inc. (a)	3,446	4,893
Newell Brands, Inc.	615,839	10,992,726
Nova LifeStyle, Inc. (a)	3,687	2,802
NVR, Inc. (a)	5,052	20,915,583
PulteGroup, Inc.	380,004	15,450,963
Purple Innovation, Inc. (a)(b)	105,570	301,930
Skyline Champion Corp. (a)	87,064	4,933,917
Snap One Holdings Corp. (a)	21,487	240,440
Sonos, Inc. (a)(b)	205,071	3,084,268
Taylor Morrison Home Corp. (a)	195,148	4,900,166
Tempur Sealy International, Inc.	285,316	7,135,753
Toll Brothers, Inc.	180,989	7,925,508
TopBuild Corp. (a)	53,710	9,869,750
Traeger, Inc. (a)(b)	39,712	104,840
TRI Pointe Homes, Inc. (a)	180,087	3,120,908
Tupperware Brands Corp. (a)(b)	76,977	865,221
Universal Electronics, Inc. (a)	23,102	513,557
Vizio Holding Corp. (a)	64,186	688,074
VOXX International Corp. (a)	27,867	268,638
Vuzix Corp. (a)(b)	97,307	730,776
Weber, Inc. (b)	30,501	218,997
Whirlpool Corp.	90,874	14,230,868
ZAGG, Inc. rights (a)(c)	43,858	3,947
		261,421,925
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	43,802	380,201
1stDibs.com, Inc. (a)	6,388	43,247
Amazon.com, Inc. (a)	14,347,666	1,818,853,619
BARK, Inc. (a)	149,946	347,875
Boxed, Inc. Class A (a)	112,044	118,767
CarParts.com, Inc. (a)(b)	76,847	497,969
Chewy, Inc. (a)(b)	146,299	5,022,445
ContextLogic, Inc. (a)(b)	526,320	684,216
Doordash, Inc. (a)	282,956	16,949,064
Duluth Holdings, Inc. (a)	15,571	138,115
eBay, Inc.	922,686	40,718,133
Etsy, Inc. (a)	207,365	21,899,818
Groupon, Inc. (a)(b)	35,364	350,457
iMedia Brands, Inc. (a)(b)	24,675	24,798
Lands' End, Inc. (a)	23,736	328,032
Liquidity Services, Inc. (a)	47,418	829,341
Lulu's Fashion Lounge Holdings, Inc. (b)	7,636	48,718
Lyft, Inc. (a)	487,668	7,183,350
Overstock.com, Inc. (a)(b)	68,032	1,775,635
PetMed Express, Inc.	33,067	680,188
Polished.Com, Inc. (a)(b)	168,222	118,109
Porch Group, Inc. Class A (a)(b)	118,909	255,654
Poshmark, Inc. (a)	69,938	756,729
Quotient Technology, Inc. (a)(b)	146,280	272,081
Qurate Retail, Inc. Series A	576,339	1,786,651
Remark Holdings, Inc. (a)(b)	139,324	55,465
Rent the Runway, Inc. Class A (b)	27,527	122,495
Revolve Group, Inc. (a)(b)	62,648	1,471,602
RumbleON, Inc. Class B (a)	19,100	417,335
Stitch Fix, Inc. (a)(b)	139,978	702,690
The RealReal, Inc. (a)	125,506	268,583
thredUP, Inc. (a)	93,019	224,176
Uber Technologies, Inc. (a)	2,782,756	80,032,063
Vivid Seats, Inc. Class A (b)	51,628	417,671
Waitr Holdings, Inc. (a)(b)	137,727	35,492
Wayfair LLC Class A (a)(b)	128,223	6,758,634
Xometry, Inc. (a)(b)	14,241	697,951
		2,011,267,369
Leisure Products - 0.1%
Acushnet Holdings Corp.	57,513	2,740,494
American Outdoor Brands, Inc. (a)(b)	21,630	185,802
AMMO, Inc. (a)(b)	141,631	539,614
Brunswick Corp.	124,216	9,280,177
Callaway Golf Co. (a)(b)	191,253	4,232,429
Clarus Corp.	45,444	689,385
Escalade, Inc.	10,982	128,599
Hasbro, Inc.	213,336	16,815,144
JAKKS Pacific, Inc. (a)	11,881	266,134
Johnson Outdoors, Inc. Class A	12,012	734,414
Latham Group, Inc. (a)	51,727	295,361
Malibu Boats, Inc. Class A (a)	34,585	2,076,138
Marine Products Corp.	38,035	377,688
MasterCraft Boat Holdings, Inc. (a)	30,461	733,805
Mattel, Inc. (a)	567,868	12,561,240
Nautilus, Inc. (a)	53,757	108,589
Peloton Interactive, Inc. Class A (a)(b)	498,139	5,076,036
Polaris, Inc.	91,999	10,420,727
Smith & Wesson Brands, Inc.	77,606	1,032,160
Solo Brands, Inc. Class A	25,537	105,979
Sturm, Ruger & Co., Inc.	28,496	1,488,916
Vista Outdoor, Inc. (a)	90,430	2,542,892
YETI Holdings, Inc. (a)	142,036	5,239,708
		77,671,431
Multiline Retail - 0.5%
Big Lots, Inc.	54,004	1,110,862
Dillard's, Inc. Class A (b)	6,696	1,983,623
Dollar General Corp.	373,830	88,754,719
Dollar Tree, Inc. (a)	367,729	49,893,471
Franchise Group, Inc.	47,283	1,602,421
Kohl's Corp.	210,881	5,993,238
Macy's, Inc.	464,436	8,044,032
Nordstrom, Inc.	181,079	3,098,262
Ollie's Bargain Outlet Holdings, Inc. (a)	95,759	5,296,430
Target Corp.	757,378	121,437,989
Tuesday Morning Corp. (a)(b)	59,058	21,349
		287,236,396
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	99,607	1,433,345
Academy Sports & Outdoors, Inc.	140,117	6,036,240
Advance Auto Parts, Inc.	101,076	17,045,457
America's Car Mart, Inc. (a)	10,463	843,422
American Eagle Outfitters, Inc.	242,556	2,731,181
Arhaus, Inc.	19,542	167,280
Arko Corp.	126,616	1,206,650
Asbury Automotive Group, Inc. (a)	37,220	6,494,146
AutoNation, Inc. (a)	55,708	6,941,217
AutoZone, Inc. (a)	32,392	68,645,450
Barnes & Noble Education, Inc. (a)	70,687	180,959
Bath & Body Works, Inc.	391,797	14,625,782
Bed Bath & Beyond, Inc. (a)(b)	139,002	1,324,689
Best Buy Co., Inc.	328,072	23,191,410
Big 5 Sporting Goods Corp. (b)	32,469	397,421
Boot Barn Holdings, Inc. (a)	47,052	3,134,604
Brilliant Earth Group, Inc. Class A	14,638	108,321
Build-A-Bear Workshop, Inc.	23,020	352,666
Burlington Stores, Inc. (a)	108,168	15,164,072
Caleres, Inc.	68,876	1,757,716
Camping World Holdings, Inc. (b)	65,207	1,964,035
CarLotz, Inc. Class A (a)(b)	137,648	55,059
CarMax, Inc. (a)(b)	261,826	23,155,891
Carvana Co. Class A (a)(b)	160,865	5,306,936
Chico's FAS, Inc. (a)	202,946	1,152,733
Citi Trends, Inc. (a)	15,082	304,656
Conn's, Inc. (a)(b)	29,861	286,964
Designer Brands, Inc. Class A	95,997	1,637,709
Destination XL Group, Inc. (a)	64,100	353,191
Dick's Sporting Goods, Inc.	93,787	9,976,123
Envela Corp. (a)	402	2,919
EVgo, Inc. Class A (a)(b)	118,741	1,126,852
Express, Inc. (a)(b)	96,752	147,063
Five Below, Inc. (a)	90,565	11,581,452
Floor & Decor Holdings, Inc. Class A (a)	172,713	14,051,930
Foot Locker, Inc.	143,132	5,272,983
GameStop Corp. Class A (b)	403,090	11,544,498
Gap, Inc. (b)	342,614	3,131,492
Genesco, Inc. (a)	26,115	1,477,587
Group 1 Automotive, Inc.	28,477	5,085,707
GrowGeneration Corp. (a)(b)	88,212	419,007
Guess?, Inc.	66,366	1,159,414
Haverty Furniture Companies, Inc.	27,351	733,554
Hibbett, Inc.	25,777	1,510,532
J.Jill, Inc. (a)	3,463	56,101
JOANN, Inc.	13,717	97,391
Kirkland's, Inc. (a)(b)	25,171	102,698
Lazydays Holdings, Inc. (a)(b)	12,717	209,322
Leslie's, Inc. (a)(b)	217,189	3,079,740
Lithia Motors, Inc. Class A (sub. vtg.)	48,521	12,879,414
LL Flooring Holdings, Inc. (a)	50,665	412,413
Lowe's Companies, Inc.	1,081,807	210,022,011
MarineMax, Inc. (a)	35,375	1,285,528
Monro, Inc.	53,112	2,459,617
Murphy U.S.A., Inc.	36,730	10,657,944
National Vision Holdings, Inc. (a)(b)	133,195	4,426,070
O'Reilly Automotive, Inc. (a)	107,294	74,796,793
OneWater Marine, Inc. Class A (a)	18,903	753,285
Party City Holdco, Inc. (a)(b)	171,416	337,690
Penske Automotive Group, Inc.	49,522	5,839,139
Petco Health & Wellness Co., Inc. (a)(b)	133,327	1,989,239
Rent-A-Center, Inc.	98,678	2,549,840
RH (a)	28,148	7,203,355
Ross Stores, Inc.	572,086	49,353,859
Sally Beauty Holdings, Inc. (a)	183,067	2,724,037
Shift Technologies, Inc. Class A (a)(b)	132,997	113,047
Shoe Carnival, Inc. (b)	30,232	719,219
Signet Jewelers Ltd.	84,270	5,508,730
Sleep Number Corp. (a)(b)	38,662	1,601,767
Sonic Automotive, Inc. Class A (sub. vtg.)	34,017	1,809,364
Sportsman's Warehouse Holdings, Inc. (a)	71,936	572,611
The Aaron's Co., Inc.	54,327	646,491
The Buckle, Inc.	46,567	1,503,183
The Cato Corp. Class A (sub. vtg.)	41,620	449,912
The Children's Place, Inc. (a)	24,987	1,053,952
The Container Store Group, Inc. (a)	52,697	357,286
The Home Depot, Inc.	1,693,296	488,380,432
The ODP Corp. (a)	76,422	2,732,087
Tile Shop Holdings, Inc.	51,012	199,967
Tilly's, Inc.	36,368	272,760
TJX Companies, Inc.	1,921,332	119,795,050
Torrid Holdings, Inc. (a)(b)	13,880	77,867
Tractor Supply Co.	184,580	34,174,987
TravelCenters of America LLC (a)	19,777	1,069,540
Ulta Beauty, Inc. (a)	84,854	35,627,649
Urban Outfitters, Inc. (a)(b)	108,681	2,187,749
Victoria's Secret & Co. (a)	117,292	3,922,244
Volta, Inc. (a)(b)	210,537	450,549
Vroom, Inc. (a)(b)	203,379	331,508
Warby Parker, Inc. (a)(b)	21,924	275,585
Williams-Sonoma, Inc. (b)	114,374	17,013,133
Winmark Corp.	4,695	968,907
Zumiez, Inc. (a)(b)	35,654	925,578
		1,387,196,955
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	226,179	929,596
Capri Holdings Ltd. (a)	241,328	11,385,855
Carter's, Inc.	69,283	5,116,550
Charles & Colvard Ltd. (a)	34,272	43,525
Columbia Sportswear Co.	56,649	4,035,675
Crocs, Inc. (a)	100,101	7,377,444
Crown Crafts, Inc.	2,254	13,749
Culp, Inc.	17,685	81,351
Deckers Outdoor Corp. (a)	44,127	14,189,919
Delta Apparel, Inc. (a)	10,797	202,768
Fossil Group, Inc. (a)	73,749	311,958
G-III Apparel Group Ltd. (a)	70,446	1,484,297
Hanesbrands, Inc. (b)	558,849	4,867,575
Kontoor Brands, Inc.	77,916	2,900,813
Lakeland Industries, Inc. (a)(b)	10,472	141,372
Levi Strauss & Co. Class A (b)	159,242	2,689,597
lululemon athletica, Inc. (a)	190,751	57,217,670
Movado Group, Inc.	27,839	887,786
NIKE, Inc. Class B	2,079,929	221,408,442
Oxford Industries, Inc.	26,813	2,861,751
PLBY Group, Inc. (a)(b)	34,177	153,797
PVH Corp.	112,950	6,353,438
Ralph Lauren Corp.	78,953	7,210,777
Rocky Brands, Inc.	10,160	265,481
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	217,891	8,236,280
Steven Madden Ltd.	120,378	3,504,204
Superior Group of Companies, Inc.	16,600	184,426
Tapestry, Inc.	406,471	14,116,738
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	341,429	2,874,832
Class C (non-vtg.) (a)	313,083	2,376,300
Unifi, Inc. (a)	23,352	265,279
Vera Bradley, Inc. (a)	33,550	132,858
VF Corp.	527,178	21,851,528
Vince Holding Corp. (a)	3,162	22,608
Wolverine World Wide, Inc.	134,660	2,631,256
		408,327,495
TOTAL CONSUMER DISCRETIONARY		7,432,275,405
CONSUMER STAPLES - 6.2%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	127,625	70,500
Boston Beer Co., Inc. Class A (a)	15,253	5,141,481
Brown-Forman Corp.:
Class A	74,968	5,290,492
Class B (non-vtg.)	315,600	22,944,120
Celsius Holdings, Inc. (a)	61,796	6,395,268
Coca-Cola Bottling Co. Consolidated	7,622	3,615,343
Constellation Brands, Inc. Class A (sub. vtg.)	267,179	65,739,393
Duckhorn Portfolio, Inc. (a)	48,352	881,940
Keurig Dr. Pepper, Inc.	1,206,825	46,004,169
MGP Ingredients, Inc.	20,436	2,236,925
Molson Coors Beverage Co. Class B	305,926	15,807,196
Monster Beverage Corp. (a)	616,479	54,761,830
National Beverage Corp. (b)	37,630	2,086,960
PepsiCo, Inc.	2,264,404	390,088,877
REED'S, Inc. (a)(b)	103,117	21,655
Splash Beverage Group, Inc. (a)(b)	41,300	76,405
The Coca-Cola Co.	6,391,085	394,393,855
The Vita Coco Co., Inc. (b)	19,029	285,245
Vintage Wine Estates, Inc. (a)(b)	46,164	272,829
Willamette Valley Vineyards, Inc. (a)	6,462	41,680
Zevia PBC (a)(b)	19,324	85,605
		1,016,241,768
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	171,969	4,730,867
Andersons, Inc.	49,516	1,833,577
BJ's Wholesale Club Holdings, Inc. (a)	218,454	16,272,638
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	20,436	4,769
warrants 11/4/28 (a)	20,436	2,026
warrants 11/4/28 (a)	20,436	916
Class A (a)(b)	37,276	216,574
Casey's General Stores, Inc.	60,357	12,902,516
Chefs' Warehouse Holdings (a)	53,535	1,784,857
Costco Wholesale Corp.	727,172	379,656,501
Grocery Outlet Holding Corp. (a)	142,854	5,731,302
HF Foods Group, Inc. (a)	55,310	281,528
Ingles Markets, Inc. Class A	22,175	1,940,978
Kroger Co.	1,081,429	51,843,706
MedAvail Holdings, Inc. (a)	18,315	21,245
Natural Grocers by Vitamin Cottage, Inc.	14,534	208,708
Performance Food Group Co. (a)	251,237	12,556,825
PriceSmart, Inc.	39,082	2,472,718
Rite Aid Corp. (a)(b)	92,312	662,800
SpartanNash Co.	56,475	1,718,534
Sprouts Farmers Market LLC (a)	185,834	5,370,603
Sysco Corp.	835,280	68,676,722
U.S. Foods Holding Corp. (a)	362,723	11,106,578
United Natural Foods, Inc. (a)	95,629	4,215,326
Village Super Market, Inc. Class A	15,048	330,755
Walgreens Boots Alliance, Inc.	1,175,597	41,216,431
Walmart, Inc.	2,304,028	305,398,911
Weis Markets, Inc.	28,274	2,197,173
		933,356,084
Food Products - 1.1%
Alico, Inc.	7,630	259,039
AppHarvest, Inc. (a)(b)	112,964	325,336
Arcadia Biosciences, Inc. (a)(b)	10,882	9,495
Archer Daniels Midland Co.	922,521	81,080,371
B&G Foods, Inc. Class A (b)	108,674	2,353,879
Barfresh Food Group, Inc. (a)	3,165	11,014
Benson Hill, Inc. (a)(b)	238,952	848,280
Better Choice Co., Inc. (a)	17,919	32,613
Beyond Meat, Inc. (a)(b)	95,900	2,339,960
BRC, Inc. Class A (a)	47,684	464,919
Bunge Ltd.	249,679	24,760,666
Cal-Maine Foods, Inc.	61,762	3,311,061
Calavo Growers, Inc.	29,166	1,226,139
Campbell Soup Co.	329,713	16,610,941
Coffee Holding Co., Inc.	10,373	28,111
Conagra Brands, Inc.	787,282	27,066,755
Darling Ingredients, Inc. (a)	263,159	20,015,874
Farmer Brothers Co. (a)	23,211	130,214
Flowers Foods, Inc.	324,301	8,853,417
Fresh Del Monte Produce, Inc.	59,504	1,626,839
Freshpet, Inc. (a)(b)	77,204	3,360,690
General Mills, Inc.	986,375	75,753,600
Hormel Foods Corp.	468,970	23,579,812
Hostess Brands, Inc. Class A (a)	221,633	5,137,453
Ingredion, Inc.	108,439	9,441,784
J&J Snack Foods Corp.	24,991	3,724,409
John B. Sanfilippo & Son, Inc.	16,536	1,334,951
Kellogg Co.	415,566	30,228,271
Laird Superfood, Inc. (a)	5,131	12,930
Lamb Weston Holdings, Inc.	235,428	18,723,589
Lancaster Colony Corp.	33,281	5,609,513
Landec Corp. (a)	46,512	488,376
Lifeway Foods, Inc. (a)	4,739	29,619
Limoneira Co.	21,703	266,079
Local Bounti Corp. (a)(b)	46,024	171,209
McCormick & Co., Inc. (non-vtg.)	409,916	34,461,638
Mission Produce, Inc. (a)	70,289	1,131,653
Mondelez International, Inc.	2,269,506	140,391,641
Nuzee, Inc. (a)	21,533	15,779
Pilgrim's Pride Corp. (a)	80,215	2,283,721
Post Holdings, Inc. (a)	94,126	8,354,624
RiceBran Technologies (a)(b)	6,131	14,163
S&W Seed Co. (a)(b)	9,599	12,287
Seaboard Corp.	457	1,765,089
Seneca Foods Corp. Class A (a)	11,293	596,609
Sovos Brands, Inc.	45,167	689,700
Tattooed Chef, Inc. (a)(b)	69,948	465,854
The Hain Celestial Group, Inc. (a)	147,656	2,991,511
The Hershey Co.	239,068	53,711,408
The J.M. Smucker Co.	177,729	24,880,283
The Kraft Heinz Co.	1,165,268	43,581,023
The Real Good Food Co., Inc.	8,530	60,819
The Simply Good Foods Co. (a)	142,405	4,350,473
Tootsie Roll Industries, Inc.	30,759	1,102,095
TreeHouse Foods, Inc. (a)	92,293	4,300,854
Tyson Foods, Inc. Class A	477,641	36,004,579
Utz Brands, Inc. Class A (b)	108,985	1,815,690
Vital Farms, Inc. (a)(b)	41,138	532,737
Whole Earth Brands, Inc. Class A (a)	69,040	352,794
		733,084,232
Household Products - 1.2%
Central Garden & Pet Co. (a)	68,586	2,737,953
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,924	412,490
Church & Dwight Co., Inc.	399,689	33,457,966
Colgate-Palmolive Co.	1,370,271	107,168,895
Energizer Holdings, Inc.	106,598	2,995,404
Kimberly-Clark Corp.	554,214	70,673,369
Oil-Dri Corp. of America	9,041	249,441
Procter & Gamble Co.	3,937,119	543,086,195
Reynolds Consumer Products, Inc.	102,560	2,864,501
Spectrum Brands Holdings, Inc.	68,622	4,322,500
The Clorox Co.	200,834	28,988,380
WD-40 Co.	22,322	4,222,430
		801,179,524
Personal Products - 0.2%
BellRing Brands, Inc. (a)	201,858	4,782,016
Coty, Inc. Class A (a)	548,291	4,117,665
Cyanotech Corp. (a)	1,622	3,844
Edgewell Personal Care Co.	89,507	3,487,193
elf Beauty, Inc. (a)	78,381	2,988,668
Estee Lauder Companies, Inc. Class A	379,689	96,585,288
Guardion Health Sciences, Inc. (a)(b)	21,495	3,241
Herbalife Nutrition Ltd. (a)	158,116	4,125,246
Inter Parfums, Inc.	30,625	2,404,675
Lifemd, Inc. (a)	30,706	78,914
LifeVantage Corp.	21,148	84,169
Mannatech, Inc.	422	9,862
MediFast, Inc.	19,094	2,395,915
Natural Alternatives International, Inc. (a)	1,931	22,419
Natural Health Trends Corp.	15,505	81,711
Nature's Sunshine Products, Inc. (a)	22,697	220,161
Newage, Inc. (a)(b)	192,160	44,197
Nu Skin Enterprises, Inc. Class A	80,123	3,280,236
Olaplex Holdings, Inc. (b)	115,644	1,540,378
The Beauty Health Co. (a)(b)	154,904	1,796,886
The Honest Co., Inc. (a)	44,122	159,280
Thorne HealthTech, Inc.	11,940	55,879
USANA Health Sciences, Inc. (a)	20,194	1,302,917
Veru, Inc. (a)(b)	97,862	1,497,289
		131,068,049
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	260,654	349,276
Altria Group, Inc.	2,969,643	133,990,292
Philip Morris International, Inc.	2,542,697	242,802,137
Turning Point Brands, Inc.	21,840	509,309
Universal Corp.	39,521	2,017,152
Vector Group Ltd.	206,245	2,021,201
		381,689,367
TOTAL CONSUMER STAPLES		3,996,619,024
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Archrock, Inc.	221,194	1,634,624
Baker Hughes Co. Class A	1,535,464	38,785,821
Bristow Group, Inc. (a)	37,240	1,080,332
Cactus, Inc.	103,451	4,132,867
Championx Corp.	331,051	7,220,222
Core Laboratories NV (b)	72,272	1,167,193
Diamond Offshore Drilling, Inc. (a)	182,080	1,294,589
DMC Global, Inc. (a)	37,007	825,996
Dril-Quip, Inc. (a)	58,780	1,300,801
ENGlobal Corp. (a)(b)	22,963	37,659
Enservco Corp. (a)(b)	19,986	32,777
Expro Group Holdings NV (a)(b)	45,127	610,117
Exterran Corp. (a)	49,663	243,845
Forum Energy Technologies, Inc. (a)(b)	6,537	175,715
Geospace Technologies Corp. (a)	18,281	90,857
Gulf Island Fabrication, Inc. (a)	16,117	65,596
Halliburton Co.	1,479,342	44,572,574
Helix Energy Solutions Group, Inc. (a)	222,819	962,578
Helmerich & Payne, Inc.	171,933	7,350,136
Independence Contract Drilling, Inc. (a)(b)	17,283	55,306
KLX Energy Services Holdings, Inc. (a)(b)	7,463	56,719
Liberty Oilfield Services, Inc. Class A (a)	172,780	2,591,700
Mammoth Energy Services, Inc. (a)	46,773	193,640
MIND Technology, Inc. (a)	16,422	12,497
Nabors Industries Ltd. (a)	13,259	1,756,950
Natural Gas Services Group, Inc. (a)	16,673	185,570
NCS Multistage Holdings, Inc. (a)	1,463	40,964
Newpark Resources, Inc. (a)	154,268	444,292
Nextier Oilfield Solutions, Inc. (a)	267,599	2,507,403
Nine Energy Service, Inc. (a)	20,239	67,396
Noble Corp. (a)	102,321	3,105,442
NOV, Inc.	637,956	11,272,683
Oceaneering International, Inc. (a)	167,706	1,484,198
Oil States International, Inc. (a)	97,333	476,932
Patterson-UTI Energy, Inc.	346,093	5,156,786
Profire Energy, Inc. (a)	29,334	32,267
ProFrac Holding Corp.	32,046	630,986
ProPetro Holding Corp. (a)	136,781	1,252,914
Ranger Energy Services, Inc. Class A (a)	12,493	123,556
RPC, Inc.	116,598	926,954
Schlumberger Ltd.	2,316,594	88,378,061
SEACOR Marine Holdings, Inc. (a)(b)	36,271	235,762
Select Energy Services, Inc. Class A (a)	103,572	736,397
Smart Sand, Inc. (a)	29,122	52,420
Solaris Oilfield Infrastructure, Inc. Class A	51,951	555,876
Superior Drilling Products, Inc. (a)	18,281	16,663
TechnipFMC PLC (a)	675,830	5,528,289
TETRA Technologies, Inc. (a)	210,342	837,161
Tidewater, Inc. (a)	63,015	1,396,412
Transocean Ltd. (United States) (a)(b)	991,250	3,588,325
U.S. Silica Holdings, Inc. (a)	118,181	1,658,079
U.S. Well Services, Inc. (a)(b)	10,317	66,338
Valaris Ltd. (a)(b)	121,385	6,188,207
Weatherford International PLC (a)	109,589	3,083,834
		256,281,278
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	5,219	155,892
Aemetis, Inc. (a)(b)	46,560	424,627
Alto Ingredients, Inc. (a)(b)	114,502	494,649
American Resources Corp. (a)(b)	93,679	311,014
Amplify Energy Corp. (a)	57,284	426,766
Antero Midstream GP LP	531,216	5,349,345
Antero Resources Corp. (a)	461,868	18,511,669
APA Corp.	547,686	21,419,999
Arch Resources, Inc.	24,768	3,605,725
Archaea Energy, Inc. (a)	85,825	1,695,902
Barnwell Industries, Inc.	2,008	6,165
Battalion Oil Corp. (a)(b)	3,202	42,394
Berry Corp.	103,193	944,216
Brigham Minerals, Inc. Class A	79,228	2,357,033
California Resources Corp.	130,751	6,532,320
Callon Petroleum Co. (a)	76,601	3,260,139
Camber Energy, Inc. (a)(b)	511,308	177,935
Centennial Resource Development, Inc. Class A (a)	298,555	2,457,108
Centrus Energy Corp. Class A (a)	16,660	829,835
Cheniere Energy, Inc.	390,690	62,580,724
Chesapeake Energy Corp.	187,910	18,883,076
Chevron Corp.	3,222,289	509,314,999
Chord Energy Corp.	66,031	9,346,688
Civitas Resources, Inc.	117,411	7,888,845
Clean Energy Fuels Corp. (a)(b)	279,379	1,877,427
CNX Resources Corp. (a)	368,981	6,519,894
Comstock Resources, Inc. (a)	142,590	2,794,764
ConocoPhillips Co.	2,117,826	231,796,056
CONSOL Energy, Inc.	51,003	3,660,995
Continental Resources, Inc.	94,904	6,627,146
Coterra Energy, Inc.	1,316,766	40,701,237
Crescent Energy, Inc. Class A	44,324	759,270
CVR Energy, Inc.	47,964	1,566,504
Delek U.S. Holdings, Inc.	122,085	3,448,901
Denbury, Inc. (a)	81,360	7,235,345
Devon Energy Corp.	1,002,285	70,781,367
Diamondback Energy, Inc.	280,338	37,363,449
Dorian LPG Ltd.	50,344	732,505
DT Midstream, Inc.	158,066	8,726,824
Earthstone Energy, Inc. (a)(b)	101,539	1,543,393
Ecoark Holdings, Inc. (a)	38,632	72,242
Empire Petroleum Corp. (a)	12,672	187,039
Enviva, Inc. (b)	49,391	3,433,662
EOG Resources, Inc.	960,354	116,490,940
Epsilon Energy Ltd.	30,870	222,264
EQT Corp.	485,540	23,208,812
Equitrans Midstream Corp.	664,952	6,164,105
Evolution Petroleum Corp.	44,969	312,085
Excelerate Energy, Inc.	37,104	952,831
Exxon Mobil Corp.	6,905,101	660,058,605
Gevo, Inc. (a)(b)	314,898	985,631
Green Plains, Inc. (a)	88,397	3,237,982
Gulfport Energy Corp. (a)	22,157	2,166,068
Hallador Energy Co. (a)(b)	41,674	271,714
Hess Corp.	456,349	55,117,832
HF Sinclair Corp.	242,441	12,759,670
Houston American Energy Corp. (a)(b)	17,123	74,485
International Seaways, Inc.	66,704	1,969,769
Kinder Morgan, Inc.	3,204,984	58,715,307
Kinetik Holdings, Inc.	30,132	1,110,967
Kosmos Energy Ltd. (a)	793,265	5,608,384
Laredo Petroleum, Inc. (a)	22,655	1,758,255
Lightbridge Corp. (a)(b)	11,250	66,713
Magnolia Oil & Gas Corp. Class A	248,719	5,936,923
Marathon Oil Corp.	1,153,474	29,517,400
Marathon Petroleum Corp.	884,968	89,160,526
Matador Resources Co.	178,400	10,632,640
Murphy Oil Corp.	235,311	9,170,070
NACCO Industries, Inc. Class A	5,538	249,044
New Fortress Energy, Inc.	72,352	4,149,387
Nextdecade Corp. (a)(b)	80,795	595,459
Northern Oil & Gas, Inc.	105,036	3,323,339
Occidental Petroleum Corp.	1,457,683	103,495,493
ONEOK, Inc.	735,329	45,024,195
Overseas Shipholding Group, Inc. (a)	117,734	366,153
Ovintiv, Inc.	422,297	22,440,863
Par Pacific Holdings, Inc. (a)	70,672	1,328,634
PBF Energy, Inc. Class A (a)	151,941	5,190,305
PDC Energy, Inc.	160,269	10,883,868
Peabody Energy Corp. (a)(b)	179,929	4,437,049
Pedevco Corp. (a)	45,076	50,485
Phillips 66 Co.	789,440	70,623,302
Phx Minerals, Inc. Class A	35,580	117,414
Pioneer Natural Resources Co.	368,609	93,339,171
PrimeEnergy Corp. (a)	218	20,483
Range Resources Corp.	419,102	13,771,692
Ranger Oil Corp.	41,239	1,607,909
Rex American Resources Corp. (a)	26,922	815,737
Riley Exploration Permian, Inc.	6,788	170,650
Ring Energy, Inc. (a)(b)	124,626	403,788
SandRidge Energy, Inc. (a)	51,200	1,074,176
SilverBow Resources, Inc. (a)	17,135	681,288
Sitio Royalties Corp. (b)	17,360	441,638
SM Energy Co.	196,725	8,669,671
Southwestern Energy Co. (a)	1,871,543	14,017,857
Stabilis Solutions, Inc. (a)	1,783	8,576
Talos Energy, Inc. (a)	73,390	1,521,375
Targa Resources Corp.	372,068	25,386,200
Tellurian, Inc. (a)(b)	741,586	2,966,344
Texas Pacific Land Corp.	10,123	18,630,977
The Williams Companies, Inc.	1,998,717	68,016,340
U.S. Energy Corp.	20,023	69,480
Uranium Energy Corp. (a)(b)	539,271	2,437,505
VAALCO Energy, Inc.	86,598	433,856
Valero Energy Corp.	667,531	78,181,231
Vertex Energy, Inc. (a)	75,724	643,654
W&T Offshore, Inc. (a)	146,133	949,865
World Fuel Services Corp.	103,028	2,658,122
		2,811,707,638
TOTAL ENERGY		3,067,988,916
FINANCIALS - 11.6%
Banks - 4.0%
1st Source Corp.	26,739	1,261,813
ACNB Corp.	13,867	493,111
Affinity Bancshares, Inc. (a)	1,202	17,730
Allegiance Bancshares, Inc.	31,930	1,352,555
Amalgamated Financial Corp.	38,284	861,390
Amerant Bancorp, Inc. Class A	38,591	1,010,698
American National Bankshares, Inc.	20,045	660,082
Ameris Bancorp	109,905	5,130,365
Ames National Corp.	15,118	330,479
Arrow Financial Corp.	26,521	851,589
Associated Banc-Corp.	245,797	4,925,772
Atlantic Union Bankshares Corp.	120,733	3,917,786
Auburn National Bancorp., Inc.	4,890	133,644
Banc of California, Inc.	81,180	1,370,318
BancFirst Corp. (b)	30,870	3,329,638
Bancorp, Inc., Delaware (a)	89,358	2,119,572
Bank First National Corp.	10,409	845,939
Bank of America Corp.	11,621,073	390,584,264
Bank of Hawaii Corp.	63,305	4,939,056
Bank of Marin Bancorp	24,756	764,960
Bank of South Carolina Corp.	1,474	24,159
Bank OZK	194,678	7,890,299
Bank7 Corp.	2,447	58,263
BankFinancial Corp.	26,395	262,630
BankUnited, Inc.	144,087	5,338,423
Bankwell Financial Group, Inc.	14,320	451,366
Banner Corp.	57,055	3,466,662
Bar Harbor Bankshares	23,926	677,824
BayCom Corp.	21,291	396,226
BayFirst Financial Corp.	928	17,446
BCB Bancorp, Inc.	24,133	434,394
Berkshire Hills Bancorp, Inc.	82,194	2,318,693
Blue Ridge Bankshares, Inc.	48,596	712,903
BOK Financial Corp.	47,474	4,219,014
Brookline Bancorp, Inc., Delaware	128,696	1,604,839
Business First Bancshares, Inc.	31,539	744,005
Byline Bancorp, Inc.	39,282	856,740
C & F Financial Corp.	4,598	224,153
Cadence Bank	318,269	8,109,494
California Bancorp, Inc. (a)	5,512	110,791
Cambridge Bancorp	11,522	947,454
Camden National Corp.	24,222	1,095,561
Capital Bancorp, Inc.	18,695	463,075
Capital City Bank Group, Inc.	21,876	698,501
Capstar Financial Holdings, Inc.	31,481	634,342
Carter Bankshares, Inc. (a)	39,560	651,553
Cathay General Bancorp	118,685	4,977,649
CB Financial Services, Inc.	5,665	123,497
CBTX, Inc.	31,753	946,239
Central Pacific Financial Corp.	48,171	1,049,646
Central Valley Community Bancorp	22,607	402,405
Chemung Financial Corp.	6,174	278,262
ChoiceOne Financial Services, Inc.	8,388	181,894
Citigroup, Inc.	3,180,989	155,264,073
Citizens & Northern Corp.	28,579	685,896
Citizens Community Bancorp, Inc.	4,317	54,826
Citizens Financial Group, Inc.	799,435	29,323,276
Citizens Holding Co.	306	5,355
City Holding Co.	27,257	2,317,118
Civista Bancshares, Inc.	27,243	576,189
CNB Financial Corp., Pennsylvania	27,942	735,433
Coastal Financial Corp. of Washington (a)	15,353	617,191
Codorus Valley Bancorp, Inc.	18,082	361,821
Colony Bankcorp, Inc.	20,092	283,699
Columbia Banking Systems, Inc.	125,409	3,756,000
Comerica, Inc.	210,180	16,877,454
Commerce Bancshares, Inc.	184,285	12,673,279
Community Bank System, Inc.	88,923	5,813,786
Community Financial Corp.	7,161	270,757
Community Trust Bancorp, Inc.	27,110	1,145,398
Community West Bancshares	2,179	30,724
ConnectOne Bancorp, Inc.	55,514	1,389,515
CrossFirst Bankshares, Inc. (a)	90,504	1,192,843
Cullen/Frost Bankers, Inc.	91,327	11,868,857
Customers Bancorp, Inc. (a)	49,497	1,717,051
CVB Financial Corp.	215,808	5,662,802
Dime Community Bancshares, Inc.	65,255	2,039,871
Eagle Bancorp Montana, Inc.	6,459	124,659
Eagle Bancorp, Inc.	48,232	2,340,699
East West Bancorp, Inc.	231,448	16,703,602
Eastern Bankshares, Inc.	282,397	5,478,502
Emclaire Financial Corp.	1,019	32,649
Enterprise Bancorp, Inc.	12,979	417,664
Enterprise Financial Services Corp.	62,635	2,863,672
Equity Bancshares, Inc.	23,831	744,242
Esquire Financial Holdings, Inc.	9,982	373,127
Evans Bancorp, Inc.	8,480	324,190
Farmers & Merchants Bancorp, Inc.	16,526	471,983
Farmers National Banc Corp.	48,117	687,592
FB Financial Corp.	58,458	2,316,106
Fidelity D & D Bancorp, Inc.	6,708	268,320
Fifth Third Bancorp	1,115,768	38,103,477
Financial Institutions, Inc.	21,673	564,148
Finward Bancorp	768	28,285
FinWise BanCorp	2,661	28,632
First Bancorp, North Carolina	65,148	2,372,039
First Bancorp, Puerto Rico	346,471	4,954,535
First Bancshares, Inc.	33,525	1,002,398
First Bank Hamilton New Jersey	22,930	343,721
First Busey Corp.	80,065	1,841,495
First Business Finance Services, Inc.	8,841	294,228
First Capital, Inc.	5,994	159,440
First Citizens Bancshares, Inc.	21,564	17,509,105
First Commonwealth Financial Corp.	159,996	2,156,746
First Community Bankshares, Inc.	24,687	778,381
First Community Corp.	13,413	241,434
First Financial Bancorp, Ohio	157,860	3,406,619
First Financial Bankshares, Inc.	206,994	8,799,315
First Financial Corp., Indiana	19,546	908,889
First Financial Northwest, Inc.	3,993	60,135
First Foundation, Inc.	81,698	1,548,994
First Guaranty Bancshares, Inc. (b)	7,645	170,331
First Hawaiian, Inc.	204,496	5,257,592
First Horizon National Corp.	866,733	19,605,500
First Internet Bancorp	13,430	492,478
First Interstate Bancsystem, Inc.	131,732	5,303,530
First Merchants Corp.	95,699	3,810,734
First Mid-Illinois Bancshares, Inc.	31,128	1,100,375
First National Corp.	284	4,913
First Northwest Bancorp	20,578	329,248
First of Long Island Corp.	34,934	643,135
First Republic Bank	293,242	44,522,933
First Savings Financial Group, Inc.	7,302	166,632
First United Corp.	6,102	106,785
First Western Financial, Inc. (a)	10,890	288,912
Five Star Bancorp	9,306	236,652
Flushing Financial Corp.	46,712	964,603
FNB Corp., Pennsylvania	546,675	6,516,366
FNCB Bancorp, Inc.	19,280	152,505
Franklin Financial Services Corp.	8,527	272,693
Fulton Financial Corp.	266,429	4,324,143
FVCBankcorp, Inc. (a)(b)	20,878	402,110
German American Bancorp, Inc.	44,979	1,689,411
Glacier Bancorp, Inc.	176,930	8,966,812
Great Southern Bancorp, Inc.	19,976	1,174,189
Guaranty Bancshares, Inc. Texas	16,206	561,538
Hancock Whitney Corp.	140,718	6,786,829
Hanmi Financial Corp.	52,122	1,288,456
HarborOne Bancorp, Inc.	87,577	1,194,550
Hawthorn Bancshares, Inc.	7,911	189,152
HBT Financial, Inc.	20,193	365,089
Heartland Financial U.S.A., Inc.	96,421	4,307,126
Heritage Commerce Corp.	94,602	1,068,057
Heritage Financial Corp., Washington	58,219	1,513,112
Hilltop Holdings, Inc.	80,036	2,112,950
Home Bancshares, Inc.	367,750	8,653,158
HomeStreet, Inc.	36,867	1,283,340
HomeTrust Bancshares, Inc.	25,888	601,119
Hope Bancorp, Inc.	271,099	3,922,803
Horizon Bancorp, Inc. Indiana	69,865	1,321,846
Huntington Bancshares, Inc.	2,323,488	31,134,739
Independent Bank Corp.	77,967	6,099,358
Independent Bank Corp.	39,714	814,931
Independent Bank Group, Inc.	57,936	3,902,569
International Bancshares Corp.	117,784	4,915,126
Investar Holding Corp.	17,521	378,454
John Marshall Bankcorp, Inc. (b)	22,510	567,477
JPMorgan Chase & Co.	4,812,752	547,354,285
KeyCorp	1,495,502	26,455,430
Lakeland Bancorp, Inc.	99,820	1,626,068
Lakeland Financial Corp.	42,143	3,175,054
Landmark Bancorp, Inc.	1,999	51,034
LCNB Corp.	17,540	279,938
Limestone Bancorp, Inc.	841	16,282
Live Oak Bancshares, Inc.	50,883	1,844,000
M&T Bank Corp.	293,331	53,321,709
Macatawa Bank Corp.	40,525	385,798
Mainstreet Bancshares, Inc.	12,877	311,881
Malvern Bancorp, Inc. (a)	4,574	71,492
Mercantile Bank Corp.	23,539	778,670
Meridian Bank/Malvern, PA	4,950	150,084
Metrocity Bankshares, Inc.	29,056	580,829
Metropolitan Bank Holding Corp. (a)	15,435	1,104,992
Mid Penn Bancorp, Inc.	20,755	603,763
Middlefield Banc Corp.	10,954	295,868
Midland States Bancorp, Inc.	31,243	783,887
MidWestOne Financial Group, Inc.	23,660	721,630
MVB Financial Corp.	16,558	529,525
National Bank Holdings Corp.	45,648	1,831,854
National Bankshares, Inc.	11,039	371,462
NBT Bancorp, Inc.	71,469	2,771,568
Nicolet Bankshares, Inc. (a)	19,145	1,466,124
Northeast Bank	10,980	425,695
Northrim Bancorp, Inc.	11,189	453,714
Northwest Bancshares, Inc.	197,345	2,776,644
Norwood Financial Corp.	9,528	242,964
Oak Valley Bancorp Oakdale California	6,546	118,417
OceanFirst Financial Corp.	94,375	1,834,650
OFG Bancorp	85,671	2,330,251
Ohio Valley Banc Corp.	2,970	86,902
Old National Bancorp, Indiana	480,769	8,024,035
Old Point Financial Corp.	1,571	36,966
Old Second Bancorp, Inc.	56,847	779,941
Origin Bancorp, Inc.	34,908	1,425,992
Orrstown Financial Services, Inc.	17,921	461,107
Pacific Premier Bancorp, Inc.	152,779	5,005,040
PacWest Bancorp	197,218	5,192,750
Park National Corp.	23,477	3,094,973
Parke Bancorp, Inc.	13,231	293,464
Partners Bancorp	3,887	35,216
Pathward Financial, Inc.	54,671	1,801,956
PCB Bancorp	21,803	409,460
PCSB Financial Corp.	32,661	604,555
Peapack-Gladstone Financial Corp.	27,332	920,268
Penns Woods Bancorp, Inc.	11,259	266,838
Peoples Bancorp of North Carolina	5,200	135,200
Peoples Bancorp, Inc.	38,650	1,155,249
Peoples Financial Services Corp.	10,516	511,919
Pinnacle Financial Partners, Inc.	123,201	9,943,553
Plumas Bancorp	5,258	156,583
PNC Financial Services Group, Inc.	677,699	107,076,442
Popular, Inc.	129,381	9,990,801
Preferred Bank, Los Angeles	21,696	1,471,857
Premier Financial Corp.	64,269	1,736,548
Primis Financial Corp.	33,221	435,527
Professional Holdings Corp. (A Shares) (a)	18,961	530,150
Prosperity Bancshares, Inc.	147,776	10,474,363
QCR Holdings, Inc.	24,595	1,373,631
RBB Bancorp	20,535	453,824
Red River Bancshares, Inc.	6,351	324,600
Regions Financial Corp.	1,526,822	33,086,233
Renasant Corp.	93,780	3,126,625
Republic Bancorp, Inc., Kentucky Class A	17,004	722,670
Republic First Bancorp, Inc. (a)(b)	81,890	260,410
Richmond Mutual Bancorp., Inc.	20,641	289,387
Riverview Bancorp, Inc.	36,754	259,116
S&T Bancorp, Inc.	63,512	1,882,496
Salisbury Bancorp, Inc.	4,010	94,796
Sandy Spring Bancorp, Inc.	74,560	2,872,051
SB Financial Group, Inc.	5,379	93,487
Seacoast Banking Corp., Florida	96,824	3,129,352
ServisFirst Bancshares, Inc.	80,872	6,822,362
Shore Bancshares, Inc.	28,409	541,191
Sierra Bancorp	23,953	496,306
Signature Bank	102,427	17,859,172
Silvergate Capital Corp. (a)	50,969	4,644,295
Simmons First National Corp. Class A	208,950	4,929,131
SmartFinancial, Inc.	25,926	650,483
Sound Financial Bancorp, Inc.	404	17,420
South Plains Financial, Inc.	22,555	611,917
Southern First Bancshares, Inc. (a)	13,815	595,565
Southern States Bancshares, Inc.	2,558	61,673
Southside Bancshares, Inc.	52,721	1,986,527
Southstate Corp.	126,941	9,906,476
Stock Yards Bancorp, Inc.	42,675	2,827,646
Summit Financial Group, Inc.	17,114	488,091
Summit State Bank	1,403	21,045
SVB Financial Group (a)	96,164	39,092,589
Synovus Financial Corp.	234,093	9,401,175
Texas Capital Bancshares, Inc. (a)	82,307	4,858,582
The Bank of Princeton	13,350	380,876
The First Bancorp, Inc.	14,713	426,677
Third Coast Bancshares, Inc.	4,483	81,591
Tompkins Financial Corp.	19,976	1,431,081
TowneBank	107,103	3,051,364
Trico Bancshares	43,839	2,068,762
Triumph Bancorp, Inc. (a)	38,327	2,372,825
Truist Financial Corp.	2,176,629	101,953,302
Trustmark Corp.	102,660	3,237,896
U.S. Bancorp	2,216,000	101,071,760
UMB Financial Corp.	69,590	6,226,217
Umpqua Holdings Corp.	355,861	6,312,974
Union Bankshares, Inc.	1,567	39,959
United Bancorp, Inc.	496	7,693
United Bankshares, Inc., West Virginia	221,239	8,207,967
United Community Bank, Inc.	170,806	5,727,125
United Security Bancshares, California	17,486	124,151
Unity Bancorp, Inc.	8,532	239,152
Univest Corp. of Pennsylvania	49,540	1,228,592
USCB Financial Holdings, Inc. (a)	3,249	42,237
Valley National Bancorp	676,526	7,861,232
Veritex Holdings, Inc.	77,139	2,322,655
Virginia National Bankshares C	4,966	163,878
Washington Federal, Inc.	119,876	3,837,231
Washington Trust Bancorp, Inc.	28,510	1,443,461
Webster Financial Corp.	296,194	13,935,928
Wells Fargo & Co.	6,212,534	271,549,861
WesBanco, Inc.	103,697	3,547,474
West Bancorp., Inc.	30,143	741,819
Westamerica Bancorp.	42,832	2,396,450
Western Alliance Bancorp.	175,074	13,431,677
Wintrust Financial Corp.	98,349	8,294,755
Zions Bancorp NA	251,094	13,817,703
		2,606,145,627
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	65,663	8,362,840
Ameriprise Financial, Inc.	179,716	48,165,685
Ares Management Corp.	278,544	20,651,252
Artisan Partners Asset Management, Inc.	110,409	3,727,408
Ashford, Inc. (a)	2,235	40,118
Assetmark Financial Holdings, Inc. (a)	41,945	811,216
Associated Capital Group, Inc.	5,126	202,938
B. Riley Financial, Inc.	27,652	1,376,240
Bakkt Holdings, Inc. Class A (a)(b)	74,344	192,551
Bank of New York Mellon Corp.	1,217,564	50,565,433
BGC Partners, Inc. Class A	525,250	2,111,505
BlackRock, Inc. Class A	233,502	155,603,398
Blackstone, Inc.	1,148,454	107,885,769
Blucora, Inc. (a)	80,680	1,620,054
Blue Owl Capital, Inc. Class A (b)	562,538	6,244,172
Bridge Investment Group Holdings, Inc.	37,122	605,460
BrightSphere Investment Group, Inc.	74,845	1,279,101
Carlyle Group LP	227,401	7,397,355
Cboe Global Markets, Inc.	172,859	20,392,176
Charles Schwab Corp.	2,473,121	175,467,935
CME Group, Inc.	589,234	115,260,063
Cohen & Co., Inc. (b)	486	5,686
Cohen & Steers, Inc.	43,360	3,095,037
Coinbase Global, Inc. (a)(b)	53,107	3,547,548
Cowen Group, Inc. Class A	44,103	1,695,760
Diamond Hill Investment Group, Inc.	5,542	947,959
Donnelley Financial Solutions, Inc. (a)	48,467	2,057,424
Evercore, Inc. Class A	64,702	6,061,930
FactSet Research Systems, Inc.	61,678	26,727,545
Federated Hermes, Inc.	157,636	5,369,082
Focus Financial Partners, Inc. Class A (a)	91,539	3,583,752
Forge Global Holdings, Inc. Class A (a)(b)	168,454	643,494
Franklin Resources, Inc.	453,409	11,820,373
GAMCO Investors, Inc. Class A	5,653	114,360
GCM Grosvenor, Inc. Class A	75,903	595,839
Goldman Sachs Group, Inc.	562,322	187,067,660
Greenhill & Co., Inc. (b)	26,471	207,003
Hamilton Lane, Inc. Class A	55,722	3,877,137
Heritage Global, Inc. (a)	17,766	29,314
Houlihan Lokey	82,201	6,452,779
Interactive Brokers Group, Inc.	141,470	8,713,137
Intercontinental Exchange, Inc.	914,409	92,218,148
Invesco Ltd.	555,004	9,140,916
Janus Henderson Group PLC	271,270	6,347,718
Jefferies Financial Group, Inc.	316,645	10,161,138
KKR & Co. LP	988,217	49,964,252
Lazard Ltd. Class A	180,823	6,572,916
LPL Financial	130,572	28,899,501
Manning & Napier, Inc. Class A	19,285	245,498
MarketAxess Holdings, Inc.	61,932	15,395,676
MarketWise, Inc. Class A (a)(b)	32,026	89,353
Moelis & Co. Class A	107,924	4,496,114
Moody's Corp.	263,174	74,878,266
Morgan Stanley	2,294,073	195,500,901
Morningstar, Inc.	38,090	8,684,139
MSCI, Inc.	132,849	59,681,085
NASDAQ, Inc.	570,675	33,972,283
Northern Trust Corp.	342,092	32,529,528
Open Lending Corp. (a)	168,184	1,633,067
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	498,109
P10, Inc.	56,207	701,463
Perella Weinberg Partners Class A	80,733	580,470
Piper Jaffray Companies	23,798	2,726,537
PJT Partners, Inc.	39,183	2,712,247
Pzena Investment Management, Inc.	31,037	295,472
Raymond James Financial, Inc.	316,854	33,070,052
S&P Global, Inc.	568,972	200,380,559
Safeguard Scientifics, Inc. (a)(b)	30,517	126,035
Sculptor Capital Management, Inc. Class A	34,842	328,560
SEI Investments Co.	169,092	9,249,332
Siebert Financial Corp. (a)(b)	8,951	15,485
Silvercrest Asset Management Group Class A	12,013	214,672
State Street Corp.	600,383	41,036,178
StepStone Group, Inc. Class A	76,578	2,089,814
Stifel Financial Corp.	172,040	10,203,692
StoneX Group, Inc. (a)	27,471	2,550,408
T. Rowe Price Group, Inc.	374,515	44,941,800
TPG, Inc. (b)	62,136	1,824,313
Tradeweb Markets, Inc. Class A	175,424	12,207,756
U.S. Global Investors, Inc. Class A	16,788	63,459
Value Line, Inc.	1,293	106,039
Victory Capital Holdings, Inc.	38,833	1,039,948
Virtu Financial, Inc. Class A	137,842	3,164,852
Virtus Investment Partners, Inc.	11,542	2,207,408
Westwood Holdings Group, Inc.	13,508	182,358
WisdomTree Investments, Inc.	197,978	991,870
		2,004,494,875
Consumer Finance - 0.6%
Ally Financial, Inc.	522,531	17,348,029
American Express Co.	999,076	151,859,552
Atlanticus Holdings Corp. (a)(b)	8,957	255,006
Bread Financial Holdings, Inc.	78,778	3,027,439
Capital One Financial Corp.	640,176	67,743,424
Consumer Portfolio Services, Inc. (a)(b)	16,212	188,708
Credit Acceptance Corp. (a)(b)	12,273	6,530,218
CURO Group Holdings Corp.	29,847	196,990
Discover Financial Services	457,857	46,010,050
Elevate Credit, Inc. (a)	23,656	35,011
Encore Capital Group, Inc. (a)(b)	39,165	2,141,542
Enova International, Inc. (a)	58,336	2,038,260
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	765,748
FirstCash Holdings, Inc.	64,527	5,030,525
Green Dot Corp. Class A (a)	87,731	1,780,062
Katapult Holdings, Inc. (a)(b)	75,838	86,455
LendingClub Corp. (a)	166,265	2,173,084
LendingTree, Inc. (a)	18,680	569,553
Medallion Financial Corp.	35,405	281,824
MoneyLion, Inc. (a)(b)	201,081	287,546
Navient Corp.	267,361	4,114,686
Nelnet, Inc. Class A	34,550	2,910,492
NerdWallet, Inc. (b)	11,622	120,753
Nicholas Financial, Inc. (a)	4,023	35,724
OneMain Holdings, Inc.	179,631	6,274,511
Oportun Financial Corp. (a)	29,210	149,263
OppFi, Inc. Class A (a)(b)	8,549	23,168
PRA Group, Inc. (a)	72,410	2,674,825
PROG Holdings, Inc. (a)	92,447	1,713,967
Regional Management Corp.	15,004	505,485
SLM Corp.	457,539	6,991,196
SoFi Technologies, Inc. (a)(b)	1,265,472	7,491,594
Sunlight Financial Holdings, Inc. Class A (a)(b)	67,319	205,996
Synchrony Financial	816,739	26,748,202
Upstart Holdings, Inc. (a)(b)	80,776	2,092,098
World Acceptance Corp. (a)(b)	6,665	774,740
		371,175,726
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	26,412	816,395
Acacia Research Corp. (a)	84,790	380,707
Alerus Financial Corp.	66,600	1,582,416
Apollo Global Management, Inc.	608,725	33,832,936
Berkshire Hathaway, Inc. Class B (a)	2,961,362	831,550,450
Cannae Holdings, Inc. (a)	134,293	2,902,072
Equitable Holdings, Inc.	601,426	17,892,424
Jackson Financial, Inc.	144,094	4,504,378
LM Funding America, Inc. (a)	11,991	15,588
SWK Holdings Corp. (a)(b)	21,988	384,350
Voya Financial, Inc.	176,326	10,849,339
		904,711,055
Insurance - 2.3%
AFLAC, Inc.	972,484	57,784,999
Alleghany Corp. (a)	21,462	18,053,405
Allstate Corp.	450,677	54,306,579
AMBAC Financial Group, Inc. (a)	75,325	1,136,654
American Equity Investment Life Holding Co.	132,674	5,041,612
American Financial Group, Inc.	106,932	13,653,078
American International Group, Inc.	1,292,967	66,911,042
Amerisafe, Inc.	31,043	1,484,476
Aon PLC	348,119	97,215,712
Arch Capital Group Ltd. (a)	609,837	27,881,748
Argo Group International Holdings, Ltd.	57,951	1,137,578
Arthur J. Gallagher & Co.	343,747	62,414,143
Assurant, Inc.	87,290	13,834,592
Assured Guaranty Ltd.	118,373	6,045,309
Axis Capital Holdings Ltd.	125,906	6,691,904
Brighthouse Financial, Inc. (a)	128,500	6,110,175
Brown & Brown, Inc.	381,914	24,075,859
BRP Group, Inc. (a)	87,666	2,752,712
Chubb Ltd.	693,930	131,187,467
Cincinnati Financial Corp.	245,297	23,783,997
Citizens, Inc. Class A (a)(b)	89,803	340,353
CNA Financial Corp.	59,725	2,297,024
CNO Financial Group, Inc.	200,159	3,684,927
Crawford & Co.:
Class A	27,890	169,571
Class B	22,240	131,216
Donegal Group, Inc. Class A	23,026	334,338
eHealth, Inc. (a)	40,297	257,901
Employers Holdings, Inc.	42,255	1,654,706
Enstar Group Ltd. (a)	20,448	3,869,784
Erie Indemnity Co. Class A	41,450	8,908,849
Everest Re Group Ltd.	64,006	17,220,814
Fednat Holding Co. (a)	13,703	4,414
Fidelity National Financial, Inc.	460,388	18,001,171
First American Financial Corp.	178,700	9,560,450
Genworth Financial, Inc. Class A (a)	809,566	3,416,369
Globe Life, Inc.	148,857	14,467,412
GoHealth, Inc. (a)(b)	90,284	40,799
Goosehead Insurance (b)	32,268	1,677,936
Greenlight Capital Re, Ltd. (a)	42,996	339,238
Hagerty, Inc. Class A (a)(b)	54,191	608,565
Hallmark Financial Services, Inc. (a)	25,240	32,055
Hanover Insurance Group, Inc.	57,030	7,379,112
Hartford Financial Services Group, Inc.	534,842	34,395,689
HCI Group, Inc. (b)	12,326	589,060
Heritage Insurance Holdings, Inc.	42,724	112,791
Hippo Holdings, Inc. (a)(b)	598,333	580,383
Horace Mann Educators Corp.	69,703	2,493,276
Investors Title Co.	2,479	365,281
James River Group Holdings Ltd.	61,647	1,464,733
Kemper Corp.	97,742	4,496,132
Kingstone Companies, Inc.	8,338	32,768
Kinsale Capital Group, Inc.	35,098	8,900,151
Lemonade, Inc. (a)(b)	68,132	1,507,080
Lincoln National Corp.	272,791	12,564,753
Loews Corp.	318,625	17,623,149
Maiden Holdings Ltd. (a)(b)	88,227	201,158
Markel Corp. (a)	22,141	26,438,790
Marsh & McLennan Companies, Inc.	823,212	132,841,720
MBIA, Inc. (a)(b)	87,611	1,032,934
Mercury General Corp.	42,951	1,370,137
MetLife, Inc.	1,130,804	72,744,621
Midwest Holding, Inc. (a)	909	13,362
National Western Life Group, Inc.	3,737	711,188
NI Holdings, Inc. (a)	9,696	127,308
Old Republic International Corp.	463,914	10,131,882
Oscar Health, Inc. (a)	66,615	441,657
Palomar Holdings, Inc. (a)	39,153	3,104,441
Primerica, Inc.	63,534	8,052,935
Principal Financial Group, Inc.	389,196	29,096,293
ProAssurance Corp.	85,575	1,830,449
Progressive Corp.	957,499	117,437,252
Prudential Financial, Inc.	613,694	58,761,201
Reinsurance Group of America, Inc.	108,847	13,645,060
Reliance Global Group, Inc. (a)	14,320	11,320
RenaissanceRe Holdings Ltd.	74,238	10,041,432
RLI Corp.	65,118	7,147,352
Root, Inc. (a)(b)	9,002	111,535
Ryan Specialty Group Holdings, Inc. (a)(b)	94,896	4,019,795
Safety Insurance Group, Inc.	23,962	2,157,778
Selective Insurance Group, Inc.	96,987	7,702,708
Selectquote, Inc. (a)	199,454	221,394
Siriuspoint Ltd. (a)	151,223	675,967
Stewart Information Services Corp.	44,177	2,237,123
The Travelers Companies, Inc.	392,403	63,428,021
Tiptree, Inc.	34,571	413,123
Trean Insurance Group, Inc. (a)	23,898	106,346
Trupanion, Inc. (a)(b)	56,593	3,994,334
United Fire Group, Inc.	35,716	1,051,122
United Insurance Holdings Corp.	35,027	35,377
Universal Insurance Holdings, Inc.	51,387	613,561
Unum Group	328,466	12,432,438
W.R. Berkley Corp.	340,701	22,077,425
White Mountains Insurance Group Ltd.	4,999	6,848,630
Willis Towers Watson PLC	184,372	38,133,661
		1,462,468,121
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,835	144,048
AG Mortgage Investment Trust, Inc.	27,853	178,538
AGNC Investment Corp.	832,486	9,948,208
Angel Oak Mortgage, Inc.	9,825	136,273
Annaly Capital Management, Inc.	2,713,973	17,505,126
Apollo Commercial Real Estate Finance, Inc.	205,384	2,392,724
Arbor Realty Trust, Inc.	262,373	3,930,348
Ares Commercial Real Estate Corp.	77,869	1,027,092
Arlington Asset Investment Corp. (a)	71,308	228,186
Armour Residential REIT, Inc.	183,254	1,301,103
Blackstone Mortgage Trust, Inc.	274,313	7,949,591
BrightSpire Capital, Inc.	140,374	1,179,142
Broadmark Realty Capital, Inc.	216,880	1,398,876
Cherry Hill Mortgage Investment Corp. (b)	22,382	144,812
Chimera Investment Corp.	375,131	3,188,614
Dynex Capital, Inc.	47,445	735,872
Ellington Financial LLC	94,998	1,394,571
Ellington Residential Mortgage REIT	11,126	89,898
Franklin BSP Realty Trust, Inc.	212,271	2,738,296
Granite Point Mortgage Trust, Inc.	87,209	821,509
Great Ajax Corp.	33,856	306,397
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	145,141	5,735,972
Invesco Mortgage Capital, Inc.	53,971	857,599
KKR Real Estate Finance Trust, Inc.	94,406	1,818,260
Ladder Capital Corp. Class A	291,742	3,226,667
Lument Finance Trust, Inc.	10,765	27,020
MFA Financial, Inc.	172,445	1,884,824
New York Mortgage Trust, Inc.	576,914	1,615,359
Nexpoint Real Estate Finance, Inc.	15,867	325,591
Orchid Island Capital, Inc.	51,783	700,106
PennyMac Mortgage Investment Trust	163,219	2,423,802
Ready Capital Corp.	94,290	1,235,199
Redwood Trust, Inc.	178,481	1,383,228
Rithm Capital Corp.	744,442	7,020,088
Sachem Capital Corp.	24,185	106,898
Seven Hills Realty Trust	9,264	96,253
Starwood Property Trust, Inc.	483,911	11,096,079
TPG RE Finance Trust, Inc.	89,006	824,196
Two Harbors Investment Corp.	539,138	2,614,819
Western Asset Mortgage Capital Corp.	7,504	101,604
		99,832,788
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	89,575	3,742,444
Blue Foundry Bancorp (a)	44,743	508,728
Bridgewater Bancshares, Inc. (a)	40,020	687,544
Capitol Federal Financial, Inc.	348,928	3,161,288
Cf Bankshares, Inc.	105	2,216
Columbia Financial, Inc. (a)	83,772	1,786,857
ESSA Bancorp, Inc.	14,301	288,880
Essent Group Ltd.	178,452	7,136,295
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	1,764,008
FFBW, Inc. (a)	2,161	26,580
Finance of America Companies, Inc. (a)(b)	23,514	28,687
Flagstar Bancorp, Inc.	82,405	3,175,065
FS Bancorp, Inc.	13,648	405,482
Greene County Bancorp, Inc.	3,607	191,892
Guild Holdings Co. Class A (b)	3,409	33,851
Hingham Institution for Savings	2,412	716,123
HMN Financial, Inc.	429	9,717
Home Bancorp, Inc.	11,351	443,143
Home Federal Bancorp, Inc.	709	13,691
Impac Mortgage Holdings, Inc. (a)	16,166	8,072
Kearny Financial Corp.	133,106	1,512,084
loanDepot, Inc. (b)	34,309	56,610
Luther Burbank Corp.	25,110	329,192
Merchants Bancorp	38,584	1,040,610
MGIC Investment Corp.	535,832	7,657,039
Mr. Cooper Group, Inc. (a)	119,318	5,047,151
New York Community Bancorp, Inc.	746,015	7,303,487
NMI Holdings, Inc. (a)	135,399	2,779,741
Northeast Community Bancorp, Inc. (b)	23,171	293,808
Northfield Bancorp, Inc.	70,790	1,043,445
Ocwen Financial Corp. (a)	12,933	338,586
OP Bancorp	28,065	339,306
PennyMac Financial Services, Inc.	50,702	2,693,290
Pioneer Bancorp, Inc. (a)	18,130	169,516
Ponce Financial Group, Inc. (a)	31,055	292,228
Provident Bancorp, Inc.	19,950	289,076
Provident Financial Holdings, Inc.	2,162	30,700
Provident Financial Services, Inc.	131,514	3,055,070
Radian Group, Inc.	298,509	6,301,525
Randolph Bancorp, Inc.	3,929	104,551
Rocket Companies, Inc. (b)	219,146	1,731,253
Security National Financial Corp. Class A	26,758	203,361
Southern Missouri Bancorp, Inc.	10,935	576,603
Sterling Bancorp, Inc. (a)	31,816	187,396
Territorial Bancorp, Inc.	10,478	218,047
TFS Financial Corp.	98,914	1,414,470
Timberland Bancorp, Inc./Washington	10,535	279,388
Trustco Bank Corp., New York	31,580	1,052,877
UWM Holdings Corp. Class A (b)	130,421	472,124
Velocity Financial, Inc. (a)	41,453	473,393
Walker & Dunlop, Inc.	48,037	4,825,797
Waterstone Financial, Inc.	41,989	725,990
Western New England Bancorp, Inc.	31,628	263,461
William Penn Bancorp, Inc.	17,081	196,432
WSFS Financial Corp.	106,879	5,167,600
		82,595,770
TOTAL FINANCIALS		7,531,423,962
HEALTH CARE - 13.9%
Biotechnology - 2.6%
180 Life Sciences Corp. (a)(b)	38,298	32,607
2seventy bio, Inc. (a)	58,465	861,189
4D Molecular Therapeutics, Inc. (a)	40,072	314,966
89Bio, Inc. (a)(b)	12,416	55,375
Aadi Bioscience, Inc. (a)(b)	40,680	551,214
Aadi Bioscience, Inc. rights (a)(c)	85,026	1
AbbVie, Inc.	2,898,987	389,797,792
Abeona Therapeutics, Inc. (a)	3,965	14,433
ACADIA Pharmaceuticals, Inc. (a)(b)	192,151	3,157,041
Achieve Life Sciences, Inc. (a)(b)	12,876	58,715
Acorda Therapeutics, Inc. (a)	10,397	4,204
Actinium Pharmaceuticals, Inc. (a)	26,708	187,757
Acumen Pharmaceuticals, Inc. (a)	11,407	64,906
Adagio Therapeutics, Inc. (b)	31,869	145,323
Adicet Bio, Inc. (a)	28,726	406,760
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)(b)	265,336	716,407
Adverum Biotechnologies, Inc. (a)	128,644	149,227
Aeglea BioTherapeutics, Inc. (a)	48,938	25,595
Aerovate Therapeutics, Inc. (a)(b)	13,806	273,773
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)	378,754	1,022,636
AgeX Therapeutics, Inc. (a)(b)	24,431	13,926
Agios Pharmaceuticals, Inc. (a)	196,300	5,005,650
Aikido Pharma, Inc. (a)(b)	7,418	43,766
Aileron Therapeutics, Inc. (a)	48,109	8,905
AIM ImmunoTech, Inc. (a)(b)	36,509	24,278
Akebia Therapeutics, Inc. (a)	290,002	105,648
Akero Therapeutics, Inc. (a)	38,922	457,334
Akouos, Inc. (a)(b)	39,152	131,159
Alaunos Therapeutics, Inc. (a)(b)	334,879	823,802
Albireo Pharma, Inc. (a)(b)	35,809	626,658
Aldeyra Therapeutics, Inc. (a)	83,344	586,742
Alector, Inc. (a)	93,231	964,941
Aligos Therapeutics, Inc. (a)	24,753	30,941
Alkermes PLC (a)	264,660	6,264,502
Allakos, Inc. (a)	54,416	263,918
Allena Pharmaceuticals, Inc. (a)(b)	13,108	1,378
Allogene Therapeutics, Inc. (a)(b)	125,225	1,716,835
Allovir, Inc. (a)(b)	42,456	318,845
Alnylam Pharmaceuticals, Inc. (a)	198,389	41,001,055
Alpine Immune Sciences, Inc. (a)	16,715	125,530
Altimmune, Inc. (a)	58,747	1,297,134
ALX Oncology Holdings, Inc. (a)	35,269	458,497
Amgen, Inc.	876,401	210,599,160
Amicus Therapeutics, Inc. (a)	416,584	4,678,238
AnaptysBio, Inc. (a)(b)	40,835	948,189
Anavex Life Sciences Corp. (a)(b)	122,008	1,170,057
Anika Therapeutics, Inc. (a)	21,739	491,301
Anixa Biosciences, Inc. (a)	52,257	217,912
Annexon, Inc. (a)(b)	39,153	230,220
Annovis Bio, Inc. (a)(b)	7,008	81,293
Apellis Pharmaceuticals, Inc. (a)	146,360	8,856,244
Applied Genetic Technologies Corp. (a)	45,693	18,359
Applied Molecular Transport, Inc. (a)	28,241	41,797
Applied Therapeutics, Inc. (a)	23,151	31,717
Aprea Therapeutics, Inc. (a)(b)	16,675	13,242
Aptevo Therapeutics, Inc. (a)	5,943	21,038
Aptinyx, Inc. (a)	41,124	17,066
AquaBounty Technologies, Inc. (a)(b)	111,133	133,360
Aravive, Inc. (a)	19,699	13,244
Arbutus Biopharma Corp. (a)	137,997	306,353
Arcellx, Inc.	13,574	243,925
Arcturus Therapeutics Holdings, Inc. (a)(b)	32,952	462,646
Arcus Biosciences, Inc. (a)	73,414	1,767,809
Arcutis Biotherapeutics, Inc. (a)	54,459	1,467,670
Ardelyx, Inc. (a)(b)	110,261	104,516
Aridis Pharmaceuticals, Inc. (a)(b)	11,612	16,954
Arrowhead Pharmaceuticals, Inc. (a)	169,403	6,726,993
Assembly Biosciences, Inc. (a)	45,323	84,754
Astria Therapeutics, Inc. (a)	7,457	64,056
Atara Biotherapeutics, Inc. (a)	143,180	574,152
Athenex, Inc. (a)	104,505	50,110
Athersys, Inc. (a)	12,554	34,524
Atossa Therapeutics, Inc. (a)(b)	182,911	168,461
Atreca, Inc. (a)(b)	36,913	68,658
aTyr Pharma, Inc. (a)	34,154	116,807
Aura Biosciences, Inc.	8,030	107,281
Avalo Therapeutics, Inc. (a)	14,996	71,231
AVEO Pharmaceuticals, Inc. (a)	37,534	303,650
Avid Bioservices, Inc. (a)	97,789	1,683,927
Avidity Biosciences, Inc. (a)(b)	77,699	1,524,454
Avita Medical, Inc. (a)(b)	40,787	252,064
AVROBIO, Inc. (a)	47,959	45,561
Axcella Health, Inc. (a)	9,842	24,211
Beam Therapeutics, Inc. (a)(b)	73,420	4,008,732
Bellerophon Therapeutics, Inc. (a)(b)	7,640	9,703
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	6,744
Bio Path Holdings, Inc. (a)(b)	3,392	12,415
BioAtla, Inc. (a)(b)	28,920	251,893
Biocept, Inc. (a)(b)	14,680	15,120
BioCryst Pharmaceuticals, Inc. (a)(b)	295,818	4,111,870
Biogen, Inc. (a)	240,268	46,943,562
Biohaven Pharmaceutical Holding Co. Ltd. (a)	103,908	15,518,660
BioMarin Pharmaceutical, Inc. (a)	303,062	27,033,130
Biomea Fusion, Inc. (a)(b)	12,921	148,592
Biora Therapeutics, Inc. (a)(b)	210,765	152,236
BioVie, Inc. (a)	1,121	4,047
BioXcel Therapeutics, Inc. (a)(b)	26,766	366,159
Black Diamond Therapeutics, Inc. (a)(b)	27,214	86,813
bluebird bio, Inc. (a)(b)	103,400	603,856
Blueprint Medicines Corp. (a)	95,437	6,987,897
Bolt Biotherapeutics, Inc. (a)(b)	21,951	39,512
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	173,061
Brickell Biotech, Inc. (a)(b)	2,082	5,247
BridgeBio Pharma, Inc. (a)(b)	190,334	1,998,507
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	40,942	16,848
C4 Therapeutics, Inc. (a)(b)	63,241	637,469
Cabaletta Bio, Inc. (a)(b)	14,463	13,811
Calithera Biosciences, Inc. (a)(b)	4,238	16,486
Calyxt, Inc. (a)	14,780	3,213
Candel Therapeutics, Inc. (a)	8,840	30,675
Capricor Therapeutics, Inc. (a)	29,656	172,598
Cardiff Oncology, Inc. (a)(b)	75,260	202,449
CareDx, Inc. (a)	84,337	1,652,162
Caribou Biosciences, Inc. (a)	37,522	370,342
CASI Pharmaceuticals, Inc. (a)(b)	14,678	55,043
Catalyst Biosciences, Inc. (a)	35,667	70,264
Catalyst Pharmaceutical Partners, Inc. (a)	146,497	1,983,569
Cel-Sci Corp. (a)(b)	62,124	244,769
Celcuity, Inc. (a)	12,131	113,425
Celldex Therapeutics, Inc. (a)	73,883	2,246,043
Cellectar Biosciences, Inc. (a)	5,651	31,363
Celsion Corp. (a)(b)	8,015	17,072
Century Therapeutics, Inc. (a)	17,785	187,098
Cerevel Therapeutics Holdings (a)(b)	94,288	2,743,781
Checkpoint Therapeutics, Inc. (a)(b)	111,216	143,469
ChemoCentryx, Inc. (a)	81,917	4,176,129
Chimerix, Inc. (a)	127,558	280,628
Chinook Therapeutics, Inc. (a)	74,531	1,550,245
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cidara Therapeutics, Inc. (a)	43,932	29,874
Clene, Inc. (a)(b)	54,704	161,924
Clovis Oncology, Inc. (a)(b)	218,833	245,093
Codiak Biosciences, Inc. (a)	20,613	44,318
Cogent Biosciences, Inc. (a)	57,368	945,998
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)	61,277	9,351
Coherus BioSciences, Inc. (a)	98,564	1,101,946
Concert Pharmaceuticals, Inc. (a)	34,715	228,425
ContraFect Corp. (a)(b)	52,173	13,878
Corbus Pharmaceuticals Holdings, Inc. (a)	157,355	31,723
Corvus Pharmaceuticals, Inc. (a)	58,129	55,717
Crinetics Pharmaceuticals, Inc. (a)	67,928	1,282,481
CRISPR Therapeutics AG (a)(b)	129,510	8,429,806
CTI BioPharma Corp. (a)(b)	132,240	830,467
Cue Biopharma, Inc. (a)	47,568	139,850
Cullinan Oncology, Inc. (a)	44,855	604,645
Curis, Inc. (a)(b)	130,100	126,197
Cyclerion Therapeutics, Inc. (a)	45,211	37,977
Cyclo Therapeutics, Inc. (a)	5,309	11,043
Cyteir Therapeutics, Inc. (a)	6,729	14,535
Cytokinetics, Inc. (a)	137,726	7,293,969
CytomX Therapeutics, Inc. (a)	90,799	136,199
Day One Biopharmaceuticals, Inc. (a)	34,031	799,388
Decibel Therapeutics, Inc. (a)	9,257	45,730
Deciphera Pharmaceuticals, Inc. (a)	70,506	1,144,312
Denali Therapeutics, Inc. (a)	149,179	4,127,783
DermTech, Inc. (a)(b)	39,764	221,088
Design Therapeutics, Inc. (a)(b)	32,403	656,485
DiaMedica Therapeutics, Inc. (a)	22,097	39,112
Diffusion Pharmaceuticals, Inc. (a)(b)	1,688	11,023
Dyadic International, Inc. (a)(b)	37,918	101,810
Dynavax Technologies Corp. (a)(b)	188,284	2,159,617
Dyne Therapeutics, Inc. (a)	38,912	381,338
Eagle Pharmaceuticals, Inc. (a)	18,690	612,471
Edesa Biotech, Inc. (a)	8,424	15,500
Editas Medicine, Inc. (a)(b)	107,475	1,579,883
Effector Therapeutics, Inc. Class A (a)	9,490	5,784
Eiger Biopharmaceuticals, Inc. (a)(b)	59,685	492,998
Eledon Pharmaceuticals, Inc. (a)	18,468	69,255
Eliem Therapeutics, Inc.	7,452	22,431
Emergent BioSolutions, Inc. (a)	78,444	1,884,225
Enanta Pharmaceuticals, Inc. (a)	29,715	1,809,049
Enochian Biosciences, Inc. (a)	23,157	57,198
Ensysce Biosciences, Inc. (a)(b)	15,267	6,449
Entrada Therapeutics, Inc. (b)	14,082	177,856
EQRx, Inc. (a)	409,898	2,004,401
Equillium, Inc. (a)	21,675	58,956
Erasca, Inc. (a)	30,268	273,017
Evelo Biosciences, Inc. (a)(b)	43,475	95,210
Exact Sciences Corp. (a)	284,829	10,125,671
Exagen, Inc. (a)(b)	10,039	45,477
Exelixis, Inc. (a)	518,224	9,193,294
Exicure, Inc. (a)(b)	4,479	8,017
F-star Therapeutics, Inc. (a)	27,582	185,075
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)(b)	129,184	3,376,870
FibroGen, Inc. (a)	136,057	1,692,549
Finch Therapeutics Group, Inc. (a)	10,837	23,408
First Wave BioPharma, Inc. (a)(b)	197	605
Foghorn Therapeutics, Inc. (a)	31,617	314,273
Forma Therapeutics Holdings, Inc. (a)	47,722	639,475
Forte Biosciences, Inc. (a)	16,638	21,629
Fortress Biotech, Inc. (a)	118,327	120,694
Frequency Therapeutics, Inc. (a)	54,830	112,950
G1 Therapeutics, Inc. (a)(b)	56,782	823,907
Galectin Therapeutics, Inc. (a)(b)	63,339	120,344
Galecto, Inc. (a)	11,675	25,101
Galera Therapeutics, Inc. (a)	4,354	5,834
Gelesis Holdings, Inc. Class A (a)(b)	21,776	26,349
Gemini Therapeutics, Inc. (a)(b)	62,884	97,470
Generation Bio Co. (a)	76,796	393,196
Genprex, Inc. (a)(b)	68,088	108,941
GeoVax Labs, Inc. (a)	8,310	9,889
Geron Corp. (a)	572,827	1,512,263
Gilead Sciences, Inc.	2,057,460	130,586,986
Global Blood Therapeutics, Inc. (a)	98,478	6,686,656
GlycoMimetics, Inc. (a)	51,855	39,410
Gossamer Bio, Inc. (a)(b)	78,933	1,101,115
Graphite Bio, Inc. (a)	25,883	85,673
GreenLight Biosciences Holdings PBC Class A (a)(b)	106,111	301,355
Greenwich Lifesciences, Inc. (a)(b)	4,975	47,163
Gritstone Bio, Inc. (a)(b)	105,793	348,059
Gt Biopharma, Inc. (a)	29,786	76,848
Halozyme Therapeutics, Inc. (a)	229,622	9,352,504
Harpoon Therapeutics, Inc. (a)(b)	34,224	56,812
Heron Therapeutics, Inc. (a)(b)	170,063	695,558
HilleVax, Inc.	18,321	218,203
Histogen, Inc. (a)(b)	128	256
Homology Medicines, Inc. (a)	61,627	144,207
Hookipa Pharma, Inc. (a)	77,302	115,180
Horizon Therapeutics PLC (a)	390,127	23,099,420
Humacyte, Inc. Class A (a)(b)	126,345	461,159
Humanigen, Inc. (a)(b)	75,276	16,802
iBio, Inc. (a)(b)	343,356	95,213
Icosavax, Inc. (a)(b)	22,828	107,748
Ideaya Biosciences, Inc. (a)(b)	52,287	513,981
Idera Pharmaceuticals, Inc. (a)(b)	91,027	45,514
IGM Biosciences, Inc. (a)(b)	26,875	521,644
Imago BioSciences, Inc. (a)(b)	13,642	198,218
Immix Biopharma, Inc.	4,692	8,539
Immuneering Corp. (a)(b)	9,384	52,363
Immunic, Inc. (a)	36,420	162,069
ImmunityBio, Inc. (a)(b)	116,914	467,656
ImmunoGen, Inc. (a)	354,829	2,061,556
Immunome, Inc. (a)(b)	11,659	66,923
Immunovant, Inc. (a)	88,169	454,070
Impel Pharmaceuticals, Inc. (a)(b)	5,825	45,552
Incyte Corp. (a)	309,782	21,817,946
Infinity Pharmaceuticals, Inc. (a)	116,752	187,971
Inhibrx, Inc. (a)(b)	36,754	652,016
Inmune Bio, Inc. (a)(b)	15,186	122,551
Inovio Pharmaceuticals, Inc. (a)(b)	329,782	755,201
Inozyme Pharma, Inc. (a)	37,524	112,572
Insmed, Inc. (a)	190,481	4,689,642
Instil Bio, Inc. (a)(b)	35,978	187,086
Intellia Therapeutics, Inc. (a)	113,379	6,809,543
Intercept Pharmaceuticals, Inc. (a)(b)	41,103	713,959
Ionis Pharmaceuticals, Inc. (a)	229,087	9,740,779
Iovance Biotherapeutics, Inc. (a)	225,570	2,418,110
Ironwood Pharmaceuticals, Inc. Class A (a)	258,371	2,780,072
IsoRay, Inc. (a)(b)	190,229	70,385
iTeos Therapeutics, Inc. (a)	32,752	726,439
Iveric Bio, Inc. (a)	167,112	1,644,382
Janux Therapeutics, Inc. (a)	19,512	211,120
Jasper Therapeutics, Inc. (a)(b)	15,107	28,703
Jounce Therapeutics, Inc. (a)	42,840	156,794
Kalvista Pharmaceuticals, Inc. (a)	34,538	568,841
Karuna Therapeutics, Inc. (a)	42,046	10,724,253
Karyopharm Therapeutics, Inc. (a)(b)	117,204	593,052
Keros Therapeutics, Inc. (a)	21,091	745,989
Kezar Life Sciences, Inc. (a)(b)	60,129	618,126
Kiniksa Pharmaceuticals Ltd. (a)	42,836	502,038
Kinnate Biopharma, Inc. (a)(b)	27,233	394,334
Kintara Therapeutics, Inc. (a)(b)	69,028	10,706
Kodiak Sciences, Inc. (a)	53,766	538,198
Kronos Bio, Inc. (a)(b)	77,287	309,148
Krystal Biotech, Inc. (a)(b)	33,112	2,321,482
Kura Oncology, Inc. (a)	110,209	1,527,497
Kymera Therapeutics, Inc. (a)	57,835	1,634,995
Lantern Pharma, Inc. (a)(b)	6,165	31,873
Larimar Therapeutics, Inc. (a)	18,481	50,268
Leap Therapeutics, Inc. (a)(b)	105,092	149,231
Lexicon Pharmaceuticals, Inc. (a)	117,528	323,202
Ligand Pharmaceuticals, Inc. Class B (a)	27,397	2,531,209
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	361,731
LogicBio Therapeutics, Inc. (a)	12,282	4,402
Longeveron, Inc. (a)(b)	4,231	20,245
Lumos Pharma, Inc. (a)	3,251	26,626
Lyell Immunopharma, Inc. (a)(b)	33,410	223,847
Macrogenics, Inc. (a)	92,923	368,904
Madrigal Pharmaceuticals, Inc. (a)(b)	20,245	1,460,069
Magenta Therapeutics, Inc. (a)	49,503	87,125
MannKind Corp. (a)(b)	393,051	1,434,636
Marker Therapeutics, Inc. (a)	89,516	27,750
Matinas BioPharma Holdings, Inc. (a)	264,925	188,097
MediciNova, Inc. (a)(b)	61,340	130,654
MEI Pharma, Inc. (a)(b)	134,168	67,970
Merrimack Pharmaceuticals, Inc. (a)	15,717	65,226
Mersana Therapeutics, Inc. (a)	139,980	1,049,850
MiMedx Group, Inc. (a)	151,572	535,049
Minerva Neurosciences, Inc. (a)(b)	5,733	64,668
Mirati Therapeutics, Inc. (a)	80,378	6,513,029
Mirum Pharmaceuticals, Inc. (a)(b)	25,087	626,673
Moderna, Inc. (a)	567,188	75,021,957
Molecular Templates, Inc. (a)(b)	59,475	43,637
Moleculin Biotech, Inc. (a)(b)	30,817	45,609
Monte Rosa Therapeutics, Inc. (a)(b)	20,292	160,713
Morphic Holding, Inc. (a)	52,732	1,451,185
Mustang Bio, Inc. (a)	96,783	58,796
Myovant Sciences Ltd. (a)(b)	74,672	1,276,144
Myriad Genetics, Inc. (a)	128,467	2,869,953
NanoViricides, Inc. (a)(b)	8,252	19,722
Natera, Inc. (a)	144,381	7,112,208
Navidea Biopharmaceuticals, Inc. (a)	7,141	2,378
Neoleukin Therapeutics, Inc. (a)	48,248	49,695
Neubase Therapeutics, Inc. (a)(b)	27,182	16,461
Neurobo Pharmaceuticals, Inc. (a)	380	118
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	155,135	16,231,775
Neximmune, Inc. (a)(b)	6,510	7,487
NextCure, Inc. (a)(b)	28,995	118,880
Nighthawk Biosciences, Inc. (a)(b)	35,946	77,643
Nkarta, Inc. (a)(b)	44,187	635,851
Novavax, Inc. (a)(b)	126,533	4,180,650
Nurix Therapeutics, Inc. (a)(b)	67,925	1,068,460
Nuvalent, Inc. Class A (a)(b)	16,142	272,477
Nuvectis Pharma, Inc. (b)	4,368	35,381
Ocugen, Inc. (a)(b)	327,028	843,732
Olema Pharmaceuticals, Inc. (a)	43,005	169,870
Omega Therapeutics, Inc. (a)	7,699	34,415
OncoCyte Corp. (a)(b)	131,228	103,670
Oncorus, Inc. (a)(b)	15,974	20,766
OncoSec Medical, Inc. (a)	19,670	13,242
Oncternal Therapeutics, Inc. (a)	80,553	90,219
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)	60,641	28,253
Oragenics, Inc. (a)(b)	83,373	26,037
Organogenesis Holdings, Inc. Class A (a)	103,797	372,631
Organovo Holdings, Inc. (a)(b)	11,895	27,834
Orgenesis, Inc. (a)(b)	40,821	79,193
ORIC Pharmaceuticals, Inc. (a)(b)	62,904	217,648
Outlook Therapeutics, Inc. (a)(b)	155,532	174,196
Ovid Therapeutics, Inc. (a)	80,268	161,339
Oyster Point Pharma, Inc. (a)(b)	16,744	104,650
Palatin Technologies, Inc. (a)(b)	10,930	54,869
Pardes Biosciences, Inc. (a)(b)	44,132	154,903
Passage Bio, Inc. (a)	44,674	90,241
PDL BioPharma, Inc. (a)(c)	218,274	320,863
PDS Biotechnology Corp. (a)(b)	32,700	137,013
PepGen, Inc.	13,944	132,468
PharmaCyte Biotech, Inc. (a)(b)	21,430	56,361
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	28,230
Pieris Pharmaceuticals, Inc. (a)(b)	100,668	146,975
PMV Pharmaceuticals, Inc. (a)(b)	43,513	605,701
Point Biopharma Global, Inc. (a)(b)	160,062	1,560,605
Polarityte, Inc. (a)(b)	3,639	3,712
Poseida Therapeutics, Inc. (a)	39,484	130,692
Praxis Precision Medicines, Inc. (a)(b)	56,623	176,664
Precigen, Inc. (a)(b)	140,644	310,823
Precision BioSciences, Inc. (a)	69,476	111,856
Prelude Therapeutics, Inc. (a)	24,019	172,937
Prometheus Biosciences, Inc. (a)	23,004	1,203,339
Protagonist Therapeutics, Inc. (a)	71,859	626,610
Protara Therapeutics, Inc. (a)	11,701	40,368
Prothena Corp. PLC (a)	57,010	1,571,766
PTC Therapeutics, Inc. (a)	160,943	8,037,493
Puma Biotechnology, Inc. (a)	56,688	151,924
Pyxis Oncology, Inc. (b)	13,063	33,833
Qualigen Therapeutics, Inc. (a)(b)	15,124	5,756
Quince Therapeutics, Inc. (a)(b)	25,276	44,486
Rallybio Corp. (a)	8,481	93,715
RAPT Therapeutics, Inc. (a)	32,027	855,441
Recursion Pharmaceuticals, Inc. (a)	47,396	498,132
Regeneron Pharmaceuticals, Inc. (a)	177,096	102,903,402
REGENXBIO, Inc. (a)	61,477	1,813,572
Regulus Therapeutics, Inc. (a)(b)	5,076	7,208
Relay Therapeutics, Inc. (a)(b)	121,592	2,792,968
Reneo Pharmaceuticals, Inc. (a)	5,709	17,983
Repligen Corp. (a)	84,267	18,485,652
Replimune Group, Inc. (a)	44,877	855,356
Revolution Medicines, Inc. (a)	124,562	2,594,626
Rezolute, Inc. (a)(b)	19,905	47,374
Rhythm Pharmaceuticals, Inc. (a)	69,148	1,562,745
Rigel Pharmaceuticals, Inc. (a)	265,322	376,757
Rocket Pharmaceuticals, Inc. (a)(b)	68,184	1,050,715
Rubius Therapeutics, Inc. (a)	69,675	48,773
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	60,115
Sage Therapeutics, Inc. (a)	84,853	3,195,564
Salarius Pharmaceuticals, Inc. (a)	64,297	12,924
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	6
Sana Biotechnology, Inc. (a)(b)	137,536	936,620
Sangamo Therapeutics, Inc. (a)	180,337	973,820
Sarepta Therapeutics, Inc. (a)	141,878	15,518,616
Savara, Inc. (a)	99,425	142,178
Scholar Rock Holding Corp. (a)	40,482	337,620
Seagen, Inc. (a)	220,729	34,056,277
Selecta Biosciences, Inc. (a)(b)	188,029	353,495
Sellas Life Sciences Group, Inc. (a)(b)	20,426	62,504
Sensei Biotherapeutics, Inc. (a)	11,330	21,640
Seres Therapeutics, Inc. (a)	104,209	535,634
Sesen Bio, Inc. (a)	266,888	184,153
Shattuck Labs, Inc. (a)	38,622	125,522
Sigilon Therapeutics, Inc. (a)	12,132	7,541
Silverback Therapeutics, Inc. (a)	38,363	208,695
Sio Gene Therapies, Inc. (a)	38,531	12,908
Societal Cdmo, Inc. (a)	57,578	68,518
Soleno Therapeutics, Inc. (a)(b)	2,452	5,394
Solid Biosciences, Inc. (a)	89,818	57,484
Soligenix, Inc. (a)(b)	23,654	18,403
Sorrento Therapeutics, Inc. (a)(b)	591,024	1,211,599
Spectrum Pharmaceuticals, Inc. (a)	243,368	275,006
Spero Therapeutics, Inc. (a)	39,004	31,472
Springworks Therapeutics, Inc. (a)(b)	43,652	1,212,216
Spruce Biosciences, Inc. (a)(b)	5,509	11,569
SQZ Biotechnologies Co. (a)(b)	20,477	61,431
Statera Biopharma, Inc. (a)(b)	22,064	3,985
Stoke Therapeutics, Inc. (a)	34,516	519,811
Surface Oncology, Inc. (a)	51,934	70,630
Surrozen, Inc. (a)(b)	11,713	30,102
Sutro Biopharma, Inc. (a)	65,091	368,415
Synaptogenix, Inc. (a)(b)	7,462	62,755
Syndax Pharmaceuticals, Inc. (a)	79,875	1,885,849
Synlogic, Inc. (a)	57,398	57,398
Synthetic Biologics, Inc. (a)(b)	9,757	14,343
Syros Pharmaceuticals, Inc. (a)(b)	80,524	64,468
T2 Biosystems, Inc. (a)(b)	242,249	29,676
Talaris Therapeutics, Inc. (a)	13,340	44,155
Tango Therapeutics, Inc. (a)	115,083	471,840
Taysha Gene Therapies, Inc. (a)	35,232	111,333
TCR2 Therapeutics, Inc. (a)	40,487	110,125
Tempest Therapeutics, Inc. (a)(b)	2,810	6,182
Tenaya Therapeutics, Inc. (a)(b)	17,221	75,600
TG Therapeutics, Inc. (a)	217,897	1,553,606
TONIX Pharmaceuticals Holding (a)(b)	19,853	20,250
TRACON Pharmaceuticals, Inc. (a)	24,147	47,811
Travere Therapeutics, Inc. (a)	95,192	2,547,338
Trevena, Inc. (a)	223,656	48,287
Twist Bioscience Corp. (a)	89,742	3,600,449
Tyme Technologies, Inc. (a)	123,850	35,619
Tyra Biosciences, Inc. (b)	15,618	103,235
Ultragenyx Pharmaceutical, Inc. (a)	112,316	5,356,350
uniQure B.V. (a)	63,200	1,234,928
United Therapeutics Corp. (a)	73,461	16,647,732
UNITY Biotechnology, Inc. (a)	46,076	21,416
Vanda Pharmaceuticals, Inc. (a)	89,284	944,625
Vaxart, Inc. (a)(b)	200,059	620,183
Vaxcyte, Inc. (a)	54,213	1,418,212
VBI Vaccines, Inc. (a)	359,977	322,395
Vera Therapeutics, Inc. (a)(b)	14,733	320,148
Veracyte, Inc. (a)(b)	113,731	2,320,112
Verastem, Inc. (a)	271,742	315,221
Vericel Corp. (a)	76,907	1,918,830
Vertex Pharmaceuticals, Inc. (a)	419,711	118,257,771
Verve Therapeutics, Inc. (a)	37,248	1,428,833
Vigil Neuroscience, Inc.	8,965	76,292
Viking Therapeutics, Inc. (a)(b)	104,003	330,730
Vincerx Pharma, Inc. (a)(b)	27,455	41,732
Vir Biotechnology, Inc. (a)	120,241	2,855,724
Viracta Therapeutics, Inc. (a)	26,919	109,022
Viridian Therapeutics, Inc. (a)	57,214	1,270,723
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
VistaGen Therapeutics, Inc. (a)	268,335	49,374
Vor Biopharma, Inc. (a)(b)	18,724	96,054
Voyager Therapeutics, Inc. (a)	41,094	245,331
vTv Therapeutics, Inc. Class A (a)(b)	39,197	41,549
Vyant Bio, Inc. (a)	18,007	12,839
Werewolf Therapeutics, Inc. (a)	11,166	56,500
X4 Pharmaceuticals, Inc. (a)	23,776	23,541
Xbiotech, Inc. (a)	22,712	91,075
Xencor, Inc. (a)	92,030	2,428,672
Xilio Therapeutics, Inc.	11,070	24,797
XOMA Corp. (a)(b)	16,955	337,065
Y-mAbs Therapeutics, Inc. (a)(b)	57,506	924,696
Yumanity Therapeutics, Inc. (a)	2,924	5,000
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (a)	76,523	2,051,582
		1,662,805,030
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	2,871,981	294,808,850
Abiomed, Inc. (a)	74,726	19,374,957
Accelerate Diagnostics, Inc. (a)(b)	57,249	93,316
Accuray, Inc. (a)(b)	143,156	340,711
Acutus Medical, Inc. (a)	22,522	26,801
Aethlon Medical, Inc. (a)(b)	25,344	24,584
Align Technology, Inc. (a)	120,149	29,280,311
Alphatec Holdings, Inc. (a)	115,279	874,968
Angiodynamics, Inc. (a)	60,440	1,338,142
Apollo Endosurgery, Inc. (a)	43,174	238,320
Apyx Medical Corp. (a)	57,479	329,355
Artivion, Inc. (a)	63,237	1,401,332
Asensus Surgical, Inc. (a)(b)	410,079	221,443
Aspira Women's Health, Inc. (a)(b)	97,584	49,768
Atricure, Inc. (a)	74,191	3,384,593
Atrion Corp.	2,373	1,433,173
Avanos Medical, Inc. (a)	78,830	1,941,583
Avinger, Inc. (a)(b)	7,694	10,925
AxoGen, Inc. (a)	73,587	689,510
Axonics Modulation Technologies, Inc. (a)	77,608	5,607,178
Baxter International, Inc.	826,531	47,492,471
Becton, Dickinson & Co.	467,962	118,122,968
Beyond Air, Inc. (a)(b)	36,491	342,286
BioLase Technology, Inc. (a)(b)	10,705	41,054
BioLife Solutions, Inc. (a)	48,948	1,155,662
Biomerica, Inc. (a)(b)	3,201	11,332
BioSig Technologies, Inc. (a)(b)	30,625	33,688
Bioventus, Inc. (a)(b)	37,543	274,439
Boston Scientific Corp. (a)	2,345,441	94,544,727
Butterfly Network, Inc. Class A (a)(b)	218,205	1,359,417
Cardiovascular Systems, Inc. (a)	64,374	850,381
Cerus Corp. (a)	263,959	1,084,871
Chembio Diagnostics, Inc. (a)(b)	13,955	8,453
ClearPoint Neuro, Inc. (a)(b)	24,679	317,619
Co.-Diagnostics, Inc. (a)(b)	43,909	148,412
ConforMis, Inc. (a)	293,619	76,341
CONMED Corp.	47,340	4,192,904
CryoPort, Inc. (a)(b)	83,452	2,725,542
Cutera, Inc. (a)(b)	27,141	1,295,983
CVRx, Inc. (a)	9,373	67,954
CytoSorbents Corp. (a)	62,586	118,913
DarioHealth Corp. (a)(b)	29,090	138,759
Delcath Systems, Inc. (a)(b)	4,791	19,931
Dentsply Sirona, Inc.	353,299	11,577,608
DexCom, Inc. (a)	652,094	53,608,648
Eargo, Inc. (a)(b)	30,166	54,902
Edwards Lifesciences Corp. (a)	1,019,699	91,874,880
Ekso Bionics Holdings, Inc. (a)	14,838	34,869
electroCore, Inc. (a)(b)	58,573	31,026
Electromed, Inc. (a)	6,101	59,180
Embecta Corp.	92,214	2,943,471
ENDRA Life Sciences, Inc. (a)(b)	38,471	11,222
Enovis Corp. (a)(b)	75,422	3,820,124
Envista Holdings Corp. (a)	263,192	9,761,791
Envveno Medical Corp. (a)(b)	10,208	75,437
Figs, Inc. Class A (a)	58,336	674,364
Fonar Corp. (a)	12,634	178,139
Glaukos Corp. (a)	75,954	3,687,567
Globus Medical, Inc. (a)	130,103	7,700,797
Haemonetics Corp. (a)	83,034	6,230,041
Helius Medical Technologies, Inc. (U.S.) (a)(b)	534	293
Heska Corp. (a)	18,209	1,658,294
Hologic, Inc. (a)	408,350	27,588,126
Hyperfine, Inc. (a)(b)	66,299	88,841
ICU Medical, Inc. (a)	32,418	5,154,462
IDEXX Laboratories, Inc. (a)	137,806	47,904,122
Inari Medical, Inc. (a)(b)	54,375	3,770,906
Inogen, Inc. (a)	32,816	939,522
Inspire Medical Systems, Inc. (a)	44,530	8,527,050
Insulet Corp. (a)	113,596	29,020,370
Integer Holdings Corp. (a)	53,179	3,354,000
Integra LifeSciences Holdings Corp. (a)	119,716	5,711,650
Intuitive Surgical, Inc. (a)	591,150	121,623,201
Invacare Corp. (a)(b)	53,785	46,524
INVO Bioscience, Inc. (a)	23,986	23,218
IRadimed Corp.	10,923	366,467
iRhythm Technologies, Inc. (a)	48,163	7,101,634
Iridex Corp. (a)	14,475	37,635
Kewaunee Scientific Corp. (a)	970	19,342
KORU Medical Systems, Inc. (a)(b)	36,405	89,920
Lantheus Holdings, Inc. (a)	110,629	8,717,565
LeMaitre Vascular, Inc.	32,885	1,623,861
LENSAR, Inc. (a)	16,562	89,269
LivaNova PLC (a)	86,269	4,852,631
LogicMark, Inc. (a)(b)	2,348	2,677
Lucid Diagnostics, Inc. (b)	3,903	8,470
Lucira Health, Inc. (a)	12,311	21,790
Masimo Corp. (a)	83,888	12,322,308
Medtronic PLC	2,202,145	193,612,588
Meridian Bioscience, Inc. (a)	72,255	2,354,790
Merit Medical Systems, Inc. (a)	83,343	4,936,406
Mesa Laboratories, Inc.	8,973	1,533,127
Microbot Medical, Inc. (a)(b)	10,061	50,707
Milestone Scientific, Inc. (a)(b)	55,851	53,617
Minerva Surgical, Inc. (b)	7,017	11,929
Motus GI Holdings, Inc. (a)(b)	2,318	7,603
Myomo, Inc. (a)	6,750	12,555
NanoVibronix, Inc. (a)(b)	39,040	20,211
Nemaura Medical, Inc. (a)	15,517	29,482
Neogen Corp. (a)(b)	178,417	3,728,915
NeuroMetrix, Inc. (a)(b)	14,942	50,355
Neuronetics, Inc. (a)	31,678	113,090
NeuroOne Medical Technologies Corp. (a)	11,708	29,855
NeuroPace, Inc. (a)(b)	9,942	40,862
Nevro Corp. (a)	55,911	2,533,887
NEXGEL, Inc. (a)	12	21
Novocure Ltd. (a)	146,317	12,017,015
NuVasive, Inc. (a)	83,296	3,540,913
Nuwellis, Inc. (a)	9,397	13,720
Omnicell, Inc. (a)	71,739	7,338,182
OraSure Technologies, Inc. (a)	114,677	469,029
Orthofix International NV (a)	31,860	634,014
OrthoPediatrics Corp. (a)	22,370	1,098,143
Outset Medical, Inc. (a)	67,302	1,230,954
Owlet, Inc. (a)	110,618	179,201
Paragon 28, Inc. (b)	13,480	236,574
PAVmed, Inc. (a)(b)	117,738	140,108
Penumbra, Inc. (a)	57,242	9,397,419
Predictive Oncology, Inc. (a)	75,628	30,493
Pro-Dex, Inc. (a)	4,562	87,590
PROCEPT BioRobotics Corp.	19,181	776,447
Pulmonx Corp. (a)(b)	58,442	1,073,580
Pulse Biosciences, Inc. (a)(b)	22,939	29,133
QuidelOrtho Corp. (a)	81,395	6,451,368
Quotient Ltd. (a)	147,507	28,661
Reshape Lifesciences, Inc. (a)	178	74
ResMed, Inc.	240,522	52,895,598
Retractable Technologies, Inc. (a)(b)	32,187	74,996
Rockwell Medical Technologies, Inc. (a)(b)	7,463	13,508
RxSight, Inc. (a)	13,636	170,586
Sanara Medtech, Inc. (a)(b)	3,697	126,622
Seaspine Holdings Corp. (a)	50,376	322,406
Semler Scientific, Inc. (a)	9,790	447,501
Senseonics Holdings, Inc. (a)(b)	678,541	1,207,803
Sensus Healthcare, Inc. (a)	23,984	298,601
Shockwave Medical, Inc. (a)	58,336	17,317,625
SI-BONE, Inc. (a)(b)	41,873	690,905
Sientra, Inc. (a)(b)	77,158	49,798
Sight Sciences, Inc. (a)(b)	18,672	130,144
Silk Road Medical, Inc. (a)(b)	58,045	2,311,932
Sintx Technologies, Inc. (a)(b)	35,965	16,544
Sintx Technologies, Inc. rights 12/31/99 (a)(c)	35,965	0
SmileDirectClub, Inc. (a)(b)	154,431	176,051
Sonendo, Inc. (b)	11,072	13,176
Staar Surgical Co. (a)	77,607	7,340,846
Stereotaxis, Inc. (a)	91,596	188,688
STERIS PLC	164,180	33,062,568
STRATA Skin Sciences, Inc. (a)	566	561
Stryker Corp.	552,233	113,318,212
Surgalign Holdings, Inc. (a)(b)	4,658	19,238
SurModics, Inc. (a)	24,724	832,952
Tactile Systems Technology, Inc. (a)	29,608	244,266
Talis Biomedical Corp. (a)(b)	29,289	26,360
Tandem Diabetes Care, Inc. (a)	102,883	4,705,868
Tela Bio, Inc. (a)(b)	6,272	52,998
Teleflex, Inc.	77,045	17,432,202
The Cooper Companies, Inc.	80,743	23,208,768
TransMedics Group, Inc. (a)	45,270	2,355,398
Treace Medical Concepts, Inc. (a)	24,916	499,067
UFP Technologies, Inc. (a)	10,975	1,020,565
Utah Medical Products, Inc.	6,131	563,439
Vapotherm, Inc. (a)	38,832	75,722
Varex Imaging Corp. (a)(b)	66,514	1,402,780
Venus Concept, Inc. (a)(b)	16,173	4,993
Vicarious Surgical, Inc. (a)(b)	130,910	488,294
ViewRay, Inc. (a)	235,446	805,225
Vivani Medical, Inc. (a)(b)	14,822	60,770
VolitionRx Ltd. (a)(b)	47,456	80,201
Zimmer Biomet Holdings, Inc.	345,094	36,690,394
Zimvie, Inc. (a)	33,340	507,435
Zomedica Corp. (a)(b)	1,469,468	358,844
Zynex, Inc. (b)	44,671	399,359
		1,694,784,568
Health Care Providers & Services - 3.2%
1Life Healthcare, Inc. (a)	289,064	4,974,791
23andMe Holding Co. Class A (a)(b)	469,993	1,583,876
Acadia Healthcare Co., Inc. (a)	146,079	11,968,252
Accolade, Inc. (a)	93,458	951,402
AdaptHealth Corp. (a)	155,505	2,794,425
Addus HomeCare Corp. (a)	26,118	2,330,248
Agiliti, Inc. (a)(b)	53,180	854,071
agilon health, Inc. (a)(b)	81,408	1,691,658
AirSculpt Technologies, Inc.	11,103	96,818
Alerislife, Inc. (a)	29,657	32,919
Alignment Healthcare, Inc. (a)	53,495	813,659
Amedisys, Inc. (a)	52,246	6,188,539
AmerisourceBergen Corp.	244,980	35,904,269
AMN Healthcare Services, Inc. (a)	75,845	7,784,731
Apollo Medical Holdings, Inc. (a)(b)	61,407	2,648,484
ATI Physical Therapy, Inc. (a)(b)	89,658	80,692
Aveanna Healthcare Holdings, Inc. (a)(b)	88,069	160,286
Biodesix, Inc. (a)	19,025	35,957
Brookdale Senior Living, Inc. (a)	290,814	1,279,582
Caladrius Biosciences, Inc. (a)(b)	48,949	24,034
Cano Health, Inc. (a)	301,442	1,859,897
Cardinal Health, Inc.	453,344	32,060,488
CareMax, Inc. Class A (a)(b)	115,874	792,578
Castle Biosciences, Inc. (a)	38,514	1,116,906
Centene Corp. (a)	957,149	85,894,551
Chemed Corp.	25,028	11,918,083
Cigna Corp.	520,071	147,414,125
Clover Health Investments Corp. (a)(b)	482,532	1,259,409
Community Health Systems, Inc. (a)	197,459	525,241
Corvel Corp. (a)	15,216	2,364,262
Covetrus, Inc. (a)	166,485	3,474,542
Cross Country Healthcare, Inc. (a)	58,202	1,477,167
CVS Health Corp.	2,151,127	211,133,115
DaVita HealthCare Partners, Inc. (a)	102,564	8,747,684
DocGo, Inc. Class A (a)(b)	146,761	1,496,962
Elevance Health, Inc.	395,368	191,796,970
Encompass Health Corp.	160,554	7,798,108
Enhabit Home Health & Hospice (a)	80,169	1,330,805
Enzo Biochem, Inc. (a)(b)	55,775	134,976
Fulgent Genetics, Inc. (a)	31,039	1,349,265
Great Elm Group, Inc. (a)	40,893	85,875
Guardant Health, Inc. (a)	165,564	8,288,134
Hanger, Inc. (a)	61,041	1,137,194
HCA Holdings, Inc.	372,626	73,731,507
HealthEquity, Inc. (a)	136,280	9,005,382
Henry Schein, Inc. (a)	225,020	16,518,718
Hims & Hers Health, Inc. (a)(b)	197,563	1,256,501
Humana, Inc.	207,444	99,942,370
InfuSystems Holdings, Inc. (a)	28,044	216,219
Innovage Holding Corp. (a)	38,861	142,620
Invitae Corp. (a)(b)	334,312	1,016,308
Laboratory Corp. of America Holdings	151,743	34,183,146
LHC Group, Inc. (a)	51,768	8,358,979
LifeStance Health Group, Inc. (a)	72,912	458,616
McKesson Corp.	238,070	87,371,690
Modivcare, Inc. (a)	19,757	2,140,078
Molina Healthcare, Inc. (a)	95,903	32,354,795
National Healthcare Corp.	23,234	1,613,601
National Research Corp. Class A	24,295	828,702
Oak Street Health, Inc. (a)(b)	226,438	5,932,676
Ontrak, Inc. (a)(b)	11,611	7,552
Opko Health, Inc. (a)	684,094	1,491,325
Option Care Health, Inc. (a)	244,994	7,585,014
Owens & Minor, Inc.	121,790	3,594,023
P3 Health Partners, Inc. Class A (a)(b)	12,186	59,955
Patterson Companies, Inc.	140,502	3,918,601
Pediatrix Medical Group, Inc. (a)	139,334	2,482,932
Pennant Group, Inc. (a)	44,512	697,503
PetIQ, Inc. Class A (a)(b)	46,814	437,243
Precipio, Inc. (a)(b)	37,582	44,347
Premier, Inc.	198,749	7,003,915
Privia Health Group, Inc. (a)(b)	42,202	1,679,218
Progyny, Inc. (a)	114,181	4,591,218
Psychemedics Corp.	1,921	12,717
Quest Diagnostics, Inc.	193,020	24,187,336
R1 Rcm, Inc. (a)	215,594	4,710,729
RadNet, Inc. (a)	78,041	1,567,844
Select Medical Holdings Corp.	171,824	4,405,567
Sema4 Holdings Corp. Class A (a)(b)	408,887	417,065
Signify Health, Inc. (a)	39,888	1,112,875
Sonida Senior Living, Inc. (a)	5,304	107,406
Surgery Partners, Inc. (a)	58,273	1,604,256
Talkspace, Inc. Class A (a)(b)	193,412	257,238
Tenet Healthcare Corp. (a)	174,619	9,865,974
The Ensign Group, Inc.	85,637	7,304,836
The Joint Corp. (a)	22,958	418,754
The Oncology Institute, Inc. (a)(b)	13,451	85,414
U.S. Physical Therapy, Inc.	21,681	1,791,067
UnitedHealth Group, Inc.	1,538,080	798,771,086
Universal Health Services, Inc. Class B	112,870	11,043,201
Vivos Therapeutics, Inc. (a)(b)	22,495	27,669
		2,082,010,818
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	230,245	3,914,165
American Well Corp. (a)	296,298	1,348,156
Biotricity, Inc. (a)(b)	59,907	67,096
CareCloud, Inc. (a)(b)	4,478	14,464
Certara, Inc. (a)	165,988	2,601,032
Change Healthcare, Inc. (a)	407,519	10,012,742
Computer Programs & Systems, Inc. (a)	23,788	725,772
Convey Health Solutions Holdin (a)	16,696	175,141
Definitive Healthcare Corp. (b)	48,999	983,900
Doximity, Inc. (a)(b)	154,534	5,128,983
Evolent Health, Inc. (a)	131,266	4,824,026
Forian, Inc. (a)	20,350	84,249
GoodRx Holdings, Inc. (a)(b)	106,811	651,547
Health Catalyst, Inc. (a)	151,822	1,821,864
HealthStream, Inc. (a)	43,232	956,724
HTG Molecular Diagnostics (a)	3,005	2,593
iCAD, Inc. (a)	34,731	104,540
MultiPlan Corp. Class A (a)(b)	415,543	1,462,711
NantHealth, Inc. (a)	57,911	27,878
Nextgen Healthcare, Inc. (a)	95,142	1,630,734
OptimizeRx Corp. (a)	28,785	456,818
Pear Therapeutics, Inc. Class A (a)(b)	44,666	78,612
Phreesia, Inc. (a)	83,949	2,154,131
Schrodinger, Inc. (a)	75,144	2,061,951
Sharecare, Inc. Class A (a)(b)	459,324	840,563
Simulations Plus, Inc.	23,644	1,419,822
Streamline Health Solutions, Inc. (a)(b)	94,959	155,733
Tabula Rasa HealthCare, Inc. (a)(b)	34,118	165,472
Teladoc Health, Inc. (a)(b)	258,042	8,014,785
UpHealth, Inc. (a)	105,581	64,489
Veeva Systems, Inc. Class A (a)	233,823	46,605,600
		98,556,293
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	152,112	5,018,175
Absci Corp. (a)(b)	17,170	57,863
Adaptive Biotechnologies Corp. (a)	176,030	1,570,188
Agilent Technologies, Inc.	491,819	63,075,787
Akoya Biosciences, Inc. (a)	10,639	121,285
Alpha Teknova, Inc. (a)	7,482	33,744
Applied DNA Sciences, Inc. (a)(b)	4,922	15,357
Avantor, Inc. (a)	998,136	24,863,568
Azenta, Inc.	121,957	6,428,353
Berkeley Lights, Inc. (a)	69,952	256,724
Bio-Rad Laboratories, Inc. Class A (a)	35,227	17,086,504
Bio-Techne Corp.	64,256	21,320,783
BioNano Genomics, Inc. (a)(b)	457,006	1,133,375
Bruker Corp.	166,218	9,308,208
Champions Oncology, Inc. (a)	6,812	54,360
Charles River Laboratories International, Inc. (a)	82,995	17,034,724
ChromaDex, Inc. (a)(b)	81,329	117,114
Codex DNA, Inc. (a)(b)	11,274	21,646
Codexis, Inc. (a)	93,591	656,073
Cytek Biosciences, Inc. (a)	26,180	304,997
Danaher Corp.	1,061,804	286,591,518
Harvard Bioscience, Inc. (a)	56,746	187,262
Illumina, Inc. (a)	257,470	51,916,251
Inotiv, Inc. (a)(b)	24,145	472,518
IQVIA Holdings, Inc. (a)	310,083	65,942,251
IsoPlexis Corp.	12,886	24,999
Maravai LifeSciences Holdings, Inc. (a)	176,936	3,692,654
Medpace Holdings, Inc. (a)	47,178	6,963,945
Mettler-Toledo International, Inc. (a)	37,353	45,289,018
Miromatrix Medical, Inc. (a)(b)	6,754	22,693
Nanostring Technologies, Inc. (a)	76,221	1,033,557
Nautilus Biotechnology, Inc. (a)(b)	76,085	168,148
NeoGenomics, Inc. (a)	199,965	2,009,648
Pacific Biosciences of California, Inc. (a)(b)	363,537	2,130,327
PerkinElmer, Inc.	206,433	27,880,841
Personalis, Inc. (a)	51,986	172,074
Quanterix Corp. (a)	54,798	512,361
Quantum-Si, Inc. (a)	146,687	457,663
Rapid Micro Biosystems, Inc. (a)(b)	8,506	28,325
Science 37 Holdings, Inc. (a)	109,685	173,302
Seer, Inc. (a)(b)	58,297	588,800
Singular Genomics Systems, Inc. (a)(b)	12,930	34,523
SomaLogic, Inc. Class A (a)	259,192	953,827
Sotera Health Co. (a)	163,887	2,771,329
Standard BioTools, Inc. (a)(b)	112,984	159,307
Syneos Health, Inc. (a)	167,624	10,075,879
Thermo Fisher Scientific, Inc.	642,134	350,168,513
Waters Corp. (a)	99,218	29,626,495
West Pharmaceutical Services, Inc.	121,486	36,043,681
		1,094,570,537
Pharmaceuticals - 3.7%
9 Meters Biopharma, Inc. (a)	348,519	92,392
AcelRx Pharmaceuticals, Inc. (a)(b)	161,025	47,502
Acer Therapeutics, Inc. (a)(b)	6,588	8,762
Aclaris Therapeutics, Inc. (a)	79,553	1,265,688
Adamis Pharmaceuticals Corp. (a)(b)	200,206	66,669
Adial Pharmaceuticals, Inc. (a)	12,772	6,856
Aerie Pharmaceuticals, Inc. (a)	77,126	1,164,603
Agile Therapeutics, Inc. (a)(b)	2,144	863
Alimera Sciences, Inc. (a)(b)	1,036	7,045
Amneal Pharmaceuticals, Inc. (a)	186,979	405,744
Amphastar Pharmaceuticals, Inc. (a)	63,471	1,878,742
Ampio Pharmaceuticals, Inc. (a)(b)	268,882	27,157
Amylyx Pharmaceuticals, Inc. (b)	16,211	409,166
AN2 Therapeutics, Inc. (b)	8,413	144,199
Angion Biomedica Corp. (a)	6,656	6,789
ANI Pharmaceuticals, Inc. (a)(b)	21,042	776,239
Aquestive Therapeutics, Inc. (a)(b)	29,801	43,062
Arvinas Holding Co. LLC (a)	71,562	3,029,935
Assertio Holdings, Inc. (a)(b)	79,725	203,299
Atea Pharmaceuticals, Inc. (a)	85,304	639,780
Athira Pharma, Inc. (a)(b)	48,208	162,943
Avenue Therapeutics, Inc. (a)	6,166	1,485
Axsome Therapeutics, Inc. (a)(b)	48,663	3,104,699
Aytu BioScience, Inc. (a)(b)	31,782	7,072
Baudax Bio, Inc. (a)(b)	2,199	717
Biofrontera, Inc. (b)	8,427	9,775
Bristol-Myers Squibb Co.	3,494,496	235,563,975
Cara Therapeutics, Inc. (a)(b)	70,847	731,141
Cassava Sciences, Inc. (a)(b)	60,675	1,561,168
Catalent, Inc. (a)	296,183	26,064,104
CinCor Pharma, Inc.	29,659	1,001,584
Citius Pharmaceuticals, Inc. (a)(b)	224,231	275,804
Clearside Biomedical, Inc. (a)	75,812	103,862
Clever Leaves Holdings, Inc. (a)(b)	37,601	30,795
Cocrystal Pharma, Inc. (a)(b)	102,307	41,015
Collegium Pharmaceutical, Inc. (a)	55,936	983,355
Corcept Therapeutics, Inc. (a)(b)	164,952	4,259,061
CorMedix, Inc. (a)(b)	59,573	210,293
Cumberland Pharmaceuticals, Inc. (a)	5,048	11,863
CymaBay Therapeutics, Inc. (a)	114,604	405,698
Dare Bioscience, Inc. (a)(b)	83,204	89,860
DICE Therapeutics, Inc.	26,843	421,435
Durect Corp. (a)	315,588	229,590
Edgewise Therapeutics, Inc. (a)	31,396	316,472
Elanco Animal Health, Inc. (a)	772,390	11,686,261
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,294,114	389,825,960
Eloxx Pharmaceuticals, Inc. (a)	111,164	40,019
Enveric Biosciences, Inc. (a)(b)	463	2,584
Esperion Therapeutics, Inc. (a)(b)	107,452	801,592
Eton Pharmaceuticals, Inc. (a)(b)	30,410	68,727
Evoke Pharma, Inc. (a)	494	1,334
Evolus, Inc. (a)(b)	58,378	561,013
Eyenovia, Inc. (a)	22,772	37,118
Eyepoint Pharmaceuticals, Inc. (a)	42,504	425,040
Fulcrum Therapeutics, Inc. (a)	47,442	351,071
Graybug Vision, Inc. (a)(b)	6,561	6,560
Harmony Biosciences Holdings, Inc. (a)	39,934	1,753,502
Harrow Health, Inc. (a)(b)	36,339	326,688
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	71,936
Ikena Oncology, Inc. (a)	13,683	64,994
IMARA, Inc. (a)	8,877	10,475
Innoviva, Inc. (a)	104,480	1,374,957
Intra-Cellular Therapies, Inc. (a)	140,892	7,081,232
Jaguar Health, Inc. (a)(b)	64,081	15,059
Jazz Pharmaceuticals PLC (a)	101,391	15,737,911
Johnson & Johnson	4,317,119	696,523,979
Kala Pharmaceuticals, Inc. (a)(b)	77,128	23,447
KemPharm, Inc. (a)(b)	51,355	280,398
Landos Biopharma, Inc. (a)	9,145	8,231
Lannett Co., Inc. (a)(b)	54,109	27,266
Lipocine, Inc. (a)	129,114	74,886
Liquidia Technologies, Inc. (a)	77,898	449,471
Lyra Therapeutics, Inc. (a)	16,033	92,831
Marinus Pharmaceuticals, Inc. (a)	48,200	335,472
Merck & Co., Inc.	4,149,500	354,201,320
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	173,401
Nektar Therapeutics (a)(b)	294,483	1,160,263
NGM Biopharmaceuticals, Inc. (a)	58,005	818,451
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	1,057
Novan, Inc. (a)(b)	20,460	51,968
NRX Pharmaceuticals, Inc. (a)(b)	44,573	28,972
Nutriband, Inc.	6,343	24,421
Nuvation Bio, Inc. (a)	182,873	512,044
Ocular Therapeutix, Inc. (a)	116,440	591,515
Ocuphire Pharma, Inc. (a)(b)	23,026	52,269
Ocuphire Pharma, Inc. rights (a)(c)	621	515
Omeros Corp. (a)(b)	102,323	412,362
Onconova Therapeutics, Inc. (a)	23,169	27,687
Opiant Pharmaceuticals, Inc. (a)	7,158	85,824
OptiNose, Inc. (a)(b)	99,846	364,438
Organon & Co.	413,039	11,784,003
Otonomy, Inc. (a)	64,513	23,612
Pacira Biosciences, Inc. (a)	72,340	3,796,403
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	56,395	141,551
Perrigo Co. PLC	218,944	8,192,884
Petros Pharmaceuticals, Inc. (a)	1,091	715
Pfizer, Inc.	9,205,796	416,378,153
Phathom Pharmaceuticals, Inc. (a)(b)	25,460	217,428
Phibro Animal Health Corp. Class A	34,319	508,264
Pliant Therapeutics, Inc. (a)(b)	53,730	1,035,914
PLx Pharma PLC (a)(b)	35,408	29,428
Prestige Brands Holdings, Inc. (a)	81,607	4,127,682
Processa Pharmaceuticals, Inc. (a)	8,812	24,233
ProPhase Labs, Inc. (b)	16,656	201,704
Provention Bio, Inc. (a)(b)	78,461	338,952
Pulmatrix, Inc. (a)(b)	4,453	19,682
Rain Therapeutics, Inc. (a)	10,662	63,226
Rani Therapeutics Holdings, Inc. (a)(b)	13,242	117,854
Reata Pharmaceuticals, Inc. (a)	43,548	1,041,233
Relmada Therapeutics, Inc. (a)	43,769	1,275,429
Revance Therapeutics, Inc. (a)	106,604	2,121,420
Roivant Sciences Ltd. (a)(b)	161,554	575,132
Royalty Pharma PLC	591,837	24,744,705
RVL Pharmaceuticals PLC (a)	23,005	51,761
Satsuma Pharmaceuticals, Inc. (a)	10,782	69,436
scPharmaceuticals, Inc. (a)	12,249	71,657
SCYNEXIS, Inc. (a)(b)	42,296	107,009
Seelos Therapeutics, Inc. (a)(b)	135,701	153,342
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (b)	70,199	1,058,601
Supernus Pharmaceuticals, Inc. (a)	84,923	2,906,914
Tarsus Pharmaceuticals, Inc. (a)	19,417	298,633
Terns Pharmaceuticals, Inc. (a)	10,067	39,261
TFF Pharmaceuticals, Inc. (a)(b)	28,255	130,256
TherapeuticsMD, Inc. (a)(b)	11,150	110,497
Theravance Biopharma, Inc. (a)	83,308	750,605
Theseus Pharmaceuticals, Inc. (b)	15,814	107,851
Trevi Therapeutics, Inc. (a)	33,825	107,564
Tricida, Inc. (a)(b)	50,336	630,207
Ventyx Biosciences, Inc. (b)	13,802	281,561
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	78,906
Viatris, Inc.	1,994,515	19,047,618
Vyne Therapeutics, Inc. (a)(b)	75,926	23,788
WAVE Life Sciences (a)	77,452	230,032
Xeris Biopharma Holdings, Inc. (a)(b)	172,855	288,668
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	13,041
Zoetis, Inc. Class A	772,801	120,966,541
Zynerba Pharmaceuticals, Inc. (a)(b)	56,274	65,841
		2,396,727,977
TOTAL HEALTH CARE		9,029,455,223
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	52,938	2,269,981
Aerojet Rocketdyne Holdings, Inc. (a)	120,883	5,206,431
AeroVironment, Inc. (a)	37,770	3,348,311
AerSale Corp. (a)(b)	25,215	486,145
Air Industries Group, Inc. (a)	17,165	11,961
Archer Aviation, Inc. Class A (a)(b)	224,092	793,286
Astra Space, Inc. Class A (a)(b)	205,493	175,265
Astronics Corp. (a)	36,467	335,861
Astrotech Corp. (a)	1,228	565
Axon Enterprise, Inc. (a)	116,414	13,583,186
BWX Technologies, Inc.	151,790	7,912,813
Byrna Technologies, Inc. (a)(b)	36,119	322,543
Cadre Holdings, Inc.	9,401	239,726
Curtiss-Wright Corp.	65,035	9,572,502
Ducommun, Inc. (a)	17,391	765,204
General Dynamics Corp.	376,765	86,252,811
HEICO Corp.	84,816	12,917,477
HEICO Corp. Class A	107,425	13,168,157
Hexcel Corp.	134,376	7,883,840
Howmet Aerospace, Inc.	616,494	21,842,382
Huntington Ingalls Industries, Inc.	65,426	15,064,991
Innovative Solutions & Support, Inc. (a)	15,429	110,317
Kaman Corp.	44,496	1,411,413
Kratos Defense & Security Solutions, Inc. (a)	206,943	2,595,065
L3Harris Technologies, Inc.	317,475	72,444,620
Lockheed Martin Corp.	388,255	163,109,808
Maxar Technologies, Inc.	120,199	2,864,342
Mercury Systems, Inc. (a)	91,529	4,405,291
Momentus, Inc. Class A (a)(b)	98,824	174,918
Moog, Inc. Class A	49,726	3,728,455
National Presto Industries, Inc.	8,226	561,178
Northrop Grumman Corp.	239,023	114,250,604
Park Aerospace Corp.	27,998	322,257
Parsons Corp. (a)	42,021	1,738,829
Raytheon Technologies Corp.	2,437,722	218,785,550
Redwire Corp. (a)(b)	24,954	68,873
Rocket Lab U.S.A., Inc. Class A (a)	235,277	1,294,024
SIFCO Industries, Inc. (a)	3,677	12,171
Sigma Additive Solutions, Inc. (a)(b)	24,802	24,802
Spirit AeroSystems Holdings, Inc. Class A	168,960	5,085,696
Terran Orbital Corp. Class A (a)(b)	80,962	340,040
Textron, Inc.	356,550	22,241,589
The Boeing Co. (a)	911,791	146,114,508
TransDigm Group, Inc.	85,371	51,255,895
Triumph Group, Inc. (a)	105,938	1,376,135
V2X, Inc. (a)	17,920	621,107
Virgin Galactic Holdings, Inc. (a)(b)	281,388	1,663,003
VirTra, Inc. (a)	10,373	55,184
Woodward, Inc.	103,028	9,588,816
		1,028,397,928
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,344	39,473
Air Transport Services Group, Inc. (a)	93,480	2,816,552
Atlas Air Worldwide Holdings, Inc. (a)	43,035	4,300,057
C.H. Robinson Worldwide, Inc.	209,882	23,958,030
Expeditors International of Washington, Inc.	274,879	28,282,300
FedEx Corp.	390,161	82,249,840
Forward Air Corp.	45,062	4,372,816
GXO Logistics, Inc. (a)	164,788	7,313,291
Hub Group, Inc. Class A (a)	55,569	4,434,962
Radiant Logistics, Inc. (a)	65,808	460,656
United Parcel Service, Inc. Class B	1,201,404	233,685,092
		391,913,069
Airlines - 0.2%
Alaska Air Group, Inc. (a)	207,442	9,036,174
Allegiant Travel Co. (a)	25,574	2,467,891
American Airlines Group, Inc. (a)	1,047,192	13,603,024
Blade Air Mobility, Inc. (a)(b)	82,254	424,431
Delta Air Lines, Inc. (a)	1,043,903	32,434,066
Frontier Group Holdings, Inc. (a)(b)	48,856	630,242
Hawaiian Holdings, Inc. (a)	88,296	1,323,557
JetBlue Airways Corp. (a)	518,274	4,037,354
Joby Aviation, Inc. (a)(b)	437,847	2,320,589
Mesa Air Group, Inc. (a)	68,627	166,764
SkyWest, Inc. (a)	87,662	1,866,324
Southwest Airlines Co. (a)	975,008	35,782,794
Spirit Airlines, Inc. (a)	176,591	4,005,084
Sun Country Airlines Holdings, Inc. (a)	51,241	1,020,721
United Airlines Holdings, Inc. (a)	532,368	18,638,204
Wheels Up Experience, Inc. Class A (a)	304,396	569,221
		128,326,440
Building Products - 0.6%
A.O. Smith Corp.	214,980	12,135,621
AAON, Inc.	66,952	3,848,401
Advanced Drain Systems, Inc.	92,158	12,505,841
AeroClean Technologies, Inc. (b)	3,247	10,553
Allegion PLC	144,802	13,770,670
Alpha PRO Tech Ltd. (a)(b)	16,469	68,017
American Woodmark Corp. (a)	25,743	1,334,260
Apogee Enterprises, Inc.	41,015	1,675,053
Armstrong World Industries, Inc.	76,370	6,414,316
Builders FirstSource, Inc. (a)	279,138	16,360,278
Carlisle Companies, Inc.	85,029	25,139,674
Carrier Global Corp.	1,391,251	54,425,739
CSW Industrials, Inc.	25,569	3,237,035
Fortune Brands Home & Security, Inc.	214,851	13,198,297
Gibraltar Industries, Inc. (a)	54,389	2,276,180
Griffon Corp.	77,041	2,415,235
Hayward Holdings, Inc. (a)(b)	94,274	990,820
Insteel Industries, Inc.	31,347	905,928
Janus International Group, Inc. (a)	107,423	1,109,680
Jeld-Wen Holding, Inc. (a)	151,616	1,690,518
Johnson Controls International PLC	1,141,705	61,811,909
Lennox International, Inc.	54,369	13,055,084
Masco Corp.	393,227	20,003,457
Masonite International Corp. (a)	38,895	3,182,389
Owens Corning	162,019	13,241,813
PGT Innovations, Inc. (a)	97,850	2,047,022
Quanex Building Products Corp.	54,142	1,207,367
Resideo Technologies, Inc. (a)	237,658	4,948,040
Simpson Manufacturing Co. Ltd.	70,827	6,561,413
Tecnoglass, Inc.	34,853	759,098
The AZEK Co., Inc. (a)	178,044	3,249,303
Trane Technologies PLC	382,656	58,955,810
Trex Co., Inc. (a)	187,633	8,779,348
UFP Industries, Inc.	100,796	8,002,194
View, Inc. Class A (a)(b)	119,339	212,423
Zurn Elkay Water Solutions Cor	201,636	5,561,121
		385,089,907
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	109,996	5,103,814
ACCO Brands Corp.	163,699	970,735
Acme United Corp.	9,376	269,560
ACV Auctions, Inc. Class A (a)	178,097	1,515,605
Aqua Metals, Inc. (a)(b)	89,321	81,747
ARC Document Solutions, Inc.	47,602	140,426
Aris Water Solution, Inc. Class A (b)	36,870	626,790
Aurora Innovation, Inc. (a)(b)	450,669	964,432
Brady Corp. Class A	79,599	3,704,537
BrightView Holdings, Inc. (a)	83,005	840,011
Casella Waste Systems, Inc. Class A (a)	82,403	6,751,278
CECO Environmental Corp. (a)	48,247	480,540
Charah Solutions, Inc. (a)(b)	8,915	22,822
Cimpress PLC (a)	31,479	1,057,065
Cintas Corp.	142,612	58,020,266
Clean Harbors, Inc. (a)	81,172	9,531,216
Copart, Inc. (a)	350,709	41,962,332
CoreCivic, Inc. (a)	195,332	1,861,514
Deluxe Corp.	71,451	1,374,717
Driven Brands Holdings, Inc. (a)	93,610	2,942,162
DSS, Inc. (a)	33,676	11,837
Ennis, Inc.	45,280	961,294
Fuel Tech, Inc. (a)	36,624	51,640
Harsco Corp. (a)	123,643	701,056
Healthcare Services Group, Inc.	118,454	1,666,648
Heritage-Crystal Clean, Inc. (a)	27,312	889,552
HNI Corp.	72,559	2,321,888
IAA, Inc. (a)	216,948	8,083,482
Interface, Inc.	99,933	1,116,252
KAR Auction Services, Inc. (a)	197,871	2,888,917
Kimball International, Inc. Class B	60,393	462,006
Knightscope, Inc. Class A	6,780	17,764
Matthews International Corp. Class A	51,046	1,276,660
Millerknoll, Inc.	124,810	3,454,741
Montrose Environmental Group, Inc. (a)(b)	43,921	1,766,063
MSA Safety, Inc.	59,937	7,124,112
NL Industries, Inc.	10,778	94,954
Odyssey Marine Exploration, Inc. (a)(b)	13,660	42,619
Performant Financial Corp. (a)	86,393	180,561
Perma-Fix Environmental Services, Inc. (a)	4,892	25,047
Pitney Bowes, Inc.	271,890	785,762
Quad/Graphics, Inc. (a)(b)	51,262	161,988
Quest Resource Holding Corp. (a)	13,551	85,236
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	343,347	49,002,484
Rollins, Inc.	371,795	12,551,799
Shapeways Holdings, Inc. (a)(b)	16,765	14,324
SP Plus Corp. (a)	36,498	1,209,544
Steelcase, Inc. Class A	137,111	1,532,901
Stericycle, Inc. (a)	149,953	7,511,146
Team, Inc. (a)	50,049	64,563
Tetra Tech, Inc.	87,190	11,841,274
The Brink's Co.	79,510	4,395,313
The GEO Group, Inc. (a)	199,379	1,630,920
UniFirst Corp.	24,834	4,476,577
Viad Corp. (a)	32,024	1,222,676
Virco Manufacturing Co. (a)	1,891	8,207
VSE Corp.	17,116	716,305
Waste Management, Inc.	626,753	105,940,060
		374,509,781
Construction & Engineering - 0.2%
AECOM	229,711	16,803,360
Ameresco, Inc. Class A (a)(b)	51,224	3,526,772
API Group Corp. (a)	334,499	5,201,459
Arcosa, Inc.	79,267	4,633,156
Argan, Inc.	24,446	845,587
Bowman Consulting Group Ltd. (a)	4,071	62,083
Comfort Systems U.S.A., Inc.	58,899	5,909,926
Concrete Pumping Holdings, Inc. (a)	49,943	334,618
Construction Partners, Inc. Class A (a)	68,815	2,013,527
Dycom Industries, Inc. (a)	48,747	5,465,514
EMCOR Group, Inc.	85,917	10,217,250
Fluor Corp. (a)(b)	226,331	5,984,192
Granite Construction, Inc.	72,759	2,181,315
Great Lakes Dredge & Dock Corp. (a)	111,001	1,062,280
IES Holdings, Inc. (a)	18,535	563,279
Infrastructure and Energy Alternatives, Inc. (a)	56,324	800,364
INNOVATE Corp. (a)(b)	108,565	166,104
iSun, Inc. (a)(b)	5,821	17,230
Limbach Holdings, Inc. (a)	9,347	75,056
MasTec, Inc. (a)(b)	96,427	7,762,374
Matrix Service Co. (a)	45,828	260,303
MDU Resources Group, Inc.	331,767	10,002,775
MYR Group, Inc. (a)	28,918	2,687,639
Northwest Pipe Co. (a)	14,039	444,475
NV5 Global, Inc. (a)	19,896	2,800,561
Orbital Infrastructure Group I (a)	98,610	78,888
Orion Group Holdings, Inc. (a)	65,396	208,613
Primoris Services Corp.	84,607	1,714,984
Quanta Services, Inc.	234,855	33,185,012
SG Blocks, Inc. (a)	5,593	12,752
Sterling Construction Co., Inc. (a)	45,427	1,148,849
Tutor Perini Corp. (a)	63,623	431,364
Valmont Industries, Inc.	34,622	9,584,062
Williams Industrial Services G (a)	15,203	25,085
Willscot Mobile Mini Holdings (a)	360,968	14,489,256
		150,700,064
Electrical Equipment - 0.7%
Acuity Brands, Inc.	56,619	9,281,553
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	233,446
Allied Motion Technologies, Inc.	19,415	679,913
American Superconductor Corp. (a)	34,421	183,808
AMETEK, Inc.	377,509	45,361,481
Array Technologies, Inc. (a)	214,942	4,492,288
Atkore, Inc. (a)	74,285	6,270,397
AZZ, Inc.	41,474	1,767,207
Babcock & Wilcox Enterprises, Inc. (a)	110,748	883,769
Beam Global (a)(b)	12,935	189,756
Bitnile Holdings, Inc. (a)(b)	274,681	82,377
Blink Charging Co. (a)(b)	64,929	1,387,533
Bloom Energy Corp. Class A (a)(b)	307,105	7,803,538
Broadwind, Inc. (a)	11,239	33,942
Capstone Turbine Corp. (a)(b)	19,527	47,060
ChargePoint Holdings, Inc. Class A (a)(b)	280,921	4,570,585
Eaton Corp. PLC	653,186	89,251,335
Emerson Electric Co.	974,618	79,665,275
Encore Wire Corp.	33,727	4,387,883
Energous Corp. (a)(b)	69,319	94,967
Energy Focus, Inc. (a)	1,128	846
Energy Vault Holdings, Inc. Class A (a)(b)	124,507	686,034
EnerSys	69,146	4,312,636
Enovix Corp. (a)(b)	167,950	3,715,054
Eos Energy Enterprises, Inc. (a)(b)	61,950	127,617
Espey Manufacturing & Electronics Corp. (a)	1,421	21,144
ESS Tech, Inc. Class A (a)(b)	108,020	479,609
Fluence Energy, Inc. (b)	57,867	1,154,447
Flux Power Holdings, Inc. (a)	13,273	33,050
FTC Solar, Inc. (a)(b)	26,011	107,686
FuelCell Energy, Inc. (a)(b)	612,700	2,567,213
Generac Holdings, Inc. (a)	104,296	22,987,881
GrafTech International Ltd.	331,218	1,947,562
Heliogen, Inc. (a)	185,139	444,334
Hubbell, Inc. Class B	88,177	18,190,915
Ideal Power, Inc. (a)	8,368	121,336
KULR Technology Group, Inc. (a)(b)	73,685	106,843
LSI Industries, Inc.	39,736	307,557
NuScale Power Corp. (a)(b)	18,626	255,549
Nuvve Holding Corp. (a)(b)	20,830	59,782
nVent Electric PLC	274,204	9,037,764
Ocean Power Technologies, Inc. (a)(b)	72,330	78,840
Orion Energy Systems, Inc. (a)	45,571	76,559
Pineapple Energy, Inc. (a)(b)	760	1,763
Pineapple Energy, Inc. rights (a)(c)	760	0
Plug Power, Inc. (a)(b)	850,222	23,840,225
Polar Power, Inc. (a)(b)	7,081	23,580
Powell Industries, Inc.	13,125	323,663
Preformed Line Products Co.	4,117	320,303
Regal Rexnord Corp.	109,450	15,059,226
Rockwell Automation, Inc.	190,098	45,041,820
Romeo Power, Inc. (a)	176,207	108,367
Sensata Technologies, Inc. PLC	254,807	10,263,626
SES AI Corp. Class A (a)(b)	205,451	973,838
Shoals Technologies Group, Inc. (a)	180,352	4,755,882
Stem, Inc. (a)(b)	213,679	3,359,034
Sunrun, Inc. (a)	340,627	11,250,910
Sunworks, Inc. (a)(b)	40,952	140,465
Thermon Group Holdings, Inc. (a)	50,679	889,416
TPI Composites, Inc. (a)(b)	63,452	1,179,573
Ultralife Corp. (a)	35,865	179,325
Vertiv Holdings Co.	489,181	5,640,257
Vicor Corp. (a)	34,753	2,472,328
Westwater Resources, Inc. (a)(b)	45,895	64,253
		449,376,225
Industrial Conglomerates - 0.7%
3M Co. (b)	934,193	116,166,900
General Electric Co.	1,806,124	132,641,747
Honeywell International, Inc.	1,117,390	211,577,797
		460,386,444
Machinery - 1.8%
AGCO Corp.	99,592	10,826,646
AgEagle Aerial Systems, Inc. (a)	92,813	53,312
Agrify Corp. (a)(b)	29,004	20,596
Alamo Group, Inc.	16,212	2,119,881
Albany International Corp. Class A	52,609	4,639,588
Allison Transmission Holdings, Inc.	167,536	6,074,855
Altra Industrial Motion Corp.	107,093	4,064,179
Astec Industries, Inc.	36,430	1,390,897
Barnes Group, Inc.	78,082	2,424,446
Berkshire Grey, Inc. Class A (a)(b)	63,119	127,500
Blue Bird Corp. (a)	30,138	357,738
Caterpillar, Inc.	874,552	161,538,500
Chart Industries, Inc. (a)(b)	58,136	11,270,245
CIRCOR International, Inc. (a)	31,076	506,539
Columbus McKinnon Corp. (NY Shares)	46,628	1,428,216
Commercial Vehicle Group, Inc. (a)	49,365	322,353
Crane Holdings Co.	81,031	7,646,085
Cummins, Inc.	231,014	49,753,485
Deere & Co.	457,834	167,223,869
Desktop Metal, Inc. (a)(b)	303,529	965,222
Donaldson Co., Inc.	203,188	10,433,704
Douglas Dynamics, Inc.	37,087	1,079,232
Dover Corp.	235,753	29,459,695
Eastern Co. (b)	9,630	192,889
Energy Recovery, Inc. (a)	64,072	1,469,812
Enerpac Tool Group Corp. Class A	94,784	1,838,810
EnPro Industries, Inc.	32,910	2,980,330
ESAB Corp.	72,760	2,989,708
ESCO Technologies, Inc.	41,927	3,414,116
Evoqua Water Technologies Corp. (a)	197,366	6,923,599
Fast Radius, Inc. Class A (a)(b)	23,247	16,973
Fathom Digital Manufacturing Corp. (a)(b)	11,044	41,967
Federal Signal Corp.	101,454	4,044,971
Flowserve Corp.	212,985	6,489,653
Fortive Corp.	586,776	37,160,524
Franklin Electric Co., Inc.	62,979	5,469,726
FreightCar America, Inc. (a)(b)	13,689	56,946
Gates Industrial Corp. PLC (a)	151,690	1,626,117
Gencor Industries, Inc. (a)	10,152	101,215
Gorman-Rupp Co.	38,288	1,011,186
Graco, Inc.	278,194	17,759,905
Graham Corp. (b)	19,661	187,369
Helios Technologies, Inc.	52,550	2,870,281
Hillenbrand, Inc.	120,256	5,011,068
Hillman Solutions Corp. Class A (a)(b)	179,578	1,506,659
Hurco Companies, Inc.	9,916	240,661
Hydrofarm Holdings Group, Inc. (a)(b)	58,803	199,930
Hyliion Holdings Corp. Class A (a)(b)	167,994	589,659
Hyster-Yale Materials Handling Class A	15,771	459,409
Hyzon Motors, Inc. Class A (a)(b)	152,523	324,874
IDEX Corp.	125,145	25,180,425
Illinois Tool Works, Inc.	463,388	90,281,884
Ingersoll Rand, Inc.	661,899	31,354,156
ITT, Inc.	139,656	10,129,250
John Bean Technologies Corp.	51,936	5,362,911
Kadant, Inc.	18,689	3,353,367
Kennametal, Inc.	134,824	3,160,275
L.B. Foster Co. Class A (a)	14,144	185,286
Lightning eMotors, Inc. (a)(b)	43,434	123,353
Lincoln Electric Holdings, Inc.	95,741	13,086,837
Lindsay Corp.	17,700	2,838,372
LiqTech International, Inc. (a)(b)	36,587	17,196
Luxfer Holdings PLC sponsored	93,203	1,533,189
Manitex International, Inc. (a)	15,946	86,268
Manitowoc Co., Inc. (a)	54,859	523,903
Markforged Holding Corp. (a)(b)	126,902	308,372
Mayville Engineering Co., Inc. (a)	21,728	151,227
Microvast Holdings, Inc. (a)(b)	382,808	941,708
Middleby Corp. (a)	90,318	12,989,535
Miller Industries, Inc.	19,020	447,160
Mueller Industries, Inc.	93,697	5,918,839
Mueller Water Products, Inc. Class A	257,600	2,905,728
Nikola Corp. (a)(b)	335,080	1,796,029
NN, Inc. (a)(b)	70,310	150,463
Nordson Corp.	89,086	20,237,667
Omega Flex, Inc. (b)	5,326	538,033
Oshkosh Corp.	110,529	8,815,793
Otis Worldwide Corp.	691,957	49,973,135
PACCAR, Inc.	567,745	49,683,365
Park-Ohio Holdings Corp.	15,706	260,563
Parker Hannifin Corp.	209,838	55,607,070
Pentair PLC	269,685	12,000,983
Perma-Pipe International Holdings, Inc. (a)	248	2,331
Proterra, Inc. Class A (a)(b)	296,310	1,789,712
Proto Labs, Inc. (a)	43,763	1,680,499
RBC Bearings, Inc. (a)	46,806	11,265,268
REV Group, Inc.	54,109	623,336
Sarcos Technology and Robotics Corp. Class A (a)(b)	166,437	545,913
Shyft Group, Inc. (The)	50,736	1,215,127
Snap-On, Inc.	86,784	18,906,762
SPX Corp. (a)	74,336	4,241,612
Standex International Corp.	19,575	1,769,776
Stanley Black & Decker, Inc.	248,134	21,860,605
Tennant Co.	30,061	1,814,181
Terex Corp.	114,478	3,802,959
The Greenbrier Companies, Inc.	52,955	1,509,747
The L.S. Starrett Co. Class A (a)	3,411	30,528
Timken Co.	112,276	7,072,265
Titan International, Inc. (a)	85,722	1,202,680
Toro Co.	170,795	14,164,029
Trinity Industries, Inc.	131,721	3,211,358
Twin Disc, Inc. (a)	13,536	125,885
Urban-Gro, Inc. (a)(b)	10,932	41,214
Velo3D, Inc. (a)(b)	107,482	463,247
Wabash National Corp.	88,082	1,448,949
Watts Water Technologies, Inc. Class A	44,588	6,176,330
Westinghouse Air Brake Tech Co.	298,010	26,120,577
Xos, Inc. Class A (a)(b)	75,804	115,222
Xylem, Inc.	295,080	26,881,788
		1,146,729,382
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	22,365	971,536
Genco Shipping & Trading Ltd.	59,921	821,517
Kirby Corp. (a)	95,789	6,423,610
Matson, Inc.	66,766	4,917,984
Pangaea Logistics Solutions Ltd.	36,429	182,509
		13,317,156
Professional Services - 0.6%
Alight, Inc. Class A (a)(b)	402,836	3,174,348
ASGN, Inc. (a)	84,072	8,129,762
Atlas Technical Consultants, Inc. (a)	26,005	221,563
Barrett Business Services, Inc.	11,823	953,407
BGSF, Inc.	14,883	180,059
BlackSky Technology, Inc. Class A (a)(b)	120,376	244,363
Booz Allen Hamilton Holding Corp. Class A	216,689	20,737,137
CACI International, Inc. Class A (a)	37,852	10,631,491
CBIZ, Inc. (a)	86,061	3,757,423
Clarivate Analytics PLC (a)	662,004	7,725,587
CoStar Group, Inc. (a)	649,037	45,198,937
CRA International, Inc.	12,291	1,123,520
DLH Holdings Corp. (a)	18,283	299,293
Dun & Bradstreet Holdings, Inc.	240,695	3,429,904
Equifax, Inc.	200,147	37,777,746
Exponent, Inc.	84,271	7,909,676
First Advantage Corp. (a)	64,760	896,278
Forrester Research, Inc. (a)	18,246	758,851
Franklin Covey Co. (a)	19,917	947,452
FTI Consulting, Inc. (a)	55,451	8,905,431
Gee Group, Inc. (a)	144,333	103,920
Heidrick & Struggles International, Inc.	31,293	890,599
Hill International, Inc. (a)	66,466	223,990
Hirequest, Inc.	5,687	79,959
HireRight Holdings Corp.	40,234	654,205
Hudson Global, Inc. (a)	3,194	112,684
Huron Consulting Group, Inc. (a)	38,344	2,565,214
ICF International, Inc.	28,953	2,940,467
Insperity, Inc.	57,815	6,302,991
Jacobs Solutions, Inc.	211,205	26,311,919
KBR, Inc.	226,051	10,918,263
Kelly Services, Inc. Class A (non-vtg.)	59,921	965,327
Kforce, Inc.	32,992	1,805,322
Korn Ferry	87,561	5,334,216
LegalZoom.com, Inc. (a)(b)	31,735	326,871
Leidos Holdings, Inc.	224,306	21,320,285
Manpower, Inc.	87,187	6,392,551
ManTech International Corp. Class A	45,315	4,346,162
Mastech Digital, Inc. (a)	3,834	58,890
MISTRAS Group, Inc. (a)	27,338	151,179
Nielsen Holdings PLC	582,705	16,222,507
Planet Labs PBC Class A (a)(b)	361,681	1,982,012
RCM Technologies, Inc. (a)	11,207	195,674
Red Violet, Inc. (a)(b)	15,889	301,732
Resources Connection, Inc.	45,089	881,039
Robert Half International, Inc.	179,555	13,820,348
Science Applications International Corp.	91,395	8,323,343
ShiftPixy, Inc. (a)	35,098	4,917
Skillsoft Corp. (a)(b)	126,123	406,116
Spire Global, Inc. (a)	194,667	262,800
Sterling Check Corp. (b)	27,386	582,774
TransUnion Holding Co., Inc.	313,940	23,190,748
TriNet Group, Inc. (a)	64,498	5,314,635
TrueBlue, Inc. (a)	57,204	1,174,970
Upwork, Inc. (a)	194,393	3,382,438
Verisk Analytics, Inc.	258,250	48,334,070
Willdan Group, Inc. (a)	19,268	438,540
		379,625,905
Road & Rail - 0.9%
AMERCO	15,985	8,402,835
ArcBest Corp.	40,546	3,265,169
Avis Budget Group, Inc. (a)	55,910	9,358,216
Bird Global, Inc. Class A (a)	273,684	116,288
Covenant Transport Group, Inc. Class A	18,761	527,559
CSX Corp.	3,561,880	112,733,502
Daseke, Inc. (a)	96,300	583,578
Heartland Express, Inc.	81,030	1,227,605
Hertz Global Holdings, Inc.	86,347	1,593,966
HyreCar, Inc. (a)(b)	25,347	20,151
J.B. Hunt Transport Services, Inc.	136,570	23,765,911
Knight-Swift Transportation Holdings, Inc. Class A	270,015	13,638,458
Landstar System, Inc.	61,815	9,063,933
Marten Transport Ltd.	102,571	2,031,932
Norfolk Southern Corp.	390,789	95,012,530
Old Dominion Freight Lines, Inc.	151,172	41,029,593
P.A.M. Transportation Services, Inc.	10,708	318,135
Patriot Transportation Holding, Inc. (a)	903	6,935
Ryder System, Inc.	85,534	6,538,219
Saia, Inc. (a)	42,488	8,787,793
Schneider National, Inc. Class B	56,943	1,301,717
TuSimple Holdings, Inc. (a)(b)	53,889	387,462
U.S. Xpress Enterprises, Inc. (a)(b)	38,464	94,621
U.S.A. Truck, Inc. (a)	12,296	385,603
Union Pacific Corp.	1,028,331	230,870,593
Universal Logistics Holdings, Inc.	13,605	496,719
Werner Enterprises, Inc.	97,977	3,898,505
XPO Logistics, Inc. (a)	158,984	8,333,941
Yellow Corp. (a)(b)	71,428	448,568
		584,240,037
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	173,614	6,312,605
Alta Equipment Group, Inc.	41,687	490,656
Applied Industrial Technologies, Inc.	62,284	6,603,350
Beacon Roofing Supply, Inc. (a)	90,446	4,966,390
BlueLinx Corp. (a)	15,563	1,090,966
Boise Cascade Co.	63,237	3,941,562
Core & Main, Inc. (a)(b)	94,621	2,230,217
Custom Truck One Source, Inc. Class A (a)	79,192	521,083
Distribution Solutions Group I (a)	39,279	1,560,947
DXP Enterprises, Inc. (a)	30,426	808,723
EVI Industries, Inc. (a)(b)	6,377	79,713
Fastenal Co.	944,771	47,550,324
GATX Corp.	57,945	5,598,066
Global Industrial Co.	28,032	843,203
GMS, Inc. (a)	71,061	3,425,140
H&E Equipment Services, Inc.	50,677	1,604,434
Herc Holdings, Inc.	40,448	4,551,613
Hudson Technologies, Inc. (a)	53,713	445,818
India Globalization Capital, Inc. (a)	57,861	32,402
Karat Packaging, Inc. (a)	5,763	103,100
McGrath RentCorp.	39,796	3,363,558
Mega Matrix Corp.	12,120	18,907
MRC Global, Inc. (a)	113,270	1,102,117
MSC Industrial Direct Co., Inc. Class A	76,002	6,020,118
NOW, Inc. (a)	179,120	2,170,934
Rush Enterprises, Inc.:
Class A	81,699	3,844,755
Class B	40	2,026
SiteOne Landscape Supply, Inc. (a)	73,661	9,219,411
Titan Machinery, Inc. (a)	32,741	1,007,768
Transcat, Inc. (a)	13,138	973,394
Triton International Ltd.	108,126	6,443,228
United Rentals, Inc. (a)	117,273	34,248,407
Univar Solutions, Inc. (a)	278,173	7,015,523
Veritiv Corp. (a)	22,482	2,679,630
W.W. Grainger, Inc.	70,363	39,047,243
Watsco, Inc.	54,200	14,744,026
WESCO International, Inc. (a)	72,103	9,494,523
Willis Lease Finance Corp. (a)	5,069	185,525
		234,341,405
TOTAL INDUSTRIALS		5,726,953,743
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	125,993	2,928,077
Airspan Networks Holdings, Inc. (a)(b)	38,468	81,552
Applied Optoelectronics, Inc. (a)(b)	32,418	78,127
Arista Networks, Inc. (a)	368,663	44,195,320
Aviat Networks, Inc. (a)	15,157	474,414
BK Technologies Corp.	6,655	15,905
CalAmp Corp. (a)	55,099	340,512
Calix, Inc. (a)	89,605	5,273,254
Cambium Networks Corp. (a)	19,057	370,849
Casa Systems, Inc. (a)(b)	51,702	200,604
Ciena Corp. (a)	249,972	12,683,579
Cisco Systems, Inc.	6,816,884	304,851,052
Clearfield, Inc. (a)(b)	19,689	2,286,090
ClearOne, Inc. (a)	23,778	15,456
CommScope Holding Co., Inc. (a)	336,748	3,805,252
COMSovereign Holding Corp. (a)(b)	74,803	9,717
Comtech Telecommunications Corp.	41,993	474,101
Digi International, Inc. (a)	55,594	1,840,717
DZS, Inc. (a)	29,592	393,870
EMCORE Corp. (a)	52,233	124,315
Extreme Networks, Inc. (a)	212,544	3,045,756
F5, Inc. (a)	98,996	15,548,312
Franklin Wireless Corp. (a)	2,616	7,508
Genasys, Inc. (a)	40,213	117,422
Harmonic, Inc. (a)	164,395	1,851,088
Infinera Corp. (a)(b)	351,575	1,926,631
Inseego Corp. (a)	125,101	337,773
Juniper Networks, Inc.	527,910	15,003,202
KVH Industries, Inc. (a)	21,024	206,035
Lantronix, Inc. (a)	37,900	229,674
Lumentum Holdings, Inc. (a)	117,435	9,811,694
Motorola Solutions, Inc.	275,167	66,978,399
NETGEAR, Inc. (a)	49,273	1,162,350
NetScout Systems, Inc. (a)	120,500	3,824,670
Network-1 Security Solutions, Inc.	15,146	34,684
Ondas Holdings, Inc. (a)(b)	57,259	270,262
Optical Cable Corp. (a)	398	1,485
PC-Tel, Inc.	20,765	114,208
Ribbon Communications, Inc. (a)	213,935	750,912
Tessco Technologies, Inc. (a)	10,550	52,328
Ubiquiti, Inc.	10,419	3,233,953
ViaSat, Inc. (a)	122,000	4,633,560
Viavi Solutions, Inc. (a)	388,379	5,468,376
Vislink Technologies, Inc. (a)(b)	65,360	35,425
		515,088,470
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)	30,980	624,247
Advanced Energy Industries, Inc.	62,075	5,573,714
Aeva Technologies, Inc. (a)(b)	163,649	504,039
AEye, Inc. Class A (a)(b)	192,732	296,807
Airgain, Inc. (a)	15,261	118,273
Akoustis Technologies, Inc. (a)(b)	72,240	316,411
Alpine 4 Holdings, Inc. (a)(b)	281,186	209,484
Amphenol Corp. Class A	980,198	72,073,959
Arlo Technologies, Inc. (a)	135,629	825,981
Arrow Electronics, Inc. (a)	106,042	11,114,262
Avnet, Inc.	160,790	7,057,073
Badger Meter, Inc.	47,845	4,530,443
Bel Fuse, Inc. Class B (non-vtg.)	24,186	687,366
Belden, Inc.	73,245	4,796,083
Benchmark Electronics, Inc.	58,759	1,612,935
CDW Corp.	221,315	37,778,471
ClearSign Combustion Corp. (a)(b)	41,576	41,160
Coda Octopus Group, Inc. (a)(b)	5,872	28,890
Cognex Corp.	286,943	12,083,170
Corning, Inc.	1,248,910	42,862,591
CPS Technologies Corp. (a)	12,397	40,042
CTS Corp.	54,664	2,313,380
Daktronics, Inc. (a)	56,072	179,430
Digital Ally, Inc. (a)(b)	73,531	40,751
eMagin Corp. (a)(b)	90,283	65,934
ePlus, Inc. (a)	44,608	2,101,929
Evolv Technologies Holdings, Inc. (a)(b)	94,990	215,627
Fabrinet (a)	60,557	6,227,682
FARO Technologies, Inc. (a)	29,116	976,842
Focus Universal, Inc. (a)(b)	43,222	464,637
Frequency Electronics, Inc. (a)	1,929	12,519
Identiv, Inc. (a)(b)	35,097	523,647
II-VI, Inc. (a)	208,024	9,824,974
Insight Enterprises, Inc. (a)	56,228	5,123,495
IPG Photonics Corp. (a)	57,141	5,176,403
Iteris, Inc. (a)	71,414	233,524
Itron, Inc. (a)	74,005	3,521,158
Jabil, Inc.	233,875	14,102,663
KEY Tronic Corp. (a)	6,355	30,250
Keysight Technologies, Inc. (a)	298,338	48,894,615
Kimball Electronics, Inc. (a)	38,858	837,001
Knowles Corp. (a)	151,215	2,290,907
LGL Group, Inc. (a)	914	12,636
LightPath Technologies, Inc. Class A (a)	29,403	42,340
Lightwave Logic, Inc. (a)(b)	164,892	1,314,189
Littelfuse, Inc.	40,142	9,522,485
Luna Innovations, Inc. (a)(b)	47,621	273,821
Methode Electronics, Inc. Class A	62,108	2,512,890
MicroVision, Inc. (a)(b)	255,796	1,238,053
MICT, Inc. (a)(b)	144,803	119,969
Mirion Technologies, Inc. Class A (a)	181,659	1,375,159
Napco Security Technologies, Inc.	49,107	1,456,514
National Instruments Corp.	213,078	8,471,981
Neonode, Inc. (a)(b)	7,545	25,351
nLIGHT, Inc. (a)	71,401	891,798
Novanta, Inc. (a)	57,539	7,692,389
OSI Systems, Inc. (a)	26,014	2,167,486
Ouster, Inc. (a)(b)	129,594	194,391
Par Technology Corp. (a)(b)	40,645	1,430,704
PC Connection, Inc.	19,804	983,863
Plexus Corp. (a)	44,896	4,208,102
Powerfleet, Inc. (a)	51,313	163,688
Quanergy Systems, Inc. Class A (a)(b)	38,554	11,227
Red Cat Holdings, Inc. (a)(b)	36,475	86,993
Research Frontiers, Inc. (a)(b)	31,238	72,160
RF Industries Ltd. (a)	7,617	53,090
Richardson Electronics Ltd.	16,718	271,333
Rogers Corp. (a)	29,781	7,460,736
Sanmina Corp. (a)	101,555	4,927,449
ScanSource, Inc. (a)	40,643	1,177,428
Sigmatron International, Inc. (a)(b)	7,949	61,128
Smartrent, Inc. (a)(b)	160,366	517,982
Sono-Tek Corp. (a)	2,407	12,998
TD SYNNEX Corp.	68,159	6,562,349
TE Connectivity Ltd.	529,085	66,775,818
Teledyne Technologies, Inc. (a)	77,150	28,418,974
Trimble, Inc. (a)	409,200	25,881,900
TTM Technologies, Inc. (a)	174,433	2,743,831
Velodyne Lidar, Inc. (a)(b)	148,508	185,635
Vishay Intertechnology, Inc.	218,305	4,294,059
Vishay Precision Group, Inc. (a)	20,987	720,064
Vontier Corp.	273,386	5,992,621
Wayside Technology Group, Inc.	4,316	125,984
Wireless Telecom Group, Inc. (a)	7,898	11,452
Wrap Technologies, Inc. (a)(b)	42,925	85,850
Zebra Technologies Corp. Class A (a)	86,208	26,003,781
		532,885,420
IT Services - 4.4%
Accenture PLC Class A	1,037,661	299,323,692
Affirm Holdings, Inc. (a)(b)	268,191	6,283,715
AgileThought, Inc. Class A (a)(b)	52,890	221,080
Akamai Technologies, Inc. (a)	262,708	23,717,278
ALJ Regional Holdings, Inc. (a)	34,476	51,369
American Virtual Cloud Technologies, Inc. (a)(b)	86,788	39,922
Automatic Data Processing, Inc.	684,546	167,309,888
AvidXchange Holdings, Inc.	47,727	371,793
Backblaze, Inc. Class A (b)	9,950	64,775
BigCommerce Holdings, Inc. (a)	94,371	1,573,165
Block, Inc. Class A (a)	834,434	57,500,847
BM Technologies, Inc. (a)(b)	21,878	138,269
Brightcove, Inc. (a)	67,314	446,965
Broadridge Financial Solutions, Inc.	191,261	32,738,145
Cantaloupe, Inc. (a)	103,731	660,766
Cass Information Systems, Inc.	20,495	751,757
Cerberus Cyber Sentinel Corp. (b)	67,013	182,275
Cloudflare, Inc. (a)	460,503	28,813,673
Cognizant Technology Solutions Corp. Class A	853,636	53,924,186
Computer Task Group, Inc. (a)	14,035	110,596
Concentrix Corp.	69,448	8,735,169
Conduent, Inc. (a)	264,970	1,083,727
Core Scientific, Inc. (a)(b)	396,392	872,062
Crexendo, Inc.	4,063	11,417
CSG Systems International, Inc.	51,383	2,972,507
CSP, Inc.	2,607	20,230
Cyxtera Technologies, Inc. Class A (a)	53,994	342,322
Digitalocean Holdings, Inc. (a)(b)	28,464	1,198,050
DXC Technology Co. (a)	404,426	10,021,676
Edgio, Inc. (a)	224,073	824,589
EPAM Systems, Inc. (a)	93,730	39,975,845
Euronet Worldwide, Inc. (a)	86,131	7,636,374
EVERTEC, Inc.	106,530	3,579,408
EVO Payments, Inc. Class A (a)	78,020	2,599,626
Exela Technologies, Inc. (a)(b)	22,191	20,893
ExlService Holdings, Inc. (a)	53,996	9,055,669
Fastly, Inc. Class A (a)	168,754	1,577,850
Fidelity National Information Services, Inc.	1,001,062	91,467,035
Fiserv, Inc. (a)	952,928	96,426,784
FleetCor Technologies, Inc. (a)	126,401	26,864,005
Flywire Corp. (a)	21,123	525,118
Gartner, Inc. (a)	132,631	37,842,277
Genpact Ltd.	279,779	13,144,017
Global Payments, Inc.	463,077	57,528,056
GoDaddy, Inc. (a)	270,604	20,517,195
GreenBox POS (a)(b)	53,497	62,057
Grid Dynamics Holdings, Inc. (a)	77,575	1,567,791
Hackett Group, Inc.	43,271	888,354
i3 Verticals, Inc. Class A (a)	33,701	787,255
IBM Corp.	1,473,293	189,244,486
Information Services Group, Inc.	51,969	299,861
Innodata, Inc. (a)	31,372	105,724
Inpixon (a)(b)	89,480	12,357
International Money Express, Inc. (a)	53,014	1,187,514
Jack Henry & Associates, Inc.	119,419	22,952,332
Kyndryl Holdings, Inc. (a)	292,537	3,048,236
Marqeta, Inc. Class A (a)	639,267	4,979,890
MasterCard, Inc. Class A	1,407,063	456,409,025
Maximus, Inc.	101,005	6,119,893
MoneyGram International, Inc. (a)	152,861	1,574,468
MongoDB, Inc. Class A (a)	112,095	36,190,992
Okta, Inc. (a)	247,033	22,578,816
OMNIQ Corp. (a)(b)	2,813	18,341
Paya Holdings, Inc. (a)	140,998	884,057
Paychex, Inc.	525,948	64,870,426
Paymentus Holdings, Inc. (a)(b)	22,563	268,725
Payoneer Global, Inc. (a)	327,808	2,170,089
PayPal Holdings, Inc. (a)	1,898,997	177,442,280
Paysign, Inc. (a)(b)	43,478	133,912
Perficient, Inc. (a)	54,843	4,283,238
PFSweb, Inc. (a)	26,610	251,731
Priority Technology Holdings, Inc. (a)	16,070	64,280
Rackspace Technology, Inc. (a)(b)	101,318	451,878
Repay Holdings Corp. (a)	122,143	1,134,708
Sabre Corp. (a)	522,212	3,754,704
Shift4 Payments, Inc. (a)(b)	85,083	3,853,409
Snowflake, Inc. (a)	399,223	72,239,402
SolarWinds, Inc.	72,102	653,965
Squarespace, Inc. Class A (a)	49,523	1,039,983
SS&C Technologies Holdings, Inc.	359,972	20,072,039
StarTek, Inc. (a)	19,120	81,069
Steel Connect, Inc. (a)	24,325	33,082
Switch, Inc. Class A	216,593	7,353,332
TaskUs, Inc. (a)	45,878	682,665
The Western Union Co.	641,380	9,505,252
Thoughtworks Holding, Inc.	61,853	813,985
Toast, Inc.	418,929	7,930,326
Ttec Holdings, Inc.	29,519	1,545,320
Tucows, Inc. (a)(b)	17,083	802,730
Twilio, Inc. Class A (a)	292,960	20,384,157
Unisys Corp. (a)	110,846	1,031,976
Usio, Inc. (a)	20,216	34,974
VeriSign, Inc. (a)	156,697	28,553,327
Verra Mobility Corp. (a)	217,741	3,470,792
Visa, Inc. Class A	2,697,412	536,002,739
WaveDancer, Inc. (a)	11,443	12,587
WEX, Inc. (a)	73,155	11,284,159
WidePoint Corp. (a)	10,560	24,869
		2,840,209,616
Semiconductors & Semiconductor Equipment - 4.8%
ACM Research, Inc.	60,060	1,014,413
Advanced Micro Devices, Inc. (a)	2,656,449	225,452,827
AEHR Test Systems (a)	35,381	514,440
Allegro MicroSystems LLC (a)	93,584	2,182,379
Alpha & Omega Semiconductor Ltd. (a)	34,696	1,341,347
Ambarella, Inc. (a)	61,126	4,149,233
Amkor Technology, Inc.	164,515	3,311,687
Amtech Systems, Inc. (a)	21,399	237,529
Analog Devices, Inc.	858,852	130,141,844
Applied Materials, Inc.	1,449,350	136,340,355
Atomera, Inc. (a)(b)	34,654	448,076
Axcelis Technologies, Inc. (a)	53,944	3,611,011
AXT, Inc. (a)	69,951	600,879
Broadcom, Inc.	669,095	333,952,005
CEVA, Inc. (a)	39,602	1,159,151
Cirrus Logic, Inc. (a)	92,464	7,091,064
Cohu, Inc. (a)	78,600	2,108,838
Credo Technology Group Holding Ltd.	32,745	451,554
CVD Equipment Corp. (a)	17,135	92,358
CyberOptics Corp. (a)	11,708	623,334
Diodes, Inc. (a)	72,032	5,126,517
Enphase Energy, Inc. (a)	221,428	63,425,836
Entegris, Inc.	243,020	23,057,738
Everspin Technologies, Inc. (a)	20,884	152,453
First Solar, Inc. (a)	161,821	20,640,269
FormFactor, Inc. (a)	127,141	3,722,688
GSI Technology, Inc. (a)	19,727	65,691
Ichor Holdings Ltd. (a)	47,923	1,472,195
Impinj, Inc. (a)(b)	33,495	2,990,434
indie Semiconductor, Inc. (a)(b)	95,019	808,612
Intel Corp.	6,700,746	213,887,812
Intest Corp. (a)	15,245	135,376
KLA Corp.	244,501	84,140,129
Kopin Corp. (a)	114,030	156,221
Kulicke & Soffa Industries, Inc. (b)	101,487	4,266,513
Lam Research Corp.	227,205	99,495,342
Lattice Semiconductor Corp. (a)	223,888	12,067,563
MACOM Technology Solutions Holdings, Inc. (a)	80,552	4,442,443
Marvell Technology, Inc.	1,407,231	65,886,555
MaxLinear, Inc. Class A (a)	115,202	4,139,208
Meta Materials, Inc. (a)(b)	381,482	329,982
Microchip Technology, Inc.	910,226	59,392,247
Micron Technology, Inc.	1,830,440	103,474,773
MKS Instruments, Inc.	93,517	9,315,228
Monolithic Power Systems, Inc.	71,986	32,622,615
Navitas Semiconductor Corp. (a)(b)	131,697	778,329
NVE Corp.	8,223	417,071
NVIDIA Corp.	4,106,948	619,902,731
NXP Semiconductors NV	429,851	70,744,878
onsemi (a)	711,817	48,951,655
Onto Innovation, Inc. (a)	80,026	5,681,046
PDF Solutions, Inc. (a)	48,536	1,280,380
Peraso, Inc. (a)	10,535	22,229
Photronics, Inc. (a)	110,942	1,863,826
Pixelworks, Inc. (a)	76,064	142,240
Power Integrations, Inc.	96,155	6,877,967
Qorvo, Inc. (a)	176,851	15,877,683
Qualcomm, Inc.	1,836,921	242,969,541
QuickLogic Corp. (a)(b)	18,425	124,737
Rambus, Inc. (a)	179,693	4,634,282
Rigetti Computing, Inc. Class A (a)(b)	164,810	655,944
Rockley Photonics Holdings Ltd. (a)(b)	200,868	285,233
Rubicon Technology, Inc. (a)(b)	1,323	4,353
Semtech Corp. (a)	104,394	4,821,959
Silicon Laboratories, Inc. (a)	64,031	8,025,005
SiTime Corp. (a)	25,204	2,681,958
SkyWater Technology, Inc. (a)(b)	10,876	141,388
Skyworks Solutions, Inc.	265,299	26,145,216
SMART Global Holdings, Inc. (a)(b)	75,722	1,389,499
SolarEdge Technologies, Inc. (a)	91,004	25,114,374
SunPower Corp. (a)(b)	135,128	3,243,072
Synaptics, Inc. (a)	63,641	7,357,536
Teradyne, Inc.	264,482	22,385,756
Texas Instruments, Inc.	1,508,019	249,139,819
Transphorm, Inc. (a)	19,448	107,936
Ultra Clean Holdings, Inc. (a)	71,632	2,096,669
Universal Display Corp.	70,329	7,857,859
Veeco Instruments, Inc. (a)(b)	83,768	1,770,856
Wolfspeed, Inc. (a)(b)	206,255	23,403,755
		3,076,935,546
Software - 8.9%
8x8, Inc. (a)(b)	190,751	993,813
A10 Networks, Inc.	96,958	1,347,716
ACI Worldwide, Inc. (a)	193,880	4,594,956
Adobe, Inc. (a)	774,871	289,367,826
Agilysys, Inc. (a)	32,616	1,688,530
Alarm.com Holdings, Inc. (a)	75,720	5,042,952
Alfi, Inc. (a)	4,542	5,405
Altair Engineering, Inc. Class A (a)(b)	87,287	4,539,797
Alteryx, Inc. Class A (a)	96,247	5,998,113
American Software, Inc. Class A	50,296	851,511
Amplitude, Inc. (a)(b)	38,436	582,305
ANSYS, Inc. (a)	142,313	35,336,318
AppFolio, Inc. (a)	31,569	3,200,465
Appian Corp. Class A (a)(b)	65,261	3,060,741
AppLovin Corp. (a)(b)	64,858	1,597,453
Arteris, Inc.	8,584	61,118
Asana, Inc. (a)(b)	133,082	2,548,520
Aspen Technology, Inc. (a)	45,760	9,637,056
Asure Software, Inc. (a)	20,009	108,849
AudioEye, Inc. (a)(b)	7,282	45,658
Authid, Inc. (a)(b)	52,473	131,183
Autodesk, Inc. (a)	358,579	72,339,727
Avalara, Inc. (a)	141,740	12,981,967
Avaya Holdings Corp. (a)(b)	136,835	217,568
AvePoint, Inc. (a)(b)	168,039	786,423
Benefitfocus, Inc. (a)	47,410	351,308
Bentley Systems, Inc. Class B	304,195	11,185,250
Bill.Com Holdings, Inc. (a)	152,181	24,635,060
Black Knight, Inc. (a)	253,356	16,762,033
Blackbaud, Inc. (a)(b)	73,535	3,845,881
BlackLine, Inc. (a)	88,212	5,993,123
Blend Labs, Inc. (a)(b)	43,697	137,646
Box, Inc. Class A (a)	242,551	6,245,688
Braze, Inc. (b)	22,115	910,696
BSQUARE Corp. (a)	7,885	9,699
BTCS, Inc.	11,578	19,104
BTRS Holdings, Inc. (a)	114,576	774,534
C3.Ai, Inc. (a)(b)	110,783	1,994,094
Cadence Design Systems, Inc. (a)	451,010	78,372,008
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	108,559	1,037,824
Cerence, Inc. (a)	64,901	1,298,669
Ceridian HCM Holding, Inc. (a)	223,828	13,349,102
ChannelAdvisor Corp. (a)	48,983	739,153
Cipher Mining, Inc. (a)	86,576	174,018
Citrix Systems, Inc.	202,604	20,821,613
Cleanspark, Inc. (a)(b)	63,557	272,024
Clear Secure, Inc. (a)(b)	23,519	539,526
Clearwater Analytics Holdings, Inc. (b)	59,987	923,800
CommVault Systems, Inc. (a)	75,435	4,095,366
Confluent, Inc. (a)(b)	208,018	5,691,372
Consensus Cloud Solutions, Inc. (a)	26,503	1,334,426
CoreCard Corp. (a)	9,899	240,051
Couchbase, Inc. (a)(b)	16,683	276,771
Coupa Software, Inc. (a)	119,917	7,003,153
Crowdstrike Holdings, Inc. (a)	351,276	64,146,510
CS Disco, Inc. (a)(b)	20,124	277,711
Cvent Holding Corp. (a)(b)	159,025	804,667
Datadog, Inc. Class A (a)	422,024	44,291,419
DatChat, Inc. (a)(b)	1,409	1,409
Dave, Inc. (a)(b)	318,524	164,040
Digimarc Corp. (a)(b)	21,760	387,763
Digital Turbine, Inc. (a)	140,181	2,589,143
DocuSign, Inc. (a)	327,265	19,053,368
Dolby Laboratories, Inc. Class A	107,384	7,864,804
Domo, Inc. Class B (a)	46,608	897,670
Dropbox, Inc. Class A (a)	437,416	9,356,328
Duck Creek Technologies, Inc. (a)	121,535	1,446,267
Dynatrace, Inc. (a)	321,411	12,271,472
E2open Parent Holdings, Inc. (a)(b)	292,971	2,012,711
Ebix, Inc.	39,031	1,015,587
eGain Communications Corp. (a)	36,168	333,107
Elastic NV (a)	118,649	9,955,838
Embark Technology, Inc. (a)(b)	17,544	159,650
Enfusion, Inc. Class A (b)	35,823	443,847
Envestnet, Inc. (a)	88,352	4,626,994
Everbridge, Inc. (a)	64,367	2,560,519
EverCommerce, Inc. (a)	30,974	360,537
Expensify, Inc.	17,421	315,843
Fair Isaac Corp. (a)	42,928	19,291,843
Five9, Inc. (a)	112,223	11,010,199
ForgeRock, Inc.	47,707	813,881
Fortinet, Inc. (a)	1,093,790	53,256,635
Freshworks, Inc. (b)	205,878	2,802,000
GitLab, Inc.	64,219	3,844,792
Greenidge Generation Holdings, Inc. (a)(b)	12,717	30,902
GSE Systems, Inc. (a)	274	310
Guidewire Software, Inc. (a)	134,219	9,624,844
HashiCorp, Inc.	62,908	2,223,798
HubSpot, Inc. (a)	74,324	25,050,161
Informatica, Inc. (b)	50,196	1,107,826
Intapp, Inc. (a)	17,108	247,895
Intellicheck, Inc. (a)(b)	21,753	67,869
InterDigital, Inc.	49,320	2,473,891
Intrusion, Inc. (a)(b)	19,226	78,250
Intuit, Inc.	463,694	200,213,795
Inuvo, Inc. (a)(b)	121,663	62,863
IronNet, Inc. Class A (a)	64,806	130,908
Issuer Direct Corp. (a)	1,431	33,178
Jamf Holding Corp. (a)(b)	91,119	2,182,300
Kaltura, Inc. (a)	13,949	33,896
Kaspien Holdings, Inc. (a)	105	274
KnowBe4, Inc. (a)	146,126	2,808,542
Latch, Inc. (a)(b)	154,028	164,810
LivePerson, Inc. (a)	108,023	1,253,067
Liveramp Holdings, Inc. (a)	113,355	2,250,097
Livevox Holdings, Inc. (a)	31,761	67,969
Mandiant, Inc. (a)	389,865	8,912,314
Manhattan Associates, Inc. (a)	101,855	14,388,037
Marathon Digital Holdings, Inc. (a)(b)	170,423	2,019,513
Marin Software, Inc. (a)(b)	17,179	31,094
Matterport, Inc. (a)(b)	338,619	1,561,034
MeridianLink, Inc. (a)(b)	25,944	450,647
Microsoft Corp.	12,261,721	3,206,072,190
MicroStrategy, Inc. Class A (a)(b)	15,698	3,635,029
Mitek Systems, Inc. (a)	78,096	798,141
Model N, Inc. (a)	56,062	1,676,254
Momentive Global, Inc. (a)	217,446	1,541,692
N-able, Inc. (a)	116,706	1,162,392
nCino, Inc. (a)(b)	90,734	2,861,750
NCR Corp. (a)	219,126	6,803,862
NetSol Technologies, Inc. (a)	11,760	41,983
New Relic, Inc. (a)	95,163	5,777,346
Nextnav, Inc. (a)	28,910	98,005
NortonLifeLock, Inc.	948,316	21,422,458
Nutanix, Inc. Class A (a)	349,133	6,040,001
Oblong, Inc. (a)	15,734	4,012
Olo, Inc. (a)(b)	143,089	1,117,525
ON24, Inc. (a)	15,006	134,454
Onespan, Inc. (a)	60,732	699,025
Oracle Corp.	2,581,054	191,385,154
Pagerduty, Inc. (a)(b)	122,206	3,182,244
Palantir Technologies, Inc. (a)(b)	2,765,410	21,348,965
Palo Alto Networks, Inc. (a)	161,086	89,694,296
Park City Group, Inc. (a)	13,889	83,890
Paycom Software, Inc. (a)	78,671	27,629,255
Paycor HCM, Inc. (a)(b)	49,059	1,453,618
Paylocity Holding Corp. (a)	65,094	15,687,654
Pegasystems, Inc.	66,664	2,440,569
Phunware, Inc. (a)(b)	120,842	160,720
Ping Identity Holding Corp. (a)	102,552	2,885,813
Progress Software Corp.	72,510	3,489,906
PROS Holdings, Inc. (a)	68,199	1,421,949
PTC, Inc. (a)	171,334	19,684,563
Q2 Holdings, Inc. (a)	91,509	3,634,737
Qualtrics International, Inc. (a)	163,887	2,007,616
Qualys, Inc. (a)	54,722	8,312,272
Quantum Computing, Inc. (a)(b)	39,536	117,027
Qumu Corp. (a)	15,357	10,047
Rapid7, Inc. (a)	92,217	5,302,478
RealNetworks, Inc. (a)	24,148	16,686
Rekor Systems, Inc. (a)(b)	55,063	78,189
Rimini Street, Inc. (a)	49,057	247,247
RingCentral, Inc. (a)	134,840	5,803,514
Riot Blockchain, Inc. (a)(b)	167,347	1,199,878
Roper Technologies, Inc.	173,211	69,731,284
Salesforce.com, Inc. (a)	1,629,275	254,362,413
Samsara, Inc. (b)	107,971	1,605,529
SeaChange International, Inc. (a)	41,040	20,980
SecureWorks Corp. (a)	18,591	193,346
Semrush Holdings, Inc. (a)(b)	39,919	489,806
SentinelOne, Inc. (a)(b)	327,526	8,944,735
ServiceNow, Inc. (a)	328,609	142,820,044
ShotSpotter, Inc. (a)	12,694	414,205
Smartsheet, Inc. (a)	207,061	6,888,919
Smith Micro Software, Inc. (a)(b)	72,155	175,337
Soluna Holdings, Inc. (a)(b)	9,510	28,245
SoundHound AI, Inc. (a)	200,205	570,584
Splunk, Inc. (a)	262,897	23,668,617
Sprinklr, Inc. (a)(b)	115,719	1,372,427
Sprout Social, Inc. (a)	74,224	4,456,409
SPS Commerce, Inc. (a)	57,894	7,070,015
SRAX, Inc. (a)(b)	35,558	84,272
Stronghold Digital Mining, Inc. Class A (b)	11,479	15,956
Sumo Logic, Inc. (a)	142,857	1,254,284
Synchronoss Technologies, Inc. (a)	125,684	203,608
Synopsys, Inc. (a)	250,428	86,653,097
Telos Corp. (a)	87,648	867,715
Tenable Holdings, Inc. (a)	151,402	5,997,033
Teradata Corp. (a)	174,399	5,737,727
TeraWulf, Inc. (a)(b)	49,447	73,676
The Trade Desk, Inc. (a)	732,387	45,920,665
Tyler Technologies, Inc. (a)	67,542	25,092,528
UiPath, Inc. Class A (a)	488,760	8,040,102
Unity Software, Inc. (a)(b)	270,811	11,569,046
Upland Software, Inc. (a)	45,690	478,374
Varonis Systems, Inc. (a)	173,692	4,750,476
Verb Technology Co., Inc. (a)(b)	67,557	33,225
Verint Systems, Inc. (a)	106,920	5,184,551
Veritone, Inc. (a)(b)	47,975	352,616
Vertex, Inc. Class A (a)	42,236	577,788
Viant Technology, Inc. (a)	17,145	77,495
VirnetX Holding Corp. (a)(b)	93,487	190,713
VMware, Inc. Class A	330,304	38,325,173
Workday, Inc. Class A (a)	329,986	54,302,496
Workiva, Inc. (a)	76,253	5,176,816
Xperi Holding Corp.	172,052	2,737,347
Yext, Inc. (a)	188,838	840,329
Zendesk, Inc. (a)	198,916	15,270,781
Zeta Global Holdings Corp. (a)(b)	38,459	269,213
Zoom Video Communications, Inc. Class A (a)	377,021	30,312,488
Zscaler, Inc. (a)	131,655	20,964,742
Zuora, Inc. (a)	203,831	1,565,422
		5,782,822,655
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)	204,729	2,073,905
Apple, Inc.	25,208,998	3,963,358,613
Astro-Med, Inc. (a)	8,893	115,164
Avid Technology, Inc. (a)	61,835	1,691,187
Boxlight Corp. (a)(b)	66,134	43,212
CompoSecure, Inc. (a)(b)	7,956	45,986
Corsair Gaming, Inc. (a)(b)	56,354	867,288
CPI Card Group (a)(b)	3,868	74,150
Dell Technologies, Inc.	444,781	17,030,664
Diebold Nixdorf, Inc. (a)	123,042	428,186
Eastman Kodak Co. (a)(b)	101,106	546,983
Hewlett Packard Enterprise Co.	2,133,287	29,012,703
HP, Inc.	1,729,783	49,662,070
Immersion Corp. (a)	49,764	296,593
Intevac, Inc. (a)	41,497	207,070
IonQ, Inc. (a)(b)	184,843	1,097,967
NetApp, Inc.	366,144	26,409,967
One Stop Systems, Inc. (a)	15,326	60,078
Pure Storage, Inc. Class A (a)	454,336	13,162,114
Quantum Corp. (a)	114,107	179,148
Seagate Technology Holdings PLC	326,259	21,846,303
Socket Mobile, Inc. (a)	1,516	4,412
Sonim Technologies, Inc. (a)	6,807	5,209
Super Micro Computer, Inc. (a)	72,354	4,708,798
Transact Technologies, Inc. (a)	14,803	68,242
Turtle Beach Corp. (a)	27,960	262,544
Western Digital Corp. (a)	513,729	21,710,188
Xerox Holdings Corp.	220,528	3,665,175
		4,158,633,919
TOTAL INFORMATION TECHNOLOGY		16,906,575,626
MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (a)	27,740	103,748
AdvanSix, Inc.	47,037	1,705,562
AgroFresh Solutions, Inc. (a)	31,343	50,306
Air Products & Chemicals, Inc.	363,945	91,877,915
Albemarle Corp.	191,715	51,371,951
American Vanguard Corp.	45,335	903,527
Amyris, Inc. (a)(b)	317,283	932,812
Ashland, Inc.	81,364	8,279,601
Aspen Aerogels, Inc. (a)	42,482	552,691
Avient Corp.	150,485	6,595,758
Axalta Coating Systems Ltd. (a)	346,494	8,922,221
Balchem Corp.	52,613	6,935,446
Cabot Corp.	92,887	6,685,077
Celanese Corp. Class A	175,748	19,483,423
CF Industries Holdings, Inc.	340,949	35,274,584
Chase Corp.	13,412	1,182,402
Core Molding Technologies, Inc. (a)	12,523	155,285
Corteva, Inc.	1,186,334	72,876,498
Danimer Scientific, Inc. (a)(b)	137,656	612,569
Diversey Holdings Ltd. (a)	84,791	519,769
Dow, Inc.	1,195,142	60,952,242
DuPont de Nemours, Inc.	832,824	46,338,327
Eastman Chemical Co.	210,923	19,193,993
Ecolab, Inc.	407,645	66,784,480
Ecovyst, Inc.	81,681	754,732
Element Solutions, Inc.	355,005	6,627,943
Flotek Industries, Inc. (a)(b)	92,584	91,658
FMC Corp.	205,517	22,212,277
FutureFuel Corp.	46,867	341,660
GCP Applied Technologies, Inc. (a)	82,802	2,601,639
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,717,645	4,620,465
H.B. Fuller Co.	86,385	5,602,931
Hawkins, Inc.	29,582	1,133,582
Huntsman Corp.	331,916	9,300,286
Ingevity Corp. (a)	64,823	4,546,685
Innospec, Inc.	39,620	3,702,885
International Flavors & Fragrances, Inc.	418,016	46,182,408
Intrepid Potash, Inc. (a)	16,359	764,456
Koppers Holdings, Inc.	36,431	831,720
Kronos Worldwide, Inc.	48,675	626,934
Linde PLC	825,481	233,495,556
Livent Corp. (a)(b)	262,314	8,441,265
Loop Industries, Inc. (a)(b)	33,272	178,338
LSB Industries, Inc.	59,614	940,709
LyondellBasell Industries NV Class A	424,310	35,217,730
Mativ, Inc.	109,791	2,593,263
Minerals Technologies, Inc.	55,301	3,221,836
NewMarket Corp.	11,259	3,233,697
Northern Technologies International Corp.	7,327	85,360
Olin Corp.	228,987	12,516,429
Origin Materials, Inc. Class A (a)(b)	205,325	1,283,281
Orion Engineered Carbons SA	98,087	1,653,747
PPG Industries, Inc.	387,797	49,242,463
PureCycle Technologies, Inc. (a)(b)	163,361	1,491,486
Quaker Houghton	21,577	3,761,303
Rayonier Advanced Materials, Inc. (a)	100,330	453,492
RPM International, Inc.	211,170	19,672,597
Sensient Technologies Corp.	68,461	5,454,288
Sherwin-Williams Co.	392,518	91,103,428
Stepan Co.	35,125	3,661,079
The Chemours Co. LLC	258,466	8,718,058
The Mosaic Co.	590,786	31,825,642
The Scotts Miracle-Gro Co. Class A	66,149	4,428,676
Tredegar Corp.	40,525	413,760
Trinseo PLC	62,069	1,646,691
Tronox Holdings PLC	187,909	2,749,109
Valhi, Inc.	4,257	148,740
Valvoline, Inc.	292,220	8,494,835
Westlake Corp.	53,500	5,276,705
Zymergen, Inc. (a)	28,321	67,121
		1,159,703,132
Construction Materials - 0.1%
Eagle Materials, Inc.	65,701	7,859,154
Martin Marietta Materials, Inc.	102,061	35,487,630
Smith-Midland Corp. (a)	5,629	129,523
Summit Materials, Inc. (a)	192,423	5,468,662
United States Lime & Minerals, Inc.	4,636	476,534
Vulcan Materials Co.	217,069	36,139,818
		85,561,321
Containers & Packaging - 0.4%
Amcor PLC	2,474,025	29,713,040
Aptargroup, Inc.	106,530	10,952,349
Avery Dennison Corp.	134,789	24,749,956
Ball Corp.	525,515	29,328,992
Berry Global Group, Inc. (a)	217,610	11,822,751
Crown Holdings, Inc.	203,214	18,409,156
Cryptyde, Inc. (a)(b)	25,139	19,784
Graphic Packaging Holding Co.	457,182	10,181,443
Greif, Inc.:
Class A (b)	42,211	2,830,248
Class B	11,807	770,643
International Paper Co.	602,464	25,074,552
Myers Industries, Inc.	59,545	1,150,409
O-I Glass, Inc. (a)	251,291	3,269,296
Packaging Corp. of America	153,327	20,993,533
Pactiv Evergreen, Inc.	69,904	775,934
Ranpak Holdings Corp. (A Shares) (a)	65,732	347,722
Sealed Air Corp.	238,191	12,817,058
Silgan Holdings, Inc.	135,462	6,170,294
Sonoco Products Co.	158,494	9,988,292
TriMas Corp.	70,955	1,952,682
WestRock Co.	414,329	16,817,614
		238,135,748
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)	53,316	799,740
Alcoa Corp.	299,615	14,824,950
Alpha Metallurgical Resources	29,324	4,608,267
Ampco-Pittsburgh Corp. (a)(b)	10,622	45,356
Arconic Corp. (a)	173,197	4,366,296
Ascent Industries Co. (a)	13,621	228,016
ATI, Inc. (a)	202,891	6,072,528
Carpenter Technology Corp.	79,688	2,707,001
Century Aluminum Co. (a)	81,655	630,377
Cleveland-Cliffs, Inc. (a)	775,312	13,389,638
Coeur d'Alene Mines Corp. (a)	443,023	1,222,743
Commercial Metals Co.	197,179	7,987,721
Compass Minerals International, Inc.	56,183	2,274,850
Comstock Mining, Inc. (a)(b)	126,992	73,008
Freeport-McMoRan, Inc.	2,376,089	70,332,234
Friedman Industries	10,864	113,746
Gatos Silver, Inc. (a)	77,452	235,454
Gold Resource Corp.	159,439	271,046
Golden Minerals Co. (a)(b)	97,441	25,432
Haynes International, Inc.	21,795	865,044
Hecla Mining Co.	873,018	3,439,691
Hycroft Mining Holding Corp. (a)	178,670	142,954
Idaho Strategic Resources, Inc. (a)(b)	3,623	19,492
Kaiser Aluminum Corp.	26,703	1,916,207
Materion Corp.	34,822	3,005,487
McEwen Mining, Inc. (a)(b)	59,588	182,935
MP Materials Corp. (a)(b)	120,463	4,215,000
Newmont Corp.	1,303,001	53,892,121
Nucor Corp.	436,149	57,981,648
Olympic Steel, Inc.	15,009	395,037
Paramount Gold Nevada Corp. (a)(b)	5,612	1,947
Piedmont Lithium, Inc. (a)(b)	27,991	1,711,650
Ramaco Resources, Inc.	20,697	218,146
Reliance Steel & Aluminum Co.	101,879	19,151,214
Royal Gold, Inc.	107,899	9,915,918
Ryerson Holding Corp.	26,479	754,652
Schnitzer Steel Industries, Inc. Class A	43,053	1,422,471
Solitario Exploration & Royalty Corp. (a)	12,775	7,346
Steel Dynamics, Inc.	292,706	23,627,228
SunCoke Energy, Inc.	132,237	871,442
TimkenSteel Corp. (a)	65,679	1,007,516
U.S. Antimony Corp. (a)(b)	69,277	30,523
U.S. Gold Corp. (a)	4,474	16,151
United States Steel Corp.	431,682	9,872,567
Universal Stainless & Alloy Products, Inc. (a)	11,782	94,138
Warrior Metropolitan Coal, Inc.	83,544	2,719,357
Worthington Industries, Inc.	53,974	2,752,134
		330,438,419
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	27,194	1,156,833
Glatfelter Corp.	77,025	375,112
Louisiana-Pacific Corp.	132,999	7,212,536
Mercer International, Inc. (SBI)	69,747	1,131,296
Resolute Forest Products, Inc. (a)	76,819	1,556,353
Sylvamo Corp.	56,337	2,503,616
		13,935,746
TOTAL MATERIALS		1,827,774,366
REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust (SBI)	146,424	2,332,534
Agree Realty Corp.	119,639	9,011,209
Alexander & Baldwin, Inc.	122,362	2,291,840
Alexanders, Inc.	4,201	995,217
Alexandria Real Estate Equities, Inc.	243,160	37,300,744
Alpine Income Property Trust, Inc.	17,803	323,124
American Assets Trust, Inc.	86,657	2,405,598
American Homes 4 Rent Class A	501,179	17,821,925
American Tower Corp.	761,922	193,566,284
Americold Realty Trust	436,578	12,844,125
Apartment Income (REIT) Corp.	252,462	10,313,073
Apartment Investment & Management Co. Class A	224,110	1,981,132
Apple Hospitality (REIT), Inc.	341,108	5,427,028
Armada Hoffler Properties, Inc.	102,818	1,350,000
Ashford Hospitality Trust, Inc. (a)	52,806	484,759
AvalonBay Communities, Inc.	228,649	45,937,871
Bluerock Residential Growth (REIT), Inc.	43,991	1,172,360
Boston Properties, Inc.	231,253	18,368,426
Braemar Hotels & Resorts, Inc.	89,458	460,709
Brandywine Realty Trust (SBI)	268,007	2,152,096
Brixmor Property Group, Inc.	479,739	10,304,794
Broadstone Net Lease, Inc.	281,355	5,385,135
BRT Apartments Corp.	38,608	921,573
Camden Property Trust (SBI)	177,877	22,858,973
CareTrust (REIT), Inc.	155,166	3,342,276
CatchMark Timber Trust, Inc.	86,499	921,214
Centerspace	24,687	1,860,906
Chatham Lodging Trust (a)	72,371	880,031
City Office REIT, Inc.	79,355	916,550
Clipper Realty, Inc.	18,245	153,440
Community Healthcare Trust, Inc.	39,903	1,472,022
CorEnergy Infrastructure Trust, Inc.	20,064	46,950
Corporate Office Properties Trust (SBI)	183,906	4,752,131
Cousins Properties, Inc.	242,918	6,522,348
Creative Media & Community Trust Corp.	40,536	284,563
Crown Castle International Corp.	710,527	121,379,327
CTO Realty Growth, Inc.	29,238	617,214
CubeSmart	389,060	17,916,213
DiamondRock Hospitality Co.	330,337	2,883,842
Digital Realty Trust, Inc.	471,398	58,278,935
Diversified Healthcare Trust (SBI)	369,964	540,147
Douglas Emmett, Inc.	280,342	5,472,276
Duke Realty Corp.	634,977	37,368,396
Easterly Government Properties, Inc.	148,553	2,666,526
EastGroup Properties, Inc.	67,286	11,104,209
Empire State Realty Trust, Inc.	226,638	1,579,667
EPR Properties	121,899	5,301,388
Equinix, Inc.	149,639	98,368,189
Equity Commonwealth	192,473	5,063,965
Equity Lifestyle Properties, Inc.	281,590	19,739,459
Equity Residential (SBI)	562,170	41,139,601
Essential Properties Realty Trust, Inc.	237,340	5,373,378
Essex Property Trust, Inc.	106,605	28,256,721
Extra Space Storage, Inc.	219,669	43,654,820
Farmland Partners, Inc.	63,109	915,712
Federal Realty Investment Trust (SBI)	115,067	11,652,835
First Industrial Realty Trust, Inc.	211,683	10,728,094
Four Corners Property Trust, Inc.	125,188	3,366,305
Franklin Street Properties Corp.	166,446	467,713
Gaming & Leisure Properties	392,157	18,929,418
Getty Realty Corp.	66,664	2,005,253
Gladstone Commercial Corp.	68,755	1,311,158
Gladstone Land Corp.	49,422	1,161,911
Global Medical REIT, Inc.	111,695	1,210,774
Global Net Lease, Inc.	177,350	2,442,110
Global Self Storage, Inc.	1,725	10,040
Healthcare Trust of America, Inc.	619,113	15,056,828
Healthpeak Properties, Inc.	875,985	22,994,606
Hersha Hospitality Trust (a)	63,989	620,693
Highwoods Properties, Inc. (SBI)	172,950	5,259,410
Host Hotels & Resorts, Inc.	1,161,714	20,643,658
Hudson Pacific Properties, Inc.	242,333	3,201,219
Independence Realty Trust, Inc.	381,450	7,419,203
Indus Realty Trust, Inc.	10,779	662,046
Industrial Logistics Properties Trust	114,465	857,343
InvenTrust Properties Corp.	112,715	2,959,896
Invitation Homes, Inc.	1,026,836	37,253,610
Iron Mountain, Inc.	473,899	24,931,826
iStar Financial, Inc.	128,235	1,765,796
JBG SMITH Properties	189,372	4,160,503
Kilroy Realty Corp.	170,989	8,339,134
Kimco Realty Corp.	996,447	21,005,103
Kite Realty Group Trust	356,305	6,898,065
Lamar Advertising Co. Class A	141,254	13,262,338
Life Storage, Inc.	145,604	18,528,109
LTC Properties, Inc.	61,833	2,775,683
LXP Industrial Trust (REIT)	458,383	4,611,333
Medical Properties Trust, Inc.	971,738	14,197,092
Mid-America Apartment Communities, Inc.	188,415	31,214,713
National Health Investors, Inc.	77,251	5,060,713
National Retail Properties, Inc.	284,258	12,763,184
National Storage Affiliates Trust	134,503	6,795,092
Necessity Retail (REIT), Inc./The	214,470	1,599,946
NETSTREIT Corp.	83,011	1,631,996
New York City REIT, Inc.	22,015	68,247
NexPoint Residential Trust, Inc.	35,986	1,900,781
Office Properties Income Trust	81,752	1,436,383
Omega Healthcare Investors, Inc.	388,825	12,699,025
One Liberty Properties, Inc.	29,137	703,659
Orion Office (REIT), Inc.	87,055	859,233
Outfront Media, Inc.	236,645	4,188,617
Paramount Group, Inc.	268,972	1,863,976
Park Hotels & Resorts, Inc.	384,077	5,377,078
Pebblebrook Hotel Trust	212,843	3,750,294
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	5,498	25,841
Phillips Edison & Co., Inc.	198,094	6,471,731
Physicians Realty Trust	354,273	5,902,188
Piedmont Office Realty Trust, Inc. Class A	206,647	2,434,302
Plymouth Industrial REIT, Inc.	59,965	1,215,491
Postal Realty Trust, Inc.	34,051	505,657
Potlatch Corp.	111,971	5,197,694
Prologis (REIT), Inc.	1,213,705	151,118,410
Public Storage	250,314	82,811,381
Rayonier, Inc.	236,707	8,407,833
Realty Income Corp.	985,106	67,263,038
Regency Centers Corp.	252,669	15,372,382
Retail Opportunity Investments Corp.	194,608	3,259,684
Rexford Industrial Realty, Inc.	277,155	17,241,813
RLJ Lodging Trust	270,255	3,259,275
RPT Realty	129,153	1,243,743
Ryman Hospitality Properties, Inc.	88,041	7,238,731
Sabra Health Care REIT, Inc.	372,551	5,577,088
Safehold, Inc.	25,633	974,823
Saul Centers, Inc.	24,642	1,091,394
SBA Communications Corp. Class A	176,716	57,476,879
Service Properties Trust	270,254	1,848,537
Simon Property Group, Inc.	537,222	54,785,900
SITE Centers Corp.	294,649	3,818,651
SL Green Realty Corp.	110,868	4,897,040
Sotherly Hotels, Inc. (a)	1,919	4,586
Spirit Realty Capital, Inc.	253,694	10,363,400
Stag Industrial, Inc.	292,015	8,994,062
Store Capital Corp.	409,003	11,034,901
Summit Hotel Properties, Inc.	162,980	1,281,023
Sun Communities, Inc.	206,445	31,732,661
Sunstone Hotel Investors, Inc.	357,349	3,891,531
Tanger Factory Outlet Centers, Inc.	164,834	2,541,740
Terreno Realty Corp.	126,076	7,689,375
The Macerich Co.	344,371	3,295,630
UDR, Inc.	507,315	22,763,224
UMH Properties, Inc.	77,907	1,405,442
Uniti Group, Inc.	382,195	3,588,811
Universal Health Realty Income Trust (SBI)	23,068	1,173,931
Urban Edge Properties	178,440	2,806,861
Urstadt Biddle Properties, Inc. Class A	52,535	878,385
Ventas, Inc.	653,043	31,254,638
Veris Residential, Inc. (a)	227,640	3,059,482
VICI Properties, Inc.	1,578,508	52,074,979
Vornado Realty Trust	255,796	6,706,971
Washington REIT (SBI)	136,443	2,675,647
Welltower Op	746,563	57,224,054
Weyerhaeuser Co.	1,215,277	41,513,862
Wheeler REIT, Inc. (a)	4,774	9,309
Whitestone REIT Class B	74,493	733,011
WP Carey, Inc.	313,475	26,341,304
Xenia Hotels & Resorts, Inc. (a)	177,247	2,811,137
		2,164,674,450
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)	9,493	2,563
Altisource Asset Management Corp. (a)(b)	2,244	45,553
Altisource Portfolio Solutions SA (a)(b)	15,310	179,280
American Realty Investments, Inc. (a)	4,842	67,255
Amrep Corp. (a)	2,310	32,178
Anywhere Real Estate, Inc. (a)	188,869	1,845,250
CBRE Group, Inc. (a)	529,878	41,839,167
Comstock Holding Companies, Inc. (a)	1,055	4,452
Cushman & Wakefield PLC (a)	242,908	3,633,904
Digitalbridge Group, Inc. (a)	280,254	4,988,521
Doma Holdings, Inc. Class A (a)	290,170	175,002
Douglas Elliman, Inc.	103,122	475,392
eXp World Holdings, Inc. (b)	109,956	1,421,731
Fathom Holdings, Inc. (a)(b)	11,335	77,871
Forestar Group, Inc. (a)	28,176	350,509
FRP Holdings, Inc. (a)	12,591	724,234
Howard Hughes Corp. (a)	66,728	4,245,903
Jones Lang LaSalle, Inc. (a)	81,944	14,176,312
Kennedy-Wilson Holdings, Inc.	188,433	3,308,883
Marcus & Millichap, Inc.	39,258	1,467,464
Maui Land & Pineapple, Inc. (a)	22,080	211,968
Newmark Group, Inc.	268,821	2,755,415
Offerpad Solutions, Inc. (a)(b)	130,169	197,857
Opendoor Technologies, Inc. (a)(b)	617,469	2,673,641
Rafael Holdings, Inc. (a)(b)	15,875	34,449
RE/MAX Holdings, Inc.	28,435	647,181
Redfin Corp. (a)(b)	169,228	1,385,977
Seritage Growth Properties (a)(b)	62,696	786,208
Stratus Properties, Inc.	9,831	350,082
Tejon Ranch Co. (a)	35,655	561,923
The RMR Group, Inc.	23,696	617,044
The St. Joe Co.	54,397	2,077,965
Transcontinental Realty Investors, Inc. (a)	14,533	624,919
Trinity Place Holdings, Inc. (a)	9,882	9,508
WeWork, Inc. (a)	342,012	1,402,249
Zillow Group, Inc.:
Class A (a)	108,370	3,619,558
Class C (a)(b)	228,687	7,651,867
		104,669,235
TOTAL REAL ESTATE		2,269,343,685
UTILITIES - 3.0%
Electric Utilities - 1.8%
Allete, Inc.	92,460	5,471,783
Alliant Energy Corp.	405,027	24,722,848
American Electric Power Co., Inc.	839,264	84,094,253
Avangrid, Inc.	119,685	5,912,439
Constellation Energy Corp.	535,402	43,683,449
Duke Energy Corp.	1,259,018	134,601,614
Edison International	624,756	42,339,714
Entergy Corp.	341,374	39,360,422
Evergy, Inc.	375,188	25,711,634
Eversource Energy	567,404	50,890,465
Exelon Corp.	1,599,157	70,218,984
FirstEnergy Corp.	937,776	37,089,041
Genie Energy Ltd. Class B	35,001	365,410
Hawaiian Electric Industries, Inc.	178,273	6,974,040
IDACORP, Inc.	82,793	9,044,307
MGE Energy, Inc.	59,045	4,547,646
NextEra Energy, Inc.	3,221,980	274,061,619
NRG Energy, Inc.	392,477	16,201,451
OGE Energy Corp.	323,854	13,129,041
Otter Tail Corp.	68,364	5,164,217
PG&E Corp. (a)	2,468,168	30,432,511
Pinnacle West Capital Corp.	183,513	13,827,705
PNM Resources, Inc.	141,292	6,701,480
Portland General Electric Co. (b)	145,601	7,523,204
PPL Corp.	1,217,472	35,404,086
Southern Co.	1,739,498	134,063,111
Via Renewables, Inc. Class A,	22,429	191,319
Xcel Energy, Inc.	891,262	66,176,204
		1,187,903,997
Gas Utilities - 0.2%
Atmos Energy Corp.	226,589	25,690,661
Chesapeake Utilities Corp.	30,975	3,912,143
National Fuel Gas Co.	148,883	10,610,891
New Jersey Resources Corp.	159,211	7,027,574
Northwest Natural Holding Co.	55,478	2,641,308
ONE Gas, Inc.	87,728	6,866,471
RGC Resources, Inc.	11,687	249,751
South Jersey Industries, Inc.	187,289	6,339,733
Southwest Gas Corp.	108,002	8,407,956
Spire, Inc.	84,937	5,936,247
UGI Corp.	342,747	13,538,507
		91,221,242
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)	118,937	1,246,460
Clearway Energy, Inc.:
Class A	52,418	1,807,373
Class C	140,582	5,215,592
Montauk Renewables, Inc. (a)(b)	104,280	1,850,970
Ormat Technologies, Inc. (b)	70,556	6,595,575
Sunnova Energy International, Inc. (a)(b)	150,766	3,802,319
The AES Corp.	1,077,642	27,425,989
Vistra Corp.	726,566	17,982,509
		65,926,787
Multi-Utilities - 0.8%
Ameren Corp.	424,424	39,310,151
Avista Corp.	116,282	4,724,538
Black Hills Corp.	103,572	7,817,615
CenterPoint Energy, Inc.	1,017,375	32,077,834
CMS Energy Corp.	474,336	32,036,653
Consolidated Edison, Inc.	578,704	56,562,529
Dominion Energy, Inc.	1,330,037	108,797,027
DTE Energy Co.	318,455	41,507,425
NiSource, Inc.	652,330	19,250,258
NorthWestern Energy Corp.	87,272	4,623,671
Public Service Enterprise Group, Inc.	821,317	52,859,962
Sempra Energy	518,171	85,482,670
Unitil Corp.	25,972	1,352,881
WEC Energy Group, Inc.	518,645	53,493,045
		539,896,259
Water Utilities - 0.1%
American States Water Co.	60,151	4,990,728
American Water Works Co., Inc.	299,705	44,491,207
Artesian Resources Corp. Class A	15,316	836,713
Cadiz, Inc. (a)(b)	51,666	197,881
California Water Service Group	87,734	5,135,071
Consolidated Water Co., Inc.	22,720	368,064
Essential Utilities, Inc.	376,304	18,495,342
Global Water Resources, Inc.	17,742	241,646
Middlesex Water Co.	29,842	2,649,074
Pure Cycle Corp. (a)(b)	34,178	352,717
SJW Corp.	48,232	3,101,318
York Water Co.	26,043	1,145,111
		82,004,872
TOTAL UTILITIES		1,966,953,157
TOTAL COMMON STOCKS (Cost $39,589,965,156)		64,717,280,871

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (c) (Cost $2,077)	35,558	1,778

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $7,962,776)	8,000,000	7,900,657

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (f)	317	317
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	868,362,642	868,449,479
TOTAL MONEY MARKET FUNDS (Cost $868,419,210)		868,449,796

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $40,466,349,219)	65,593,633,102
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(739,247,890)
NET ASSETS - 100.0%	64,854,385,212

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	184	Sep 2022	16,970,320	1,098,582	1,098,582
CME E-mini S&P 500 Index Contracts (United States)	579	Sep 2022	114,540,675	5,160,374	5,160,374
CME E-mini S&P MidCap 400 Index Contracts (United States)	34	Sep 2022	8,263,020	502,991	502,991

TOTAL FUTURES CONTRACTS					6,761,947
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,844,511.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	105,050,927	1,400,804,858	1,505,855,469	680,933	-	1	317	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	922,424,338	2,383,514,767	2,437,489,626	10,957,186	-	-	868,449,479	2.5%
Total	1,027,475,265	3,784,319,625	3,943,345,095	11,638,119	-	1	868,449,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,961,917,764	4,961,879,016	-	38,748
Consumer Discretionary	7,432,275,405	7,432,271,458	-	3,947
Consumer Staples	3,996,619,024	3,996,611,313	7,711	-
Energy	3,067,988,916	3,067,988,916	-	-
Financials	7,531,423,962	7,531,423,962	-	-
Health Care	9,029,455,223	9,029,119,806	6	335,411
Industrials	5,726,953,743	5,726,953,703	-	40
Information Technology	16,906,577,404	16,906,575,626	-	1,778
Materials	1,827,774,366	1,827,774,366	-	-
Real Estate	2,269,343,685	2,269,343,685	-	-
Utilities	1,966,953,157	1,966,953,157	-	-

U.S. Government and Government Agency Obligations	7,900,657	-	7,900,657	-

Money Market Funds	868,449,796	868,449,796	-	-
Total Investments in Securities:	65,593,633,102	65,585,344,804	7,908,374	379,924
Derivative Instruments:

Assets
Futures Contracts	6,761,947	6,761,947	-	-
Total Assets	6,761,947	6,761,947	-	-
Total Derivative Instruments:	6,761,947	6,761,947	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,761,947	0
Total Equity Risk	6,761,947	0
Total Value of Derivatives	6,761,947	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $836,082,824) - See accompanying schedule:	$64,725,183,306
Unaffiliated issuers (cost $39,597,930,009)
Fidelity Central Funds (cost $868,419,210)	868,449,796

Total Investment in Securities (cost $40,466,349,219)		$65,593,633,102
Receivable for investments sold		33,027,951
Receivable for fund shares sold		26,126,965
Dividends receivable		96,553,240
Distributions receivable from Fidelity Central Funds		2,187,388
Other receivables		1,012,712
Total assets		65,752,541,358
Liabilities
Payable to custodian bank	$3,408,629
Payable for fund shares redeemed	16,743,405
Accrued management fee	853,510
Notes payable to affiliates	7,095,000
Payable for daily variation margin on futures contracts	867,932
Other payables and accrued expenses	979,260
Collateral on securities loaned	868,208,410
Total Liabilities		898,156,146
Net Assets		$64,854,385,212
Net Assets consist of:
Paid in capital		$39,713,626,491
Total accumulated earnings (loss)		25,140,758,721
Net Assets		$64,854,385,212
Net Asset Value , offering price and redemption price per share ($64,854,385,212 ÷ 586,215,177 shares)		$110.63

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$530,892,099
Interest		45,427
Income from Fidelity Central Funds (including $10,957,186 from security lending)		11,638,119
Total Income		542,575,645
Expenses
Management fee	$4,945,925
Independent trustees' fees and expenses	108,798
Total expenses before reductions	5,054,723
Expense reductions	(1,120)
Total expenses after reductions		5,053,603
Net Investment income (loss)		537,522,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,644,340
Futures contracts	(11,532,017)
Total net realized gain (loss)		16,112,323
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,466,142,264)
Fidelity Central Funds	1
Futures contracts	6,669,552
Total change in net unrealized appreciation (depreciation)		(7,459,472,711)
Net gain (loss)		(7,443,360,388)
Net increase (decrease) in net assets resulting from operations		$(6,905,838,346)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$537,522,042	$914,107,445
Net realized gain (loss)	16,112,323	220,110,781
Change in net unrealized appreciation (depreciation)	(7,459,472,711)	6,034,559,018
Net increase (decrease) in net assets resulting from operations	(6,905,838,346)	7,168,777,244
Distributions to shareholders	(103,901,409)	(871,074,643)
Share transactions
Proceeds from sales of shares	4,206,751,677	12,792,374,740
Reinvestment of distributions	93,025,466	779,440,230
Cost of shares redeemed	(3,723,495,917)	(8,465,837,461)
Net increase (decrease) in net assets resulting from share transactions	576,281,226	5,105,977,509
Total increase (decrease) in net assets	(6,433,458,529)	11,403,680,110

Net Assets
Beginning of period	71,287,843,741	59,884,163,631
End of period	$64,854,385,212	$71,287,843,741

Other Information
Shares
Sold	36,408,660	102,705,876
Issued in reinvestment of distributions	745,995	5,952,763
Redeemed	(32,463,032)	(67,608,808)
Net increase (decrease)	4,691,623	41,049,831

Fidelity® Total Market Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$122.59	$110.80	$83.06	$79.36	$77.42	$68.19
Income from Investment Operations
Net investment income (loss) B,C	.92	1.62	1.50	1.57	1.45	1.36
Net realized and unrealized gain (loss)	(12.70)	11.70	27.80	3.88	2.28	9.65
Total from investment operations	(11.78)	13.32	29.30	5.45	3.73	11.01
Distributions from net investment income	(.18)	(1.53)	(1.56)	(1.63)	(1.46)	(1.27)
Distributions from net realized gain	-	-	-	(.13)	(.34)	(.51)
Total distributions	(.18)	(1.53)	(1.56)	(1.75) D	(1.79) D	(1.78)
Net asset value, end of period	$110.63	$122.59	$110.80	$83.06	$79.36	$77.42
Total Return E,F	(9.63)%	11.94%	35.50%	6.77%	5.02%	16.25%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01% I,J	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01% I,J	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.01% I,J	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.59% J	1.29%	1.60%	1.84%	1.90%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$64,854,385	$71,287,844	$59,884,164	$45,985,996	$43,922,333	$6,114,864
Portfolio turnover rate K	1% J	3%	6% L	11% L	8%	2%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Extended Market Index Fund
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Blackstone, Inc.	1.1
Palo Alto Networks, Inc.	0.9
Uber Technologies, Inc.	0.8
Snowflake, Inc.	0.7
Airbnb, Inc. Class A	0.7
Marvell Technology, Inc.	0.7
Crowdstrike Holdings, Inc.	0.6
Cheniere Energy, Inc.	0.6
lululemon athletica, Inc.	0.6
Block, Inc. Class A	0.6
7.3

Market Sectors (% of Fund's net assets)

Information Technology	19.6
Financials	15.8
Industrials	13.9
Health Care	13.3
Consumer Discretionary	11.7
Real Estate	7.0
Energy	5.1
Materials	4.4
Communication Services	3.6
Consumer Staples	2.9
Utilities	2.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.5%

Fidelity® Extended Market Index Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	92,596	3,930,700
AST SpaceMobile, Inc. (a)(b)	198,514	2,386,138
ATN International, Inc.	50,765	2,378,340
Bandwidth, Inc. (a)	123,500	1,914,250
Charge Enterprises, Inc. (a)(b)	730,830	1,775,917
Cogent Communications Group, Inc.	217,913	11,603,867
Consolidated Communications Holdings, Inc. (a)	368,112	2,112,963
Cuentas, Inc. (a)(b)	9,624	8,336
EchoStar Holding Corp. Class A (a)(b)	194,018	3,571,871
Frontier Communications Parent, Inc. (a)(b)	1,050,393	27,058,124
Globalstar, Inc. (a)(b)	3,374,513	6,749,026
IDT Corp. Class B (a)	90,754	2,320,580
Iridium Communications, Inc. (a)	645,259	28,643,047
Liberty Global PLC:
Class A (a)	585,909	11,835,362
Class B (a)	299	6,028
Class C (a)	1,778,068	37,890,629
Liberty Latin America Ltd.:
Class A (a)	240,298	1,682,086
Class C (a)	747,064	5,207,036
Ooma, Inc. (a)	119,776	1,449,290
Radius Global Infrastructure, Inc. (a)(b)	362,541	4,992,190
Starry Group Holdings, Inc. Class A (a)(b)	511,730	1,151,393
		158,667,173
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,602,147	23,731,581
Ballantyne of Omaha, Inc. (a)	108,049	258,237
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	41,138	354,198
Cinedigm Corp. (a)(b)	844,591	456,164
Cinemark Holdings, Inc. (a)	534,201	7,521,550
CuriosityStream, Inc. Class A (a)(b)	185,844	315,935
Dolphin Entertainment, Inc. (a)(b)	42,583	178,849
Gaia, Inc. Class A (a)	92,950	306,735
Genius Brands International, Inc. (a)(b)	1,544,871	1,112,307
Golden Matrix Group, Inc. (a)(b)	59,130	221,738
Grom Social Enterprises, Inc. (a)	57,823	22,609
Lions Gate Entertainment Corp.:
Class A (a)	366,418	3,609,217
Class B (a)	555,769	5,185,325
LiveOne, Inc. (a)(b)	336,950	336,916
Madison Square Garden Entertainment Corp. (a)(b)	127,118	7,062,676
Madison Square Garden Sports Corp. (a)	84,052	13,471,014
Marcus Corp.	110,813	1,782,981
Motorsport Games, Inc. Class A (a)	18,764	11,983
Moving Image Technologies, Inc. (a)(b)	73,437	113,827
Playstudios, Inc. Class A (a)	404,763	1,465,242
Playtika Holding Corp. (a)	522,777	5,504,842
Reading International, Inc. Class A (a)	96,658	390,498
Reservoir Media, Inc. (a)(b)	174,763	1,144,698
Roku, Inc. Class A (a)	603,340	41,027,120
Sciplay Corp. (A Shares) (a)	128,363	1,564,745
Skillz, Inc. (a)(b)	1,316,189	1,750,531
Warner Music Group Corp. Class A	581,915	15,577,865
World Wrestling Entertainment, Inc. Class A (b)	218,032	14,828,356
		149,307,739
Interactive Media & Services - 1.0%
Angi, Inc. (a)(b)	393,463	1,597,460
Autoweb, Inc. (a)	45,867	17,796
Bumble, Inc. (a)	367,749	9,212,112
BuzzFeed, Inc. (a)(b)	107,998	167,397
CarGurus, Inc. Class A (a)	446,863	8,356,338
Cars.com, Inc. (a)	328,629	4,190,020
Creatd, Inc. (a)(b)	55,953	29,219
DHI Group, Inc. (a)	206,573	1,053,522
Eventbrite, Inc. (a)(b)	406,055	2,887,051
EverQuote, Inc. Class A (a)(b)	117,218	1,013,936
fuboTV, Inc. (a)(b)	949,033	3,435,499
IAC (a)	426,398	27,404,599
Izea Worldwide, Inc. (a)	292,509	249,890
Kubient, Inc. (a)(b)	56,295	72,058
Liberty TripAdvisor Holdings, Inc. (a)	382,593	459,112
MediaAlpha, Inc. Class A (a)	109,672	915,761
Nextdoor Holdings, Inc. (a)(b)	501,148	1,593,651
Outbrain, Inc. (a)(b)	54,105	238,603
Paltalk, Inc. (b)	16,172	28,786
Pinterest, Inc. Class A (a)	2,899,080	66,794,803
Professional Diversity Network, Inc. (a)(b)	32,687	24,188
QuinStreet, Inc. (a)	259,460	3,116,115
Shutterstock, Inc.	118,281	6,553,950
Snap, Inc. Class A (a)	5,504,547	59,889,471
Society Pass, Inc. (b)	22,204	41,966
Super League Gaming, Inc. (a)(b)	185,472	165,089
System1, Inc. (a)(b)	80,546	890,033
The Arena Group Holdings, Inc. (b)	58,296	613,274
Travelzoo, Inc. (a)(b)	35,573	207,391
TripAdvisor, Inc. (a)(b)	506,667	12,058,675
TrueCar, Inc. (a)	428,501	934,132
Vimeo, Inc. (a)	809,349	4,791,346
Vinco Ventures, Inc. (a)(b)	831,884	806,927
Wejo Group Ltd. (a)	215,436	243,443
Yelp, Inc. (a)	332,428	11,359,065
Zedge, Inc. (a)	63,369	179,334
Ziff Davis, Inc. (a)	239,695	18,523,630
ZipRecruiter, Inc. (a)	64,501	1,075,877
Zoominfo Technologies, Inc. (a)	1,524,692	69,251,511
		320,443,030
Media - 1.5%
AdTheorent Holding Co., Inc. Class A (a)(b)	258,204	681,659
Advantage Solutions, Inc. Class A (a)(b)	521,966	1,899,956
Altice U.S.A., Inc. Class A (a)	1,146,483	11,464,830
AMC Networks, Inc. Class A (a)	152,998	4,098,816
Audacy, Inc. Class A (a)	563,277	310,704
Beasley Broadcast Group, Inc. Class A (a)	103,983	126,859
Boston Omaha Corp. (a)(b)	93,356	2,504,741
Cable One, Inc.	24,741	28,081,035
Cardlytics, Inc. (a)	174,688	2,312,869
Cbdmd, Inc. (a)(b)	207,684	82,887
Clear Channel Outdoor Holdings, Inc. (a)	2,428,900	3,886,240
comScore, Inc. (a)(b)	410,267	894,382
Creative Realities, Inc. (a)(b)	128,206	83,911
Cumulus Media, Inc. (a)	88,978	829,275
Daily Journal Corp. (a)	4,370	1,141,444
DallasNews Corp.	24,249	193,992
Digital Media Solutions, Inc. Class A (a)(b)	83,733	108,016
Direct Digital Holdings, Inc. (a)	12,409	37,599
E.W. Scripps Co. Class A (a)	282,133	4,217,888
Emerald Holding, Inc. (a)	126,319	483,802
Entravision Communication Corp. Class A	287,642	1,461,221
Fluent, Inc. (a)	244,244	390,790
Gannett Co., Inc. (a)(b)	673,266	1,561,977
Gray Television, Inc.	443,052	8,462,293
Harte-Hanks, Inc. (a)	26,557	406,322
Hemisphere Media Group, Inc. (a)	102,395	748,507
IDW Media Holdings, Inc. Class B	17,754	32,312
iHeartMedia, Inc. (a)	569,283	5,038,155
Innovid Corp. (a)	339,759	1,246,916
Insignia Systems, Inc. (a)(b)	8,987	64,706
Integral Ad Science Holding Corp. (a)	89,759	729,741
John Wiley & Sons, Inc. Class A	223,256	10,276,474
Lee Enterprises, Inc. (a)	26,359	524,544
Liberty Broadband Corp.:
Class A (a)	17,858	1,800,444
Class C (a)	746,290	75,897,693
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	89,468	2,514,051
Liberty Braves Class C (a)	155,013	4,238,055
Liberty Formula One Group Series C (a)	1,113,520	70,908,954
Liberty Media Class A (a)	24,736	1,437,904
Liberty SiriusXM Series A (a)(b)	387,296	16,088,276
Liberty SiriusXM Series C (a)	806,623	33,361,927
Loyalty Ventures, Inc. (a)	96,031	202,625
Magnite, Inc. (a)	588,822	4,433,830
Marchex, Inc. Class B (a)	164,151	339,793
Mediaco Holding, Inc. (a)	11,191	32,566
Mobiquity Technologies, Inc. (a)(b)	3,607	5,771
National CineMedia, Inc. (b)	225,448	279,556
Nexstar Broadcasting Group, Inc. Class A	203,932	39,016,270
Nextplay Technologies, Inc. (a)(b)	377,196	100,560
PubMatic, Inc. (a)(b)	211,973	4,148,312
Saga Communications, Inc. Class A	25,724	715,899
Salem Communications Corp. Class A (a)	84,018	201,643
Scholastic Corp.	152,350	6,994,389
Sinclair Broadcast Group, Inc. Class A	222,651	4,918,361
Sirius XM Holdings, Inc. (b)	4,568,786	27,823,907
SPAR Group, Inc. (a)(b)	78,330	101,046
Stagwell, Inc. (a)	405,138	2,746,836
Stran & Co., Inc. (a)(b)	36,500	67,160
TechTarget, Inc. (a)	133,943	8,692,901
TEGNA, Inc.	1,106,218	23,673,065
The New York Times Co. Class A	842,315	25,682,184
Thryv Holdings, Inc. (a)	90,537	2,315,936
Townsquare Media, Inc. (a)	57,269	498,240
Troika Media Group, Inc. (a)(b)	45,005	31,711
Urban One, Inc.:
Class A (a)	29,683	162,069
Class D (non-vtg.) (a)	126,515	530,098
WideOpenWest, Inc. (a)	263,636	4,692,721
Xcel Brands, Inc. (a)(b)	41,415	46,385
		459,086,001
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	343,172	5,099,536
KORE Group Holdings, Inc. (a)(b)	162,118	484,733
NII Holdings, Inc. (a)(c)	487,940	126,864
Shenandoah Telecommunications Co.	251,679	5,609,925
Spok Holdings, Inc.	96,353	693,742
SurgePays, Inc. (a)(b)	44,656	188,002
Telephone & Data Systems, Inc.	493,327	8,026,430
U.S. Cellular Corp. (a)	75,725	2,164,978
		22,394,210
TOTAL COMMUNICATION SERVICES		1,109,898,153
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
Adient PLC (a)	480,152	15,941,046
American Axle & Manufacturing Holdings, Inc. (a)	567,326	5,871,824
Autoliv, Inc.	397,296	30,905,656
Cooper-Standard Holding, Inc. (a)(b)	92,334	722,975
Dana, Inc.	716,377	11,082,352
Dorman Products, Inc. (a)	143,659	13,022,688
Fox Factory Holding Corp. (a)	213,556	19,905,555
Garrett Motion, Inc. (a)(b)	297,004	2,046,358
Gentex Corp.	1,182,207	32,262,429
Gentherm, Inc. (a)	168,678	10,103,812
Holley, Inc. (a)(b)	192,916	1,093,834
Horizon Global Corp. (a)	112,335	167,379
LCI Industries	128,492	14,888,368
Lear Corp.	299,538	41,527,948
Luminar Technologies, Inc. (a)(b)	1,107,234	9,544,357
Modine Manufacturing Co. (a)	261,097	3,911,233
Motorcar Parts of America, Inc. (a)	97,500	1,448,850
Patrick Industries, Inc.	112,630	5,966,011
QuantumScape Corp. Class A (a)(b)	1,299,118	14,329,272
Solid Power, Inc. (a)	562,798	3,703,211
Standard Motor Products, Inc.	95,517	3,505,474
Stoneridge, Inc. (a)	139,936	2,658,784
Strattec Security Corp. (a)	19,462	531,313
Superior Industries International, Inc. (a)	138,817	691,309
Sypris Solutions, Inc. (a)(b)	63,996	122,872
Tenneco, Inc. (a)	382,664	7,217,043
The Goodyear Tire & Rubber Co. (a)	1,424,373	19,983,953
Unique Fabricating, Inc. (a)(b)	27,077	20,308
Visteon Corp. (a)	141,079	16,905,497
Worksport Ltd. (a)(b)	97,706	208,114
XL Fleet Corp. (Class A) (a)(b)	447,329	501,008
XPEL, Inc. (a)	84,162	5,767,622
		296,558,455
Automobiles - 0.5%
Arcimoto, Inc. (a)(b)	159,972	350,339
AYRO, Inc. (a)(b)	119,532	106,455
Canoo, Inc. (a)(b)	736,470	2,349,339
Faraday Future Intelligent Electric, Inc. (a)(b)	798,298	894,094
Fisker, Inc. (a)(b)	724,464	6,541,910
Harley-Davidson, Inc.	741,868	28,613,849
Lordstown Motors Corp. Class A (a)(b)	632,932	1,354,474
Lucid Group, Inc. Class A (a)(b)	2,856,866	43,824,324
Mullen Automotive, Inc. (a)(b)	1,219,600	813,473
Rivian Automotive, Inc.	806,995	26,396,806
Thor Industries, Inc. (b)	278,881	22,592,150
Volcon, Inc. (b)	73,763	224,240
Winnebago Industries, Inc. (b)	164,895	9,494,654
Workhorse Group, Inc. (a)(b)	793,375	2,483,264
		146,039,371
Distributors - 0.0%
Amcon Distributing Co.	1,008	196,550
Educational Development Corp.	33,347	105,710
Funko, Inc. (a)	137,784	3,068,450
Kaival Brands Innovations Group, Inc. (a)(b)	69,923	90,900
Weyco Group, Inc.	34,972	895,283
		4,356,893
Diversified Consumer Services - 0.8%
2U, Inc. (a)	386,796	2,753,988
ADT, Inc.	1,165,239	8,494,592
Adtalem Global Education, Inc. (a)	227,136	8,560,756
American Public Education, Inc. (a)	97,523	1,007,413
Amesite, Inc. (a)(b)	81,397	32,559
Aspen Group, Inc. (a)	110,439	88,572
Bright Horizons Family Solutions, Inc. (a)	301,192	20,541,294
Carriage Services, Inc.	68,654	2,431,038
Chegg, Inc. (a)	641,032	12,615,510
Coursera, Inc. (a)	428,261	4,925,002
Duolingo, Inc. (a)(b)	103,491	9,730,224
European Wax Center, Inc. (b)	87,156	1,885,184
Frontdoor, Inc. (a)	414,605	9,734,925
Graham Holdings Co.	19,889	11,245,837
Grand Canyon Education, Inc. (a)	163,052	13,269,172
H&R Block, Inc.	805,584	36,251,280
Laureate Education, Inc. Class A	705,231	7,771,646
Lincoln Educational Services Corp. (a)	122,211	794,372
Mister Car Wash, Inc. (a)(b)	200,237	1,984,349
Nerdy, Inc. Class A (a)(b)	290,308	888,342
OneSpaWorld Holdings Ltd. (a)	309,873	2,729,981
Perdoceo Education Corp. (a)	351,947	4,075,546
PowerSchool Holdings, Inc. (a)(b)	215,723	3,883,014
Regis Corp. (a)(b)	209,856	293,798
Rover Group, Inc. Class A (a)(b)	406,744	1,549,695
Service Corp. International	801,363	49,452,111
StoneMor, Inc. (a)	123,953	426,398
Strategic Education, Inc.	116,405	7,531,404
Stride, Inc. (a)	216,133	8,243,313
Terminix Global Holdings, Inc. (a)	613,755	26,176,651
The Beachbody Co., Inc. (a)(b)	543,375	630,315
Udemy, Inc.	80,259	1,192,649
Universal Technical Institute, Inc. (a)	167,413	1,148,453
Vivint Smart Home, Inc. Class A (a)	200,104	1,252,651
WW International, Inc. (a)	277,427	1,448,169
Xpresspa Group, Inc. (a)(b)	605,858	630,092
Zovio, Inc. (a)	148,712	38,963
		265,709,258
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc. (a)	285,047	2,682,292
Airbnb, Inc. Class A (a)	1,928,121	218,109,048
Allied Esports Entertainment, Inc. (a)	91,636	137,454
ARAMARK Holdings Corp.	1,295,108	46,248,307
Ark Restaurants Corp.	10,363	204,255
Bally's Corp. (a)(b)	131,566	3,116,799
BBQ Holdings, Inc. (a)	51,624	887,417
Biglari Holdings, Inc.:
Class A (a)	350	231,000
Class B (a)	4,661	628,582
BJ's Restaurants, Inc. (a)	117,784	2,954,023
Bloomin' Brands, Inc.	407,979	8,249,335
Bluegreen Vacations Holding Corp. Class A	63,776	1,329,092
Bowlero Corp. Class A (a)(b)	215,524	2,547,494
Boyd Gaming Corp.	402,402	21,902,741
Brinker International, Inc. (a)	221,334	5,424,896
BurgerFi International, Inc. (a)	60,554	182,268
Canterbury Park Holding Co.	13,576	298,672
Carrols Restaurant Group, Inc.	205,108	451,238
Century Casinos, Inc. (a)	138,238	1,018,814
Choice Hotels International, Inc.	165,810	19,020,065
Churchill Downs, Inc.	172,563	34,010,442
Chuy's Holdings, Inc. (a)	95,686	2,136,668
Cracker Barrel Old Country Store, Inc. (b)	117,737	12,708,532
Dave & Buster's Entertainment, Inc. (a)	194,434	8,037,902
Denny's Corp. (a)	308,360	2,914,002
Dine Brands Global, Inc.	84,077	5,599,528
Draftkings Holdings, Inc. (a)(b)	1,800,369	28,913,926
Drive Shack, Inc. (a)(b)	464,681	501,855
Dutch Bros, Inc. (b)	139,078	5,076,347
Ebet, Inc. (a)(b)	11,054	20,560
El Pollo Loco Holdings, Inc. (a)	106,097	960,178
Elys Game Technology Corp. (a)(b)	28,618	15,946
Esports Entertainment Group, Inc. (a)(b)	110,717	53,089
Everi Holdings, Inc. (a)	466,891	8,637,484
F45 Training Holdings, Inc. (a)	115,891	289,728
FAT Brands, Inc.:
Class A	11,896	100,759
Class B	16,716	137,573
Fiesta Restaurant Group, Inc. (a)	94,008	627,033
First Watch Restaurant Group, Inc.	53,478	896,826
Flanigans Enterprises, Inc. (b)	5,292	136,004
Full House Resorts, Inc. (a)	169,294	1,141,042
GAN Ltd. (a)	227,348	586,558
Golden Entertainment, Inc. (a)(b)	103,067	3,943,343
Good Times Restaurants, Inc. (a)	49,578	145,759
Hall of Fame Resort & Entertainment Co. (a)(b)	301,562	240,254
Hilton Grand Vacations, Inc. (a)	449,146	18,316,174
Hyatt Hotels Corp. Class A (a)	257,861	23,109,503
Inspirato, Inc. (a)	114,810	320,320
Inspired Entertainment, Inc. (a)	130,968	1,371,235
Jack in the Box, Inc.	106,457	8,501,656
Krispy Kreme, Inc. (b)	150,652	1,770,161
Kura Sushi U.S.A., Inc. Class A (a)	21,663	1,619,526
Life Time Group Holdings, Inc. (b)	195,623	2,318,133
Light & Wonder, Inc. Class A (a)	484,307	23,842,434
Lindblad Expeditions Holdings (a)	156,839	1,212,365
Lottery.Com, Inc. (a)(b)	175,095	62,351
Marriott Vacations Worldwide Corp.	208,460	29,688,873
Membership Collective Group, Inc. Class A (a)(b)	159,549	904,643
Monarch Casino & Resort, Inc. (a)	67,607	4,082,787
Muscle Maker, Inc. (a)	60,875	25,872
Nathan's Famous, Inc.	15,544	1,010,360
Noodles & Co. (a)	196,915	935,346
Papa John's International, Inc.	160,881	13,004,011
Planet Fitness, Inc. (a)	428,030	28,999,033
Playa Hotels & Resorts NV (a)	688,884	4,519,079
PlayAGS, Inc. (a)	144,775	1,065,544
Portillo's, Inc. (b)	148,936	3,279,571
Potbelly Corp. (a)	127,849	695,499
Rave Restaurant Group, Inc. (a)	98,233	116,897
RCI Hospitality Holdings, Inc.	40,243	2,624,246
Red Robin Gourmet Burgers, Inc. (a)(b)	85,049	631,914
Red Rock Resorts, Inc. (b)	265,848	10,160,711
Rush Street Interactive, Inc. (a)	289,063	1,399,065
Ruth's Hospitality Group, Inc.	154,262	2,810,654
SeaWorld Entertainment, Inc. (a)	238,365	11,977,841
Shake Shack, Inc. Class A (a)	197,539	9,414,709
Six Flags Entertainment Corp. (a)(b)	393,183	8,709,003
Sonder Holdings, Inc. (a)(b)	597,299	1,110,976
Sweetgreen, Inc. Class A	67,439	1,140,393
Target Hospitality Corp. (a)(b)	128,030	1,701,519
Texas Roadhouse, Inc. Class A	340,902	30,258,462
The Cheesecake Factory, Inc. (b)	250,170	7,660,205
The ONE Group Hospitality, Inc. (a)	126,779	905,202
Travel+Leisure Co.	432,172	18,324,093
Vacasa, Inc. Class A (a)	478,072	1,912,288
Vail Resorts, Inc.	204,466	45,939,421
Wendy's Co.	860,422	16,502,894
Wingstop, Inc.	151,452	17,244,325
Wyndham Hotels & Resorts, Inc.	463,107	30,259,411
Xponential Fitness, Inc. (a)	69,260	1,269,536
		846,183,371
Household Durables - 1.0%
Aterian, Inc. (a)(b)	256,653	585,169
Bassett Furniture Industries, Inc.	47,178	899,213
Beazer Homes U.S.A., Inc. (a)	150,762	2,146,851
Cavco Industries, Inc. (a)	43,415	10,159,544
Century Communities, Inc.	147,759	6,898,868
Cricut, Inc. (a)(b)	217,972	1,360,145
Dixie Group, Inc. (a)	66,738	75,414
Dream Finders Homes, Inc. (a)(b)	101,453	1,252,945
Emerson Radio Corp. (a)	23,862	15,534
Ethan Allen Interiors, Inc.	109,597	2,605,121
Flexsteel Industries, Inc.	27,032	472,790
GoPro, Inc. Class A (a)	659,222	4,014,662
Green Brick Partners, Inc. (a)(b)	231,791	5,646,429
Hamilton Beach Brands Holding Co. Class A	38,454	474,907
Harbor Custom Development, Inc. (a)(b)	65,638	74,171
Helen of Troy Ltd. (a)	120,574	14,906,564
Hooker Furnishings Corp.	59,954	951,470
Hovnanian Enterprises, Inc. Class A (a)	24,821	995,074
Installed Building Products, Inc.	117,616	10,651,305
iRobot Corp. (a)(b)	136,283	8,024,343
KB Home	435,715	12,483,235
Koss Corp. (a)(b)	33,494	262,258
La-Z-Boy, Inc.	219,341	5,788,409
Landsea Homes Corp. (a)	72,411	485,154
Legacy Housing Corp. (a)	55,443	947,521
Leggett & Platt, Inc.	674,307	25,772,014
LGI Homes, Inc. (a)(b)	106,132	10,072,988
Lifetime Brands, Inc.	61,002	544,138
Live Ventures, Inc. (a)	8,123	204,537
Lovesac (a)	68,137	2,102,026
M.D.C. Holdings, Inc.	288,263	8,959,214
M/I Homes, Inc. (a)	143,058	6,185,828
Meritage Homes Corp. (a)	185,567	14,539,174
Nova LifeStyle, Inc. (a)	18,847	14,324
Purple Innovation, Inc. (a)(b)	363,970	1,040,954
Skyline Champion Corp. (a)	268,165	15,196,911
Snap One Holdings Corp. (a)	73,281	820,014
Sonos, Inc. (a)	647,679	9,741,092
Taylor Morrison Home Corp. (a)	604,005	15,166,566
Tempur Sealy International, Inc.	884,513	22,121,670
Toll Brothers, Inc.	556,541	24,370,930
TopBuild Corp. (a)	165,669	30,443,335
Traeger, Inc. (a)	131,714	347,725
TRI Pointe Homes, Inc. (a)	520,250	9,015,933
Tupperware Brands Corp. (a)(b)	231,016	2,596,620
Universal Electronics, Inc. (a)	63,869	1,419,808
Vizio Holding Corp. (a)	186,468	1,998,937
VOXX International Corp. (a)(b)	81,702	787,607
Vuzix Corp. (a)(b)	300,126	2,253,946
Weber, Inc. (b)	96,732	694,536
ZAGG, Inc. rights (a)(c)	138,785	12,491
		298,600,414
Internet & Direct Marketing Retail - 1.3%
1-800-FLOWERS.com, Inc. Class A (a)	144,213	1,251,769
1stDibs.com, Inc. (a)	32,527	220,208
BARK, Inc. (a)	399,764	927,452
Boxed, Inc. Class A (a)	251,637	266,735
CarParts.com, Inc. (a)(b)	241,510	1,564,985
Chewy, Inc. (a)(b)	459,308	15,768,044
ContextLogic, Inc. (a)(b)	1,758,561	2,286,129
Digital Brands Group, Inc. (a)(b)	13,186	1,797
Doordash, Inc. (a)	840,513	50,346,729
Duluth Holdings, Inc. (a)(b)	65,598	581,854
Groupon, Inc. (a)(b)	108,871	1,078,912
iMedia Brands, Inc. (a)(b)	73,178	73,544
iPower, Inc. (a)(b)	15,769	16,400
Kidpik Corp. (b)	17,334	36,401
Lands' End, Inc. (a)(b)	66,380	917,372
Liquidity Services, Inc. (a)	136,469	2,386,843
Lulu's Fashion Lounge Holdings, Inc. (b)	28,545	182,117
Lyft, Inc. (a)	1,531,872	22,564,475
Overstock.com, Inc. (a)(b)	214,383	5,595,396
PARTS iD, Inc. (a)(b)	15,012	19,681
PetMed Express, Inc.	103,042	2,119,574
Polished.Com, Inc. (a)(b)	575,876	404,323
Porch Group, Inc. Class A (a)(b)	423,801	911,172
Poshmark, Inc. (a)	211,335	2,286,645
Quotient Technology, Inc. (a)(b)	435,914	810,800
Qurate Retail, Inc. (b)	10,349	114,667
Qurate Retail, Inc. Series A	1,719,742	5,331,200
Remark Holdings, Inc. (a)(b)	529,587	210,829
Rent the Runway, Inc. Class A (b)	92,317	410,811
Revolve Group, Inc. (a)(b)	204,455	4,802,648
RumbleON, Inc. Class B (a)	48,883	1,068,094
Stitch Fix, Inc. (a)(b)	423,980	2,128,380
The RealReal, Inc. (a)	419,320	897,345
thredUP, Inc. (a)(b)	303,088	730,442
Trxade Health, Inc. (a)(b)	24,550	27,987
Uber Technologies, Inc. (a)	8,523,949	245,148,773
Vivid Seats, Inc. Class A (b)	117,068	947,080
Waitr Holdings, Inc. (a)(b)	530,764	136,778
Wayfair LLC Class A (a)(b)	402,724	21,227,582
Xometry, Inc. (a)(b)	49,606	2,431,190
		398,233,163
Leisure Products - 0.6%
Acushnet Holdings Corp.	171,887	8,190,416
American Outdoor Brands, Inc. (a)(b)	68,069	584,713
AMMO, Inc. (a)(b)	448,744	1,709,715
Brunswick Corp.	382,363	28,566,340
Callaway Golf Co. (a)(b)	586,110	12,970,614
Clarus Corp. (b)	135,247	2,051,697
Escalade, Inc.	50,326	589,317
JAKKS Pacific, Inc. (a)	37,263	834,691
Johnson Outdoors, Inc. Class A	36,990	2,261,569
Latham Group, Inc. (a)	160,394	915,850
Malibu Boats, Inc. Class A (a)	104,046	6,245,881
Marine Products Corp.	46,979	466,501
MasterCraft Boat Holdings, Inc. (a)	92,925	2,238,563
Mattel, Inc. (a)(b)	1,776,038	39,285,961
Nautilus, Inc. (a)	175,876	355,270
Peloton Interactive, Inc. Class A (a)(b)	1,549,886	15,793,338
Polaris, Inc.	282,221	31,967,173
Smith & Wesson Brands, Inc.	234,589	3,120,034
Solo Brands, Inc. Class A (b)	70,905	294,256
Sturm, Ruger & Co., Inc.	89,349	4,668,485
Vista Outdoor, Inc. (a)	284,696	8,005,652
YETI Holdings, Inc. (a)	435,782	16,075,998
		187,192,034
Multiline Retail - 0.3%
Big Lots, Inc.	142,695	2,935,236
Dillard's, Inc. Class A (b)	18,465	5,470,072
Franchise Group, Inc.	137,450	4,658,181
Kohl's Corp.	649,265	18,452,111
Macy's, Inc.	1,441,671	24,969,742
Nordstrom, Inc.	561,658	9,609,968
Ollie's Bargain Outlet Holdings, Inc. (a)	296,347	16,390,953
Tuesday Morning Corp. (a)(b)	300,685	108,698
		82,594,961
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	252,301	3,630,611
Academy Sports & Outdoors, Inc.	432,192	18,618,831
America's Car Mart, Inc. (a)	30,097	2,426,119
American Eagle Outfitters, Inc.	781,975	8,805,039
Arhaus, Inc. (b)	64,975	556,186
Arko Corp.	331,486	3,159,062
Asbury Automotive Group, Inc. (a)	111,768	19,501,281
AutoNation, Inc. (a)	179,902	22,415,789
Barnes & Noble Education, Inc. (a)	203,641	521,321
Bed Bath & Beyond, Inc. (a)(b)	402,235	3,833,300
Big 5 Sporting Goods Corp. (b)	109,941	1,345,678
Boot Barn Holdings, Inc. (a)	150,438	10,022,180
Brilliant Earth Group, Inc. Class A	47,945	354,793
Build-A-Bear Workshop, Inc.	75,036	1,149,552
Burlington Stores, Inc. (a)	333,830	46,799,628
Caleres, Inc.	192,184	4,904,536
Camping World Holdings, Inc. (b)	191,893	5,779,817
CarLotz, Inc. Class A (a)(b)	414,202	165,681
Carvana Co. Class A (a)(b)	503,660	16,615,743
Chico's FAS, Inc. (a)	639,699	3,633,490
Citi Trends, Inc. (a)	44,911	907,202
Conn's, Inc. (a)(b)	76,959	739,576
Designer Brands, Inc. Class A	302,579	5,161,998
Destination XL Group, Inc. (a)(b)	185,187	1,020,380
Dick's Sporting Goods, Inc.	293,465	31,215,872
Envela Corp. (a)(b)	42,457	308,238
EVgo, Inc. Class A (a)(b)	347,483	3,297,614
Express, Inc. (a)(b)	354,587	538,972
Five Below, Inc. (a)	277,750	35,518,670
Floor & Decor Holdings, Inc. Class A (a)	534,054	43,450,633
Foot Locker, Inc.	416,054	15,327,429
GameStop Corp. Class A (b)	1,246,843	35,709,584
Gap, Inc. (b)	1,071,648	9,794,863
Genesco, Inc. (a)	65,598	3,711,535
Group 1 Automotive, Inc.	83,891	14,982,094
GrowGeneration Corp. (a)(b)	267,481	1,270,535
Guess?, Inc.	179,791	3,140,949
Haverty Furniture Companies, Inc.	70,776	1,898,212
Hibbett, Inc.	61,310	3,592,766
J.Jill, Inc. (a)	22,669	367,238
JOANN, Inc.	62,898	446,576
Kirkland's, Inc. (a)(b)	68,190	278,215
Lazydays Holdings, Inc. (a)(b)	47,997	790,031
Leslie's, Inc. (a)(b)	696,338	9,874,073
Lithia Motors, Inc. Class A (sub. vtg.)	145,672	38,667,176
LL Flooring Holdings, Inc. (a)	147,660	1,201,952
MarineMax, Inc. (a)	109,355	3,973,961
Monro, Inc.	170,186	7,881,314
Murphy U.S.A., Inc.	111,941	32,481,920
National Vision Holdings, Inc. (a)(b)	410,785	13,650,386
OneWater Marine, Inc. Class A (a)	58,603	2,335,330
Party City Holdco, Inc. (a)(b)	544,042	1,071,763
Penske Automotive Group, Inc.	149,164	17,587,927
Petco Health & Wellness Co., Inc. (a)(b)	414,701	6,187,339
Rent-A-Center, Inc.	271,447	7,014,190
RH (a)	88,891	22,748,096
Sally Beauty Holdings, Inc. (a)	541,531	8,057,981
Shift Technologies, Inc. Class A (a)(b)	338,706	287,900
Shoe Carnival, Inc. (b)	85,972	2,045,274
Signet Jewelers Ltd. (b)	240,691	15,733,971
Sleep Number Corp. (a)(b)	111,821	4,632,744
Sonic Automotive, Inc. Class A (sub. vtg.)	98,365	5,232,034
Sportsman's Warehouse Holdings, Inc. (a)	227,332	1,809,563
The Aaron's Co., Inc.	157,029	1,868,645
The Buckle, Inc.	148,415	4,790,836
The Cato Corp. Class A (sub. vtg.)	87,127	941,843
The Children's Place, Inc. (a)(b)	64,539	2,722,255
The Container Store Group, Inc. (a)	164,970	1,118,497
The ODP Corp. (a)	220,410	7,879,658
Tile Shop Holdings, Inc.	162,858	638,403
Tilly's, Inc.	114,696	860,220
Torrid Holdings, Inc. (a)(b)	63,066	353,800
TravelCenters of America LLC (a)	63,526	3,435,486
Urban Outfitters, Inc. (a)(b)	325,438	6,551,067
Victoria's Secret & Co. (a)	344,243	11,511,486
Volta, Inc. (a)(b)	688,607	1,473,619
Vroom, Inc. (a)(b)	661,414	1,078,105
Warby Parker, Inc. (a)(b)	51,940	652,886
Williams-Sonoma, Inc. (b)	353,751	52,620,461
Winmark Corp.	14,992	3,093,899
Zumiez, Inc. (a)(b)	82,889	2,151,798
		693,925,677
Textiles, Apparel & Luxury Goods - 1.4%
Allbirds, Inc. Class A (b)	471,666	1,938,547
Capri Holdings Ltd. (a)	741,510	34,984,442
Carter's, Inc.	203,962	15,062,594
Charles & Colvard Ltd. (a)	137,585	174,733
Columbia Sportswear Co.	167,571	11,937,758
Crocs, Inc. (a)	311,643	22,968,089
Crown Crafts, Inc.	21,797	132,962
Culp, Inc.	47,992	220,763
Deckers Outdoor Corp. (a)	137,431	44,193,687
Delta Apparel, Inc. (a)	30,838	579,138
Forward Industries, Inc. (NY Shares) (a)(b)	23,724	37,247
Fossil Group, Inc. (a)	234,521	992,024
G-III Apparel Group Ltd. (a)	219,400	4,622,758
Hanesbrands, Inc. (b)	1,759,853	15,328,320
Jerash Holdings U.S., Inc.	22,743	122,130
Kontoor Brands, Inc.	237,138	8,828,648
Lakeland Industries, Inc. (a)(b)	42,663	575,951
Levi Strauss & Co. Class A (b)	488,568	8,251,914
lululemon athletica, Inc. (a)	587,765	176,305,989
Movado Group, Inc.	81,689	2,605,062
Oxford Industries, Inc.	77,266	8,246,600
PLBY Group, Inc. (a)(b)	116,884	525,978
Rocky Brands, Inc.	35,816	935,872
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	681,715	25,768,827
Steven Madden Ltd.	382,638	11,138,592
Superior Group of Companies, Inc.	51,609	573,376
Toughbuilt Industries, Inc. (a)	4,468	13,136
Under Armour, Inc.:
Class A (sub. vtg.) (a)	937,248	7,891,628
Class C (non-vtg.) (a)	1,040,571	7,897,934
Unifi, Inc. (a)	68,706	780,500
Vera Bradley, Inc. (a)	132,684	525,429
Vince Holding Corp. (a)	16,662	119,133
Wolverine World Wide, Inc.	411,624	8,043,133
		422,322,894
TOTAL CONSUMER DISCRETIONARY		3,641,716,491
CONSUMER STAPLES - 2.9%
Beverages - 0.2%
Alkaline Water Co., Inc. (a)(b)	508,168	280,712
Boston Beer Co., Inc. Class A (a)	47,772	16,102,986
Celsius Holdings, Inc. (a)(b)	194,151	20,092,687
Coca-Cola Bottling Co. Consolidated	23,273	11,039,082
Duckhorn Portfolio, Inc. (a)	160,302	2,923,908
Eastside Distilling, Inc. (a)(b)	64,681	30,400
MGP Ingredients, Inc.	63,644	6,966,472
National Beverage Corp. (b)	117,867	6,536,904
REED'S, Inc. (a)(b)	410,048	86,110
Splash Beverage Group, Inc. (a)(b)	131,964	244,133
The Vita Coco Co., Inc.	58,643	879,059
Vintage Wine Estates, Inc. (a)(b)	149,169	881,589
Willamette Valley Vineyards, Inc. (a)	13,587	87,636
Zevia PBC (a)(b)	72,718	322,141
		66,473,819
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	538,580	14,816,336
Andersons, Inc.	159,227	5,896,176
BJ's Wholesale Club Holdings, Inc. (a)	679,472	50,613,869
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	89,331	20,848
warrants 11/4/28 (a)	89,331	8,854
warrants 11/4/28 (a)	89,331	4,003
Class A (a)(b)	153,174	889,941
Casey's General Stores, Inc.	186,623	39,894,399
Chefs' Warehouse Holdings (a)	167,152	5,572,848
Grocery Outlet Holding Corp. (a)	444,618	17,838,074
HF Foods Group, Inc. (a)	175,889	895,275
Ingles Markets, Inc. Class A	73,229	6,409,734
MedAvail Holdings, Inc. (a)(b)	111,193	128,984
Natural Grocers by Vitamin Cottage, Inc.	49,153	705,837
Performance Food Group Co. (a)	779,956	38,982,201
PriceSmart, Inc.	121,101	7,662,060
Rite Aid Corp. (a)(b)	280,737	2,015,692
SpartanNash Co.	179,330	5,457,012
Sprouts Farmers Market LLC (a)	550,458	15,908,236
U.S. Foods Holding Corp. (a)	1,123,344	34,396,793
United Natural Foods, Inc. (a)	294,767	12,993,329
Village Super Market, Inc. Class A	44,428	976,527
Weis Markets, Inc.	83,990	6,526,863
		268,613,891
Food Products - 1.3%
Alico, Inc.	24,016	815,343
AppHarvest, Inc. (a)	329,007	947,540
Arcadia Biosciences, Inc. (a)(b)	122,559	106,933
B&G Foods, Inc. Class A (b)	352,537	7,635,951
Barfresh Food Group, Inc. (a)	24,395	84,895
Benson Hill, Inc. (a)(b)	668,705	2,373,903
Better Choice Co., Inc. (a)	94,932	172,776
Beyond Meat, Inc. (a)(b)	307,164	7,494,802
Blue Star Foods Corp. (b)	51,390	59,099
BRC, Inc. Class A (a)(b)	157,758	1,538,141
Bridgford Foods Corp. (a)	698	10,051
Bunge Ltd.	766,461	76,009,937
Cal-Maine Foods, Inc.	189,325	10,149,713
Calavo Growers, Inc.	89,953	3,781,624
Coffee Holding Co., Inc.	28,901	78,322
Darling Ingredients, Inc. (a)	814,260	61,932,616
Farmer Brothers Co. (a)	92,045	516,372
Flowers Foods, Inc.	1,000,994	27,327,136
Fresh Del Monte Produce, Inc.	172,433	4,714,318
Freshpet, Inc. (a)	242,496	10,555,851
Hostess Brands, Inc. Class A (a)	696,490	16,144,638
Ingredion, Inc.	333,277	29,018,428
J&J Snack Foods Corp.	75,271	11,217,637
John B. Sanfilippo & Son, Inc.	45,294	3,656,585
Laird Superfood, Inc. (a)	19,577	49,334
Lancaster Colony Corp.	98,926	16,673,977
Landec Corp. (a)	136,427	1,432,484
Lifeway Foods, Inc. (a)(b)	26,597	166,231
Limoneira Co.	78,888	967,167
Local Bounti Corp. (a)(b)	165,637	616,170
Mission Produce, Inc. (a)	187,860	3,024,546
Nuzee, Inc. (a)	58,694	43,011
Pilgrim's Pride Corp. (a)	242,721	6,910,267
Post Holdings, Inc. (a)	281,561	24,991,354
RiceBran Technologies (a)(b)	19,059	44,026
Rocky Mountain Chocolate Factory, Inc. (a)	28,051	186,820
S&W Seed Co. (a)(b)	103,340	132,275
Seaboard Corp.	1,309	5,055,803
Seneca Foods Corp. Class A (a)	34,924	1,845,035
Sovos Brands, Inc.	122,985	1,877,981
Stryve Foods, Inc. (a)(b)	41,006	26,666
Tattooed Chef, Inc. (a)(b)	240,045	1,598,700
The Hain Celestial Group, Inc. (a)	456,107	9,240,728
The Real Good Food Co., Inc.	11,585	82,601
The Simply Good Foods Co. (a)	446,751	13,648,243
Tootsie Roll Industries, Inc.	90,263	3,234,123
TreeHouse Foods, Inc. (a)	285,254	13,292,836
Utz Brands, Inc. Class A (b)	332,117	5,533,069
Vital Farms, Inc. (a)(b)	127,328	1,648,898
Whole Earth Brands, Inc. Class A (a)	205,631	1,050,774
		389,715,730
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,811	351,735
Central Garden & Pet Co. Class A (non-vtg.) (a)	240,658	9,087,246
Energizer Holdings, Inc.	329,006	9,245,069
Oil-Dri Corp. of America	26,534	732,073
Reynolds Consumer Products, Inc.	282,710	7,896,090
Spectrum Brands Holdings, Inc.	207,116	13,046,237
WD-40 Co.	69,564	13,158,726
		53,517,176
Personal Products - 0.3%
BellRing Brands, Inc. (a)	620,849	14,707,913
Coty, Inc. Class A (a)	1,718,334	12,904,688
Cyanotech Corp. (a)	22,872	54,207
Edgewell Personal Care Co.	267,059	10,404,619
elf Beauty, Inc. (a)	236,507	9,018,012
Guardion Health Sciences, Inc. (a)(b)	98,328	14,828
Herbalife Nutrition Ltd. (a)	482,767	12,595,391
Inter Parfums, Inc.	89,815	7,052,274
Jupiter Wellness, Inc. (a)(b)	52,808	44,375
Lifemd, Inc. (a)(b)	112,823	289,955
LifeVantage Corp.	65,746	261,669
Mannatech, Inc.	4,396	102,735
MediFast, Inc.	58,295	7,314,857
Natural Alternatives International, Inc. (a)	22,019	255,641
Natural Health Trends Corp.	33,839	178,332
Nature's Sunshine Products, Inc. (a)	58,881	571,146
Newage, Inc. (a)(b)	733,249	168,647
Nu Skin Enterprises, Inc. Class A	252,959	10,356,141
Olaplex Holdings, Inc. (b)	357,986	4,768,374
The Beauty Health Co. (a)	488,477	5,666,333
The Honest Co., Inc. (a)	141,751	511,721
Thorne HealthTech, Inc. (b)	30,545	142,951
United-Guardian, Inc.	15,532	245,406
USANA Health Sciences, Inc. (a)	56,076	3,618,024
Veru, Inc. (a)(b)	303,851	4,648,920
Zivo Bioscience, Inc. (a)(b)	301,674	1,131,278
		107,028,437
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	865,151	1,159,302
Turning Point Brands, Inc.	71,462	1,666,494
Universal Corp.	124,430	6,350,907
Vector Group Ltd.	657,664	6,445,107
		15,621,810
TOTAL CONSUMER STAPLES		900,970,863
ENERGY - 5.1%
Energy Equipment & Services - 0.8%
Archrock, Inc.	691,931	5,113,370
Bristow Group, Inc. (a)	117,231	3,400,871
Cactus, Inc.	308,127	12,309,674
Championx Corp.	1,018,499	22,213,463
Core Laboratories NV (b)	239,436	3,866,891
Diamond Offshore Drilling, Inc. (a)	439,356	3,123,821
DMC Global, Inc. (a)	100,280	2,238,250
Dril-Quip, Inc. (a)	173,939	3,849,270
Energy Services of America Corp. (a)	47,101	147,426
ENGlobal Corp. (a)(b)	109,747	179,985
Enservco Corp. (a)(b)	70,154	115,053
Expro Group Holdings NV (a)(b)	155,016	2,095,816
Exterran Corp. (a)	128,543	631,146
Forum Energy Technologies, Inc. (a)(b)	23,879	641,868
Geospace Technologies Corp. (a)	67,123	333,601
Gulf Island Fabrication, Inc. (a)	52,214	212,511
Helix Energy Solutions Group, Inc. (a)(b)	715,414	3,090,588
Helmerich & Payne, Inc.	531,167	22,707,389
Independence Contract Drilling, Inc. (a)(b)	58,141	186,051
KLX Energy Services Holdings, Inc. (a)(b)	39,547	300,557
Liberty Oilfield Services, Inc. Class A (a)	551,770	8,276,550
Mammoth Energy Services, Inc. (a)	89,500	370,530
MIND Technology, Inc. (a)	39,830	30,311
Nabors Industries Ltd. (a)	44,618	5,912,331
Natural Gas Services Group, Inc. (a)	52,807	587,742
NCS Multistage Holdings, Inc. (a)	4,183	117,124
Newpark Resources, Inc. (a)	472,008	1,359,383
Nextier Oilfield Solutions, Inc. (a)	820,914	7,691,964
Nine Energy Service, Inc. (a)	70,893	236,074
Noble Corp. (a)	330,218	10,022,116
NOV, Inc.	1,988,507	35,136,919
Oceaneering International, Inc. (a)	501,826	4,441,160
Oil States International, Inc. (a)	298,794	1,464,091
Patterson-UTI Energy, Inc.	1,091,807	16,267,924
Profire Energy, Inc. (a)	141,273	155,400
ProFrac Holding Corp.	80,213	1,579,394
ProPetro Holding Corp. (a)	428,946	3,929,145
Ranger Energy Services, Inc. Class A (a)(b)	65,071	643,552
RPC, Inc.	345,882	2,749,762
SEACOR Marine Holdings, Inc. (a)	113,392	737,048
Select Energy Services, Inc. Class A (a)	347,637	2,471,699
Smart Sand, Inc. (a)	123,701	222,662
Solaris Oilfield Infrastructure, Inc. Class A	141,311	1,512,028
Superior Drilling Products, Inc. (a)(b)	60,454	55,104
TechnipFMC PLC (a)	2,153,194	17,613,127
TETRA Technologies, Inc. (a)	655,264	2,607,951
Tidewater, Inc. (a)	211,282	4,682,009
Transocean Ltd. (United States) (a)(b)	3,155,779	11,423,920
U.S. Silica Holdings, Inc. (a)	378,186	5,305,950
U.S. Well Services, Inc. (a)(b)	52,798	339,491
Valaris Ltd. (a)	328,549	16,749,428
Weatherford International PLC (a)	328,710	9,249,899
		260,699,389
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	11,610	346,791
Aemetis, Inc. (a)(b)	159,210	1,451,995
Alto Ingredients, Inc. (a)(b)	362,447	1,565,771
American Resources Corp. (a)(b)	285,694	948,504
Amplify Energy Corp. (a)	195,031	1,452,981
Antero Midstream GP LP	1,657,401	16,690,028
Antero Resources Corp. (a)	1,426,360	57,168,509
Arch Resources, Inc.	78,465	11,422,935
Archaea Energy, Inc. (a)(b)	273,958	5,413,410
Barnwell Industries, Inc.	51,325	157,568
Battalion Oil Corp. (a)(b)	14,761	195,436
Berry Corp.	331,660	3,034,689
Brigham Minerals, Inc. Class A	264,070	7,856,083
California Resources Corp.	392,914	19,629,983
Callon Petroleum Co. (a)	240,929	10,253,938
Camber Energy, Inc. (a)(b)	1,817,444	632,471
Centennial Resource Development, Inc. Class A (a)	929,850	7,652,666
Centrus Energy Corp. Class A (a)(b)	54,849	2,732,029
Cheniere Energy, Inc.	1,192,134	190,956,024
Chesapeake Energy Corp. (b)	570,896	57,369,339
Chord Energy Corp.	206,158	29,181,665
Civitas Resources, Inc.	365,563	24,562,178
Clean Energy Fuels Corp. (a)(b)	863,317	5,801,490
CNX Resources Corp. (a)	986,118	17,424,705
Comstock Resources, Inc. (a)	456,522	8,947,831
CONSOL Energy, Inc.	161,867	11,618,813
Continental Resources, Inc.	293,255	20,477,997
Crescent Energy, Inc. Class A	140,240	2,402,311
CVR Energy, Inc.	147,048	4,802,588
Delek U.S. Holdings, Inc.	354,223	10,006,800
Denbury, Inc. (a)	253,101	22,508,272
Dorian LPG Ltd. (b)	139,428	2,028,677
DT Midstream, Inc.	489,617	27,031,755
Earthstone Energy, Inc. (a)(b)	251,382	3,821,006
Ecoark Holdings, Inc. (a)	91,035	170,235
Empire Petroleum Corp. (a)(b)	45,837	676,554
Enviva, Inc. (b)	145,380	10,106,818
Epsilon Energy Ltd.	123,389	888,401
EQT Corp.	1,493,411	71,385,046
Equitrans Midstream Corp.	2,053,906	19,039,709
Evolution Petroleum Corp.	162,008	1,124,336
Excelerate Energy, Inc.	87,308	2,242,069
Gevo, Inc. (a)(b)	1,000,262	3,130,820
Green Plains, Inc. (a)(b)	272,529	9,982,737
Gulfport Energy Corp. (a)(b)	58,530	5,721,893
Hallador Energy Co. (a)(b)	125,955	821,227
HF Sinclair Corp.	756,139	39,795,596
Houston American Energy Corp. (a)(b)	40,984	178,280
International Seaways, Inc.	208,917	6,169,319
Kinetik Holdings, Inc.	97,862	3,608,172
Kosmos Energy Ltd. (a)	2,293,276	16,213,461
Laredo Petroleum, Inc. (a)	74,033	5,745,701
Lightbridge Corp. (a)(b)	47,404	281,106
Magnolia Oil & Gas Corp. Class A	767,597	18,322,540
Matador Resources Co.	559,053	33,319,559
Mexco Energy Corp. (a)(b)	8,201	159,632
Murphy Oil Corp.	739,968	28,836,553
NACCO Industries, Inc. Class A	20,591	925,977
New Concept Energy, Inc. (a)(b)	18,203	28,761
New Fortress Energy, Inc.	210,280	12,059,558
Nextdecade Corp. (a)(b)	132,674	977,807
Northern Oil & Gas, Inc.	331,368	10,484,484
Overseas Shipholding Group, Inc. (a)	340,577	1,059,194
Ovintiv, Inc.	1,306,943	69,450,951
Par Pacific Holdings, Inc. (a)	232,171	4,364,815
PBF Energy, Inc. Class A (a)	482,723	16,489,818
PDC Energy, Inc.	483,016	32,801,617
Peabody Energy Corp. (a)(b)	540,614	13,331,541
Pedevco Corp. (a)	84,997	95,197
Phx Minerals, Inc. Class A	152,312	502,630
PrimeEnergy Corp. (a)	2,589	243,262
Range Resources Corp.	1,305,770	42,907,602
Ranger Oil Corp.	106,289	4,144,208
Rex American Resources Corp. (a)	79,363	2,404,699
Riley Exploration Permian, Inc.	19,401	487,741
Ring Energy, Inc. (a)(b)	434,135	1,406,597
SandRidge Energy, Inc. (a)	155,636	3,265,243
SilverBow Resources, Inc. (a)	52,176	2,074,518
Sitio Royalties Corp. (b)	52,126	1,326,085
SM Energy Co.	612,961	27,013,191
Southwestern Energy Co. (a)	5,622,960	42,115,970
Talos Energy, Inc. (a)	207,119	4,293,577
Targa Resources Corp.	1,151,194	78,545,967
Tellurian, Inc. (a)(b)	2,349,541	9,398,164
Texas Pacific Land Corp.	31,313	57,630,324
U.S. Energy Corp.	62,290	216,146
Uranium Energy Corp. (a)(b)	1,666,578	7,532,933
VAALCO Energy, Inc.	283,105	1,418,356
Vertex Energy, Inc. (a)(b)	239,516	2,035,886
W&T Offshore, Inc. (a)	467,460	3,038,490
World Fuel Services Corp.	318,774	8,224,369
		1,327,762,680
TOTAL ENERGY		1,588,462,069
FINANCIALS - 15.8%
Banks - 5.8%
1st Source Corp.	84,755	3,999,588
ACNB Corp.	45,711	1,625,483
Allegiance Bancshares, Inc.	96,212	4,075,540
Amalgamated Financial Corp.	75,064	1,688,940
Amerant Bancorp, Inc. Class A	118,336	3,099,220
American National Bankshares, Inc.	54,309	1,788,395
Ameris Bancorp	335,546	15,663,287
AmeriServ Financial, Inc.	98,131	372,898
Ames National Corp.	49,585	1,083,928
Arrow Financial Corp.	84,373	2,709,217
Associated Banc-Corp.	754,905	15,128,296
Atlantic Union Bankshares Corp.	380,487	12,346,803
Auburn National Bancorp., Inc.	5,349	146,188
Banc of California, Inc.	264,056	4,457,265
BancFirst Corp. (b)	94,777	10,222,647
Bancorp, Inc., Delaware (a)	289,191	6,859,611
Bank First National Corp.	30,072	2,443,951
Bank of Hawaii Corp.	204,014	15,917,172
Bank of Marin Bancorp	79,181	2,446,693
Bank of South Carolina Corp.	11,084	181,667
Bank of the James Financial Group, Inc.	1,404	17,367
Bank OZK	568,939	23,059,098
Bank7 Corp.	14,924	355,340
BankFinancial Corp.	61,144	608,383
BankUnited, Inc.	412,294	15,275,493
Bankwell Financial Group, Inc.	30,435	959,311
Banner Corp.	172,968	10,509,536
Bar Harbor Bankshares	76,014	2,153,477
BayCom Corp.	68,236	1,269,872
BayFirst Financial Corp.	6,218	116,898
BCB Bancorp, Inc.	79,393	1,429,074
Berkshire Hills Bancorp, Inc.	242,581	6,843,210
Blue Ridge Bankshares, Inc.	87,765	1,287,513
BOK Financial Corp.	150,711	13,393,687
Brookline Bancorp, Inc., Delaware	390,818	4,873,500
Business First Bancshares, Inc.	109,461	2,582,185
Byline Bancorp, Inc.	118,789	2,590,788
C & F Financial Corp.	16,784	818,220
Cadence Bank	933,110	23,775,643
California Bancorp, Inc. (a)	32,742	658,114
Cambridge Bancorp	35,683	2,934,213
Camden National Corp.	73,143	3,308,258
Capital Bancorp, Inc.	43,924	1,087,997
Capital City Bank Group, Inc.	65,170	2,080,878
Capstar Financial Holdings, Inc.	95,601	1,926,360
Carter Bankshares, Inc. (a)	124,851	2,056,296
Cathay General Bancorp	382,122	16,026,197
CB Financial Services, Inc.	25,723	560,761
CBTX, Inc.	93,306	2,780,519
Central Pacific Financial Corp.	137,551	2,997,236
Central Valley Community Bancorp	50,205	893,649
Chemung Financial Corp.	17,074	769,525
ChoiceOne Financial Services, Inc.	34,483	747,764
Citizens & Northern Corp.	80,550	1,933,200
Citizens Community Bancorp, Inc.	18,015	228,791
Citizens Holding Co.	17,906	313,355
City Holding Co.	75,011	6,376,685
Civista Bancshares, Inc.	70,981	1,501,248
CNB Financial Corp., Pennsylvania	86,953	2,288,603
Coastal Financial Corp. of Washington (a)	52,724	2,119,505
Codorus Valley Bancorp, Inc.	41,321	826,833
Colony Bankcorp, Inc.	80,700	1,139,484
Columbia Banking Systems, Inc.	392,625	11,759,119
Commerce Bancshares, Inc.	554,737	38,149,263
Community Bank System, Inc.	268,753	17,571,071
Community Financial Corp.	25,443	962,000
Community Trust Bancorp, Inc.	77,256	3,264,066
Community West Bancshares	399	5,626
ConnectOne Bancorp, Inc.	178,895	4,477,742
CrossFirst Bankshares, Inc. (a)	220,855	2,910,869
Cullen/Frost Bankers, Inc.	287,373	37,346,995
Customers Bancorp, Inc. (a)	153,725	5,332,720
CVB Financial Corp.	667,347	17,511,185
Dime Community Bancshares, Inc. (b)	168,442	5,265,497
Eagle Bancorp Montana, Inc.	30,909	596,544
Eagle Bancorp, Inc.	165,586	8,035,889
East West Bancorp, Inc.	715,510	51,638,357
Eastern Bankshares, Inc.	842,579	16,346,033
Emclaire Financial Corp.	941	30,150
Enterprise Bancorp, Inc.	45,976	1,479,508
Enterprise Financial Services Corp.	191,806	8,769,370
Equity Bancshares, Inc.	77,062	2,406,646
Esquire Financial Holdings, Inc.	35,637	1,332,111
Evans Bancorp, Inc.	28,580	1,092,613
Farmers & Merchants Bancorp, Inc.	60,154	1,717,998
Farmers National Banc Corp.	150,874	2,155,989
FB Financial Corp.	182,316	7,223,360
Fidelity D & D Bancorp, Inc. (b)	24,413	976,520
Financial Institutions, Inc.	76,553	1,992,675
Finward Bancorp	11,072	407,782
FinWise BanCorp	20,483	220,397
First Bancorp, North Carolina	173,885	6,331,153
First Bancorp, Puerto Rico	991,684	14,181,081
First Bancshares, Inc.	104,050	3,111,095
First Bank Hamilton New Jersey	77,297	1,158,682
First Busey Corp.	254,982	5,864,586
First Business Finance Services, Inc.	37,628	1,252,260
First Capital, Inc.	17,376	462,202
First Citizens Bancshares, Inc.	67,340	54,677,386
First Commonwealth Financial Corp.	473,582	6,383,885
First Community Bankshares, Inc.	76,579	2,414,536
First Community Corp.	39,319	707,742
First Financial Bancorp, Ohio	489,400	10,561,252
First Financial Bankshares, Inc.	649,327	27,602,891
First Financial Corp., Indiana	56,401	2,622,647
First Financial Northwest, Inc.	37,469	564,283
First Foundation, Inc.	251,526	4,768,933
First Guaranty Bancshares, Inc. (b)	31,522	702,310
First Hawaiian, Inc.	645,114	16,585,881
First Horizon National Corp.	2,704,562	61,177,192
First Internet Bancorp	47,284	1,733,904
First Interstate Bancsystem, Inc.	416,825	16,781,375
First Merchants Corp.	286,794	11,420,137
First Mid-Illinois Bancshares, Inc.	93,648	3,310,457
First National Corp.	199	3,443
First Northwest Bancorp	49,879	798,064
First of Long Island Corp.	110,551	2,035,244
First Savings Financial Group, Inc.	29,179	665,865
First U.S. Bancshares, Inc.	8,310	78,530
First United Corp.	31,448	550,340
First Western Financial, Inc. (a)	37,163	985,934
Five Star Bancorp	33,669	856,203
Flushing Financial Corp.	151,071	3,119,616
FNB Corp., Pennsylvania	1,710,269	20,386,406
FNCB Bancorp, Inc.	77,353	611,862
Franklin Financial Services Corp.	21,822	697,868
Fulton Financial Corp.	835,803	13,565,083
FVCBankcorp, Inc. (a)(b)	57,396	1,105,447
German American Bancorp, Inc.	139,421	5,236,653
Glacier Bancorp, Inc.	550,762	27,912,618
Glen Burnie Bancorp	18,052	180,520
Great Southern Bancorp, Inc.	47,991	2,820,911
Guaranty Bancshares, Inc. Texas	43,637	1,512,022
Hancock Whitney Corp.	436,445	21,049,742
Hanmi Financial Corp.	156,310	3,863,983
Hanover Bancorp, Inc. (b)	7,087	138,976
HarborOne Bancorp, Inc.	233,102	3,179,511
Hawthorn Bancshares, Inc.	37,757	902,770
HBT Financial, Inc.	47,250	854,280
Heartland Financial U.S.A., Inc.	203,864	9,106,605
Heritage Commerce Corp.	311,307	3,514,656
Heritage Financial Corp., Washington	177,344	4,609,171
Hilltop Holdings, Inc.	254,166	6,709,982
Home Bancshares, Inc.	950,851	22,373,524
HomeStreet, Inc.	94,561	3,291,668
HomeTrust Bancshares, Inc.	79,508	1,846,176
Hope Bancorp, Inc.	617,647	8,937,352
Horizon Bancorp, Inc. Indiana	196,590	3,719,483
Independent Bank Corp.	236,027	18,464,392
Independent Bank Corp.	107,778	2,211,605
Independent Bank Group, Inc.	184,117	12,402,121
International Bancshares Corp.	260,446	10,868,412
Investar Holding Corp.	43,792	945,907
John Marshall Bankcorp, Inc. (b)	57,729	1,455,348
Lakeland Bancorp, Inc.	317,770	5,176,473
Lakeland Financial Corp.	128,192	9,657,985
Landmark Bancorp, Inc.	3,214	82,053
LCNB Corp.	55,338	883,194
Limestone Bancorp, Inc.	20,599	398,797
Live Oak Bancshares, Inc.	164,778	5,971,555
Macatawa Bank Corp.	124,143	1,181,841
Mainstreet Bancshares, Inc.	30,227	732,098
Malvern Bancorp, Inc. (a)	40,212	628,514
Mercantile Bank Corp.	73,657	2,436,574
Meridian Bank/Malvern, PA	25,873	784,469
Metrocity Bankshares, Inc.	92,663	1,852,333
Metropolitan Bank Holding Corp. (a)	52,995	3,793,912
Mid Penn Bancorp, Inc.	64,412	1,873,745
Middlefield Banc Corp.	28,540	770,865
Midland States Bancorp, Inc.	107,098	2,687,089
MidWestOne Financial Group, Inc.	72,678	2,216,679
MVB Financial Corp.	55,376	1,770,924
National Bank Holdings Corp.	150,490	6,039,164
National Bankshares, Inc.	30,852	1,038,170
NBT Bancorp, Inc.	218,246	8,463,580
Nicolet Bankshares, Inc. (a)	59,369	4,546,478
Northeast Bank	35,798	1,387,888
Northrim Bancorp, Inc.	30,440	1,234,342
Northwest Bancshares, Inc.	643,799	9,058,252
Norwood Financial Corp.	41,015	1,045,883
Oak Valley Bancorp Oakdale California	31,757	574,484
OceanFirst Financial Corp.	298,886	5,810,344
OFG Bancorp	244,948	6,662,586
Ohio Valley Banc Corp.	21,250	621,775
Old National Bancorp, Indiana	1,484,101	24,769,646
Old Point Financial Corp.	8,567	201,582
Old Second Bancorp, Inc.	206,740	2,836,473
OptimumBank Holdings, Inc. (a)	5,769	23,941
Orange County Bancorp, Inc. (b)	3,446	115,131
Origin Bancorp, Inc.	113,845	4,650,568
Orrstown Financial Services, Inc.	54,484	1,401,873
Pacific Premier Bancorp, Inc.	487,902	15,983,670
PacWest Bancorp	596,059	15,694,233
Park National Corp.	73,943	9,747,906
Parke Bancorp, Inc.	49,112	1,089,304
Partners Bancorp	7,898	71,556
Pathfinder Bancorp, Inc.	199	3,908
Pathward Financial, Inc.	149,242	4,919,016
Patriot National Bancorp, Inc. (a)	1,371	16,137
PCB Bancorp	64,439	1,210,164
PCSB Financial Corp.	75,622	1,399,763
Peapack-Gladstone Financial Corp.	83,514	2,811,916
Penns Woods Bancorp, Inc.	35,331	837,345
Peoples Bancorp of North Carolina	30,275	787,150
Peoples Bancorp, Inc.	124,751	3,728,807
Peoples Financial Services Corp.	32,763	1,594,903
Pinnacle Financial Partners, Inc.	385,637	31,124,762
Plumas Bancorp	25,990	773,982
Popular, Inc.	386,708	29,861,592
Preferred Bank, Los Angeles	67,615	4,587,002
Premier Financial Corp.	179,216	4,842,416
Primis Financial Corp.	104,393	1,368,592
Professional Holdings Corp. (A Shares) (a)	66,253	1,852,434
Prosperity Bancshares, Inc.	466,394	33,058,007
QCR Holdings, Inc.	81,299	4,540,549
RBB Bancorp	73,286	1,619,621
Red River Bancshares, Inc.	26,211	1,339,644
Renasant Corp.	281,093	9,371,641
Republic Bancorp, Inc., Kentucky Class A	46,065	1,957,763
Republic First Bancorp, Inc. (a)(b)	250,438	796,393
Richmond Mutual Bancorp., Inc.	62,777	880,134
Riverview Bancorp, Inc.	141,880	1,000,254
S&T Bancorp, Inc.	201,455	5,971,126
Salisbury Bancorp, Inc.	26,337	622,607
Sandy Spring Bancorp, Inc.	229,367	8,835,217
SB Financial Group, Inc.	33,681	585,376
Seacoast Banking Corp., Florida	307,242	9,930,061
ServisFirst Bancshares, Inc.	245,875	20,742,015
Shore Bancshares, Inc.	90,643	1,726,749
Sierra Bancorp	67,805	1,404,920
Silvergate Capital Corp. (a)	160,313	14,607,721
Simmons First National Corp. Class A	639,449	15,084,602
SmartFinancial, Inc.	76,784	1,926,511
Sound Financial Bancorp, Inc.	11,495	495,664
South Plains Financial, Inc.	66,287	1,798,366
Southern First Bancshares, Inc. (a)	37,049	1,597,182
Southern States Bancshares, Inc.	11,490	277,024
Southside Bancshares, Inc.	162,063	6,106,534
Southstate Corp.	381,839	29,798,716
Stock Yards Bancorp, Inc.	135,471	8,976,308
Summit Financial Group, Inc.	50,095	1,428,709
Summit State Bank	219	3,285
Synovus Financial Corp.	735,666	29,544,347
Texas Capital Bancshares, Inc. (a)	256,814	15,159,730
The Bank of Princeton	27,726	791,023
The First Bancorp, Inc.	45,285	1,313,265
Third Coast Bancshares, Inc.	17,879	325,398
Tompkins Financial Corp.	58,926	4,221,459
TowneBank	342,026	9,744,321
Trico Bancshares	155,226	7,325,115
Triumph Bancorp, Inc. (a)	119,820	7,418,056
Trustmark Corp.	309,035	9,746,964
UMB Financial Corp.	217,182	19,431,274
Umpqua Holdings Corp.	1,109,010	19,673,837
Union Bankshares, Inc.	25,423	648,287
United Bancorp, Inc.	40,328	625,487
United Bankshares, Inc., West Virginia	686,898	25,483,916
United Community Bank, Inc.	521,942	17,500,715
United Security Bancshares, California	71,656	508,758
Unity Bancorp, Inc.	32,553	912,461
Univest Corp. of Pennsylvania	147,639	3,661,447
USCB Financial Holdings, Inc. (a)	29,128	378,664
Valley National Bancorp	2,129,765	24,747,869
Veritex Holdings, Inc.	280,429	8,443,717
Village Bank & Trust Financial Corp.	8,640	417,398
Virginia National Bankshares C	20,188	666,204
Washington Federal, Inc.	328,394	10,511,892
Washington Trust Bancorp, Inc.	88,648	4,488,248
Webster Financial Corp.	896,602	42,185,124
WesBanco, Inc.	304,730	10,424,813
West Bancorp., Inc.	81,429	2,003,968
Westamerica Bancorp.	136,017	7,610,151
Western Alliance Bancorp.	547,025	41,967,758
Wintrust Financial Corp.	302,402	25,504,585
		1,800,209,881
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	194,066	24,716,246
Ares Management Corp.	865,112	64,139,404
Artisan Partners Asset Management, Inc.	341,861	11,541,227
Ashford, Inc. (a)	11,455	205,617
Assetmark Financial Holdings, Inc. (a)	101,275	1,958,659
Associated Capital Group, Inc.	15,715	622,157
B. Riley Financial, Inc.	81,935	4,077,905
Bakkt Holdings, Inc. Class A (a)(b)	272,242	705,107
BGC Partners, Inc. Class A	1,656,884	6,660,674
Blackstone, Inc.	3,537,616	332,323,592
Blucora, Inc. (a)	238,481	4,788,698
Blue Owl Capital, Inc. Class A	1,743,166	19,349,143
Bridge Investment Group Holdings, Inc.	124,690	2,033,694
BrightSphere Investment Group, Inc.	161,251	2,755,780
Carlyle Group LP	712,928	23,191,548
Cohen & Co., Inc.	5,402	63,203
Cohen & Steers, Inc.	128,936	9,203,452
Coinbase Global, Inc. (a)(b)	166,826	11,143,977
Cowen Group, Inc. Class A	137,572	5,289,643
Diamond Hill Investment Group, Inc.	15,913	2,721,919
Donnelley Financial Solutions, Inc. (a)	140,513	5,964,777
Evercore, Inc. Class A	205,308	19,235,307
Federated Hermes, Inc.	463,896	15,800,298
Focus Financial Partners, Inc. Class A (a)	282,070	11,043,041
Forge Global Holdings, Inc. Class A (a)(b)	507,994	1,940,537
GAMCO Investors, Inc. Class A	21,403	432,983
GCM Grosvenor, Inc. Class A	182,218	1,430,411
Greenhill & Co., Inc.	75,267	588,588
Hamilton Lane, Inc. Class A	176,989	12,314,895
Hennessy Advisors, Inc. (b)	20,328	202,060
Heritage Global, Inc. (a)	150,645	248,564
Houlihan Lokey	252,668	19,834,438
Interactive Brokers Group, Inc.	441,225	27,175,048
Janus Henderson Group PLC	842,405	19,712,277
Jefferies Financial Group, Inc.	965,793	30,992,297
KKR & Co. LP	2,987,998	151,073,179
Lazard Ltd. Class A	567,635	20,633,532
LPL Financial	403,185	89,236,936
Manning & Napier, Inc. Class A	71,855	914,714
MarketWise, Inc. Class A (a)(b)	143,631	400,730
Moelis & Co. Class A	329,270	13,717,388
Morningstar, Inc.	118,805	27,086,352
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	521,327	5,062,085
Oppenheimer Holdings, Inc. Class A (non-vtg.)	45,711	1,659,309
P10, Inc.	183,940	2,295,571
Perella Weinberg Partners Class A	191,380	1,376,022
Piper Jaffray Companies	71,631	8,206,764
PJT Partners, Inc.	125,104	8,659,699
Pzena Investment Management, Inc.	86,223	820,843
Safeguard Scientifics, Inc. (a)(b)	118,368	488,860
Sculptor Capital Management, Inc. Class A	102,183	963,586
SEI Investments Co.	525,180	28,727,346
Siebert Financial Corp. (a)(b)	57,599	99,646
Silvercrest Asset Management Group Class A (b)	46,707	834,654
StepStone Group, Inc. Class A	246,670	6,731,624
Stifel Financial Corp.	537,285	31,866,373
StoneX Group, Inc. (a)	85,860	7,971,242
TPG, Inc. (b)	175,447	5,151,124
Tradeweb Markets, Inc. Class A	543,137	37,796,904
U.S. Global Investors, Inc. Class A	66,209	250,270
Value Line, Inc.	5,143	421,777
Victory Capital Holdings, Inc.	120,330	3,222,437
Virtu Financial, Inc. Class A	405,308	9,305,872
Virtus Investment Partners, Inc.	35,678	6,823,418
Westwood Holdings Group, Inc.	41,901	565,664
WisdomTree Investments, Inc.	551,914	2,765,089
		1,169,536,176
Consumer Finance - 0.8%
Ally Financial, Inc.	1,630,310	54,126,292
Atlanticus Holdings Corp. (a)(b)	28,002	797,217
Bread Financial Holdings, Inc.	251,141	9,651,349
Consumer Portfolio Services, Inc. (a)(b)	55,273	643,378
Credit Acceptance Corp. (a)(b)	37,874	20,151,998
CURO Group Holdings Corp.	108,654	717,116
Elevate Credit, Inc. (a)	98,429	145,675
Encore Capital Group, Inc. (a)(b)	122,844	6,717,110
Enova International, Inc. (a)	165,046	5,766,707
EZCORP, Inc. (non-vtg.) Class A (a)	272,849	2,387,429
FirstCash Holdings, Inc.	198,730	15,492,991
Green Dot Corp. Class A (a)	277,885	5,638,287
Katapult Holdings, Inc. (a)(b)	319,640	364,390
LendingClub Corp. (a)	518,463	6,776,311
LendingTree, Inc. (a)	55,295	1,685,945
Medallion Financial Corp.	104,357	830,682
MoneyLion, Inc. (a)(b)	496,890	710,553
Navient Corp.	745,544	11,473,922
Nelnet, Inc. Class A	99,625	8,392,410
NerdWallet, Inc. (b)	38,135	396,223
Nicholas Financial, Inc. (a)	55,821	495,690
OneMain Holdings, Inc.	537,241	18,765,828
Oportun Financial Corp. (a)	109,998	562,090
OppFi, Inc. Class A (a)(b)	89,197	241,724
PRA Group, Inc. (a)	199,401	7,365,873
PROG Holdings, Inc. (a)	276,111	5,119,098
Regional Management Corp.	47,068	1,585,721
SLM Corp.	1,360,634	20,790,488
SoFi Technologies, Inc. (a)(b)	3,703,301	21,923,542
Sunlight Financial Holdings, Inc. Class A (a)(b)	199,065	609,139
Upstart Holdings, Inc. (a)(b)	257,368	6,665,831
World Acceptance Corp. (a)(b)	18,419	2,141,025
		239,132,034
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	84,983	2,626,825
Acacia Research Corp. (a)	238,672	1,071,637
Alerus Financial Corp.	79,611	1,891,557
Apollo Global Management, Inc.	1,884,583	104,745,123
Cannae Holdings, Inc. (a)	404,289	8,736,685
Equitable Holdings, Inc.	1,789,055	53,224,386
FlexShopper, Inc. (a)	76,900	202,247
Jackson Financial, Inc.	436,657	13,649,898
LM Funding America, Inc. (a)	52,977	68,870
SWK Holdings Corp. (a)(b)	19,397	339,060
Voya Financial, Inc.	511,633	31,480,778
		218,037,066
Insurance - 3.0%
Alleghany Corp. (a)	67,977	57,180,893
AMBAC Financial Group, Inc. (a)	232,257	3,504,758
American Equity Investment Life Holding Co.	389,788	14,811,944
American Financial Group, Inc.	334,748	42,740,625
Amerisafe, Inc.	95,924	4,587,086
Arch Capital Group Ltd. (a)	1,895,301	86,653,162
Argo Group International Holdings, Ltd.	179,907	3,531,574
Assured Guaranty Ltd.	320,986	16,392,755
Atlantic American Corp. (b)	39,081	116,852
Axis Capital Holdings Ltd.	394,346	20,959,490
Brighthouse Financial, Inc. (a)	378,622	18,003,476
BRP Group, Inc. (a)	282,236	8,862,210
Citizens, Inc. Class A (a)(b)	248,378	941,353
CNA Financial Corp.	137,663	5,294,519
CNO Financial Group, Inc.	593,271	10,922,119
Conifer Holdings, Inc. (a)	13,002	25,094
Crawford & Co.:
Class A	75,823	461,004
Class B	50,546	298,221
Donegal Group, Inc. Class A	80,187	1,164,315
eHealth, Inc. (a)	127,581	816,518
Employers Holdings, Inc.	140,198	5,490,154
Enstar Group Ltd. (a)	61,736	11,683,538
Erie Indemnity Co. Class A	125,813	27,040,988
Fednat Holding Co. (a)(b)	54,059	17,412
FG Financial Group, Inc. (a)(b)	9,506	13,403
Fidelity National Financial, Inc.	1,418,774	55,474,063
First American Financial Corp.	544,200	29,114,700
Genworth Financial, Inc. Class A (a)	2,584,361	10,906,003
GoHealth, Inc. (a)(b)	248,755	112,412
Goosehead Insurance (b)	103,264	5,369,728
Greenlight Capital Re, Ltd. (a)	146,667	1,157,203
Hagerty, Inc. Class A (a)(b)	136,187	1,529,380
Hallmark Financial Services, Inc. (a)	90,584	115,042
Hanover Insurance Group, Inc.	180,240	23,321,254
HCI Group, Inc. (b)	40,556	1,938,171
Heritage Insurance Holdings, Inc.	140,025	369,666
Hippo Holdings, Inc. (a)(b)	1,891,077	1,834,345
Horace Mann Educators Corp.	208,008	7,440,446
Investors Title Co.	7,427	1,094,368
James River Group Holdings Ltd.	189,184	4,495,012
Kemper Corp.	305,013	14,030,598
Kingstone Companies, Inc.	37,937	149,092
Kingsway Financial Services, Inc. (a)	22,293	156,051
Kinsale Capital Group, Inc.	108,424	27,494,158
Lemonade, Inc. (a)(b)	207,876	4,598,217
Maiden Holdings Ltd. (a)	370,330	844,352
Markel Corp. (a)	68,499	81,795,341
Marpai, Inc. (b)	26,415	24,796
MBIA, Inc. (a)(b)	243,136	2,866,573
Mercury General Corp.	131,745	4,202,666
Midwest Holding, Inc. (a)(b)	8,632	126,890
National Western Life Group, Inc.	11,530	2,194,274
NI Holdings, Inc. (a)	38,706	508,210
Old Republic International Corp.	1,447,101	31,604,686
Oscar Health, Inc. (a)	194,106	1,286,923
Oxbridge Re Holdings Ltd. (a)	14,700	39,249
Palomar Holdings, Inc. (a)	121,205	9,610,344
Primerica, Inc.	195,111	24,730,319
ProAssurance Corp.	276,044	5,904,581
Reinsurance Group of America, Inc.	337,490	42,307,746
Reliance Global Group, Inc. (a)	55,359	43,761
RenaissanceRe Holdings Ltd.	222,891	30,148,237
RLI Corp.	201,311	22,095,895
Root, Inc. (a)(b)	34,409	426,328
Ryan Specialty Group Holdings, Inc. (a)(b)	296,555	12,562,070
Safety Insurance Group, Inc.	70,598	6,357,350
Selective Insurance Group, Inc.	304,944	24,218,652
Selectquote, Inc. (a)(b)	634,081	703,830
Siriuspoint Ltd. (a)	441,406	1,973,085
Stewart Information Services Corp.	136,729	6,923,957
Tiptree, Inc.	107,992	1,290,504
Trean Insurance Group, Inc. (a)	93,223	414,842
Trupanion, Inc. (a)(b)	174,823	12,339,007
United Fire Group, Inc.	108,875	3,204,191
United Insurance Holdings Corp.	116,532	117,697
Universal Insurance Holdings, Inc.	142,723	1,704,113
Unum Group	1,015,200	38,425,320
Vericity, Inc. (a)	18,166	127,344
White Mountains Insurance Group Ltd.	14,820	20,303,400
		923,639,905
Mortgage Real Estate Investment Trusts - 1.0%
Acres Commercial Realty Corp. (a)	54,728	531,409
AG Mortgage Investment Trust, Inc. (b)	120,512	772,482
AGNC Investment Corp.	2,643,350	31,588,033
Angel Oak Mortgage, Inc. (b)	35,770	496,130
Annaly Capital Management, Inc.	8,416,710	54,287,780
Apollo Commercial Real Estate Finance, Inc. (b)	686,762	8,000,777
Arbor Realty Trust, Inc.	807,078	12,090,028
Ares Commercial Real Estate Corp.	248,658	3,279,799
Arlington Asset Investment Corp. (a)	193,930	620,576
Armour Residential REIT, Inc.	526,054	3,734,983
Blackstone Mortgage Trust, Inc.	851,186	24,667,370
BrightSpire Capital, Inc.	483,669	4,062,820
Broadmark Realty Capital, Inc.	682,180	4,400,061
Cherry Hill Mortgage Investment Corp. (b)	104,324	674,976
Chimera Investment Corp.	1,187,136	10,090,656
Dynex Capital, Inc.	193,470	3,000,720
Ellington Financial LLC	287,940	4,226,959
Ellington Residential Mortgage REIT	80,867	653,405
Franklin BSP Realty Trust, Inc.	422,923	5,455,707
Granite Point Mortgage Trust, Inc.	281,958	2,656,044
Great Ajax Corp.	121,949	1,103,638
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	439,152	17,355,287
Invesco Mortgage Capital, Inc.	171,975	2,732,683
KKR Real Estate Finance Trust, Inc.	242,114	4,663,116
Ladder Capital Corp. Class A	574,738	6,356,602
Lument Finance Trust, Inc. (b)	231,863	581,976
Manhattan Bridge Capital, Inc.	34,808	195,273
MFA Financial, Inc.	458,579	5,012,268
New York Mortgage Trust, Inc.	1,903,640	5,330,192
Nexpoint Real Estate Finance, Inc.	46,285	949,768
Orchid Island Capital, Inc.	185,487	2,507,784
PennyMac Mortgage Investment Trust	471,511	7,001,938
Ready Capital Corp.	345,015	4,519,697
Redwood Trust, Inc.	605,395	4,691,811
Rithm Capital Corp.	2,358,266	22,238,448
Sachem Capital Corp. (b)	185,588	820,299
Seven Hills Realty Trust	71,167	739,425
Starwood Property Trust, Inc.	1,551,813	35,583,072
TPG RE Finance Trust, Inc.	314,192	2,909,418
Two Harbors Investment Corp.	1,731,674	8,398,619
Western Asset Mortgage Capital Corp. (b)	37,595	509,036
		309,491,065
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	266,811	11,147,364
Blue Foundry Bancorp (a)(b)	148,301	1,686,182
Bogota Financial Corp. (a)	10,981	121,230
Bridgewater Bancshares, Inc. (a)	117,700	2,022,086
Broadway Financial Corp. (a)	199,035	216,948
Capitol Federal Financial, Inc.	654,399	5,928,855
Carver Bancorp, Inc. (a)	6,210	29,622
Cf Bankshares, Inc.	3,719	78,471
Columbia Financial, Inc. (a)	211,222	4,505,365
ESSA Bancorp, Inc.	42,835	865,267
Essent Group Ltd.	549,629	21,979,664
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	50,728	5,541,527
FFBW, Inc. (a)	40,676	500,315
Finance of America Companies, Inc. (a)(b)	111,217	135,685
Flagstar Bancorp, Inc.	272,449	10,497,460
FS Bancorp, Inc.	41,853	1,243,453
Greene County Bancorp, Inc.	18,137	964,888
Guild Holdings Co. Class A (b)	31,708	314,860
Hingham Institution for Savings	8,089	2,401,624
HMN Financial, Inc.	8,152	184,643
Home Bancorp, Inc.	39,781	1,553,050
Home Federal Bancorp, Inc.	1,327	25,624
HV Bancorp, Inc. (a)	2,296	48,446
IF Bancorp, Inc.	1,305	26,531
Impac Mortgage Holdings, Inc. (a)(b)	64,113	32,012
Income Opportun Realty Investments, Inc. (a)(b)	12,432	147,568
Kearny Financial Corp.	366,547	4,163,974
Kentucky First Federal Bancorp	23,132	168,864
loanDepot, Inc. (b)	212,732	351,008
Luther Burbank Corp.	65,212	854,929
Merchants Bancorp	131,532	3,547,418
MGIC Investment Corp.	1,576,095	22,522,398
Mr. Cooper Group, Inc. (a)	374,943	15,860,089
New York Community Bancorp, Inc.	2,367,100	23,173,909
NMI Holdings, Inc. (a)	440,907	9,051,821
Northeast Community Bancorp, Inc.	51,867	657,674
Northfield Bancorp, Inc.	230,996	3,404,881
Ocwen Financial Corp. (a)	42,251	1,106,131
OP Bancorp	64,748	782,803
PennyMac Financial Services, Inc.	148,607	7,894,004
Pioneer Bancorp, Inc. (a)	49,448	462,339
Ponce Financial Group, Inc. (a)	135,275	1,272,938
Provident Bancorp, Inc.	89,475	1,296,493
Provident Financial Holdings, Inc.	32,317	458,901
Provident Financial Services, Inc.	384,026	8,920,924
Radian Group, Inc.	874,927	18,469,709
Randolph Bancorp, Inc.	27,666	736,192
Rocket Companies, Inc. (b)	596,984	4,716,174
Security National Financial Corp. Class A	86,361	656,344
Southern Missouri Bancorp, Inc.	43,098	2,272,558
Sterling Bancorp, Inc. (a)(b)	120,471	709,574
Territorial Bancorp, Inc.	44,277	921,404
TFS Financial Corp.	256,163	3,663,131
Timberland Bancorp, Inc./Washington	42,576	1,129,116
Trustco Bank Corp., New York	102,877	3,429,919
UWM Holdings Corp. Class A (b)	431,133	1,560,701
Velocity Financial, Inc. (a)	90,316	1,031,409
Walker & Dunlop, Inc.	154,947	15,565,976
Waterstone Financial, Inc.	116,073	2,006,902
Western New England Bancorp, Inc.	119,103	992,128
William Penn Bancorp, Inc.	58,592	673,808
WSFS Financial Corp.	322,960	15,615,116
		252,300,399
TOTAL FINANCIALS		4,912,346,526
HEALTH CARE - 13.3%
Biotechnology - 5.6%
180 Life Sciences Corp. (a)(b)	115,451	98,295
2seventy bio, Inc. (a)	190,707	2,809,114
4D Molecular Therapeutics, Inc. (a)(b)	130,063	1,022,295
89Bio, Inc. (a)(b)	46,008	205,196
Aadi Bioscience, Inc. (a)(b)	109,330	1,481,422
Aadi Bioscience, Inc. rights (a)(c)	252,937	3
Abeona Therapeutics, Inc. (a)	20,352	74,081
ACADIA Pharmaceuticals, Inc. (a)	601,678	9,885,570
Achieve Life Sciences, Inc. (a)(b)	45,623	208,041
Acorda Therapeutics, Inc. (a)	20,520	8,296
Actinium Pharmaceuticals, Inc. (a)	121,876	856,788
Acumen Pharmaceuticals, Inc. (a)(b)	56,984	324,239
Adagio Therapeutics, Inc. (b)	94,755	432,083
Adicet Bio, Inc. (a)	91,223	1,291,718
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditxt, Inc. (a)(b)	78,620	11,997
ADMA Biologics, Inc. (a)(b)	901,527	2,434,123
Adverum Biotechnologies, Inc. (a)(b)	441,730	512,407
Aeglea BioTherapeutics, Inc. (a)	211,716	110,727
Aerovate Therapeutics, Inc. (a)(b)	47,413	940,200
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)(b)	1,239,415	3,346,421
AgeX Therapeutics, Inc. (a)(b)	60,935	34,733
Agios Pharmaceuticals, Inc. (a)	276,977	7,062,914
Aikido Pharma, Inc. (a)	23,615	139,329
Aileron Therapeutics, Inc. (a)	356,684	66,022
AIM ImmunoTech, Inc. (a)(b)	268,275	178,403
Akebia Therapeutics, Inc. (a)	802,479	292,343
Akero Therapeutics, Inc. (a)(b)	120,799	1,419,388
Akouos, Inc. (a)(b)	113,144	379,032
Alaunos Therapeutics, Inc. (a)(b)	1,109,315	2,728,915
Albireo Pharma, Inc. (a)(b)	104,369	1,826,458
Aldeyra Therapeutics, Inc. (a)	251,034	1,767,279
Alector, Inc. (a)	301,062	3,115,992
Aligos Therapeutics, Inc. (a)	103,032	128,790
Alkermes PLC (a)	825,715	19,544,674
Allakos, Inc. (a)	190,836	925,555
Allarity Therapeutics, Inc. (a)(b)	11,267	13,182
Allena Pharmaceuticals, Inc. (a)(b)	181,982	19,126
Allogene Therapeutics, Inc. (a)(b)	373,778	5,124,496
Allovir, Inc. (a)(b)	161,027	1,209,313
Alnylam Pharmaceuticals, Inc. (a)	610,427	126,156,948
Alpine Immune Sciences, Inc. (a)	63,909	479,957
Altimmune, Inc. (a)	197,183	4,353,801
ALX Oncology Holdings, Inc. (a)	99,465	1,293,045
Amicus Therapeutics, Inc. (a)	1,279,060	14,363,844
AnaptysBio, Inc. (a)(b)	98,522	2,287,681
Anavex Life Sciences Corp. (a)(b)	385,878	3,700,570
Anika Therapeutics, Inc. (a)	75,678	1,710,323
Anixa Biosciences, Inc. (a)	139,242	580,639
Annexon, Inc. (a)(b)	139,292	819,037
Annovis Bio, Inc. (a)(b)	26,605	308,618
Apellis Pharmaceuticals, Inc. (a)	456,067	27,596,614
Applied Genetic Technologies Corp. (a)	257,117	103,310
Applied Molecular Transport, Inc. (a)(b)	89,335	132,216
Applied Therapeutics, Inc. (a)	88,039	120,613
Aprea Therapeutics, Inc. (a)(b)	104,343	82,859
Aptevo Therapeutics, Inc. (a)	32,870	116,360
Aptinyx, Inc. (a)	201,276	83,530
AquaBounty Technologies, Inc. (a)	246,655	295,986
Aravive, Inc. (a)	72,953	49,046
Arbutus Biopharma Corp. (a)	506,924	1,125,371
ARCA Biopharma, Inc. (a)(b)	56,749	132,793
Arcellx, Inc.	44,310	796,251
Arcturus Therapeutics Holdings, Inc. (a)(b)	109,161	1,532,620
Arcus Biosciences, Inc. (a)	234,096	5,637,032
Arcutis Biotherapeutics, Inc. (a)	182,160	4,909,212
Ardelyx, Inc. (a)(b)	515,545	488,685
Aridis Pharmaceuticals, Inc. (a)(b)	80,060	116,888
Armata Pharmaceuticals, Inc. (a)(b)	15,833	63,807
Arrowhead Pharmaceuticals, Inc. (a)	535,783	21,275,943
Assembly Biosciences, Inc. (a)(b)	220,255	411,877
Astria Therapeutics, Inc. (a)	30,614	262,974
Atara Biotherapeutics, Inc. (a)	481,272	1,929,901
Athenex, Inc. (a)	304,168	145,849
Athersys, Inc. (a)(b)	45,187	124,264
Atossa Therapeutics, Inc. (a)(b)	674,635	621,339
Atreca, Inc. (a)(b)	152,190	283,073
aTyr Pharma, Inc. (a)	143,494	490,749
Aura Biosciences, Inc.	28,674	383,085
Avalo Therapeutics, Inc. (a)	40,784	193,724
AVEO Pharmaceuticals, Inc. (a)	152,677	1,235,157
Avid Bioservices, Inc. (a)	313,728	5,402,396
Avidity Biosciences, Inc. (a)(b)	232,763	4,566,810
Avita Medical, Inc. (a)	138,012	852,914
AVROBIO, Inc. (a)	228,125	216,719
Axcella Health, Inc. (a)(b)	145,495	357,918
Aziyo Biologics, Inc. (a)(b)	6,020	43,946
Beam Therapeutics, Inc. (a)(b)	233,757	12,763,132
Bellerophon Therapeutics, Inc. (a)(b)	38,437	48,815
Bellicum Pharmaceuticals, Inc. (a)(b)	37,377	47,095
Benitec Biopharma, Inc. (a)(b)	30,132	22,599
Bio Path Holdings, Inc. (a)(b)	36,507	133,616
BioAtla, Inc. (a)(b)	96,266	838,477
BioCardia, Inc. (a)(b)	58,079	114,996
Biocept, Inc. (a)(b)	90,400	93,112
BioCryst Pharmaceuticals, Inc. (a)(b)	931,624	12,949,574
Biohaven Pharmaceutical Holding Co. Ltd. (a)	319,123	47,661,020
BioMarin Pharmaceutical, Inc. (a)	933,116	83,233,947
Biomea Fusion, Inc. (a)(b)	47,677	548,286
Biora Therapeutics, Inc. (a)(b)	634,102	458,012
BioRestorative Therapies, Inc. (b)	7,023	22,825
BioVie, Inc. (a)(b)	18,946	68,395
BioXcel Therapeutics, Inc. (a)(b)	99,227	1,357,425
Black Diamond Therapeutics, Inc. (a)(b)	117,879	376,034
bluebird bio, Inc. (a)(b)	369,200	2,156,128
Blueprint Medicines Corp. (a)	302,075	22,117,932
Bolt Biotherapeutics, Inc. (a)(b)	75,466	135,839
BrainStorm Cell Therpeutic, Inc. (a)(b)	152,506	552,072
Brickell Biotech, Inc. (a)(b)	7,100	17,892
BridgeBio Pharma, Inc. (a)(b)	551,248	5,788,104
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	136,920	56,343
C4 Therapeutics, Inc. (a)(b)	187,438	1,889,375
Cabaletta Bio, Inc. (a)(b)	72,336	69,074
Calithera Biosciences, Inc. (a)(b)	16,625	64,671
Calyxt, Inc. (a)(b)	79,753	17,338
Candel Therapeutics, Inc. (a)(b)	38,228	132,651
Capricor Therapeutics, Inc. (a)(b)	116,683	679,095
Cardiff Oncology, Inc. (a)(b)	210,301	565,710
CareDx, Inc. (a)	271,424	5,317,196
Caribou Biosciences, Inc. (a)	108,182	1,067,756
CASI Pharmaceuticals, Inc. (a)(b)	59,328	222,480
Catalyst Biosciences, Inc. (a)	163,968	323,017
Catalyst Pharmaceutical Partners, Inc. (a)	477,137	6,460,435
Cel-Sci Corp. (a)(b)	214,049	843,353
Celcuity, Inc. (a)	55,248	516,569
Celldex Therapeutics, Inc. (a)	238,030	7,236,112
Cellectar Biosciences, Inc. (a)	25,577	141,952
Celsion Corp. (a)(b)	29,597	63,042
Century Therapeutics, Inc. (a)	53,678	564,693
Cerevel Therapeutics Holdings (a)	285,220	8,299,902
Checkpoint Therapeutics, Inc. (a)(b)	388,315	500,926
ChemoCentryx, Inc. (a)	247,563	12,620,762
Chimerix, Inc. (a)	337,678	742,892
Chinook Therapeutics, Inc. (a)	236,062	4,910,090
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cidara Therapeutics, Inc. (a)	294,327	200,142
Clene, Inc. (a)(b)	107,646	318,632
Clovis Oncology, Inc. (a)(b)	748,550	838,376
Codiak Biosciences, Inc. (a)	91,619	196,981
Cogent Biosciences, Inc. (a)	191,953	3,165,305
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)(b)	236,658	36,114
Coherus BioSciences, Inc. (a)	326,396	3,649,107
Concert Pharmaceuticals, Inc. (a)	133,168	876,245
ContraFect Corp. (a)(b)	182,668	48,590
Corbus Pharmaceuticals Holdings, Inc. (a)	567,747	114,458
Corvus Pharmaceuticals, Inc. (a)	159,592	152,969
Creative Medical Technology Holdings, Inc.	24,157	16,697
Crinetics Pharmaceuticals, Inc. (a)	221,206	4,176,369
CRISPR Therapeutics AG (a)(b)	361,186	23,509,597
CTI BioPharma Corp. (a)	428,031	2,688,035
Cue Biopharma, Inc. (a)	159,858	469,983
Cullinan Oncology, Inc. (a)	124,014	1,671,709
Curis, Inc. (a)(b)	421,839	409,184
Cyclacel Pharmaceuticals, Inc. (a)(b)	38,619	64,880
Cyclerion Therapeutics, Inc. (a)	201,187	168,997
Cyclo Therapeutics, Inc. (a)	28,360	58,989
Cyteir Therapeutics, Inc. (a)	34,368	74,235
Cytokinetics, Inc. (a)	434,056	22,987,606
CytomX Therapeutics, Inc. (a)	326,837	490,256
Day One Biopharmaceuticals, Inc. (a)	104,407	2,452,520
Decibel Therapeutics, Inc. (a)	40,000	197,600
Deciphera Pharmaceuticals, Inc. (a)	242,362	3,933,535
Denali Therapeutics, Inc. (a)	474,004	13,115,691
DermTech, Inc. (a)(b)	142,168	790,454
Design Therapeutics, Inc. (a)(b)	60,713	1,230,045
DiaMedica Therapeutics, Inc. (a)	84,511	149,584
Diffusion Pharmaceuticals, Inc. (a)	10,085	65,855
Dyadic International, Inc. (a)(b)	102,363	274,845
Dynavax Technologies Corp. (a)(b)	596,059	6,836,797
Dyne Therapeutics, Inc. (a)	130,455	1,278,459
Eagle Pharmaceuticals, Inc. (a)	56,410	1,848,556
Edesa Biotech, Inc. (a)	40,850	75,164
Editas Medicine, Inc. (a)(b)	341,792	5,024,342
Effector Therapeutics, Inc. Class A (a)(b)	56,450	34,406
Eiger Biopharmaceuticals, Inc. (a)(b)	208,730	1,724,110
Eledon Pharmaceuticals, Inc. (a)(b)	75,883	284,561
Elevation Oncology, Inc. (a)	4,404	5,065
Eliem Therapeutics, Inc.	30,270	91,113
Emergent BioSolutions, Inc. (a)	228,385	5,485,808
Enanta Pharmaceuticals, Inc. (a)	92,636	5,639,680
Enochian Biosciences, Inc. (a)	81,009	200,092
Ensysce Biosciences, Inc. (a)(b)	61,501	25,978
Entrada Therapeutics, Inc. (b)	47,093	594,785
EQRx, Inc. (a)(b)	1,142,028	5,584,517
Equillium, Inc. (a)(b)	90,225	245,412
Erasca, Inc. (a)	105,536	951,935
Evelo Biosciences, Inc. (a)(b)	157,015	343,863
Exact Sciences Corp. (a)	881,260	31,328,793
Exagen, Inc. (a)(b)	40,297	182,545
Exelixis, Inc. (a)	1,622,367	28,780,791
Exicure, Inc. (a)(b)	12,682	22,701
F-star Therapeutics, Inc. (a)	109,999	738,093
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)(b)	417,849	10,922,573
FibroGen, Inc. (a)	443,873	5,521,780
Finch Therapeutics Group, Inc. (a)	44,367	95,833
First Wave BioPharma, Inc. (a)(b)	2,138	6,564
Foghorn Therapeutics, Inc. (a)(b)	104,067	1,034,426
Forma Therapeutics Holdings, Inc. (a)	165,744	2,220,970
Forte Biosciences, Inc. (a)	61,662	80,161
Fortress Biotech, Inc. (a)	369,175	376,559
Frequency Therapeutics, Inc. (a)	189,248	389,851
G1 Therapeutics, Inc. (a)(b)	178,352	2,587,888
Gain Therapeutics, Inc. (a)(b)	8,260	28,497
Galectin Therapeutics, Inc. (a)(b)	253,141	480,968
Galecto, Inc. (a)	61,988	133,274
Galera Therapeutics, Inc. (a)	44,814	60,051
Gelesis Holdings, Inc. Class A (a)(b)	126,891	153,538
Gemini Therapeutics, Inc. (a)(b)	154,557	239,563
Generation Bio Co. (a)(b)	216,911	1,110,584
Genprex, Inc. (a)(b)	252,166	403,466
GeoVax Labs, Inc. (a)	31,605	37,610
Geron Corp. (a)(b)	1,929,049	5,092,689
Global Blood Therapeutics, Inc. (a)	298,752	20,285,261
GlycoMimetics, Inc. (a)	215,193	163,547
Gossamer Bio, Inc. (a)(b)	267,020	3,724,929
Graphite Bio, Inc. (a)	79,101	261,824
GreenLight Biosciences Holdings PBC Class A (a)(b)	303,524	862,008
Greenwich Lifesciences, Inc. (a)(b)	21,394	202,815
Gritstone Bio, Inc. (a)(b)	310,285	1,020,838
Gt Biopharma, Inc. (a)(b)	155,663	401,611
Halozyme Therapeutics, Inc. (a)	694,166	28,273,381
Harpoon Therapeutics, Inc. (a)(b)	125,250	207,915
HCW Biologics, Inc. (a)(b)	20,880	53,244
Heron Therapeutics, Inc. (a)(b)	515,531	2,108,522
HilleVax, Inc.	59,445	707,990
Histogen, Inc. (a)(b)	7,001	14,002
Homology Medicines, Inc. (a)	204,602	478,769
Hookipa Pharma, Inc. (a)	228,913	341,080
Horizon Therapeutics PLC (a)	1,160,481	68,712,080
Humacyte, Inc. Class A (a)(b)	314,676	1,148,567
Humanigen, Inc. (a)(b)	273,613	61,070
iBio, Inc. (a)(b)	1,197,447	332,052
Icosavax, Inc. (a)(b)	66,266	312,776
Ideaya Biosciences, Inc. (a)(b)	168,861	1,659,904
Idera Pharmaceuticals, Inc. (a)(b)	225,298	112,649
IGM Biosciences, Inc. (a)(b)	44,373	861,280
Imago BioSciences, Inc. (a)(b)	44,940	652,978
Immix Biopharma, Inc.	56,171	102,231
Immucell Corp. (a)	12,900	93,525
Immuneering Corp. (a)(b)	37,648	210,076
Immunic, Inc. (a)	107,247	477,249
ImmunityBio, Inc. (a)(b)	347,604	1,390,416
ImmunoGen, Inc. (a)	1,024,456	5,952,089
Immunome, Inc. (a)(b)	46,798	268,621
Immunovant, Inc. (a)(b)	222,730	1,147,060
Impel Pharmaceuticals, Inc. (a)(b)	32,603	254,955
In8bio, Inc. (a)(b)	1,408	3,647
Indaptus Therapeutics, Inc. (a)	24,517	59,821
Infinity Pharmaceuticals, Inc. (a)	481,335	774,949
Inhibikase Therapeutics, Inc. (a)	42,952	41,217
Inhibrx, Inc. (a)(b)	106,959	1,897,453
Inmune Bio, Inc. (a)(b)	59,204	477,776
Inovio Pharmaceuticals, Inc. (a)(b)	1,172,044	2,683,981
Inozyme Pharma, Inc. (a)	135,185	405,555
Insmed, Inc. (a)	600,914	14,794,503
Instil Bio, Inc. (a)(b)	90,167	468,868
Intellia Therapeutics, Inc. (a)	357,272	21,457,756
Intercept Pharmaceuticals, Inc. (a)(b)	126,771	2,202,012
Ionis Pharmaceuticals, Inc. (a)	708,324	30,117,936
Iovance Biotherapeutics, Inc. (a)(b)	697,664	7,478,958
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	779,321	8,385,494
IsoRay, Inc. (a)	721,486	266,950
iTeos Therapeutics, Inc. (a)	103,161	2,288,111
Iveric Bio, Inc. (a)	556,595	5,476,895
Janux Therapeutics, Inc. (a)(b)	60,926	659,219
Jasper Therapeutics, Inc. (a)(b)	76,971	146,245
Jounce Therapeutics, Inc. (a)	174,068	637,089
Kalvista Pharmaceuticals, Inc. (a)	107,920	1,777,442
Karuna Therapeutics, Inc. (a)	128,195	32,697,417
Karyopharm Therapeutics, Inc. (a)(b)	352,318	1,782,729
Keros Therapeutics, Inc. (a)	68,117	2,409,298
Kezar Life Sciences, Inc. (a)(b)	214,559	2,205,667
Kiniksa Pharmaceuticals Ltd. (a)	150,713	1,766,356
Kinnate Biopharma, Inc. (a)(b)	80,299	1,162,730
Kintara Therapeutics, Inc. (a)(b)	154,581	23,976
Kiromic BioPharma, Inc. (a)(b)	4,285	1,573
Kodiak Sciences, Inc. (a)	171,782	1,719,538
Kronos Bio, Inc. (a)(b)	221,656	886,624
Krystal Biotech, Inc. (a)(b)	105,201	7,375,642
Kura Oncology, Inc. (a)	332,798	4,612,580
Kymera Therapeutics, Inc. (a)(b)	179,070	5,062,309
Lantern Pharma, Inc. (a)(b)	32,722	169,173
Larimar Therapeutics, Inc. (a)	66,309	180,360
Leap Therapeutics, Inc. (a)(b)	332,376	471,974
Lexicon Pharmaceuticals, Inc. (a)	364,947	1,003,604
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	85,442	7,893,986
General CVR (a)(c)	26,087	137
Glucagon CVR (a)	26,087	94
rights (a)	26,087	183
TR Beta CVR (a)(c)	26,087	3,391
Lineage Cell Therapeutics, Inc. (a)(b)	691,977	975,688
LogicBio Therapeutics, Inc. (a)	81,903	29,354
Longeveron, Inc. (a)(b)	19,024	91,030
Lumos Pharma, Inc. (a)	12,903	105,676
Lyell Immunopharma, Inc. (a)(b)	129,918	870,451
Macrogenics, Inc. (a)	273,144	1,084,382
Madrigal Pharmaceuticals, Inc. (a)	63,111	4,551,565
Magenta Therapeutics, Inc. (a)(b)	194,827	342,896
MannKind Corp. (a)(b)	1,266,582	4,623,024
Marker Therapeutics, Inc. (a)	377,839	117,130
Matinas BioPharma Holdings, Inc. (a)	960,342	681,843
MediciNova, Inc. (a)(b)	261,982	558,022
MEI Pharma, Inc. (a)(b)	560,133	283,763
Merrimack Pharmaceuticals, Inc. (a)	59,429	246,630
Mersana Therapeutics, Inc. (a)	468,491	3,513,683
Metacrine, Inc. (a)(b)	35,824	16,909
MiMedx Group, Inc. (a)(b)	426,087	1,504,087
Minerva Neurosciences, Inc. (a)(b)	20,882	235,549
MiNK Therapeutics, Inc.	2,789	7,335
Mirati Therapeutics, Inc. (a)	253,923	20,575,381
Mirum Pharmaceuticals, Inc. (a)(b)	85,925	2,146,407
Molecular Templates, Inc. (a)(b)	212,382	155,825
Moleculin Biotech, Inc. (a)(b)	145,068	214,701
Monopar Therapeutics, Inc. (a)	23,487	42,277
Monte Rosa Therapeutics, Inc. (a)(b)	67,648	535,772
Morphic Holding, Inc. (a)	137,753	3,790,963
Mustang Bio, Inc. (a)(b)	353,824	214,948
Myovant Sciences Ltd. (a)(b)	226,722	3,874,679
Myriad Genetics, Inc. (a)	405,885	9,067,471
NanoViricides, Inc. (a)(b)	83,087	198,578
Natera, Inc. (a)	454,317	22,379,655
Navidea Biopharmaceuticals, Inc. (a)(b)	69,656	23,195
Neoleukin Therapeutics, Inc. (a)	175,635	180,904
Neubase Therapeutics, Inc. (a)(b)	144,549	87,539
Neurobo Pharmaceuticals, Inc. (a)	33,399	10,354
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	479,918	50,213,820
Neximmune, Inc. (a)(b)	34,116	39,233
NextCure, Inc. (a)(b)	79,656	326,590
Nighthawk Biosciences, Inc. (a)(b)	157,528	340,260
Nkarta, Inc. (a)(b)	138,966	1,999,721
Novavax, Inc. (a)(b)	395,481	13,066,692
Nurix Therapeutics, Inc. (a)	204,977	3,224,288
Nuvalent, Inc. Class A (a)(b)	51,424	868,037
Nuvectis Pharma, Inc. (b)	9,502	76,966
Ocugen, Inc. (a)(b)	1,089,572	2,811,096
Olema Pharmaceuticals, Inc. (a)	155,646	614,802
Omega Therapeutics, Inc. (a)	35,495	158,663
OncoCyte Corp. (a)(b)	604,716	477,726
Oncorus, Inc. (a)(b)	72,340	94,042
OncoSec Medical, Inc. (a)	165,620	111,495
Oncternal Therapeutics, Inc. (a)(b)	223,216	250,002
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)	197,564	92,045
Oragenics, Inc. (a)(b)	486,720	152,003
Organogenesis Holdings, Inc. Class A (a)	329,122	1,181,548
Organovo Holdings, Inc. (a)(b)	36,597	85,637
Orgenesis, Inc. (a)(b)	109,956	213,315
ORIC Pharmaceuticals, Inc. (a)(b)	168,261	582,183
Outlook Therapeutics, Inc. (a)(b)	531,315	595,073
Ovid Therapeutics, Inc. (a)	277,267	557,307
Oyster Point Pharma, Inc. (a)(b)	65,283	408,019
Palatin Technologies, Inc. (a)(b)	41,394	207,798
Panbela Therapeutics, Inc. (a)(b)	6,889	4,759
Pardes Biosciences, Inc. (a)(b)	139,632	490,108
Pasithea Therapeutics Corp. (b)	5,911	6,798
Passage Bio, Inc. (a)	201,500	407,030
PDL BioPharma, Inc. (a)(c)	562,926	827,501
PDS Biotechnology Corp. (a)(b)	139,781	585,682
PepGen, Inc.	45,860	435,670
PharmaCyte Biotech, Inc. (a)(b)	82,855	217,909
PhaseBio Pharmaceuticals, Inc. (a)(b)	165,422	175,347
Phio Pharmaceuticals Corp. (a)	66,519	46,583
Pieris Pharmaceuticals, Inc. (a)(b)	360,095	525,739
Plus Therapeutics, Inc. (a)	93,003	78,067
PMV Pharmaceuticals, Inc. (a)(b)	140,105	1,950,262
Point Biopharma Global, Inc. (a)(b)	371,087	3,618,098
Polarityte, Inc. (a)(b)	13,841	14,118
Poseida Therapeutics, Inc. (a)	136,465	451,699
Praxis Precision Medicines, Inc. (a)(b)	171,114	533,876
Precigen, Inc. (a)(b)	512,461	1,132,539
Precision BioSciences, Inc. (a)	305,637	492,076
Prelude Therapeutics, Inc. (a)(b)	65,121	468,871
Prometheus Biosciences, Inc. (a)	54,556	2,853,824
Protagenic Therapeutics, Inc. (a)	68,807	51,268
Protagonist Therapeutics, Inc. (a)	228,046	1,988,561
Protara Therapeutics, Inc. (a)	54,196	186,976
Prothena Corp. PLC (a)	182,260	5,024,908
PTC Therapeutics, Inc. (a)	358,943	17,925,613
Puma Biotechnology, Inc. (a)	207,790	556,877
Pyxis Oncology, Inc.	60,356	156,322
Qualigen Therapeutics, Inc. (a)(b)	120,440	45,839
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	196
Quince Therapeutics, Inc. (a)(b)	69,041	121,512
Rallybio Corp. (a)	31,395	346,915
RAPT Therapeutics, Inc. (a)	98,845	2,640,150
Recursion Pharmaceuticals, Inc. (a)	137,148	1,441,425
REGENXBIO, Inc. (a)	191,246	5,641,757
Regulus Therapeutics, Inc. (a)(b)	38,810	55,110
Relay Therapeutics, Inc. (a)(b)	388,376	8,920,997
Reneo Pharmaceuticals, Inc. (a)	23,983	75,546
Renovacor, Inc. (a)(b)	5,659	9,960
Repligen Corp. (a)	260,506	57,147,201
Replimune Group, Inc. (a)	150,722	2,872,761
Revolution Medicines, Inc. (a)	373,486	7,779,713
Rezolute, Inc. (a)(b)	134,035	319,003
Rhythm Pharmaceuticals, Inc. (a)	200,247	4,525,582
Rigel Pharmaceuticals, Inc. (a)	904,208	1,283,975
Rocket Pharmaceuticals, Inc. (a)(b)	228,908	3,527,472
Rubius Therapeutics, Inc. (a)	225,781	158,047
S.A.B. Biotherapeutics, Inc. (a)(b)	140,579	98,419
Sage Therapeutics, Inc. (a)	261,054	9,831,294
Salarius Pharmaceuticals, Inc. (a)	212,064	42,625
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	35
Sana Biotechnology, Inc. (a)(b)	416,101	2,833,648
Sangamo Therapeutics, Inc. (a)	633,922	3,423,179
Sarepta Therapeutics, Inc. (a)	439,070	48,025,477
Savara, Inc. (a)	446,613	638,657
Scholar Rock Holding Corp. (a)	130,718	1,090,188
Scopus Biopharma, Inc. (a)	201,244	69,872
Seagen, Inc. (a)	678,617	104,703,817
Selecta Biosciences, Inc. (a)(b)	664,509	1,249,277
Sellas Life Sciences Group, Inc. (a)(b)	79,324	242,731
Sensei Biotherapeutics, Inc. (a)	47,222	90,194
Sera Prognostics, Inc. (a)	5,373	11,283
Seres Therapeutics, Inc. (a)	328,519	1,688,588
Sesen Bio, Inc. (a)	1,024,802	707,113
Shattuck Labs, Inc. (a)	144,083	468,270
Sigilon Therapeutics, Inc. (a)	51,460	31,988
Silverback Therapeutics, Inc. (a)	113,138	615,471
Sio Gene Therapies, Inc. (a)	269,982	90,444
Societal Cdmo, Inc. (a)	211,538	251,730
Soleno Therapeutics, Inc. (a)(b)	17,554	38,619
Solid Biosciences, Inc. (a)	322,919	206,668
Soligenix, Inc. (a)(b)	188,785	146,875
Sonnet Biotherapeutics Holding (a)	260,367	54,990
Sorrento Therapeutics, Inc. (a)(b)	1,995,686	4,091,156
Spectrum Pharmaceuticals, Inc. (a)	805,762	910,511
Spero Therapeutics, Inc. (a)	160,839	129,781
Springworks Therapeutics, Inc. (a)(b)	134,134	3,724,901
Spruce Biosciences, Inc. (a)(b)	32,338	67,910
SQZ Biotechnologies Co. (a)(b)	84,201	252,603
Statera Biopharma, Inc. (a)(b)	54,957	9,925
Stoke Therapeutics, Inc. (a)	118,636	1,786,658
Surface Oncology, Inc. (a)	197,266	268,282
Surrozen, Inc. (a)(b)	101,542	260,963
Sutro Biopharma, Inc. (a)	236,442	1,338,262
Synaptogenix, Inc. (a)(b)	38,515	323,911
Syndax Pharmaceuticals, Inc. (a)	247,784	5,850,180
Synlogic, Inc. (a)	192,271	192,271
Synthetic Biologics, Inc. (a)(b)	68,203	100,258
Syros Pharmaceuticals, Inc. (a)	289,353	231,656
T2 Biosystems, Inc. (a)(b)	877,428	107,485
Talaris Therapeutics, Inc. (a)	46,384	153,531
Tango Therapeutics, Inc. (a)	331,285	1,358,269
Taysha Gene Therapies, Inc. (a)(b)	132,610	419,048
TCR2 Therapeutics, Inc. (a)	186,844	508,216
Tempest Therapeutics, Inc. (a)(b)	6,737	14,821
Tenax Therapeutics, Inc. (a)	1,469	351
Tenaya Therapeutics, Inc. (a)(b)	64,521	283,247
TG Therapeutics, Inc. (a)	688,071	4,905,946
TONIX Pharmaceuticals Holding (a)(b)	73,991	75,471
TRACON Pharmaceuticals, Inc. (a)	80,416	159,224
TransCode Therapeutics, Inc. (a)(b)	53,467	64,695
Travere Therapeutics, Inc. (a)	268,190	7,176,764
Trevena, Inc. (a)	845,824	182,613
TScan Therapeutics, Inc. (a)	13,968	38,412
Twist Bioscience Corp. (a)	285,411	11,450,689
Tyme Technologies, Inc. (a)(b)	487,157	140,106
Tyra Biosciences, Inc. (b)	56,710	374,853
Ultragenyx Pharmaceutical, Inc. (a)	355,403	16,949,169
uniQure B.V. (a)	185,022	3,615,330
United Therapeutics Corp. (a)	227,659	51,592,083
UNITY Biotechnology, Inc. (a)	240,489	111,779
Vaccinex, Inc. (a)(b)	167,802	145,518
Vanda Pharmaceuticals, Inc. (a)	283,512	2,999,557
Vaxart, Inc. (a)(b)	645,647	2,001,506
Vaxcyte, Inc. (a)	176,138	4,607,770
VBI Vaccines, Inc. (a)(b)	1,342,265	1,202,133
Vera Therapeutics, Inc. (a)(b)	47,786	1,038,390
Veracyte, Inc. (a)	363,963	7,424,845
Verastem, Inc. (a)	980,411	1,137,277
Vericel Corp. (a)	236,231	5,893,963
Verve Therapeutics, Inc. (a)(b)	115,464	4,429,199
Vigil Neuroscience, Inc.	31,906	271,520
Viking Therapeutics, Inc. (a)(b)	372,721	1,185,253
Vincerx Pharma, Inc. (a)(b)	75,733	115,114
Vir Biotechnology, Inc. (a)	374,576	8,896,180
Viracta Therapeutics, Inc. (a)(b)	117,958	477,730
Viridian Therapeutics, Inc. (a)(b)	177,028	3,931,792
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	22,946	158,786
VistaGen Therapeutics, Inc. (a)(b)	1,015,557	186,862
Vor Biopharma, Inc. (a)(b)	53,546	274,691
Voyager Therapeutics, Inc. (a)(b)	139,542	833,066
vTv Therapeutics, Inc. Class A (a)(b)	234,471	248,539
Vyant Bio, Inc. (a)	114,063	81,327
Werewolf Therapeutics, Inc. (a)(b)	39,565	200,199
Windtree Therapeutics, Inc. (a)(b)	129,477	51,014
X4 Pharmaceuticals, Inc. (a)	103,008	101,988
Xbiotech, Inc. (a)	85,036	340,994
Xencor, Inc. (a)	299,422	7,901,747
Xenetic Biosciences, Inc. (a)(b)	62,412	45,873
Xilio Therapeutics, Inc.	40,122	89,873
XOMA Corp. (a)(b)	58,285	1,158,706
Y-mAbs Therapeutics, Inc. (a)(b)	175,922	2,828,826
Yield10 Bioscience, Inc. (a)(b)	22,292	69,328
Yumanity Therapeutics, Inc. (a)	23,814	40,722
Yumanity Therapeutics, Inc. rights (a)(c)	198,769	2
Zentalis Pharmaceuticals, Inc. (a)	242,754	6,508,235
		1,751,724,278
Health Care Equipment & Supplies - 2.7%
Accelerate Diagnostics, Inc. (a)(b)	218,997	356,965
Accuray, Inc. (a)(b)	486,714	1,158,379
Acutus Medical, Inc. (a)(b)	105,444	125,478
Aethlon Medical, Inc. (a)(b)	89,101	86,428
Allied Healthcare Products, Inc. (a)(b)	17,020	31,147
Alphatec Holdings, Inc. (a)(b)	342,537	2,599,856
Angiodynamics, Inc. (a)	195,616	4,330,938
Apollo Endosurgery, Inc. (a)	153,404	846,790
Apyx Medical Corp. (a)	156,993	899,570
Artivion, Inc. (a)	204,339	4,528,152
Asensus Surgical, Inc. (a)(b)	1,225,747	661,903
Aspira Women's Health, Inc. (a)(b)	332,858	169,758
Atricure, Inc. (a)	233,584	10,656,102
Atrion Corp.	7,056	4,261,471
Avanos Medical, Inc. (a)	238,967	5,885,757
Avinger, Inc. (a)(b)	23,921	33,968
AxoGen, Inc. (a)	214,258	2,007,597
Axonics Modulation Technologies, Inc. (a)	238,097	17,202,508
Beyond Air, Inc. (a)(b)	126,876	1,190,097
BioLase Technology, Inc. (a)(b)	29,726	113,999
BioLife Solutions, Inc. (a)	156,427	3,693,241
Biomerica, Inc. (a)(b)	51,378	181,878
BioSig Technologies, Inc. (a)(b)	148,784	163,662
Bioventus, Inc. (a)(b)	111,084	812,024
Bluejay Diagnostics, Inc. (a)(b)	17,639	17,815
Butterfly Network, Inc. Class A (a)(b)	686,819	4,278,882
Cardiovascular Systems, Inc. (a)	207,227	2,737,469
Cerus Corp. (a)	905,106	3,719,986
Chembio Diagnostics, Inc. (a)(b)	158,663	96,102
ClearPoint Neuro, Inc. (a)(b)	88,826	1,143,191
Co.-Diagnostics, Inc. (a)(b)	168,893	570,858
ConforMis, Inc. (a)	944,776	245,642
CONMED Corp.	149,316	13,224,918
CryoPort, Inc. (a)(b)	249,391	8,145,110
Cutera, Inc. (a)(b)	82,500	3,939,375
CVRx, Inc. (a)(b)	31,427	227,846
CytoSorbents Corp. (a)(b)	213,954	406,513
DarioHealth Corp. (a)(b)	102,978	491,205
Delcath Systems, Inc. (a)(b)	39,299	163,484
Dynatronics Corp. (a)(b)	60,408	36,801
Eargo, Inc. (a)(b)	136,479	248,392
Ekso Bionics Holdings, Inc. (a)	70,168	164,895
electroCore, Inc. (a)(b)	301,911	159,922
Electromed, Inc. (a)	34,409	333,767
Embecta Corp.	294,822	9,410,718
ENDRA Life Sciences, Inc. (a)(b)	194,668	56,785
Enovis Corp. (a)	238,870	12,098,766
Envista Holdings Corp. (a)	813,847	30,185,585
Envveno Medical Corp. (a)(b)	40,111	296,420
Figs, Inc. Class A (a)	193,747	2,239,715
Fonar Corp. (a)	32,917	464,130
GBS, Inc. (a)(b)	111,801	70,994
Glaukos Corp. (a)	240,027	11,653,311
Globus Medical, Inc. (a)	401,065	23,739,037
Haemonetics Corp. (a)	257,239	19,300,642
Helius Medical Technologies, Inc. (U.S.) (a)(b)	10,204	5,602
Heska Corp. (a)	55,437	5,048,648
Hyperfine, Inc. (a)(b)	163,016	218,441
ICU Medical, Inc. (a)(b)	101,557	16,147,563
Inari Medical, Inc. (a)(b)	172,197	11,941,862
Inogen, Inc. (a)	104,921	3,003,888
Inspire Medical Systems, Inc. (a)	139,699	26,750,962
Insulet Corp. (a)	350,229	89,473,003
Integer Holdings Corp. (a)	167,715	10,577,785
Integra LifeSciences Holdings Corp. (a)	361,924	17,267,394
Invacare Corp. (a)(b)	188,495	163,048
InVivo Therapeutics Holdings Corp. (a)(b)	6,821	42,631
INVO Bioscience, Inc. (a)	43,562	42,168
IRadimed Corp.	34,299	1,150,731
iRhythm Technologies, Inc. (a)	150,595	22,205,233
Iridex Corp. (a)(b)	58,915	153,179
Kewaunee Scientific Corp. (a)	10,678	212,919
KORU Medical Systems, Inc. (a)(b)	163,966	404,996
Lantheus Holdings, Inc. (a)	346,573	27,309,952
LeMaitre Vascular, Inc.	99,555	4,916,026
LENSAR, Inc. (a)	43,669	235,376
LivaNova PLC (a)	270,350	15,207,188
LogicMark, Inc. (a)(b)	52,164	59,467
Lucid Diagnostics, Inc. (b)	16,277	35,321
Lucira Health, Inc. (a)	46,479	82,268
Masimo Corp. (a)	256,269	37,643,353
Meridian Bioscience, Inc. (a)	220,441	7,184,172
Merit Medical Systems, Inc. (a)	258,336	15,301,241
Mesa Laboratories, Inc.	27,310	4,666,187
Microbot Medical, Inc. (a)(b)	31,568	159,103
Milestone Scientific, Inc. (a)(b)	237,717	228,208
Minerva Surgical, Inc. (b)	9,131	15,523
Motus GI Holdings, Inc. (a)(b)	10,808	35,450
Myomo, Inc. (a)	28,862	53,683
NanoVibronix, Inc. (a)(b)	109,619	56,750
Nemaura Medical, Inc. (a)	68,969	131,041
Neogen Corp. (a)(b)	549,136	11,476,942
NeuroMetrix, Inc. (a)(b)	26,320	88,698
Neuronetics, Inc. (a)	133,206	475,545
NeuroOne Medical Technologies Corp. (a)(b)	34,045	86,815
NeuroPace, Inc. (a)(b)	32,223	132,437
Nevro Corp. (a)	179,698	8,143,913
NEXGEL, Inc. (a)	177	317
Novocure Ltd. (a)(b)	454,953	37,365,290
NuVasive, Inc. (a)	259,974	11,051,495
Nuwellis, Inc. (a)(b)	30,042	43,861
Omnicell, Inc. (a)	223,765	22,888,922
OraSure Technologies, Inc. (a)	357,239	1,461,108
Orthofix International NV (a)	97,481	1,939,872
OrthoPediatrics Corp. (a)(b)	71,464	3,508,168
Outset Medical, Inc. (a)	213,865	3,911,591
Owlet, Inc. (a)(b)	360,270	583,637
Paragon 28, Inc. (b)	37,987	666,672
PAVmed, Inc. (a)(b)	430,259	512,008
Penumbra, Inc. (a)	179,126	29,407,115
PetVivo Holdings, Inc. (b)	28,440	70,531
Predictive Oncology, Inc. (a)	332,825	134,195
Pro-Dex, Inc. (a)(b)	19,725	378,720
PROCEPT BioRobotics Corp.	35,697	1,445,015
Pulmonx Corp. (a)(b)	177,603	3,262,567
Pulse Biosciences, Inc. (a)(b)	72,757	92,401
QuidelOrtho Corp. (a)	253,474	20,090,349
Quotient Ltd. (a)	482,149	93,682
Ra Medical Systems, Inc. (a)(b)	41,515	6,443
Reshape Lifesciences, Inc. (a)	86,640	36,146
Retractable Technologies, Inc. (a)(b)	96,141	224,009
Rockwell Medical Technologies, Inc. (a)(b)	38,832	70,286
RxSight, Inc. (a)(b)	40,617	508,119
Sanara Medtech, Inc. (a)(b)	13,576	464,978
Seaspine Holdings Corp. (a)	171,451	1,097,286
Semler Scientific, Inc. (a)	25,191	1,151,481
Senseonics Holdings, Inc. (a)(b)	2,166,243	3,855,913
Sensus Healthcare, Inc. (a)	69,066	859,872
Shockwave Medical, Inc. (a)(b)	180,440	53,565,418
SI-BONE, Inc. (a)	142,413	2,349,815
Sientra, Inc. (a)(b)	330,816	213,509
Sight Sciences, Inc. (a)(b)	54,323	378,631
Silk Road Medical, Inc. (a)(b)	179,422	7,146,378
Sintx Technologies, Inc. (a)(b)	80,683	37,114
Sintx Technologies, Inc. rights 12/31/99 (a)(c)	81,201	1
SmileDirectClub, Inc. (a)(b)	566,421	645,720
Sonendo, Inc. (b)	40,818	48,573
Staar Surgical Co. (a)	241,946	22,885,672
Stereotaxis, Inc. (a)	236,585	487,365
STRATA Skin Sciences, Inc. (a)	18,460	18,281
Surgalign Holdings, Inc. (a)(b)	19,738	81,518
SurModics, Inc. (a)	71,935	2,423,490
Tactile Systems Technology, Inc. (a)	103,630	854,948
Talis Biomedical Corp. (a)	79,818	71,836
Tandem Diabetes Care, Inc. (a)	323,973	14,818,525
Tela Bio, Inc. (a)(b)	40,384	341,245
Thermogenesis Holdings, Inc. (a)(b)	31,810	7,809
TransMedics Group, Inc. (a)	142,791	7,429,416
Treace Medical Concepts, Inc. (a)	59,917	1,200,138
UFP Technologies, Inc. (a)	34,525	3,210,480
Utah Medical Products, Inc.	16,839	1,547,504
Vapotherm, Inc. (a)	121,505	236,935
Varex Imaging Corp. (a)(b)	203,443	4,290,613
Venus Concept, Inc. (a)(b)	99,993	30,868
Vicarious Surgical, Inc. (a)	199,263	743,251
ViewRay, Inc. (a)	765,279	2,617,254
Vivani Medical, Inc. (a)(b)	51,219	209,998
Viveve Medical, Inc. (a)(b)	41,622	35,837
VolitionRx Ltd. (a)(b)	174,786	295,388
Xtant Medical Holdings, Inc. (a)(b)	21,131	10,885
Zimvie, Inc. (a)(b)	104,040	1,583,489
Zomedica Corp. (a)(b)	5,155,827	1,259,053
Zynex, Inc. (b)	117,070	1,046,606
		829,706,268
Health Care Providers & Services - 1.9%
1Life Healthcare, Inc. (a)	875,516	15,067,630
23andMe Holding Co. Class A (a)(b)	1,071,055	3,609,455
Acadia Healthcare Co., Inc. (a)	455,936	37,354,836
Accolade, Inc. (a)	296,415	3,017,505
AdaptHealth Corp. (a)(b)	497,266	8,935,870
Addus HomeCare Corp. (a)	82,074	7,322,642
Agiliti, Inc. (a)(b)	140,416	2,255,081
agilon health, Inc. (a)	247,660	5,146,375
AirSculpt Technologies, Inc.	37,645	328,264
Alerislife, Inc. (a)	97,375	108,086
Alignment Healthcare, Inc. (a)(b)	142,622	2,169,281
Amedisys, Inc. (a)	164,897	19,532,050
American Shared Hospital Services (a)	6,046	16,082
AMN Healthcare Services, Inc. (a)	226,613	23,259,558
Apollo Medical Holdings, Inc. (a)(b)	193,445	8,343,283
Assure Holdings Corp. (a)	6,383	5,719
ATI Physical Therapy, Inc. (a)(b)	291,240	262,116
Aveanna Healthcare Holdings, Inc. (a)(b)	217,381	395,633
Biodesix, Inc. (a)	60,140	113,665
Brookdale Senior Living, Inc. (a)	942,058	4,145,055
Caladrius Biosciences, Inc. (a)(b)	234,237	115,010
Cano Health, Inc. (a)	961,835	5,934,522
CareMax, Inc. Class A (a)	332,596	2,274,957
Castle Biosciences, Inc. (a)	124,542	3,611,718
Chemed Corp.	74,934	35,682,821
Clover Health Investments Corp. (a)(b)	1,581,195	4,126,919
Community Health Systems, Inc. (a)	650,143	1,729,380
Corvel Corp. (a)	47,296	7,348,852
Covetrus, Inc. (a)	530,679	11,075,271
Cross Country Healthcare, Inc. (a)	181,726	4,612,206
CynergisTek, Inc. (a)	40,583	50,729
DocGo, Inc. Class A (a)(b)	387,928	3,956,866
Encompass Health Corp.	497,772	24,176,786
Enhabit Home Health & Hospice (a)	249,327	4,138,828
Enzo Biochem, Inc. (a)	222,942	539,520
Fulgent Genetics, Inc. (a)	100,946	4,388,123
Great Elm Group, Inc. (a)	108,115	227,042
Guardant Health, Inc. (a)	515,771	25,819,496
Hanger, Inc. (a)	189,298	3,526,622
HealthEquity, Inc. (a)	427,070	28,220,786
Hims & Hers Health, Inc. (a)(b)	637,471	4,054,316
IMAC Holdings, Inc. (a)	114,643	54,341
InfuSystems Holdings, Inc. (a)	96,612	744,879
Innovage Holding Corp. (a)(b)	94,083	345,285
Invitae Corp. (a)(b)	1,054,863	3,206,784
LHC Group, Inc. (a)	156,378	25,250,356
LifeStance Health Group, Inc. (a)(b)	208,897	1,313,962
Modivcare, Inc. (a)	61,861	6,700,784
National Healthcare Corp.	68,502	4,757,464
National Research Corp. Class A	69,759	2,379,479
Novo Integrated Sciences, Inc. (a)	7,705	12,713
Oak Street Health, Inc. (a)(b)	700,859	18,362,506
Ontrak, Inc. (a)(b)	75,546	49,135
Opko Health, Inc. (a)(b)	2,084,599	4,544,426
Option Care Health, Inc. (a)	752,994	23,312,694
Owens & Minor, Inc.	383,864	11,327,827
P3 Health Partners, Inc. Class A (a)(b)	73,743	362,816
Patterson Companies, Inc.	440,975	12,298,793
Pediatrix Medical Group, Inc. (a)	435,202	7,755,300
Pennant Group, Inc. (a)	136,593	2,140,412
PetIQ, Inc. Class A (a)	133,241	1,244,471
Precipio, Inc. (a)	125,273	147,822
Premier, Inc.	596,087	21,006,106
Privia Health Group, Inc. (a)(b)	137,852	5,485,131
Progyny, Inc. (a)	358,685	14,422,724
Psychemedics Corp.	23,802	157,569
R1 Rcm, Inc. (a)	679,067	14,837,614
RadNet, Inc. (a)	239,316	4,807,858
Regional Health Properties, Inc. (a)(b)	10,873	39,904
Select Medical Holdings Corp.	522,213	13,389,541
Sema4 Holdings Corp. Class A (a)(b)	1,331,208	1,357,832
Signify Health, Inc. (a)(b)	127,017	3,543,774
Sonida Senior Living, Inc. (a)	19,834	401,639
Star Equity Holdings, Inc. (a)(b)	26,196	28,030
SunLink Health Systems, Inc. (a)(b)	28,814	41,204
Surgery Partners, Inc. (a)	183,246	5,044,762
Talkspace, Inc. Class A (a)(b)	469,824	624,866
Tenet Healthcare Corp. (a)	543,294	30,696,111
The Ensign Group, Inc.	265,553	22,651,671
The Joint Corp. (a)	72,037	1,313,955
The Oncology Institute, Inc. (a)(b)	52,928	336,093
U.S. Physical Therapy, Inc.	65,276	5,392,450
Vivos Therapeutics, Inc. (a)(b)	112,282	138,107
		589,028,146
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	581,805	9,890,685
American Well Corp. (a)	1,032,234	4,696,665
Augmedix, Inc. (b)	101,316	171,224
Better Therapeutics, Inc. (a)	32,728	55,965
Biotricity, Inc. (a)(b)	214,879	240,664
CareCloud, Inc. (a)	42,042	135,796
Certara, Inc. (a)	525,216	8,230,135
Change Healthcare, Inc. (a)	1,269,540	31,192,598
Computer Programs & Systems, Inc. (a)	76,087	2,321,414
Convey Health Solutions Holdin (a)	72,482	760,336
Definitive Healthcare Corp. (b)	135,386	2,718,551
Doximity, Inc. (a)(b)	468,998	15,566,044
Evolent Health, Inc. (a)	421,499	15,490,088
Forian, Inc. (a)	97,079	401,907
GoodRx Holdings, Inc. (a)(b)	348,216	2,124,118
Health Catalyst, Inc. (a)(b)	276,946	3,323,352
HealthStream, Inc. (a)	122,752	2,716,502
HTG Molecular Diagnostics (a)	29,052	25,072
iCAD, Inc. (a)	117,358	353,248
iSpecimen, Inc. (a)(b)	12,588	27,568
MultiPlan Corp. Class A (a)(b)	1,224,964	4,311,873
NantHealth, Inc. (a)(b)	232,251	111,806
Nextgen Healthcare, Inc. (a)	288,666	4,947,735
OptimizeRx Corp. (a)(b)	93,768	1,488,098
Pear Therapeutics, Inc. Class A (a)	166,914	293,769
Phreesia, Inc. (a)	262,565	6,737,418
Schrodinger, Inc. (a)	236,747	6,496,338
SCWorx, Corp. (a)	37,084	24,661
Sharecare, Inc. Class A (a)(b)	1,504,654	2,753,517
Simulations Plus, Inc.	79,134	4,751,997
Streamline Health Solutions, Inc. (a)(b)	197,716	324,254
Tabula Rasa HealthCare, Inc. (a)(b)	123,857	600,706
Teladoc Health, Inc. (a)(b)	815,797	25,338,655
UpHealth, Inc. (a)	380,137	232,188
Veeva Systems, Inc. Class A (a)	706,395	140,798,651
		299,653,598
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	474,419	15,651,083
Absci Corp. (a)	75,898	255,776
Adaptive Biotechnologies Corp. (a)	550,739	4,912,592
Akoya Biosciences, Inc. (a)	34,484	393,118
Alpha Teknova, Inc. (a)	31,211	140,762
Applied DNA Sciences, Inc. (a)	32,415	101,135
Avantor, Inc. (a)	3,084,246	76,828,568
Azenta, Inc.	378,814	19,967,286
Berkeley Lights, Inc. (a)(b)	215,555	791,087
BioNano Genomics, Inc. (a)(b)	1,438,955	3,568,608
Bruker Corp.	504,347	28,243,432
Champions Oncology, Inc. (a)(b)	21,092	168,314
ChromaDex, Inc. (a)(b)	300,552	432,795
Codex DNA, Inc. (a)(b)	39,730	76,282
Codexis, Inc. (a)	298,103	2,089,702
Cytek Biosciences, Inc. (a)	78,516	914,711
Harvard Bioscience, Inc. (a)	190,061	627,201
Inotiv, Inc. (a)(b)	78,028	1,527,008
IsoPlexis Corp.	36,857	71,503
Maravai LifeSciences Holdings, Inc. (a)	553,076	11,542,696
Medpace Holdings, Inc. (a)	136,229	20,108,763
Miromatrix Medical, Inc. (a)	16,685	56,062
Nanostring Technologies, Inc. (a)	239,307	3,245,003
Nautilus Biotechnology, Inc. (a)(b)	285,571	631,112
NeoGenomics, Inc. (a)	636,122	6,393,026
Pacific Biosciences of California, Inc. (a)(b)	1,134,594	6,648,721
Personalis, Inc. (a)	201,015	665,360
Quanterix Corp. (a)	171,227	1,600,972
Quantum-Si, Inc. (a)(b)	414,055	1,291,852
Rapid Micro Biosystems, Inc. (a)(b)	46,037	153,303
Science 37 Holdings, Inc. (a)(b)	266,310	420,770
Seer, Inc. (a)(b)	184,486	1,863,309
Singular Genomics Systems, Inc. (a)(b)	60,225	160,801
SomaLogic, Inc. Class A (a)	729,782	2,685,598
Sotera Health Co. (a)	501,629	8,482,546
Standard BioTools, Inc. (a)(b)	390,331	550,367
Syneos Health, Inc. (a)	515,445	30,983,399
		254,244,623
Pharmaceuticals - 1.3%
9 Meters Biopharma, Inc. (a)	1,231,676	326,517
AcelRx Pharmaceuticals, Inc. (a)(b)	616,882	181,980
Acer Therapeutics, Inc. (a)(b)	57,960	77,087
Aclaris Therapeutics, Inc. (a)	257,185	4,091,813
Adamis Pharmaceuticals Corp. (a)(b)	787,821	262,344
Adial Pharmaceuticals, Inc. (a)	73,973	39,709
Aerie Pharmaceuticals, Inc. (a)	241,375	3,644,763
Agile Therapeutics, Inc. (a)(b)	10,499	4,226
Alimera Sciences, Inc. (a)(b)	14,092	95,826
Amneal Pharmaceuticals, Inc. (a)	514,275	1,115,977
Amphastar Pharmaceuticals, Inc. (a)	190,450	5,637,320
Ampio Pharmaceuticals, Inc. (a)(b)	930,408	93,971
Amylyx Pharmaceuticals, Inc. (b)	54,562	1,377,145
AN2 Therapeutics, Inc. (b)	26,000	445,640
Anebulo Pharmaceuticals, Inc. (a)(b)	1,879	5,975
Angion Biomedica Corp. (a)	27,222	27,766
ANI Pharmaceuticals, Inc. (a)(b)	67,376	2,485,501
Aquestive Therapeutics, Inc. (a)	129,256	186,775
Artelo Biosciences, Inc. (a)(b)	6,776	26,088
Arvinas Holding Co. LLC (a)	221,678	9,385,847
Assertio Holdings, Inc. (a)(b)	228,514	582,711
Atea Pharmaceuticals, Inc. (a)	268,134	2,011,005
Athira Pharma, Inc. (a)	168,986	571,173
Avenue Therapeutics, Inc. (a)	52,769	12,707
Axsome Therapeutics, Inc. (a)(b)	155,998	9,952,672
Aytu BioScience, Inc. (a)(b)	177,900	39,583
Baudax Bio, Inc. (a)(b)	36,778	11,990
Biofrontera, Inc. (b)	39,152	45,416
Cara Therapeutics, Inc. (a)(b)	223,730	2,308,894
Cassava Sciences, Inc. (a)(b)	191,684	4,932,029
CinCor Pharma, Inc.	90,730	3,063,952
Citius Pharmaceuticals, Inc. (a)(b)	717,285	882,261
Clarus Therapeutics Holdings, Inc. (a)(b)	212,089	15,907
Clearside Biomedical, Inc. (a)	292,230	400,355
Clever Leaves Holdings, Inc. (a)(b)	104,774	85,810
CNS Pharmaceuticals, Inc. (a)(b)	65,019	15,891
Cocrystal Pharma, Inc. (a)(b)	542,932	217,661
Collegium Pharmaceutical, Inc. (a)	170,711	3,001,099
Context Therapeutics, Inc.	39,743	75,512
Corcept Therapeutics, Inc. (a)(b)	485,514	12,535,971
CorMedix, Inc. (a)(b)	198,412	700,394
Cumberland Pharmaceuticals, Inc. (a)	32,599	76,608
CymaBay Therapeutics, Inc. (a)	399,189	1,413,129
Dare Bioscience, Inc. (a)(b)	456,489	493,008
Dermata Therapeutics, Inc.	10,769	6,138
DICE Therapeutics, Inc.	65,631	1,030,407
Durect Corp. (a)(b)	1,191,484	866,805
Edgewise Therapeutics, Inc. (a)	61,062	615,505
Elanco Animal Health, Inc. (a)	2,379,106	35,995,874
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)	361,433	130,116
Enveric Biosciences, Inc. (a)(b)	2,397	13,375
Esperion Therapeutics, Inc. (a)(b)	310,473	2,316,129
Eton Pharmaceuticals, Inc. (a)(b)	93,991	212,420
Evoke Pharma, Inc. (a)	11,800	31,860
Evolus, Inc. (a)(b)	181,493	1,744,148
Eyenovia, Inc. (a)	95,237	155,236
Eyepoint Pharmaceuticals, Inc. (a)(b)	126,335	1,263,350
Fulcrum Therapeutics, Inc. (a)	153,143	1,133,258
Graybug Vision, Inc. (a)	43,204	43,195
Harmony Biosciences Holdings, Inc. (a)	116,760	5,126,932
Harrow Health, Inc. (a)(b)	129,103	1,160,636
Hepion Pharmaceuticals, Inc. (a)(b)	400,635	273,514
Hoth Therapeutics, Inc. (a)	64,818	27,872
Ikena Oncology, Inc. (a)	45,994	218,472
IMARA, Inc. (a)	23,095	27,252
Innoviva, Inc. (a)	319,910	4,210,016
Intra-Cellular Therapies, Inc. (a)	438,712	22,049,665
Jaguar Health, Inc. (a)(b)	213,151	50,090
Jazz Pharmaceuticals PLC (a)	314,182	48,767,330
Kala Pharmaceuticals, Inc. (a)(b)	258,780	78,669
KemPharm, Inc. (a)(b)	164,362	897,417
Kiora Pharmaceuticals, Inc. (a)(b)	123,881	24,082
Landos Biopharma, Inc. (a)	35,344	31,810
Lannett Co., Inc. (a)(b)	228,505	115,144
Lexaria Bioscience Corp. (a)(b)	39,912	118,140
Lipocine, Inc. (a)(b)	487,608	282,813
Liquidia Technologies, Inc. (a)	268,357	1,548,420
Longboard Pharmaceuticals, Inc. (a)	2,450	8,208
Lyra Therapeutics, Inc. (a)(b)	76,473	442,779
Marinus Pharmaceuticals, Inc. (a)(b)	173,980	1,210,901
MyMD Pharmaceuticals, Inc. (a)(b)	154,811	578,993
Nektar Therapeutics (a)(b)	955,943	3,766,415
NGM Biopharmaceuticals, Inc. (a)	192,159	2,711,363
NovaBay Pharmaceuticals, Inc. (a)(b)	140,830	33,095
Novan, Inc. (a)(b)	82,274	208,976
NRX Pharmaceuticals, Inc. (a)(b)	166,834	108,442
Nutriband, Inc.	35,535	136,810
Nuvation Bio, Inc. (a)(b)	576,104	1,613,091
Ocular Therapeutix, Inc. (a)	408,668	2,076,033
Ocuphire Pharma, Inc. (a)(b)	64,450	146,302
Ocuphire Pharma, Inc. rights (a)(c)	5,723	4,742
Omeros Corp. (a)(b)	321,710	1,296,491
Onconova Therapeutics, Inc. (a)	83,735	100,063
Opiant Pharmaceuticals, Inc. (a)	27,850	333,922
OptiNose, Inc. (a)(b)	317,959	1,160,550
Otonomy, Inc. (a)(b)	256,182	93,763
Pacira Biosciences, Inc. (a)	228,595	11,996,666
Palisade Bio, Inc. (a)(b)	60,922	9,918
Palisade Bio, Inc. rights (a)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	247,502	621,230
Perrigo Co. PLC	680,580	25,467,304
Petros Pharmaceuticals, Inc. (a)(b)	49,607	32,517
Phathom Pharmaceuticals, Inc. (a)(b)	86,278	736,814
Phibro Animal Health Corp. Class A	105,470	1,562,011
Pliant Therapeutics, Inc. (a)(b)	166,041	3,201,270
PLx Pharma PLC (a)(b)	134,654	111,911
Prestige Brands Holdings, Inc. (a)	255,510	12,923,696
Processa Pharmaceuticals, Inc. (a)(b)	31,272	85,998
ProPhase Labs, Inc. (b)	65,600	794,416
Provention Bio, Inc. (a)	271,256	1,171,826
Pulmatrix, Inc. (a)(b)	14,082	62,242
Rain Therapeutics, Inc. (a)	40,292	238,932
Rani Therapeutics Holdings, Inc. (a)(b)	42,257	376,087
Reata Pharmaceuticals, Inc. (a)(b)	137,151	3,279,280
Relmada Therapeutics, Inc. (a)(b)	146,798	4,277,694
Revance Therapeutics, Inc. (a)	339,889	6,763,791
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	56,975	124,775
Roivant Sciences Ltd. (a)(b)	489,295	1,741,890
Royalty Pharma PLC	1,822,666	76,205,665
RVL Pharmaceuticals PLC (a)(b)	137,211	308,725
Satsuma Pharmaceuticals, Inc. (a)	103,388	665,819
scPharmaceuticals, Inc. (a)(b)	37,267	218,012
SCYNEXIS, Inc. (a)(b)	117,806	298,049
Seelos Therapeutics, Inc. (a)(b)	580,711	656,203
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	81,318	43,099
SIGA Technologies, Inc. (b)	187,015	2,820,186
Sonoma Pharmaceuticals, Inc. (a)	29,687	82,530
Supernus Pharmaceuticals, Inc. (a)	268,379	9,186,613
Tarsus Pharmaceuticals, Inc. (a)(b)	60,924	937,011
Terns Pharmaceuticals, Inc. (a)	41,060	160,134
TFF Pharmaceuticals, Inc. (a)(b)	110,224	508,133
TherapeuticsMD, Inc. (a)(b)	1,409	13,963
Theravance Biopharma, Inc. (a)	276,134	2,487,967
Theseus Pharmaceuticals, Inc. (b)	54,526	371,867
Timber Pharmaceuticals, Inc. (a)(b)	162,136	18,937
Titan Pharmaceuticals, Inc. (a)(b)	30,736	40,572
Trevi Therapeutics, Inc. (a)	122,665	390,075
Tricida, Inc. (a)(b)	167,562	2,097,876
Vallon Pharamceuticals, Inc. (a)(b)	8,271	3,391
Ventyx Biosciences, Inc. (b)	50,347	1,027,079
Verrica Pharmaceuticals, Inc. (a)	65,681	257,470
Virpax Pharmaceuticals, Inc. (a)(b)	44,705	56,775
Vyne Therapeutics, Inc. (a)(b)	270,515	84,752
WAVE Life Sciences (a)	259,602	771,018
Xeris Biopharma Holdings, Inc. (a)(b)	593,900	991,813
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	47,824
Zynerba Pharmaceuticals, Inc. (a)(b)	244,290	285,819
		396,172,685
TOTAL HEALTH CARE		4,120,529,598
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.2%
AAR Corp. (a)	166,193	7,126,356
Aerojet Rocketdyne Holdings, Inc. (a)	379,358	16,338,949
AeroVironment, Inc. (a)	117,975	10,458,484
AerSale Corp. (a)	83,481	1,609,514
Air Industries Group, Inc. (a)	121,183	84,440
Archer Aviation, Inc. Class A (a)(b)	634,942	2,247,695
Astra Space, Inc. Class A (a)(b)	614,719	524,294
Astronics Corp. (a)	131,265	1,208,951
Astrotech Corp. (a)(b)	268,705	123,604
Axon Enterprise, Inc. (a)	358,777	41,862,100
BWX Technologies, Inc.	460,355	23,998,306
Byrna Technologies, Inc. (a)(b)	83,946	749,638
Cadre Holdings, Inc.	30,864	787,032
Curtiss-Wright Corp.	193,590	28,494,512
Ducommun, Inc. (a)	56,378	2,480,632
HEICO Corp.	220,841	33,634,084
HEICO Corp. Class A	369,172	45,253,104
Hexcel Corp.	423,973	24,874,496
Innovative Solutions & Support, Inc. (a)	68,000	486,200
Kaman Corp.	138,120	4,381,166
Kratos Defense & Security Solutions, Inc. (a)	638,762	8,010,075
Maxar Technologies, Inc.	372,977	8,888,042
Mercury Systems, Inc. (a)	292,098	14,058,677
Momentus, Inc. Class A (a)(b)	271,424	480,420
Moog, Inc. Class A	146,205	10,962,451
National Presto Industries, Inc.	25,906	1,767,307
Park Aerospace Corp.	99,858	1,149,366
Parsons Corp. (a)	134,602	5,569,831
Redwire Corp. (a)(b)	87,570	241,693
Rocket Lab U.S.A., Inc. Class A (a)	748,642	4,117,531
Sidus Space, Inc. Class A (b)	18,519	50,557
SIFCO Industries, Inc. (a)	15,619	51,699
Sigma Additive Solutions, Inc. (a)(b)	59,467	59,467
Spirit AeroSystems Holdings, Inc. Class A	531,276	15,991,408
Terran Orbital Corp. Class A (a)(b)	278,027	1,167,713
Triumph Group, Inc. (a)	326,522	4,241,521
V2X, Inc. (a)	59,643	2,067,226
Virgin Galactic Holdings, Inc. (a)(b)	901,276	5,326,541
VirTra, Inc. (a)	50,422	268,245
Woodward, Inc.	303,357	28,233,436
		359,426,763
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	7,650	128,826
Air Transport Services Group, Inc. (a)	294,819	8,882,896
Atlas Air Worldwide Holdings, Inc. (a)	132,124	13,201,830
Forward Air Corp.	136,484	13,244,407
GXO Logistics, Inc. (a)	515,213	22,865,153
Hub Group, Inc. Class A (a)	171,961	13,724,207
Radiant Logistics, Inc. (a)	238,015	1,666,105
		73,713,424
Airlines - 0.2%
Allegiant Travel Co. (a)	77,525	7,481,163
Blade Air Mobility, Inc. (a)(b)	245,515	1,266,857
Frontier Group Holdings, Inc. (a)	153,420	1,979,118
Hawaiian Holdings, Inc. (a)	253,678	3,802,633
JetBlue Airways Corp. (a)	1,625,645	12,663,775
Joby Aviation, Inc. (a)(b)	1,347,957	7,144,172
Mesa Air Group, Inc. (a)	164,301	399,251
SkyWest, Inc. (a)	257,095	5,473,553
Spirit Airlines, Inc. (a)	550,444	12,484,070
Sun Country Airlines Holdings, Inc. (a)	155,202	3,091,624
Wheels Up Experience, Inc. Class A (a)(b)	876,767	1,639,554
		57,425,770
Building Products - 1.5%
AAON, Inc.	212,153	12,194,554
Advanced Drain Systems, Inc.	287,015	38,947,936
AeroClean Technologies, Inc. (b)	15,625	50,781
Alpha PRO Tech Ltd. (a)(b)	59,581	246,070
American Woodmark Corp. (a)	82,437	4,272,710
Apogee Enterprises, Inc.	110,724	4,521,968
Applied UV, Inc. (a)(b)	21,528	36,167
Armstrong World Industries, Inc.	237,920	19,982,901
Builders FirstSource, Inc. (a)	873,283	51,183,117
Carlisle Companies, Inc.	260,149	76,915,653
CEA Industrie, Inc. (a)(b)	43,158	55,242
CSW Industrials, Inc.	79,656	10,084,450
Gibraltar Industries, Inc. (a)	165,535	6,927,640
Griffon Corp.	243,605	7,637,017
Hayward Holdings, Inc. (a)(b)	302,980	3,184,320
Insteel Industries, Inc.	99,699	2,881,301
Janus International Group, Inc. (a)	282,350	2,916,676
Jeld-Wen Holding, Inc. (a)	441,678	4,924,710
Lennox International, Inc.	166,016	39,863,762
Masonite International Corp. (a)	114,995	9,408,891
Owens Corning	490,708	40,105,565
PGT Innovations, Inc. (a)	300,506	6,286,586
Quanex Building Products Corp.	171,714	3,829,222
Resideo Technologies, Inc. (a)	736,272	15,329,183
Simpson Manufacturing Co. Ltd.	219,136	20,300,759
Tecnoglass, Inc.	105,859	2,305,609
The AZEK Co., Inc. (a)	570,678	10,414,874
Trex Co., Inc. (a)	569,499	26,646,858
UFP Industries, Inc.	317,537	25,209,262
View, Inc. Class A (a)(b)	322,453	573,966
Zurn Elkay Water Solutions Cor	634,525	17,500,200
		464,737,950
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	338,858	15,723,011
ACCO Brands Corp.	491,263	2,913,190
Acme United Corp.	16,916	486,335
ACV Auctions, Inc. Class A (a)	570,004	4,850,734
Aqua Metals, Inc. (a)(b)	426,312	390,161
ARC Document Solutions, Inc.	184,946	545,591
Aris Water Solution, Inc. Class A (b)	102,336	1,739,712
Aurora Innovation, Inc. (a)(b)	1,421,564	3,042,147
Avalon Holdings Corp. Class A (a)	10,231	32,169
Brady Corp. Class A	244,743	11,390,339
BrightView Holdings, Inc. (a)	231,017	2,337,892
Casella Waste Systems, Inc. Class A (a)	256,513	21,016,110
CECO Environmental Corp. (a)	151,840	1,512,326
Charah Solutions, Inc. (a)	88,754	227,210
Cimpress PLC (a)	99,233	3,332,244
Clean Harbors, Inc. (a)	251,831	29,569,996
CompX International, Inc. Class A	7,210	172,824
CoreCivic, Inc. (a)	614,943	5,860,407
Deluxe Corp.	223,485	4,299,851
Driven Brands Holdings, Inc. (a)	282,837	8,889,567
DSS, Inc. (a)	376,284	132,264
Ennis, Inc.	133,117	2,826,074
Fuel Tech, Inc. (a)	99,607	140,446
Harsco Corp. (a)	399,565	2,265,534
Healthcare Services Group, Inc.	373,062	5,248,982
Heritage-Crystal Clean, Inc. (a)	80,301	2,615,404
HNI Corp.	217,619	6,963,808
IAA, Inc. (a)	675,898	25,183,959
Interface, Inc.	301,982	3,373,139
JanOne, Inc. (a)(b)	13,104	38,919
KAR Auction Services, Inc. (a)(b)	615,218	8,982,183
Kimball International, Inc. Class B	188,569	1,442,553
Knightscope, Inc. Class A	46,991	123,116
Matthews International Corp. Class A	156,827	3,922,243
Millerknoll, Inc.	382,446	10,586,105
Montrose Environmental Group, Inc. (a)	136,999	5,508,730
MSA Safety, Inc.	185,467	22,044,608
NL Industries, Inc.	43,714	385,120
Odyssey Marine Exploration, Inc. (a)(b)	41,628	129,879
Performant Financial Corp. (a)	262,058	547,701
Perma-Fix Environmental Services, Inc. (a)	23,571	120,684
Pitney Bowes, Inc.	833,651	2,409,251
Quad/Graphics, Inc. (a)(b)	173,630	548,671
Quest Resource Holding Corp. (a)	61,357	385,936
Recycling Asset Holdings, Inc. (a)(c)	12,605	441
Shapeways Holdings, Inc. (a)(b)	54,973	46,969
SP Plus Corp. (a)	119,151	3,948,664
Steelcase, Inc. Class A	440,549	4,925,338
Stericycle, Inc. (a)	461,915	23,137,322
Team, Inc. (a)	193,530	249,654
Tetra Tech, Inc.	270,708	36,764,853
The Brink's Co.	237,960	13,154,429
The GEO Group, Inc. (a)	631,484	5,165,539
TOMI Environmental Solutions, Inc. (a)(b)	100,658	81,503
UniFirst Corp.	75,234	13,561,681
Viad Corp. (a)	104,186	3,977,821
Virco Manufacturing Co. (a)	16,985	73,715
VSE Corp.	54,767	2,291,999
Wilhelmina International, Inc. (a)	27,350	124,716
		331,761,769
Construction & Engineering - 1.2%
AECOM	713,394	52,184,771
Ameresco, Inc. Class A (a)(b)	157,724	10,859,297
API Group Corp. (a)	1,044,315	16,239,098
Arcosa, Inc.	244,128	14,269,282
Argan, Inc.	74,124	2,563,949
Bowman Consulting Group Ltd. (a)	33,071	504,333
Comfort Systems U.S.A., Inc.	181,406	18,202,278
Concrete Pumping Holdings, Inc. (a)	150,432	1,007,894
Construction Partners, Inc. Class A (a)	206,411	6,039,586
Dycom Industries, Inc. (a)	149,010	16,707,001
EMCOR Group, Inc.	258,950	30,794,334
Fluor Corp. (a)	715,471	18,917,053
FTE Networks, Inc. (a)(b)(c)	20,159	29,835
Granite Construction, Inc.	227,260	6,813,255
Great Lakes Dredge & Dock Corp. (a)	333,320	3,189,872
IES Holdings, Inc. (a)	46,943	1,426,598
Infrastructure and Energy Alternatives, Inc. (a)	150,858	2,143,692
INNOVATE Corp. (a)(b)	256,303	392,144
iSun, Inc. (a)(b)	31,709	93,859
Limbach Holdings, Inc. (a)	39,165	314,495
MasTec, Inc. (a)	289,867	23,334,294
Matrix Service Co. (a)	135,772	771,185
MDU Resources Group, Inc.	1,030,622	31,073,253
MYR Group, Inc. (a)	87,443	8,126,952
Northwest Pipe Co. (a)	51,011	1,615,008
NV5 Global, Inc. (a)	60,034	8,450,386
Orbital Infrastructure Group I (a)(b)	366,499	293,199
Orion Group Holdings, Inc. (a)	155,073	494,683
Primoris Services Corp.	267,286	5,417,887
QualTek Services, Inc. Class A (a)(b)	78,575	154,793
SG Blocks, Inc. (a)(b)	45,139	102,917
Sterling Construction Co., Inc. (a)	153,375	3,878,854
Tutor Perini Corp. (a)	210,296	1,425,807
Valmont Industries, Inc.	107,714	29,817,389
Williams Industrial Services G (a)	94,490	155,909
Willscot Mobile Mini Holdings (a)	1,125,319	45,170,305
		362,975,447
Electrical Equipment - 1.7%
Acuity Brands, Inc.	174,883	28,668,570
Advent Technologies Holdings, Inc. Class A (a)(b)	184,912	580,624
Allied Motion Technologies, Inc.	64,493	2,258,545
American Superconductor Corp. (a)(b)	138,449	739,318
Array Technologies, Inc. (a)	676,407	14,136,906
Atkore, Inc. (a)	218,424	18,437,170
AZZ, Inc.	124,515	5,305,584
Babcock & Wilcox Enterprises, Inc. (a)	281,323	2,244,958
Beam Global (a)(b)	48,293	708,458
Bitnile Holdings, Inc. (a)(b)	1,410,157	422,906
Blink Charging Co. (a)(b)	186,476	3,984,992
Bloom Energy Corp. Class A (a)(b)	879,766	22,354,854
Broadwind, Inc. (a)	84,152	254,139
Capstone Turbine Corp. (a)(b)	63,494	153,021
ChargePoint Holdings, Inc. Class A (a)(b)	902,437	14,682,650
Encore Wire Corp.	100,092	13,021,969
Energous Corp. (a)(b)	376,041	515,176
Energy Focus, Inc. (a)(b)	14,609	10,955
Energy Vault Holdings, Inc. Class A (a)(b)	283,710	1,563,242
EnerSys	203,555	12,695,725
Enovix Corp. (a)(b)	526,608	11,648,569
Eos Energy Enterprises, Inc. (a)(b)	205,730	423,804
Espey Manufacturing & Electronics Corp. (a)	5,225	77,748
ESS Tech, Inc. Class A (a)(b)	308,835	1,371,227
Fluence Energy, Inc. (b)	174,074	3,472,776
Flux Power Holdings, Inc. (a)(b)	53,066	132,134
FTC Solar, Inc. (a)(b)	125,740	520,564
FuelCell Energy, Inc. (a)(b)	1,850,787	7,754,798
GrafTech International Ltd.	997,170	5,863,360
Heliogen, Inc. (a)	470,881	1,130,114
Hubbell, Inc. Class B	270,816	55,869,341
Ideal Power, Inc. (a)(b)	25,362	367,749
KULR Technology Group, Inc. (a)(b)	322,838	468,115
LSI Industries, Inc.	138,248	1,070,040
NuScale Power Corp. (a)(b)	87,457	1,199,910
Nuvve Holding Corp. (a)(b)	71,623	205,558
nVent Electric PLC	837,784	27,613,361
Ocean Power Technologies, Inc. (a)(b)	314,281	342,566
Orion Energy Systems, Inc. (a)	147,086	247,104
Pineapple Energy, Inc. (a)(b)	13,781	31,972
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)	18,460	64,056
Plug Power, Inc. (a)(b)	2,627,877	73,685,671
Polar Power, Inc. (a)(b)	51,179	170,426
Powell Industries, Inc.	47,626	1,174,457
Preformed Line Products Co.	15,461	1,202,866
Regal Rexnord Corp.	338,227	46,536,653
Romeo Power, Inc. (a)(b)	540,198	332,222
Sensata Technologies, Inc. PLC	792,956	31,940,268
SES AI Corp. Class A (a)(b)	482,585	2,287,453
Shoals Technologies Group, Inc. (a)	570,426	15,042,134
Stem, Inc. (a)(b)	680,392	10,695,762
Sunrun, Inc. (a)	1,062,176	35,083,673
Sunworks, Inc. (a)(b)	174,556	598,727
Thermon Group Holdings, Inc. (a)	167,328	2,936,606
TPI Composites, Inc. (a)(b)	188,707	3,508,063
Ultralife Corp. (a)	51,971	259,855
Vertiv Holdings Co.	1,530,437	17,645,939
Vicor Corp. (a)	109,186	7,767,492
Westwater Resources, Inc. (a)(b)	262,784	367,898
		513,850,793
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	74,288	21,336
Machinery - 2.7%
AGCO Corp.	307,958	33,478,114
AgEagle Aerial Systems, Inc. (a)(b)	460,161	264,316
Agrify Corp. (a)(b)	103,852	73,745
Alamo Group, Inc.	50,098	6,550,814
Albany International Corp. Class A	155,885	13,747,498
Allison Transmission Holdings, Inc.	484,999	17,586,064
Altra Industrial Motion Corp.	330,767	12,552,608
Art's-Way Manufacturing Co., Inc. (a)	31,377	77,815
Astec Industries, Inc.	118,109	4,509,402
Barnes Group, Inc.	238,850	7,416,293
Berkshire Grey, Inc. Class A (a)(b)	228,638	461,849
Blue Bird Corp. (a)	104,452	1,239,845
Chart Industries, Inc. (a)(b)	180,561	35,003,555
Chicago Rivet & Machine Co.	755	20,959
CIRCOR International, Inc. (a)	103,389	1,685,241
Columbus McKinnon Corp. (NY Shares)	142,881	4,376,445
Commercial Vehicle Group, Inc. (a)	159,978	1,044,656
Crane Holdings Co.	240,154	22,660,931
Desktop Metal, Inc. (a)(b)	974,708	3,099,571
Donaldson Co., Inc.	624,165	32,050,873
Douglas Dynamics, Inc.	114,425	3,329,768
Eastern Co.	28,584	572,538
Energy Recovery, Inc. (a)	190,403	4,367,845
Enerpac Tool Group Corp. Class A	307,097	5,957,682
EnPro Industries, Inc.	102,261	9,260,756
ESAB Corp.	229,879	9,445,728
ESCO Technologies, Inc.	129,947	10,581,584
Evoqua Water Technologies Corp. (a)	614,381	21,552,485
Fast Radius, Inc. Class A (a)(b)	81,720	59,664
Fathom Digital Manufacturing Corp. (a)(b)	42,183	160,295
Federal Signal Corp.	308,830	12,313,052
Flowserve Corp.	657,844	20,044,507
Franklin Electric Co., Inc.	195,451	16,974,919
FreightCar America, Inc. (a)(b)	61,296	254,991
Gates Industrial Corp. PLC (a)	479,234	5,137,388
Gencor Industries, Inc. (a)	33,483	333,826
Gorman-Rupp Co.	116,806	3,084,846
Graco, Inc.	854,543	54,554,025
Graham Corp.	47,306	450,826
Helios Technologies, Inc.	165,521	9,040,757
Hillenbrand, Inc.	365,062	15,212,134
Hillman Solutions Corp. Class A (a)(b)	532,969	4,471,610
Hurco Companies, Inc.	30,319	735,842
Hydrofarm Holdings Group, Inc. (a)(b)	192,358	654,017
Hyliion Holdings Corp. Class A (a)(b)	566,325	1,987,801
Hyster-Yale Materials Handling Class A	51,477	1,499,525
Hyzon Motors, Inc. Class A (a)(b)	440,564	938,401
ITT, Inc.	419,752	30,444,613
John Bean Technologies Corp.	161,288	16,654,599
Kadant, Inc.	59,504	10,676,803
Kennametal, Inc.	423,298	9,922,105
L.B. Foster Co. Class A (a)	57,034	747,145
Lightning eMotors, Inc. (a)(b)	149,157	423,606
Lincoln Electric Holdings, Inc.	293,042	40,055,911
Lindsay Corp.	55,466	8,894,528
LiqTech International, Inc. (a)(b)	84,048	39,503
Luxfer Holdings PLC sponsored	144,429	2,375,857
Manitex International, Inc. (a)	79,396	429,532
Manitowoc Co., Inc. (a)	174,072	1,662,388
Markforged Holding Corp. (a)(b)	366,669	891,006
Mayville Engineering Co., Inc. (a)	38,921	270,890
Microvast Holdings, Inc. (a)(b)	1,177,103	2,895,673
Middleby Corp. (a)	274,838	39,527,201
Miller Industries, Inc.	59,863	1,407,379
Mueller Industries, Inc.	287,781	18,179,126
Mueller Water Products, Inc. Class A	787,244	8,880,112
Nikola Corp. (a)(b)	1,085,879	5,820,311
NN, Inc. (a)(b)	226,937	485,645
Omega Flex, Inc. (b)	16,014	1,617,734
Oshkosh Corp.	332,255	26,500,659
P&F Industries, Inc. Class A	17,745	100,259
Park-Ohio Holdings Corp.	43,693	724,867
Perma-Pipe International Holdings, Inc. (a)	40,568	381,339
Proterra, Inc. Class A (a)(b)	957,612	5,783,976
Proto Labs, Inc. (a)	138,213	5,307,379
RBC Bearings, Inc. (a)	146,016	35,143,131
REV Group, Inc.	171,872	1,979,965
Sarcos Technology and Robotics Corp. Class A (a)(b)	305,363	1,001,591
Shyft Group, Inc. (The)	160,521	3,844,478
SPX Corp. (a)	230,844	13,171,959
Standex International Corp.	60,136	5,436,896
Taylor Devices, Inc. (a)	3,725	37,325
Tennant Co.	94,460	5,700,661
Terex Corp.	350,996	11,660,087
The Greenbrier Companies, Inc.	161,874	4,615,028
The L.S. Starrett Co. Class A (a)	19,876	177,890
Timken Co.	337,077	21,232,480
Titan International, Inc. (a)	258,337	3,624,468
Toro Co.	528,138	43,798,484
Trinity Industries, Inc.	347,103	8,462,371
Twin Disc, Inc. (a)	42,540	395,622
Urban-Gro, Inc. (a)(b)	46,704	176,074
Velo3D, Inc. (a)(b)	322,566	1,390,259
Wabash National Corp.	248,396	4,086,114
Watts Water Technologies, Inc. Class A	137,719	19,076,836
Xos, Inc. Class A (a)(b)	282,816	429,880
		837,419,151
Marine - 0.1%
Eagle Bulk Shipping, Inc.	70,444	3,060,087
Genco Shipping & Trading Ltd.	184,663	2,531,730
Kirby Corp. (a)	302,407	20,279,413
Matson, Inc.	205,194	15,114,590
Pangaea Logistics Solutions Ltd.	126,074	631,631
		41,617,451
Professional Services - 2.1%
Alight, Inc. Class A (a)	1,301,996	10,259,728
ASGN, Inc. (a)	256,273	24,781,599
Atlas Technical Consultants, Inc. (a)	91,209	777,101
Barrett Business Services, Inc.	37,197	2,999,566
BGSF, Inc.	47,154	570,483
BlackSky Technology, Inc. Class A (a)(b)	314,286	638,001
Booz Allen Hamilton Holding Corp. Class A	672,556	64,363,609
CACI International, Inc. Class A (a)	118,107	33,172,713
CBIZ, Inc. (a)	263,192	11,490,963
Clarivate Analytics PLC (a)	1,978,556	23,089,749
CoStar Group, Inc. (a)	1,998,454	139,172,337
CRA International, Inc.	36,902	3,373,212
DLH Holdings Corp. (a)(b)	53,551	876,630
Dun & Bradstreet Holdings, Inc.	766,891	10,928,197
Exponent, Inc.	262,743	24,661,058
First Advantage Corp. (a)	212,083	2,935,229
Forrester Research, Inc. (a)	56,488	2,349,336
Franklin Covey Co. (a)	64,897	3,087,150
FTI Consulting, Inc. (a)	174,159	27,969,935
Gee Group, Inc. (a)	708,618	510,205
Heidrick & Struggles International, Inc.	101,032	2,875,371
Hill International, Inc. (a)	201,639	679,523
Hirequest, Inc.	25,377	356,801
HireRight Holdings Corp.	112,582	1,830,583
Hudson Global, Inc. (a)	13,959	492,474
Huron Consulting Group, Inc. (a)	107,134	7,167,265
ICF International, Inc.	85,076	8,640,319
Insperity, Inc.	178,870	19,500,407
KBR, Inc.	702,181	33,915,342
Kelly Services, Inc. Class A (non-vtg.)	171,724	2,766,474
Kforce, Inc.	101,756	5,568,088
Korn Ferry	269,045	16,390,221
LegalZoom.com, Inc. (a)(b)	103,148	1,062,424
Manpower, Inc.	267,277	19,596,750
ManTech International Corp. Class A	139,286	13,358,920
Mastech Digital, Inc. (a)	15,291	234,870
MISTRAS Group, Inc. (a)	93,111	514,904
Planet Labs PBC Class A (a)	946,547	5,187,078
RCM Technologies, Inc. (a)	38,320	669,067
Red Violet, Inc. (a)(b)	54,089	1,027,150
Resources Connection, Inc.	158,722	3,101,428
Science Applications International Corp.	282,342	25,712,886
ShiftPixy, Inc. (a)	122,418	17,151
Skillsoft Corp. (a)	403,990	1,300,848
Spire Global, Inc. (a)	523,505	706,732
Staffing 360 Solutions, Inc. (a)(b)	2,581	9,498
Sterling Check Corp. (b)	71,496	1,521,435
TransUnion Holding Co., Inc.	971,504	71,765,000
TriNet Group, Inc. (a)	191,816	15,805,638
TrueBlue, Inc. (a)	167,096	3,432,152
Upwork, Inc. (a)	619,114	10,772,584
Where Food Comes From, Inc.	8,444	90,351
Willdan Group, Inc. (a)(b)	62,468	1,421,772
		665,498,307
Road & Rail - 0.8%
AMERCO	49,598	26,072,181
ArcBest Corp.	124,180	10,000,215
Avis Budget Group, Inc. (a)	172,823	28,927,114
Bird Global, Inc. Class A (a)(b)	749,870	318,620
Covenant Transport Group, Inc. Class A	50,854	1,430,014
Daseke, Inc. (a)	306,905	1,859,844
Heartland Express, Inc.	237,588	3,599,458
Helbiz, Inc. (a)(b)	30,499	20,434
Hertz Global Holdings, Inc.	247,309	4,565,324
HyreCar, Inc. (a)(b)	91,186	72,493
Knight-Swift Transportation Holdings, Inc. Class A	825,813	41,711,815
Landstar System, Inc.	187,864	27,546,498
Marten Transport Ltd.	303,094	6,004,292
P.A.M. Transportation Services, Inc.	35,662	1,059,518
Patriot Transportation Holding, Inc. (a)	5,678	43,607
Ryder System, Inc.	258,070	19,726,871
Saia, Inc. (a)	132,862	27,479,847
Schneider National, Inc. Class B	177,060	4,047,592
TuSimple Holdings, Inc. (a)(b)	184,761	1,328,432
U.S. Xpress Enterprises, Inc. (a)(b)	129,152	317,714
U.S.A. Truck, Inc. (a)	34,992	1,097,349
Universal Logistics Holdings, Inc.	38,479	1,404,868
Werner Enterprises, Inc.	301,006	11,977,029
XPO Logistics, Inc. (a)	497,222	26,064,377
Yellow Corp. (a)(b)	166,359	1,044,735
		247,720,241
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	524,192	19,059,621
Alta Equipment Group, Inc.	131,366	1,546,178
Applied Industrial Technologies, Inc.	194,872	20,660,329
Beacon Roofing Supply, Inc. (a)	274,749	15,086,468
BlueLinx Corp. (a)	48,989	3,434,129
Boise Cascade Co.	199,753	12,450,604
Core & Main, Inc. (a)(b)	288,936	6,810,222
Custom Truck One Source, Inc. Class A (a)(b)	257,925	1,697,147
Distribution Solutions Group I (a)	98,453	3,912,522
DXP Enterprises, Inc. (a)	85,653	2,276,657
EVI Industries, Inc. (a)	28,596	357,450
GATX Corp.	179,866	17,376,854
Global Industrial Co.	82,878	2,492,970
GMS, Inc. (a)	218,653	10,539,075
H&E Equipment Services, Inc.	162,042	5,130,250
Herc Holdings, Inc.	126,899	14,279,944
Hudson Technologies, Inc. (a)	159,872	1,326,938
India Globalization Capital, Inc. (a)	180,014	100,808
Karat Packaging, Inc. (a)	23,140	413,975
McGrath RentCorp.	121,729	10,288,535
Mega Matrix Corp.	40,441	63,088
MRC Global, Inc. (a)	314,649	3,061,535
MSC Industrial Direct Co., Inc. Class A	238,534	18,894,278
NOW, Inc. (a)	561,217	6,801,950
Rush Enterprises, Inc.:
Class A	252,425	11,879,121
Class B	962	48,716
SiteOne Landscape Supply, Inc. (a)	226,687	28,372,145
Titan Machinery, Inc. (a)	103,422	3,183,329
Transcat, Inc. (a)	36,486	2,703,248
Triton International Ltd.	324,131	19,314,966
Univar Solutions, Inc. (a)	854,181	21,542,445
Veritiv Corp. (a)	70,733	8,430,666
Watsco, Inc.	167,560	45,581,347
WESCO International, Inc. (a)	224,878	29,611,935
Willis Lease Finance Corp. (a)	13,095	479,277
		349,208,722
TOTAL INDUSTRIALS		4,305,377,124
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	388,833	9,036,479
Airspan Networks Holdings, Inc. (a)(b)	155,572	329,813
Applied Optoelectronics, Inc. (a)(b)	148,684	358,328
Aviat Networks, Inc. (a)	47,167	1,476,327
BK Technologies Corp. (b)	67,102	160,367
CalAmp Corp. (a)(b)	188,613	1,165,628
Calix, Inc. (a)	281,542	16,568,747
Cambium Networks Corp. (a)	60,570	1,178,692
Casa Systems, Inc. (a)(b)	184,600	716,248
Ciena Corp. (a)	768,146	38,975,728
Clearfield, Inc. (a)(b)	57,809	6,712,203
ClearOne, Inc. (a)	67,572	43,922
CommScope Holding Co., Inc. (a)	1,046,506	11,825,518
COMSovereign Holding Corp. (a)(b)	204,541	26,570
Comtech Telecommunications Corp.	134,757	1,521,407
Digi International, Inc. (a)	179,130	5,930,994
DZS, Inc. (a)	89,978	1,197,607
EMCORE Corp. (a)	191,294	455,280
Extreme Networks, Inc. (a)	660,601	9,466,412
Franklin Wireless Corp. (a)	19,491	55,939
Genasys, Inc. (a)	181,076	528,742
Harmonic, Inc. (a)(b)	523,477	5,894,351
Infinera Corp. (a)(b)	1,092,149	5,984,977
Inseego Corp. (a)(b)	434,654	1,173,566
KVH Industries, Inc. (a)	81,781	801,454
Lantronix, Inc. (a)	116,027	703,124
Lumentum Holdings, Inc. (a)(b)	345,845	28,895,350
NETGEAR, Inc. (a)	147,137	3,470,962
NetScout Systems, Inc. (a)	373,366	11,850,637
Network-1 Security Solutions, Inc.	44,287	101,417
Ondas Holdings, Inc. (a)(b)	150,971	712,583
Optical Cable Corp. (a)	11,082	41,336
PC-Tel, Inc.	83,168	457,424
Ribbon Communications, Inc. (a)	632,914	2,221,528
Tessco Technologies, Inc. (a)	29,509	146,365
Ubiquiti, Inc.	30,352	9,420,957
ViaSat, Inc. (a)	375,915	14,277,252
Viavi Solutions, Inc. (a)	1,158,389	16,310,117
Vislink Technologies, Inc. (a)(b)	294,457	159,596
		210,353,947
Electronic Equipment & Components - 1.8%
908 Devices, Inc. (a)(b)	86,339	1,739,731
ADDvantage Technologies Group, Inc. (a)	11,567	23,134
Advanced Energy Industries, Inc.	191,324	17,178,982
Aeva Technologies, Inc. (a)	460,058	1,416,979
AEye, Inc. Class A (a)(b)	522,892	805,254
Airgain, Inc. (a)	51,248	397,172
Akoustis Technologies, Inc. (a)(b)	294,242	1,288,780
Alpine 4 Holdings, Inc. (a)	809,957	603,418
AmpliTech Group, Inc. (a)(b)	60,964	132,902
Arlo Technologies, Inc. (a)	429,246	2,614,108
Arrow Electronics, Inc. (a)	333,839	34,989,666
Autoscope Technologies Corp.	30,922	156,775
Avnet, Inc.	495,784	21,759,960
Badger Meter, Inc.	145,837	13,809,306
Bel Fuse, Inc. Class B (non-vtg.)	63,219	1,796,684
Belden, Inc.	224,616	14,707,856
Benchmark Electronics, Inc.	179,975	4,940,314
Cemtrex, Inc. (a)	100,458	29,756
Cepton, Inc. (a)(b)	76,319	134,321
ClearSign Combustion Corp. (a)(b)	156,861	155,292
Coda Octopus Group, Inc. (a)(b)	23,691	116,560
Cognex Corp.	879,567	37,038,566
CPS Technologies Corp. (a)(b)	52,412	169,291
CTS Corp.	161,834	6,848,815
Daktronics, Inc. (a)	194,613	622,762
Data I/O Corp. (a)	27,105	94,596
Digital Ally, Inc. (a)(b)	339,113	187,936
Electro-Sensors, Inc. (a)	12,456	72,369
eMagin Corp. (a)(b)	339,592	248,004
ePlus, Inc. (a)	134,928	6,357,807
Evolv Technologies Holdings, Inc. (a)(b)	278,571	632,356
Fabrinet (a)	185,602	19,087,310
FARO Technologies, Inc. (a)	93,813	3,147,426
Focus Universal, Inc. (a)(b)	90,449	972,327
Frequency Electronics, Inc. (a)	20,258	131,474
Identiv, Inc. (a)(b)	112,942	1,685,095
II-VI, Inc. (a)(b)	649,775	30,688,873
Insight Enterprises, Inc. (a)	177,702	16,192,206
IPG Photonics Corp. (a)	176,347	15,975,275
Iteris, Inc. (a)	207,089	677,181
Itron, Inc. (a)	229,582	10,923,512
Jabil, Inc.	713,390	43,017,417
KEY Tronic Corp. (a)	28,909	137,607
Kimball Electronics, Inc. (a)	125,737	2,708,375
Knowles Corp. (a)	463,680	7,024,752
LGL Group, Inc. (a)	9,438	130,480
LGL Group, Inc. warrants 11/16/25 (a)	6,067	2,851
LightPath Technologies, Inc. Class A (a)	156,282	225,046
Lightwave Logic, Inc. (a)(b)	521,609	4,157,224
Littelfuse, Inc.	125,311	29,726,275
Luna Innovations, Inc. (a)	167,455	962,866
Methode Electronics, Inc. Class A	185,335	7,498,654
MicroVision, Inc. (a)(b)	845,430	4,091,881
MICT, Inc. (a)(b)	540,916	448,149
Mirion Technologies, Inc. Class A (a)(b)	515,901	3,905,371
Napco Security Technologies, Inc.	148,344	4,399,883
National Instruments Corp.	664,658	26,426,802
Neonode, Inc. (a)(b)	39,073	131,285
nLIGHT, Inc. (a)	221,079	2,761,277
Novanta, Inc. (a)	179,444	23,989,868
OSI Systems, Inc. (a)	78,180	6,513,958
Ouster, Inc. (a)(b)	406,843	610,265
Par Technology Corp. (a)(b)	128,271	4,515,139
PC Connection, Inc.	55,090	2,736,871
Plexus Corp. (a)	140,460	13,165,316
Powerfleet, Inc. (a)	188,580	601,570
Quanergy Systems, Inc. Class A (a)(b)	70,880	20,640
Red Cat Holdings, Inc. (a)(b)	142,804	340,588
Research Frontiers, Inc. (a)(b)	117,242	270,829
RF Industries Ltd. (a)	45,183	314,926
Richardson Electronics Ltd.	50,858	825,425
Rogers Corp. (a)	94,574	23,692,678
Sanmina Corp. (a)	307,829	14,935,863
ScanSource, Inc. (a)	125,623	3,639,298
Sigmatron International, Inc. (a)(b)	22,334	171,748
Smartrent, Inc. (a)(b)	457,736	1,478,487
Sono-Tek Corp. (a)	20,373	110,014
Taitron Components, Inc. Class A (sub. vtg.)	12,439	49,258
TD SYNNEX Corp.	209,157	20,137,636
TTM Technologies, Inc. (a)	507,313	7,980,033
Universal Security Instruments, Inc. (a)(b)	11,858	46,009
Velodyne Lidar, Inc. (a)(b)	548,985	686,231
VerifyMe, Inc. (a)	31,735	44,746
Vishay Intertechnology, Inc.	670,862	13,195,856
Vishay Precision Group, Inc. (a)	64,341	2,207,540
Vontier Corp.	814,125	17,845,620
Wayside Technology Group, Inc.	21,054	614,566
Wireless Telecom Group, Inc. (a)	113,851	165,084
Wrap Technologies, Inc. (a)(b)	131,391	262,782
		569,475,170
IT Services - 4.2%
Affirm Holdings, Inc. (a)(b)	835,616	19,578,483
AgileThought, Inc. Class A (a)(b)	137,608	575,201
ALJ Regional Holdings, Inc. (a)	108,073	161,029
American Virtual Cloud Technologies, Inc. (a)(b)	289,934	133,370
AppTech Payments Corp. (a)	19,975	13,122
AvidXchange Holdings, Inc.	123,322	960,678
Backblaze, Inc. Class A (b)	38,154	248,383
BigCommerce Holdings, Inc. (a)	305,174	5,087,251
Block, Inc. Class A (a)	2,538,600	174,934,926
BM Technologies, Inc. (a)(b)	51,552	325,809
Brightcove, Inc. (a)	221,525	1,470,926
Cantaloupe, Inc. (a)	305,638	1,946,914
Cass Information Systems, Inc.	58,289	2,138,041
Cerberus Cyber Sentinel Corp. (b)	196,893	535,549
Cloudflare, Inc. (a)	1,418,669	88,766,119
Computer Task Group, Inc. (a)	74,304	585,516
Concentrix Corp.	217,598	27,369,476
Conduent, Inc. (a)	814,554	3,331,526
Core Scientific, Inc. (a)(b)	1,174,942	2,584,872
Crexendo, Inc.	64,762	181,981
CSG Systems International, Inc.	157,578	9,115,887
CSP, Inc.	3,676	28,526
Cyxtera Technologies, Inc. Class A (a)	181,061	1,147,927
Data Storage Corp. (a)	23,816	55,729
DecisionPoint Systems, Inc. (a)(b)	28,164	173,490
Digitalocean Holdings, Inc. (a)(b)	85,726	3,608,207
Edgio, Inc. (a)	702,646	2,585,737
Euronet Worldwide, Inc. (a)	255,239	22,629,490
EVERTEC, Inc.	330,064	11,090,150
EVO Payments, Inc. Class A (a)	243,264	8,105,556
Exela Technologies, Inc. (a)(b)	128,753	121,221
ExlService Holdings, Inc. (a)	167,869	28,153,310
Fastly, Inc. Class A (a)(b)	553,611	5,176,263
Flywire Corp. (a)	57,607	1,432,110
Genpact Ltd.	859,652	40,386,451
GoDaddy, Inc. (a)	817,017	61,946,229
GreenBox POS (a)(b)	95,595	110,890
Grid Dynamics Holdings, Inc. (a)	236,392	4,777,482
Hackett Group, Inc.	143,155	2,938,972
i3 Verticals, Inc. Class A (a)(b)	112,412	2,625,944
Information Services Group, Inc.	177,926	1,026,633
Innodata, Inc. (a)	120,111	404,774
Inpixon (a)(b)	672,799	92,914
International Money Express, Inc. (a)	169,162	3,789,229
Kyndryl Holdings, Inc. (a)	912,656	9,509,876
Marqeta, Inc. Class A (a)	1,836,508	14,306,397
Maximus, Inc.	311,250	18,858,638
MoneyGram International, Inc. (a)	483,594	4,981,018
MongoDB, Inc. Class A (a)	340,791	110,027,782
Okta, Inc. (a)	759,659	69,432,833
OMNIQ Corp. (a)(b)	2,304	15,022
Paya Holdings, Inc. (a)	427,368	2,679,597
Paymentus Holdings, Inc. (a)(b)	73,400	874,194
Payoneer Global, Inc. (a)	989,143	6,548,127
Paysign, Inc. (a)(b)	188,985	582,074
Perficient, Inc. (a)	176,015	13,746,772
PFSweb, Inc. (a)	86,337	816,748
Priority Technology Holdings, Inc. (a)	83,002	332,008
Rackspace Technology, Inc. (a)(b)	315,724	1,408,129
Repay Holdings Corp. (a)	386,514	3,590,715
Research Solutions, Inc. (a)	31,797	59,778
Sabre Corp. (a)	1,652,476	11,881,302
Shift4 Payments, Inc. (a)(b)	272,421	12,337,947
Snowflake, Inc. (a)	1,222,852	221,275,069
SolarWinds, Inc. (b)	229,648	2,082,907
Squarespace, Inc. Class A (a)	143,498	3,013,458
SS&C Technologies Holdings, Inc.	1,119,783	62,439,100
StarTek, Inc. (a)	58,920	249,821
Steel Connect, Inc. (a)	122,656	166,812
Switch, Inc. Class A	698,715	23,721,374
TaskUs, Inc. (a)	141,908	2,111,591
The Glimpse Group, Inc. (a)(b)	14,948	82,662
The OLB Group, Inc. (a)(b)	50,928	80,466
The Western Union Co. (b)	1,954,375	28,963,838
Thoughtworks Holding, Inc.	190,580	2,508,033
Toast, Inc.	1,232,148	23,324,562
TSR, Inc. (a)(b)	10,072	85,108
Ttec Holdings, Inc.	93,367	4,887,762
Tucows, Inc. (a)	46,379	2,179,349
Twilio, Inc. Class A (a)	865,587	60,227,543
Unisys Corp. (a)	341,382	3,178,266
Usio, Inc. (a)	88,190	152,569
Verra Mobility Corp. (a)	641,268	10,221,812
WaveDancer, Inc. (a)	53,509	58,860
WEX, Inc. (a)	226,566	34,947,806
WidePoint Corp. (a)(b)	42,200	99,381
		1,310,499,399
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc. (b)	187,452	3,166,064
AEHR Test Systems (a)	118,282	1,719,820
Allegro MicroSystems LLC (a)	277,022	6,460,153
Alpha & Omega Semiconductor Ltd. (a)	108,713	4,202,845
Ambarella, Inc. (a)	193,110	13,108,307
Amkor Technology, Inc.	511,252	10,291,503
Amtech Systems, Inc. (a)	62,965	698,912
Atomera, Inc. (a)(b)	110,070	1,423,205
Axcelis Technologies, Inc. (a)	166,487	11,144,640
AXT, Inc. (a)	206,104	1,770,433
CEVA, Inc. (a)	118,063	3,455,704
Cirrus Logic, Inc. (a)	288,780	22,146,538
Cohu, Inc. (a)	246,602	6,616,332
Credo Technology Group Holding Ltd. (b)	100,121	1,380,669
CVD Equipment Corp. (a)	12,479	67,262
CyberOptics Corp. (a)	37,397	1,991,016
Diodes, Inc. (a)	224,623	15,986,419
Entegris, Inc.	751,352	71,288,278
Everspin Technologies, Inc. (a)	76,386	557,618
First Solar, Inc. (a)	501,068	63,911,223
FormFactor, Inc. (a)	397,456	11,637,512
GSI Technology, Inc. (a)	79,198	263,729
Ichor Holdings Ltd. (a)	146,674	4,505,825
Impinj, Inc. (a)(b)	98,351	8,780,777
indie Semiconductor, Inc. (a)(b)	309,976	2,637,896
Intest Corp. (a)	49,165	436,585
Kopin Corp. (a)	409,336	560,790
Kulicke & Soffa Industries, Inc.	300,530	12,634,281
Lattice Semiconductor Corp. (a)	693,637	37,387,034
MACOM Technology Solutions Holdings, Inc. (a)	245,607	13,545,226
Marvell Technology, Inc.	4,289,877	200,852,041
MaxLinear, Inc. Class A (a)	360,736	12,961,244
Meta Materials, Inc. (a)(b)	1,245,897	1,077,701
MKS Instruments, Inc.	286,882	28,576,316
Navitas Semiconductor Corp. (a)(b)	399,785	2,362,729
NVE Corp.	24,786	1,257,146
Onto Innovation, Inc. (a)	250,872	17,809,403
PDF Solutions, Inc. (a)	150,516	3,970,612
Peraso, Inc. (a)	31,185	65,800
Photronics, Inc. (a)	312,915	5,256,972
Pixelworks, Inc. (a)	247,638	463,083
Power Integrations, Inc.	295,598	21,144,125
QuickLogic Corp. (a)(b)	58,294	394,650
Rambus, Inc. (a)	559,996	14,442,297
Rigetti Computing, Inc. Class A (a)(b)	361,587	1,439,116
Rockley Photonics Holdings Ltd. (a)(b)	476,400	676,488
Rubicon Technology, Inc. (a)(b)	6,312	20,766
Semtech Corp. (a)	321,407	14,845,789
Silicon Laboratories, Inc. (a)	184,244	23,091,301
SiTime Corp. (a)	78,892	8,394,898
SkyWater Technology, Inc. (a)(b)	35,668	463,684
SMART Global Holdings, Inc. (a)(b)	235,522	4,321,829
SunPower Corp. (a)(b)	423,958	10,174,992
Synaptics, Inc. (a)	200,388	23,166,857
Transphorm, Inc. (a)	99,000	549,450
Trio-Tech International (a)	7,697	35,329
Ultra Clean Holdings, Inc. (a)	227,614	6,662,262
Universal Display Corp.	219,732	24,550,656
Veeco Instruments, Inc. (a)(b)	262,359	5,546,269
WiSA Technologies, Inc. (a)	72,739	45,389
Wolfspeed, Inc. (a)(b)	624,513	70,863,490
		839,259,280
Software - 9.7%
8x8, Inc. (a)(b)	590,695	3,077,521
A10 Networks, Inc.	294,791	4,097,595
ACI Worldwide, Inc. (a)	582,655	13,808,924
Agilysys, Inc. (a)	99,811	5,167,215
Alarm.com Holdings, Inc. (a)	234,255	15,601,383
Alfi, Inc. (a)(b)	55,913	66,536
Altair Engineering, Inc. Class A (a)(b)	261,703	13,611,173
Alteryx, Inc. Class A (a)	305,434	19,034,647
American Software, Inc. Class A	163,508	2,768,190
Amplitude, Inc. (a)(b)	127,296	1,928,534
AppFolio, Inc. (a)	100,761	10,215,150
Appian Corp. Class A (a)(b)	207,698	9,741,036
AppLovin Corp. (a)(b)	184,752	4,550,442
Arteris, Inc.	27,039	192,518
Asana, Inc. (a)(b)	420,402	8,050,698
Aspen Technology, Inc. (a)	141,212	29,739,247
Asure Software, Inc. (a)	83,410	453,750
Auddia, Inc. (a)(b)	36,304	39,934
AudioEye, Inc. (a)(b)	29,031	182,024
Authid, Inc. (a)(b)	105,386	263,465
Avalara, Inc. (a)	442,169	40,498,259
Avaya Holdings Corp. (a)(b)	415,663	660,904
AvePoint, Inc. (a)(b)	445,521	2,085,038
Aware, Inc. (a)	23,789	49,243
Benefitfocus, Inc. (a)(b)	158,396	1,173,714
Bentley Systems, Inc. Class B	947,298	34,832,147
Bill.Com Holdings, Inc. (a)	467,820	75,730,702
Bio-Key International, Inc. (a)(b)	62,882	106,271
Black Knight, Inc. (a)	787,474	52,099,280
Blackbaud, Inc. (a)	230,380	12,048,874
Blackboxstocks, Inc. (a)(b)	14,902	17,733
BlackLine, Inc. (a)	271,672	18,457,396
Blend Labs, Inc. (a)(b)	124,714	392,849
Box, Inc. Class A (a)(b)	722,103	18,594,152
Braze, Inc. (b)	49,537	2,039,934
Bridgeline Digital, Inc. (a)	30,402	44,995
BSQUARE Corp. (a)	59,361	73,014
BTCS, Inc.	39,371	64,962
BTRS Holdings, Inc. (a)	401,447	2,713,782
C3.Ai, Inc. (a)(b)	358,203	6,447,654
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	319,261	3,052,135
Cerence, Inc. (a)	198,107	3,964,121
ChannelAdvisor Corp. (a)	159,617	2,408,621
Cipher Mining, Inc. (a)	220,148	442,497
Cleanspark, Inc. (a)(b)	201,327	861,680
Clear Secure, Inc. (a)(b)	73,425	1,684,370
Clearwater Analytics Holdings, Inc. (b)	197,567	3,042,532
CommVault Systems, Inc. (a)	226,653	12,304,991
Confluent, Inc. (a)(b)	592,722	16,216,874
Consensus Cloud Solutions, Inc. (a)	81,174	4,087,111
CoreCard Corp. (a)	35,341	857,019
Couchbase, Inc. (a)	45,901	761,498
Coupa Software, Inc. (a)	380,561	22,224,762
Crowdstrike Holdings, Inc. (a)	1,076,977	196,666,770
CS Disco, Inc. (a)(b)	65,508	904,010
Cvent Holding Corp. (a)(b)	344,276	1,742,037
Cyngn, Inc. (b)	25,010	31,513
Datadog, Inc. Class A (a)	1,299,529	136,385,569
DatChat, Inc. (a)(b)	42,295	42,295
Dave, Inc. (a)(b)	862,800	444,342
Digimarc Corp. (a)(b)	78,250	1,394,415
Digital Turbine, Inc. (a)	446,203	8,241,369
DocuSign, Inc. (a)	1,006,800	58,615,896
Dolby Laboratories, Inc. Class A	327,428	23,980,827
Domo, Inc. Class B (a)	155,187	2,988,902
Dropbox, Inc. Class A (a)	1,353,958	28,961,162
Duck Creek Technologies, Inc. (a)	383,132	4,559,271
Duos Technologies Group, Inc. (a)	16,279	67,721
Dynatrace, Inc. (a)	993,524	37,932,746
E2open Parent Holdings, Inc. (a)(b)	905,915	6,223,636
Ebix, Inc.	120,453	3,134,187
eGain Communications Corp. (a)	118,397	1,090,436
Elastic NV (a)	368,991	30,962,035
Embark Technology, Inc. (a)(b)	51,168	465,629
Enfusion, Inc. Class A (b)	102,570	1,270,842
Envestnet, Inc. (a)	279,577	14,641,447
Everbridge, Inc. (a)	199,882	7,951,306
EverCommerce, Inc. (a)	104,895	1,220,978
Expensify, Inc. (b)	51,658	936,560
Fair Isaac Corp. (a)	130,751	58,759,499
Five9, Inc. (a)	349,956	34,334,183
ForgeRock, Inc.	152,202	2,596,566
Freshworks, Inc. (b)	533,427	7,259,941
GitLab, Inc.	185,983	11,134,802
Greenidge Generation Holdings, Inc. (a)(b)	45,486	110,531
GSE Systems, Inc. (a)	32,127	36,304
Guidewire Software, Inc. (a)	419,736	30,099,269
HashiCorp, Inc.	159,938	5,653,808
HubSpot, Inc. (a)	228,746	77,096,552
Informatica, Inc. (b)	158,080	3,488,826
Intapp, Inc. (a)	59,088	856,185
Intellicheck, Inc. (a)	88,070	274,778
InterDigital, Inc.	156,323	7,841,162
Intrusion, Inc. (a)(b)	72,446	294,855
Inuvo, Inc. (a)	477,704	246,830
IronNet, Inc. Class A (a)(b)	236,517	477,764
Issuer Direct Corp. (a)	16,049	372,096
Jamf Holding Corp. (a)(b)	281,664	6,745,853
Kaltura, Inc. (a)(b)	79,662	193,579
Kaspien Holdings, Inc. (a)(b)	3,767	9,832
KnowBe4, Inc. (a)	385,402	7,407,426
Latch, Inc. (a)(b)	440,467	471,300
LivePerson, Inc. (a)	356,637	4,136,989
Liveramp Holdings, Inc. (a)	347,050	6,888,943
Livevox Holdings, Inc. (a)	91,257	195,290
Mandiant, Inc. (a)	1,210,117	27,663,275
Manhattan Associates, Inc. (a)	318,428	44,981,139
Marathon Digital Holdings, Inc. (a)(b)	536,307	6,355,238
Marin Software, Inc. (a)(b)	72,095	130,492
Matterport, Inc. (a)(b)	1,079,090	4,974,605
MeridianLink, Inc. (a)(b)	70,013	1,216,126
MicroStrategy, Inc. Class A (a)(b)	47,105	10,907,634
Mitek Systems, Inc. (a)	232,534	2,376,497
Model N, Inc. (a)	167,940	5,021,406
Momentive Global, Inc. (a)	668,994	4,743,167
N-able, Inc. (a)	351,178	3,497,733
nCino, Inc. (a)(b)	291,560	9,195,802
NCR Corp. (a)	687,782	21,355,631
NetSol Technologies, Inc. (a)	61,838	220,762
New Relic, Inc. (a)	302,176	18,345,105
Nextnav, Inc. (a)(b)	105,933	359,113
Nutanix, Inc. Class A (a)	1,107,336	19,156,913
Oblong, Inc. (a)	72,898	18,589
Olo, Inc. (a)(b)	462,837	3,614,757
ON24, Inc. (a)	41,287	369,932
Onespan, Inc. (a)	176,886	2,035,958
Pagerduty, Inc. (a)	396,733	10,330,927
Palantir Technologies, Inc. (a)(b)	8,242,010	63,628,317
Palo Alto Networks, Inc. (a)	497,122	276,802,501
Park City Group, Inc. (a)	67,109	405,338
Paycor HCM, Inc. (a)(b)	159,873	4,737,037
Paylocity Holding Corp. (a)	200,350	48,284,350
Pegasystems, Inc.	206,638	7,565,017
Phunware, Inc. (a)(b)	430,958	573,174
Ping Identity Holding Corp. (a)	309,958	8,722,218
Progress Software Corp.	222,479	10,707,914
PROS Holdings, Inc. (a)	205,285	4,280,192
Q2 Holdings, Inc. (a)	289,585	11,502,316
Qualtrics International, Inc. (a)	524,405	6,423,961
Qualys, Inc. (a)	168,523	25,598,644
Quantum Computing, Inc. (a)(b)	98,395	291,249
Qumu Corp. (a)	74,179	48,528
Rapid7, Inc. (a)	295,476	16,989,870
RealNetworks, Inc. (a)	164,617	113,750
Rekor Systems, Inc. (a)(b)	192,832	273,821
Rimini Street, Inc. (a)	172,532	869,561
RingCentral, Inc. (a)	430,814	18,542,235
Riot Blockchain, Inc. (a)(b)	552,663	3,962,594
Samsara, Inc. (b)	344,600	5,124,202
SeaChange International, Inc. (a)	233,275	119,250
SecureWorks Corp. (a)	51,520	535,808
Semrush Holdings, Inc. (a)(b)	140,370	1,722,340
SentinelOne, Inc. (a)	938,630	25,633,985
ShotSpotter, Inc. (a)	45,037	1,469,557
SilverSun Technologies, Inc. (A Shares) (a)(b)	16,804	61,335
Smartsheet, Inc. (a)	653,639	21,746,570
Smith Micro Software, Inc. (a)(b)	254,204	617,716
Soluna Holdings, Inc. (a)(b)	40,191	119,367
Sonic Foundry, Inc. (a)(b)	6,516	9,579
SoundHound AI, Inc. (a)(b)	562,009	1,601,726
Splunk, Inc. (a)	812,613	73,159,548
Sprinklr, Inc. (a)(b)	281,615	3,339,954
Sprout Social, Inc. (a)	235,852	14,160,554
SPS Commerce, Inc. (a)	183,252	22,378,734
SRAX, Inc. (a)(b)	115,745	274,316
Stronghold Digital Mining, Inc. Class A (b)	36,386	50,577
Sumo Logic, Inc. (a)	465,546	4,087,494
Synchronoss Technologies, Inc. (a)	443,771	718,909
Telos Corp. (a)	279,000	2,762,100
Tenable Holdings, Inc. (a)	475,414	18,831,149
Teradata Corp. (a)	530,478	17,452,726
TeraWulf, Inc. (a)(b)	164,888	245,683
TeraWulf, Inc. rights (a)(c)	5,763	0
The Trade Desk, Inc. (a)	2,230,999	139,883,637
UiPath, Inc. Class A (a)	1,404,919	23,110,918
Unity Software, Inc. (a)(b)	834,582	35,653,343
Upland Software, Inc. (a)	137,133	1,435,783
Varonis Systems, Inc. (a)	557,115	15,237,095
Verb Technology Co., Inc. (a)(b)	348,654	171,468
Verint Systems, Inc. (a)	325,719	15,794,114
Veritone, Inc. (a)(b)	160,487	1,179,579
Vertex, Inc. Class A (a)	144,677	1,979,181
Viant Technology, Inc. (a)	76,295	344,853
VirnetX Holding Corp. (a)(b)	330,345	673,904
VMware, Inc. Class A	1,020,415	118,398,752
Workday, Inc. Class A (a)	1,002,505	164,972,223
Workiva, Inc. (a)	243,997	16,564,956
Xperi Holding Corp.	526,018	8,368,946
Yext, Inc. (a)	597,093	2,657,064
Zendesk, Inc. (a)	618,064	47,448,773
Zeta Global Holdings Corp. (a)(b)	109,281	764,967
Zoom Video Communications, Inc. Class A (a)	1,148,885	92,370,354
Zscaler, Inc. (a)	405,858	64,628,828
Zuora, Inc. (a)	615,016	4,723,323
		3,000,246,788
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	669,684	6,783,899
Astro-Med, Inc. (a)	35,421	458,702
Avid Technology, Inc. (a)	180,049	4,924,340
Boxlight Corp. (a)	258,966	169,208
CompoSecure, Inc. (a)(b)	55,494	320,755
Corsair Gaming, Inc. (a)(b)	173,614	2,671,919
CPI Card Group (a)(b)	19,187	367,815
Dell Technologies, Inc.	1,384,535	53,013,845
Diebold Nixdorf, Inc. (a)	363,675	1,265,589
Eastman Kodak Co. (a)(b)	344,884	1,865,822
Immersion Corp. (a)	161,311	961,414
Intevac, Inc. (a)	132,228	659,818
IonQ, Inc. (a)(b)	588,154	3,493,635
Movano, Inc. (a)	16,424	45,987
One Stop Systems, Inc. (a)	69,475	272,342
Pure Storage, Inc. Class A (a)	1,420,030	41,138,269
Quantum Corp. (a)	332,616	522,207
Socket Mobile, Inc. (a)	29,194	84,955
Sonim Technologies, Inc. (a)(b)	44,502	34,057
Super Micro Computer, Inc. (a)	226,267	14,725,456
Transact Technologies, Inc. (a)	31,410	144,800
Turtle Beach Corp. (a)	79,127	743,003
Xerox Holdings Corp.	596,454	9,913,065
		144,580,902
TOTAL INFORMATION TECHNOLOGY		6,074,415,486
MATERIALS - 4.4%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc. (a)	95,592	357,514
AdvanSix, Inc.	143,455	5,201,678
AgroFresh Solutions, Inc. (a)	113,343	181,916
American Vanguard Corp.	139,673	2,783,683
Amyris, Inc. (a)(b)	1,007,476	2,961,979
Ashland, Inc.	255,879	26,038,247
Aspen Aerogels, Inc. (a)(b)	136,927	1,781,420
Avient Corp.	456,958	20,028,469
Axalta Coating Systems Ltd. (a)	1,051,243	27,069,507
Balchem Corp.	162,430	21,411,523
Cabot Corp.	285,030	20,513,609
Chase Corp.	38,260	3,373,002
Core Molding Technologies, Inc. (a)	33,502	415,425
Crown ElectroKinetics Corp. (a)	72,292	29,466
Danimer Scientific, Inc. (a)(b)	429,285	1,910,318
Diversey Holdings Ltd. (a)	246,978	1,513,975
Ecovyst, Inc.	272,443	2,517,373
Element Solutions, Inc.	1,106,173	20,652,250
Flotek Industries, Inc. (a)(b)	326,710	323,443
FutureFuel Corp.	132,303	964,489
GCP Applied Technologies, Inc. (a)	271,086	8,517,522
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	4,868,482	13,096,217
H.B. Fuller Co.	262,841	17,047,867
Hawkins, Inc.	95,509	3,659,905
Huntsman Corp.	1,006,543	28,203,335
Ingevity Corp. (a)	195,122	13,685,857
Innospec, Inc.	126,009	11,776,801
Intrepid Potash, Inc. (a)	49,142	2,296,406
Koppers Holdings, Inc.	106,189	2,424,295
Kronos Worldwide, Inc.	113,685	1,464,263
Livent Corp. (a)(b)	819,266	26,363,980
Loop Industries, Inc. (a)(b)	117,681	630,770
LSB Industries, Inc.	156,062	2,462,658
Mativ, Inc.	281,400	6,646,668
Minerals Technologies, Inc.	167,429	9,754,414
NewMarket Corp.	34,379	9,873,993
Northern Technologies International Corp.	39,524	460,455
Olin Corp.	700,536	38,291,298
Origin Materials, Inc. Class A (a)(b)	585,522	3,659,513
Orion Engineered Carbons SA	307,086	5,177,470
PureCycle Technologies, Inc. (a)(b)	514,984	4,701,804
Quaker Houghton	67,975	11,849,402
Rayonier Advanced Materials, Inc. (a)	318,323	1,438,820
RPM International, Inc.	653,396	60,870,371
Sensient Technologies Corp.	212,405	16,922,306
Stepan Co.	106,894	11,141,562
The Chemours Co. LLC	784,248	26,452,685
The Scotts Miracle-Gro Co. Class A	204,822	13,712,833
Tredegar Corp.	133,637	1,364,434
Trinseo PLC	184,061	4,883,138
Tronox Holdings PLC	584,713	8,554,351
Valhi, Inc.	10,447	365,018
Valvoline, Inc.	898,335	26,114,598
Westlake Corp.	168,460	16,615,210
Zymergen, Inc. (a)	106,523	252,460
		570,761,965
Construction Materials - 0.1%
Eagle Materials, Inc.	199,413	23,853,783
Smith-Midland Corp. (a)	22,105	508,636
Summit Materials, Inc. (a)	596,158	16,942,810
United States Lime & Minerals, Inc.	11,437	1,175,609
		42,480,838
Containers & Packaging - 0.8%
Aptargroup, Inc.	330,276	33,955,676
Berry Global Group, Inc. (a)	656,668	35,676,772
Crown Holdings, Inc.	620,312	56,194,064
Cryptyde, Inc. (a)(b)	83,139	65,430
Graphic Packaging Holding Co.	1,428,390	31,810,245
Greif, Inc.:
Class A	128,030	8,584,412
Class B	35,719	2,331,379
Myers Industries, Inc.	185,574	3,585,290
O-I Glass, Inc. (a)	793,018	10,317,164
Pactiv Evergreen, Inc.	216,786	2,406,325
Ranpak Holdings Corp. (A Shares) (a)	200,387	1,060,047
Silgan Holdings, Inc.	424,372	19,330,145
Sonoco Products Co.	493,341	31,090,350
TriMas Corp.	215,896	5,941,458
		242,348,757
Metals & Mining - 1.5%
5E Advanced Materials, Inc. (a)	139,423	2,091,345
Alcoa Corp.	928,897	45,961,824
Alpha Metallurgical Resources	88,826	13,959,006
Ampco-Pittsburgh Corp. (a)(b)	61,033	260,611
Arconic Corp. (a)	533,845	13,458,232
Ascent Industries Co. (a)	41,634	696,953
ATI, Inc. (a)	623,793	18,670,124
Carpenter Technology Corp.	242,627	8,242,039
Century Aluminum Co. (a)(b)	255,870	1,975,316
Cleveland-Cliffs, Inc. (a)	2,407,113	41,570,842
Coeur d'Alene Mines Corp. (a)(b)	1,413,097	3,900,148
Commercial Metals Co.	614,851	24,907,614
Compass Minerals International, Inc.	173,833	7,038,498
Comstock Mining, Inc. (a)(b)	315,448	181,351
Friedman Industries	34,709	363,403
Gatos Silver, Inc. (a)(b)	249,533	758,580
Gold Resource Corp.	432,921	735,966
Golden Minerals Co. (a)(b)	537,586	140,310
Haynes International, Inc.	63,011	2,500,907
Hecla Mining Co.	2,742,357	10,804,887
Hycroft Mining Holding Corp. (a)	642,377	513,966
Idaho Strategic Resources, Inc. (a)	36,660	197,231
Kaiser Aluminum Corp.	81,842	5,872,982
Materion Corp.	103,808	8,959,668
McEwen Mining, Inc. (a)(b)	186,249	571,784
MP Materials Corp. (a)(b)	376,761	13,182,867
Olympic Steel, Inc.	48,340	1,272,309
Paramount Gold Nevada Corp. (a)(b)	22,246	7,719
Piedmont Lithium, Inc. (a)(b)	90,229	5,517,503
Ramaco Resources, Inc.	57,991	611,225
Reliance Steel & Aluminum Co.	312,661	58,774,015
Royal Gold, Inc.	332,539	30,560,334
Ryerson Holding Corp.	84,126	2,397,591
Schnitzer Steel Industries, Inc. Class A	134,063	4,429,442
Solitario Exploration & Royalty Corp. (a)	218,892	125,863
Steel Dynamics, Inc.	905,390	73,083,081
SunCoke Energy, Inc.	418,396	2,757,230
TimkenSteel Corp. (a)	211,414	3,243,091
U.S. Antimony Corp. (a)(b)	399,486	176,014
U.S. Gold Corp. (a)	33,587	121,249
United States Steel Corp.	1,312,639	30,020,054
Universal Stainless & Alloy Products, Inc. (a)	45,121	360,517
Warrior Metropolitan Coal, Inc.	261,104	8,498,935
Worthington Industries, Inc.	163,823	8,353,335
		457,825,961
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	85,394	3,632,661
Glatfelter Corp.	232,348	1,131,535
Louisiana-Pacific Corp.	415,819	22,549,864
Mercer International, Inc. (SBI)	205,835	3,338,644
Resolute Forest Products, Inc. (a)	230,972	4,679,493
Sylvamo Corp.	178,976	7,953,693
		43,285,890
TOTAL MATERIALS		1,356,703,411
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust (SBI)	493,753	7,865,485
Agree Realty Corp.	382,328	28,796,945
Alexander & Baldwin, Inc.	366,536	6,865,219
Alexanders, Inc.	11,692	2,769,835
Alpine Income Property Trust, Inc.	67,018	1,216,377
American Assets Trust, Inc.	269,794	7,489,481
American Homes 4 Rent Class A	1,496,125	53,202,205
Americold Realty Trust	1,354,500	39,849,390
Apartment Income (REIT) Corp.	792,047	32,355,120
Apartment Investment & Management Co. Class A	756,054	6,683,517
Apple Hospitality (REIT), Inc.	1,072,020	17,055,838
Armada Hoffler Properties, Inc.	356,464	4,680,372
Ashford Hospitality Trust, Inc. (a)	177,426	1,628,771
Bluerock Residential Growth (REIT), Inc.	139,829	3,726,443
Braemar Hotels & Resorts, Inc.	326,657	1,682,284
Brandywine Realty Trust (SBI)	871,607	6,999,004
Brixmor Property Group, Inc.	1,517,956	32,605,695
Broadstone Net Lease, Inc. (b)	871,321	16,677,084
BRT Apartments Corp.	64,799	1,546,752
CareTrust (REIT), Inc.	495,607	10,675,375
CatchMark Timber Trust, Inc.	257,785	2,745,410
Centerspace	78,674	5,930,446
Chatham Lodging Trust (a)	248,446	3,021,103
City Office REIT, Inc.	229,397	2,649,535
Clipper Realty, Inc.	80,503	677,030
Community Healthcare Trust, Inc.	126,593	4,670,016
CorEnergy Infrastructure Trust, Inc.	89,224	208,784
Corporate Office Properties Trust (SBI)	577,158	14,913,763
Cousins Properties, Inc.	763,859	20,509,614
Creative Media & Community Trust Corp. (b)	90,894	638,076
CTO Realty Growth, Inc.	96,838	2,044,250
CubeSmart	1,135,986	52,312,155
DiamondRock Hospitality Co.	1,062,609	9,276,577
Diversified Healthcare Trust (SBI)	1,195,057	1,744,783
Douglas Emmett, Inc.	895,641	17,482,912
Easterly Government Properties, Inc.	467,882	8,398,482
EastGroup Properties, Inc.	210,859	34,798,061
Empire State Realty Trust, Inc.	692,490	4,826,655
EPR Properties	382,001	16,613,223
Equity Commonwealth	568,988	14,970,074
Equity Lifestyle Properties, Inc.	875,371	61,363,507
Essential Properties Realty Trust, Inc.	710,511	16,085,969
Farmland Partners, Inc.	163,751	2,376,027
First Industrial Realty Trust, Inc.	669,884	33,949,721
Four Corners Property Trust, Inc.	411,195	11,057,034
Franklin Street Properties Corp.	479,644	1,347,800
Gaming & Leisure Properties	1,184,559	57,178,663
Generation Income Properties, Inc.	1,338	9,112
Getty Realty Corp.	212,614	6,395,429
Gladstone Commercial Corp.	204,629	3,902,275
Gladstone Land Corp.	159,441	3,748,458
Global Medical REIT, Inc.	325,582	3,529,309
Global Net Lease, Inc.	547,001	7,532,204
Global Self Storage, Inc.	73,533	427,962
Healthcare Trust of America, Inc.	1,924,267	46,798,173
Hersha Hospitality Trust (a)	161,244	1,564,067
Highwoods Properties, Inc. (SBI)	543,041	16,513,877
Hudson Pacific Properties, Inc.	745,893	9,853,247
Independence Realty Trust, Inc.	1,124,617	21,873,801
Indus Realty Trust, Inc.	35,617	2,187,596
Industrial Logistics Properties Trust	337,906	2,530,916
InnSuites Hospitality Trust (b)	27,442	67,233
InvenTrust Properties Corp.	344,566	9,048,303
Invitation Homes, Inc.	3,078,520	111,688,706
iStar Financial, Inc.	417,355	5,746,978
JBG SMITH Properties	548,283	12,045,778
Kilroy Realty Corp.	534,170	26,051,471
Kite Realty Group Trust	1,110,663	21,502,436
Lamar Advertising Co. Class A	440,317	41,341,363
Life Storage, Inc.	426,898	54,322,771
LTC Properties, Inc.	201,012	9,023,429
LXP Industrial Trust (REIT)	1,473,070	14,819,084
Medalist Diversified (REIT), Inc.	211,661	173,816
Medical Properties Trust, Inc.	3,029,352	44,258,833
National Health Investors, Inc.	234,315	15,349,976
National Retail Properties, Inc.	891,806	40,042,089
National Storage Affiliates Trust	428,846	21,665,300
Necessity Retail (REIT), Inc./The	681,146	5,081,349
NETSTREIT Corp.	257,493	5,062,312
New York City REIT, Inc. (b)	68,566	212,555
NexPoint Residential Trust, Inc.	117,912	6,228,112
Office Properties Income Trust	248,741	4,370,379
Omega Healthcare Investors, Inc.	1,193,820	38,990,161
One Liberty Properties, Inc.	88,784	2,144,134
Orion Office (REIT), Inc.	284,031	2,803,386
Outfront Media, Inc.	745,891	13,202,271
Paramount Group, Inc.	835,972	5,793,286
Park Hotels & Resorts, Inc.	1,185,119	16,591,666
Pebblebrook Hotel Trust	658,483	11,602,470
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	21,453	100,829
Phillips Edison & Co., Inc.	581,200	18,987,804
Physicians Realty Trust	1,144,375	19,065,288
Piedmont Office Realty Trust, Inc. Class A	630,654	7,429,104
Plymouth Industrial REIT, Inc.	213,738	4,332,469
Postal Realty Trust, Inc.	95,340	1,415,799
Potlatch Corp.	354,059	16,435,419
Presidio Property Trust, Inc. Class A	78,485	243,304
Rayonier, Inc.	742,249	26,364,684
Retail Opportunity Investments Corp.	632,748	10,598,529
Rexford Industrial Realty, Inc.	835,197	51,957,605
RLJ Lodging Trust	839,309	10,122,067
RPT Realty	438,548	4,223,217
Ryman Hospitality Properties, Inc.	279,334	22,966,841
Sabra Health Care REIT, Inc.	1,156,068	17,306,338
Safehold, Inc.	81,163	3,086,629
Saul Centers, Inc.	70,886	3,139,541
Service Properties Trust	837,247	5,726,769
SITE Centers Corp.	934,176	12,106,921
SL Green Realty Corp.	323,736	14,299,419
Sotherly Hotels, Inc. (a)	66,692	159,394
Spirit Realty Capital, Inc.	685,550	28,004,718
Stag Industrial, Inc.	910,818	28,053,194
Store Capital Corp.	1,286,071	34,698,196
Summit Hotel Properties, Inc.	539,244	4,238,458
Sun Communities, Inc.	613,499	94,300,931
Sunstone Hotel Investors, Inc.	1,081,607	11,778,700
Tanger Factory Outlet Centers, Inc.	535,107	8,251,350
Terreno Realty Corp.	385,317	23,500,484
The Macerich Co.	1,097,269	10,500,864
UMH Properties, Inc.	268,386	4,841,683
Uniti Group, Inc.	1,197,286	11,242,516
Universal Health Realty Income Trust (SBI)	67,775	3,449,070
Urban Edge Properties	565,692	8,898,335
Urstadt Biddle Properties, Inc. Class A	174,869	2,923,810
Veris Residential, Inc. (a)	405,282	5,446,990
Washington REIT (SBI)	441,426	8,656,364
Wheeler REIT, Inc. (a)(b)	41,267	80,471
Whitestone REIT Class B	240,859	2,370,053
WP Carey, Inc.	974,980	81,927,569
Xenia Hotels & Resorts, Inc. (a)	576,271	9,139,658
		1,984,628,319
Real Estate Management & Development - 0.6%
Alset Ehome International, Inc. (a)	176,692	47,707
Altisource Asset Management Corp. (a)	2,411	48,943
Altisource Portfolio Solutions SA (a)(b)	46,392	543,250
American Realty Investments, Inc. (a)(b)	8,666	120,371
Amrep Corp. (a)	12,209	170,071
Anywhere Real Estate, Inc. (a)	600,122	5,863,192
Avalon GloboCare Corp. (a)(b)	78,171	50,108
Comstock Holding Companies, Inc. (a)	13,736	57,966
Cushman & Wakefield PLC (a)	771,281	11,538,364
Digitalbridge Group, Inc. (a)	758,575	13,502,635
Doma Holdings, Inc. Class A (a)	885,508	534,050
Douglas Elliman, Inc.	358,019	1,650,468
eXp World Holdings, Inc. (b)	349,485	4,518,841
Fathom Holdings, Inc. (a)(b)	40,294	276,820
Forestar Group, Inc. (a)	95,757	1,191,217
FRP Holdings, Inc. (a)	33,769	1,942,393
Howard Hughes Corp. (a)	194,703	12,388,952
InterGroup Corp. (a)	2,602	131,661
J.W. Mays, Inc. (a)	1,228	63,365
Jones Lang LaSalle, Inc. (a)	246,020	42,561,460
Kennedy-Wilson Holdings, Inc.	594,622	10,441,562
Marcus & Millichap, Inc.	124,175	4,641,662
Maui Land & Pineapple, Inc. (a)	29,402	282,259
Newmark Group, Inc.	787,662	8,073,536
Offerpad Solutions, Inc. (a)(b)	355,809	540,830
Opendoor Technologies, Inc. (a)(b)	1,993,532	8,631,994
Rafael Holdings, Inc. (a)(b)	54,606	118,495
RE/MAX Holdings, Inc.	100,128	2,278,913
Redfin Corp. (a)(b)	545,183	4,465,049
Seritage Growth Properties (a)(b)	184,765	2,316,953
Stratus Properties, Inc.	36,062	1,284,168
Tejon Ranch Co. (a)	125,425	1,976,698
The RMR Group, Inc.	80,568	2,097,991
The St. Joe Co.	167,084	6,382,609
Transcontinental Realty Investors, Inc. (a)(b)	8,582	369,026
Trinity Place Holdings, Inc. (a)(b)	50,313	48,411
WeWork, Inc. (a)(b)	1,066,349	4,372,031
Zillow Group, Inc.:
Class A (a)	344,382	11,502,359
Class C (a)(b)	661,617	22,137,705
		189,164,085
TOTAL REAL ESTATE		2,173,792,404
UTILITIES - 2.5%
Electric Utilities - 0.9%
Allete, Inc.	289,091	17,108,405
Avangrid, Inc. (b)	351,440	17,361,136
Genie Energy Ltd. Class B	108,445	1,132,166
Hawaiian Electric Industries, Inc.	555,392	21,726,935
IDACORP, Inc.	254,781	27,832,276
MGE Energy, Inc.	181,324	13,965,574
OGE Energy Corp.	1,009,784	40,936,643
Otter Tail Corp.	207,490	15,673,795
PG&E Corp. (a)	7,628,905	94,064,399
PNM Resources, Inc.	434,195	20,593,869
Portland General Electric Co.	448,873	23,193,268
Via Renewables, Inc. Class A,	63,851	544,649
		294,133,115
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	88,566	11,185,886
National Fuel Gas Co.	461,980	32,925,315
New Jersey Resources Corp.	485,498	21,429,882
Northwest Natural Holding Co.	176,442	8,400,404
ONE Gas, Inc.	272,730	21,346,577
RGC Resources, Inc.	49,160	1,050,549
South Jersey Industries, Inc.	616,390	20,864,802
Southwest Gas Corp.	338,913	26,384,377
Spire, Inc.	263,190	18,394,349
UGI Corp.	1,062,953	41,986,644
		203,968,785
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)	204,597	2,144,177
Clearway Energy, Inc.:
Class A	176,759	6,094,650
Class C	413,224	15,330,610
Montauk Renewables, Inc. (a)	320,064	5,681,136
Ormat Technologies, Inc. (b)	225,283	21,059,455
Sunnova Energy International, Inc. (a)(b)	483,049	12,182,496
Vistra Corp.	2,178,756	53,924,211
		116,416,735
Multi-Utilities - 0.2%
Avista Corp.	368,297	14,963,907
Black Hills Corp.	328,102	24,765,139
NorthWestern Energy Corp.	276,705	14,659,831
Unitil Corp.	82,266	4,285,236
		58,674,113
Water Utilities - 0.4%
American States Water Co.	188,477	15,637,937
Artesian Resources Corp. Class A	44,203	2,414,810
Cadiz, Inc. (a)	154,221	590,666
California Water Service Group	272,903	15,973,013
Consolidated Water Co., Inc.	76,690	1,242,378
Essential Utilities, Inc.	1,159,433	56,986,132
Global Water Resources, Inc.	61,641	839,550
Middlesex Water Co.	88,783	7,881,267
Pure Cycle Corp. (a)(b)	103,958	1,072,847
SJW Corp.	143,772	9,244,540
York Water Co.	70,617	3,105,029
		114,988,169
TOTAL UTILITIES		788,180,917
TOTAL COMMON STOCKS (Cost $26,444,651,507)		30,972,393,042

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,987
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (c)	117,390	5,870
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		7,857

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $4,976,735)	5,000,000	4,937,910

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (f)	52,565,848	52,576,361
Fidelity Securities Lending Cash Central Fund 2.34% (f)(g)	2,324,522,447	2,324,754,900
TOTAL MONEY MARKET FUNDS (Cost $2,377,331,261)		2,377,331,261

TOTAL INVESTMENT IN SECURITIES - 107.4% (Cost $28,826,965,898)	33,354,670,070
NET OTHER ASSETS (LIABILITIES) - (7.4)%	(2,307,562,756)
NET ASSETS - 100.0%	31,047,107,314

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	480	Sep 2022	44,270,400	2,751,090	2,751,090
CME E-mini S&P MidCap 400 Index Contracts (United States)	121	Sep 2022	29,406,630	1,703,604	1,703,604

TOTAL FUTURES CONTRACTS					4,454,694
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,254,504.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	182,474,717	1,961,985,313	2,091,883,669	314,968	-	-	52,576,361	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	3,042,401,863	5,025,970,121	5,743,617,084	30,582,113	-	-	2,324,754,900	6.7%
Total	3,224,876,580	6,987,955,434	7,835,500,753	30,897,081	-	-	2,377,331,261

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Stran & Co., Inc.	36,481	26,676	796	-	54	4,745	-
Total	36,481	26,676	796	-	54	4,745	-

Sales proceeds in the table above include the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,109,898,153	1,109,771,289	-	126,864
Consumer Discretionary	3,641,716,491	3,641,704,000	-	12,491
Consumer Staples	900,970,863	900,937,158	33,705	-
Energy	1,588,462,069	1,588,462,069	-	-
Financials	4,912,346,526	4,912,346,526	-	-
Health Care	4,120,529,598	4,119,641,604	35	887,959
Industrials	4,305,379,111	4,305,348,835	-	30,276
Information Technology	6,074,421,356	6,074,415,486	-	5,870
Materials	1,356,703,411	1,356,703,411	-	-
Real Estate	2,173,792,404	2,173,792,404	-	-
Utilities	788,180,917	788,180,917	-	-

U.S. Government and Government Agency Obligations	4,937,910	-	4,937,910	-

Money Market Funds	2,377,331,261	2,377,331,261	-	-
Total Investments in Securities:	33,354,670,070	33,348,634,960	4,971,650	1,063,460
Derivative Instruments:

Assets
Futures Contracts	4,454,694	4,454,694	-	-
Total Assets	4,454,694	4,454,694	-	-
Total Derivative Instruments:	4,454,694	4,454,694	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,454,694	0
Total Equity Risk	4,454,694	0
Total Value of Derivatives	4,454,694	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,233,649,989) - See accompanying schedule:	$30,977,338,809
Unaffiliated issuers (cost $26,449,634,637)
Fidelity Central Funds (cost $2,377,331,261)	2,377,331,261

Total Investment in Securities (cost $28,826,965,898)		$33,354,670,070
Receivable for investments sold		330,919
Receivable for fund shares sold		14,943,553
Dividends receivable		21,861,487
Distributions receivable from Fidelity Central Funds		5,473,025
Other receivables		563,490
Total assets		33,397,842,544
Liabilities
Payable to custodian bank	72,699
Payable for fund shares redeemed	23,800,127
Accrued management fee	959,346
Payable for daily variation margin on futures contracts	453,789
Other payables and accrued expenses	456,216
Collateral on securities loaned	2,324,993,053
Total Liabilities		2,350,735,230
Net Assets		$31,047,107,314
Net Assets consist of:
Paid in capital		$26,450,208,913
Total accumulated earnings (loss)		4,596,898,401
Net Assets		$31,047,107,314
Net Asset Value , offering price and redemption price per share ($31,047,107,314 ÷ 460,305,783 shares)		$67.45

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$211,811,048
Interest		28,854
Income from Fidelity Central Funds (including $30,582,113 from security lending)		30,897,081
Total Income		242,736,983
Expenses
Management fee	$5,803,561
Independent trustees' fees and expenses	54,874
Total expenses before reductions	5,858,435
Expense reductions	(5,704)
Total expenses after reductions		5,852,731
Net Investment income (loss)		236,884,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	163,681,301
Affiliated issuers	54
Futures contracts	(1,905,461)
Total net realized gain (loss)		161,775,894
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,508,945,799)
Affiliated issuers	4,745
Futures contracts	2,593,274
Total change in net unrealized appreciation (depreciation)		(5,506,347,780)
Net gain (loss)		(5,344,571,886)
Net increase (decrease) in net assets resulting from operations		$(5,107,687,634)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,884,252	$382,481,456
Net realized gain (loss)	161,775,894	971,839,623
Change in net unrealized appreciation (depreciation)	(5,506,347,780)	(4,235,898,923)
Net increase (decrease) in net assets resulting from operations	(5,107,687,634)	(2,881,577,844)
Distributions to shareholders	(174,067,626)	(2,817,769,879)
Share transactions
Proceeds from sales of shares	3,297,382,776	15,982,100,039
Reinvestment of distributions	167,401,654	2,714,273,707
Cost of shares redeemed	(5,868,167,163)	(9,866,506,755)
Net increase (decrease) in net assets resulting from share transactions	(2,403,382,733)	8,829,866,991
Total increase (decrease) in net assets	(7,685,137,993)	3,130,519,268

Net Assets
Beginning of period	38,732,245,307	35,601,726,039
End of period	$31,047,107,314	$38,732,245,307

Other Information
Shares
Sold	47,745,362	181,358,691
Issued in reinvestment of distributions	2,206,137	31,248,026
Redeemed	(83,653,340)	(112,858,194)
Net increase (decrease)	(33,701,841)	99,748,523

Fidelity® Extended Market Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$78.40	$90.30	$59.56	$62.22	$61.68	$58.09
Income from Investment Operations
Net investment income (loss) B,C	.50	.82	.75	.86	.88	.83
Net realized and unrealized gain (loss)	(11.09)	(6.19)	31.78	(.72)	2.89	6.24
Total from investment operations	(10.59)	(5.37)	32.53	.14	3.77	7.07
Distributions from net investment income	(.03)	(.86)	(.78)	(.92)	(.90)	(.81)
Distributions from net realized gain	(.33)	(5.67)	(1.01)	(1.88)	(2.33)	(2.67)
Total distributions	(.36)	(6.53)	(1.79)	(2.80)	(3.23)	(3.48)
Net asset value, end of period	$67.45	$78.40	$90.30	$59.56	$62.22	$61.68
Total Return D,E	(13.56)%	(6.58)%	56.23%	-% F	6.77%	12.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.03% I,J	.03%	.04%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03% I,J	.03%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.03% I,J	.03%	.04%	.05%	.05%	.05%
Net investment income (loss)	1.41% J	.93%	1.12%	1.38%	1.47%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$31,047,107	$38,732,245	$35,601,726	$23,183,527	$23,012,061	$2,985,201
Portfolio turnover rate K	12% J,L	18% L	26% L	15%	13% L	11%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Amount represents less than .005%.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Index Fund
Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (Switzerland, Food Products)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.4
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2
BHP Group Ltd. (Australia, Metals & Mining)	1.0
14.4

Market Sectors (% of Fund's net assets)

Financials	17.5
Industrials	14.7
Health Care	13.4
Consumer Discretionary	11.0
Consumer Staples	10.7
Information Technology	8.1
Materials	7.6
Energy	4.8
Communication Services	4.8
Utilities	3.9
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 98.3%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® International Index Fund
Schedule of Investments August 31, 2022 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
Australia - 7.9%
Ampol Ltd.	600,694	14,118,938
APA Group unit	2,984,547	22,505,953
Aristocrat Leisure Ltd.	1,524,695	36,800,704
ASX Ltd.	489,547	26,059,718
Aurizon Holdings Ltd.	4,633,092	11,717,705
Australia & New Zealand Banking Group Ltd.	7,530,605	116,412,262
BHP Group Ltd.	12,796,955	349,101,146
BlueScope Steel Ltd.	1,215,558	13,638,353
Brambles Ltd.	3,629,908	30,550,148
Cochlear Ltd.	166,318	24,212,087
Coles Group Ltd.	3,377,214	40,422,483
Commonwealth Bank of Australia	4,313,144	285,022,295
Computershare Ltd.	1,373,774	22,911,402
CSL Ltd.	1,217,709	243,563,381
Dexus unit	2,725,540	16,121,507
Dominos Pizza Enterprises Ltd.	152,596	6,577,211
Endeavour Group Ltd.	3,396,628	16,809,294
Evolution Mining Ltd.	4,621,127	7,426,397
Fortescue Metals Group Ltd.	4,281,498	53,208,613
Goodman Group unit	4,252,548	56,550,329
IDP Education Ltd.	525,755	10,350,331
Insurance Australia Group Ltd.	6,237,235	19,709,072
Lendlease Group unit	1,745,057	12,160,459
Macquarie Group Ltd.	921,191	110,223,539
Medibank Private Ltd.	6,962,801	17,539,069
Mineral Resources Ltd.	430,781	18,354,468
Mirvac Group unit	9,995,982	14,235,603
National Australia Bank Ltd.	8,112,803	168,228,143
Newcrest Mining Ltd.	2,259,450	27,162,354
Northern Star Resources Ltd.	2,936,121	15,518,114
Orica Ltd.	1,133,502	11,856,600
Origin Energy Ltd.	4,455,114	18,974,589
Qantas Airways Ltd. (a)	2,325,362	8,356,723
QBE Insurance Group Ltd.	3,750,158	30,746,640
Ramsay Health Care Ltd.	462,819	22,555,889
REA Group Ltd.	133,068	11,475,590
Reece Ltd.	569,248	6,162,925
Rio Tinto Ltd.	938,599	59,613,598
Santos Ltd.	8,138,633	43,446,330
Scentre Group unit	13,136,705	26,106,513
SEEK Ltd.	846,960	11,949,489
Sonic Healthcare Ltd.	1,153,322	26,670,575
South32 Ltd.	11,748,776	32,352,699
Stockland Corp. Ltd. unit	6,049,746	14,881,560
Suncorp Group Ltd.	3,194,008	23,588,547
Telstra Corp. Ltd.	10,264,252	27,757,034
The GPT Group unit	4,857,581	13,841,693
The Lottery Corp. (a)	5,640,346	16,953,146
Transurban Group unit	7,763,950	73,660,248
Treasury Wine Estates Ltd.	1,827,372	16,392,016
Vicinity Centres unit	9,744,220	12,757,225
Washington H. Soul Pattinson & Co. Ltd.	545,613	9,509,010
Wesfarmers Ltd.	2,867,528	91,729,180
Westpac Banking Corp.	8,849,891	129,894,544
WiseTech Global Ltd.	371,566	14,676,662
Woodside Energy Group Ltd.	4,800,367	111,505,403
Woolworths Group Ltd.	3,068,478	75,646,398
TOTAL AUSTRALIA		2,750,271,904
Austria - 0.2%
Erste Group Bank AG	870,659	19,579,161
OMV AG	371,195	15,025,746
Verbund AG	172,218	16,502,270
Voestalpine AG	292,219	5,908,550
TOTAL AUSTRIA		57,015,727
Bailiwick of Jersey - 0.9%
Experian PLC	2,328,063	70,646,140
Ferguson PLC	542,063	62,883,298
Glencore Xstrata PLC	24,922,672	136,266,182
WPP PLC	2,765,185	23,816,668
TOTAL BAILIWICK OF JERSEY		293,612,288
Belgium - 0.8%
Ageas	408,763	16,632,740
Anheuser-Busch InBev SA NV	2,196,438	106,075,912
D'ieteren Group	62,695	9,494,905
ELIA GROUP SA/NV	83,158	12,109,240
Groupe Bruxelles Lambert SA	252,445	19,153,943
KBC Group NV	632,955	30,187,218
Proximus	382,301	4,871,572
Sofina SA	38,806	7,807,418
Solvay SA Class A	186,700	15,130,013
UCB SA	319,874	22,534,162
Umicore SA	527,779	16,776,009
Warehouses de Pauw	374,858	11,444,558
TOTAL BELGIUM		272,217,690
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,587,615	9,654,303
Hongkong Land Holdings Ltd.	2,858,762	13,819,521
Jardine Matheson Holdings Ltd.	402,093	21,323,676
TOTAL BERMUDA		44,797,500
Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (b)	4,339,784	12,756,535
Chow Tai Fook Jewellery Group Ltd.	5,036,944	10,137,900
CK Asset Holdings Ltd.	5,067,612	34,205,195
CK Hutchison Holdings Ltd.	6,792,046	43,860,708
ESR Cayman Ltd. (b)	5,069,384	14,194,798
Futu Holdings Ltd. ADR (a)(c)	149,704	7,348,969
Grab Holdings Ltd. (a)(c)	3,288,037	9,370,905
Sands China Ltd. (a)	6,118,606	13,681,798
Sea Ltd. ADR (a)	913,802	56,655,724
SITC International Holdings Co. Ltd.	3,380,319	8,571,923
WH Group Ltd. (b)	21,021,265	14,322,280
Wharf Real Estate Investment Co. Ltd.	4,227,825	19,237,392
Xinyi Glass Holdings Ltd.	4,559,500	8,420,903
TOTAL CAYMAN ISLANDS		252,765,030
Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	8,033	18,843,074
Series B	12,494	29,975,028
Carlsberg A/S Series B	246,114	31,957,965
Chr. Hansen Holding A/S	265,898	15,528,307
Coloplast A/S Series B	300,290	34,302,431
Danske Bank A/S	1,743,777	23,368,956
Demant A/S (a)	233,262	7,202,022
DSV A/S	473,279	70,121,329
Genmab A/S (a)	166,304	59,198,611
GN Store Nord A/S	330,815	9,400,452
Novo Nordisk A/S Series B	4,184,237	447,352,855
Novozymes A/S Series B	517,706	29,772,074
ORSTED A/S (b)	478,292	46,682,506
Pandora A/S	229,703	13,877,000
Rockwool International A/S Series B	22,412	4,634,877
Tryg A/S	908,896	20,589,321
Vestas Wind Systems A/S	2,553,159	63,882,884
TOTAL DENMARK		926,689,692
Finland - 1.2%
Elisa Corp. (A Shares)	359,838	19,259,839
Fortum Corp.	1,119,451	11,525,546
Kesko Oyj	688,286	14,511,720
Kone OYJ (B Shares)	859,874	34,388,512
Neste OYJ	1,069,726	52,944,791
Nokia Corp.	13,680,946	68,943,254
Nordea Bank ABP	8,622,568	80,199,589
Orion Oyj (B Shares)	269,850	12,249,461
Sampo Oyj (A Shares)	1,209,875	54,735,145
Stora Enso Oyj (R Shares)	1,394,529	20,846,300
UPM-Kymmene Corp.	1,349,361	45,956,207
Wartsila Corp.	1,193,051	9,872,209
TOTAL FINLAND		425,432,573
France - 10.0%
Accor SA (a)	428,587	10,281,012
Aeroports de Paris SA (a)	74,797	10,286,638
Air Liquide SA	926,928	116,155,966
Alstom SA (c)	813,689	16,675,129
Amundi SA (b)	154,689	7,881,554
Arkema SA	149,626	12,687,938
AXA SA	4,723,391	111,243,491
bioMerieux SA	105,895	9,711,814
BNP Paribas SA	2,808,323	130,503,297
Bollore SA	2,225,276	10,680,526
Bouygues SA	580,873	17,063,132
Bureau Veritas SA	743,988	18,519,804
Capgemini SA	414,071	71,988,873
Carrefour SA	1,526,432	25,476,891
Compagnie de St. Gobain	1,259,139	50,715,285
Compagnie Generale des Etablissements Michelin SCA Series B	1,716,231	41,740,930
Covivio	118,901	6,667,517
Credit Agricole SA	3,061,041	28,172,813
Danone SA	1,623,098	85,407,931
Dassault Aviation SA	63,081	8,684,875
Dassault Systemes SA	1,685,322	64,991,371
Edenred SA	631,063	32,026,432
EDF SA	1,417,157	16,997,492
EDF SA (a)	200,740	2,407,691
Eiffage SA	210,970	18,627,577
Engie SA	4,616,456	54,830,095
EssilorLuxottica SA	727,133	109,061,797
Eurazeo SA	109,457	6,561,429
Gecina SA	115,685	10,341,117
Getlink SE	1,113,961	21,034,937
Hermes International SCA	80,054	103,177,468
Ipsen SA	94,993	9,121,510
Kering SA	189,130	94,896,453
Klepierre SA	541,958	11,165,134
L'Oreal SA	408,113	140,164,006
L'Oreal SA (a)	201,944	69,356,477
La Francaise des Jeux SAEM (b)	264,643	8,608,898
Legrand SA	676,500	48,947,951
LVMH Moet Hennessy Louis Vuitton SE	701,684	452,773,476
Orange SA	5,043,280	51,075,221
Pernod Ricard SA	529,698	97,707,337
Publicis Groupe SA	577,617	28,202,338
Remy Cointreau SA	57,920	10,785,702
Remy Cointreau SA rights 9/19/22 (a)(d)	58,795	59,086
Renault SA (a)	484,148	13,920,039
Safran SA	864,491	88,138,723
Sanofi SA	2,878,585	235,323,863
Sartorius Stedim Biotech	69,906	25,691,169
Schneider Electric SA	1,371,601	163,024,913
SEB SA	62,659	4,659,718
Societe Generale Series A	2,011,209	44,337,939
Sodexo SA (a)	84,696	6,506,209
Sodexo SA	139,327	10,702,874
Teleperformance	148,553	42,442,674
Thales SA	269,909	32,590,093
TotalEnergies SE	6,267,720	317,332,829
Ubisoft Entertainment SA (a)	236,577	10,909,762
Valeo SA	519,521	9,992,853
Veolia Environnement SA	1,683,140	37,512,830
VINCI SA	1,348,737	124,425,680
Vivendi SA	1,826,640	16,557,501
Wendel SA	67,380	5,315,512
Worldline SA (a)(b)	603,967	25,875,577
TOTAL FRANCE		3,468,727,169
Germany - 6.8%
adidas AG	437,287	64,842,286
Allianz SE	1,032,424	174,517,330
BASF AG	2,322,995	98,259,985
Bayer AG	2,483,661	131,355,850
Bayerische Motoren Werke AG (BMW)	838,532	61,781,904
Bechtle AG	206,536	7,934,956
Beiersdorf AG	254,992	25,738,899
Brenntag SE	391,139	25,646,005
Carl Zeiss Meditec AG	101,397	12,655,845
Commerzbank AG (a)	2,682,843	17,875,296
Continental AG	277,229	15,961,273
Covestro AG (b)	486,624	14,672,654
Daimler Truck Holding AG (a)	1,144,860	29,367,203
Delivery Hero AG (a)(b)(c)	413,123	17,145,113
Deutsche Bank AG	5,226,529	43,715,728
Deutsche Borse AG	480,274	81,202,090
Deutsche Lufthansa AG (a)(c)	1,505,778	8,952,284
Deutsche Post AG	2,506,864	91,498,346
Deutsche Telekom AG	8,193,125	154,417,758
E.ON AG	5,677,241	48,424,541
Evonik Industries AG	528,408	9,874,384
Fresenius Medical Care AG & Co. KGaA	516,974	17,700,870
Fresenius SE & Co. KGaA	1,059,585	26,212,310
GEA Group AG	382,101	13,320,696
Hannover Reuck SE	152,544	22,519,637
HeidelbergCement AG	364,837	16,475,118
HelloFresh AG (a)	416,428	9,985,155
Henkel AG & Co. KGaA	263,939	16,506,574
Infineon Technologies AG	3,302,569	80,810,097
KION Group AG	181,722	7,261,040
Knorr-Bremse AG	182,818	8,860,259
LEG Immobilien AG	183,373	13,880,022
Mercedes-Benz Group AG (Germany)	2,028,723	113,741,743
Merck KGaA	326,745	56,128,245
MTU Aero Engines AG	135,452	23,950,752
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	354,168	84,618,076
Nemetschek Se	145,544	8,614,976
Puma AG	267,685	16,414,993
Rational AG	12,888	6,974,542
Rheinmetall AG	109,782	17,475,547
RWE AG	1,624,151	62,153,816
SAP SE	2,639,931	224,841,315
Scout24 AG (b)	202,202	11,692,295
Siemens AG	1,934,267	195,929,821
Siemens Energy AG	1,098,832	16,205,180
Siemens Healthineers AG (b)	712,897	34,836,518
Symrise AG	335,862	35,142,638
Telefonica Deutschland Holding AG	2,617,162	6,798,852
Uniper SE (c)	230,683	1,248,377
United Internet AG	243,520	5,518,558
Volkswagen AG	74,329	13,748,675
Vonovia SE	1,812,168	49,058,176
Zalando SE (a)(b)	561,264	12,994,856
TOTAL GERMANY		2,367,459,459
Hong Kong - 2.3%
AIA Group Ltd.	30,449,546	292,962,283
BOC Hong Kong (Holdings) Ltd.	9,358,532	32,210,206
CLP Holdings Ltd.	4,153,231	35,785,471
Galaxy Entertainment Group Ltd.	5,520,889	30,860,027
Hang Lung Properties Ltd.	5,101,249	8,483,429
Hang Seng Bank Ltd.	1,934,586	30,289,095
Henderson Land Development Co. Ltd.	3,657,333	12,234,220
Hong Kong & China Gas Co. Ltd.	28,327,354	27,927,437
Hong Kong Exchanges and Clearing Ltd.	3,045,459	122,715,330
Link (REIT)	5,339,410	41,321,832
MTR Corp. Ltd.	3,906,066	20,004,217
New World Development Co. Ltd.	3,806,665	12,404,330
Power Assets Holdings Ltd.	3,509,922	20,993,572
Sino Land Ltd.	8,801,677	12,870,906
Sun Hung Kai Properties Ltd.	3,664,663	43,053,284
Swire Pacific Ltd. (A Shares)	1,252,205	8,661,232
Swire Properties Ltd.	2,945,266	6,788,016
Techtronic Industries Co. Ltd.	3,479,889	41,042,660
TOTAL HONG KONG		800,607,547
Ireland - 0.7%
CRH PLC	1,930,323	71,282,233
DCC PLC (United Kingdom)	248,643	14,335,555
Flutter Entertainment PLC (Ireland) (a)	422,269	53,150,994
James Hardie Industries PLC CDI	1,126,665	25,536,280
Kerry Group PLC Class A	402,526	41,604,728
Kingspan Group PLC (Ireland)	390,636	22,235,145
Smurfit Kappa Group PLC	625,297	21,082,559
TOTAL IRELAND		249,227,494
Isle of Man - 0.1%
Entain PLC	1,489,583	21,915,687
Israel - 0.9%
Azrieli Group	106,801	8,896,610
Bank Hapoalim BM (Reg.)	3,212,054	33,457,891
Bank Leumi le-Israel BM	3,903,938	41,438,252
Bezeq The Israel Telecommunication Corp. Ltd.	5,280,451	8,924,125
Check Point Software Technologies Ltd. (a)	259,253	31,172,581
CyberArk Software Ltd. (a)(c)	103,123	14,878,586
Elbit Systems Ltd. (Israel)	66,973	14,336,279
Icl Group Ltd.	1,784,389	17,140,590
Israel Discount Bank Ltd. (Class A)	3,130,799	19,219,176
Mizrahi Tefahot Bank Ltd.	389,506	15,901,545
NICE Ltd. (a)	160,608	34,823,390
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,808,222	25,386,327
Tower Semiconductor Ltd. (a)	274,945	12,924,800
Wix.com Ltd. (a)	145,213	9,190,531
ZIM Integrated Shipping Services Ltd. (c)	213,264	7,696,698
TOTAL ISRAEL		295,387,381
Italy - 1.6%
Amplifon SpA	313,711	8,212,624
Assicurazioni Generali SpA	2,808,899	41,197,421
Atlantia SpA	1,251,725	28,718,337
DiaSorin SpA	63,403	8,343,721
Enel SpA	20,566,980	96,645,704
Eni SpA	6,383,159	75,403,770
FinecoBank SpA	1,546,327	16,806,308
Infrastrutture Wireless Italiane SpA (b)	843,964	7,853,791
Intesa Sanpaolo SpA	41,772,144	71,910,305
Mediobanca SpA	1,524,476	12,115,231
Moncler SpA	519,349	23,298,499
Nexi SpA (a)(b)	1,320,548	10,884,749
Poste Italiane SpA (b)	1,315,182	10,562,964
Prysmian SpA	644,836	19,836,135
Recordati SpA	263,337	10,781,455
Snam SpA	5,098,083	24,230,720
Telecom Italia SpA (a)	25,068,215	5,170,548
Terna - Rete Elettrica Nazionale	3,557,745	25,385,026
UniCredit SpA	5,247,101	51,347,532
TOTAL ITALY		548,704,840
Japan - 22.5%
Advantest Corp.	479,742	27,170,352
AEON Co. Ltd.	1,654,667	32,275,508
AGC, Inc.	487,330	16,539,469
Aisin Seiki Co. Ltd.	371,467	11,045,448
Ajinomoto Co., Inc.	1,154,861	31,920,181
Ana Holdings, Inc. (a)(c)	402,812	7,744,603
Asahi Group Holdings	1,154,828	38,719,367
ASAHI INTECC Co. Ltd.	547,399	9,736,909
Asahi Kasei Corp.	3,180,327	23,241,171
Astellas Pharma, Inc.	4,642,843	65,825,244
Azbil Corp.	292,255	8,327,338
Bandai Namco Holdings, Inc.	505,365	37,920,879
Bridgestone Corp.	1,444,077	55,415,288
Brother Industries Ltd.	594,964	11,386,130
Canon, Inc.	2,529,202	60,572,640
Capcom Co. Ltd.	443,710	12,110,946
Central Japan Railway Co.	365,007	42,972,294
Chiba Bank Ltd.	1,336,180	7,217,827
Chubu Electric Power Co., Inc.	1,631,357	16,588,961
Chugai Pharmaceutical Co. Ltd.	1,699,022	43,848,494
Concordia Financial Group Ltd.	2,744,640	8,703,918
CyberAgent, Inc.	1,083,155	10,559,981
Dai Nippon Printing Co. Ltd.	559,659	11,780,179
Dai-ichi Mutual Life Insurance Co.	2,478,198	42,818,334
Daifuku Co. Ltd.	255,240	14,890,204
Daiichi Sankyo Kabushiki Kaisha	4,430,117	133,133,021
Daikin Industries Ltd.	629,895	109,958,974
Daito Trust Construction Co. Ltd.	157,293	15,474,097
Daiwa House Industry Co. Ltd.	1,517,932	33,936,747
Daiwa House REIT Investment Corp.	5,560	12,853,590
Daiwa Securities Group, Inc.	3,380,595	14,757,063
DENSO Corp.	1,096,148	59,828,568
Dentsu Group, Inc.	545,110	17,555,271
Disco Corp.	72,841	17,686,507
East Japan Railway Co.	765,639	39,657,560
Eisai Co. Ltd.	638,943	26,051,737
ENEOS Holdings, Inc.	7,772,531	29,371,824
FANUC Corp.	485,086	78,147,002
Fast Retailing Co. Ltd.	147,541	86,271,930
Fuji Electric Co. Ltd.	319,951	13,822,580
FUJIFILM Holdings Corp.	911,625	46,280,295
Fujitsu Ltd.	497,361	58,526,110
GLP J-REIT	10,762	13,110,143
GMO Payment Gateway, Inc.	106,077	8,412,362
Hakuhodo DY Holdings, Inc.	588,794	5,252,922
Hamamatsu Photonics K.K.	353,655	14,994,496
Hankyu Hanshin Holdings, Inc.	577,152	17,307,940
Hikari Tsushin, Inc.	51,645	6,529,241
Hirose Electric Co. Ltd.	75,497	10,697,738
Hitachi Construction Machinery Co. Ltd.	271,162	5,574,456
Hitachi Ltd.	2,448,113	122,312,819
Hitachi Metals Ltd. (a)	541,329	8,145,241
Honda Motor Co. Ltd.	4,122,585	109,752,547
Hoshizaki Corp.	274,247	8,147,463
Hoya Corp.	924,818	94,309,957
Hulic Co. Ltd.	965,734	7,318,297
Ibiden Co. Ltd.	283,999	9,013,858
Idemitsu Kosan Co. Ltd.	525,522	13,856,580
Iida Group Holdings Co. Ltd.	370,870	5,649,415
INPEX Corp.	2,631,265	30,245,410
Isuzu Motors Ltd.	1,470,145	18,258,739
ITO EN Ltd.	134,835	5,917,527
Itochu Corp.	3,005,603	82,716,361
ITOCHU Techno-Solutions Corp.	242,205	6,112,551
Japan Airlines Co. Ltd. (a)	363,606	6,650,475
Japan Exchange Group, Inc.	1,271,656	18,950,504
Japan Post Bank Co. Ltd.	1,038,475	7,569,913
Japan Post Holdings Co. Ltd.	6,009,650	41,459,287
Japan Post Insurance Co. Ltd.	503,316	7,709,602
Japan Real Estate Investment Corp.	3,145	14,566,316
Japan Retail Fund Investment Corp.	17,636	14,006,114
Japan Tobacco, Inc.	3,035,576	51,433,072
JFE Holdings, Inc.	1,237,767	13,298,016
JSR Corp.	455,966	10,171,156
Kajima Corp.	1,066,396	11,221,198
Kakaku.com, Inc.	336,141	6,187,650
Kansai Electric Power Co., Inc.	1,773,783	17,190,885
Kao Corp.	1,201,943	52,044,503
KDDI Corp.	4,078,042	124,792,703
Keio Corp.	259,402	9,870,339
Keisei Electric Railway Co.	328,883	9,174,619
Keyence Corp.	491,928	184,706,204
Kikkoman Corp.	367,941	22,499,045
Kintetsu Group Holdings Co. Ltd.	432,575	14,688,820
Kirin Holdings Co. Ltd.	2,082,822	34,286,956
Kobayashi Pharmaceutical Co. Ltd.	134,437	7,618,740
Kobe Bussan Co. Ltd.	379,328	9,659,745
Koei Tecmo Holdings Co. Ltd.	148,278	4,971,231
Koito Manufacturing Co. Ltd.	263,500	9,002,329
Komatsu Ltd.	2,338,447	48,917,381
Konami Group Corp.	235,140	11,933,287
Kose Corp.	83,986	7,909,303
Kubota Corp.	2,581,977	40,098,723
Kurita Water Industries Ltd.	263,599	10,255,957
Kyocera Corp.	811,911	45,129,082
Kyowa Hakko Kirin Co., Ltd.	680,630	15,256,135
Lasertec Corp.	190,762	26,410,514
LIXIL Group Corp. (c)	750,157	13,044,842
M3, Inc.	1,116,311	35,757,540
Makita Corp.	564,614	13,276,187
Marubeni Corp.	3,909,785	40,748,882
Mazda Motor Corp.	1,433,526	12,695,458
McDonald's Holdings Co. (Japan) Ltd.	218,422	7,807,024
Meiji Holdings Co. Ltd.	282,433	13,454,802
Minebea Mitsumi, Inc.	914,885	15,724,209
Misumi Group, Inc.	720,564	17,687,061
Mitsubishi Chemical Holdings Corp.	3,226,453	16,938,742
Mitsubishi Corp.	3,192,996	104,540,763
Mitsubishi Electric Corp.	4,887,769	49,416,048
Mitsubishi Estate Co. Ltd.	2,992,116	40,294,447
Mitsubishi Heavy Industries Ltd.	810,739	31,254,496
Mitsubishi UFJ Financial Group, Inc.	30,219,368	156,655,626
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,665,382	8,070,885
Mitsui & Co. Ltd.	3,529,961	82,845,086
Mitsui Chemicals, Inc.	464,146	10,427,287
Mitsui Fudosan Co. Ltd.	2,291,443	46,380,223
Mitsui OSK Lines Ltd. (c)	869,725	22,659,468
Mizuho Financial Group, Inc.	6,099,564	69,842,312
MonotaRO Co. Ltd.	631,583	11,332,048
MS&AD Insurance Group Holdings, Inc.	1,126,248	33,602,665
Murata Manufacturing Co. Ltd.	1,452,817	78,229,000
NEC Corp.	621,800	22,678,088
Nexon Co. Ltd.	1,253,251	24,954,863
NGK Insulators Ltd.	599,351	8,557,223
Nidec Corp.	1,131,006	75,135,008
Nihon M&A Center Holdings, Inc.	763,035	9,456,480
Nintendo Co. Ltd.	279,123	114,258,139
Nippon Building Fund, Inc.	3,862	19,236,467
Nippon Express Holdings, Inc.	193,997	10,674,242
Nippon Paint Holdings Co. Ltd.	2,090,782	16,124,827
Nippon Prologis REIT, Inc.	5,445	13,698,155
Nippon Sanso Holdings Corp.	436,844	7,944,942
Nippon Shinyaku Co. Ltd.	123,889	6,776,677
Nippon Steel & Sumitomo Metal Corp.	2,044,121	32,289,178
Nippon Telegraph & Telephone Corp.	3,021,741	81,902,146
Nippon Yusen KK (c)	408,548	31,161,668
Nissan Chemical Corp.	323,900	16,318,925
Nissan Motor Co. Ltd.	5,879,771	23,132,159
Nisshin Seifun Group, Inc.	499,030	5,616,048
Nissin Food Holdings Co. Ltd.	157,645	11,278,936
Nitori Holdings Co. Ltd.	202,904	19,397,920
Nitto Denko Corp.	358,724	22,109,160
Nomura Holdings, Inc.	7,367,088	26,675,429
Nomura Real Estate Holdings, Inc.	298,626	7,336,609
Nomura Real Estate Master Fund, Inc.	10,710	13,098,997
Nomura Research Institute Ltd.	849,688	22,868,341
NTT Data Corp.	1,596,849	22,471,445
Obayashi Corp.	1,638,319	11,331,578
OBIC Co. Ltd.	176,533	26,109,082
Odakyu Electric Railway Co. Ltd.	743,531	10,157,409
Oji Holdings Corp.	2,045,259	8,160,334
Olympus Corp.	3,120,365	66,455,152
OMRON Corp.	470,051	24,737,033
Ono Pharmaceutical Co. Ltd.	916,702	21,881,837
Open House Group Co. Ltd.	206,581	8,085,160
Oracle Corp. Japan	96,922	5,773,769
Oriental Land Co. Ltd.	505,836	75,413,796
ORIX Corp.	3,024,112	49,708,503
Osaka Gas Co. Ltd.	945,141	15,919,387
Otsuka Corp.	287,581	9,295,750
Otsuka Holdings Co. Ltd.	988,844	32,298,191
Pan Pacific International Holdings Ltd.	958,968	17,218,844
Panasonic Holdings Corp.	5,589,705	45,357,013
Persol Holdings Co. Ltd.	447,293	8,979,054
Rakuten Group, Inc.	2,193,575	10,645,995
Recruit Holdings Co. Ltd.	3,645,173	115,882,259
Renesas Electronics Corp. (a)	2,950,696	27,938,811
Resona Holdings, Inc.	5,470,526	20,138,356
Ricoh Co. Ltd.	1,446,134	11,365,815
ROHM Co. Ltd.	220,655	16,508,964
SBI Holdings, Inc. Japan	620,922	12,201,212
SCSK Corp.	394,652	6,426,239
Secom Co. Ltd.	531,056	33,833,180
Seiko Epson Corp.	705,220	11,081,698
Sekisui Chemical Co. Ltd.	941,998	12,842,558
Sekisui House Ltd.	1,559,602	26,520,454
Seven & i Holdings Co. Ltd.	1,905,129	75,682,237
SG Holdings Co. Ltd.	726,017	12,042,250
Sharp Corp.	617,154	4,417,925
Shimadzu Corp.	596,954	17,434,676
SHIMANO, Inc.	184,485	32,637,131
SHIMIZU Corp.	1,391,947	7,632,696
Shin-Etsu Chemical Co. Ltd.	948,299	110,128,658
Shionogi & Co. Ltd.	670,097	32,717,430
Shiseido Co. Ltd.	1,012,375	38,241,262
Shizuoka Bank Ltd.	1,125,321	6,512,071
SMC Corp.	144,859	68,725,410
SoftBank Corp.	7,262,288	79,618,208
SoftBank Group Corp.	3,049,462	120,793,950
Sompo Holdings, Inc.	791,611	33,941,299
Sony Group Corp.	3,188,201	253,472,523
Square Enix Holdings Co. Ltd.	216,233	9,389,062
Subaru Corp.	1,556,944	28,301,206
Sumco Corp.	882,843	11,982,726
Sumitomo Chemical Co. Ltd.	3,754,108	14,777,391
Sumitomo Corp.	2,849,437	40,079,035
Sumitomo Electric Industries Ltd.	1,801,317	20,633,355
Sumitomo Metal Mining Co. Ltd.	623,057	19,605,509
Sumitomo Mitsui Financial Group, Inc.	3,301,064	99,570,862
Sumitomo Mitsui Trust Holdings, Inc.	854,772	26,586,140
Sumitomo Realty & Development Co. Ltd.	783,954	19,172,323
Suntory Beverage & Food Ltd.	350,471	12,801,538
Suzuki Motor Corp.	931,818	32,568,111
Sysmex Corp.	424,314	25,937,053
T&D Holdings, Inc.	1,336,405	14,595,164
Taisei Corp.	457,644	13,875,551
Takeda Pharmaceutical Co. Ltd.	3,800,633	105,049,702
TDK Corp.	983,239	34,376,239
Terumo Corp.	1,632,619	52,409,788
TIS, Inc.	569,689	16,222,888
Tobu Railway Co. Ltd.	476,508	11,258,035
Toho Co. Ltd.	281,963	10,708,613
Tokio Marine Holdings, Inc.	1,547,093	85,738,943
Tokyo Electric Power Co., Inc. (a)	3,846,337	15,021,748
Tokyo Electron Ltd.	377,560	118,416,829
Tokyo Gas Co. Ltd.	1,000,343	18,767,653
Tokyu Corp.	1,339,168	15,919,684
Toppan, Inc.	660,845	10,378,338
Toray Industries, Inc.	3,513,335	20,048,643
Toshiba Corp.	986,241	36,524,404
Tosoh Corp.	655,167	8,471,209
Toto Ltd.	357,030	12,306,400
Toyota Industries Corp.	371,463	20,762,126
Toyota Motor Corp.	26,808,525	401,191,414
Toyota Tsusho Corp.	535,458	18,745,382
Trend Micro, Inc.	338,297	20,828,304
Unicharm Corp.	1,020,722	35,471,855
USS Co. Ltd.	552,673	9,752,957
Welcia Holdings Co. Ltd.	237,528	4,974,643
West Japan Railway Co.	553,767	21,551,716
Yakult Honsha Co. Ltd.	323,370	19,125,958
Yamaha Corp.	353,996	13,808,993
Yamaha Motor Co. Ltd.	750,397	15,551,451
Yamato Holdings Co. Ltd.	734,607	11,451,839
Yaskawa Electric Corp.	605,114	19,704,258
Yokogawa Electric Corp.	575,659	10,047,162
Z Holdings Corp.	6,734,831	19,799,565
ZOZO, Inc.	314,050	6,941,519
TOTAL JAPAN		7,801,226,024
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	1,331,609	31,788,952
Aroundtown SA	2,537,935	7,416,848
Eurofins Scientific SA	340,225	23,625,920
Tenaris SA	1,189,817	16,276,084
TOTAL LUXEMBOURG		79,107,804
Malta - 0.0%
BGP Holdings PLC (a)(e)	5,796,476	58
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	6,692,972	5,557,579
HKT Trust/HKT Ltd. unit	9,597,718	12,876,109
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	298,698	15,429,075
TOTAL MULTI-NATIONAL		33,862,763
Netherlands - 5.4%
ABN AMRO Bank NV:
GDR (b)	1,066,405	10,260,300
rights (a)(d)	1,071,667	344,631
Adyen BV (a)(b)	54,815	84,587,498
AEGON NV	4,530,172	20,245,445
AEGON NV rights (a)(d)	4,533,616	501,166
AerCap Holdings NV (a)	341,646	15,049,506
Airbus Group NV	1,494,614	146,461,930
Akzo Nobel NV	459,735	28,963,937
Argenx SE (a)	139,312	52,459,547
ASM International NV (Netherlands)	118,440	32,268,024
ASML Holding NV (Netherlands)	1,027,535	501,555,520
CNH Industrial NV	2,588,221	31,680,578
Davide Campari Milano NV	1,316,837	12,979,469
Euronext NV (b)	215,870	16,010,066
EXOR NV	275,196	16,665,398
Ferrari NV (Italy)	318,670	61,871,801
Heineken Holding NV	254,076	18,077,624
Heineken NV (Bearer)	655,498	59,115,571
IMCD NV	144,319	19,985,600
ING Groep NV (Certificaten Van Aandelen)	9,878,116	86,576,147
JDE Peet's BV	253,442	7,824,278
Just Eat Takeaway.com NV (a)(b)	460,418	7,659,262
Koninklijke Ahold Delhaize NV	2,643,406	72,711,684
Koninklijke DSM NV	442,047	56,367,938
Koninklijke KPN NV	8,350,494	26,572,069
Koninklijke Philips Electronics NV	2,235,920	37,134,155
NN Group NV	705,579	29,050,664
NN Group NV rights (a)(c)(d)	724,382	727,968
OCI NV	265,510	9,989,901
Prosus NV	2,097,123	129,622,085
QIAGEN NV (Germany) (a)	574,860	26,141,177
Randstad NV	301,448	14,083,688
Stellantis NV (Italy)	5,564,728	74,679,219
STMicroelectronics NV (France)	1,727,998	60,221,049
Universal Music Group NV	1,834,977	36,438,881
Wolters Kluwer NV	663,635	64,984,684
Wolters Kluwer NV rights (a)(d)	661,582	418,860
TOTAL NETHERLANDS		1,870,287,320
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	3,156,495	14,557,014
Fisher & Paykel Healthcare Corp.	1,460,971	17,490,298
Mercury Nz Ltd.	1,756,616	6,216,657
Meridian Energy Ltd.	3,242,907	9,893,447
Spark New Zealand Ltd.	4,743,414	15,690,821
Xero Ltd. (a)	340,567	20,035,259
TOTAL NEW ZEALAND		83,883,496
Norway - 0.9%
Adevinta ASA Class B (a)	734,613	5,998,666
Aker BP ASA	799,870	27,985,409
DNB Bank ASA	2,351,773	44,716,614
Equinor ASA	2,471,023	95,902,013
Gjensidige Forsikring ASA	503,907	10,242,579
Kongsberg Gruppen ASA	225,352	7,709,885
Mowi ASA	1,047,539	21,535,062
Norsk Hydro ASA	3,403,059	23,382,769
Orkla ASA	1,893,095	15,852,600
Salmar ASA	148,450	9,851,505
Telenor ASA	1,772,522	19,396,706
Yara International ASA	417,336	17,696,523
TOTAL NORWAY		300,270,331
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	26
Energias de Portugal SA	7,018,563	33,587,838
Galp Energia SGPS SA Class B	1,264,346	13,653,648
Jeronimo Martins SGPS SA	715,556	15,892,066
TOTAL PORTUGAL		63,133,578
Singapore - 1.3%
Ascendas Real Estate Investment Trust	8,469,538	17,069,567
CapitaLand Investment Ltd.	6,588,079	17,344,955
CapitaMall Trust	13,446,784	19,888,126
City Developments Ltd.	1,030,515	5,983,384
DBS Group Holdings Ltd.	4,579,171	106,619,154
Genting Singapore Ltd.	15,253,984	8,441,689
Keppel Corp. Ltd.	3,670,885	19,064,815
Mapletree Logistics Trust (REIT)	8,253,999	9,845,753
Mapletree Pan Asia Commercial	6,013,752	7,908,055
Oversea-Chinese Banking Corp. Ltd.	8,561,637	73,793,993
Singapore Airlines Ltd. (a)	3,374,211	12,811,391
Singapore Exchange Ltd.	2,159,145	14,651,992
Singapore Technologies Engineering Ltd.	3,937,729	10,493,071
Singapore Telecommunications Ltd.	20,896,719	39,230,615
United Overseas Bank Ltd.	2,984,584	58,197,761
UOL Group Ltd.	1,167,389	5,775,998
Venture Corp. Ltd.	699,448	9,138,181
Wilmar International Ltd.	4,841,608	13,974,811
TOTAL SINGAPORE		450,233,311
Spain - 2.4%
Acciona SA	62,446	12,243,522
ACS Actividades de Construccion y Servicios SA	584,907	13,055,089
Aena SME SA (a)(b)	189,861	23,319,050
Amadeus IT Holding SA Class A (a)	1,138,920	60,122,859
Banco Bilbao Vizcaya Argentaria SA	16,857,805	75,644,218
Banco Santander SA (Spain)	43,178,360	104,521,713
CaixaBank SA	11,209,081	33,845,852
Cellnex Telecom SA (b)	1,374,201	53,515,139
EDP Renovaveis SA	729,203	17,712,079
Enagas SA	630,600	11,527,394
Endesa SA	803,768	13,812,468
Ferrovial SA	1,219,304	30,608,982
Grifols SA (a)(c)	751,393	9,095,329
Iberdrola SA	15,051,933	156,716,206
Industria de Diseno Textil SA (c)	2,757,794	59,544,727
Naturgy Energy Group SA	367,716	10,154,855
Red Electrica Corporacion SA	1,026,205	18,805,477
Repsol SA	3,670,369	47,671,051
Siemens Gamesa Renewable Energy SA (a)	600,419	10,818,314
Telefonica SA	13,242,883	54,653,607
TOTAL SPAIN		817,387,931
Sweden - 3.1%
Alfa Laval AB	733,045	19,632,678
Alleima AB (a)	27,009	108,441
ASSA ABLOY AB (B Shares)	2,535,112	51,346,091
Atlas Copco AB:
(A Shares)	6,789,884	68,924,309
(B Shares)	3,949,105	36,127,272
Boliden AB	692,179	22,307,514
Electrolux AB (B Shares) (c)	558,257	7,082,427
Embracer Group AB (a)(c)	1,697,292	10,592,949
Epiroc AB:
(A Shares)	1,669,274	25,541,252
(B Shares)	984,217	13,433,731
EQT AB (c)	754,703	17,012,676
Ericsson (B Shares)	7,379,875	55,189,830
Essity AB (B Shares)	1,539,979	34,252,253
Evolution AB (b)	462,517	37,002,883
Fastighets AB Balder (a)	1,588,038	8,810,185
Getinge AB (B Shares)	576,670	10,719,246
H&M Hennes & Mauritz AB (B Shares) (c)	1,848,933	19,201,777
Hexagon AB (B Shares)	4,923,003	50,308,377
Holmen AB (B Shares)	236,558	10,176,876
Husqvarna AB (B Shares)	1,056,153	7,106,255
Industrivarden AB:
(A Shares)	329,801	7,338,536
(C Shares)	386,784	8,519,407
Indutrade AB	688,299	12,797,454
Investment AB Latour (B Shares)	372,933	7,381,694
Investor AB:
(A Shares) (c)	1,257,958	20,981,701
(B Shares)	4,610,650	72,965,915
Kinnevik AB (B Shares) (a)	610,224	8,726,890
L E Lundbergforetagen AB	191,648	7,946,380
Lifco AB	587,578	9,174,705
Nibe Industrier AB (B Shares)	3,833,187	36,048,499
Sagax AB	479,220	10,348,635
Sandvik AB	2,697,398	42,053,785
Securitas AB (B Shares) (c)	789,074	6,928,455
Skandinaviska Enskilda Banken AB (A Shares)	4,115,674	41,176,044
Skanska AB (B Shares)	857,935	12,728,182
SKF AB (B Shares)	966,398	14,554,897
Svenska Cellulosa AB SCA (B Shares)	1,533,063	23,060,662
Svenska Handelsbanken AB (A Shares)	3,688,303	30,207,845
Swedbank AB (A Shares)	2,290,714	29,607,274
Swedish Match Co. AB	3,853,879	38,689,627
Swedish Orphan Biovitrum AB (a)	426,053	9,416,331
Tele2 AB (B Shares)	1,430,094	15,240,026
Telia Co. AB	6,725,089	23,670,527
Volvo AB:
(A Shares)	504,449	8,418,525
(B Shares)	3,818,353	60,483,832
Volvo Car AB (c)	1,502,034	9,158,744
TOTAL SWEDEN		1,072,501,594
Switzerland - 10.3%
ABB Ltd. (Reg.)	4,153,104	114,474,632
Adecco SA (Reg.)	406,852	12,897,430
Alcon, Inc. (Switzerland)	1,263,199	83,429,286
Bachem Holding AG (B Shares)	84,128	5,848,079
Baloise Holdings AG	115,545	16,714,131
Barry Callebaut AG	9,001	18,453,201
Clariant AG (Reg.)	544,006	10,078,720
Coca-Cola HBC AG	507,197	11,607,452
Compagnie Financiere Richemont SA Series A	1,319,604	147,569,250
Credit Suisse Group AG	6,708,463	34,616,496
Ems-Chemie Holding AG	17,690	12,459,913
Geberit AG (Reg.)	90,775	42,058,309
Givaudan SA	23,350	74,743,887
Holcim AG	1,401,591	62,126,237
Julius Baer Group Ltd.	559,878	27,053,138
Kuehne & Nagel International AG	137,390	31,764,849
Lindt & Spruengli AG	276	30,070,588
Lindt & Spruengli AG (participation certificate)	2,709	28,655,816
Logitech International SA (Reg.)	438,541	21,920,320
Lonza Group AG	188,249	100,396,961
Nestle SA (Reg. S)	7,115,755	832,706,830
Novartis AG	5,467,716	442,272,996
Partners Group Holding AG	57,396	55,569,897
Roche Holding AG:
(Bearer) (c)	68,772	26,326,836
(participation certificate)	1,774,292	571,750,777
Schindler Holding AG:
(participation certificate)	102,715	17,937,034
(Reg.)	59,091	9,986,530
SGS SA (Reg.)	16,120	35,499,203
Sig Group AG	777,422	18,276,376
Sika AG	369,387	83,110,139
Sonova Holding AG	135,757	35,928,732
Straumann Holding AG	282,309	30,936,197
Swatch Group AG (Bearer)	72,798	17,653,189
Swatch Group AG (Bearer) (Reg.)	135,463	6,189,031
Swiss Life Holding AG	79,740	41,799,259
Swiss Prime Site AG	194,146	16,743,230
Swiss Re Ltd.	762,647	59,300,150
Swisscom AG	65,531	33,935,337
Temenos Group AG	160,137	13,135,330
UBS Group AG	8,892,252	141,275,369
VAT Group AG (b)	68,059	16,334,160
Zurich Insurance Group Ltd.	380,260	168,797,296
TOTAL SWITZERLAND		3,562,402,593
United Kingdom - 14.2%
3i Group PLC	2,460,279	34,631,581
Abrdn PLC	5,488,032	9,362,344
Admiral Group PLC	453,225	11,172,574
Anglo American PLC (United Kingdom)	3,212,503	103,232,108
Antofagasta PLC	994,477	12,719,676
Ashtead Group PLC	1,119,867	55,290,353
Associated British Foods PLC	898,087	15,910,442
AstraZeneca PLC (United Kingdom)	3,916,733	484,469,862
Auto Trader Group PLC (b)	2,383,310	17,995,616
Aveva Group PLC	304,072	9,890,732
Aviva PLC	7,153,211	34,793,489
BAE Systems PLC	7,979,133	71,860,870
Barclays PLC	42,327,607	80,705,700
Barratt Developments PLC	2,577,438	12,794,258
Berkeley Group Holdings PLC	282,515	11,995,625
BP PLC	48,842,669	249,582,323
British American Tobacco PLC (United Kingdom)	5,444,559	218,069,504
British Land Co. PLC	2,220,185	11,111,146
BT Group PLC	17,574,614	30,767,559
Bunzl PLC	852,771	28,342,899
Burberry Group PLC	1,003,832	20,384,331
Compass Group PLC	4,510,642	97,028,688
Croda International PLC	353,006	27,582,456
Diageo PLC	5,780,983	251,162,869
GSK PLC	10,281,707	164,353,257
Haleon PLC (a)	12,844,693	38,624,768
Halma PLC	960,415	23,151,068
Hargreaves Lansdown PLC	896,053	8,510,764
Hikma Pharmaceuticals PLC	421,082	6,422,815
HSBC Holdings PLC (United Kingdom)	50,803,488	311,265,009
Imperial Brands PLC	2,282,148	50,188,629
Informa PLC	3,710,556	23,570,103
InterContinental Hotel Group PLC	466,371	25,317,504
Intertek Group PLC	406,998	18,718,531
J Sainsbury PLC	4,444,981	10,503,036
JD Sports Fashion PLC	6,494,905	8,522,226
Johnson Matthey PLC	464,758	10,879,174
Kingfisher PLC	5,108,963	13,724,049
Land Securities Group PLC	1,775,907	13,422,341
Legal & General Group PLC	15,096,643	44,219,107
Lloyds Banking Group PLC	175,977,259	89,177,719
London Stock Exchange Group PLC	833,060	78,142,298
M&G PLC	6,505,716	14,794,179
Melrose Industries PLC	11,018,446	17,472,176
Mondi PLC	1,228,786	20,926,867
National Grid PLC	9,215,208	114,746,370
NatWest Group PLC	13,558,010	38,816,713
Next PLC	330,132	22,289,854
NMC Health PLC (a)	250,069	500
Ocado Group PLC (a)	1,454,449	12,266,738
Pearson PLC	1,694,959	16,963,115
Persimmon PLC	804,845	13,800,429
Phoenix Group Holdings PLC	1,891,169	13,234,553
Prudential PLC	6,951,678	72,958,997
Reckitt Benckiser Group PLC	1,807,305	139,454,543
RELX PLC (London Stock Exchange)	4,864,712	127,577,603
Rentokil Initial PLC	4,713,672	28,468,093
Rio Tinto PLC	2,842,399	156,929,628
Rolls-Royce Holdings PLC (a)	21,176,938	18,873,287
Sage Group PLC	2,577,819	21,417,753
Schroders PLC	312,962	9,772,707
Segro PLC	3,056,099	33,479,048
Severn Trent PLC	632,608	20,481,683
Shell PLC:
(London)	18,801,523	497,639,308
rights (a)(d)	19,270,174	4,591,178
Smith & Nephew PLC	2,205,793	25,946,159
Smiths Group PLC	950,128	16,457,117
Spirax-Sarco Engineering PLC	186,695	22,848,685
SSE PLC	2,699,195	51,723,918
St. James's Place PLC	1,377,326	17,712,438
Standard Chartered PLC (United Kingdom)	6,376,758	44,313,937
Taylor Wimpey PLC	9,052,974	11,389,738
Tesco PLC	19,077,864	55,102,014
Unilever PLC	6,450,268	292,599,134
United Utilities Group PLC	1,723,088	21,118,667
Vodafone Group PLC	67,529,416	90,411,897
Whitbread PLC	509,192	14,758,098
TOTAL UNITED KINGDOM		4,920,906,527
United States of America - 0.1%
Coca-Cola European Partners PLC	520,186	25,577,546
TOTAL COMMON STOCKS (Cost $34,184,660,051)		33,855,612,857

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
France - 0.1%
Air Liquide SA (a)	395,122	49,513,854
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	148,978	10,367,794
Henkel AG & Co. KGaA	449,296	28,994,693
Porsche Automobil Holding SE (Germany)	387,610	27,330,193
Sartorius AG (non-vtg.)	61,544	25,722,851
Volkswagen AG	469,768	66,819,374
TOTAL GERMANY		159,234,905
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $196,053,075)		208,748,759

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g) (Cost $39,813,882)	40,000,000	39,503,283

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	243,113,878	243,162,501
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	132,880,140	132,893,428
TOTAL MONEY MARKET FUNDS (Cost $376,055,929)		376,055,929

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $34,796,582,937)	34,479,920,828
NET OTHER ASSETS (LIABILITIES) - 0.4%	135,477,190
NET ASSETS - 100.0%	34,615,398,018

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5,937	Sep 2022	542,374,635	(8,252,344)	(8,252,344)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $517,649,062 or 1.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,418,808.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,172,807,446	3,154,489,238	4,084,134,183	3,004,842	-	-	243,162,501	0.5%
Fidelity Securities Lending Cash Central Fund 2.34%	131,263,315	798,045,507	796,415,394	1,722,945	-	-	132,893,428	0.4%
Total	1,304,070,761	3,952,534,745	4,880,549,577	4,727,787	-	-	376,055,929

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,655,895,470	252,359,922	1,403,535,548	-
Consumer Discretionary	3,942,045,547	663,672,736	3,278,372,811	-
Consumer Staples	3,743,322,968	545,792,057	3,197,530,911	-
Energy	1,666,061,645	95,955,946	1,570,105,699	-
Financials	5,956,458,193	1,153,210,369	4,803,247,740	84
Health Care	4,478,036,225	423,967,664	4,054,068,561	-
Industrials	5,177,816,892	1,193,959,106	3,983,857,786	-
Information Technology	2,750,650,388	356,223,101	2,394,427,287	-
Materials	2,537,349,266	496,722,860	2,040,626,406	-
Real Estate	976,441,049	179,155,466	797,285,583	-
Utilities	1,180,283,973	286,654,774	893,629,199	-

Government Obligations	39,503,283	-	39,503,283	-

Money Market Funds	376,055,929	376,055,929	-	-
Total Investments in Securities:	34,479,920,828	6,023,729,930	28,456,190,814	84
Derivative Instruments:

Liabilities
Futures Contracts	(8,252,344)	(8,252,344)	-	-
Total Liabilities	(8,252,344)	(8,252,344)	-	-
Total Derivative Instruments:	(8,252,344)	(8,252,344)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(8,252,344)
Total Equity Risk	0	(8,252,344)
Total Value of Derivatives	0	(8,252,344)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Index Fund
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $117,724,027) - See accompanying schedule:	$34,103,864,899
Unaffiliated issuers (cost $34,420,527,008)
Fidelity Central Funds (cost $376,055,929)	376,055,929

Total Investment in Securities (cost $34,796,582,937)		$34,479,920,828
Foreign currency held at value (cost $60,381,143)		59,299,999
Receivable for investments sold		91,672,802
Receivable for fund shares sold		94,555,440
Dividends receivable		97,114,434
Reclaims receivable		112,891,994
Interest receivable		8,810
Distributions receivable from Fidelity Central Funds		659,141
Other receivables		444,334
Total assets		34,936,567,782
Liabilities
Payable for investments purchased
Regular delivery	135,073,203
Delayed delivery	6,631,919
Payable for fund shares redeemed	41,328,602
Accrued management fee	1,064,185
Payable for daily variation margin on futures contracts	3,735,747
Other payables and accrued expenses	449,422
Collateral on securities loaned	132,886,686
Total Liabilities		321,169,764
Net Assets		$34,615,398,018
Net Assets consist of:
Paid in capital		$37,242,751,388
Total accumulated earnings (loss)		(2,627,353,370)
Net Assets		$34,615,398,018
Net Asset Value , offering price and redemption price per share ($34,615,398,018 ÷ 876,925,465 shares)		$39.47

Statement of Operations
		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$837,300,802
Non-Cash dividends		58,248,976
Foreign Tax Reclaims		55,808,434
Interest		53,530
Income from Fidelity Central Funds (including $1,722,945 from security lending)		4,727,787
Income before foreign taxes withheld		956,139,529
Less foreign taxes withheld		(132,842,707)
Total Income		823,296,822
Expenses
Management fee	$6,435,668
Independent trustees' fees and expenses	60,500
Total expenses before reductions	6,496,168
Expense reductions	(15)
Total expenses after reductions		6,496,153
Net Investment income (loss)		816,800,669
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,847,700
Foreign currency transactions	(16,240,813)
Futures contracts	(204,811,448)
Total net realized gain (loss)		(193,204,561)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,274,020,777)
Assets and liabilities in foreign currencies	(11,682,193)
Futures contracts	49,387,389
Total change in net unrealized appreciation (depreciation)		(6,236,315,581)
Net gain (loss)		(6,429,520,142)
Net increase (decrease) in net assets resulting from operations		$(5,612,719,473)

Statement of Changes in Net Assets

	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$816,800,669	$1,059,133,620
Net realized gain (loss)	(193,204,561)	(158,501,119)
Change in net unrealized appreciation (depreciation)	(6,236,315,581)	(307,736,335)
Net increase (decrease) in net assets resulting from operations	(5,612,719,473)	592,896,166
Distributions to shareholders	-	(1,209,317,079)
Share transactions
Proceeds from sales of shares	7,638,522,782	13,946,782,203
Reinvestment of distributions	-	1,116,402,639
Cost of shares redeemed	(6,693,456,044)	(7,549,788,013)
Net increase (decrease) in net assets resulting from share transactions	945,066,738	7,513,396,829
Total increase (decrease) in net assets	(4,667,652,735)	6,896,975,916

Net Assets
Beginning of period	39,283,050,753	32,386,074,837
End of period	$34,615,398,018	$39,283,050,753

Other Information
Shares
Sold	181,061,691	283,143,293
Issued in reinvestment of distributions	-	23,044,145
Redeemed	(159,232,688)	(153,892,295)
Net increase (decrease)	21,829,003	152,295,143

Fidelity® International Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$45.94	$46.08	$38.65	$39.67	$43.09	$36.88
Income from Investment Operations
Net investment income (loss) B,C	.93	1.36	.97	1.28	1.23	1.13
Net realized and unrealized gain (loss)	(7.40)	.01	7.30	(.93)	(3.64)	6.16
Total from investment operations	(6.47)	1.37	8.27	.35	(2.41)	7.29
Distributions from net investment income	-	(1.51)	(.84)	(1.37)	(1.01)	(1.02)
Distributions from net realized gain	-	-	-	-	-	(.06)
Total distributions	-	(1.51)	(.84)	(1.37)	(1.01)	(1.08)
Net asset value, end of period	$39.47	$45.94	$46.08	$38.65	$39.67	$43.09
Total Return D,E	(14.08)%	2.81%	21.47%	.58%	(5.43)%	19.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H,I	.04%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.03% H,I	.04%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.03% H,I	.04%	.04%	.04%	.05%	.05%
Net investment income (loss)	4.40% I	2.76%	2.40%	3.12%	3.12%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$34,615,398	$39,283,051	$32,386,075	$28,282,191	$25,169,575	$6,814,539
Portfolio turnover rate J	3% I,K	2%	7%	2%	3% K	2% K

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022

1. Organization.
Fidelity Total Market Index Fund,   Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$967,262
Fidelity Extended Market Index Fund	494,925
Fidelity International Index Fund	444,334

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, certain deemed distributions, deferred Trustee compensation, equity-debt classifications, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$40,771,974,480	$29,967,940,800	$(5,139,520,231)	$24,828,420,569
Fidelity Extended Market Index Fund	29,210,187,418	11,194,436,898	(7,045,499,552)	4,148,937,346
Fidelity International Index Fund	35,209,341,228	6,052,417,534	(6,790,090,278)	(737,672,744)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Total Market Index Fund	$(123,052,184)	$ (144,668,922)	$ (267,721,106)
Fidelity International Index Fund	(318,177,328)	(2,229,462,772)	(2,547,640,100)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2022 to February 28, 2022. Loss deferrals were as follows:

Ordinary losses
Fidelity International Index Fund	$48,253,968

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.
Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	1,827,928,817	474,609,964
Fidelity Extended Market Index Fund	2,086,173,433	3,233,021,593
Fidelity International Index Fund	3,671,551,798	540,214,500

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	8,351,070	331,140,585	547,163,450
Fidelity International Index Fund	18,103,796	345,133,005	737,189,970

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	11,358,735	659,324,385	1,030,395,694

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.
Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2023.
Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Total Market Index Fund had interfund loans outstanding. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Total Market Index Fund	Borrower	$ 7,095,000	2.57%
Fidelity Extended Market Index Fund	Borrower	$47,240,237.82%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$ 1,137,575	$ 458,578	$10,006,498
Fidelity Extended Market Index Fund	$ 3,243,646	$ 1,041,577	$26,019,863
Fidelity International Index Fund	$ 184,513	$ -	$ -

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Total Market Index Fund	$ 1,120
Fidelity Extended Market Index Fund	5,704
Fidelity International Index Fund	15
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Total Market Index Fund	.01%
Actual		$ 1,000	$ 903.70	$ .05
Hypothetical- B		$ 1,000	$ 1,025.16	$ .05

Fidelity® Extended Market Index Fund	.03%
Actual		$ 1,000	$ 864.40	$ .14
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

Fidelity® International Index Fund	.03%
Actual		$ 1,000	$ 859.20	$ .14
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance .The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes. For Fidelity International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Extended Market Index Fund

Fidelity International Index Fund

Fidelity Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Extended Market Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.06% to 0.045%, and (ii) effective May 1, 2020, the fund's management fee rate was further reduced from 0.045% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2020, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

Fidelity International Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.06% to 0.05%, (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.05% to 0.045%, and (iii) effective May 1, 2019, the fund's management fee rate was further reduced from 0.045% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016, 2018 and 2019, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

Fidelity Total Market Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.035% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of each fund, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board considered that current contractual arrangements for Fidelity Extended Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for Fidelity International Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for Fidelity Total Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients . The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.929382.110
SIF-I-SANN-1022
Fidelity® 500 Index Fund

Semi-Annual Report
August 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.2
Microsoft Corp.	5.9
Amazon.com, Inc.	3.3
Tesla, Inc.	2.1
Alphabet, Inc. Class A	2.0
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.5
UnitedHealth Group, Inc.	1.5
Johnson & Johnson	1.3
Exxon Mobil Corp.	1.2
27.8

Market Sectors (% of Fund's net assets)

Information Technology	27.3
Health Care	14.0
Consumer Discretionary	11.4
Financials	10.8
Communication Services	8.4
Industrials	7.9
Consumer Staples	6.8
Energy	4.7
Utilities	3.1
Real Estate	2.9
Materials	2.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 2.9%

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	76,783,504	1,346,783
Lumen Technologies, Inc. (a)	9,971,954	99,321
Verizon Communications, Inc. (a)	45,043,078	1,883,251
		3,329,355
Entertainment - 1.4%
Activision Blizzard, Inc.	8,386,024	658,219
Electronic Arts, Inc.	3,016,232	382,669
Live Nation Entertainment, Inc. (a)(b)	1,468,751	132,716
Netflix, Inc. (b)	4,765,038	1,065,272
Take-Two Interactive Software, Inc. (b)	1,695,573	207,809
The Walt Disney Co. (a)(b)	19,536,231	2,189,621
Warner Bros Discovery, Inc. (b)	23,686,383	313,608
		4,949,914
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (b)	64,516,410	6,981,966
Class C (a)(b)	59,155,525	6,456,826
Match Group, Inc. (b)	3,063,115	173,158
Meta Platforms, Inc. Class A (b)	24,599,027	4,007,919
Twitter, Inc. (b)	8,181,173	317,020
		17,936,889
Media - 0.8%
Charter Communications, Inc. Class A (b)	1,242,243	512,587
Comcast Corp. Class A	47,948,863	1,735,269
DISH Network Corp. Class A (a)(b)	2,689,295	46,659
Fox Corp.:
Class A	3,333,669	113,945
Class B	1,560,807	49,353
Interpublic Group of Companies, Inc.	4,222,186	116,701
News Corp.:
Class A	4,149,219	70,205
Class B	1,308,058	22,551
Omnicom Group, Inc. (a)	2,206,566	147,619
Paramount Global Class B (a)	6,525,302	152,627
		2,967,516
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)(b)	6,319,271	909,722
TOTAL COMMUNICATION SERVICES		30,093,396
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.1%
Aptiv PLC (b)	2,905,859	271,494
BorgWarner, Inc.	2,569,538	96,872
		368,366
Automobiles - 2.4%
Ford Motor Co.	42,353,877	645,473
General Motors Co.	15,637,960	597,526
Tesla, Inc. (a)(b)	27,001,370	7,441,848
		8,684,847
Distributors - 0.2%
Genuine Parts Co.	1,518,667	236,927
LKQ Corp.	2,790,826	148,528
Pool Corp. (a)	429,812	145,788
		531,243
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	435,700	817,290
Caesars Entertainment, Inc. (a)(b)	2,299,173	99,140
Carnival Corp. (a)(b)	10,469,264	99,039
Chipotle Mexican Grill, Inc. (a)(b)	299,905	478,888
Darden Restaurants, Inc. (a)	1,337,829	165,503
Domino's Pizza, Inc.	386,598	143,760
Expedia, Inc. (a)(b)	1,625,700	166,878
Hilton Worldwide Holdings, Inc.	2,985,237	380,200
Las Vegas Sands Corp. (b)	3,687,936	138,777
Marriott International, Inc. Class A	2,948,751	453,341
McDonald's Corp.	7,931,975	2,001,079
MGM Resorts International	3,792,766	123,796
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,495,047	58,795
Penn Entertainment, Inc. (a)(b)	1,753,253	54,754
Royal Caribbean Cruises Ltd. (a)(b)	2,406,378	98,301
Starbucks Corp. (a)	12,301,020	1,034,147
Wynn Resorts Ltd. (a)(b)	1,131,834	68,578
Yum! Brands, Inc.	3,058,510	340,229
		6,722,495
Household Durables - 0.3%
D.R. Horton, Inc.	3,435,873	244,462
Garmin Ltd. (a)	1,636,368	144,802
Lennar Corp. Class A (a)	2,773,830	214,833
Mohawk Industries, Inc. (a)(b)	552,001	60,919
Newell Brands, Inc.	3,947,120	70,456
NVR, Inc. (b)	33,170	137,326
PulteGroup, Inc.	2,548,650	103,628
Whirlpool Corp.	602,791	94,397
		1,070,823
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (b)	93,847,527	11,897,051
eBay, Inc.	6,004,558	264,981
Etsy, Inc. (a)(b)	1,363,409	143,990
		12,306,022
Leisure Products - 0.0%
Hasbro, Inc.	1,405,837	110,808
Multiline Retail - 0.5%
Dollar General Corp.	2,453,823	582,587
Dollar Tree, Inc. (a)(b)	2,414,406	327,587
Target Corp. (a)	4,959,643	795,229
		1,705,403
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	655,228	110,498
AutoZone, Inc. (b)	212,889	451,156
Bath & Body Works, Inc.	2,557,912	95,487
Best Buy Co., Inc.	2,171,594	153,510
CarMax, Inc. (a)(b)	1,721,845	152,280
Lowe's Companies, Inc. (a)	7,090,821	1,376,612
O'Reilly Automotive, Inc. (a)(b)	704,930	491,421
Ross Stores, Inc.	3,768,839	325,138
The Home Depot, Inc.	11,083,316	3,196,650
TJX Companies, Inc. (a)	12,596,335	785,381
Tractor Supply Co.	1,199,985	222,177
Ulta Beauty, Inc. (b)	560,158	235,194
		7,595,504
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	13,608,026	1,448,574
PVH Corp.	724,203	40,736
Ralph Lauren Corp. (a)	496,439	45,340
Tapestry, Inc.	2,700,680	93,795
VF Corp.	3,462,050	143,502
		1,771,947
TOTAL CONSUMER DISCRETIONARY		40,867,458
CONSUMER STAPLES - 6.8%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	1,960,385	142,520
Constellation Brands, Inc. Class A (sub. vtg.)	1,745,708	429,531
Keurig Dr. Pepper, Inc.	7,911,578	301,589
Molson Coors Beverage Co. Class B	2,020,010	104,374
Monster Beverage Corp. (b)	4,033,485	358,294
PepsiCo, Inc.	14,829,913	2,554,749
The Coca-Cola Co.	41,845,638	2,582,294
		6,473,351
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,753,777	2,481,947
Kroger Co. (a)	7,036,470	337,328
Sysco Corp. (a)	5,464,356	449,279
Walgreens Boots Alliance, Inc. (a)	7,689,413	269,591
Walmart, Inc.	15,057,663	1,995,893
		5,534,038
Food Products - 1.1%
Archer Daniels Midland Co.	6,035,297	530,442
Campbell Soup Co. (a)	2,168,051	109,226
Conagra Brands, Inc. (a)	5,146,873	176,949
General Mills, Inc.	6,458,992	496,051
Hormel Foods Corp.	3,039,572	152,830
Kellogg Co.	2,717,873	197,698
Lamb Weston Holdings, Inc.	1,549,255	123,212
McCormick & Co., Inc. (non-vtg.) (a)	2,683,785	225,626
Mondelez International, Inc.	14,843,203	918,201
The Hershey Co.	1,565,816	351,792
The J.M. Smucker Co.	1,163,260	162,845
The Kraft Heinz Co.	7,613,912	284,760
Tyson Foods, Inc. Class A	3,126,884	235,705
		3,965,337
Household Products - 1.4%
Church & Dwight Co., Inc.	2,603,829	217,967
Colgate-Palmolive Co.	8,987,297	702,896
Kimberly-Clark Corp.	3,613,671	460,815
Procter & Gamble Co.	25,733,546	3,549,685
The Clorox Co. (a)	1,320,089	190,542
		5,121,905
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,486,213	632,443
Tobacco - 0.7%
Altria Group, Inc.	19,419,048	876,187
Philip Morris International, Inc.	16,625,632	1,587,582
		2,463,769
TOTAL CONSUMER STAPLES		24,190,843
ENERGY - 4.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	10,032,026	253,409
Halliburton Co.	9,674,101	291,481
Schlumberger Ltd.	15,160,011	578,354
		1,123,244
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	3,627,689	141,879
Chevron Corp. (a)	21,073,506	3,330,878
ConocoPhillips Co.	13,872,837	1,518,382
Coterra Energy, Inc. (a)	8,642,626	267,144
Devon Energy Corp.	6,583,279	464,911
Diamondback Energy, Inc.	1,832,930	244,293
EOG Resources, Inc.	6,282,038	762,011
Exxon Mobil Corp.	45,181,423	4,318,892
Hess Corp.	2,971,210	358,863
Kinder Morgan, Inc. (a)	20,914,921	383,161
Marathon Oil Corp.	7,590,306	194,236
Marathon Petroleum Corp.	5,802,415	584,593
Occidental Petroleum Corp.	9,549,207	677,994
ONEOK, Inc.	4,790,158	293,301
Phillips 66 Co.	5,160,015	461,615
Pioneer Natural Resources Co.	2,413,461	611,137
The Williams Companies, Inc.	13,063,730	444,559
Valero Energy Corp. (a)	4,377,014	512,636
		15,570,485
TOTAL ENERGY		16,693,729
FINANCIALS - 10.8%
Banks - 3.7%
Bank of America Corp.	76,044,051	2,555,841
Citigroup, Inc.	20,827,984	1,016,614
Citizens Financial Group, Inc.	5,260,742	192,964
Comerica, Inc.	1,402,456	112,617
Fifth Third Bancorp	7,358,596	251,296
First Republic Bank (a)	1,924,929	292,262
Huntington Bancshares, Inc. (a)	15,435,784	206,840
JPMorgan Chase & Co.	31,501,190	3,582,630
KeyCorp	10,001,158	176,920
M&T Bank Corp.	1,924,329	349,805
PNC Financial Services Group, Inc.	4,435,843	700,863
Regions Financial Corp.	10,022,930	217,197
Signature Bank	674,931	117,681
SVB Financial Group (a)(b)	631,204	256,597
Truist Financial Corp.	14,280,023	668,876
U.S. Bancorp	14,501,064	661,394
Wells Fargo & Co.	40,653,240	1,776,953
Zions Bancorp NA	1,623,390	89,335
		13,226,685
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,178,769	315,922
Bank of New York Mellon Corp.	7,970,884	331,031
BlackRock, Inc. Class A	1,527,442	1,017,872
Cboe Global Markets, Inc.	1,138,924	134,359
Charles Schwab Corp.	16,175,670	1,147,664
CME Group, Inc.	3,854,921	754,061
FactSet Research Systems, Inc.	406,462	176,136
Franklin Resources, Inc. (a)	3,002,662	78,279
Goldman Sachs Group, Inc.	3,683,625	1,225,432
Intercontinental Exchange, Inc.	5,987,657	603,855
Invesco Ltd.	3,611,462	59,481
MarketAxess Holdings, Inc.	404,800	100,629
Moody's Corp. (a)	1,721,595	489,828
Morgan Stanley	15,009,490	1,279,109
MSCI, Inc.	870,081	390,875
NASDAQ, Inc.	3,709,111	220,803
Northern Trust Corp.	2,234,969	212,523
Raymond James Financial, Inc. (a)	2,084,995	217,611
S&P Global, Inc.	3,722,804	1,311,097
State Street Corp.	3,937,477	269,127
T. Rowe Price Group, Inc. (a)	2,437,862	292,543
		10,628,237
Consumer Finance - 0.5%
American Express Co.	6,542,296	994,429
Capital One Financial Corp.	4,215,652	446,100
Discover Financial Services	3,013,477	302,824
Synchrony Financial	5,378,699	176,152
		1,919,505
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	19,404,230	5,448,708
Insurance - 2.1%
AFLAC, Inc.	6,356,244	377,688
Allstate Corp.	2,949,320	355,393
American International Group, Inc.	8,496,622	439,700
Aon PLC	2,277,914	636,130
Arthur J. Gallagher & Co.	2,253,075	409,091
Assurant, Inc.	580,085	91,938
Brown & Brown, Inc.	2,512,823	158,408
Chubb Ltd.	4,544,493	859,136
Cincinnati Financial Corp. (a)	1,599,489	155,086
Everest Re Group Ltd.	422,989	113,805
Globe Life, Inc.	972,925	94,559
Hartford Financial Services Group, Inc.	3,527,227	226,836
Lincoln National Corp.	1,733,554	79,847
Loews Corp.	2,085,287	115,337
Marsh & McLennan Companies, Inc.	5,383,253	868,696
MetLife, Inc.	7,413,703	476,924
Principal Financial Group, Inc. (a)	2,520,436	188,428
Progressive Corp.	6,273,072	769,392
Prudential Financial, Inc.	4,022,047	385,111
The Travelers Companies, Inc.	2,573,692	416,012
W.R. Berkley Corp.	2,247,002	145,606
Willis Towers Watson PLC	1,195,760	247,319
		7,610,442
TOTAL FINANCIALS		38,833,577
HEALTH CARE - 14.0%
Biotechnology - 2.0%
AbbVie, Inc. (a)	18,953,053	2,548,428
Amgen, Inc.	5,729,535	1,376,807
Biogen, Inc. (b)	1,570,765	306,896
Gilead Sciences, Inc.	13,453,076	853,867
Incyte Corp. (b)	2,019,381	142,225
Moderna, Inc. (b)	3,711,555	490,927
Regeneron Pharmaceuticals, Inc. (b)	1,158,649	673,245
Vertex Pharmaceuticals, Inc. (a)(b)	2,743,099	772,896
		7,165,291
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	18,779,644	1,927,730
Abiomed, Inc. (a)(b)	488,694	126,709
Align Technology, Inc. (b)	786,064	191,564
Baxter International, Inc.	5,400,580	310,317
Becton, Dickinson & Co.	3,057,452	771,762
Boston Scientific Corp. (b)	15,332,794	618,065
Dentsply Sirona, Inc.	2,310,815	75,725
DexCom, Inc. (b)	4,209,784	346,086
Edwards Lifesciences Corp. (b)	6,668,571	600,838
Hologic, Inc. (b)	2,674,722	180,704
IDEXX Laboratories, Inc. (b)	901,013	313,210
Intuitive Surgical, Inc. (b)	3,849,977	792,094
Medtronic PLC	14,388,614	1,265,047
ResMed, Inc.	1,568,973	345,049
STERIS PLC	1,073,907	216,263
Stryker Corp.	3,609,727	740,716
Teleflex, Inc.	503,024	113,814
The Cooper Companies, Inc.	528,786	151,994
Zimmer Biomet Holdings, Inc.	2,247,806	238,987
		9,326,674
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	1,617,544	237,067
Cardinal Health, Inc.	2,921,906	206,637
Centene Corp. (b)	6,273,178	562,955
Cigna Corp.	3,402,897	964,551
CVS Health Corp.	14,064,383	1,380,419
DaVita HealthCare Partners, Inc. (b)	649,362	55,384
Elevance Health, Inc.	2,585,746	1,254,371
HCA Holdings, Inc.	2,440,284	482,859
Henry Schein, Inc. (b)	1,480,657	108,695
Humana, Inc.	1,356,695	653,629
Laboratory Corp. of America Holdings	994,250	223,975
McKesson Corp.	1,559,104	572,191
Molina Healthcare, Inc. (b)	629,584	212,403
Quest Diagnostics, Inc. (a)	1,258,793	157,739
UnitedHealth Group, Inc.	10,062,318	5,225,664
Universal Health Services, Inc. Class B	719,977	70,443
		12,368,982
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,218,849	412,817
Bio-Rad Laboratories, Inc. Class A (b)	232,131	112,593
Bio-Techne Corp.	420,802	139,626
Charles River Laboratories International, Inc. (b)	544,907	111,842
Danaher Corp.	6,940,425	1,873,290
Illumina, Inc. (b)	1,684,969	339,757
IQVIA Holdings, Inc. (b)	2,030,103	431,722
Mettler-Toledo International, Inc. (b)	243,253	294,935
PerkinElmer, Inc. (a)	1,352,995	182,736
Thermo Fisher Scientific, Inc.	4,198,607	2,289,584
Waters Corp. (a)(b)	646,047	192,910
West Pharmaceutical Services, Inc.	794,499	235,720
		6,617,532
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	22,835,173	1,539,319
Catalent, Inc. (a)(b)	1,922,141	169,148
Eli Lilly & Co.	8,458,443	2,547,937
Johnson & Johnson	28,222,975	4,553,495
Merck & Co., Inc.	27,122,576	2,315,183
Organon & Co.	2,720,363	77,612
Pfizer, Inc.	60,179,396	2,721,914
Viatris, Inc.	13,002,768	124,176
Zoetis, Inc. Class A	5,047,709	790,118
		14,838,902
TOTAL HEALTH CARE		50,317,381
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	2,472,167	565,953
Howmet Aerospace, Inc.	4,034,080	142,927
Huntington Ingalls Industries, Inc.	429,522	98,902
L3Harris Technologies, Inc.	2,068,674	472,051
Lockheed Martin Corp.	2,540,166	1,067,149
Northrop Grumman Corp. (a)	1,567,185	749,099
Raytheon Technologies Corp.	15,951,052	1,431,607
Textron, Inc.	2,306,860	143,902
The Boeing Co. (b)	5,964,830	955,864
TransDigm Group, Inc.	556,177	333,923
		5,961,377
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,364,984	155,813
Expeditors International of Washington, Inc.	1,799,234	185,123
FedEx Corp.	2,557,418	539,129
United Parcel Service, Inc. Class B	7,877,178	1,532,190
		2,412,255
Airlines - 0.2%
Alaska Air Group, Inc. (b)	1,352,393	58,910
American Airlines Group, Inc. (a)(b)	6,966,318	90,492
Delta Air Lines, Inc. (b)	6,875,634	213,626
Southwest Airlines Co. (b)	6,359,720	233,402
United Airlines Holdings, Inc. (b)	3,504,334	122,687
		719,117
Building Products - 0.4%
A.O. Smith Corp.	1,394,690	78,730
Allegion PLC	941,744	89,560
Carrier Global Corp.	9,097,782	355,905
Fortune Brands Home & Security, Inc.	1,402,960	86,184
Johnson Controls International PLC	7,461,368	403,958
Masco Corp.	2,530,558	128,729
Trane Technologies PLC	2,508,255	386,447
		1,529,513
Commercial Services & Supplies - 0.5%
Cintas Corp.	932,860	379,525
Copart, Inc. (b)	2,292,537	274,302
Republic Services, Inc. (a)	2,236,131	319,141
Rollins, Inc.	2,429,654	82,025
Waste Management, Inc.	4,097,022	692,520
		1,747,513
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	1,541,343	217,792
Electrical Equipment - 0.5%
AMETEK, Inc.	2,476,610	297,589
Eaton Corp. PLC	4,279,453	584,744
Emerson Electric Co.	6,370,914	520,759
Generac Holdings, Inc. (a)(b)	684,606	150,894
Rockwell Automation, Inc.	1,246,962	295,455
		1,849,441
Industrial Conglomerates - 0.8%
3M Co. (a)	6,103,413	758,959
General Electric Co. (a)	11,805,131	866,969
Honeywell International, Inc.	7,301,169	1,382,476
		3,008,404
Machinery - 1.6%
Caterpillar, Inc. (a)	5,720,678	1,056,666
Cummins, Inc.	1,513,341	325,928
Deere & Co.	2,994,262	1,093,654
Dover Corp.	1,546,212	193,215
Fortive Corp.	3,844,518	243,473
IDEX Corp.	815,198	164,026
Illinois Tool Works, Inc.	3,039,734	592,231
Ingersoll Rand, Inc. (a)	4,353,784	206,239
Nordson Corp. (a)	577,941	131,291
Otis Worldwide Corp.	4,534,657	327,493
PACCAR, Inc. (a)	3,729,060	326,330
Parker Hannifin Corp.	1,376,848	364,865
Pentair PLC	1,773,986	78,942
Snap-On, Inc. (a)	572,459	124,716
Stanley Black & Decker, Inc.	1,619,169	142,649
Westinghouse Air Brake Tech Co.	1,958,985	171,705
Xylem, Inc.	1,931,580	175,967
		5,719,390
Professional Services - 0.3%
Equifax, Inc.	1,312,099	247,659
Jacobs Solutions, Inc.	1,379,583	171,868
Leidos Holdings, Inc.	1,465,761	139,321
Nielsen Holdings PLC	3,857,864	107,403
Robert Half International, Inc.	1,185,309	91,233
Verisk Analytics, Inc.	1,693,571	316,969
		1,074,453
Road & Rail - 0.9%
CSX Corp.	23,319,927	738,076
J.B. Hunt Transport Services, Inc. (a)	899,075	156,457
Norfolk Southern Corp.	2,556,230	621,496
Old Dominion Freight Lines, Inc.	984,776	267,278
Union Pacific Corp.	6,735,853	1,512,266
		3,295,573
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	6,173,633	310,719
United Rentals, Inc. (b)	768,071	224,307
W.W. Grainger, Inc.	460,397	255,493
		790,519
TOTAL INDUSTRIALS		28,325,347
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	2,413,576	289,339
Cisco Systems, Inc.	44,555,328	1,992,514
F5, Inc. (b)	648,588	101,867
Juniper Networks, Inc.	3,465,326	98,485
Motorola Solutions, Inc.	1,794,335	436,759
		2,918,964
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	6,404,591	470,930
CDW Corp.	1,449,180	247,375
Corning, Inc.	8,152,970	279,810
Keysight Technologies, Inc. (b)	1,951,766	319,875
TE Connectivity Ltd.	3,455,464	436,114
Teledyne Technologies, Inc. (b)	502,413	185,069
Trimble, Inc. (a)(b)	2,682,891	169,693
Zebra Technologies Corp. Class A (a)(b)	563,237	169,895
		2,278,761
IT Services - 4.4%
Accenture PLC Class A (a)	6,793,512	1,959,656
Akamai Technologies, Inc. (b)	1,719,344	155,222
Automatic Data Processing, Inc.	4,480,526	1,095,085
Broadridge Financial Solutions, Inc.	1,257,313	215,214
Cognizant Technology Solutions Corp. Class A (a)	5,589,829	353,109
DXC Technology Co. (b)	2,622,132	64,976
EPAM Systems, Inc. (a)(b)	612,970	261,432
Fidelity National Information Services, Inc.	6,550,795	598,546
Fiserv, Inc. (a)(b)	6,239,583	631,383
FleetCor Technologies, Inc. (b)	829,517	176,297
Gartner, Inc. (a)(b)	863,816	246,464
Global Payments, Inc.	3,019,645	375,130
IBM Corp. (a)	9,646,847	1,239,137
Jack Henry & Associates, Inc.	781,477	150,200
MasterCard, Inc. Class A	9,210,799	2,987,707
Paychex, Inc.	3,446,142	425,047
PayPal Holdings, Inc. (b)	12,420,504	1,160,572
VeriSign, Inc. (b)	1,022,179	186,261
Visa, Inc. Class A (a)	17,651,080	3,507,446
		15,788,884
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (b)	17,380,679	1,475,098
Analog Devices, Inc.	5,612,790	850,506
Applied Materials, Inc.	9,474,809	891,295
Broadcom, Inc.	4,378,998	2,185,602
Enphase Energy, Inc. (b)	1,448,236	414,833
Intel Corp.	43,856,375	1,399,895
KLA Corp. (a)	1,600,612	550,819
Lam Research Corp.	1,487,781	651,514
Microchip Technology, Inc.	5,963,255	389,102
Micron Technology, Inc. (a)	11,976,757	677,046
Monolithic Power Systems, Inc.	470,251	213,108
NVIDIA Corp.	26,856,680	4,053,747
NXP Semiconductors NV	2,816,128	463,478
onsemi (b)	4,660,272	320,487
Qorvo, Inc. (b)	1,162,981	104,412
Qualcomm, Inc.	12,012,505	1,588,894
Skyworks Solutions, Inc.	1,726,004	170,098
SolarEdge Technologies, Inc. (a)(b)	594,051	163,940
Teradyne, Inc.	1,718,247	145,432
Texas Instruments, Inc.	9,890,302	1,633,977
		18,343,283
Software - 8.8%
Adobe, Inc. (b)	5,067,775	1,892,510
ANSYS, Inc. (b)	933,006	231,665
Autodesk, Inc. (b)	2,333,075	470,675
Cadence Design Systems, Inc. (b)	2,957,638	513,949
Ceridian HCM Holding, Inc. (a)(b)	1,473,465	87,877
Citrix Systems, Inc.	1,337,708	137,476
Fortinet, Inc. (b)	7,145,154	347,898
Intuit, Inc.	3,033,286	1,309,712
Microsoft Corp.	80,216,003	20,974,078
NortonLifeLock, Inc.	6,240,716	140,978
Oracle Corp.	16,884,141	1,251,959
Paycom Software, Inc. (b)	516,456	181,379
PTC, Inc. (b)	1,129,157	129,729
Roper Technologies, Inc.	1,135,964	457,316
Salesforce.com, Inc. (b)	10,656,015	1,663,617
ServiceNow, Inc. (a)(b)	2,150,024	934,443
Synopsys, Inc. (b)	1,642,055	568,184
Tyler Technologies, Inc. (b)	444,827	165,258
		31,458,703
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	164,913,701	25,927,747
Hewlett Packard Enterprise Co.	13,944,567	189,646
HP, Inc.	11,297,831	324,361
NetApp, Inc.	2,386,802	172,160
Seagate Technology Holdings PLC (a)	2,119,953	141,952
Western Digital Corp. (b)	3,358,872	141,946
		26,897,812
TOTAL INFORMATION TECHNOLOGY		97,686,407
MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,378,616	600,482
Albemarle Corp.	1,256,090	336,582
Celanese Corp. Class A	1,161,661	128,782
CF Industries Holdings, Inc.	2,237,351	231,476
Corteva, Inc.	7,762,010	476,820
Dow, Inc.	7,809,224	398,270
DuPont de Nemours, Inc.	5,454,185	303,471
Eastman Chemical Co. (a)	1,382,314	125,791
Ecolab, Inc.	2,665,488	436,687
FMC Corp.	1,350,753	145,989
International Flavors & Fragrances, Inc.	2,733,254	301,970
Linde PLC	5,397,927	1,526,858
LyondellBasell Industries NV Class A	2,775,975	230,406
PPG Industries, Inc. (a)	2,533,288	321,677
Sherwin-Williams Co.	2,566,821	595,759
The Mosaic Co.	3,882,539	209,152
		6,370,172
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	668,892	232,580
Vulcan Materials Co.	1,425,369	237,310
		469,890
Containers & Packaging - 0.3%
Amcor PLC	16,117,859	193,575
Avery Dennison Corp.	876,419	160,928
Ball Corp.	3,429,884	191,422
International Paper Co. (a)	3,975,163	165,446
Packaging Corp. of America	1,004,984	137,602
Sealed Air Corp.	1,566,808	84,310
WestRock Co.	2,733,395	110,949
		1,044,232
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	15,543,987	460,102
Newmont Corp.	8,512,268	352,067
Nucor Corp. (a)	2,853,634	379,362
		1,191,531
TOTAL MATERIALS		9,075,825
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	1,593,035	244,372
American Tower Corp.	4,984,085	1,266,207
AvalonBay Communities, Inc.	1,499,613	301,287
Boston Properties, Inc.	1,529,532	121,491
Camden Property Trust (SBI)	1,142,483	146,820
Crown Castle International Corp.	4,644,465	793,414
Digital Realty Trust, Inc. (a)	3,053,239	377,472
Duke Realty Corp.	4,123,454	242,665
Equinix, Inc.	976,252	641,759
Equity Residential (SBI)	3,670,235	268,588
Essex Property Trust, Inc.	700,725	185,734
Extra Space Storage, Inc.	1,440,214	286,214
Federal Realty Investment Trust (SBI)	766,633	77,637
Healthpeak Properties, Inc.	5,786,985	151,908
Host Hotels & Resorts, Inc.	7,666,306	136,230
Iron Mountain, Inc.	3,116,409	163,954
Kimco Realty Corp.	6,628,396	139,727
Mid-America Apartment Communities, Inc.	1,238,016	205,102
Prologis (REIT), Inc.	7,939,700	988,572
Public Storage	1,637,886	541,862
Realty Income Corp.	6,452,416	440,571
Regency Centers Corp.	1,663,789	101,225
SBA Communications Corp. Class A	1,156,515	376,157
Simon Property Group, Inc.	3,521,616	359,134
UDR, Inc.	3,210,083	144,036
Ventas, Inc.	4,286,920	205,172
VICI Properties, Inc.	10,328,633	340,742
Vornado Realty Trust	1,706,938	44,756
Welltower Op	4,869,005	373,209
Weyerhaeuser Co.	7,985,076	272,770
		9,938,787
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	3,505,733	276,813
TOTAL REAL ESTATE		10,215,600
UTILITIES - 3.1%
Electric Utilities - 2.0%
Alliant Energy Corp. (a)	2,690,092	164,203
American Electric Power Co., Inc.	5,507,996	551,901
Constellation Energy Corp.	3,503,995	285,891
Duke Energy Corp.	8,257,527	882,812
Edison International (a)	4,088,547	277,081
Entergy Corp.	2,181,279	251,501
Evergy, Inc.	2,461,248	168,669
Eversource Energy (a)	3,698,976	331,761
Exelon Corp.	10,513,196	461,634
FirstEnergy Corp.	6,123,504	242,185
NextEra Energy, Inc.	21,070,149	1,792,227
NRG Energy, Inc. (a)	2,544,976	105,057
Pinnacle West Capital Corp.	1,211,986	91,323
PPL Corp.	7,892,883	229,525
Southern Co.	11,396,061	878,294
Xcel Energy, Inc.	5,841,655	433,743
		7,147,807
Gas Utilities - 0.0%
Atmos Energy Corp.	1,490,990	169,048
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	7,163,104	182,301
Multi-Utilities - 1.0%
Ameren Corp.	2,769,597	256,520
CenterPoint Energy, Inc.	6,751,080	212,862
CMS Energy Corp.	3,111,765	210,169
Consolidated Edison, Inc. (a)	3,799,979	371,410
Dominion Energy, Inc.	8,701,246	711,762
DTE Energy Co.	2,077,936	270,838
NiSource, Inc.	4,352,343	128,438
Public Service Enterprise Group, Inc.	5,354,784	344,634
Sempra Energy (a)	3,371,066	556,125
WEC Energy Group, Inc.	3,383,192	348,942
		3,411,700
Water Utilities - 0.1%
American Water Works Co., Inc. (a)	1,949,382	289,386
TOTAL UTILITIES		11,200,242
TOTAL COMMON STOCKS (Cost $211,622,866)		357,499,805

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $84,604)	85,000	83,944

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (e)	300,317,019	300,377
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	2,370,694,079	2,370,931
TOTAL MONEY MARKET FUNDS (Cost $2,671,301)		2,671,308

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $214,378,771)	360,255,057
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,996,053)
NET ASSETS - 100.0%	358,259,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,918	Sep 2022	775,078	34,643	34,643

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,706,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	1,073,614	8,879,493	9,652,730	4,309	-	-	300,377	0.6%
Fidelity Securities Lending Cash Central Fund 2.34%	5,904,527	11,536,197	15,069,793	1,401	-	-	2,370,931	6.8%
Total	6,978,141	20,415,690	24,722,523	5,710	-	-	2,671,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	30,093,396	30,093,396	-	-
Consumer Discretionary	40,867,458	40,867,458	-	-
Consumer Staples	24,190,843	24,190,843	-	-
Energy	16,693,729	16,693,729	-	-
Financials	38,833,577	38,833,577	-	-
Health Care	50,317,381	50,317,381	-	-
Industrials	28,325,347	28,325,347	-	-
Information Technology	97,686,407	97,686,407	-	-
Materials	9,075,825	9,075,825	-	-
Real Estate	10,215,600	10,215,600	-	-
Utilities	11,200,242	11,200,242	-	-

U.S. Government and Government Agency Obligations	83,944	-	83,944	-

Money Market Funds	2,671,308	2,671,308	-	-
Total Investments in Securities:	360,255,057	360,171,113	83,944	-
Derivative Instruments:

Assets
Futures Contracts	34,643	34,643	-	-
Total Assets	34,643	34,643	-	-
Total Derivative Instruments:	34,643	34,643	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	34,643	0
Total Equity Risk	34,643	0
Total Value of Derivatives	34,643	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,293,340) - See accompanying schedule:	$357,583,749
Unaffiliated issuers (cost $211,707,470)
Fidelity Central Funds (cost $2,671,301)	2,671,308

Total Investment in Securities (cost $214,378,771)		$360,255,057
Cash		375
Receivable for fund shares sold		360,668
Dividends receivable		585,627
Distributions receivable from Fidelity Central Funds		1,553
Other receivables		3,855
Total assets		361,207,135
Liabilities
Payable for investments purchased	$173,447
Payable for fund shares redeemed	389,662
Accrued management fee	4,718
Payable for daily variation margin on futures contracts	5,722
Other payables and accrued expenses	3,856
Collateral on securities loaned	2,370,726
Total Liabilities		2,948,131
Net Assets		$358,259,004
Net Assets consist of:
Paid in capital		$211,812,877
Total accumulated earnings (loss)		146,446,127
Net Assets		$358,259,004
Net Asset Value , offering price and redemption price per share ($358,259,004 ÷ 2,603,490 shares)		$137.61

Statement of Operations
Amounts in thousands		Six months ended August 31, 2022 (Unaudited)
Investment Income
Dividends		$3,007,527
Interest		452
Income from Fidelity Central Funds (including $1,401 from security lending)		5,710
Total Income		3,013,689
Expenses
Management fee	$27,026
Independent trustees' fees and expenses	592
Interest	29
Total expenses before reductions	27,647
Expense reductions	(1)
Total expenses after reductions		27,646
Net Investment income (loss)		2,986,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,864,493
Futures contracts	(36,616)
Total net realized gain (loss)		2,827,877
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40,002,523)
Futures contracts	43,953
Total change in net unrealized appreciation (depreciation)		(39,958,570)
Net gain (loss)		(37,130,693)
Net increase (decrease) in net assets resulting from operations		$(34,144,650)

Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,986,043	$4,853,909
Net realized gain (loss)	2,827,877	2,483,806
Change in net unrealized appreciation (depreciation)	(39,958,570)	40,694,888
Net increase (decrease) in net assets resulting from operations	(34,144,650)	48,032,603
Distributions to shareholders	(2,659,487)	(4,694,552)
Share transactions
Proceeds from sales of shares	49,248,204	98,523,858
Reinvestment of distributions	2,505,145	4,431,085
Cost of shares redeemed	(37,698,863)	(57,596,648)
Net increase (decrease) in net assets resulting from share transactions	14,054,486	45,358,295
Total increase (decrease) in net assets	(22,749,651)	88,696,346

Net Assets
Beginning of period	381,008,655	292,312,309
End of period	$358,259,004	$381,008,655

Other Information
Shares
Sold	343,812	647,125
Issued in reinvestment of distributions	17,639	28,989
Redeemed	(263,512)	(378,181)
Net increase (decrease)	97,939	297,933

Fidelity® 500 Index Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$152.07	$132.41	$102.76	$97.10	$95.15	$83.00
Income from Investment Operations
Net investment income (loss) B,C	1.16	2.08	1.95	2.05	1.86	1.74
Net realized and unrealized gain (loss)	(14.58)	19.60	29.78	5.92	2.46	12.25
Total from investment operations	(13.42)	21.68	31.73	7.97	4.32	13.99
Distributions from net investment income	(1.04)	(2.02)	(2.08)	(2.19)	(1.81)	(1.69)
Distributions from net realized gain	-	-	-	(.12)	(.57)	(.15)
Total distributions	(1.04)	(2.02)	(2.08)	(2.31)	(2.37) D	(1.84)
Net asset value, end of period	$137.61	$152.07	$132.41	$102.76	$97.10	$95.15
Total Return E,F	(8.85)%	16.37%	31.29%	8.18%	4.67%	17.08%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.02% I	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02% I	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02% I	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.62% I	1.36%	1.69%	1.96%	1.99%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$358,259	$381,009	$292,312	$219,404	$179,593	$32,225
Portfolio turnover rate J,K	2% I	2%	7%	4%	4%	4%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$3,767

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 161,197,630
Gross unrealized depreciation	(17,684,152)
Net unrealized appreciation (depreciation)	$ 143,513,478
Tax cost	$ 216,776,222

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(679,731)
Long-term	(800,094)
Total capital loss carryforward	$(1,479,825)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	22,567,729	2,962,628

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	30,545	3,416,100	4,344,229

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	15,650	2,000,139	2,466,602

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity 500 Index Fund	728	105,156

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity 500 Index Fund	Borrower	$ 55,260	1.06%	$ 29

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity 500 Index Fund	$ 144	$ - A	$-
A   In the amount of less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® 500 Index Fund	.02%
Actual		$ 1,000	$ 911.50	$ .10
Hypothetical- B		$ 1,000	$ 1,025.13	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity 500 Index Fund

The Board considered that effective July 1, 2016, the fund's management fee rate was reduced from 0.025% to 0.015%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.
The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements terminate on April 30, 2023 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients . The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.925892.111
U5I-U5A-SANN-1022

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022